UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Capital Trust
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2008
Item 1: Report(s) to Shareholders.

Schwab MarketTrack Portfolios ®

Semiannual Report
April 30, 2008

Schwab MarketTrack
All Equity Portfoliotm

Schwab MarketTrack
Growth Portfoliotm

Schwab MarketTrack
Balanced Portfoliotm

Schwab MarketTrack
Conservative Portfoliotm

Four portfolios that combine the power of
indexing with the benefits of asset allocation.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab MarketTrack All Equity Portfoliotm (Ticker Symbol: SWEGX)	-9.71%

Benchmark: All Equity Composite Index	-9.64%
Fund Category: Morningstar Large-Cap Blend	-9.80%

Performance Details	pages 6-7

Schwab MarketTrack Growth Portfoliotm

Investor Shares (Ticker Symbol: SWHGX)	-8.01%
P Shares (Ticker Symbol: SWPGX)	-7.96%
Benchmark: Growth Composite Index	-7.09%
Fund Category: Morningstar Large-Cap Blend	-9.80%

Performance Details	pages 8-9

Schwab MarketTrack Balanced Portfoliotm (Ticker Symbol: SWBGX)	-6.42%

Benchmark: Balanced Composite Index	-4.36%
Fund Category: Morningstar Moderate Allocation	-6.08%

Performance Details	pages 10-11

Schwab MarketTrack Conservative Portfoliotm

Investor Shares (Ticker Symbol: SWCGX)	-4.79%
P Shares (Ticker Symbol: SWCPX)	-4.74%
Benchmark: Conservative Composite Index	-1.61%
Fund Category: Morningstar Conservative Allocation	-2.64%

Performance Details	pages 12-13

Minimum Initial Investment[1]

Investor Shares	$ 100
P Shares	$100,000

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Portfolio expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
The All Equity Composite Index is composed of Morningstar category averages and is calculated using the following portion allocations: 45% large-cap stocks, 25% small-cap stocks and 30% foreign stocks. Source: Morningstar, Inc.
The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. Source: Morningstar, Inc.
The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 30% large-cap stocks, 15% small-cap stocks, 15% foreign stocks, 35% bonds and 5% cash. Source: Morningstar, Inc.
The Conservative Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 20% large-cap stocks, 10% small-cap stocks, 10% foreign stocks, 55% bonds and 5% cash. Source: Morningstar, Inc.
Source for category information: Morningstar, Inc.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab MarketTrack Portfolios 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure short-term volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Over the years, these intense market fluctuations have not been the norm, but it is during these periods that many investors can give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance and weathering the inevitable ups and downs of the market. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

2 Schwab MarketTrack Portfolios

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Over the past six months, equity markets experienced volatility as declining housing valuations, distressed bond markets, and dour economic outlook contributed to difficult investment conditions and uncertainty throughout the financial marketplace. Although equity markets recovered somewhat in April, returns for the period were negative as equity prices declined in this environment.

During these times of market uncertainty, it is more important than ever to ensure that your portfolio allocations represent your goals and tolerance for risk. Schwab Funds portfolios are developed and managed to meet your increasingly diverse needs. Whether through a single asset-allocation fund or a carefully crafted portfolio of index and actively managed funds, our goal is to provide investment products that allow you to effectively and efficiently build well-diversified portfolios.

As part of an ongoing effort to better serve clients by expanding our fund offerings, we launched three new Schwab Target Funds: the Schwab Target 2015 Fund, the Schwab Target 2025 Fund, and the Schwab Target 2035 Fund. With the addition of these funds, investors can more accurately plan for their intended date of retirement through a single time-sensitive diversified solution. In addition, we expanded the universe of underlying funds in each of the portfolios by including Emerging Market Equity, International Fixed Income, Global Real Estate, and Inflation Protected funds.

Thank you for investing with us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Schwab MarketTrack Portfolios 3

The Investment Environment

During the period, investment conditions in the financial marketplace proved to be difficult as dramatic price volatility and pessimistic economic outlook made investors increasingly risk-averse. Problems in housing and credit markets continued to weigh on investor confidence as liquidity and credit quality concerns spread beyond troubled bond and lending markets. Commodity prices, particularly in oil and food, rose during the period as the U.S. dollar simultaneously fell versus many international currencies, putting pressure on consumer prices. In this environment, equity prices in general began the period higher, but dropped off as market instability persisted, declining significantly in March before rallying in April.

Risk was reassessed and redefined during the period as investors reacted to volatility. A migration to the safety of U.S. Treasuries from all corners of the market indicated that investors took steps to reduce risk. In general, value stocks—securities that typically have high dividend yields and low price-to-earnings and price-to-book ratios—outperformed growth.

On an industry group level, Banks and Diversified Financials experienced the biggest declines, primarily due to write-downs and write-offs related to the subprime mortgage market and volatility in bond markets. The middle of March was a particularly low point in investor confidence, with the collapse of Bear Stearns. Tech and Telecomm sectors were down across the board, on the assumption that domestic and global growth would slow if current conditions persisted. Energy and Transportation, as well as Food & Staples Retailing, performed well fueled by surging commodity prices and strong demand.

In the bond markets, a repricing of risk premiums and a flight to safety across all segments of the fixed income market contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals. In order to maintain liquidity, many investors were forced to sell high quality assets at depressed prices. This selling pressure occurred at the same time demand for non-U.S. Treasury securities was weakest, and as a result prices were driven down even further.

Over the last several months, the decline in the value of the U.S. dollar in conjunction with broad-spectrum increases in commodity prices contributed to concerns over inflation and the strength of the U.S. economy. Toward the end of the reporting period, the dollar reached lows against both the Yen and the Euro, while crude oil prices neared $120 dollars a barrel in April. In addition, the price of food staples such as rice and wheat rose to unprecedented levels in March.

In response to mounting market volatility and illiquidity across the broader marketplace, the Federal Reserve (the “Fed”) initiated a number of market control mechanisms designed to bolster investor confidence. During the reporting period, the Fed cut interest rates from 4.75% to 2.00% attempting to restore liquidity to the market by making lending more attractive. Additionally, major banks and other lending institutions in the private sector took measures to shore up riskier portions of their portfolios and encourage stricter borrowing standards in order to prevent further defaults and credit downgrades.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-9.64%	S&P 500® Index: measures U.S. large-cap stocks

-12.92%	Russell 2000® Index: measures U.S. small-cap stocks

-9.21%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.08%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

1.51%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab MarketTrack Portfolios

Portfolio Management

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the equity portions of the portfolios. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Caroline Lee, a managing director and portfolio manager of the investment adviser, co-manages the portfolios. Prior to joining the firm in November 2005, she worked in asset management for over four years overseeing subadvisor relationships in the pension group of a major corporation. She has also had three years of previous experience in investment management at another financial services firm.

Thomas P. Miller, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each portfolio. He joined the firm in 2000. In 2006, he became a member of the investment adviser’s Portfolio Strategy group. He was appointed portfolio manager in 2008.

Steve Hung, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the bond portion of the portfolios. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the bond portion of the portfolios. He joined the firm in 1999 and has worked in fixed income and asset management since 1996.

Schwab MarketTrack Portfolios 5

Schwab MarketTrack All Equity Portfoliotm

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes. Each portfolio seeks to maintain a defined mix of asset classes over time, and each invests mainly in a combination of other Schwab Funds most of which are managed using indexing strategies. Each portfolio pursues a different investment goal. Accordingly, portfolio returns over a given period will reflect a blend of returns of the underlying asset classes, and will depend on their relative weightings in each portfolio.

The Schwab MarketTrack All Equity Portfolio returned -9.71% during the period, narrowly underperforming the benchmark All Equity Composite Index, which returned -9.64%. The portfolio focuses on long-term stock growth, while remaining close to the target allocations of 45% in large-cap, 30% in international and 25% in small-cap stocks. During the period, major equity indexes and averages, including the Russell 2000 Index and the S&P 500 Index, declined in value as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. In absolute terms, the portfolio’s sub-holdings were down across the board, led by the Schwab Small-Cap Index Fund, which returned -10.59%. Underlying funds were in line with their respective benchmarks on a relative return basis. Unlike other Schwab MarketTrack funds, the all equity portfolio does not have an allocation to fixed income securities, and tends to experience larger declines in down markets.

As of 04/30/08:

 Statistics

Number of Holdings	5
Weighted Average
Market Cap

($ x 1,000,000)	$66,887

Price/Earnings Ratio (P/E)	18.4

Price/Book Ratio (P/B)	2.1

Portfolio Turnover Rate[2]	3%

 Asset Class Weightings % of Investments

Large-Cap Stocks	43.5%

International Stocks	30.3%

Small-Cap Stocks	24.6%

Short-Term Investments	1.6%

Total	100.0%

 Top Holdings % Net Assets1

Schwab Institutional Select

S&P 500 Fund	43.4%
Schwab International Index

Fund, Select Shares	30.3%
Schwab Small-Cap Index Fund,

Select Shares	24.6%

Total	98.3%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

6 Schwab MarketTrack Portfolios

 Schwab MarketTrack All Equity Portfoliotm

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	Since Inception

Portfolio: Schwab MarketTrack All Equity Portfoliotm (5/19/98)	-9.71%	-4.11%	13.74%	4.78%
Benchmark: All Equity Composite Index	-9.64%	-3.79%	14.40%	5.17%
Fund Category: Morningstar Large-Cap Blend	-9.80%	-4.37%	10.57%	4.03%

Fund Expense Ratios3: Net 0.80%; Gross 1.02%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The All Equity Composite Index is composed of Morningstar category averages and is calculated using the following portion allocations: 45% large-cap stocks, 25% small-cap stocks and 30% foreign stocks. Source: Morningstar, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[3]	As of 2/28/08 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolios invest. The annualized weighted average expense ratio of the Underlying Funds was 0.30%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holding as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab MarketTrack Portfolios 7

Schwab MarketTrack Growth Portfoliotm

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes. Each portfolio seeks to maintain a defined mix of asset classes over time, and each invests mainly in a combination of other Schwab Funds most of which are managed using indexing strategies. Each portfolio pursues a different investment goal. Accordingly, portfolio returns over a given period will reflect a blend of returns of the underlying asset classes, and will depend on their relative weightings in each portfolio.

The Schwab MarketTrack Growth Portfolio Investor Shares returned -8.01% during the period, underperforming the benchmark Growth Composite Index, which returned -7.09%. The portfolio focuses on stock investments, while including some bonds and cash investments, remaining close to the target allocations of 80% stocks, 15% bonds, and 5% cash. During the period, major equity indexes and averages, including the Russell 2000 Index and the S&P 500 Index, declined in value as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. In absolute terms, the portfolio’s equity allocation led declines in returns, with the Schwab Small-Cap Index Fund and the Schwab Institutional Select S&P 500 Fund down -10.59% and -9.63% respectively. Bond funds were also negative, with the Schwab Total Bond Market Fund down -1.62%. In the fixed income market, a flight to safety contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals. Due to these unusual market conditions, the Schwab Total Bond Market Fund underperformed its respective benchmark, the Lehman Brothers U.S. Aggregate Bond Index, contributing to the fund’s relative underperformance versus the benchmark.

As of 04/30/08:

 Statistics

Number of Holdings	509
Weighted Average
Market Cap

($ x 1,000,000)	$60,465

Price/Earnings Ratio (P/E)	18.7

Price/Book Ratio (P/B)	2.1

Portfolio Turnover Rate[2]	3%

 Asset Class Weightings % of Investments

Large-Cap Stocks	40.2%

International Stocks	20.5%

Small-Cap Stocks	20.4%

Bonds	14.5%

Short-Term Investments	4.4%

Total	100.0%

 Top Holdings % Net Assets1

Schwab Institutional Select

S&P 500 Fund	24.1%
Schwab International Index

Fund, Select Shares	20.5%
Schwab Small-Cap Index Fund,

Select Shares	20.4%

Schwab Total Bond Market Fund	14.5%
Schwab Value Advantage Money

Fund, Institutional Shares	3.6%

Exxon Mobil Corp.	0.7%

General Electric Co.	0.4%

Microsoft Corp.	0.3%

AT&T, Inc.	0.3%

The Procter & Gamble Co.	0.3%

Total	85.1%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

8 Schwab MarketTrack Portfolios

 Schwab MarketTrack Growth Portfoliotm

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$100,000 Investment in P Shares1

 Average Annual Total Returns1,2

Portfolio Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (11/20/95)	-8.01%	-3.33%	11.21%	4.78%	7.74%
P Shares (4/6/06)	-7.96%	-3.23%	n/a	n/a	4.57%
Benchmark: Growth Composite Index	-7.09%	-1.86%	12.01%	5.29%	(11/20/95) 8.23%
					(4/6/06) 5.85%
Fund Category: Morningstar Large-Cap Blend	-9.80%	-4.37%	10.57%	3.97%	(11/20/95) 8.09%
					(4/6/06) 3.91%

Fund Expense Ratios3: Investor Shares: Net 0.79%; Gross 0.99% / P Shares: Net 0.64%; Gross 0.84%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. Source: Morningstar, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[3]	As of 2/28/08 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolios invest. The annualized weighted average expense ratio of the Underlying Funds was 0.29%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holdings as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab MarketTrack Portfolios 9

Schwab MarketTrack Balanced Portfoliotm

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes. Each portfolio seeks to maintain a defined mix of asset classes over time, and each invests mainly in a combination of other Schwab Funds most of which are managed using indexing strategies. Each portfolio pursues a different investment goal. Accordingly, portfolio returns over a given period will reflect a blend of returns of the underlying asset classes, and will depend on their relative weightings in each portfolio.

The Schwab MarketTrack Balanced Portfolio returned -6.42%, underperforming the benchmark Balanced Composite Index, which returned -4.36%. The portfolio focuses on both stock and bond investments, while remaining close to the target allocations of 60% stocks, 35% bonds, and 5% cash. During the period, major equity indexes and averages, including the Russell 2000 Index and the S&P 500 Index, declined in value as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. In absolute terms, the portfolio’s equity allocation led declines in returns, with the Schwab Small-Cap Index Fund and the Schwab Institutional Select S&P 500 Fund down -10.59% and -9.63% respectively. Bond funds were also negative, with the Schwab Total Bond Market Fund down -1.62%. In the fixed income market, a flight to safety contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals. Due to these unusual market conditions, the Schwab Total Bond Market Fund underperformed its respective benchmark, the Lehman Brothers U.S. Aggregate Bond Index, contributing to the fund’s relative underperformance versus the benchmark.

As of 04/30/08:

 Statistics

Number of Holdings	506

Portfolio Turnover Rate[2]	6%

 Asset Class Weightings % of Investments

Bonds	34.7%

Large-Cap Stocks	30.3%

Small-Cap Stocks	15.3%

International Stocks	15.2%

Short-Term Investments	4.5%

Total	100.0%

 Top Holdings % Net Assets1

Schwab Total Bond Market Fund	34.7%
Schwab Institutional Select

S&P 500 Fund	15.5%
Schwab Small-Cap Index Fund,

Select Shares	15.2%
Schwab International Index

Fund, Select Shares	15.2%
Schwab Value Advantage Money

Fund, Institutional Shares	2.3%

Exxon Mobil Corp.	0.6%

General Electric Co.	0.4%

Microsoft Corp.	0.3%

AT&T, Inc.	0.3%

The Procter & Gamble Co.	0.3%

Total	84.8%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

10 Schwab MarketTrack Portfolios

 Schwab MarketTrack Balanced Portfoliotm

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Balanced Portfoliotm (11/20/95)	-6.42%	-2.44%	9.09%	4.92%
Benchmark: Balanced Composite Index	-4.36%	0.33%	10.11%	5.58%
Fund Category: Morningstar Moderate Allocation	-6.08%	-1.47%	8.79%	4.69%

Fund Expense Ratios3: Net 0.84%; Gross 1.06%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 30% large-cap stocks, 15% small-cap stocks, 15% foreign stocks, 35% bonds and 5% cash. Source: Morningstar, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[3]	As of 2/28/08 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolios invest. The annualized weighted average expense ratio of the Underlying Funds was 0.34%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab MarketTrack Portfolios 11

Schwab MarketTrack Conservative Portfoliotm

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes. Each portfolio seeks to maintain a defined mix of asset classes over time, and each invests mainly in a combination of other Schwab Funds most of which are managed using indexing strategies. Each portfolio pursues a different investment goal. Accordingly, portfolio returns over a given period will reflect a blend of returns of the underlying asset classes, and will depend on their relative weightings in each portfolio.

The Schwab MarketTrack Conservative Portfolio Investor Shares returned -4.79% during the period, underperforming the benchmark Conservative Composite Index, which returned -1.61%. The portfolio focuses on bond investments, but also includes equity investments, remaining close to the target allocations of 55% bonds, 40% stocks, and 5% cash. During the period, major equity indexes and averages, including the Russell 2000 Index and the S&P 500 Index, declined in value as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. In absolute terms, the portfolio’s equity allocation led declines in returns, with the Schwab Small-Cap Index Fund and the Schwab Institutional Select S&P 500 Fund down -10.59% and -9.63% respectively. Bond funds were also negative, with the Schwab Total Bond Market Fund down -1.62%. In the fixed income market, a flight to safety contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals. Due to these unusual market conditions, the Schwab Total Bond Market Fund underperformed its respective benchmark, the Lehman Brothers U.S. Aggregate Bond Index, contributing to the fund’s relative underperformance versus the benchmark.

As of 04/30/08:

 Statistics

Number of Holdings	508

Portfolio Turnover Rate[2]	4%

 Asset Class Weightings % of Investments

Bonds	54.9%

Large-Cap Stocks	20.2%

International Stocks	10.4%

Small-Cap Stocks	10.3%

Short-Term Investments	4.2%

Total	100.0%

 Top Holdings % Net Assets1

Schwab Total Bond Market Fund	54.8%
Schwab S&P 500 Index Fund,

Select Shares	11.3%
Schwab International Index

Fund, Select Shares	10.3%
Schwab Small-Cap Index Fund,

Select Shares	10.3%
Schwab Institutional Select

S&P 500 Fund	3.4%
Schwab Value Advantage Money

Fund, Institutional Shares	2.9%

Exxon Mobil Corp.	0.2%

General Electric Co.	0.2%

Microsoft Corp.	0.1%

AT&T, Inc.	0.1%

Total	93.6%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

12 Schwab MarketTrack Portfolios

 Schwab MarketTrack Conservative Portfoliotm

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$100,000 Investment in P Shares1

 Average Annual Total Returns1,2

Portfolio Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (11/20/95)	-4.79%	-1.53%	6.98%	4.91%	6.45%
P Shares (4/6/06)	-4.74%	-1.41%	n/a	n/a	4.03%
Benchmark: Conservative Composite Index	-1.61%	2.49%	8.19%	5.78%	(11/20/95) 7.35%
					(4/6/06) 6.31%
Fund Category: Morningstar Conservative Allocation	-2.64%	0.38%	6.03%	4.27%	(11/20/95) 5.99%
					(4/6/06) 4.28%

Fund Expense Ratios3: Investor Shares: Net 0.92%; Gross 1.15% / P Shares: Net 0.77%; Gross 1.00%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Conservative Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 20% large-cap stocks, 10% small-cap stocks, 10% foreign stocks, 55% bonds and 5% cash. Source: Morningstar, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[3]	As of 2/28/08 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolios invest. The annualized weighted average expense ratio of the Underlying Funds was 0.42%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab MarketTrack Portfolios 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2007 and held through April 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/07	at 4/30/08	11/1/07 - 4/30/08

Schwab MarketTrack All Equity Portfoliotm
Actual Return	0.50%	$1,000	$902.90	$2.37
Hypothetical 5% Return	0.50%	$1,000	$1,022.38	$2.51

Schwab MarketTrack Growth Portfoliotm
Investor Shares
Actual Return	0.50%	$1,000	$919.90	$2.39
Hypothetical 5% Return	0.50%	$1,000	$1,022.38	$2.51
P Shares
Actual Return	0.35%	$1,000	$920.40	$1.67
Hypothetical 5% Return	0.35%	$1,000	$1,023.12	$1.76

Schwab MarketTrack Balanced Portfoliotm
Actual Return	0.50%	$1,000	$935.80	$2.41
Hypothetical 5% Return	0.50%	$1,000	$1,022.38	$2.51

Schwab MarketTrack Conservative Portfoliotm
Investor Shares
Actual Return	0.50%	$1,000	$952.10	$2.43
Hypothetical 5% Return	0.50%	$1,000	$1,022.38	$2.51
P Shares
Actual Return	0.35%	$1,000	$952.60	$1.70
Hypothetical 5% Return	0.35%	$1,000	$1,023.12	$1.76

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the portfolios invest.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

14 Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity Portfoliotm

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02-
	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	15.58	13.63	11.55	10.44	9.43	7.60

Income (loss) from investment operations:
Net investment income (loss)	0.23	0.21	0.11	0.12	0.08	0.09
Net realized and unrealized gains (losses)	(1.73)	2.01	2.10	1.11	1.02	1.85

Total from investment operations	(1.50)	2.22	2.21	1.23	1.10	1.94
Less distributions:
Distributions from net investment income	(0.22)	(0.27)	(0.13)	(0.12)	(0.09)	(0.09)
Distributions from net realized gains	(0.01)	—	—	—	—	(0.02)

Total distributions	(0.23)	(0.27)	(0.13)	(0.12)	(0.09)	(0.11)

Net asset value at end of period	13.85	15.58	13.63	11.55	10.44	9.43

Total return (%)	(9.71)[1]	16.55	19.31	11.81	11.75	25.77

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50 [3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.72 [3]	0.72	0.74	0.75	0.76	0.76
Net investment income (loss)	3.29 [3]	1.24	0.89	1.07	0.83	1.10
Portfolio turnover rate	3 [1]	0 [4]	8	49	7	10
Net assets, end of period ($ x 1,000,000)	639	682	527	463	450	427
* Unaudited.
1 Not annualized.
2 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.
3 Annualized.
4 Less than 1%.

See financial notes 15

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.3%	Other Investment Companies	541,710	628,341
1.6%	Short-Term Investments	10,619	10,619

99.9%	Total Investments	552,329	638,960
0.1%	Other Assets and Liabilities, Net		539

100.0%	Total Net Assets		639,499

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 98.3% of net assets
Schwab Institutional Select S&P 500 Fund (a)	25,242,872	277,672
Schwab International Index Fund, Select Shares (a)	8,375,439	193,473
Schwab Small-Cap Index Fund, Select Shares (a)	8,317,271	157,196

Total Other Investment Companies (Cost $541,710)		628,341

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.6% of net assets

Commercial Paper & Other Corporate Obligations 1.5%
Wells Fargo, Grand Cayman Time Deposit
2.09%, 05/01/08	10,225	10,225

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.96%, 06/19/08 (b)	395	394

Total Short-Term Investments (Cost $10,619)		10,619

End of Investments.

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $568,293, and the unrealized appreciation and depreciation were $72,661 and ($1,994) respectively, with net unrealized appreciation of $70,667.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 04/30/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
S & P 500 Index, e-mini, Long expires 06/20/08	100	6,930	(26)

16 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $541,710)		$628,341
Investments in unaffiliated issuers, at value (cost $10,619)	+	10,619

Total investments, at value (cost $552,329)		638,960
Receivables:
Fund shares sold		1,097
Interest		1
Prepaid expenses	+	1

Total assets		640,059

Liabilities
Payables:
Investment adviser and administrator fees		11
Transfer agent and shareholder services fees		13
Fund shares redeemed		452
Due to brokers for futures		26
Accrued expenses	+	58

Total liabilities		560

Net Assets
Total assets		640,059
Total liabilities	−	560

Net assets		$639,499
Net Assets by Source
Capital received from investors		547,033
Distributions in excess of net investment income		(1,515)
Net realized capital gains		7,376
Net unrealized capital gains		86,605

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$639,499		46,165		$13.85

See financial notes 17

 Schwab MarketTrack All Equity Portfolio

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$11,610
Interest	+	180

Total investment income		11,790

Net Realized Gains and Losses
Net realized losses on sales of affiliated underlying funds		(2,933)
Net realized gains received from affiliated underlying funds		24,684
Net realized losses on futures contracts	+	(593)

Net realized gains		21,158

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(97,876)
Net unrealized losses on futures contracts	+	(311)

Net unrealized losses		(98,187)

Expenses
Investment adviser and administrator fees		1,337
Transfer agent and shareholder service fees		777
Shareholder reports		56
Professional fees		19
Registration fees		23
Portfolio accounting fees		14
Custodian fees		8
Trustees’ fees		5
Other expense	+	12

Total expenses		2,251
Expense reduction by adviser and Schwab	−	696

Net expenses		1,555

Increase (Decrease) in Net Assets from Operations
Total investment income		11,790
Net expenses	−	1,555

Net investment income		10,235
Net realized gains		21,158
Net unrealized losses	+	(98,187)

Decrease in net assets from operations		($66,794)

18 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-04/30/08	11/1/06-10/31/07
Net investment income		$10,235	$7,451
Net realized gains		21,158	15,732
Net unrealized gains (losses)	+	(98,187)	67,913

Increase (Decrease) in net assets from operations		(66,794)	91,096

Distributions to Shareholders
Distrbutions from net investment income		9,699	10,516
Distributions from net realized gains	+	437	—

Total distributions		$10,136	$10,516

Transactions in Fund Shares

		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		6,176	$85,709	11,711	$170,551
Shares Reinvested		667	9,651	728	10,065
Shares Redeemed	+	(4,477)	(61,331)	(7,299)	(105,663)

Net transactions in fund shares		2,366	$34,029	5,140	$74,953

Shares Outstanding and Net Assets
		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		43,799	$682,400	38,659	$526,867
Total increase or decrease	+	2,366	(42,901)	5,140	155,533

End of period		46,165	$639,499	43,799	$682,400

Distributions in excess of net investment income			($1,515)		($2,051)

See financial notes 19

Schwab MarketTrack Growth Portfoliotm

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Investor Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	21.09	19.16	16.81	15.57	14.36	12.05

Income (loss) from investment operations:	—
Net investment income (loss)	0.31	0.40	0.30	0.27	0.21	0.18
Net realized and unrealized gains (losses)	(1.97)	2.16	2.33	1.20	1.21	2.33

Total from investment operations	(1.66)	2.56	2.63	1.47	1.42	2.51
Less distributions:
Distributions from net investment income	(0.41)	(0.46)	(0.28)	(0.23)	(0.21)	(0.20)
Distributions from net realized gains	(0.40)	(0.17)	—	—	—	—

Total distributions	(0.81)	(0.63)	(0.28)	(0.23)	(0.21)	(0.20)

Net asset value at end of period	18.62	21.09	19.16	16.81	15.57	14.36

Total return (%)	(8.01)[1]	13.69	15.83	9.48	9.94	21.18

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50 [3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.71 [3]	0.70	0.71	0.72	0.73	0.74
Net investment income (loss)	3.22 [3]	1.94	1.74	1.58	1.35	1.48
Portfolio turnover rate	3 [1]	4	7	33	9	9
Net assets, end of period ($ x 1,000,000)	630	686	602	657	614	578

	11/1/07–	11/1/06–	4/6/06[4]–
P Shares	4/30/08*	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	21.10	19.18	18.32

Income (loss) from investment operations:
Net investment income (loss)	0.30	0.42	0.10
Net realized and unrealized gains (losses)	(1.95)	2.16	0.76

Total from investment operations	(1.65)	2.58	0.86
Less distributions:
Distributions from net investment income	(0.44)	(0.49)	—
Distributions from net realized gains	(0.40)	(0.17)	—

Total distributions	(0.84)	(0.66)	—

Net asset value at end of period	18.61	21.10	19.18

Total return (%)	(7.96)[1]	13.83	4.69	[1]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.35 [3]	0.35	0.35	[3]
Gross operating expenses[2]	0.56 [3]	0.55	0.56	[3]
Net investment income (loss)	3.25 [3]	2.07	0.95	[3]
Portfolio turnover rate	3 [1]	4	7	[1]
Net assets, end of period ($ x 1,000,000)	130	138	119
* Unaudited.
1 Not annualized.
2 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.
3 Annualized.
4 Commencement of operations.

20 See financial notes

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

16.1%	Common Stock	69,325	122,483
83.1%	Other Investment Companies	529,967	631,073
0.8%	Short-Term Investment	5,844	5,844

100.0%	Total Investments	605,136	759,400
0.0%	Other Assets and Liabilities, Net		108

100.0%	Total Net Assets		759,508

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 16.1% of net assets

Automobiles & Components 0.1%
Ford Motor Co. *	18,103	149
General Motors Corp.	5,425	126
Harley-Davidson, Inc.	3,000	115
Johnson Controls, Inc.	5,400	190
The Goodyear Tire & Rubber Co. *	1,600	43

		623

Banks 0.5%
BB&T Corp.	5,300	182
Comerica, Inc.	1,700	59
Countrywide Financial Corp.	5,298	31
Fannie Mae	9,400	266
Fifth Third Bancorp	5,369	115
First Horizon National Corp.	1,200	13
Freddie Mac	6,600	164
Hudson City Bancorp, Inc.	3,500	67
Huntington Bancshares, Inc.	2,262	21
KeyCorp	4,400	106
M&T Bank Corp.	998	93
Marshall & Ilsley Corp.	2,056	51
MGIC Investment Corp.	900	12
National City Corp.	6,100	38
PNC Financial Services Group, Inc.	2,800	194
Regions Financial Corp.	7,173	157
Sovereign Bancorp, Inc.	3,885	29
SunTrust Banks, Inc.	3,500	195
U.S. Bancorp	17,972	609
Wachovia Corp.	18,552	541
Washington Mutual, Inc.	9,843	121
Wells Fargo & Co.	33,230	989
Zions Bancorp	900	42

		4,095

Capital Goods 1.5%
3M Co.	7,600	584
Caterpillar, Inc.	6,600	540
Cooper Industries Ltd., Class A	1,800	76
Cummins, Inc.	1,600	100
Danaher Corp.	2,800	218
Deere & Co.	4,600	387
Dover Corp.	2,000	99
Eaton Corp.	1,400	123
Emerson Electric Co.	8,000	418
Fluor Corp.	800	122
General Dynamics Corp.	4,000	362
General Electric Co.	102,700	3,358
Goodrich Corp.	1,100	75
Honeywell International, Inc.	8,437	501
Illinois Tool Works, Inc.	4,200	220
Ingersoll-Rand Co., Ltd., Class A	3,300	146
ITT Corp.	1,800	115
Jacobs Engineering Group, Inc. *	1,200	104
L-3 Communications Holdings, Inc.	1,100	123
Lockheed Martin Corp.	3,900	413
Masco Corp.	4,500	82
Northrop Grumman Corp.	3,592	264
PACCAR, Inc.	3,543	168
Pall Corp.	1,000	35
Parker Hannifin Corp.	1,725	138
Precision Castparts Corp.	1,400	165
Raytheon Co.	4,500	288
Rockwell Automation, Inc.	1,900	103
Rockwell Collins, Inc.	1,900	120
Terex Corp. *	800	56
Textron, Inc.	3,000	183
The Boeing Co.	8,078	685
The Manitowoc Co., Inc.	1,300	49
Trane, Inc.	2,100	98
Tyco International Ltd.	4,950	232
United Technologies Corp.	10,000	725
W.W. Grainger, Inc.	900	78

		11,553

Commercial Services & Supplies 0.1%
Allied Waste Industries, Inc. *	3,100	38
Avery Dennison Corp.	1,200	58
Cintas Corp.	1,638	49
Equifax, Inc.	1,200	46
Monster Worldwide, Inc. *	954	23
Pitney Bowes, Inc.	2,300	83
R.R. Donnelley & Sons Co.	2,100	65
Robert Half International, Inc.	1,700	40
Waste Management, Inc.	5,517	199

		601

Consumer Durables & Apparel 0.2%
Brunswick Corp.	900	15
Centex Corp.	1,200	25
Coach, Inc. *	3,600	128

See financial notes 21

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

D.R. Horton, Inc.	2,660	41
Eastman Kodak Co.	3,100	56
Fortune Brands, Inc.	1,400	95
Harman International Industries, Inc.	700	29
Hasbro, Inc.	1,650	59
Jones Apparel Group, Inc.	1,200	19
KB HOME	800	18
Leggett & Platt, Inc.	2,000	33
Lennar Corp., Class A	1,300	24
Liz Claiborne, Inc.	1,200	21
Mattel, Inc.	4,150	78
Newell Rubbermaid, Inc.	2,745	56
NIKE, Inc., Class B	4,600	307
Polo Ralph Lauren Corp.	500	31
Pulte Homes, Inc.	2,400	31
Snap-on, Inc.	600	36
The Black & Decker Corp.	900	59
The Stanley Works	600	29
VF Corp.	1,200	89
Whirlpool Corp.	907	66

		1,345

Consumer Services 0.3%
Apollo Group, Inc., Class A *	1,700	86
Carnival Corp.	4,300	173
Darden Restaurants, Inc.	1,800	64
H&R Block, Inc.	3,400	74
International Game Technology	3,400	118
Marriott International, Inc., Class A	3,900	134
McDonald’s Corp.	12,400	739
Starbucks Corp. *	7,920	129
Starwood Hotels & Resorts Worldwide, Inc.	1,900	99
Wendy’s International, Inc.	1,000	29
Wyndham Worldwide Corp.	1,986	43
Yum! Brands, Inc.	6,240	254

		1,942

Diversified Financials 1.3%
American Capital Strategies Ltd.	900	29
American Express Co.	12,300	591
Ameriprise Financial, Inc.	2,300	109
Bank of America Corp.	45,610	1,712
Bank of New York Mellon Corp.	10,986	478
Capital One Financial Corp.	2,900	154
CIT Group, Inc.	2,000	22
Citigroup, Inc.	49,392	1,248
CME Group, Inc.	340	155
Discover Financial Services	5,450	99
E *TRADE Financial Corp. *	3,500	14
Federated Investors, Inc., Class B	1,100	37
Franklin Resources, Inc.	1,500	143
IntercontinentalExchange, Inc. *	700	109
Janus Capital Group, Inc.	2,200	62
JPMorgan Chase & Co.	34,915	1,664
Legg Mason, Inc.	1,200	72
Lehman Brothers Holdings, Inc.	5,200	230
Leucadia National Corp.	1,500	77
Merrill Lynch & Co., Inc.	8,800	438
Moody’s Corp.	3,000	111
Morgan Stanley	10,900	530
Northern Trust Corp.	2,200	163
NYSE Euronext	2,500	165
SLM Corp. *	4,110	76
State Street Corp.	3,300	238
T. Rowe Price Group, Inc.	2,400	140
The Charles Schwab Corp. (a)	11,242	243
The Goldman Sachs Group, Inc.	4,179	800

		9,909

Energy 2.2%
Anadarko Petroleum Corp.	4,836	322
Apache Corp.	3,308	446
Baker Hughes, Inc.	3,360	272
BJ Services Co.	3,000	85
Cameron International Corp. *	2,200	108
Chesapeake Energy Corp.	3,600	186
Chevron Corp.	21,635	2,080
ConocoPhillips	16,440	1,416
CONSOL Energy, Inc.	1,800	146
Devon Energy Corp.	4,600	522
El Paso Corp.	6,306	108
ENSCO International, Inc.	1,100	70
EOG Resources, Inc.	2,256	294
Exxon Mobil Corp.	57,298	5,333
Halliburton Co.	9,916	455
Hess Corp.	2,520	268
Marathon Oil Corp.	7,178	327
Murphy Oil Corp.	1,600	145
Nabors Industries Ltd. *	2,800	105
National-Oilwell Varco, Inc. *	3,200	219
Noble Corp.	2,600	146
Noble Energy	1,500	131
Occidental Petroleum Corp.	7,800	649
Patriot Coal Corp. *	190	13
Peabody Energy Corp.	1,900	116
Range Resources Corp.	1,300	86
Rowan Cos., Inc.	1,100	43
Schlumberger Ltd.	11,400	1,146
Smith International, Inc.	1,900	145
Spectra Energy Corp.	5,674	140
Sunoco, Inc.	1,400	65
Tesoro Corp.	1,400	35
The Williams Cos., Inc.	5,000	177
Transocean, Inc. *	2,689	397
Valero Energy Corp.	6,000	293
Weatherford International Ltd. *	2,720	219
XTO Energy, Inc.	4,166	258

		16,966

Food & Staples Retailing 0.4%
Costco Wholesale Corp.	4,400	313
CVS Caremark Corp.	15,264	616
Safeway, Inc.	4,200	133
Supervalu, Inc.	2,043	68
Sysco Corp.	6,200	189
The Kroger Co.	7,200	196
Wal-Mart Stores, Inc.	24,800	1,438

22 See financial notes

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Walgreen Co.	9,900	345
Whole Foods Market, Inc.	1,000	33

		3,331

Food, Beverage & Tobacco 0.9%
Altria Group, Inc.	20,300	406
Anheuser-Busch Cos., Inc.	7,800	384
Archer-Daniels-Midland Co.	6,532	288
Brown-Forman Corp., Class B	904	61
Campbell Soup Co.	1,800	63
Coca-Cola Enterprises, Inc.	4,000	90
ConAgra Foods, Inc.	4,900	115
Constellation Brands, Inc., Class A *	1,920	35
Dean Foods Co. *	1,300	30
General Mills, Inc.	3,576	216
H.J. Heinz Co.	3,400	160
Kellogg Co.	2,500	128
Kraft Foods, Inc., Class A	14,048	444
McCormick & Co., Inc.	1,400	53
Molson Coors Brewing Co., Class B	1,600	88
PepsiCo, Inc.	16,460	1,128
Philip Morris International, Inc. *	20,300	1,036
Reynolds American, Inc.	2,284	123
Sara Lee Corp.	7,600	110
The Coca-Cola Co.	20,600	1,213
The Hershey Co.	1,700	64
The Pepsi Bottling Group, Inc.	1,932	65
Tyson Foods, Inc., Class A	2,500	45
UST, Inc.	1,600	83
Wm. Wrigley Jr. Co.	2,375	181

		6,609

Health Care Equipment & Services 0.6%
Aetna, Inc.	5,696	248
AmerisourceBergen Corp.	2,000	81
Baxter International, Inc.	6,100	380
Becton, Dickinson & Co.	2,600	233
Boston Scientific Corp. *	10,887	145
C.R. Bard, Inc.	1,000	94
Cardinal Health, Inc.	4,100	214
CIGNA Corp.	4,200	179
Coventry Health Care, Inc. *	1,650	74
Covidien Ltd.	4,950	231
Express Scripts, Inc. *	3,200	224
Hospira, Inc. *	1,530	63
Humana, Inc. *	1,400	67
IMS Health, Inc.	2,300	57
Laboratory Corp. of America Holdings *	1,300	98
McKesson Corp.	2,654	138
Medco Health Solutions, Inc. *	5,282	262
Medtronic, Inc.	11,800	574
Patterson Cos., Inc. *	1,300	45
Quest Diagnostics, Inc.	1,802	90
St. Jude Medical, Inc. *	3,500	153
Stryker Corp.	2,884	187
Tenet Healthcare Corp. *	4,650	30
UnitedHealth Group, Inc.	12,600	411
Varian Medical Systems, Inc. *	900	42
WellPoint, Inc. *	5,902	294
Zimmer Holdings, Inc. *	2,300	171

		4,785

Household & Personal Products 0.4%
Avon Products, Inc.	4,800	187
Colgate-Palmolive Co.	5,300	375
Kimberly-Clark Corp.	4,960	317
The Clorox Co.	1,500	80
The Estee Lauder Cos., Inc., Class A	1,100	50
The Procter & Gamble Co.	31,717	2,127

		3,136

Insurance 0.7%
ACE Ltd.	2,500	151
Aflac, Inc.	5,200	347
Ambac Financial Group, Inc.	1,015	5
American International Group, Inc.	25,551	1,180
Aon Corp.	2,625	119
Assurant, Inc.	1,000	65
Cincinnati Financial Corp.	1,984	71
Genworth Financial, Inc., Class A	3,700	85
Lincoln National Corp.	3,168	170
Loews Corp.	4,800	202
Marsh & McLennan Cos., Inc.	5,200	144
MBIA, Inc.	1,350	14
MetLife, Inc.	7,310	445
Principal Financial Group, Inc.	3,065	165
Prudential Financial, Inc.	5,200	394
SAFECO Corp.	1,100	73
The Allstate Corp.	6,700	337
The Chubb Corp.	3,800	201
The Hartford Financial Services Group, Inc.	2,900	207
The Progressive Corp.	8,400	153
The Travelers Cos., Inc.	6,453	325
Torchmark Corp.	1,100	71
Unum Group	2,349	55
XL Capital Ltd., Class A	1,300	45

		5,024

Materials 0.6%
Air Products & Chemicals, Inc.	2,300	226
Alcoa, Inc.	8,472	295
Allegheny Technologies, Inc.	735	51
Ashland, Inc.	800	42
Ball Corp.	800	43
Bemis Co., Inc.	1,000	26
E.I. du Pont de Nemours & Co.	9,592	469
Eastman Chemical Co.	800	59
Ecolab, Inc.	2,200	101
Freeport-McMoRan Copper & Gold, Inc.	2,919	332
Hercules, Inc.	900	17
International Flavors & Fragrances, Inc.	1,100	50
International Paper Co.	4,846	127
MeadWestvaco Corp.	1,970	52
Monsanto Co.	4,986	568

See financial notes 23

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Newmont Mining Corp.	4,201	186
Nucor Corp.	3,600	272
Pactiv Corp. *	1,500	36
PPG Industries, Inc.	1,700	104
Praxair, Inc.	3,200	292
Rohm & Haas Co.	1,505	80
Sealed Air Corp.	1,764	45
Sigma-Aldrich Corp.	1,200	68
The Dow Chemical Co.	9,394	377
Titanium Metals Corp.	900	14
United States Steel Corp.	900	139
Vulcan Materials Co.	800	55
Weyerhaeuser Co.	2,300	147

		4,273

Media 0.5%
CBS Corp., Class B	7,905	182
Clear Channel Communications, Inc.	5,217	157
Comcast Corp., Class A	31,764	653
Gannett Co., Inc.	2,500	72
Meredith Corp.	500	16
News Corp., Class A	24,300	435
Omnicom Group, Inc.	3,600	172
The DIRECTV Group, Inc. *	5,400	133
The E.W. Scripps Co., Class A	800	36
The Interpublic Group of Cos., Inc. *	3,700	34
The McGraw-Hill Cos., Inc.	3,800	156
The New York Times Co., Class A	1,400	27
The Walt Disney Co.	20,119	653
The Washington Post Co., Class B	25	16
Time Warner, Inc.	39,250	583
Viacom, Inc., Class B *	6,905	265

		3,590

Pharmaceuticals & Biotechnology 1.2%
Abbott Laboratories	15,300	807
Allergan, Inc.	2,600	146
Amgen, Inc. *	12,138	508
Applied Biosystems Group-Applera Corp.	2,000	64
Barr Pharmaceuticals, Inc. *	1,100	55
Biogen Idec, Inc. *	3,125	190
Bristol-Myers Squibb Co.	19,000	417
Celgene Corp. *	2,600	162
Eli Lilly & Co.	9,900	477
Forest Laboratories, Inc. *	3,400	118
Genzyme Corp. *	2,400	169
Gilead Sciences, Inc. *	8,600	445
Johnson & Johnson	29,254	1,963
King Pharmaceuticals, Inc. *	2,133	20
Merck & Co., Inc.	21,600	822
Millipore Corp. *	400	28
Mylan, Inc.	2,600	34
PerkinElmer, Inc.	1,000	26
Pfizer, Inc.	73,476	1,478
Schering-Plough Corp.	14,100	260
Thermo Fisher Scientific, Inc. *	3,530	204
Waters Corp. *	1,300	80
Watson Pharmaceuticals, Inc. *	1,000	31
Wyeth	13,100	582

		9,086

Real Estate 0.2%
Apartment Investment & Management Co., Class A	939	35
AvalonBay Communities, Inc.	600	60
Boston Properties, Inc.	800	80
CB Richard Ellis Group, Inc., Class A *	1,300	30
Developers Diversified Realty Corp.	1,200	52
Equity Residential	2,600	108
General Growth Properties, Inc.	2,400	98
HCP, Inc.	2,200	78
Host Hotels & Resorts, Inc.	5,000	86
Kimco Realty Corp.	431	17
Plum Creek Timber Co., Inc.	1,700	69
ProLogis	1,700	106
Public Storage	800	73
Simon Property Group, Inc.	2,200	220
Vornado Realty Trust	1,200	112

		1,224

Retailing 0.5%
Abercrombie & Fitch Co., Class A	800	59
Amazon.com, Inc. *	3,000	236
AutoNation, Inc. *	2,190	35
AutoZone, Inc. *	800	97
Bed Bath & Beyond, Inc. *	2,800	91
Best Buy Co., Inc.	4,505	194
Big Lots, Inc. *	1,100	30
Dillard’s Inc., Class A	500	10
Expedia, Inc. *	2,000	50
Family Dollar Stores, Inc.	1,700	36
GameStop Corp., Class A *	1,600	88
Genuine Parts Co.	1,800	76
IAC/InterActiveCorp. *	1,600	33
J.C. Penney Co., Inc.	2,800	119
Kohl’s Corp. *	3,200	156
Limited Brands, Inc.	3,738	69
Lowe’s Cos., Inc.	15,200	383
Macy’s, Inc.	5,144	130
Nordstrom, Inc.	2,600	92
Office Depot, Inc. *	3,300	42
OfficeMax, Inc.	700	13
RadioShack Corp.	1,900	26
Sears Holdings Corp. *	1,000	99
Staples, Inc.	7,125	155
Target Corp.	8,800	468
The Gap, Inc.	5,300	99
The Home Depot, Inc.	18,936	545
The Sherwin-Williams Co.	1,200	66
The TJX Cos., Inc.	5,200	168
Tiffany & Co.	1,400	61

		3,726

24 See financial notes

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc. *	3,840	23
Altera Corp.	3,680	78
Analog Devices, Inc.	3,400	109
Applied Materials, Inc.	16,200	302
Broadcom Corp., Class A *	4,350	113
Intel Corp.	59,030	1,314
KLA-Tencor Corp.	1,800	79
Linear Technology Corp.	3,000	105
LSI Corp. *	3,000	19
MEMC Electronic Materials, Inc. *	2,000	126
Microchip Technology, Inc.	2,000	73
Micron Technology, Inc. *	5,400	42
National Semiconductor Corp.	3,400	69
Novellus Systems, Inc. *	1,325	29
NVIDIA Corp. *	4,200	86
Teradyne, Inc. *	1,700	23
Texas Instruments, Inc.	14,800	432
Xilinx, Inc.	3,200	79

		3,101

Software & Services 1.0%
Adobe Systems, Inc. *	4,800	179
Affiliated Computer Services, Inc., Class A *	1,271	67
Akamai Technologies, Inc. *	1,600	57
Autodesk, Inc. *	2,400	91
Automatic Data Processing, Inc.	5,700	252
BMC Software, Inc. *	2,400	83
CA, Inc.	5,625	125
Citrix Systems, Inc. *	1,800	59
Cognizant Technology Solutions Corp., Class A *	2,800	90
Computer Sciences Corp. *	1,680	73
Compuware Corp. *	3,600	27
Convergys Corp. *	1,354	21
eBay, Inc. *	11,036	345
Electronic Arts, Inc. *	2,866	148
Electronic Data Systems Corp.	4,600	85
Fidelity National Information Services, Inc.	1,600	58
Fiserv, Inc. *	1,800	91
Google, Inc., Class A *	2,100	1,206
Intuit, Inc. *	3,944	106
Microsoft Corp.	86,420	2,465
Novell, Inc. *	3,200	20
Oracle Corp. *	38,295	799
Paychex, Inc.	3,600	131
Symantec Corp. *	9,321	161
Total System Services, Inc.	2,000	48
Unisys Corp. *	3,100	13
VeriSign, Inc. *	2,500	90
Western Union Co.	7,888	182
Yahoo!, Inc. *	12,600	345

		7,417

Technology Hardware & Equipment 1.2%
Agilent Technologies, Inc. *	4,437	134
Apple, Inc. *	8,000	1,392
Ciena Corp. *	457	15
Cisco Systems, Inc. *	61,500	1,577
Corning, Inc.	13,900	371
Dell, Inc. *	23,740	442
EMC Corp. *	23,186	357
Hewlett-Packard Co.	28,403	1,316
International Business Machines Corp.	15,620	1,885
Jabil Circuit, Inc.	1,998	22
JDS Uniphase Corp. *	1,573	23
Juniper Networks, Inc. *	4,200	116
Lexmark International, Inc., Class A *	1,300	41
Molex, Inc.	1,875	53
Motorola, Inc.	24,131	240
NetApp, Inc. *	3,400	82
QLogic Corp. *	1,738	28
QUALCOMM, Inc.	16,200	700
SanDisk Corp. *	1,800	49
Sun Microsystems, Inc. *	7,700	121
Tellabs, Inc. *	4,000	21
Teradata Corp. *	2,000	43
Tyco Electronics Ltd.	4,950	185
Xerox Corp.	9,400	131

		9,344

Telecommunication Services 0.5%
American Tower Corp., Class A *	4,100	178
AT&T, Inc.	61,655	2,387
CenturyTel, Inc.	1,350	44
Citizens Communications Co.	2,576	28
Embarq Corp.	1,428	59
Qwest Communications International, Inc.	15,773	81
Sprint Nextel Corp.	28,569	228
Verizon Communications, Inc.	27,258	1,049
Windstream Corp.	3,856	45

		4,099

Transportation 0.3%
Burlington Northern Santa Fe Corp.	3,800	390
C.H. Robinson Worldwide, Inc.	1,700	107
CSX Corp.	4,400	277
Expeditors International of Washington, Inc.	2,000	93
FedEx Corp.	2,920	280
Norfolk Southern Corp.	3,600	215
Ryder System, Inc.	400	27
Southwest Airlines Co.	7,480	99
Union Pacific Corp.	2,500	363
United Parcel Service, Inc., Class B	10,818	783

		2,634

Utilities 0.5%
Allegheny Energy, Inc.	1,070	58
Ameren Corp.	1,800	82
American Electric Power Co., Inc.	3,860	172
CenterPoint Energy, Inc.	2,949	45
CMS Energy Corp.	1,000	15

See financial notes 25

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Consolidated Edison, Inc.	2,100	87
Constellation Energy Group, Inc.	1,700	144
Dominion Resources, Inc.	5,756	250
DTE Energy Co.	1,700	68
Duke Energy Corp.	11,348	208
Dynegy, Inc., Class A *	3,100	27
Edison International	3,200	167
Entergy Corp.	2,100	241
Exelon Corp.	6,524	558
FirstEnergy Corp.	3,195	242
FPL Group, Inc.	3,800	252
Integrys Energy Group, Inc.	165	8
Nicor, Inc.	500	17
NiSource, Inc.	2,646	47
Pepco Holdings, Inc.	2,000	50
PG&E Corp.	4,000	160
Pinnacle West Capital Corp.	800	27
PPL Corp.	3,600	173
Progress Energy, Inc.	2,475	104
Public Service Enterprise Group, Inc.	4,600	202
Questar Corp.	1,200	74
Sempra Energy	2,103	119
Southern Co.	7,200	268
TECO Energy, Inc.	1,300	21
The AES Corp. *	6,000	104
Xcel Energy, Inc.	3,850	80

		4,070

Total Common Stock (Cost $69,325)		122,483

Other Investment Companies 83.1% of net assets
Schwab Institutional Select S&P 500 Fund (a)	16,639,632	183,036
Schwab International Index Fund, Select Shares (a)	6,736,821	155,621
Schwab Small-Cap Index Fund, Select Shares (a)	8,196,909	154,922
Schwab Total Bond Market Fund (a)	11,758,941	110,416
Schwab Value Advantage Money Fund, Institutional Shares (a)	27,078,357	27,078

Total Other Investment Companies (Cost $529,967)		631,073

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.8% of net assets

Commercial Paper & Other Obligations 0.8%
Wachovia, London Time Deposit
2.09%, 05/01/08	5,844	5,844

Total Short-Term Investments (Cost $5,844)		5,844

End of Investments.

(All dollar amounts are x 1,000)

At 04/30/08, the tax basis cost of the fund’s investments was $610,317 and the unrealized appreciation and depreciation were $162,002 and ($12,919), respectively, with a net unrealized appreciation of $149,083.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

26 See financial notes

 Schwab MarketTrack Growth Portfolio

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds and stocks, at value (cost $530,048)		$631,316
Investments in unaffiliated issuers, at value (cost $75,088)	+	128,084

Total investments, at value (cost $605,136)		759,400
Receivables:
Fund shares sold		546
Dividends		576
Prepaid expenses	+	1

Total assets		760,523

Liabilities
Payables:
Investments bought		431
Investment adviser and administrator fees		13
Transfer agent and shareholder services fees		14
Fund shares redeemed		493
Accrued expenses	+	64

Total liabilities		1,015

Net Assets
Total assets		760,523
Total liabilities	−	1,015

Net assets		$759,508
Net Assets by Source
Capital received from investors		584,559
Net investment income not yet distributed		1,326
Net realized capital gains		19,359
Net unrealized capital gains		154,264

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$629,790		33,832		$18.62
P Shares	$129,718		6,970		$18.61

See financial notes 27

 Schwab MarketTrack Growth Portfolio

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds and stocks		$12,616
Dividends received from unaffiliated issuers		1,310
Interest	+	116

Total investment income		14,042

Net Realized Gains and Losses
Net realized gains on sales of affiliated underlying funds		941
Net realized gains received from affiliated underlying funds		23,308
Net realized gains on unaffiliated investments	+	172

Net realized gains		24,421

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds and stocks		(89,135)
Net unrealized losses on unaffiliated investments	+	(14,670)

Net unrealized losses		(103,805)

Expenses
Investment adviser and administrator fees		1,605
Transfer agent and shareholder service fees:
Investor Shares		785
P Shares		65
Shareholder reports		41
Portfolio accounting fees		21
Professional fees		21
Registration fees		17
Custodian fees		9
Trustees’ fees		6
Other expenses	+	13

Total expenses		2,583
Expense reduction by adviser and Schwab	−	783

Net expenses		1,800

Increase (Decrease) in Net Assets from Operations
Total investment income		14,042
Net expenses	−	1,800

Net investment income		12,242
Net realized gains		24,421
Net unrealized losses	+	(103,805)

Decrease in net assets from operations		($67,142)

28 See financial notes

 Schwab MarketTrack Growth Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-04/30/08	11/1/06-10/31/07
Net investment income		$12,242	$15,372
Net realized gains		24,421	19,823
Net unrealized gains (losses)	+	(103,805)	65,110

Increase (Decrease) in net assets from operations		(67,142)	100,305

Distributions to Shareholders
Distributions from net investment income
Investor Shares		13,372	14,374
P Shares	+	3,067	3,227

Total distributions from net investment income		16,439	17,601

Distributions from net realized gains
Investor Shares		13,018	5,401
P Shares	+	2,778	1,126

Total distributions from net realized gains		15,796	6,527

Total distributions		$32,235	$24,128

Transactions in Fund Shares

		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		2,779	$52,306	5,776	$114,724
P Shares	+	878	17,407	1,197	23,356

Total shares sold		3,657	$69,713	6,973	$138,080

Shares Reinvested
Investor Shares		1,316	$25,447	999	$19,078
P Shares	+	303	5,845	228	4,353

Total shares reinvested		1,619	$31,292	1,227	$23,431

Shares Redeemed
Investor Shares		(2,783)	($51,957)	(5,670)	($112,764)
P Shares	+	(736)	(13,742)	(1,092)	(21,946)

Total shares redeemed		(3,519)	($65,699)	(6,762)	($134,710)

Net transactions in fund shares		1,757	$35,306	1,438	$26,801

Shares Outstanding and Net Assets
		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,045	$823,579	37,607	$720,601
Total increase or decrease	+	1,757	(64,071)	1,438	102,978

End of period		40,802	$759,508	39,045	$823,579

Net investment income not yet distributed			$1,326		$5,523

See financial notes 29

Schwab MarketTrack Balanced Portfoliotm

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	18.13	17.04	15.46	14.66	13.78	12.05

Income (loss) from investment operations:
Net investment income (loss)	0.29	0.47	0.38	0.34	0.29	0.25
Net realized and unrealized gains (losses)	(1.43)	1.41	1.58	0.74	0.88	1.77

Total from investment operations	(1.14)	1.88	1.96	1.08	1.17	2.02
Less distributions:
Distributions from net investment income	(0.48)	(0.50)	(0.34)	(0.28)	(0.29)	(0.29)
Distributions from net realized gains	(0.27)	(0.29)	(0.04)	—	—	—

Total distributions	(0.75)	(0.79)	(0.38)	(0.28)	(0.29)	(0.29)

Net asset value at end of period	16.24	18.13	17.04	15.46	14.66	13.78

Total return (%)	(6.42)[1]	11.38	12.92	7.41	8.61	17.12

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50 [3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.72 [3]	0.72	0.73	0.73	0.74	0.74
Net investment income (loss)	3.52 [3]	2.65	2.35	2.20	2.03	1.98
Portfolio turnover rate	6 [1]	6	8	25	11	17
Net assets, end of period ($ x 1,000,000)	552	598	534	519	541	516
* Unaudited.
1 Not annualized.
2 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.
3 Annualized.

30 See financial notes

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

14.8%	Common Stock	46,935	81,780
82.9%	Other Investment Companies	402,490	457,569
2.2%	Short-Term Investments	12,045	12,045

99.9%	Total Investments	461,470	551,394
0.1%	Other Assets and Liabilities, Net		413

100.0%	Total Net Assets		551,807

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 14.8% of net assets

Automobiles & Components 0.1%
Ford Motor Co. *	12,185	100
General Motors Corp.	3,650	85
Harley-Davidson, Inc.	1,700	65
Johnson Controls, Inc.	3,600	127
The Goodyear Tire & Rubber Co. *	1,600	43

		420

Banks 0.5%
BB&T Corp.	3,600	123
Comerica, Inc.	1,100	38
Countrywide Financial Corp.	3,498	20
Fannie Mae	6,300	178
Fifth Third Bancorp	4,058	87
First Horizon National Corp.	800	9
Freddie Mac	4,500	112
Hudson City Bancorp, Inc.	2,400	46
Huntington Bancshares, Inc.	1,597	15
KeyCorp	3,000	72
M&T Bank Corp.	500	47
Marshall & Ilsley Corp.	1,344	34
MGIC Investment Corp.	700	9
National City Corp.	4,100	26
PNC Financial Services Group, Inc.	2,100	146
Regions Financial Corp.	5,151	113
Sovereign Bancorp, Inc.	1,890	14
SunTrust Banks, Inc.	2,300	128
U.S. Bancorp	11,654	395
Wachovia Corp.	12,596	367
Washington Mutual, Inc.	6,234	77
Wells Fargo & Co.	22,470	668
Zions Bancorp	600	28

		2,752

Capital Goods 1.4%
3M Co.	5,000	384
Caterpillar, Inc.	4,300	352
Cooper Industries Ltd., Class A	1,600	68
Cummins, Inc.	1,200	75
Danaher Corp.	2,000	156
Deere & Co.	3,000	252
Dover Corp.	1,400	69
Eaton Corp.	1,000	88
Emerson Electric Co.	5,600	293
Fluor Corp.	500	76
General Dynamics Corp.	2,600	235
General Electric Co.	68,560	2,242
Goodrich Corp.	700	48
Honeywell International, Inc.	5,700	339
Illinois Tool Works, Inc.	2,800	146
Ingersoll-Rand Co., Ltd., Class A	2,200	98
ITT Corp.	1,400	90
Jacobs Engineering Group, Inc. *	800	69
L-3 Communications Holdings, Inc.	700	78
Lockheed Martin Corp.	2,400	254
Masco Corp.	3,000	55
Northrop Grumman Corp.	2,456	181
PACCAR, Inc.	2,362	112
Pall Corp.	1,100	38
Parker Hannifin Corp.	1,050	84
Precision Castparts Corp.	900	106
Raytheon Co.	3,200	205
Rockwell Automation, Inc.	800	43
Rockwell Collins, Inc.	1,200	76
Terex Corp. *	500	35
Textron, Inc.	2,000	122
The Boeing Co.	5,484	465
The Manitowoc Co., Inc.	800	30
Trane, Inc.	1,100	51
Tyco International Ltd.	3,237	151
United Technologies Corp.	6,900	500
W.W. Grainger, Inc.	600	52

		7,718

Commercial Services & Supplies 0.1%
Allied Waste Industries, Inc. *	2,100	26
Avery Dennison Corp.	700	34
Cintas Corp.	402	12
Equifax, Inc.	900	35
Monster Worldwide, Inc. *	666	16
Pitney Bowes, Inc.	1,600	58
R.R. Donnelley & Sons Co.	1,800	55
Robert Half International, Inc.	1,200	28
Waste Management, Inc.	3,712	134

		398

Consumer Durables & Apparel 0.2%
Brunswick Corp.	600	10
Centex Corp.	800	17
Coach, Inc. *	2,700	96

See financial notes 31

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

D.R. Horton, Inc.	1,790	28
Eastman Kodak Co.	2,000	36
Fortune Brands, Inc.	1,000	68
Harman International Industries, Inc.	300	12
Hasbro, Inc.	1,275	45
Jones Apparel Group, Inc.	800	13
KB HOME	600	13
Leggett & Platt, Inc.	300	5
Lennar Corp., Class A	900	17
Liz Claiborne, Inc.	800	14
Mattel, Inc.	2,825	53
Newell Rubbermaid, Inc.	1,872	38
NIKE, Inc., Class B	2,600	174
Polo Ralph Lauren Corp.	500	31
Pulte Homes, Inc.	700	9
Snap-on, Inc.	650	39
The Black & Decker Corp.	600	39
The Stanley Works	600	29
VF Corp.	800	59
Whirlpool Corp.	271	20

		865

Consumer Services 0.2%
Apollo Group, Inc., Class A *	1,100	56
Carnival Corp.	2,870	115
Darden Restaurants, Inc.	950	34
H&R Block, Inc.	1,200	26
International Game Technology	2,100	73
Marriott International, Inc., Class A	2,200	75
McDonald’s Corp.	8,100	483
Starbucks Corp. *	4,880	79
Starwood Hotels & Resorts Worldwide, Inc.	1,200	63
Wendy’s International, Inc.	800	23
Wyndham Worldwide Corp.	1,283	27
Yum! Brands, Inc.	4,120	168

		1,222

Diversified Financials 1.2%
American Capital Strategies Ltd.	600	19
American Express Co.	8,310	399
Ameriprise Financial, Inc.	1,842	88
Bank of America Corp.	30,427	1,142
Bank of New York Mellon Corp.	7,422	323
Capital One Financial Corp.	2,400	127
CIT Group, Inc.	1,300	14
Citigroup, Inc.	32,666	826
CME Group, Inc.	230	105
Discover Financial Services	3,605	66
E *TRADE Financial Corp. *	2,400	10
Federated Investors, Inc., Class B	700	23
Franklin Resources, Inc.	1,210	115
IntercontinentalExchange, Inc. *	500	78
Janus Capital Group, Inc.	1,400	39
JPMorgan Chase & Co.	23,413	1,116
Legg Mason, Inc.	800	48
Lehman Brothers Holdings, Inc.	3,600	159
Leucadia National Corp.	1,000	51
Merrill Lynch & Co., Inc.	5,900	294
Moody’s Corp.	2,000	74
Morgan Stanley	7,210	350
Northern Trust Corp.	1,400	104
NYSE Euronext	1,500	99
SLM Corp. *	2,200	41
State Street Corp.	2,400	173
T. Rowe Price Group, Inc.	2,000	117
The Charles Schwab Corp. (a)	6,883	149
The Goldman Sachs Group, Inc.	2,779	532

		6,681

Energy 2.0%
Anadarko Petroleum Corp.	3,020	201
Apache Corp.	2,048	276
Baker Hughes, Inc.	1,750	142
BJ Services Co.	1,200	34
Cameron International Corp. *	1,500	74
Chesapeake Energy Corp.	2,300	119
Chevron Corp.	14,127	1,358
ConocoPhillips	10,585	912
CONSOL Energy, Inc.	1,200	97
Devon Energy Corp.	2,600	295
El Paso Corp.	3,222	55
ENSCO International, Inc.	800	51
EOG Resources, Inc.	1,518	198
Exxon Mobil Corp.	37,910	3,528
Halliburton Co.	6,748	310
Hess Corp.	1,800	191
Marathon Oil Corp.	4,436	202
Murphy Oil Corp.	1,100	99
Nabors Industries Ltd. *	2,000	75
National-Oilwell Varco, Inc. *	2,260	155
Noble Corp.	1,800	101
Noble Energy	1,000	87
Occidental Petroleum Corp.	5,400	449
Patriot Coal Corp. *	130	9
Peabody Energy Corp.	1,300	80
Range Resources Corp.	800	53
Rowan Cos., Inc.	600	23
Schlumberger Ltd.	7,800	784
Smith International, Inc.	1,300	100
Spectra Energy Corp.	3,756	93
Sunoco, Inc.	500	23
Tesoro Corp.	900	23
The Williams Cos., Inc.	3,000	107
Transocean, Inc. *	1,479	218
Valero Energy Corp.	4,000	195
Weatherford International Ltd. *	1,820	147
XTO Energy, Inc.	2,832	175

		11,039

Food & Staples Retailing 0.4%
Costco Wholesale Corp.	3,000	214
CVS Caremark Corp.	10,189	411
Safeway, Inc.	2,800	89
Supervalu, Inc.	786	26
Sysco Corp.	3,500	107
The Kroger Co.	5,300	144
Wal-Mart Stores, Inc.	16,640	965

32 See financial notes

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Walgreen Co.	6,600	230
Whole Foods Market, Inc.	800	26

		2,212

Food, Beverage & Tobacco 0.8%
Altria Group, Inc.	13,640	273
Anheuser-Busch Cos., Inc.	5,200	256
Archer-Daniels-Midland Co.	3,746	165
Brown-Forman Corp., Class B	204	14
Campbell Soup Co.	1,200	42
Coca-Cola Enterprises, Inc.	1,800	40
ConAgra Foods, Inc.	3,800	90
Constellation Brands, Inc., Class A *	1,290	24
Dean Foods Co. *	800	19
General Mills, Inc.	2,392	144
H.J. Heinz Co.	2,300	108
Kellogg Co.	1,700	87
Kraft Foods, Inc., Class A	9,439	299
McCormick & Co., Inc.	900	34
Molson Coors Brewing Co., Class B	400	22
PepsiCo, Inc.	11,070	759
Philip Morris International, Inc. *	13,640	696
Reynolds American, Inc.	1,228	66
Sara Lee Corp.	5,100	74
The Coca-Cola Co.	13,810	813
The Hershey Co.	700	26
The Pepsi Bottling Group, Inc.	926	31
Tyson Foods, Inc., Class A	1,700	30
UST, Inc.	1,100	57
Wm. Wrigley Jr. Co.	1,000	76

		4,245

Health Care Equipment & Services 0.6%
Aetna, Inc.	4,136	180
AmerisourceBergen Corp.	1,400	57
Baxter International, Inc.	4,600	287
Becton, Dickinson & Co.	1,800	161
Boston Scientific Corp. *	7,307	97
C.R. Bard, Inc.	600	56
Cardinal Health, Inc.	2,775	144
CIGNA Corp.	3,000	128
Coventry Health Care, Inc. *	1,250	56
Covidien Ltd.	3,237	151
Express Scripts, Inc. *	2,000	140
Hospira, Inc. *	1,020	42
Humana, Inc. *	1,300	62
IMS Health, Inc.	1,500	37
Laboratory Corp. of America Holdings *	900	68
McKesson Corp.	2,173	113
Medco Health Solutions, Inc. *	3,568	177
Medtronic, Inc.	7,800	380
Patterson Cos., Inc. *	900	31
Quest Diagnostics, Inc.	670	34
St. Jude Medical, Inc. *	2,120	93
Stryker Corp.	1,946	126
Tenet Healthcare Corp. *	3,150	20
UnitedHealth Group, Inc.	9,100	297
Varian Medical Systems, Inc. *	700	33
WellPoint, Inc. *	4,252	212
Zimmer Holdings, Inc. *	1,500	111

		3,293

Household & Personal Products 0.4%
Avon Products, Inc.	3,000	117
Colgate-Palmolive Co.	3,600	255
Kimberly-Clark Corp.	3,380	216
The Clorox Co.	1,300	69
The Estee Lauder Cos., Inc., Class A	700	32
The Procter & Gamble Co.	21,032	1,410

		2,099

Insurance 0.6%
ACE Ltd.	1,700	102
Aflac, Inc.	3,300	220
Ambac Financial Group, Inc.	884	4
American International Group, Inc.	17,342	801
Aon Corp.	2,025	92
Assurant, Inc.	700	46
Cincinnati Financial Corp.	623	22
Genworth Financial, Inc., Class A	3,300	76
Lincoln National Corp.	2,243	121
Loews Corp.	3,300	139
Marsh & McLennan Cos., Inc.	3,600	99
MBIA, Inc.	550	6
MetLife, Inc.	5,286	322
Principal Financial Group, Inc.	2,329	125
Prudential Financial, Inc.	3,500	265
SAFECO Corp.	800	53
The Allstate Corp.	4,700	237
The Chubb Corp.	3,000	159
The Hartford Financial Services Group, Inc.	2,300	164
The Progressive Corp.	6,000	109
The Travelers Cos., Inc.	4,841	244
Torchmark Corp.	800	52
Unum Group	2,757	64
XL Capital Ltd., Class A	800	28

		3,550

Materials 0.5%
Air Products & Chemicals, Inc.	1,500	148
Alcoa, Inc.	5,648	196
Allegheny Technologies, Inc.	492	34
Ashland, Inc.	500	27
Ball Corp.	800	43
Bemis Co., Inc.	600	16
E.I. du Pont de Nemours & Co.	6,484	317
Eastman Chemical Co.	600	44
Ecolab, Inc.	1,200	55
Freeport-McMoRan Copper & Gold, Inc.	1,823	207
Hercules, Inc.	1,300	24
International Flavors & Fragrances, Inc.	500	23
International Paper Co.	3,166	83
MeadWestvaco Corp.	579	15
Monsanto Co.	3,854	439

See financial notes 33

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Newmont Mining Corp.	2,754	122
Nucor Corp.	2,400	181
Pactiv Corp. *	1,000	24
PPG Industries, Inc.	1,200	74
Praxair, Inc.	2,000	183
Rohm & Haas Co.	1,421	76
Sealed Air Corp.	1,242	31
Sigma-Aldrich Corp.	1,000	57
The Dow Chemical Co.	6,049	243
Titanium Metals Corp.	600	9
United States Steel Corp.	700	108
Vulcan Materials Co.	400	28
Weyerhaeuser Co.	1,400	89

		2,896

Media 0.4%
CBS Corp., Class B	5,309	122
Clear Channel Communications, Inc.	4,080	123
Comcast Corp., Class A	20,691	425
Gannett Co., Inc.	1,700	49
Meredith Corp.	300	10
News Corp., Class A	16,300	292
Omnicom Group, Inc.	2,400	114
The DIRECTV Group, Inc. *	3,600	89
The E.W. Scripps Co., Class A	600	27
The Interpublic Group of Cos., Inc. *	2,500	23
The McGraw-Hill Cos., Inc.	2,400	98
The New York Times Co., Class A	100	2
The Walt Disney Co.	14,117	458
The Washington Post Co., Class B	15	10
Time Warner, Inc.	26,470	393
Viacom, Inc., Class B *	4,609	177

		2,412

Pharmaceuticals & Biotechnology 1.1%
Abbott Laboratories	10,200	538
Allergan, Inc.	1,800	102
Amgen, Inc. *	7,840	328
Applied Biosystems Group-Applera Corp.	1,400	45
Barr Pharmaceuticals, Inc. *	600	30
Biogen Idec, Inc. *	2,550	155
Bristol-Myers Squibb Co.	12,800	281
Celgene Corp. *	1,800	112
Eli Lilly & Co.	6,500	313
Forest Laboratories, Inc. *	2,400	83
Genzyme Corp. *	1,700	120
Gilead Sciences, Inc. *	5,960	309
Johnson & Johnson	19,872	1,333
King Pharmaceuticals, Inc. *	1,388	13
Merck & Co., Inc.	14,500	552
Millipore Corp. *	200	14
Mylan, Inc.	1,700	22
PerkinElmer, Inc.	600	16
Pfizer, Inc.	49,386	993
Schering-Plough Corp.	10,300	190
Thermo Fisher Scientific, Inc. *	2,340	135
Waters Corp. *	900	55
Watson Pharmaceuticals, Inc. *	1,100	34
Wyeth	8,800	391

		6,164

Real Estate 0.2%
Apartment Investment & Management Co., Class A	626	23
AvalonBay Communities, Inc.	400	40
Boston Properties, Inc.	500	50
CB Richard Ellis Group, Inc., Class A *	900	21
Developers Diversified Realty Corp.	800	34
Equity Residential	1,700	71
General Growth Properties, Inc.	1,600	66
HCP, Inc.	1,500	54
Host Hotels & Resorts, Inc.	3,400	58
Kimco Realty Corp.	1,001	40
Plum Creek Timber Co., Inc.	1,200	49
ProLogis	1,200	75
Public Storage	600	54
Simon Property Group, Inc.	1,450	145
Vornado Realty Trust	800	74

		854

Retailing 0.4%
Abercrombie & Fitch Co., Class A	500	37
Amazon.com, Inc. *	2,000	157
AutoNation, Inc. *	100	2
AutoZone, Inc. *	500	60
Bed Bath & Beyond, Inc. *	1,800	59
Best Buy Co., Inc.	2,250	97
Big Lots, Inc. *	1,200	32
Dillard’s Inc., Class A	700	14
Expedia, Inc. *	1,400	35
Family Dollar Stores, Inc.	1,100	24
GameStop Corp., Class A *	1,100	61
Genuine Parts Co.	650	28
IAC/InterActiveCorp. *	1,100	23
J.C. Penney Co., Inc.	1,700	72
Kohl’s Corp. *	2,200	107
Limited Brands, Inc.	1,591	29
Lowe’s Cos., Inc.	10,000	252
Macy’s, Inc.	3,508	89
Nordstrom, Inc.	1,800	63
Office Depot, Inc. *	1,800	23
OfficeMax, Inc.	600	11
RadioShack Corp.	900	13
Sears Holdings Corp. *	673	66
Staples, Inc.	4,575	99
Target Corp.	5,800	308
The Gap, Inc.	3,862	72
The Home Depot, Inc.	12,240	353
The Sherwin-Williams Co.	1,100	61
The TJX Cos., Inc.	3,600	116
Tiffany & Co.	350	15

		2,378

34 See financial notes

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc. *	2,040	12
Altera Corp.	2,546	54
Analog Devices, Inc.	2,300	74
Applied Materials, Inc.	10,900	203
Broadcom Corp., Class A *	3,000	78
Intel Corp.	38,360	854
KLA-Tencor Corp.	1,600	70
Linear Technology Corp.	1,300	45
LSI Corp. *	2,000	12
MEMC Electronic Materials, Inc. *	1,500	95
Microchip Technology, Inc.	1,500	55
Micron Technology, Inc. *	3,600	28
National Semiconductor Corp.	2,200	45
Novellus Systems, Inc. *	900	20
NVIDIA Corp. *	4,050	83
Teradyne, Inc. *	1,100	15
Texas Instruments, Inc.	9,800	286
Xilinx, Inc.	2,100	52

		2,081

Software & Services 0.9%
Adobe Systems, Inc. *	3,900	145
Affiliated Computer Services, Inc., Class A *	465	25
Akamai Technologies, Inc. *	1,000	36
Autodesk, Inc. *	1,600	61
Automatic Data Processing, Inc.	3,900	172
BMC Software, Inc. *	1,600	56
CA, Inc.	3,825	85
Citrix Systems, Inc. *	1,200	39
Cognizant Technology Solutions Corp., Class A *	1,800	58
Computer Sciences Corp. *	1,090	47
Compuware Corp. *	2,400	18
Convergys Corp. *	1,369	21
eBay, Inc. *	7,416	232
Electronic Arts, Inc. *	2,292	118
Electronic Data Systems Corp.	3,800	70
Fidelity National Information Services, Inc.	1,000	36
Fiserv, Inc. *	1,200	61
Google, Inc., Class A *	1,400	804
Intuit, Inc. *	2,654	72
Microsoft Corp.	58,390	1,665
Novell, Inc. *	2,200	14
Oracle Corp. *	25,721	536
Paychex, Inc.	2,475	90
Symantec Corp. *	5,018	86
Total System Services, Inc.	1,300	31
Unisys Corp. *	2,100	9
VeriSign, Inc. *	1,600	58
Western Union Co.	5,704	131
Yahoo!, Inc. *	7,500	206

		4,982

Technology Hardware & Equipment 1.1%
Agilent Technologies, Inc. *	2,917	88
Apple, Inc. *	5,430	945
Ciena Corp. *	300	10
Cisco Systems, Inc. *	42,100	1,079
Corning, Inc.	9,550	255
Dell, Inc. *	16,500	307
EMC Corp. *	15,562	240
Hewlett-Packard Co.	18,324	849
International Business Machines Corp.	10,200	1,231
Jabil Circuit, Inc.	441	5
JDS Uniphase Corp. *	1,058	15
Juniper Networks, Inc. *	3,000	83
Lexmark International, Inc., Class A *	800	25
Molex, Inc.	250	7
Motorola, Inc.	16,150	161
NetApp, Inc. *	2,800	68
QLogic Corp. *	1,170	19
QUALCOMM, Inc.	10,760	465
SanDisk Corp. *	1,200	32
Sun Microsystems, Inc. *	6,275	98
Tellabs, Inc. *	2,700	14
Teradata Corp. *	1,200	26
Tyco Electronics Ltd.	3,237	121
Xerox Corp.	7,000	98

		6,241

Telecommunication Services 0.5%
American Tower Corp., Class A *	2,800	122
AT&T, Inc.	41,406	1,603
CenturyTel, Inc.	900	29
Citizens Communications Co.	1,732	19
Embarq Corp.	943	39
Qwest Communications International, Inc.	11,922	62
Sprint Nextel Corp.	18,876	151
Verizon Communications, Inc.	19,036	732
Windstream Corp.	2,595	30

		2,787

Transportation 0.3%
Burlington Northern Santa Fe Corp.	2,500	256
C.H. Robinson Worldwide, Inc.	1,500	94
CSX Corp.	3,000	189
Expeditors International of Washington, Inc.	1,400	65
FedEx Corp.	2,160	207
Norfolk Southern Corp.	2,500	149
Ryder System, Inc.	400	28
Southwest Airlines Co.	5,137	68
Union Pacific Corp.	1,700	247
United Parcel Service, Inc., Class B	6,785	491

		1,794

Utilities 0.5%
Allegheny Energy, Inc.	720	39
Ameren Corp.	1,200	54
American Electric Power Co., Inc.	2,880	128
CenterPoint Energy, Inc.	1,924	29
CMS Energy Corp.	700	10

See financial notes 35

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Consolidated Edison, Inc.	1,500	62
Constellation Energy Group, Inc.	1,000	85
Dominion Resources, Inc.	3,674	159
DTE Energy Co.	1,000	40
Duke Energy Corp.	7,512	138
Dynegy, Inc., Class A *	2,100	18
Edison International	2,200	115
Entergy Corp.	1,500	172
Exelon Corp.	4,324	370
FirstEnergy Corp.	2,030	154
FPL Group, Inc.	2,600	172
Integrys Energy Group, Inc.	165	8
Nicor, Inc.	300	11
NiSource, Inc.	1,651	30
Pepco Holdings, Inc.	1,300	32
PG&E Corp.	2,700	108
Pinnacle West Capital Corp.	600	20
PPL Corp.	2,000	96
Progress Energy, Inc.	1,593	67
Public Service Enterprise Group, Inc.	3,000	132
Questar Corp.	800	50
Sempra Energy	1,360	77
Southern Co.	4,500	168
TECO Energy, Inc.	900	14
The AES Corp. *	4,900	85
Xcel Energy, Inc.	2,585	54

		2,697

Total Common Stock (Cost $46,935)		81,780

Other Investment Companies 82.9% of net assets
Schwab Institutional Select S&P 500 Fund (a)	7,788,112	85,669
Schwab International Index Fund, Select Shares (a)	3,632,706	83,915
Schwab Small-Cap Index Fund, Select Shares (a)	4,449,279	84,091
Schwab Total Bond Market Fund (a)	20,376,888	191,339
Schwab Value Advantage Money Fund, Institutional Shares (a)	12,554,619	12,555

Total Other Investment Companies (Cost $402,490)		457,569

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 2.2% of net assets

Commercial Paper & Other Obligations 2.2%
Wachovia, London Time Deposit
2.09%, 05/01/08	12,045	12,045

Total Short-Term Investments (Cost $12,045)		12,045

End of Investments.

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $465,056, and the unrealized appreciation and depreciation were $98,448 and ($12,110), respectively, with net unrealized appreciation of $86,338.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

36 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds and stocks, at value (cost $402,538)		$457,718
Investments in unaffiliated issuers, at value (cost $58,932)	+	93,676

Total investments, at value (cost $461,470)		551,394
Receivables:
Dividends		841
Fund shares sold		635
Interest		1
Prepaid expenses	+	1

Total assets		552,872

Liabilities
Payables:
Investments bought		749
Investment adviser and administrator fees		10
Transfer agent and shareholder services fees		11
Fund shares redeemed		243
Accrued expenses	+	52

Total liabilities		1,065

Net Assets
Total assets		552,872
Total liabilities	−	1,065

Net assets		$551,807
Net Assets by Source
Capital received from investors		448,907
Net investment income not yet distributed		2,818
Net realized capital gains		10,158
Net unrealized capital gains		89,924

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$551,807		33,974		$16.24

See financial notes 37

 Schwab MarketTrack Balanced Portfolio

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds and stocks		$10,101
Dividends received from unaffiliated issuers		873
Interest	+	264

Total investment income		11,238

Net Realized Gains and Losses
Net realized gains on sales of affiliated underlying funds		229
Net realized gains received from affiliated underlying funds		12,769
Net realized gains on unaffiliated investments	+	41

Net realized gains		13,039

Net Unrealized Gains and Losses
Net unrealized losses on unaffiliated investments		(9,802)
Net unrealized losses on affiliated underlying funds and stocks	+	(51,915)

Net unrealized losses		(61,717)

Expenses
Investment adviser and administrator fees		1,213
Transfer agent and shareholder service fees		698
Portfolio accounting fees		19
Professional fees		19
Registration fees		19
Shareholder reports		23
Custodian fees		7
Trustees’ fees		5
Other expenses	+	11

Total expenses		2,014
Expense reduction by adviser and Schwab	−	618

Net expenses		1,396

Increase (Decrease) in Net Assets from Operations
Total investment income		11,238
Net expenses	−	1,396

Net investment income		9,842
Net realized gains		13,039
Net unrealized losses	+	(61,717)

Decrease in net assets from operations		($38,836)

38 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-04/30/08	11/1/06-10/31/07
Net investment income		$9,842	$15,102
Net realized gains		13,039	11,342
Net unrealized gains (losses)	+	(61,717)	34,877

Increase (Decrease) in net assets from operations		(38,836)	61,321

Distributions Paid
Distributions from net investment income		15,749	15,639
Distributions from net realized gains	+	9,065	9,027

Total distributions		$24,814	$24,666

Transactions in Fund Shares

		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		3,243	$53,826	6,844	$118,314
Shares Reinvested		1,408	23,635	1,416	23,639
Shares Redeemed	+	(3,678)	(60,341)	(6,605)	(114,366)

Net transactions in fund shares		973	$17,120	1,655	$27,587

Shares Outstanding and Net Assets
		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		33,001	$598,337	31,346	$534,095
Total increase or decrease	+	973	(46,530)	1,655	64,242

End of period		33,974	$551,807	33,001	$598,337

Net investment income not yet distributed			$2,818		$8,725

See financial notes 39

Schwab MarketTrack Conservative Portfoliotm

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Investor Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	14.90	14.33	13.42	13.09	12.53	11.37

Income (loss) from investment operations:
Net investment income (loss)	0.28	0.49	0.42	0.36	0.34	0.29
Net realized and unrealized gains (losses)	(0.98)	0.78	0.92	0.32	0.57	1.16

Total from investment operations	(0.70)	1.27	1.34	0.68	0.91	1.45
Less distributions:
Distributions from net investment income	(0.32)	(0.51)	(0.42)	(0.35)	(0.35)	(0.29)
Distributions from net realized gains	(0.13)	(0.19)	(0.01)	—	—	—

Total distributions	(0.45)	(0.70)	(0.43)	(0.35)	(0.35)	(0.29)

Net asset value at end of period	13.75	14.90	14.33	13.42	13.09	12.53

Total return (%)	(4.79)[1]	9.12	10.13	5.24	7.38	12.98

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50 [3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.73 [3]	0.73	0.74	0.75	0.75	0.75
Net investment income (loss)	3.96 [3]	3.37	3.12	2.67	2.70	2.44
Portfolio turnover rate	4 [1]	4	11	9	10	17
Net assets, end of period ($ x 1,000,000)	240	252	232	300	290	289

	11/01/07–	11/01/06–	4/06/06[4]–
P Shares	4/30/08*	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	14.87	14.32	13.93

Income (loss) from investment operations:
Net investment income (loss)	0.27	0.51	0.23
Net realized and unrealized gains (losses)	(0.97)	0.78	0.35

Total from investment operations	(0.70)	1.29	0.58
Less distributions:
Distributions from net investment income	(0.34)	(0.55)	(0.19)
Distributions from net realized gains	(0.13)	(0.19)	—

Total distributions	(0.47)	(0.74)	(0.19)

Net asset value at end of period	13.70	14.87	14.32

Total return (%)	(4.74)[1]	9.32	4.22	[1]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.35 [3]	0.35	0.35	[3]
Gross operating expenses[2]	0.58 [3]	0.58	0.60	[3]
Net investment income (loss)	4.00 [3]	3.48	2.81	[3]
Portfolio turnover rate	4 [1]	4	11	[1]
Net assets, end of period ($ x 1,000,000)	109	99	79
* Unaudited.
1 Not annualized.
2 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.
3 Annualized.
4 Commencement of operations.

40 See financial notes

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

5.5%	Common Stock	12,134	19,222
93.1%	Other Investment Companies	301,645	325,555
1.3%	Short-Term Investment	4,555	4,555

99.9%	Total Investments	318,334	349,332
0.1%	Other Assets and Liabilities, Net		468

100.0%	Total Net Assets		349,800

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 5.5% of net assets

Automobiles & Components 0.0%
Ford Motor Co. *	2,921	24
General Motors Corp.	825	19
Harley-Davidson, Inc.	500	19
Johnson Controls, Inc.	900	32
The Goodyear Tire & Rubber Co. *	300	8

		102

Banks 0.2%
BB&T Corp.	850	29
Comerica, Inc.	300	10
Countrywide Financial Corp.	798	5
Fannie Mae	1,475	42
Fifth Third Bancorp	867	19
First Horizon National Corp.	200	2
Freddie Mac	1,000	25
Hudson City Bancorp, Inc.	500	9
Huntington Bancshares, Inc.	423	4
KeyCorp	700	17
M&T Bank Corp.	199	18
Marshall & Ilsley Corp.	322	8
MGIC Investment Corp.	150	2
National City Corp.	950	6
PNC Financial Services Group, Inc.	400	28
Regions Financial Corp.	1,148	25
Sovereign Bancorp, Inc.	420	3
SunTrust Banks, Inc.	500	28
U.S. Bancorp	2,922	99
Wachovia Corp.	2,970	87
Washington Mutual, Inc.	1,491	18
Wells Fargo & Co.	5,120	152
Zions Bancorp	100	5

		641

Capital Goods 0.5%
3M Co.	1,200	92
Caterpillar, Inc.	1,100	90
Cooper Industries Ltd., Class A	300	13
Cummins, Inc.	400	25
Danaher Corp.	500	39
Deere & Co.	800	67
Dover Corp.	300	15
Eaton Corp.	200	18
Emerson Electric Co.	1,300	68
Fluor Corp.	100	15
General Dynamics Corp.	600	54
General Electric Co.	16,190	529
Goodrich Corp.	200	14
Honeywell International, Inc.	1,275	76
Illinois Tool Works, Inc.	700	37
Ingersoll-Rand Co., Ltd., Class A	500	22
ITT Corp.	300	19
Jacobs Engineering Group, Inc. *	200	17
L-3 Communications Holdings, Inc.	200	22
Lockheed Martin Corp.	700	74
Masco Corp.	700	13
Northrop Grumman Corp.	514	38
PACCAR, Inc.	675	32
Pall Corp.	200	7
Parker Hannifin Corp.	225	18
Precision Castparts Corp.	200	24
Raytheon Co.	600	38
Rockwell Automation, Inc.	300	16
Rockwell Collins, Inc.	300	19
Terex Corp. *	100	7
Textron, Inc.	400	24
The Boeing Co.	1,246	106
The Manitowoc Co., Inc.	200	8
Trane, Inc.	300	14
Tyco International Ltd.	753	35
United Technologies Corp.	1,600	116
W.W. Grainger, Inc.	100	9

		1,830

Commercial Services & Supplies 0.0%
Allied Waste Industries, Inc. *	500	6
Avery Dennison Corp.	200	9
Cintas	260	8
Equifax, Inc.	200	8
Monster Worldwide, Inc. *	191	5
Pitney Bowes, Inc.	400	14
R.R. Donnelley & Sons Co.	300	9
Robert Half International, Inc.	300	7
Waste Management, Inc.	907	33

		99

Consumer Durables & Apparel 0.1%
Brunswick Corp.	100	2
Centex Corp.	200	4
Coach, Inc. *	600	21

See financial notes 41

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

D.R. Horton, Inc.	420	6
Eastman Kodak Co.	500	9
Fortune Brands, Inc.	200	14
Harman International Industries, Inc.	100	4
Hasbro, Inc.	325	12
Jones Apparel Group, Inc.	200	3
KB HOME	200	4
Leggett & Platt, Inc.	300	5
Lennar Corp., Class A	200	4
Liz Claiborne, Inc.	200	4
Mattel, Inc.	650	12
Newell Rubbermaid, Inc.	436	9
NIKE, Inc., Class B	600	40
Polo Ralph Lauren Corp.	100	6
Pulte Homes, Inc.	400	5
Snap-on, Inc.	100	6
The Black & Decker Corp.	100	7
The Stanley Works	100	5
VF Corp.	200	15
Whirlpool Corp.	111	8

		205

Consumer Services 0.1%
Apollo Group, Inc., Class A *	250	13
Carnival Corp.	820	33
Darden Restaurants, Inc.	300	11
H&R Block, Inc.	600	13
International Game Technology	556	19
Marriott International, Inc., Class A	600	20
McDonald’s Corp.	2,000	119
Starbucks Corp. *	1,120	18
Starwood Hotels & Resorts Worldwide, Inc.	300	16
Wendy’s International, Inc.	200	6
Wyndham Worldwide Corp.	291	6
Yum! Brands, Inc.	960	39

		313

Diversified Financials 0.4%
American Capital Strategies Ltd.	150	5
American Express Co.	1,820	87
Ameriprise Financial, Inc.	364	17
Bank of America Corp.	7,142	268
Bank of New York Mellon Corp.	1,832	80
Capital One Financial Corp.	450	24
CIT Group, Inc.	300	3
Citigroup, Inc.	7,782	197
CME Group, Inc.	54	25
Discover Financial Services	815	15
E *TRADE Financial Corp. *	600	2
Federated Investors, Inc., Class B	200	7
Franklin Resources, Inc.	200	19
IntercontinentalExchange, Inc. *	100	16
Janus Capital Group, Inc.	400	11
JPMorgan Chase & Co.	5,352	255
Legg Mason, Inc.	190	12
Lehman Brothers Holdings, Inc.	800	35
Leucadia National Corp.	300	15
Merrill Lynch & Co., Inc.	1,500	75
Moody’s Corp.	400	15
Morgan Stanley	1,630	79
Northern Trust Corp.	300	22
NYSE Euronext	400	27
SLM Corp. *	650	12
State Street Corp.	500	36
T. Rowe Price Group, Inc.	400	23
The Charles Schwab Corp. (a)	2,125	46
The Goldman Sachs Group, Inc.	628	120

		1,548

Energy 0.8%
Anadarko Petroleum Corp.	734	49
Apache Corp.	462	62
Baker Hughes, Inc.	470	38
BJ Services Co.	400	11
Cameron International Corp. *	300	15
Chesapeake Energy Corp.	500	26
Chevron Corp.	3,520	338
ConocoPhillips	2,596	224
CONSOL Energy, Inc.	300	24
Devon Energy Corp.	700	79
El Paso Corp.	769	13
ENSCO International, Inc.	200	13
EOG Resources, Inc.	360	47
Exxon Mobil Corp.	8,918	830
Halliburton Co.	1,428	66
Hess Corp.	300	32
Marathon Oil Corp.	1,046	48
Murphy Oil Corp.	300	27
Nabors Industries Ltd. *	400	15
National-Oilwell Varco, Inc. *	540	37
Noble Corp.	400	23
Noble Energy	300	26
Occidental Petroleum Corp.	1,200	100
Patriot Coal Corp. *	40	3
Peabody Energy Corp.	400	24
Range Resources Corp.	200	13
Rowan Cos., Inc.	100	4
Schlumberger Ltd.	1,800	181
Smith International, Inc.	300	23
Spectra Energy Corp.	938	23
Sunoco, Inc.	200	9
Tesoro Corp.	200	5
The Williams Cos., Inc.	700	25
Transocean, Inc. *	435	64
Valero Energy Corp.	1,000	49
Weatherford International Ltd. *	440	36
XTO Energy, Inc.	666	41

		2,643

Food & Staples Retailing 0.2%
Costco Wholesale Corp.	700	50
CVS Caremark Corp.	2,170	88
Safeway, Inc.	650	20
Supervalu, Inc.	318	10
Sysco Corp.	1,000	31
The Kroger Co.	1,200	33
Wal-Mart Stores, Inc.	3,900	226

42 See financial notes

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Walgreen Co.	1,600	56
Whole Foods Market, Inc.	100	3

		517

Food, Beverage & Tobacco 0.3%
Altria Group, Inc.	3,220	64
Anheuser-Busch Cos., Inc.	1,200	59
Archer-Daniels-Midland Co.	1,014	45
Brown-Forman Corp., Class B	150	10
Campbell Soup Co.	300	10
Coca-Cola Enterprises, Inc.	700	16
ConAgra Foods, Inc.	800	19
Constellation Brands, Inc., Class A *	300	6
Dean Foods Co. *	200	5
General Mills, Inc.	582	35
H.J. Heinz Co.	600	28
Kellogg Co.	400	20
Kraft Foods, Inc., Class A	2,228	70
McCormick & Co., Inc.	200	8
Molson Coors Brewing Co., Class B	100	5
PepsiCo, Inc.	2,560	175
Philip Morris International, Inc. *	3,220	164
Reynolds American, Inc.	274	15
Sara Lee Corp.	1,200	17
The Coca-Cola Co.	3,220	190
The Hershey Co.	400	15
The Pepsi Bottling Group, Inc.	350	12
Tyson Foods, Inc., Class A	400	7
UST, Inc.	300	16
Wm. Wrigley Jr. Co.	375	29

		1,040

Health Care Equipment & Services 0.2%
Aetna, Inc.	888	39
AmerisourceBergen Corp.	400	16
Baxter International, Inc.	900	56
Becton, Dickinson & Co.	400	36
Boston Scientific Corp. *	2,107	28
C.R. Bard, Inc.	200	19
Cardinal Health, Inc.	650	34
CIGNA Corp.	600	26
Coventry Health Care, Inc. *	300	13
Covidien Ltd.	753	35
Express Scripts, Inc. *	400	28
Hospira, Inc. *	240	10
Humana, Inc. *	200	9
IMS Health, Inc.	350	9
Laboratory Corp. of America Holdings *	200	15
McKesson Corp.	422	22
Medco Health Solutions, Inc. *	844	42
Medtronic, Inc.	1,800	87
Patterson Cos., Inc. *	200	7
Quest Diagnostics, Inc.	278	14
St. Jude Medical, Inc. *	500	22
Stryker Corp.	602	39
Tenet Healthcare Corp. *	750	5
UnitedHealth Group, Inc.	2,000	65
Varian Medical Systems, Inc. *	200	9
WellPoint, Inc. *	900	45
Zimmer Holdings, Inc. *	350	26

		756

Household & Personal Products 0.1%
Avon Products, Inc.	700	27
Colgate-Palmolive Co.	800	57
Kimberly-Clark Corp.	756	48
The Clorox Co.	300	16
The Estee Lauder Cos., Inc., Class A	100	5
The Procter & Gamble Co.	5,062	339

		492

Insurance 0.2%
ACE Ltd.	400	24
Aflac, Inc.	800	53
Ambac Financial Group, Inc.	162	1
American International Group, Inc.	3,979	184
Aon Corp.	475	22
Assurant, Inc.	200	13
Cincinnati Financial Corp.	330	12
Genworth Financial, Inc., Class A	300	7
Lincoln National Corp.	501	27
Loews Corp.	900	38
Marsh & McLennan Cos., Inc.	800	22
MBIA, Inc.	200	2
MetLife, Inc.	1,178	72
Principal Financial Group, Inc.	550	29
Prudential Financial, Inc.	800	61
SAFECO Corp.	200	13
The Allstate Corp.	1,100	55
The Chubb Corp.	600	32
The Hartford Financial Services Group, Inc.	425	30
The Progressive Corp.	1,400	25
The Travelers Cos., Inc.	1,006	51
Torchmark Corp.	200	13
Unum Group	346	8
XL Capital Ltd., Class A	200	7

		801

Materials 0.2%
Air Products & Chemicals, Inc.	300	30
Alcoa, Inc.	1,312	46
Allegheny Technologies, Inc.	146	10
Ashland, Inc.	100	5
Ball Corp.	200	11
Bemis Co., Inc.	200	5
E.I. du Pont de Nemours & Co.	1,525	75
Eastman Chemical Co.	100	7
Ecolab, Inc.	400	18
Freeport-McMoRan Copper & Gold, Inc.	480	55
Hercules, Inc.	200	4
International Flavors & Fragrances, Inc.	200	9
International Paper Co.	739	19
MeadWestvaco Corp.	294	8
Monsanto Co.	664	76

See financial notes 43

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Newmont Mining Corp.	643	28
Nucor Corp.	400	30
Pactiv Corp. *	300	7
PPG Industries, Inc.	250	15
Praxair, Inc.	500	46
Rohm & Haas Co.	273	15
Sealed Air Corp.	306	8
Sigma-Aldrich Corp.	200	11
The Dow Chemical Co.	1,372	55
Titanium Metals Corp.	100	2
United States Steel Corp.	100	15
Vulcan Materials Co.	200	14
Weyerhaeuser Co.	350	22

		646

Media 0.2%
CBS Corp., Class B	1,330	31
Clear Channel Communications, Inc.	967	29
Comcast Corp., Class A	4,894	101
Gannett Co., Inc.	400	11
Meredith Corp.	100	3
News Corp., Class A	3,880	69
Omnicom Group, Inc.	600	29
The DIRECTV Group, Inc. *	1,200	29
The E.W. Scripps Co., Class A	100	4
The Interpublic Group of Cos., Inc. *	600	5
The McGraw-Hill Cos., Inc.	600	25
The New York Times Co., Class A	200	4
The Walt Disney Co.	3,077	100
The Washington Post Co., Class B	4	3
Time Warner, Inc.	6,380	95
Viacom, Inc., Class B *	1,330	51

		589

Pharmaceuticals & Biotechnology 0.4%
Abbott Laboratories	2,400	127
Allergan, Inc.	400	23
Amgen, Inc. *	1,952	82
Applied Biosystems Group-Applera Corp.	300	10
Barr Pharmaceuticals, Inc. *	200	10
Biogen Idec, Inc. *	480	29
Bristol-Myers Squibb Co.	3,000	66
Celgene Corp. *	300	19
Eli Lilly & Co.	1,725	83
Forest Laboratories, Inc. *	550	19
Genzyme Corp. *	325	23
Gilead Sciences, Inc. *	1,300	67
Johnson & Johnson	4,622	310
King Pharmaceuticals, Inc. *	366	4
Merck & Co., Inc.	3,400	129
Millipore Corp. *	100	7
Mylan, Inc.	400	5
PerkinElmer, Inc.	200	5
Pfizer, Inc.	11,557	232
Schering-Plough Corp.	2,300	42
Thermo Fisher Scientific, Inc. *	526	31
Waters Corp. *	200	12
Watson Pharmaceuticals, Inc. *	200	6
Wyeth	2,000	89

		1,430

Real Estate 0.1%
Apartment Investment & Management Co., Class A	104	4
AvalonBay Communities, Inc.	100	10
Boston Properties, Inc.	130	13
CB Richard Ellis Group, Inc., Class A *	200	5
Developers Diversified Realty Corp.	100	4
Equity Residential	400	16
General Growth Properties, Inc.	400	16
HCP, Inc.	300	11
Host Hotels & Resorts, Inc.	800	14
Kimco Realty Corp.	168	7
Plum Creek Timber Co., Inc.	300	12
ProLogis	300	19
Public Storage	100	9
Simon Property Group, Inc.	300	30
Vornado Realty Trust	200	19

		189

Retailing 0.2%
Abercrombie & Fitch Co., Class A	100	7
Amazon.com, Inc. *	300	24
AutoNation, Inc. *	500	8
AutoZone, Inc. *	150	18
Bed Bath & Beyond, Inc. *	400	13
Best Buy Co., Inc.	675	29
Big Lots, Inc. *	200	5
Dillard’s Inc., Class A	200	4
Expedia, Inc. *	300	8
Family Dollar Stores, Inc.	300	6
GameStop Corp., Class A *	300	17
Genuine Parts Co.	250	11
IAC/InterActiveCorp. *	350	7
J.C. Penney Co., Inc.	400	17
Kohl’s Corp. *	500	24
Limited Brands, Inc.	739	14
Lowe’s Cos., Inc.	2,400	61
Macy’s, Inc.	910	23
Nordstrom, Inc.	400	14
Office Depot, Inc. *	600	8
OfficeMax, Inc.	100	2
RadioShack Corp.	300	4
Sears Holdings Corp. *	154	15
Staples, Inc.	1,125	24
Target Corp.	1,400	74
The Gap, Inc.	1,362	25
The Home Depot, Inc.	2,655	77
The Sherwin-Williams Co.	200	11
The TJX Cos., Inc.	800	26
Tiffany & Co.	250	11

		587

44 See financial notes

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Semiconductors & Semiconductor Equipment 0.1%
Advanced Micro Devices, Inc. *	560	3
Altera Corp.	510	11
Analog Devices, Inc.	600	19
Applied Materials, Inc.	2,600	49
Broadcom Corp., Class A *	738	19
Intel Corp.	9,100	203
KLA-Tencor Corp.	300	13
Linear Technology Corp.	500	18
LSI Corp. *	500	3
MEMC Electronic Materials, Inc. *	300	19
Microchip Technology, Inc.	300	11
Micron Technology, Inc. *	900	7
National Semiconductor Corp.	600	12
Novellus Systems, Inc. *	250	6
NVIDIA Corp. *	600	12
Teradyne, Inc. *	300	4
Texas Instruments, Inc.	2,400	70
Xilinx, Inc.	500	12

		491

Software & Services 0.3%
Adobe Systems, Inc. *	800	30
Affiliated Computer Services, Inc., Class A *	203	11
Akamai Technologies, Inc. *	300	11
Autodesk, Inc. *	400	15
Automatic Data Processing, Inc.	900	40
BMC Software, Inc. *	400	14
CA, Inc.	850	19
Citrix Systems, Inc. *	300	10
Cognizant Technology Solutions Corp., Class A *	400	13
Computer Sciences Corp. *	258	11
Compuware Corp. *	600	4
Convergys Corp. *	174	3
eBay, Inc. *	1,708	53
Electronic Arts, Inc. *	424	22
Electronic Data Systems Corp.	700	13
Fidelity National Information Services, Inc.	250	9
Fiserv, Inc. *	300	15
Google, Inc., Class A *	300	172
Intuit, Inc. *	626	17
Microsoft Corp.	13,620	388
Novell, Inc. *	500	3
Oracle Corp. *	5,988	125
Paychex, Inc.	525	19
Symantec Corp. *	1,678	29
Total System Services, Inc.	300	7
Unisys Corp. *	500	2
VeriSign, Inc. *	300	11
Western Union Co.	1,392	32
Yahoo!, Inc. *	2,000	55

		1,153

Technology Hardware & Equipment 0.4%
Agilent Technologies, Inc. *	710	21
Apple, Inc. *	1,200	209
Ciena Corp. *	71	2
Cisco Systems, Inc. *	9,930	255
Corning, Inc.	2,250	60
Dell, Inc. *	3,850	72
EMC Corp. *	3,650	56
Hewlett-Packard Co.	4,703	218
International Business Machines Corp.	2,500	302
Jabil Circuit, Inc.	322	3
JDS Uniphase Corp. *	251	4
Juniper Networks, Inc. *	600	17
Lexmark International, Inc., Class A *	200	6
Molex, Inc.	250	7
Motorola, Inc.	3,666	36
NetApp, Inc. *	500	12
QLogic Corp. *	276	4
QUALCOMM, Inc.	2,400	104
SanDisk Corp. *	285	8
Sun Microsystems, Inc. *	1,250	20
Tellabs, Inc. *	600	3
Teradata Corp. *	400	8
Tyco Electronics Ltd.	753	28
Xerox Corp.	1,200	17

		1,472

Telecommunication Services 0.2%
American Tower Corp., Class A *	600	26
AT&T, Inc.	9,588	371
CenturyTel, Inc.	250	8
Citizens Communications Co.	410	5
Embarq Corp.	222	9
Qwest Communications International, Inc.	2,524	13
Sprint Nextel Corp.	4,454	36
Verizon Communications, Inc.	4,188	161
Windstream Corp.	516	6

		635

Transportation 0.1%
Burlington Northern Santa Fe Corp.	600	61
C.H. Robinson Worldwide, Inc.	200	13
CSX Corp.	600	38
Expeditors International of Washington, Inc.	300	14
FedEx Corp.	460	44
Norfolk Southern Corp.	600	36
Ryder System, Inc.	100	7
Southwest Airlines Co.	1,218	16
Union Pacific Corp.	400	58
United Parcel Service, Inc., Class B	1,712	124

		411

Utilities 0.2%
Allegheny Energy, Inc.	170	9
Ameren Corp.	300	14
American Electric Power Co., Inc.	580	26
CenterPoint Energy, Inc.	474	7
CMS Energy Corp.	200	3

See financial notes 45

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Consolidated Edison, Inc.	300	12
Constellation Energy Group, Inc.	200	17
Dominion Resources, Inc.	870	38
DTE Energy Co.	200	8
Duke Energy Corp.	1,876	34
Dynegy, Inc., Class A *	500	4
Edison International	500	26
Entergy Corp.	350	40
Exelon Corp.	1,024	88
FirstEnergy Corp.	533	40
FPL Group, Inc.	600	40
Integrys Energy Group, Inc.	82	4
Nicor, Inc.	100	4
NiSource, Inc.	376	7
Pepco Holdings, Inc.	300	7
PG&E Corp.	600	24
Pinnacle West Capital Corp.	100	3
PPL Corp.	600	29
Progress Energy, Inc.	354	15
Public Service Enterprise Group, Inc.	800	35
Questar Corp.	200	12
Sempra Energy	297	17
Southern Co.	1,100	41
TECO Energy, Inc.	200	3
The AES Corp. *	800	14
Xcel Energy, Inc.	510	11

		632

Total Common Stock (Cost $12,134)		19,222

Other Investment Companies 93.1% of net assets
Schwab Institutional Select S&P 500 Fund (a)	1,084,511	11,930
Schwab International Index Fund, Select Shares (a)	1,566,718	36,191
Schwab S&P 500 Index Fund, Select Shares (a)	1,833,543	39,458
Schwab Small-Cap Index Fund, Select Shares (a)	1,905,281	36,010
Schwab Total Bond Market Fund (a)	20,415,942	191,706
Schwab Value Advantage Money Fund, Institutional Shares (a)	10,260,387	10,260

Total Other Investment Companies (Cost $301,645)		325,555

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.3% of net assets

Commercial Paper & Other Obligations 1.3%
Wachovia, London
2.09%, 05/01/08	4,555	4,555

Total Short-Term Investment (Cost $4,555)		4,555

End of Investments.

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $320,021 and the unrealized appreciation and depreciation were $40,348 and ($11,037), respectively, with net unrealized appreciation of $29,311.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

46 See financial notes

 Schwab MarketTrack Conservative Portfolio

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds and stocks, at value (cost $301,667)		$325,601
Investments in unaffiliated issuers, at value (cost $16,667)	+	23,731

Total investments, at value (cost $318,334)		349,332
Receivables:
Dividends		782
Fund shares sold		692
Prepaid expenses	+	1

Total assets		350,807

Liabilities
Payables:
Investments bought		751
Investment adviser and administrator fees		6
Transfer agent and shareholder services fees		6
Fund shares redeemed		209
Accrued expenses	+	35

Total liabilities		1,007

Net Assets
Total assets		350,807
Total liabilities	−	1,007

Net assets		$349,800
Net Assets by Source
Capital received from investors		313,890
Net investment income not yet distributed		548
Net realized capital gains		4,364
Net unrealized capital gains		30,998

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$240,317		17,483		$13.75
P Shares	$109,483		7,991		$13.70

See financial notes 47

 Schwab MarketTrack Conservative Portfolio

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds and stocks		$7,382
Dividends received from unaffiliated issuers		206
Interest	+	154

Total Investment Income		7,742

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		5,115
Net realized gains on sales of affiliated underlying funds		823
Net realized gains on unaffiliated investments	+	18

Net realized gains		5,956

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds and stocks		(28,068)
Net unrealized losses on unaffiliated investments	+	(2,300)

Net unrealized losses		(30,368)

Expenses
Investment adviser and administrator fees		770
Transfer agent and shareholder service fees
Investor Shares		303
P Shares		53
Professional fees		20
Portfolio accounting fees		17
Registration fees		11
Shareholder reports		9
Custodian fees		5
Trustees’ fees		4
Other expenses	+	10

Total expenses		1,202
Expense reduction by adviser and Schwab	−	408

Net expenses		794

Increase (Decrease) in Net Assets from Operations
Total investment income		7,742
Net expenses	−	794

Net investment income		6,948
Net realized gains		5,956
Net unrealized losses	+	(30,368)

Decrease in net assets from operations		($17,464)

48 See financial notes

 Schwab MarketTrack Conservative Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-4/30/08	11/1/06-10/31/07
Net investment income		$6,948	$11,448
Net realized gains		5,956	4,036
Net unrealized gains (losses)	+	(30,368)	13,864

Increase (Decrease) in net assets from operations		(17,464)	29,348

Distributions to Shareholders
Distributions from net investment income
Investor Shares		5,426	8,300
P Shares	+	2,693	3,503

Total distributions from net investment income		8,119	11,803

Distributions from net realized gains
Investor Shares		2,228	3,111
P Shares	+	1,018	1,178

Total distributions from net realized gains		3,246	4,289

Total distributions		$11,365	$16,092

Transactions in Fund Shares

		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		1,939	$27,307	3,285	$47,630
P Shares	+	1,799	25,882	2,101	30,335

Total shares sold		3,738	$53,189	5,386	$77,965

Shares Reinvested
Investor Shares		510	$7,174	745	$10,688
P Shares	+	264	3,712	327	4,681

Total shares reinvested		774	$10,886	1,072	$15,369

Shares Redeemed
Investor Shares		(1,886)	($26,330)	(3,277)	($47,566)
P Shares	+	(714)	(9,896)	(1,313)	(19,043)

Total shares redeemed		(2,600)	($36,226)	(4,590)	($66,609)

Net transactions in fund shares		1,912	$27,849	1,868	$26,725

Shares Outstanding and Net Assets
		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		23,562	$350,780	21,694	$310,799
Total increase or decrease	+	1,912	(980)	1,868	39,981

End of period		25,474	$349,800	23,562	$350,780

Net investment income not yet distributed			$548		$1,719

See financial notes 49

 Schwab MarketTrack Portfolios

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the funds in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund (formerly Schwab Viewpoints Fund)
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund–Moderate Payout
Schwab Monthly Income Fund–Enhanced Payout
Schwab Monthly Income Fund–Maximum Payout

The Schwab MarketTrack Portfolios are mainly “fund of funds” as they invest a major portion of their assets in a combination of other Schwab Funds (underlying funds) to achieve their investment objectives and maintain their asset allocation. In addition, the portfolios may purchase individual securities to achieve their investment objectives. Each portfolio bears its share of the allocable expenses of the underlying funds in which they invest. The financial statements of the portfolios should be read in conjunction with the underlying funds’ financial statements.

Both Schwab MarketTrack Growth Portfolio and Schwab MarketTrack Conservative Portfolio offer two share classes: Investor Shares and P Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab MarketTrack All Equity Portfolio and Schwab MarketTrack Balanced Portfolio each offer one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

50

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market prices adjusted for changes in value that may occur between the close of foreign exchange and the time at which a fund’s shares are priced. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forwards: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

•	Underlying funds: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions.

 51

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year, except for the MarketTrack Conservative Portfolio, which makes distributions quarterly.

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

(i) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(j) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. A fund with a fiscal year ending October 31 will implement FIN 48 no later than April 30, 2008, and it will apply to all open tax years. As of April 30, 2008, management has reviewed the tax provisions for open tax years (October 31, 2004, through October 31, 2007), and determined that no provision for income tax is required in the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the Financial Accounting Standards board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and

52

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.44%
Over $500 million	0.39%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
P Shares*	0.05%	0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2009, as follows:

	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Investor Shares	0.50%	0.50%	0.50%	0.50%
P Shares*	n/a	0.35%	n/a	0.35%

*	P Shares are only offered by MarketTrack Growth Portfolio and MarketTrack Conservative Portfolio.

Such expense reductions are disclosed in the Statement of Operations.

The funds may engage in certain transactions involving related parties. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Pursuant to an exemptive order issued by the SEC, the funds may

 53

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

invest in other related funds. As of April 30, 2008, the shares owned by each MarketTrack Portfolio as a percentage of the total shares of the underlying funds are:

	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Schwab Equity Index Funds:
S&P 500 Index Fund	—	—	—	0.5%
Small-Cap Index Fund	10.5%	10.4%	5.6%	2.4%
International Index Fund	10.0%	8.0%	4.3%	1.9%
Schwab Bond Funds:
Total Bond Market Fund	—	7.4%	12.8%	12.8%
Schwab Institutional Select Funds:
Institutional Select S&P 500 Index	9.1%	6.0%	2.8%	0.4%
Schwab Money Funds:
Value Advantage Money Fund	—	— **	— **	— **

** Less than 0.1%

Schwab Charitable Giving Trust owns MarketTrack Growth Portfolio and MarketTrack Conservative Portfolio. As of April 30, 2008, the shares owned by each Charitable Giving Trust as a percentage of the total shares of the portfolios are 17.1% and 31.4%, respectively.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of April 30, 2008, there were no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

4. Board of Trustees

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

5. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has overdraft facilities with the custodian and uncommitted line of credit arrangements of $150 million with State Street Corporation, $100 million with Bank of America, N.A. and $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

54

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

6.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended April 30, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

MarketTrack All Equity Portfolio	$81,294	$18,000
MarketTrack Growth Portfolio	63,989	26,245
MarketTrack Balanced Portfolio	54,563	35,662
MarketTrack Conservative Portfolio	42,916	13,137

7.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds charge 2.00% redemption fee on shares (excluding P shares) sold or exchanged 30 days or less after purchasing them. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal year are:

	Current Period	Prior Period
	(11/01/07–4/30/08)	(11/01/06–10/31/07)

MarketTrack All Equity Portfolio	$40	$32
MarketTrack Growth Portfolio
Investor Shares	7	25
MarketTrack Balanced Portfolio	6	17
MarketTrack Conservative Portfolio
Investor Shares	11	6

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2007, MarketTrack Growth Portfolio, MarketTrack Balanced Portfolio and MarketTrack Conservative Portfolio had no capital loss carry forwards. For MarketTrack All Equity Portfolio as of December 31, 2006, there was $25,602 of capital losses carried from prior years that were utilized to offset current year’s capital gains.

 55

Trustees and Officers

The tables below give information as of May 16, 2008, about the trustees and officers for The Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of May 16, 2008, the Fund Complex included 81 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	81	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	81	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

56

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	68	None.

Walt Bettinger(2) 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

 57

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-CSIM (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

58

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 59

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab* Fundamental US Large Company Index Fund
Schwab* Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Premier® Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek the highest current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are registered service marks of Research Affiliates LLC.

1 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13559-11

Schwab Target Funds

Semiannual Report
April 30, 2008

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

Schwab Retirement Income Fund

A suite of eight mutual funds to help keep your retirement
investments properly allocated over your lifetime.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period*

Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	-9.34%

Benchmark: Target 2010 Composite Index	-3.83%
Fund Category: Morningstar Target-Date 2000-2014	-3.67%

Performance Details	pages 8-9

Schwab Target 2015 Fund (Ticker Symbol: SWGRX)	2.80%

Benchmark: Target 2015 Composite Index	4.33%
Fund Category: Morningstar Target-Date 2015-2029	4.50%

Performance Details	pages 10-11

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	-9.99%

Benchmark: Target 2020 Composite Index	-5.06%
Fund Category: Morningstar Target-Date 2015-2029	-7.12%

Performance Details	pages 12-13

Schwab Target 2025 Fund (Ticker Symbol: SWHRX)	3.70%

Benchmark: Target 2025 Composite Index	4.80%
Fund Category: Morningstar Target-Date 2015-2029	4.50%

Performance Details	pages 14-15

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Source for category information: Morningstar, Inc.
* For the Target 2015, 2025, and 2035 Funds, the total returns are since inception date of 3/12/08.
The Target 2010 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 38% Dow Jones Wilshire 5000 Composite Index, 11% MSCI EAFE Net Index, 32% Lehman Brothers U.S. Aggregate Bond Index, 3% FTSE EPRA/NAREIT Global Index, 2% MSCI Emerging Markets Net Index, 4% Lehman Brothers U.S. TIPS Index, 4% Citigroup Non-U.S. Dollar World Government Bond Index, and 6% Lehman Brothers U.S. Treasury Bills: 1-3 Months.
The Target 2015 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 42.4% Dow Jones Wilshire 5000 Composite Index, 12.5% MSCI EAFE Net Index, 28% Lehman Brothers U.S. Aggregate Bond Index, 3.6% FTSE EPRA/NAREIT Global Index, 2.5% MSCI Emerging Markets Net Index, 3.5% Lehman Brothers U.S. TIPS Index, 3.5% Citigroup Non-U.S. Dollar World Government Bond Index, and 4% Lehman Brothers U.S. Treasury Bills: 1-3 Months.
The Target 2020 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 45% Dow Jones Wilshire 5000 Composite Index, 13% MSCI EAFE Net Index, 26% Lehman Brothers U.S. Aggregate Bond Index, 4% FTSE EPRA/NAREIT Global Index, 3% MSCI Emerging Markets Net Index, 3.5% Lehman Brothers U.S. TIPS Index, 3.5% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.
The Target 2025 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 48% Dow Jones Wilshire 5000 Composite Index, 14.2% MSCI EAFE Net Index, 23.2% Lehman Brothers U.S. Aggregate Bond Index, 4% FTSE EPRA/NAREIT Global Index, 2.8% MSCI Emerging Markets Net Index, 2.9% Lehman Brothers U.S. TIPS Index, 2.9% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.

[1]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Target Funds

Performance at a Glance continued

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period*

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	-10.57%

Benchmark: Target 2030 Composite Index	-6.07%
Fund Category: Morningstar Target-Date 2030+	-9.61%

Performance Details	pages 16-17

Schwab Target 2035 Fund (Ticker Symbol: SWIRX)	3.70%

Benchmark: Target 2035 Composite Index	5.23%
Fund Category: Morningstar Target-Date 2030+	5.78%

Performance Details	pages 18-19

Schwab Target 2040 Fund (Ticker Symbol: SWERX)	-11.15%

Benchmark: Target 2040 Composite Index	-7.11%
Fund Category: Morningstar Target-Date 2030+	-9.61%

Performance Details	pages 20-21

Schwab Retirement Income Fund (Ticker Symbol: SWARX)	-5.80%

Benchmark: Target Income Composite Index	0.95%
Fund Category: Morningstar Conservative Allocation	-2.64%

Performance Details	pages 22-23

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Source for category information: Morningstar, Inc.
* For the Target 2015, 2025, and 2035 Funds, the total returns are since inception date of 3/12/08.
The Target 2030 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 49% Dow Jones Wilshire 5000 Composite Index, 15% MSCI EAFE Net Index, 21% Lehman Brothers U.S. Aggregate Bond Index, 5% FTSE EPRA/NAREIT Global Index, 3% MSCI Emerging Markets Net Index, 2.5% Lehman Brothers U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.
The Target 2035 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 52.4% Dow Jones Wilshire 5000 Composite Index, 15.8% MSCI EAFE Net Index, 17.6% Lehman Brothers U.S. Aggregate Bond Index, 4.6% FTSE EPRA/NAREIT Global Index, 3.2% MSCI Emerging Markets Net Index, 2.2% Lehman Brothers U.S. TIPS Index, 2.2% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.
The Target 2040 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 54% Dow Jones Wilshire 5000 Composite Index, 17% MSCI EAFE Net Index, 15% Lehman Brothers U.S. Aggregate Bond Index, 5% FTSE EPRA/NAREIT Global Index, 3% MSCI Emerging Markets Net Index, 2% Lehman Brothers U.S. TIPS Index, 2% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.
The Target Income Composite Index is based on a fixed asset allocation. The composite is derived using the following portion allocations: 15% Dow Jones Wilshire 5000 Composite Index, 5% MSCI EAFE Net Index, 20% Lehman Brothers U.S. Aggregate Bond Index, 20% Lehman Brothers U.S. Aggregate Intermediate Bond Index, 5% Lehman Brothers U.S. TIPS Index, 5% Citigroup Non-U.S. Dollar World Government Bond Index, and 30% Lehman Brothers U.S. Treasury Bills: 1-3 Months.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Target Funds 3

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure short-term volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Over the years, these intense market fluctuations have not been the norm, but it is during these periods that many investors can give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance and weathering the inevitable ups and downs of the market. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

4 Schwab Target Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Over the past six months, equity markets experienced volatility as declining housing valuations, distressed bond markets, and dour economic outlook contributed to difficult investment conditions and uncertainty throughout the financial marketplace. Although equity markets recovered somewhat in April, returns for the period were negative as equity prices declined in this environment.

During these times of market uncertainty, it is more important than ever to ensure that your portfolio allocations represent your goals and tolerance for risk. Schwab Funds portfolios are developed and managed to meet your increasingly diverse needs. Whether through a single asset-allocation fund or a carefully crafted portfolio of index and actively managed funds, our goal is to provide investment products that allow you to effectively and efficiently build well-diversified portfolios.

As part of an ongoing effort to better serve clients by expanding our fund offerings, we launched three new Schwab Target Funds: the Schwab Target 2015 Fund, the Schwab Target 2025 Fund, and the Schwab Target 2035 Fund. With the addition of these funds, investors can more accurately plan for their intended date of retirement through a single time-sensitive diversified solution. In addition, we expanded the universe of underlying funds in each of the portfolios by including Emerging Market Equity, International Fixed Income, Global Real Estate, and Inflation Protected funds.

Thank you for investing with us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Schwab Target Funds 5

The Investment Environment

During the period, investment conditions in the financial marketplace proved to be difficult as dramatic price volatility and pessimistic economic outlook made investors increasingly risk-averse. Problems in housing and credit markets continued to weigh on investor confidence as liquidity and credit quality concerns spread beyond troubled bond and lending markets. Commodity prices, particularly in oil and food, rose during the period as the U.S. dollar simultaneously fell versus many international currencies, putting pressure on consumer prices. In this environment, equity prices in general began the period higher, but dropped off as market instability persisted, declining significantly in March before rallying in April.

Risk was reassessed and redefined during the period as investors reacted to volatility. A migration to the safety of U.S. Treasuries from all corners of the market indicated that investors took steps to reduce risk. In general, value stocks—securities that typically have high dividend yields and low price-to-earnings and price-to-book ratios—outperformed growth.

On an industry group level, Banks and Diversified Financials experienced the biggest declines, primarily due to write-downs and write-offs related to the subprime mortgage market and volatility in bond markets. The middle of March was a particularly low point in investor confidence, with the collapse of Bear Stearns. Tech and Telecomm sectors were down across the board, on the assumption that domestic and global growth would slow if current conditions persisted. Energy and Transportation, as well as Food & Staples Retailing, performed well fueled by surging commodity prices and strong demand.

In the bond markets, a repricing of risk premiums and a flight to safety across all segments of the fixed income market contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals. In order to maintain liquidity, many investors were forced to sell high quality assets at depressed prices. This selling pressure occurred at the same time demand for non-U.S. Treasury securities was weakest, and as a result prices were driven down even further.

Over the last several months, the decline in the value of the U.S. dollar in conjunction with broad-spectrum increases in commodity prices contributed to concerns over inflation and the strength of the U.S. economy. Toward the end of the reporting period, the dollar reached lows against both the Yen and the Euro, while crude oil prices neared $120 dollars a barrel in April. In addition, the price of food staples such as rice and wheat rose to unprecedented levels in March.

In response to mounting market volatility and illiquidity across the broader marketplace, the Federal Reserve (the “Fed”) initiated a number of market control mechanisms designed to bolster investor confidence. During the reporting period, the Fed cut interest rates from 4.75% to 2.00% attempting to restore liquidity to the market by making lending more attractive. Additionally, major banks and other lending institutions in the private sector took measures to shore up riskier portions of their portfolios and encourage stricter borrowing standards in order to prevent further defaults and credit downgrades.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-9.64%	S&P 500® Index: measures U.S. large-cap stocks

-12.92%	Russell 2000® Index: measures U.S. small-cap stocks

-9.21%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.08%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

1.51%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Target Funds 6

Fund Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment Management, is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Caroline Lee, a managing director and portfolio manager of the investment adviser, co-manages the funds. Prior to joining the firm in November 2005, she worked in asset management for over four years overseeing subadvisor relationships in the pension group of a major corporation. She has also had three years of previous experience in investment management at another financial services firm.

Thomas P. Miller, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. He joined the firm in 2000. In 2006, he became a member of the investment adviser’s Portfolio Strategy group. He was appointed portfolio manager in 2008.

Schwab Target Funds 7

Schwab Target 2010 Fund

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (the underlying funds). These underlying funds include stock, bond and money market mutual funds and will be used by the funds to meet their various target asset allocations and investment styles. Performance of the funds thus reflects a blend of the results of their underlying funds. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. In general, each target year fund’s allocation to equity securities will decrease and its allocation to fixed income securities will increase as the fund approaches its target retirement date.

Schwab Target 2010 Fund (the fund) returned –9.34% for the period, underperforming the benchmark Target 2010 Composite Index, which returned –3.83%. The fund’s target allocations at the beginning of the period were 54% equity securities, 40% fixed income securities, 4% ultra-short fixed income securities, and 2% money market funds. During the period, equity and bond markets experienced price volatility as investors continued to price in events related to the subprime mortgage and credit crisis, as well as pessimistic economic outlook. The fund’s underlying holdings, primarily a blend of fixed income and equity mutual funds, were down across the board. Equity funds experienced the largest declines, with the Schwab Core Equity Fund down –10.56% and the Laudus Rosenberg International Small Capitalization Fund down –13.87%. On the fixed income side, the Schwab Total Bond Market fund was down –1.62%. Additionally, due to unusual market conditions, the Target 2010 fund moved out of its ultra-short fixed income position and increased allocations to money market funds. Relative underperformance versus the benchmark was driven by the Schwab Total Bond Market Fund and the Laudus Rosenberg International Small Capitalization Fund, which had negative contribution effects.

As of 04/30/08:

 Statistics

Number of Holdings	13
Weighted Average
Market Cap

($ x 1,000,000)	$53,367

Price/Earnings Ratio (P/E)	15.9

Price/Book Ratio (P/B)	2.4

Portfolio Turnover Rate[2]	38%

 Asset Class Weightings % of Investments

Equity Funds — Domestic	39.1%

Fixed-Income Funds	36.9%

Equity Funds — International	17.6%

Short-Term Investments	6.4%

Total	100.0%

 Top Holdings % of Net Assets1

Schwab Total Bond Market Fund	28.8%

Schwab Core Equity Fund	21.4%
Laudus International MarketMasters

Fund, Select Shares	9.1%
Schwab Value Advantage Money

Fund, Instituitional Shares	6.3%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Institutional Shares	5.6%
Schwab Dividend Equity Fund,

Select Shares	5.6%
Schwab Small-Cap Equity Fund,

Select Shares	4.1%
Laudus Mondrian International
  Fixed Income Fund, Institutional

Shares	3.9%
Schwab Inflation Protected

Fund, Select Shares	3.9%
Schwab Global Real Estate

Fund, Select Shares	3.6%

Total	92.3%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

8 Schwab Target Funds

 Schwab Target 2010 Fund

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Target 2010 Fund (7/1/05)	-9.34%	-5.53%	6.32%
Benchmark: Target 2010 Composite Index[3]	-3.83%	0.87%	8.45%
Fund Category: Morningstar Target-Date 2000-2014	-3.67%	0.14%	5.16%

Fund Expense Ratios4: Net 0.92%; Gross 0.95%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2010 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 38% Dow Jones Wilshire 5000 Composite Index, 11% MSCI EAFE Net Index, 32% Lehman Brothers U.S. Aggregate Bond Index, 3% FTSE EPRA/NAREIT Global Index, 2% MSCI Emerging Markets Net Index, 4% Lehman Brothers U.S. TIPS Index, 4% Citigroup Non-U.S. Dollar World Government Bond Index, and 6% Lehman Brothers U.S. Treasury Bills: 1-3 Months.
[4]	As of 2/28/08 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.86%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 9

Schwab Target 2015 Fund

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (the underlying funds). These underlying funds include stock, bond and money market mutual funds and will be used by the funds to meet their various target asset allocations and investment styles. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. Performance of the funds thus reflects a blend of the results of their underlying funds. In general, each target year fund’s allocation to equity securities will decrease and its allocation to fixed income securities will increase as the fund approaches its target retirement date.

Schwab Target 2015 Fund (the fund) returned 2.80% from inception on 3/12/08 through 4/30/08, underperforming the benchmark Target 2015 Composite Index, which returned 4.33%. The fund’s target allocations at the beginning of the period were 61% equity securities, 35% fixed income securities, 3% ultra-short fixed income securities, and 1% money market funds. Shortly after the fund was incepted, equity prices were at their lowest levels for the period, but improved substantially during the remainder of March and throughout April. Due to these rising valuations, the fund’s domestic equity positions were positive for the period since inception. International equities, as measured by the MSCI EAFE Index, were up 8.28%. On the fixed income side, bond markets did not recover as significantly as equity markets, but were still positive, with the Lehman Brothers Aggregate Bond Index up 1.42%.

As of 04/30/08:

 Statistics

Number of Holdings	14
Weighted Average
Market Cap

($ x 1,000,000)	$55,251

Price/Earnings Ratio (P/E)	16.1

Price/Book Ratio (P/B)	2.5

Portfolio Turnover Rate[2]	—%

 Asset Class Weightings % of Investments

Equity Funds — Domestic	42.1%

Fixed-Income Funds	33.5%

Equity Funds — International	18.7%

Short-Term Investments	5.7%

Total	100.0%

 Top Holdings % of Net Assets1

Schwab Total Bond Market Fund	26.6%

Schwab Core Equity Fund	23.1%
Laudus International MarketMasters

Fund, Select Shares	10.0%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Institutional Shares	5.8%
Schwab Dividend Equity Fund,

Select Shares	5.8%
Schwab Small-Cap Equity Fund,

Select Shares	4.8%
Schwab Value Advantage Money

Fund, Institutional Shares	3.9%
Schwab Global Real Estate

Fund, Select Shares	3.6%
Laudus Mondrian International
  Fixed Income Fund, Institutional

Shares	3.4%
Schwab Inflation Protected

Fund, Select Shares	3.4%

Total	90.4%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

10 Schwab Target Funds

 Schwab Target 2015 Fund

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Total Returns1,2

Fund and Inception Date	Since Inception

Fund: Schwab Target 2015 Fund (3/12/08)	2.80%
Benchmark: Target 2015 Composite Index[3]	4.33%
Fund Category: Morningstar Target-Date 2015-2029	4.50%

Fund Expense Ratios4: Net 0.89%; Gross 0.99%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2015 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 42.4% Dow Jones Wilshire 5000 Composite Index, 12.5% MSCI EAFE Net Index, 28% Lehman Brothers U.S. Aggregate Bond Index, 3.6% FTSE EPRA/NAREIT Global Index, 2.5% MSCI Emerging Markets Net Index, 3.5% Lehman Brothers U.S. TIPS Index, 3.5% Citigroup Non-U.S. Dollar World Government Bond Index, and 4% Lehman Brothers U.S. Treasury Bills: 1-3 Months.
[4]	As of 2/28/08 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.84%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 11

Schwab Target 2020 Fund

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (the underlying funds). These underlying funds include stock, bond and money market mutual funds and will be used by the funds to meet their various target asset allocations and investment styles. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. Performance of the funds thus reflects a blend of the results of their underlying funds. In general, each target year fund’s allocation to equity securities will decrease and its allocation to fixed income securities will increase as the fund approaches its target retirement date.

Schwab Target 2020 Fund (the fund) returned –9.99% for the period, underperforming the benchmark Target 2020 Composite Index, which returned –5.06%. The fund’s target allocations at the beginning of the period were 65% equity securities, 33% fixed income securities, 1% ultra short fixed income securities, and 1% money market funds. During the period, equity and bond markets experienced price volatility as investors continued to price in events related to the subprime mortgage and credit crisis, as well as pessimistic economic outlook. The fund’s underlying holdings, primarily a blend of fixed income and equity mutual funds, were down across the board. Equity funds experienced the largest declines, with the Schwab Core Equity Fund down –10.56% and the Laudus Rosenberg International Small Capitalization Fund down –13.87%. On the fixed income side, the Schwab Total Bond Market fund was down –1.62%. Additionally, due to unusual market conditions, the Target 2020 fund moved out of its ultra-short fixed income position and increased allocations to money market funds. Relative underperformance versus the benchmark was driven by the Schwab Total Bond Market Fund and the Laudus Rosenberg International Small Capitalization Fund, which had negative contribution effects.

As of 04/30/08:

 Statistics

Number of Holdings	15
Weighted Average
Market Cap

($ x 1,000,000)	$52,738

Price/Earnings Ratio (P/E)	15.8

Price/Book Ratio (P/B)	2.4

Portfolio Turnover Rate[2]	29%

 Asset Class Weightings % of Investments

Equity Funds — Domestic	43.8%

Fixed-Income Funds	29.5%

Equity Funds — International	21.3%

Short-Term Investments	5.4%

Total	100.0%

 Top Holdings % of Net Assets1

Schwab Core Equity Fund	24.3%

Schwab Total Bond Market Fund	23.4%
Laudus International MarketMasters

Fund, Select Shares	10.3%
Schwab Dividend Equity Fund,

Select Shares	6.3%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Institutional Shares	6.1%
Schwab Global Real Estate

Fund, Select Shares	5.7%
Schwab Small-Cap Equity Fund,

Select Shares	4.5%
Laudus Mondrian International
  Fixed Income Fund, Institutional

Shares	3.1%
Schwab Inflation Protected

Fund, Select Shares	3.1%
Schwab Value Advantage Money

Fund, Institutional Shares	2.7%

Total	89.5%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

12 Schwab Target Funds

 Schwab Target 2020 Fund

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Target 2020 Fund (7/1/05)	-9.99%	-6.43%	6.66%
Benchmark: Target 2020 Composite Index[3]	-5.06%	-0.22%	8.70%
Fund Category: Morningstar Target-Date 2015-2029	-7.12%	-1.99%	6.56%

Fund Expense Ratios4: Net 0.92%; Gross 0.95%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2020 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 45% Dow Jones Wilshire 5000 Composite Index, 13% MSCI EAFE Net Index, 26% Lehman Brothers U.S. Aggregate Bond Index, 4% FTSE EPRA/NAREIT Global Index, 3% MSCI Emerging Markets Net Index, 3.5% Lehman Brothers U.S. TIPS Index, 3.5% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.
[4]	As of 2/28/08 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.88%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 13

Schwab Target 2025 Fund

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (the underlying funds). These underlying funds include stock, bond and money market mutual funds and will be used by the funds to meet their various target asset allocations and investment styles. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. Performance of the funds thus reflects a blend of the results of their underlying funds. In general, each target year fund’s allocation to equity securities will decrease and its allocation to fixed income securities will increase as the fund approaches its target retirement date.

Schwab Target 2025 Fund (the fund) returned 3.70% from inception on 3/12/08 through 4/30/08, underperforming the benchmark Target 2025 Composite Index, which returned 4.80%. The fund’s target allocations at the beginning of the period were 69% equity securities, 29% fixed income securities, 1% ultra-short fixed income securities, and 1% money market funds. Shortly after the fund was incepted, equity prices were at their lowest levels for the period, but improved substantially during the remainder of March and throughout April. Due to these rising valuations, the fund’s domestic equity positions were positive for the period since inception. International equities, as measured by the MSCI EAFE Index, were up 8.28%. On the fixed income side, bond markets did not recover as significantly as equity markets, but were still positive, with the Lehman Brothers Aggregate Bond Index up 1.42%.

As of 04/30/08:

 Statistics

Number of Holdings	16
Weighted Average
Market Cap

($ x 1,000,000)	$55,693

Price/Earnings Ratio (P/E)	16.1

Price/Book Ratio (P/B)	2.5

Portfolio Turnover Rate[2]	—%

 Asset Class Weightings % of Investments

Equity Funds — Domestic	43.8%

Fixed-Income Funds	25.1%

Equity Funds — International	19.4%

Short-Term Investments	11.7%

Total	100.0%

 Top Holdings % of Net Assets1

Schwab Core Equity Fund	25.6%

Schwab Total Bond Market Fund	21.0%
Laudus International MarketMasters

Fund, Select Shares	11.0%
Brown Brothers Harriman &

Co., Grand Cayman Time Deposit	9.0%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Institutional Shares	6.4%
Schwab Dividend Equity Fund,

Select Shares	6.4%
Schwab Small-Cap Equity Fund,

Select Shares	5.1%
Schwab Global Real Estate

Fund, Select Shares	3.8%
Laudus Mondrian Emerging Markets

Fund, Institutional Shares	2.8%
Laudus Rosenberg International
  Discovery Fund, Institutional

Shares	2.8%

Total	93.9%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

14 Schwab Target Funds

 Schwab Target 2025 Fund

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Total Returns1,2

Fund and Inception Date	Since Inception

Fund: Schwab Target 2025 Fund (3/12/08)	3.70%
Benchmark: Target 2025 Composite Index[3]	4.80%
Fund Category: Morningstar Target-Date 2015-2029	4.50%

Fund Expense Ratios4: Net 0.92%; Gross 1.03%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2025 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 48% Dow Jones Wilshire 5000 Composite Index, 14.2% MSCI EAFE Net Index, 23.2% Lehman Brothers U.S. Aggregate Bond Index, 4% FTSE EPRA/NAREIT Global Index, 2.8% MSCI Emerging Markets Net Index, 2.9% Lehman Brothers U.S. TIPS Index, 2.9% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.
[4]	As of 2/28/08 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.88%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 15

Schwab Target 2030 Fund

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (the underlying funds). These underlying funds include stock, bond and money market mutual funds and will be used by the funds to meet their various target asset allocations and investment styles. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. Performance of the funds thus reflects a blend of the results of their underlying funds. In general, each target year fund’s allocation to equity securities will decrease and its allocation to fixed income securities will increase as the fund approaches its target retirement date.

Schwab Target 2030 Fund (the fund) returned –10.57% for the period, underperforming the benchmark Target 2030 Composite Index, which returned –6.07%. The fund’s target allocations at the beginning of the period were 72% equity securities, 26% fixed income securities, 1% ultra-short fixed income securities, and 1% money market funds. During the period, equity and bond markets experienced price volatility as investors continued to price in events related to the subprime mortgage and credit crisis, as well as pessimistic economic outlook. The fund’s underlying holdings, primarily a blend of fixed income and equity mutual funds, were down across the board. Equity funds experienced the largest declines, with the Schwab Core Equity Fund down –10.56% and the Laudus Rosenberg International Small Capitalization Fund down –13.87%. On the fixed income side, the Schwab Total Bond Market fund was down –1.62%. Additionally, due to unusual market conditions, the Target 2030 fund moved out of its ultra-short fixed income position and increased allocations to money market funds. Relative underperformance versus the benchmark was driven by the Schwab Total Bond Market Fund and the Laudus Rosenberg International Small Capitalization Fund, which had negative contribution effects.

As of 04/30/08:

 Statistics

Number of Holdings	16
Weighted Average
Market Cap

($ x 1,000,000)	$50,579

Price/Earnings Ratio (P/E)	15.8

Price/Book Ratio (P/B)	2.4

Portfolio Turnover Rate[2]	27%

 Asset Class Weightings % of Investments

Equity Funds — Domestic	46.9%

Equity Funds — International	24.4%

Fixed-Income Funds	23.3%

Short-Term Investments	5.4%

Total	100.0%

 Top Holdings % of Net Assets1

Schwab Core Equity Fund	25.3%

Schwab Total Bond Market Fund	18.8%
Laudus International MarketMasters

Fund, Select Shares	11.1%
Schwab Global Real Estate

Fund, Select Shares	7.5%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Institutional Shares	6.4%
Schwab Dividend Equity Fund,

Select Shares	6.2%
Schwab Small-Cap Equity Fund,

Select Shares	5.7%
Laudus Rosenberg U.S. Discovery

Fund, Institutional Shares	3.1%
Laudus Mondrian Emerging Markets

Fund, Institutional Shares	3.0%

Wachovia, London Time Deposit	2.9%

Total	90.0%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

16 Schwab Target Funds

 Schwab Target 2030 Fund

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Target 2030 Fund (7/1/05)	-10.57%	-6.66%	7.06%
Benchmark: Target 2030 Composite Index[3]	-6.07%	-1.09%	8.98%
Fund Category: Morningstar Target-Date 2030+	-9.61%	-3.41%	7.68%

Fund Expense Ratios4: Net 0.96%; Gross 1.02%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2030 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 49% Dow Jones Wilshire 5000 Composite Index, 15% MSCI EAFE Net Index, 21% Lehman Brothers U.S. Aggregate Bond Index, 5% FTSE EPRA/NAREIT Global Index, 3% MSCI Emerging Markets Net Index, 2.5% Lehman Brothers U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.
[4]	As of 2/28/08 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.93%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 17

Schwab Target 2035 Fund

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (the underlying funds). These underlying funds include stock, bond and money market mutual funds and will be used by the funds to meet their various target asset allocations and investment styles. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. Performance of the funds thus reflects a blend of the results of their underlying funds. In general, each target year fund’s allocation to equity securities will decrease and its allocation to fixed income securities will increase as the fund approaches its target retirement date.

Schwab Target 2035 Fund (the fund) returned 3.70% from inception on 3/12/08 through 4/30/08, underperforming the benchmark Target 2035 Composite Index, which returned 5.23%. The fund’s target allocations at the beginning of the period were 76% equity securities, 22% fixed-income securities, 1% ultra-short fixed income securities, and 1% money market funds. Shortly after the fund was incepted, equity prices were at their lowest levels for the period, but improved substantially during the remainder of March and throughout April. Due to these rising valuations, the fund’s domestic equity positions were positive for the period since inception. International equities, as measured by the MSCI EAFE Index, were up 8.28%. On the fixed income side, bond markets did not recover as significantly as equity markets, but were still positive, with the Lehman Brothers Aggregate Bond Index up 1.42%.

As of 04/30/08:

 Statistics

Number of Holdings	14
Weighted Average
Market Cap

($ x 1,000,000)	$54,733

Price/Earnings Ratio (P/E)	16.1

Price/Book Ratio (P/B)	2.5

Portfolio Turnover Rate[2]	1%

 Asset Class Weightings % of Investments

Equity Funds — Domestic	51.0%

Equity Funds — International	23.2%

Fixed-Income Funds	20.2%

Short-Term Investments	5.6%

Total	100.0%

 Top Holdings % of Net Assets1

Schwab Core Equity Fund	27.6%

Schwab Total Bond Market Fund	15.9%
Laudus International MarketMasters

Fund, Select Shares	12.3%
Schwab Dividend Equity Fund,

Selects Shares	6.9%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Institutional Shares	6.9%
Schwab Small-Cap Equity Fund,

Select Shares	6.0%
Schwab Global Real Estate

Fund, Select Shares	4.5%
Laudus Mondrian Emerging Market

Fund, Institutional Shares	3.1%
Laudus Rosenberg International
  Discovery Fund, Institutional

Shares	3.1%
Laudus Rosenberg U.S. Discovery

Fund, Institutional Shares	3.1%

Total	89.4%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

18 Schwab Target Funds

 Schwab Target 2035 Fund

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Total Returns1,2

Fund and Inception Date	Since Inception

Fund: Schwab Target 2035 Fund (3/12/08)	3.70%
Benchmark: Target 2035 Composite Index[3]	5.23%
Fund Category: Morningstar Target-Date 2030+	5.78%

Fund Expense Ratios4: Net 0.92%; Gross 1.05%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2035 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 52.4% Dow Jones Wilshire 5000 Composite Index, 15.8% MSCI EAFE Net Index, 17.6% Lehman Brothers U.S. Aggregate Bond Index, 4.6% FTSE EPRA/NAREIT Global Index, 3.2% MSCI Emerging Markets Net Index, 2.2% Lehman Brothers U.S. TIPS Index, 2.2% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.
[4]	As of 2/28/08 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.90%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 19

Schwab Target 2040 Fund

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (the underlying funds). These underlying funds include stock, bond and money market mutual funds and will be used by the funds to meet their various target asset allocations and investment styles. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. Performance of the funds thus reflects a blend of the results of their underlying funds. In general, each target year fund’s allocation to equity securities will decrease and its allocation to fixed income securities will increase as the fund approaches its target retirement date.

Schwab Target 2040 Fund (the fund) returned –11.15% for the period, underperforming the benchmark Target 2040 Composite Index, which returned –7.11%. The fund’s target allocations at the beginning of the period were 79% equity securities, 19% fixed income securities, 1% ultra-short fixed income securities, and 1% money market funds. During the period, equity and bond markets experienced price volatility as investors continued to price in events related to the subprime mortgage and credit crisis, as well as pessimistic economic outlook. The fund’s underlying holdings, primarily a blend of fixed income and equity mutual funds, were down across the board. Equity funds experienced the largest declines, with the Schwab Core Equity Fund down –10.56% and the Laudus Rosenberg International Small Capitalization Fund down –13.87%. On the fixed income side, the Schwab Total Bond Market fund was down –1.62%. Additionally, due to unusual market conditions, the Target 2040 fund moved out of its ultra-short fixed income position and increased allocations to money market funds. Relative underperformance versus the benchmark was driven by the Schwab Total Bond Market Fund and the Laudus Rosenberg International Small Capitalization Fund, which had negative contribution effects.

As of 04/30/08:

 Statistics

Number of Holdings	16
Weighted Average
Market Cap

($ x 1,000,000)	$51,018

Price/Earnings Ratio (P/E)	15.8

Price/Book Ratio (P/B)	2.4

Portfolio Turnover Rate[2]	33%

 Asset Class Weightings % of Investments

Equity Funds — Domestic	51.5%

Equity Funds — International	27.0%

Fixed-Income Funds	15.1%

Short-Term Investments	6.4%

Total	100.0%

 Top Holdings % of Net Assets1

Schwab Core Equity Fund	27.9%
Laudus International MarketMasters

Fund, Select Shares	12.8%

Schwab Total Bond Market Fund	11.8%
Schwab Global Real Estate

Fund, Select Shares	7.6%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Institutional Shares	7.1%
Schwab Dividend Equity Fund,

Select Shares	6.9%
Schwab Small-Cap Equity Fund,

Select Shares	6.2%
Laudus Mondrian Emerging Markets

Fund, Institutional Shares	3.3%
Laudus Rosenberg U.S. Discovery

Fund, Institutional Shares	3.3%
Schwab Value Advantage Money

Fund, Institutional Shares	3.1%

Total	90.0%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

20 Schwab Target Funds

 Schwab Target 2040 Fund

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Target 2040 Fund (7/1/05)	-11.15%	-7.22%	7.64%
Benchmark: Target 2040 Composite Index[3]	-7.11%	-1.91%	9.35%
Fund Category: Morningstar Target-Date 2030+	-9.61%	-3.41%	7.68%

Fund Expense Ratios4: Net 0.96%; Gross 1.08%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2040 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 54% Dow Jones Wilshire 5000 Composite Index, 17% MSCI EAFE Net Index, 15% Lehman Brothers U.S. Aggregate Bond Index, 5% FTSE EPRA/NAREIT Global Index, 3% MSCI Emerging Markets Net Index, 2% Lehman Brothers U.S. TIPS Index, 2% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.
[4]	As of 2/28/08 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.95%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 21

Schwab Retirement Income Fund

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (the underlying funds). These underlying funds include stock, bond and money market mutual funds and will be used by the funds to meet their various target asset allocations and investment styles. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. Performance of the funds thus reflects a blend of the results of their underlying funds. In general, each target year fund’s allocation to equity securities will decrease and its allocation to fixed income securities will increase as the fund approaches its target retirement date.

Schwab Retirement Income Fund (the fund) returned –5.80% during the period, underperforming the benchmark Target Income Composite Index, which gained 0.95%. The fund’s target allocations at the beginning of the period were 20% equity securities, 50% fixed income securities, 25% ultra-short fixed income securities, and 5% money market funds. During the period, the financial markets experienced liquidity and confidence issues as the collapse of the subprime mortgage market and related credit turmoil cascaded into other sectors. Correspondingly, a repricing of risk premiums and a flight to safety across all segments of the fixed income market contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals. In order to maintain liquidity, many investors were forced to sell high quality assets at depressed prices. This selling pressure occurred at the same time demand for non-U.S. Treasury securities was weakest, and as a result prices were driven down even further. Due to these unusual market conditions, the Schwab Retirement Income Fund moved out of its ultra-short bond fund position and increased allocations to money market funds. Relative underperformance was driven by the Schwab Total Bond Market Fund and the Schwab YieldPlus Fund, which were down –1.62% and –28.18% respectively.

As of 04/30/08:

 Statistics

Number of Holdings	7
Weighted Average
Market Cap

($ x 1,000,000)	$56,440

Price/Earnings Ratio (P/E)	16.0

Price/Book Ratio (P/B)	2.5

Portfolio Turnover Rate[2]	72%

 Asset Class Weightings % of Investments

Fixed-Income Funds	54.1%

Short-Term Investments	23.0%

Equity Funds — Domestic	16.9%

Equity Funds — International	6.0%

Total	100.0%

 Top Holdings % of Net Assets1

Schwab Value Advantage Money

Fund, Institutional Shares	22.9%
Schwab Premier Income Fund,

Institutional Shares	21.5%

Schwab Total Bond Market Fund	21.3%
Schwab Dividend Equity Fund,

Select Shares	16.9%
Laudus International MarketMasters

Fund, Select Shares	5.9%
Laudus Mondrian International
  Fixed Income Fund, Institutional

Shares	5.7%
Schwab Inflation Protected

Fund, Select Shares	5.5%

Total	99.7%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

22 Schwab Target Funds

 Schwab Retirement Income Fund

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Retirement Income Fund (7/1/05)	-5.80%	-3.89%	2.93%
Benchmark: Target Income Composite Index[3]	0.95%	4.32%	5.83%
Fund Category: Morningstar Conservative Allocation	-2.64%	0.38%	4.83%

Fund Expense Ratios4: Net 0.69%; Gross 0.74%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target Income Composite Index is based on a fixed asset allocation. The composite is derived using the following portion allocations: 15% Dow Jones Wilshire 5000 Composite Index, 5% MSCI EAFE Net Index, 20% Lehman Brothers U.S. Aggregate Bond Index, 20% Lehman Brothers U.S. Aggregate Intermediate Bond Index, 5% Lehman Brothers U.S. TIPS Index, 5% Citigroup Non-U.S. Dollar World Government Bond Index, and 30% Lehman Brothers U.S. Treasury Bills: 1-3 Months.
[4]	As of 2/28/08 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.59%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 23

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2007 and held through April 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/07	at 4/30/08	11/1/07 - 4/30/08

Schwab Target 2010 Fund
Actual Return	0.06%	$1,000	$906.60	$0.28
Hypothetical 5% Return	0.06%	$1,000	$1,024.57	$0.30

Schwab Target 2015 Fund[3]
Actual Return	0.05%	$1,000	$1,028.00	$0.07
Hypothetical 5% Return	0.05%	$1,000	$1,006.76	$0.07

Schwab Target 2020 Fund
Actual Return	0.04%	$1,000	$900.10	$0.19
Hypothetical 5% Return	0.04%	$1,000	$1,024.66	$0.20

Schwab Target 2025 Fund[3]
Actual Return	0.04%	$1,000	$1,037.00	$0.06
Hypothetical 5% Return	0.04%	$1,000	$1,006.78	$0.05

Schwab Target 2030 Fund
Actual Return	0.03%	$1,000	$894.30	$0.14
Hypothetical 5% Return	0.03%	$1,000	$1,024.71	$0.15

Schwab Target 2035 Fund[3]
Actual Return	0.02%	$1,000	$1,037.00	$0.03
Hypothetical 5% Return	0.02%	$1,000	$1,006.56	$0.03

Schwab Target 2040 Fund
Actual Return	0.01%	$1,000	$888.50	$0.05
Hypothetical 5% Return	0.01%	$1,000	$1,024.81	$0.05

Schwab Retirement Income Fund
Actual Return	0.10%	$1,000	$942.00	$0.48
Hypothetical 5% Return	0.10%	$1,000	$1,024.37	$0.50

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the Target Funds invest.

[2]	Except as otherwise noted, expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

[3]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 50 days of the period (from 03/12/08, commencement of operations, through 04/30/08), and divided by 366 days of the fiscal year.

24 Schwab Target Funds

Schwab Target 2010 Fund

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	7/1/05[1]–
	4/30/08*	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	12.65	11.42	10.24	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.20	0.23	0.22	0.04
Net realized and unrealized gains (losses)	(1.36)	1.24	1.13	0.20

Total from investment operations	(1.16)	1.47	1.35	0.24
Less distributions:
Distributions from net investment income	(0.38)	(0.21)	(0.17)	—
Distributions from net realized gains	(0.10)	(0.03)	—	—

Total distributions	(0.48)	(0.24)	(0.17)	—

Net asset value at end of period	11.01	12.65	11.42	10.24

Total return (%)	(9.34)[2]	13.02	13.39	2.40	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.06 [4]	0.06	0.06	0.06	[4]
Gross operating expenses[3]	0.09 [4]	0.09	0.27	0.37	[4]
Net investment income (loss)	3.62 [4]	2.10	2.12	1.51	[4]
Portfolio turnover rate	38 [2,5]	1	0 [6]	—
Net assets, end of period ($ x 1,000,000)	120	138	62	32
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 The portfolio turnover rate increased due to additional rebalancing activity of the underlying funds during the period.
6 Less than 1%.

See financial notes 25

 Schwab Target 2010 Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.2%	Other Investment Companies	116,555	119,330

99.2%	Total Investments	116,555	119,330
0.8%	Other Assets and Liabilities, Net		945

100.0%	Total Net Assets		120,275

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 99.2% of net assets

Equity Funds 56.3%
Laudus International MarketMasters Fund, Select Shares (a)	529,264	10,956
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	284,153	2,844
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares (a)	165,026	2,914
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares (a) *	153,075	2,618
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	699,153	6,775
Schwab Core Equity Fund (a)	1,417,511	25,685
Schwab Dividend Equity Fund, Select Shares (a)	476,517	6,709
Schwab Global Real Estate Fund, Select Shares (a)	515,381	4,278
Schwab Small-Cap Equity Fund, Select Shares (a) *	336,381	4,928

		67,707

Fixed-Income Funds 36.6%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	431,062	4,690
Schwab Inflation Protected Fund, Select Shares (a)	447,179	4,687
Schwab Total Bond Market Fund (a)	3,690,327	34,652

		44,029

Money Funds 6.3%
Schwab Value Advantage Money Fund, Institutional Shares (a)	7,594,086	7,594

Total Other Investment Companies (Cost $116,555)		119,330

End of Investments.

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $117,161 and the unrealized appreciation and depreciation were $4,091 and ($1,922), respectively, with a net unrealized appreciation of $2,169.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

26 See financial notes

 Schwab Target 2010 Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $116,555)		$119,330
Receivables:
Investments sold		500
Fund shares sold		570
Dividends	+	167

Total assets		120,567

Liabilities
Payables:
Investments bought		155
Due to Custodian		90
Fund shares redeemed		35
Accrued expenses	+	12

Total liabilities		292

Net Assets
Total assets		120,567
Total liabilities	−	292

Net assets		$120,275
Net Assets by Source
Capital received from investors		122,974
Distributions in excess of net investment income		(324)
Net realized capital losses		(5,150)
Net unrealized capital gains		2,775

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$120,275		10,922		$11.01

See financial notes 27

 Schwab Target 2010 Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$2,299
Interest	+	18

Total investment income		2,317

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		4,855
Net realized losses on sales of affiliated underlying funds	+	(9,986)

Net realized losses		(5,131)

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(10,255)

Expenses
Professional fees		18
Registration fees		14
Portfolio accounting fees		9
Shareholder reports		8
Trustees’ fees		4
Custodian fees	+	3

Total expenses		56
Expense reduction by adviser	−	18

Net expenses		38

Increase (Decrease) in Net Assets from Operations
Total investment income		2,317
Net expenses	−	38

Net investment income		2,279
Net realized losses		(5,131)
Net unrealized losses	+	(10,255)

Decrease in net assets from operations		($13,107)

28 See financial notes

 Schwab Target 2010 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-04/30/08	11/1/06-10/31/07
Net investment income		$2,279	$2,107
Net realized gains (losses)		(5,131)	1,292
Net unrealized gains (losses)	+	(10,255)	8,350

Increase (Decrease) in net assets from operations		(13,107)	11,749

Distributions to Shareholders
Distributions from net investment income		4,243	1,251
Distributions from net realized gains	+	1,117	165

Total distributions		$5,360	$1,416

Transactions in Fund Shares

		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		2,054	$23,442	7,558	$90,601
Shares Reinvested		438	5,033	113	1,309
Shares Redeemed	+	(2,464)	(27,501)	(2,209)	(26,511)

Net transactions in fund shares		28	$974	5,462	$65,399

Shares Outstanding and Net Assets
		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,894	$137,768	5,432	$62,036
Total increase or decrease	+	28	(17,493)	5,462	75,732

End of period		10,922	$120,275	10,894	$137,768

Distributions in excess of net investment income/
Net Investment income not yet distributed			($324)		$1,640

See financial notes 29

Schwab Target 2015 Fund

Financial Statements

Financial Highlights

	3/12/08[1]–
	4/30/08*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gains (losses)	0.27

Total from investment operations	0.28
Net asset value at end of period	10.28

Total return (%)	2.80	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.05	[4]
Gross operating expenses[3]	15.88	[4]
Net investment income (loss)	1.71	[4]
Portfolio turnover rate	—
Net assets, end of period ($ x 1,000,000)	2
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

30 See financial notes

 Schwab Target 2015 Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.9%	Other Investment Companies	1,689	1,699
1.8%	Short-Term Investment	31	31

99.7%	Total Investments	1,720	1,730
0.3%	Other Assets and Liabilities, Net		5

100.0%	Total Net Assets		1,735

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 97.9% of net assets

Equity Funds 60.6%
Laudus International MarketMasters Fund, Select Shares (a)	8,366	173
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	4,377	44
Laudus Rosenberg International Discovery Fund, Institutional Shares (a)	3,598	43
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares (a) *	2,556	44
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	10,379	101
Schwab Core Equity Fund (a)	22,141	401
Schwab Dividend Equity Fund, Select Shares (a)	7,109	100
Schwab Global Real Estate Fund, Select Shares (a)	7,541	63
Schwab Small-Cap Equity Fund, Select Shares (a) *	5,689	83

		1,052

Fixed-Income Funds 33.4%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	5,401	59

Schwab Inflation Protected Fund, Select Shares (a)	5,642	59
Schwab Total Bond Market Fund (a)	49,088	461

		579

Money Funds 3.9%
Schwab Value Advantage Money Fund, Institutional Shares (a)	68,344	68

Total Other Investment Companies (Cost $1,689)		1,699

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.8% of net assets

Commercial Paper & Other Obligations 1.8%
Brown Brothers Harriman & Co., Grand Cayman Time Deposit
2.09%, 05/01/08	31	31

Total Short-Term Investment(Cost $31)		31

End of Investments.

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $1,720 and the unrealized appreciation and depreciation were $12 and ($2), respectively, with a net unrealized appreciation of $10.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 31

 Schwab Target 2015 Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $1,689)		$1,699
Investments in unaffiliated issuers, at value (cost $31)	+	31

Total investments, at value (cost $1,720)		1,730
Receivables:
Fund shares sold		13
Dividends		1
Due from investment adviser	+	1

Total assets		1,745

Liabilities
Payables:
Investments bought		1
Trustees’ fees		1
Accrued expenses	+	8

Total liabilities		10

Net Assets
Total assets		1,745
Total liabilities	−	10

Net assets		$1,735
Net Assets by Source
Capital received from investors		1,724
Net investment income not yet distributed		1
Net unrealized capital gains		10

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$1,735		169		$10.28	*

*	Due to rounding, net assets divided by shares outstanding does not equal net asset value per share.

32 See financial notes

 Schwab Target 2015 Fund

Statement of
Operations
For March 12, 2008* through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$1

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		10

Expenses
Professional fees		4
Registration fees		3
Portfolio accounting fees		1
Shareholder reports		1
Trustees’ fees		1
Custodian fees	+	1

Total expenses		11
Expense reduction by adviser	−	11

Net expenses		–

Increase (Decrease) in Net Assets from Operations
Net investment income		1
Net unrealized gains	+	10

Increase in net assets from operations		$11

*	Commencement of operations.

See financial notes 33

 Schwab Target 2015 Fund

Statements of
Changes in Net Assets
For the current report period; unaudited. All numbers x 1,000.

Operations

		3/12/08*-4/30/08
Net investment income		$1
Net unrealized gains	+	10

Increase in net assets from operations		$11

Transactions in Fund Shares

		3/12/08*-4/30/08
		SHARES	VALUE
Shares Sold		172	$1,757
Shares Redeemed	+	(3)	(33)

Net transactions in fund shares		169	$1,724

Shares Outstanding and Net Assets
		3/12/08*-4/30/08
		SHARES	NET ASSETS
Beginning of period		–	$–
Total increase	+	169	1,735

End of period		169	$1,735

Net investment income not yet distributed			$1

*	Commencement of operations.

34 See financial notes

Schwab Target 2020 Fund

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	7/1/05[1]–
	4/30/08*	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	12.88	11.56	10.28	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.21	0.21	0.21	0.04
Net realized and unrealized gains (losses)	(1.47)	1.33	1.25	0.24

Total from investment operations	(1.26)	1.54	1.46	0.28
Less distributions:
Distributions from net investment income	(0.38)	(0.19)	(0.18)	—
Distributions from net realized gains	(0.10)	(0.03)	—	—

Total distributions	(0.48)	(0.22)	(0.18)	—

Net asset value at end of period	11.14	12.88	11.56	10.28

Total return (%)	(9.99)[2]	13.47	14.36	2.80	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.04 [4]	0.04	0.04	0.04	[4]
Gross operating expenses[3]	0.06 [4]	0.07	0.22	0.36	[4]
Net investment income (loss)	3.52 [4]	1.84	1.84	1.29	[4]
Portfolio turnover rate	29 [2,5]	—	—	—
Net assets, end of period ($ x 1,000,000)	218	225	84	35
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 The portfolio turnover rate increased due to additional rebalancing activity of the underlying funds during the period.

See financial notes 35

 Schwab Target 2020 Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.3%	Other Investment Companies	208,746	212,067
2.7%	Short-Term Investment	5,708	5,708

100.0%	Total Investments	214,454	217,775
0.0%	Other Assets and Liabilities, Net		102

100.0%	Total Net Assets		217,877

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 97.3% of net assets

Equity Funds 65.1%
Laudus International MarketMasters Fund, Select Shares (a)	1,083,664	22,432
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	581,763	5,824
Laudus Rosenberg International Discovery Fund, Institutional Shares (a)	44,834	542
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares (a)	294,855	5,207
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares (a) *	324,865	5,555
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	1,382,380	13,395
Schwab Core Equity Fund (a)	2,922,095	52,948
Schwab Dividend Equity Fund, Select Shares (a)	970,554	13,665
Schwab Global Real Estate Fund, Select Shares (a)	1,500,446	12,454
Schwab Small-Cap Equity Fund, Select Shares (a) *	672,043	9,845

		141,867

Fixed-Income Funds 29.5%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	615,320	6,695
Schwab Inflation Protected Fund, Select Shares (a)	634,433	6,649
Schwab Total Bond Market Fund (a)	5,425,193	50,943

		64,287

Money Funds 2.7%
Schwab Value Advantage Money Fund, Institutional Shares (a)	5,913,490	5,913

Total Other Investment Companies (Cost $208,746)		212,067

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 2.7% of net assets

Commercial Paper & Other Obligations 2.7%
Wells Fargo, Grand Cayman Time Deposit
2.09%, 05/01/08	5,708	5,708

Total Short-Term Investment (Cost $5,708)		5,708

End of Investments.

(All dollar amounts x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $217,247 and the unrealized appreciation and depreciation were $3,942 and ($3,414), respectively, with a net unrealized appreciation of $528.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

36 See financial notes

 Schwab Target 2020 Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $208,746)		$212,067
Investments in unaffiliated issuers, at value (cost $5,708)	+	5,708

Total Investments, at value (cost $214,454)		217,775
Receivables:
Fund shares sold		301
Dividends		234
Due from investment adviser	+	1

Total assets		218,311
‘

Liabilities
Payables:
Investments bought		225
Fund shares redeemed		200
Accrued expenses	+	9

Total liabilities		434

Net Assets
Total assets		218,311
Total liabilities	−	434

Net assets		$217,877
Net Assets by Source
Capital received from investors		225,327
Distributions in excess of net investment income		(852)
Net realized capital losses		(9,919)
Net unrealized capital gains		3,321

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$217,877		19,552		$11.14

See financial notes 37

 Schwab Target 2020 Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$3,710
Interest	+	51

Total investment income		3,761

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		8,699
Net realized losses on sales of affiliated underlying funds	+	(18,617)

Net realized losses		(9,918)

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(16,451)

Expenses
Professional fees		17
Registration fees		17
Shareholder reports		15
Portfolio accounting fees		10
Trustees’ fees		4
Custodian fees		4
Other expenses	+	1

Total expenses		68
Expense reduction by adviser	−	26

Net expenses		42

Increase (Decrease) in Net Assets from Operations
Total investment income		3,761
Net expenses	−	42

Net investment income		3,719
Net realized losses		(9,918)
Net unrealized losses	+	(16,451)

Decrease in net assets from operations		($22,650)

38 See financial notes

 Schwab Target 2020 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-04/30/08	11/1/06-10/31/07
Net investment income		$3,719	$2,845
Net realized gains (losses)		(9,918)	2,089
Net unrealized gains (losses)	+	(16,451)	13,464

Increase (Decrease) in net assets from operations		(22,650)	18,398

Distributions to shareholders
Distributions from net investment income		6,771	1,577
Distributions from net realized gains	+	1,775	231

Total distributions		$8,546	$1,808

Transactions in Fund Shares

		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		4,044	$45,923	12,465	$152,246
Shares Reinvested		716	8,346	150	1,758
Shares Redeemed	+	(2,641)	(29,723)	(2,418)	(29,709)

Net transactions in fund shares		2,119	$24,546	10,197	$124,295

Shares Outstanding and Net Assets
		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,433	$224,527	7,236	$83,642
Total increase or decrease	+	2,119	(6,650)	10,197	140,885

End of period		19,552	$217,877	17,433	$224,527

Distribution in excess of net investment income/
Net investment income not yet distributed			($852)		$2,200

See financial notes 39

Schwab Target 2025 Fund

Financial Statements

Financial Highlights

	3/12/08[1]–
	4/30/08*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gains (losses)	0.36

Total from investment operations	0.37
Net asset value at end of period	10.37

Total return (%)	3.70	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.04	[4]
Gross operating expenses[3]	8.59	[4]
Net investment income (loss)	1.58	[4]
Portfolio turnover rate	—
Net assets, end of period ($ x 1,000,000)	3
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

40 See financial notes

 Schwab Target 2025 Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

94.8%		Other Investment Companies	2,686	2,713
10.4%		Short-Term Investments	298	298

105.2%		Total Investments	2,984	3,011
(5	.2)%	Other Assets and Liabilities, Net		(149)

100.0%		Total Net Assets		2,862

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 94.8% of net assets

Equity Funds 66.5%
Laudus International MarketMasters Fund, Select Shares (a)	15,199	315
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	7,963	80
Laudus Rosenberg International Discovery Fund, Institutional Shares (a)	6,535	79
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares (a) *	4,458	76
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	19,025	184
Schwab Core Equity Fund (a)	40,374	732
Schwab Dividend Equity Fund, Select Shares (a)	12,965	182
Schwab Global Real Estate Fund, Select Shares (a)	13,154	109
Schwab Small-Cap Equity Fund, Select Shares (a) *	9,882	145

		1,902

Fixed-Income Funds 26.4%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	7,105	77
Schwab Inflation Protected Fund, Select Shares (a)	7,422	78
Schwab Total Bond Market Fund (a)	64,066	602

		757

Money Funds 1.9%
Schwab Value Advantage Money Fund, Institutional Shares (a)	54,349	54

Total Other Investment Companies (Cost $2,686)		2,713

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 10.4% of net assets

Commercial Paper & Other Obligations 10.4%
Brown Brothers Harriman & Co., Grand Cayman Time Deposit
2.09%, 05/01/08	258	258
Citibank, London Time Deposit
2.09%, 05/01/08	20	20
Wells Fargo, Grand Cayman Time Deposit
2.09%, 05/01/08	20	20

Total Short-Term Investments (Cost $298)		298

End of Investments.

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $2,984 and the unrealized appreciation and depreciation were $31 and ($4), respectively, with a net unrealized appreciation of $27.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 41

 Schwab Target 2025 Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $2,686)		$2,713
Investments in unaffiliated issuers, at value (cost $298)	+	298

Total Investments, at value (cost $2,984)		3,011
Receivables:
Fund shares sold		132
Dividends		1
Due from investment adviser	+	1

Total assets		3,145

Liabilities
Payables:
Investments bought		273
Trustees’ fees		1
Accrued expenses	+	9

Total liabilities		283

Net Assets
Total assets		3,145
Total liabilities	−	283

Net assets		$2,862
Net Assets by Source
Capital received from investors		2,833
Net investment income not yet distributed		2
Net unrealized capital gains		27

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$2,862		276		$10.37

42 See financial notes

 Schwab Target 2025 Fund

Statement of
Operations
For March 12, 2008* through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$2

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		27

Expenses
Professional fees		4
Registration fees		4
Shareholder reports		1
Portfolio accounting fees		1
Trustees’ fees	+	1

Total expenses		11
Expense reduction by adviser	−	11

Net expenses		–

Increase (Decrease) in Net Assets from Operations
Net investment income		2
Net unrealized gains	+	27

Increase in net assets from operations		29

*	Commencement of operations.

See financial notes 43

 Schwab Target 2025 Fund

Statements of
Changes in Net Assets
For the current report period; unaudited. All numbers x 1,000.

Operations

		3/12/08*-4/30/08
Net investment income		$2
Net unrealized gains	+	27

Increase in net assets from operations		$29

Transactions in Fund Shares

		3/12/08*-4/30/08
		SHARES	VALUE
Shares Sold		277	$2,847
Shares Redeemed	+	(1)	(14)

Net transactions in fund shares		276	$2,833

Shares Outstanding and Net Assets
		3/12/08*-4/30/08
		SHARES	NET ASSETS
Beginning of period		–	$–
Total increase	+	276	2,862

End of period		276	$2,862

Net investment income not yet distributed			$2

*	Commencement of operations.

44 See financial notes

Schwab Target 2030 Fund

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	7/1/05[1]–
	4/30/08*	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	13.15	11.67	10.31	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.20	0.18	0.19	0.03
Net realized and unrealized gains (losses)	(1.57)	1.48	1.34	0.28

Total from investment operations	(1.37)	1.66	1.53	0.31
Less distributions:
Distributions from net income	(0.35)	(0.16)	(0.17)	—
Distributions from net realized gains	(0.10)	(0.02)	—	—

Total distributions	(0.45)	(0.18)	(0.17)	—

Net asset value at end of period	11.33	13.15	11.67	10.31

Total return (%)	(10.57)[2]	14.45	14.99	3.10	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.03 [4]	0.03	0.03	0.03	[4]
Gross operating expenses[3]	0.08 [4]	0.09	0.32	0.58	[4]
Net investment income (loss)	3.19 [4]	1.50	1.54	1.05	[4]
Portfolio turnover rate	27 [2,5]	—	—	—
Net assets, end of period ($ x 1,000,000)	168	162	56	19
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 The portfolio turnover rate increased due to additional rebalancing activity of the underlying funds during the period.

See financial notes 45

 Schwab Target 2030 Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.0%	Other Investment Companies	161,407	162,863
2.9%	Short-Term Investments	4,883	4,883

99.9%	Total Investments	166,290	167,746
0.1%	Other Assets and Liabilities, Net		233

100.0%	Total Net Assets		167,979

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 97.0% of net assets

Equity Funds 71.2%
Laudus International MarketMasters Fund, Select Shares (a)	899,489	18,619
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	496,147	4,967
Laudus Rosenberg International Discovery Fund, Institutional Shares (a)	46,133	557
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares (a)	245,730	4,340
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares (a) *	304,906	5,214
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	1,108,698	10,743
Schwab Core Equity Fund (a)	2,349,785	42,578
Schwab Dividend Equity Fund, Select Shares (a)	742,557	10,455
Schwab Global Real Estate Fund, Select Shares (a)	1,508,431	12,520
Schwab Small-Cap Equity Fund, Select Shares (a) *	655,805	9,608

		119,601

Fixed-Income Funds 23.3%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	349,629	3,804
Schwab Inflation Protected Fund, Select Shares (a)	355,275	3,723
Schwab Total Bond Market Fund (a)	3,358,425	31,536

		39,063

Money Funds 2.5%
Schwab Value Advantage Money Fund, Institutional Shares (a)	4,198,982	4,199

Total Other Investment Companies (Cost $161,407)		162,863

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 2.9% of net assets

Commercial Paper & Other Obligations 2.9%
Wachovia, London Time Deposit
2.09%, 05/01/08	4,780	4,780
Wells Fargo, Grand Cayman Time Deposit
2.09%, 05/01/08	103	103

Total Short-Term Investments (Cost $4,883)		4,883

End of Investments.

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $168,492 and the unrealized appreciation and depreciation were $1,774 and ($2,520), respectively, with a net unrealized depreciation of ($746).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

46 See financial notes

 Schwab Target 2030 Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $161,407)		$162,863
Investments in unaffiliated issuers, at value (cost $4,883)	+	4,883

Total investments, at value (cost $166,290)		167,746
Receivables:
Fund shares sold		340
Dividends		144
Due from investment adviser	+	1

Total assets		168,231

Liabilities
Payables:
Investments bought		137
Fund shares redeemed		109
Accrued expenses	+	6

Total liabilities		252

Net Assets
Total assets		168,231
Total liabilities	−	252

Net assets		$167,979
Net Assets by Source
Capital received from investors		173,724
Distributions in excess of net investment income		(840)
Net realized capital losses		(6,361)
Net unrealized capital gains		1,456

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$167,979		14,824		$11.33

See financial notes 47

 Schwab Target 2030 Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$2,486
Interest	+	51

Total investment income		2,537

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		6,819
Net realized losses on sales of affiliated underlying funds	+	(13,179)

Net realized losses		(6,360)

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(13,603)

Expenses
Professional fees		18
Shareholder reports		15
Registration fees		12
Portfolio accounting fees		9
Trustees’ fees		3
Custodian fees		3
Other expenses	+	1

Total expenses		61
Expense reduction by adviser	−	37

Net expenses		24

Increase (Decrease) in Net Assets from Operations
Total investment income		2,537
Net expenses	−	24

Net investment income		2,513
Net realized losses		(6,360)
Net unrealized losses	+	(13,603)

Decrease in net assets from operations		($17,450)

48 See financial notes

 Schwab Target 2030 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-04/30/08	11/1/06-10/31/07
Net investment income		$2,513	$1,639
Net realized gains (losses)		(6,360)	1,486
Net unrealized gains (losses)	+	(13,603)	10,815

Increase (Decrease) in net assets from operations		(17,450)	13,940

Distributions to Shareholders
Distributions from net investment income		4,582	895
Distributions from net realized gains	+	1,299	133

Total distributions		$5,881	$1,028

Transactions in Fund Shares

		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		3,542	$40,942	9,098	$112,933
Shares Reinvested		483	5,740	83	990
Shares Redeemed	+	(1,539)	(17,650)	(1,634)	(20,477)

Net transactions in fund shares		2,486	$29,032	7,547	$93,446

Shares Outstanding and Net Assets
		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,338	$162,278	4,791	$55,920
Total increase	+	2,486	5,701	7,547	106,358

End of period		14,824	$167,979	12,338	$162,278

Distributions in excess of net investment income/
Net investment income not yet distributed			($840)		$1,229

See financial notes 49

Schwab Target 2035 Fund

Financial Statements

Financial Highlights

	3/12/08[1]–
	4/30/08*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gains (losses)	0.36

Total from investment operations	0.37
Net asset value at end of period	10.37

Total return (%)	3.70	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	.02	[4]
Gross operating expenses[3]	11.31	[4]
Net investment income (loss)	1.17	[4]
Portfolio turnover rate	1	[2]
Net assets, end of period ($ x 1,000,000)	2
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

50 See financial notes

 Schwab Target 2035 Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

95.5%	Other Investment Companies	1,807	1,831
3.7%	Short-Term Investment	70	70

99.2%	Total Investments	1,877	1,901
0.8%	Other Assets and Liabilities, Net		16

100.0%	Total Net Assets		1,917

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 95.5% of net assets

Equity Funds 73.6%
Laudus International MarketMasters Fund, Select Shares (a)	11,386	236
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	6,016	60
Laudus Rosenberg International Discovery Fund, Institutional Shares (a)	4,939	60
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares (a) *	3,511	60
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	13,745	133
Schwab Core Equity Fund (a)	29,221	529
Schwab Dividend Equity Fund, Select Shares (a)	9,431	133
Schwab Global Real Estate Fund, Select Shares (a)	10,380	86
Schwab Small-Cap Equity Fund, Select Shares (a) *	7,785	114

		1,411

Fixed-Income Funds 20.0%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	3,625	39
Schwab Inflation Protected Fund, Select Shares (a)	3,791	40
Schwab Total Bond Market Fund (a)	32,394	304

		383

Money Funds 1.9%
Schwab Value Advantage Money Fund, Institutional Shares (a)	36,718	37

Total Other Investment Companies (Cost $1,807)		1,831

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 3.7% of net assets

Commercial Paper & Other Obligations 3.7%
Brown Brothers Harriman & Co., Grand Cayman Time Deposit
2.09%, 05/01/08	70	70

Total Short-Term Investment (Cost $70)		70

End of Investments.

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $1,877 and the unrealized appreciation and depreciation were $26 and ($2), respectively, with a net unrealized appreciation of $24.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 51

 Schwab Target 2035 Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $1,807)		$1,831
Investments in unaffiliated issuers, at value (cost $70)		70

Total Investments, at value (cost $1,877)		1,901
Receivables:
Fund shares sold		24
Dividends		1
Due from investment adviser	+	1

Total assets		1,927

Liabilities
Payables:
Investments bought		1
Trustees’ fees		1
Accrued expenses	+	8

Total liabilities		10

Net Assets
Total assets		1,927
Total liabilities	−	10

Net assets		$1,917
Net Assets by Source
Capital received from investors		1,892
Net investment income not yet distributed		1
Net unrealized capital gains		24

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$1,917		185		$10.37	*

*	Due to rounding, net assets divided by shares outstanding does not equal net asset value.

52 See financial notes

 Schwab Target 2035 Fund

Statement of
Operations
For March 12, 2008* through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$1

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		24

Expenses
Professional fees		4
Registration fees		3
Shareholder reports		1
Portfolio accounting fees		1
Trustees’ fees		1
Custodian fees	+	1

Total expenses		11
Expense reduction by adviser	−	11

Net expenses		–

Increase (Decrease) in Net Assets from Operations
Net investment income		1
Net unrealized gains	+	24

Increase in net assets from operations		$25

*	Commencement of operations.

See financial notes 53

 Schwab Target 2035 Fund

Statements of
Changes in Net Assets
For the current report period; unaudited. All numbers x 1,000.

Operations

		3/12/08*-4/30/08
Net investment income		$1
Net unrealized gains	+	24

Increase in net assets from operations		$25

Transactions in Fund Shares

		3/12/08*-4/30/08
		SHARES	VALUE
Shares Sold		191	$1,957
Shares Redeemed	+	(6)	(65)

Net transactions in fund shares		185	$1,892

Shares Outstanding and Net Assets
		3/12/08*-4/30/08
		SHARES	NET ASSETS
Beginning of period		–	$–
Total increase	+	185	1,917

End of period		185	$1,917

Net investment income not yet distributed			$1

*	Commencement of operations.

54 See financial notes

Schwab Target 2040 Fund

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	7/1/05[1]–
	4/30/08*	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	13.45	11.83	10.36	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.21	0.17	0.19	0.02
Net realized and unrealized gains (losses)	(1.69)	1.62	1.45	0.34

Total from investment operations	(1.48)	1.79	1.64	0.36
Less distributions:
Distributions from net investment income	(0.36)	(0.15)	(0.17)	—
Distributions from net realized gains	(0.09)	(0.02)	—	—

Total distributions	(0.45)	(0.17)	(0.17)	—

Net asset value at end of period	11.52	13.45	11.83	10.36

Total return (%)	(11.15)[2]	15.32	16.06	3.60	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.01 [4]	0.01	0.01	0.01	[4]
Gross operating expenses[3]	0.11 [4]	0.13	0.48	1.10	[4]
Net investment income (loss)	3.27 [4]	1.19	1.26	0.80	[4]
Portfolio turnover rate	33 [2,5]	—	1	—
Net assets, end of period ($ x 1,000,000)	122	118	34	9
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 The portfolio turnover rate increased due to additional rebalancing activity of the underlying funds during the period.

See financial notes 55

 Schwab Target 2040 Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.5%	Other Investment Companies	116,010	117,442
3.4%	Short-Term Investments	4,117	4,117

99.9%	Total Investments	120,127	121,559
0.1%	Other Assets and Liabilities, Net		152

100.0%	Total Net Assets		121,711

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 96.5% of net assets

Equity Funds 78.4%
Laudus International MarketMasters Fund, Select Shares (a)	752,303	15,573
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	403,402	4,038
Laudus Rosenberg International Discovery Fund, Institutional Shares (a)	63,963	773
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares (a)	181,787	3,210
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares (a) *	234,361	4,008
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	892,377	8,647
Schwab Core Equity Fund (a)	1,875,391	33,982
Schwab Dividend Equity Fund, Select Shares (a)	597,945	8,419
Schwab Global Real Estate Fund, Select Shares (a)	1,108,217	9,198
Schwab Small-Cap Equity Fund, Select Shares (a) *	516,052	7,560

		95,408

Fixed-Income Funds 15.0%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	185,271	2,016
Schwab Inflation Protected Fund, Select Shares (a)	188,516	1,975
Schwab Total Bond Market Fund (a)	1,524,036	14,311

		18,302

Money Funds 3.1%
Schwab Value Advantage Money Fund, Institutional Shares (a)	3,731,819	3,732

Total Other Investment Companies (Cost $116,010)		117,442

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 3.4% of net assets

Commercial Paper & Other Obligations 3.4%
Citibank, London Time Deposit
2.09%, 05/01/08	707	707
Wells Fargo, Grand Cayman Time Deposit
2.09%, 05/01/08	3,410	3,410

Total Short-Term Investments (Cost $4,117)		4,117

End of Investments.

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $121,723, and the unrealized appreciation and depreciation were $1,073 and ($1,237), respectively, with a net unrealized depreciation of ($164).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

56 See financial notes

 Schwab Target 2040 Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $116,010)		$117,442
Investments in unaffiliated issuers, at value (cost $4,117)	+	4,117

Total Investments, at value (cost $120,127)		121,559
Receivables:
Fund shares sold		215
Dividends		69
Due from investment adviser	+	1

Total assets		121,844

Liabilities
Payables:
Investments bought		64
Fund shares redeemed		62
Accrued expenses	+	7

Total liabilities		133

Net Assets
Total assets		121,844
Total liabilities	−	133

Net assets		$121,711
Net Assets by Source
Capital received from investors		127,220
Distributions in excess of net investment income		(813)
Net realized capital losses		(6,128)
Net unrealized capital gains		1,432

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$121,711		10,561		$11.52

See financial notes 57

 Schwab Target 2040 Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$1,798
Interest	+	45

Total investment income		1,843

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		5,193
Net realized losses on sales of affiliated underlying funds	+	(11,320)

Net realized losses		(6,127)

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(8,929)

Expenses
Professional fees		18
Shareholder reports		17
Registration fees		11
Portfolio accounting fees		9
Trustees’ fees		3
Custodian fees	+	3

Total expenses		61
Expense reduction by adviser	−	55

Net expenses		6

Increase (Decrease) in Net Assets from Operations
Total investment income		1,843
Net expenses	−	6

Net investment income		1,837
Net realized losses		(6,127)
Net unrealized losses	+	(8,929)

Decrease in net assets from operations		($13,219)

58 See financial notes

 Schwab Target 2040 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-4/30/08	11/1/06-10/31/07
Net investment income		$1,837	$871
Net realized gains (losses)		(6,127)	979
Net unrealized gains (losses)	+	(8,929)	7,922

Increase (Decrease) in net assets from operations		(13,219)	9,772

Distributions to Shareholders
Distributions from net investment income		3,281	487
Distributions from net realized gains	+	851	75

Total distributions		$4,132	$562

Transactions in Fund Shares

		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		2,894	$33,891	7,271	$92,343
Shares Reinvested		336	4,043	45	547
Shares Redeemed	+	(1,453)	(17,035)	(1,381)	(17,633)

Net transactions in fund shares		1,777	$20,899	5,935	$75,257

Shares Outstanding and Net Assets
		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,784	$118,163	2,849	$33,696
Total increase	+	1,777	3,548	5,935	84,467

End of period		10,561	$121,711	8,784	$118,163

Distributions in excess of net investment income/
net investment income not yet distributed			($813)		$631

See financial notes 59

Schwab Retirement Income Fund

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	7/1/05[1]–
	4/30/08*	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	10.44	10.19	9.90	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.21	0.45	0.41	0.11
Net realized and unrealized gains (losses)	(0.80)	0.25	0.32	(0.09)

Total from investment operations	(0.59)	0.70	0.73	0.02
Less distributions:
Distributions from net investment income	(0.23)	(0.45)	(0.41)	(0.12)
Distributions from net realized gains	(0.04)	—	(0.03)	—

Total distributions	(0.27)	(0.45)	(0.44)	(0.12)

Net asset value at end of period	9.58	10.44	10.19	9.90

Total return (%)	(5.80)[2]	6.98	7.52	0.16	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.10 [4]	0.10	0.10	0.10	[4]
Gross operating expenses[3]	0.13 [4]	0.15	0.36	0.64	[4]
Net investment income (loss)	4.29 [4]	4.43	4.20	3.40	[4]
Portfolio turnover rate	72 [2,5]	—	1	—
Net assets, end of period ($ x 1,000,000)	66	68	36	14
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 The portfolio turnover rate increased due to additional rebalancing activity of the underlying funds during the period.

60 See financial notes

 Schwab Retirement Income Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.6%	Other Investment Companies	65,820	65,773

99.6%	Total Investments	65,820	65,773
0.4%	Other Assets and Liabilities, Net		292

100.0%	Total Net Assets		66,065

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 99.6% of net assets

Equity Funds 22.8%
Laudus International MarketMasters Fund, Select Shares (a)	190,091	3,935
Schwab Dividend Equity Fund, Select Shares (a)	791,200	11,140

		15,075

Fixed-Income Funds 53.9%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	343,287	3,735
Schwab Inflation Protected Fund, Select Shares (a)	343,545	3,600
Schwab Premier Income Fund, Institutional Shares (a)	1,409,978	14,198
Schwab Total Bond Market Fund (a)	1,496,885	14,056

		35,589

Money Funds 22.9%
Schwab Value Advantage Money Fund, Institutional Shares (a)	15,108,723	15,109

Total Other Investment Companies (Cost $65,820)		65,773

End of Investments.

(All dollar amounts are x 1,000)

At 04/30/08, the tax basis cost of the fund’s investments was $65,828, and the unrealized appreciation and depreciation were $589 and ($644), respectively, with a net unrealized depreciation of ($55).

(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 61

 Schwab Retirement Income Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, in affiliated underlying funds, at value (cost $65,820)		$65,773
Receivables:
Investments sold		250
Dividends		157
Fund shares sold	+	123

Total assets		66,303

Liabilities
Payables:
Investments bought		139
Distributions to shareholders		47
Fund shares redeemed		13
Due to custodian		30
Accrued expenses	+	9

Total liabilities		238

Net Assets
Total assets		66,303
Total liabilities	−	238

Net assets		$66,065
Net Assets by Source
Capital received from investors		70,514
Distributions in excess of net investment income		(86)
Net realized capital losses		(4,316)
Net unrealized capital losses		(47)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$66,065		6,898		$9.58

62 See financial notes

 Schwab Retirement Income Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$1,528
Interest	+	24

Total Investment Income		1,552

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		345
Net realized losses on sales of affiliated underlying funds	+	(4,656)

Net realized losses		(4,311)

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(1,498)

Expenses
Professional fees		18
Registration fees		10
Portfolio accounting fees		8
Shareholder reports		4
Trustees’ fees		3
Custodian fees	+	2

Total expenses		45
Expense reduction by adviser	−	10

Net expenses		35

Increase (Decrease) in Net Assets from Operations
Total investment income		1,552
Net expenses	−	35

Net investment income		1,517
Net realized losses		(4,311)
Net unrealized losses	+	(1,498)

Decrease in net assets from operations		($4,292)

See financial notes 63

 Schwab Retirement Income Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07 -04/30/08	11/01/06 -10/31/07
Net investment income		$1,517	$2,378
Net realized gains (losses)		(4,311)	269
Net unrealized gains (losses)	+	(1,498)	739

Increase (Decrease) in net assets from operations		(4,292)	3,386

Distributions to Shareholders
Distributions from net investment income		1,603	2,382
Distributions from net realized gains	+	270	—

Total distributions		$1,873	$2,382

Transactions in Fund Shares

		11/1/07 -04/30/08		11/01/05 - 10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		2,246	$22,732	4,894	$50,795
Shares Reinvested		138	1,382	158	1,636
Shares Redeemed	+	(2,023)	(20,100)	(2,088)	(21,641)

Net transactions in fund shares		361	$4,014	2,964	$30,790

Shares Outstanding and Net Assets
		11/1/07 -04/30/08		11/01/05 - 10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,537	$68,216	3,573	$36,422
Total increase or decrease	+	361	(2,151)	2,964	31,794

End of period		6,898	$66,065	6,537	$68,216

Distributions in excess of net investment income			(86)		$–

64 See financial notes

 Schwab Target Funds

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund (formerly Schwab Viewpoints Fund)
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund–Moderate Payout
Schwab Monthly Income Fund–Enhanced Payout
Schwab Monthly Income Fund–Maximum Payout

The Schwab Target Funds are “fund of funds”. Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab Funds and Laudus Funds (underlying funds) in accordance with its target portfolio allocation. Each fund bears its share of the allocable expenses of the underlying funds in which they invest. The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements.

The funds offer one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Schwab Target 2015 Fund, Schwab Target 2025 Fund and Schwab Target 2035 Fund commenced operations on March 12, 2008.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports.

(a) Security Valuation:

The funds value the investments in underlying funds every business day. The funds use the following policies to value these investments:

•	Underlying funds: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

 65

 Schwab Target Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions.

(d) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year, except for the Retirement Income Fund, which makes income distributions monthly.

(f) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(i) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 -— Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. A fund with a fiscal year ending October 31 will implement FIN 48 no later than April 30, 2008, and it will apply to all open tax years. As of April 30, 2008, management has reviewed the tax provisions for open tax years (October 31, 2004, through October 31, 2007), for Schwab Target 2010 Fund, Schwab Target 2020 Fund, Schwab Target 2030 Fund, Schwab Target 2040 Fund and Schwab Retirement Income Fund, and determined that no provision for income tax is required in the funds’ financial statements. The Schwab Target 2015 Fund, Schwab Target 2025 Fund and Schwab Target 2035 Fund implemented FIN 48 upon inception, and management has determined that there is no impact to the funds’ financial statements at this time.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe

66

 Schwab Target Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the Financial Accounting Standards board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

The underlying funds pay fees to the investment adviser for advisory and administrative services and to Schwab for transfer agent and shareholder services. The funds are not charged such fees directly. These fees are included in the net asset value of the underlying funds.

CSIM and Schwab have made agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2009, as follows:

Target 2010 Fund	0.06%
Target 2015 Fund	0.05%
Target 2020 Fund	0.04%
Target 2025 Fund	0.04%
Target 2030 Fund	0.03%
Target 2035 Fund	0.02%
Target 2040 Fund	0.01%
Retirement Income Fund	0.10%

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

 67

 Schwab Target Funds

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2008, the percentages of shares of other related funds owned by each Target fund are:

	Target	Target		Target	Target		Target	Target		Target
	2010	2015		2020	2025		2030	2035		2040	Retirement
	Fund	Fund		Fund	Fund		Fund	Fund		Fund	Income Fund

Schwab Active Equity Funds:
Core Equity Fund	1.3%	—	*	2.6%	—	*	2.1%	—	*	1.7%	—
Dividend Equity Fund	0.4%	—	*	0.8%	—	*	0.6%	—	*	0.5%	0.6%
Small-Cap Equity Fund	1.3%	—	*	2.6%	—	*	2.6%	—	*	2.0%	—
Laudus MarketMasters Funds:
International MarketMasters Fund	0.4%	—	*	0.8%	—	*	0.6%	—	*	0.5%	0.1%
Laudus Rosenberg Funds:
U.S. Large Capitalization Growth Fund	11.6%	0.2%		22.9%	0.3%		18.4%	0.2%		14.8%	—
U.S. Discovery Fund	0.3%	—	*	0.7%	—	*	0.7%	—	*	0.5%	—
International Discovery Fund	—	—	*	0.2%	—	*	0.2%	—	*	0.3%	—
International Small Capitalization Fund	0.3%	—		0.5%	—		0.4%	—		0.3%	—
Mondrian Emerging Markets Fund	11.0%	0.2%		22.5%	0.3%		19.2%	0.2%		15.6%	—
Mondrian International Fixed Income Fund	4.7%	0.1%		6.8%	0.1%		3.8%	0.0%		2.0%	3.8%
Schwab Bond Funds:
Premier Income Fund	—	—		—	—		—	—		—	5.4%
Total Bond Market Fund	2.3%	—	*	3.4%	—	*	2.1%	—	*	1.0%	0.9%
Inflation Protected Fund	1.6%	—	*	2.2%	—	*	1.2%	—	*	0.7%	1.2%
Global Real Estate Fund	1.8%	—	*	5.4%	—	*	5.4%	—	*	4.0%	—
Schwab Money Funds:
Value Advantage Money Fund	— *	—	*	— *	—	*	— *	—	*	— *	— *

* Less than 0.1%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

4. Board of Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

5. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has overdraft facilities with the custodian and uncommitted line of credit arrangements of $150 million with State Street Corporation, $100 million with Bank of America, N.A. and $50 million with Brown Brothers Harriman. The funds pay interest

68

 Schwab Target Funds

Financial Notes, unaudited (continued)

5. Borrowing from Banks (continued):

on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period.

6.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended April 30, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Target 2010 Fund	$53,303	$47,452
Target 2015 Fund	1,689	—
Target 2020 Fund	91,967	60,990
Target 2025 Fund	2,686	—
Target 2030 Fund	76,547	42,893
Target 2035 Fund	1,813	6
Target 2040 Fund	64,733	37,138
Retirement Income Fund	56,932	49,753

7.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The funds charge 2.00% redemption fees on shares held less than 30 days. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal year are:

	Current Period		Prior Period
	(11/01/07–04/30/08)		(11/01/06–10/31/07)

Target 2010 Fund	$8		$10
Target 2015 Fund	—	*	—
Target 2020 Fund	9		25
Target 2025 Fund	—	*	—
Target 2030 Fund	6		11
Target 2035 Fund	—	*	—
Target 2040 Fund	8		14
Retirement Income Fund	—		—

*  Less than $500.

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2007, the fund had no capital loss carry forward available to offset net capital gains before the expiration dates.

For tax purposes, capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. Also for tax purposes, realized capital losses occurring after October 31 may be deferred and treated as occurring on the first day of the following year. As of October 31, 2007, the fund had no aggregate deferred realized net capital losses.

 69

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) called and held a meeting on November 12, 2007, in part, for the purpose of considering whether to approve the investment advisory agreement (the “Agreement”) between Schwab Capital Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) with respect to the Schwab Target 2015 Fund, Schwab Target 2025 Fund and Schwab Target 2035 Fund. In preparation for the meeting, the Board requested and reviewed a variety of materials provided by CSIM with respect to the services to be provided to the funds under the Agreement. In recognition of the fact that the funds had not yet commenced operations, the Board also considered information previously provided by CSIM in May 2007 in connection with the Board’s consideration of approval or renewal of the Agreement with respect to the other funds within the Trust. The Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of the year, including information that relates to operations and performance of these other funds. The trustees also received a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees received advice from independent counsel to the Independent Trustees, met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees approved the Agreement with respect to the funds. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at the meeting, and at prior meetings, including:

1. The nature, extent and quality of the services to be provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;

3. The funds’ estimated expenses and how those expenses compared to those of certain other comparable mutual funds;

4. The profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to management of other funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. The extent to which economies of scale may be realized as the funds and the other funds managed by CSIM grow and whether fee levels in the Agreement relating to the funds reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services to be provided by CSIM to the funds and the resources of CSIM and its affiliates will dedicate to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features may be expected to benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds’ shareholders are expected to be either brokerage clients of Schwab or clients of investment advisers who use Schwab for certain brokerage and administrative services. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported approval of the Agreement with respect to the funds.

Performance.  With regard to fund performance, since the funds had not commenced operations and therefore did not have any performance of their own, the Board considered performance of other funds having comparable investment objectives and strategies advised by CSIM in determining whether to approve the Agreement. The trustees also

70

considered both risk and shareholder risk expectations for the funds and the appropriateness of the benchmark that would be used to compare the performance of the funds. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the funds.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and the funds’ estimated net operating expense ratio in comparison to those of other comparable mutual funds. The trustees considered the effects of CSIM’s and Schwab’s commitment to waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported approval of the Agreement with respect to the funds.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees considered information that was previously provided by CSIM with respect to other funds it manages regarding profitability and how this information might reasonably be expected to be predictive of profitability to CSIM under the Agreement with respect to the funds. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the funds.

Economies of Scale.  Recognizing that the funds had not yet commenced operations and had no assets, the trustees considered the possible development of any economies of scale and whether those could be expected to be passed along to the funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets are relatively small through their contractual expense waivers. For example, such diseconomies of scale typically affect new funds, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to a contractual investment advisory fee schedule that includes lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds may be expected to obtain reasonable benefit from economies of scale if such economies develop.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreement as it relates to the funds and concluded that the compensation under the Agreement relating to the funds is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

 71

Trustees and Officers

The tables below give information as of May 16, 2008, about the trustees and officers for The Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of May 16, 2008, the Fund Complex included 81 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	81	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	81	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

72

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	68	None.

Walt Bettinger(2) 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None.

 73

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-CSIM (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

74

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 75

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab* Fundamental US Large Company Index Fund
Schwab* Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Premier® Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek the highest current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are registered service marks of Research Affiliates LLC.

1 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR34720-02

Schwab Balanced Fundtm
(formerly Schwab Viewpoints Fund tm)

Semiannual Report
April 30, 2008

Schwab Balanced Fundtm

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the fund’s portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab Balanced Fundtm (Ticker Symbol: SWOBX)	-7.06%

Benchmark: Balanced Blended Index	-4.22%
Fund Category: Morningstar Moderate Allocation	-6.08%

Performance Details	pages 6-7

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Source for category information: Morningstar, Inc.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Balanced Fund 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure short-term volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Over the years, these intense market fluctuations have not been the norm, but it is during these periods that many investors can give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance and weathering the inevitable ups and downs of the market. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

2 Schwab Balanced Fund

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Over the past six months, equity markets experienced volatility as declining housing valuations, distressed bond markets, and dour economic outlook contributed to difficult investment conditions and uncertainty throughout the financial marketplace. Although equity markets recovered somewhat in April, returns for the period were negative as equity prices declined in this environment.

During these times of market uncertainty, it is more important than ever to ensure that your portfolio allocations represent your goals and tolerance for risk. Schwab Funds portfolios are developed and managed to meet your increasingly diverse needs. Whether through a single asset-allocation fund or a carefully crafted portfolio of index and actively managed funds, our goal is to provide investment products that allow you to effectively and efficiently build well-diversified portfolios.

As part of an ongoing effort to better serve clients by expanding our fund offerings, we developed and launched several new funds during the period. In January, we expanded our suite of Fundamental Index Funds with the launch of the Schwab Fundamental International Small-Mid Company Index Fund and the Schwab Fundamental Emerging Markets Index Fund. These funds seek to provide clients with more targeted investment choices when pursuing positions in international and emerging markets. In addition, we launched the Schwab International Core Equity Fund, which leverages Schwab’s proprietary international stock research, and represents the first actively managed international fund within the Schwab Funds Family.

Thank you for investing with us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Schwab Balanced Fund 3

The Investment Environment

During the period, investment conditions in the financial marketplace proved to be difficult as dramatic price volatility and pessimistic economic outlook made investors increasingly risk-averse. Problems in housing and credit markets continued to weigh on investor confidence as liquidity and credit quality concerns spread beyond troubled bond and lending markets. Commodity prices, particularly in oil and food, rose during the period as the U.S. dollar simultaneously fell versus many international currencies, putting pressure on consumer prices. In this environment, equity prices in general began the period higher, but dropped off as market instability persisted, declining significantly in March before rallying in April.

Risk was reassessed and redefined during the period as investors reacted to volatility. A migration to the safety of U.S. Treasuries from all corners of the market indicated that investors took steps to reduce risk. In general, value stocks—securities that typically have high dividend yields and low price-to-earnings and price-to-book ratios—outperformed growth.

On an industry group level, Banks and Diversified Financials experienced the biggest declines, primarily due to write-downs and write-offs related to the subprime mortgage market and volatility in bond markets. The middle of March was a particularly low point in investor confidence, with the collapse of Bear Stearns. Tech and Telecomm sectors were down across the board, on the assumption that domestic and global growth would slow if current conditions persisted. Energy and Transportation, as well as Food & Staples Retailing, performed well fueled by surging commodity prices and strong demand.

In the bond markets, a repricing of risk premiums and a flight to safety across all segments of the fixed income market contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals. In order to maintain liquidity, many investors were forced to sell high quality assets at depressed prices. This selling pressure occurred at the same time demand for non-U.S. Treasury securities was weakest, and as a result prices were driven down even further.

Over the last several months, the decline in the value of the U.S. dollar in conjunction with broad-spectrum increases in commodity prices contributed to concerns over inflation and the strength of the U.S. economy. Toward the end of the reporting period, the dollar reached lows against both the Yen and the Euro, while crude oil prices neared $120 dollars a barrel in April. In addition, the price of food staples such as rice and wheat rose to unprecedented levels in March.

In response to mounting market volatility and illiquidity across the broader marketplace, the Federal Reserve (the “Fed”) initiated a number of market control mechanisms designed to bolster investor confidence. During the reporting period, the Fed cut interest rates from 4.75% to 2.00% attempting to restore liquidity to the market by making lending more attractive. Additionally, major banks and other lending institutions in the private sector took measures to shore up riskier portions of their portfolios and encourage stricter borrowing standards in order to prevent further defaults and credit downgrades.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-9.64%	S&P 500® Index: measures U.S. large-cap stocks

-12.92%	Russell 2000® Index: measures U.S. small-cap stocks

-9.21%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.08%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Balanced Fund

Fund Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment Management, is responsible for the overall management of the fund. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Caroline Lee, a managing director and portfolio manager of the investment adviser, co-manages the fund. Prior to joining the firm in November 2005, she worked in asset management for over four years overseeing subadvisor relationships in the pension group of a major corporation. She has also had three years of previous experience in investment management at another financial services firm.

Thomas P. Miller, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. He joined the firm in 2000. In 2006, he became a member of the investment adviser’s Portfolio Strategy group. He was appointed portfolio manager in 2008.

Schwab Balanced Fund 5

Schwab Balanced Fundtm

Schwab Balanced Fund Investor Shares returned –7.06% for the report period, underperforming the Balanced Blended Benchmark, which returned –4.22%. To meet its goal of providing capital growth and income, the fund invests in a mix of equity and fixed income securities. During this report period, the fund was converted to and renamed the Schwab Balanced Fund, changing from a fund utilizing sub-advisors to a 60/40 balanced fund-of-funds using existing Schwab proprietary funds. The fund is now considered an actively managed fund-of-funds, primarily holding the Schwab Core Equity Fund, Schwab Total Bond Market Fund, and Laudus Small-Cap MarketMasters Fund.

Before the fund’s conversion took place, major equity indexes and averages, including the Russell 1000 Index and the S&P 500 Index, declined in value as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. For the four month period ended 2/29/08, sector weightings detracted from performance, led by an underweight to Energy. In terms of stock selection, better performing securities included Acuity Brands, Inc. and OM Group, Inc. Securities detracting from both relative and absolute performance included Zoran Corp and CSG Systems International, Inc.

For the two month period ended 4/30/08, the fund’s equity components improved, with the Schwab Core Equity Fund and the Laudus Small-Cap MarketMasters Fund, up 2.25% and 5.34% respectively. The Schwab Total Bond Market Fund detracted from performance, down –3.19%. In the fixed income market, a flight to safety contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals. Due to these unusual market conditions, the Schwab Total Bond Market Fund underperformed contributing to the Schwab Balanced Fund’s overall underperformance relative to its benchmark.

As of 04/30/08:

 Statistics

Number of Holdings	4
Weighted Average
Market Cap

($ x 1,000,000)	$75,367

Price/Earnings Ratio (P/E)	18.0

Price/Book Ratio (P/B)	2.5

Portfolio Turnover Rate[2]	230%

 Asset Class Weightings % of Investments

Equity Funds — Domestic	61.1%

Fixed-Income Funds	37.6%

Short-Term Investments	1.3%

Total	100.0%

 Top Holdings % of Net Assets1

Schwab Core Equity Fund	53.6%

Schwab Total Bond Market Fund	37.6%

Laudus Small-Cap MarketMasters Fund	7.5%

Cash equivalents	1.3%

Total	100.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small company stocks are subject to greater volatility than other asset classes.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

6 Schwab Balanced Fund

 Schwab Balanced Fundtm

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Balanced Fundtm (11/18/96)	-7.06%	-5.35%	8.25%	5.23%
Benchmark: Balanced Blended Index	-4.22%	0.00%	8.20%	5.04%
Fund Category: Morningstar Moderate Allocation	-6.08%	-1.47%	8.79%	4.69%

Fund Expense Ratios3: Net 0.69%; Gross 0.93%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a different asset allocation strategy and a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did. From June 3, 2002 to February 28, 2008, the fund used a manager of managers strategy, and therefore its performance during this time does not reflect the fund’s current multi-fund strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Balanced Blended Index is composed of 60% S&P 500® Index and 40% Lehman Brothers U.S. Aggregate Bond Index.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/08 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Balanced Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2007 and held through April 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2,3]
	(Annualized)	at 11/1/07	at 4/30/08	11/1/07 - 4/30/08

Schwab Balanced Fundtm
Actual Return	0.74%	$1,000	$929.40	$3.55
Hypothetical 5% Return	0.74%	$1,000	$1,021.28	$3.72

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

[3]	Effective February 28, 2008. Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) to 0.00%, through 2/27/09. Based on these expense ratios, ”Expenses Paid During Period” would be $0.00 based on Actual Return and $0.00 based on Hypothetical 5% Return; does not include expenses of underlying funds in which the portfolios invest.

8 Schwab Balanced Fund

Schwab Balanced Fundtm

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
	4/30/08 *,1	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	13.86	13.39	12.85	11.88	11.07	9.35

Income (loss) from investment operations:
Net investment income (loss)	0.12	0.25 [2]	0.25 [2]	0.15	0.08	0.12
Net realized and unrealized gains (losses)	(1.06)	1.06	0.83	0.91	0.86	1.75

Total from investment operations	(0.94)	1.31	1.08	1.06	0.94	1.87
Less distributions:
Distributions from net investment income	(0.29)	(0.24)	(0.16)	(0.09)	(0.13)	(0.15)
Distributions from net realized gains	(0.69)	(0.60)	(0.38)	—	—	—

Total distributions	(0.98)	(0.84)	(0.54)	(0.09)	(0.13)	(0.15)

Net asset value at end of period	11.94	13.86	13.39	12.85	11.88	11.07

Total return (%)	(7.06)[3]	10.24	8.59	8.92	8.59	20.25

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.74 [4]	1.02 [5]	1.03 [5]	1.10	1.10	1.10
Gross operating expenses	0.93 [4]	1.27	1.26	1.27	1.32	1.33
Net investment income (loss)	1.90 [4]	1.84	1.90	1.14	0.68	1.13
Portfolio turnover rate	230 [3]	244	244	283	242	256
Net assets, end of period ($ x 1,000,000)	114	112	122	130	130	109
* Unaudited.
1 Effective on February 28, 2008, all outstanding Select Shares were converted into Investor Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Calculated based on average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 1.10% for both periods ended 10/31/06 and 10/31/07, respectively, if custody credits and dividend and interest expenses on short sales had not been included.

See financial notes 9

 Schwab Balanced Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.7%		Other Investment Companies	114,198	112,793
1.3%		Short-Term Investment	1,515	1,515

100.0%		Total Investments	115,713	114,308
(0	.0)%	Other Assets and Liabilities		(58)

100.0%		Net Assets		114,250

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 98.7% of net assets
Laudus Small-Cap MarketMasters Fund, Select Shares (a) *	738,861	8,608
Schwab Core Equity Fund (a)	3,381,692	61,276
Schwab Total Bond Market Fund (a)	4,569,624	42,909

Total Other Investment Companies (Cost $114,198)		112,793

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.3% of net assets

Repurchase Agreement 1.3%
Fixed Income Clearing Corp. dated 04/30/08, due 05/01/08 at 1.75%, with a maturity value of $1,515 (fully collateralized by Federal Home Loan Bank with a value of $1,547.)
	1,515	1,515

Total Short-Term Investment (Cost $1,515)		1,515

End of Investments.

(All dollar amounts are x 1,000.)

At 04/30/08 the tax basis cost of the fund’s investments was $115,856, and the unrealized appreciation and depreciation were $92 and ($1,640), respectively, with a net depreciation of ($1,548).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

In addition to the above, the fund held the following at 04/30/08. All numbers x 1,000.

	Currency	Amount of	Currency	Amount of
Expiration	to be	Currency to be	to be	Currency to be	Unrealized
Date	Received	Received	Delivered	Delivered	Gains / (Losses)

Forward Foreign Currency Contracts 96.3% of net assets

07/02/2008	USD	898	BRL	1,518	(62)
07/02/2008	BRL	1,518	USD	898	117
05/12/2008	INR	6,160	USD	152	(4)
05/12/2008	USD	152	INR	6,160	3
07/10/2008	USD	471	RUB	11,167	(24)
11/05/2008	RUB	276	USD	12	—
11/05/2008	USD	12	RUB	276	(1)
07/10/2008	RUB	11,167	USD	471	26
08/04/2008	KRW	34,988	USD	35	(3)
08/04/2008	USD	35	KRW	34,988	2
05/30/2008	KRW	46,237	USD	46	(3)
05/30/2008	USD	46	KRW	46,237	3
10/10/2008	CNY	6,994	USD	1,032	13
10/10/2008	USD	1,032	CNY	6,994	(4)

Net realized gains on Forward Foreign Currency Contracts					63

10 See financial notes

 Schwab Balanced Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $115,713)		$114,308
Cash		5
Foreign currency, at value (cost $7)		7
Receivables:
Dividends		172
Fund shares sold		10
Due from investment adviser		1
Unrealized gains on forward foreign currency contracts	+	164

Total assets		114,667

Liabilities
Payables:
Investments bought		171
Fund shares redeemed		78
Unrealized losses on forward foreign currency contracts		101
Accrued expenses	+	67

Total liabilities		417

Net Assets
Total assets		114,667
Total liabilities	−	417

Net assets		$114,250
Net Assets by Source
Capital received from investors		111,255
Net investment income not yet distributed		639
Net realized capital gains		3,698
Net unrealized capital losses		(1,342)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$114,250		9,568		$11.94

See financial notes 11

 Schwab Balanced Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends received from unaffiliated investments (net of foreign withholding taxes of $4)		$408
Dividends received from affiliated underlying funds		385
Interest	+	833

Total Investment Income		1,626

Net Realized Gains and Losses
Net realized gains on investments		1,023
Net realized losses on short sales		(516)
Net realized gains on foreign currency translations		234
Net realized losses on written option contracts		(28)
Net realized gains on futures contracts		916
Net realized gains on swap agreements	+	2,440

Net realized gains		4,069

Net Unrealized Gains and Losses
Net unrealized losses on investments		(15,071)
Net unrealized losses on short sales		(12)
Net unrealized gains on foreign currency translations		185
Net unrealized losses on written option contracts		(14)
Net unrealized gains on futures contracts		195
Net unrealized losses on swap agreements	+	(234)

Net unrealized losses		(14,951)

Expenses
Investment adviser and administrator fees		323
Transfer agent and shareholder service fees:
Investor Shares		84
Select Shares[1]		16
Portfolio accounting fees		39
Shareholder reports		32
Custodian fees		30
Professional fees		22
Registration fees		11
Interest expense		9
Trustees’ fees		4
Other expenses	+	1

Total expenses		571
Expense reduction by adviser and Schwab	−	116
Custody credits	−	1

Net expenses		454

Increase (Decrease) in Net Assets from Operations
Total investment income		1,626
Net expenses	−	454

Net investment income		1,172
Net realized gains		4,069
Net unrealized losses	+	(14,951)

Decrease in net assets from operations		($9,710)

[1]	Effective on February 28, 2008, all outstanding Select Shares were converted into Investor Shares.

12 See financial notes

 Schwab Balanced Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-04/30/08	11/1/06-10/31/07
Net investment income		$1,172	$2,745
Net realized gains		4,069	7,306
Net unrealized gains (losses)	+	(14,951)	4,412

Increase (Decrease) in net assets from operations		(9,710)	14,463

Distributions to Shareholders[1]
Distributions from net investment income
Investor Shares		2,272	2,110
Select Shares	+	573	541

Total distributions from net investment income		2,845	2,651

Distributions from net realized gains
Investor Shares		5,482	5,431
Select Shares	+	1,276	1,254

Total distributions from net realized gains		6,758	6,685

Total distributions		$9,603	$9,336

Transactions in Fund Shares[1]

		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		2,114	$26,566	616	$8,271
Select Shares	+	125	1,558	376	5,047

Total shares sold		2,239	$28,124	991	$13,318

Shares Reinvested
Investor Shares		593	$7,378	555	$7,169
Select Shares	+	132	1,638	127	1,635

Total shares reinvested		725	$9,016	682	$8,804

Shares Redeemed
Investor Shares		(1,241)	($15,152)	(2,169)	($29,082)
Select Shares	+	(2,242)	(28,293)	(623)	(8,345)

Total shares redeemed		(3,483)	($43,445)	(2,792)	($37,427)

Net transactions in fund shares		(519)	($6,305)	(1,119)	($15,305)

Shares Outstanding and Net Assets
		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,087	$139,868	11,206	$150,046
Total decrease	+	(519)	(25,618)	(1,119)	(10,178)

End of period		9,568	$114,250	10,087	$139,868

Net investment income not yet distributed			$639		$2,312

[1]	Effective on February 28, 2008, all outstanding Select Shares (1,911 shares valued at $24,057) were converted into Investor Shares.

See financial notes 13

 Schwab Balanced Fund

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Balanced Fund (formerly Schwab Viewpoints Fund) is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Balanced Fund (formerly Schwab Viewpoints Fund)
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund–Moderate Payout
Schwab Monthly Income Fund–Enhanced Payout
Schwab Monthly Income Fund–Maximum Payout

Schwab Balanced Fund (formerly Schwab Viewpoints Fund) offers one share class Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Effective February 28, 2008, the Schwab Viewpoints Fund was renamed the Schwab Balanced Fund. The fund has become a single class “fund of funds” which seeks to achieve its investment objective by investing in a diversified group of other Schwab and/or Laudus Funds, but also may invest in other mutual funds, including exchange traded funds. In addition, the fund may purchase individual securities to maintain its allocations. The fund bears its share of allocable expenses of the underlying funds in which it invests. The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

14

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values adjusted for changes in value that may occur between the close of a foreign exchange and the time at which fund’s shares are priced. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Futures and Forwards: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

•	Swap and Swaption (option on Swap) agreements: valued based on a model that utilizes market data, including swap yield curves to calculate prices, or are based on dealer quotes.

•	Options: open contracts are valued at their last quoted sale price.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

(b) Portfolio Investments:

Futures Contract: The fund may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to the difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Forward Currency Contract: The fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Short Sale: The fund may sell securities short (sell securities it does not own). When it does so, the fund also places assets worth at least 100% of the value of the short securities into a segregated account, as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and exceeds amounts recorded in the Statement of Assets and Liabilities.

 15

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Swap Agreements: The fund may enter into swap agreements. In an interest rate swap, a fund and counterparty agree to swap payments that are based on two different interest rates.

The counterparty is typically a large financial institution, and the terms of the swap are specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (the London Interbank Offered Rate). In exchange, the counterparty might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six month period.

A credit swap or credit default swap is a bilateral financial contract in which one counterparty (the protection buyer) pays a periodic fee, typically expressed in basis points on a notional amount, in return for a contingent payment by the protection seller following a credit event of a reference entity. The definitions of a credit event and the settlement mechanism used to determine the contingent payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money in an interest rate swap or a credit default swap if the counterparty failed to honor the terms of the swap agreement.

Options: The fund is authorized to write options and purchase put and call options. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a fund pays a premium whether or not the option is exercised. The fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

TBA: The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

Mortgage Dollar Roll: The fund may enter into mortgage dollar roll transactions. In these transactions, a fund sells mortgage backed securities for delivery in the current month and simultaneously agrees to buy back, on a given date in the future, securities of a similar type, coupon rate and maturity. Dollar roll transactions involve the risk that the market value of the security sold short by the fund may decline below the repurchase price of similar securities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

If the fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it

16

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

records the outcome as a realized gain or loss. Interest and dividends accrued on securities sold short is recorded as an expense on the fund’s records.

Options purchased are recorded as assets to the extent of premium paid and written options are recorded as liabilities to the extent of premiums received. The fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Swap premiums paid are recorded as assets and premiums received are recorded as liabilities. The fund begins recording gains and losses on swaps based on the effective date and terms of the swap agreement. Realized gains and losses are recognized on interest rate swaps at the termination or closing of the agreement. Credit default swaps record gains or losses when a credit event occurs involving the underlying entity.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

 17

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within this account, the fund also may keep certain assets in a segregated account, as required by securities law.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of April 30, 2008, management has reviewed the tax positions for open tax years (October 31, 2004 through October 31, 2007), and determined that no provision for income tax is required in the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the Financial Accounting Standards board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

Prior to February 28, 2008, for its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.775%
$500 million to $1 billion	0.75%
Over $1 billion	0.725%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

Prior to February 28, 2008, for its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

18

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.15%

Effective February 28, 2008, the underlying funds pay fees to the investment adviser for advisory and administrative services and to Schwab for transfer agent and shareholder services. The fund is not charged such fees directly. These fees are included in the net asset value of the underlying funds.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 28, 2008, as follows:

Investor Shares	1.10%
Select Shares	0.95%

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of April 30, 2008, the fund’s total security transactions with other Schwab Funds was $12,148.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of April 30, 2008, the percentages of shares of other related funds owned by the Balanced fund are:

Schwab Active Equity Funds:
Core Equity Fund	3.1%
Laudus MarketMasters Funds:
Small-Cap MarketMasters Fund	1.6%
Schwab Bond Funds:
Total Bond Market Fund	2.9%

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

4. Board of Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has overdraft facilities with the custodian and uncommitted line of credit arrangements of $150 million with State Street Corporation, $100 million with Bank of America, N.A. and $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There were no borrowings from the line of credit for the fund during the period.

 19

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

6.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended April 30, 2008, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

Purchases of	Sales/Maturities
Securities	of Securities

$140,974	$111,211

For the period ended April 30, 2008, purchases and sales of long-term government security transactions were as follows:

Purchases of	Sales/Maturities
Securities	of Securities

$168,142	$212,996

7.	Options Written:
(All dollar amounts are x 1,000)

For the period ended April 30, 2008, the fund’s swaptions and option activity was as follows:

Options Written	Number of Contracts	Premiums

Beginning of Period	13	$277
Options Written	6	154
Options Closed	(19)	(415)
Options Expired	(—)	(16)
Options Exercised	—	—

End of Period	0	$0

8.	Redemption Fee:
(All dollar amounts are x 1,000)

The fund may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The fund charges 2.00% of early withdrawal fees on shares redeemed or exchanged 30 days or less after the purchase. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal year are $1 and $6, respectively.

	Current Period	Prior Period
	(11/01/07–04/30/08)	(11/01/06–10/31/07)

Schwab Balanced Fund
Investor Shares	$1	$6
Select Shares	—	—

9.	Federal Income Taxes:

As of October 31, 2007, the fund had no capital loss carry forward available to offset net capital gains before the expiration dates.

For tax purposes, capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2007, the fund had no aggregate deferred realized net capital losses.

20

Trustees and Officers

The tables below give information as of May 16, 2008, about the trustees and officers for The Schwab Capital Trust which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of May 16, 2008, the Fund Complex included 81 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	81	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	81	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

 21

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	68	None.

Walt Bettinger(2) 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

22

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-CSIM (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 23

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

24

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab* Fundamental US Large Company Index Fund
Schwab* Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Premier® Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek the highest current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are registered service marks of Research Affiliates LLC.

1 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR34721-02

Schwab Active Equity Funds

Semiannual Report
April 30, 2008

Schwab Premier Equity Fund®

Schwab Core Equity Fundtm

Schwab Dividend Equity Fundtm

Schwab Large-Cap Growth Fundtm

Schwab Small-Cap Equity Fundtm

Schwab Hedged Equity Fundtm

Schwab Financial Services Fundtm

Schwab Health Care Fundtm

The power of Schwab Equity Ratings®.
The convenience and diversification of mutual funds.

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab Premier Equity Fund®

Investor Shares (Ticker Symbol: SWPNX)*	–11.38%
Select Shares® (Ticker Symbol: SWPSX)	–11.42%
Benchmark: S&P 500® Index	–9.64%
Fund Category: Morningstar Large-Cap Blend	–9.80%

Performance Details	pages 6–7

Schwab Core Equity Fundtm
(Ticker Symbol: SWANX)	–10.56%

Benchmark: S&P 500® Index	–9.64%
Fund Category: Morningstar Large-Cap Blend	–9.80%

Performance Details	pages 8–9

Schwab Dividend Equity Fundtm

Investor Shares (Ticker Symbol: SWDIX)	–8.69%
Select Shares® (Ticker Symbol: SWDSX)	–8.64%
Benchmark: S&P 500® Index	–9.64%
Fund Category: Morningstar Large-Cap Value	–10.58%

Performance Details	pages 10–11

Schwab Large–Cap Growth Fundtm

Investor Shares (Ticker Symbol: SWLNX)	–11.78%
Select Shares® (Ticker Symbol: SWLSX)	–11.69%
Benchmark: Russell 1000 Growth Index	–9.28%
Fund Category: Morningstar Large-Cap Growth	–10.72%

Performance Details	pages 12–13

Schwab Small–Cap Equity Fundtm

Investor Shares (Ticker Symbol: SWSIX)	–14.17%
Select Shares® (Ticker Symbol: SWSCX)	–14.12%
Benchmark: S&P SmallCap 600 Index	–11.60%
Fund Category: Morningstar Small-Cap Blend	–12.97%

Performance Details	pages 14–15

Schwab Hedged Equity Fundtm

Investor Shares (Ticker Symbol: SWHIX)	–8.06%
Select Shares® (Ticker Symbol: SWHEX)	–7.99%
Benchmark: S&P 500® Index	–9.64%
Fund Category: Morningstar Long-Short	–3.15%

Performance Details	pages 16–17

Schwab Financial Services Fundtm
(Ticker Symbol: SWFFX)*	–13.72%

Benchmark: S&P 1500 SuperComposite Financials Sector Index	–19.13%
Fund Category: Morningstar Financial Services	–16.94%

Performance Details	pages 18–19

Schwab Health Care Fundtm
(Ticker Symbol: SWHFX)	–13.00%

Benchmark: S&P 1500 SuperComposite Health Care Sector Index	–11.52%
Fund Category: Morningstar Health Care	–11.39%

Performance Details	pages 20–21

Minimum Initial Investment[1]

Investor Shares	$ 100
Select Shares	$ 50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Source for category information: Morningstar, Inc.

*	Return for the report period presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Active Equity Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure short-term volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Over the years, these intense market fluctuations have not been the norm, but it is during these periods that many investors can give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance and weathering the inevitable ups and downs of the market. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

2 Schwab Active Equity Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Over the past six months, equity markets experienced volatility as declining housing valuations, distressed bond markets, and dour economic outlook contributed to difficult investment conditions and uncertainty throughout the financial marketplace. Although equity markets recovered somewhat in April, returns for the period were negative as equity prices declined in this environment.

During these times of market uncertainty, it is more important than ever to ensure that your portfolio allocations represent your goals and tolerance for risk. Schwab Funds portfolios are developed and managed to meet your increasingly diverse needs. Whether through a single asset-allocation fund or a carefully crafted portfolio of index and actively managed funds, our goal is to provide investment products that allow you to effectively and efficiently build well-diversified portfolios.

As part of an ongoing effort to better serve clients by expanding our fund offerings, we developed and launched several new funds during the period. In January, we expanded our suite of Fundamental Index Funds with the launch of the Schwab Fundamental International Small-Mid Company Index Fund and the Schwab Fundamental Emerging Markets Index Fund. These funds seek to provide clients with more targeted investment choices when pursuing positions in international and emerging markets. In addition, we launched the Schwab International Core Equity Fund, which leverages Schwab’s proprietary international stock research, and represents the first actively managed international fund within the Schwab Funds Family.

Thank you for investing with us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Schwab Active Equity Funds 3

The Investment Environment

During the period, investment conditions in the financial marketplace proved to be difficult as dramatic price volatility and pessimistic economic outlook made investors increasingly risk-averse. Problems in housing and credit markets continued to weigh on investor confidence as liquidity and credit quality concerns spread beyond troubled bond and lending markets. Commodity prices, particularly in oil and food, rose during the period as the U.S. dollar simultaneously fell versus many international currencies, putting pressure on consumer prices. In this environment, equity prices in general began the period higher, but dropped off as market instability persisted, declining significantly in March before rallying in April.

Risk was reassessed and redefined during the period as investors reacted to volatility. A migration to the safety of U.S. Treasuries from all corners of the market indicated that investors took steps to reduce risk. In general, value stocks—securities that typically have high dividend yields and low price-to-earnings and price-to-book ratios—outperformed growth.

On an industry group level, Banks and Diversified Financials experienced the biggest declines, primarily due to write-downs and write-offs related to the subprime mortgage market and volatility in bond markets. The middle of March was a particularly low point in investor confidence, with the collapse of Bear Stearns. Tech and Telecomm sectors were down across the board, on the assumption that domestic and global growth would slow if current conditions persisted. Energy and Transportation, as well as Food & Staples Retailing, performed well fueled by surging commodity prices and strong demand.

In the bond markets, a repricing of risk premiums and a flight to safety across all segments of the fixed income market contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals. In order to maintain liquidity, many investors were forced to sell high quality assets at depressed prices. This selling pressure occurred at the same time demand for non-U.S. Treasury securities was weakest, and as a result prices were driven down even further.

Over the last several months, the decline in the value of the U.S. dollar in conjunction with broad-spectrum increases in commodity prices contributed to concerns over inflation and the strength of the U.S. economy. Toward the end of the reporting period, the dollar reached lows against both the Yen and the Euro, while crude oil prices neared $120 dollars a barrel in April. In addition, the price of food staples such as rice and wheat rose to unprecedented levels in March.

In response to mounting market volatility and illiquidity across the broader marketplace, the Federal Reserve (the “Fed”) initiated a number of market control mechanisms designed to bolster investor confidence. During the reporting period, the Fed cut interest rates from 4.75% to 2.00% attempting to restore liquidity to the market by making lending more attractive. Additionally, major banks and other lending institutions in the private sector took measures to shore up riskier portions of their portfolios and encourage stricter borrowing standards in order to prevent further defaults and credit downgrades.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-9.64%	S&P 500® Index: measures U.S. large-cap stocks

-12.92%	Russell 2000® Index: measures U.S. small-cap stocks

-9.21%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.08%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Active Equity Funds

Fund Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment Management, is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Vivienne Hsu, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. Prior to joining the firm in August 2004, she worked for more than eleven years in asset management and quantitative analysis at other investment firms.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Paul Alan Davis, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. Prior to joining the firm in 2003, he worked for more than 12 years in portfolio management.

Schwab Active Equity Funds 5

Schwab Premier Equity Fund®

The Schwab Premier Equity Fund Investor Shares returned -11.38% during the period, underperforming the benchmark S&P 500 Index, which returned -9.64%. Other major equity indexes and averages, including the Russell 1000 Index and the Dow Jones Industrial Average, declined in value during the period as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. Due to these difficult market conditions, the prices of securities across many industry groups represented in the fund and benchmark index declined, accounting for negative absolute returns. In relative terms, industry group weightings had a neutral to slightly positive impact on performance. From a fundamental perspective, the fund’s smaller-than-benchmark style helped relative returns. On the balance, stock selection detracted from performance led by positions in Continental Airlines Inc., Telephone & Data Systems Inc., and Zoran Corp., which experienced significant declines during the period. Better performing securities included Devon Energy Corp. and Occidental Pete Corp.

As of 04/30/08:

 Statistics

Number of Holdings	103
Weighted Average
Market Cap

($ x 1,000,000)	$45,685

Price/Earnings Ratio (P/E)	18.3

Price/Book Ratio (P/B)	2.0

Portfolio Turnover Rate[2]	44%

 Sector Weightings % of Investments

Information Technology	18.0%

Financials	15.2%

Energy	15.1%

Industrials	13.9%

Health Care	11.6%

Consumer Discretionary	8.4%

Consumer Staples	7.8%

Materials	5.6%

Telecommunication Services	1.7%

Utilities	1.7%

Other	1.0%

Total	100.0%

 Top Holdings % Net Assets1

Apple, Inc.	1.4%

Exxon Mobil Corp.	1.4%

The Chubb Corp.	1.4%

Noble Energy	1.4%

Chevron Corp.	1.4%

MetLife, Inc.	1.4%

Northern Trust Corp.	1.4%

Occidental Petroleum Corp.	1.4%

General Mills, Inc.	1.4%

Devon Energy Corp.	1.4%

Total	14.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

6 Schwab Active Equity Funds

 Schwab Premier Equity Fund®

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	3 Years	Since Inception

Investor Shares (3/21/05)*	-11.38%	-8.84%	9.28%	7.26%
Select Shares (3/21/05)	-11.42%	-8.75%	9.41%	7.39%
Benchmark: S&P 500® Index	-9.64%	-4.68%	8.23%	7.01%
Fund Category: Morningstar Large-Cap Blend	-9.80%	-4.37%	8.23%	6.94%

Fund Expense Ratios3: Investor Shares: 1.16% / Select Shares: 1.00%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	Return for the report period presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/08 (amended on 5/8/08) as stated in the prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 7

Schwab Core Equity Fundtm

The Schwab Core Equity Fund returned -10.56% for the period, underperforming the benchmark S&P 500 Index, which returned -9.64%. Other major equity indexes and averages, including the Russell 1000 Index and the Dow Jones Industrial Average, declined in value during the period as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. Due to these difficult market conditions, the prices of securities across many industry groups represented in the fund and benchmark index declined, accounting for negative absolute returns. In relative terms, industry group weightings detracted from relative performance, led by an underweight to Energy and an overweight to Diversified Financials. However, these detractors were partially offset by the fund’s smaller-than-benchmark style. Better performing securities included IBM and Occidental Pete Corp., while avoiding names such as General Electric Co. and Citigroup, Inc. also helped the fund. Other positions, such as Boeing Co. and Merck & Co., Inc., detracted from both relative and absolute performance.

As of 04/30/08:

 Statistics

Number of Holdings	115
Weighted Average
Market Cap

($ x 1,000,000)	$85,649

Price/Earnings Ratio (P/E)	15.8

Price/Book Ratio (P/B)	2.5

Portfolio Turnover[2]	18%

 Sector Weightings % of Investments

Information Technology	19.9%

Financials	16.7%

Industrials	15.0%

Health Care	12.5%

Energy	11.8%

Consumer Staples	6.6%

Materials	5.3%

Consumer Discretionary	5.3%

Utilities	3.6%

Telecommunication Services	2.7%

Other	0.6%

Total	100.0%

 Top Holdings % Net Assets1

International Business Machines

Corp.	4.6%

Exxon Mobil Corp.	4.4%

The Boeing Co.	4.1%

Hewlett-Packard Co.	4.0%

Raytheon Co.	3.8%

Lockheed Martin Corp.	3.6%

JPMorgan Chase & Co.	3.4%

Pfizer, Inc.	3.1%

MetLife, Inc.	2.6%

Apple, Inc.	2.1%

Total	35.7%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

8 Schwab Active Equity Funds

 Schwab Core Equity Fundtm

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Core Equity Fundtm (7/1/96)	-10.56%	-7.06%	11.88%	4.84%
Benchmark: S&P 500®Index	-9.64%	-4.68%	10.62%	3.89%
Fund Category: Morningstar Large-Cap Blend	-9.80%	-4.37%	10.57%	3.97%

Fund Expense Ratios3: Net 0.75%; Gross 0.78%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/08 (amended on 5/8/08) as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 9

Schwab Dividend Equity Fundtm

The Schwab Dividend Equity Fund Investor Shares returned -8.69% for the period, outperforming the benchmark S&P 500 Index, which returned -9.64%. Other major equity indexes and averages, including the Russell 1000 Index and the Dow Jones Industrial Average, declined in value during the period as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. Due to these difficult market conditions, the prices of many securities in the fund and benchmark index were negative, accounting for negative absolute returns. In relative terms, industry group weightings had a positive performance contribution led by an underweight to Diversified Financials and an overweight to Materials. Fundamentals largely accounted for the fund’s relative outperformance, driven by the fund’s smaller-than-benchmark style. The results of stock selection were slightly negative led by price declines in Merck & Co., Inc. and Microsoft Corp.

As of 04/30/08:

 Statistics

Number of Holdings	106
Weighted Average
Market Cap

($ x 1,000,000)	$65,897

Price/Earnings Ratio (P/E)	15.8

Price/Book Ratio (P/B)	2.3

Portfolio Turnover[2]	12%

 Sector Weightings % of Investments

Financials	15.7%

Industrials	14.6%

Consumer Staples	11.9%

Utilities	10.9%

Energy	10.7%

Information Technology	10.6%

Health Care	10.5%

Consumer Discretionary	6.1%

Telecommunication Services	4.5%

Materials	4.4%

Other	0.1%

Total	100.0%

 Top Holdings % Net Assets1

AT&T, Inc.	2.4%

Bank of New York Mellon Corp.	2.1%

JPMorgan Chase & Co.	2.1%

Chevron Corp.	2.0%

Occidental Petroleum Corp.	1.9%

Lockheed Martin Corp.	1.9%

Raytheon Co.	1.7%

Exxon Mobil Corp.	1.7%

Microsoft Corp.	1.7%
International Business Machines

Corp.	1.6%

Total	19.1%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

10 Schwab Active Equity Funds

 Schwab Dividend Equity Fundtm

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	3 Years	Since Inception

Investor Shares (9/2/03)	-8.69%	-7.51%	7.34%	11.07%
Select Shares (9/2/03)	-8.64%	-7.43%	7.50%	11.20%
Benchmark: S&P 500®Index	-9.64%	-4.68%	8.23%	9.03%
Fund Category: Morningstar Large-Cap Value	-10.58%	-8.73%	7.34%	9.56%

Fund Expense Ratios3: Investor Shares: 1.04% / Select Shares: 0.89%

 Style Assessment4

 Yields1

SEC Yield
Investor Shares	2.00%
Select Shares	2.15%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/08 (amended on 5/8/08) as stated in the prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 11

Schwab Large-Cap Growth Fundtm

The Schwab Large-Cap Growth Fund Investor Shares returned -11.78% during the period, underperforming the benchmark Russell 1000 Growth Index, which returned -9.28%. Other major equity indexes and averages, including the S&P 500 Index and the Dow Jones Industrial Average, declined in value during the period as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. Due to these difficult market conditions, the prices of securities across many industry groups represented in the fund and benchmark index declined, accounting for negative absolute returns. In relative terms, industry group weightings detracted slightly from performance led by an underweight to Transportation and Energy, but were partially offset by an overweight to the well-performing Materials sector. Stock selection detracted from both relative and absolute performance led by positions in Humana Inc. and Merck & Co., Inc. These detractors were partially offset by the positive performance of IBM Corp. and AK Steel Holding Corp, among others.

As of 04/30/08:

 Statistics

Number of Holdings	102
Weighted Average
Market Cap

($ x 1,000,000)	$76,487

Price/Earnings Ratio (P/E)	17.0

Price/Book Ratio (P/B)	3.5

Portfolio Turnover[2]	26%

 Sector Weightings % of Investments

Information Technology	30.9%

Health Care	14.6%

Industrials	14.1%

Materials	8.5%

Energy	8.5%

Consumer Discretionary	7.7%

Financials	6.9%

Consumer Staples	6.5%

Utilities	2.0%

Telecommunication Services	0.2%

Other	0.1%

Total	100.0%

 Top Holdings % Net Assets1

Lockheed Martin Corp.	4.8%
International Business Machines

Corp.	4.8%

Hewlett-Packard Co.	4.5%

Celanese Corp., Series A	4.1%

The Boeing Co.	3.8%

Baxter International, Inc.	3.6%

Exxon Mobil Corp.	3.6%

Microsoft Corp.	3.0%

Amazon.com, Inc.	2.1%

Apple, Inc.	2.1%

Total	36.4%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

12 Schwab Active Equity Funds

 Schwab Large-Cap Growth Fundtm

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	Since Inception

Investor Shares (10/3/05)	-11.78%	-6.03%	4.71%
Select Shares (10/3/05)	-11.69%	-5.86%	4.90%
Benchmark: Russell 1000 Growth Index	-9.28%	-0.23%	6.86%
Fund Category: Morningstar Large-Cap Growth	-10.72%	0.50%	6.42%

Fund Expense Ratios3: Investor Shares: 1.18% / Select Shares: Net 0.99%; Gross 1.03%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/08 (amended on 5/8/08) as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 13

Schwab Small-Cap Equity Fundtm

The Schwab Small-Cap Equity Fund Investor Shares returned -14.17% during the period, underperforming the benchmark S&P Small-Cap 600 Index, which returned -11.60%. Other major equity indexes and averages, including the Russell 1000 Index and the Dow Jones Industrial Average, declined in value during the period as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. Due to these difficult market conditions, the prices of securities across many industry groups represented in the fund and benchmark index declined, accounting for negative absolute returns. In relative terms, industry group weightings had neutral to slightly negative impacts on performance, while stock selection detracted from both relative and absolute performance. Better performing securities included Massey Energy Corp. and Stone Energy Corp., while avoiding Crocs Inc. helped the fund versus its benchmark. Other positions, such as Zoran Corp. and Emulex Corp., led declines in both relative and absolute performance.

As of 04/30/08:

 Statistics

Number of Holdings	156
Weighted Average
Market Cap

($ x 1,000,000)	$2,210

Price/Earnings Ratio (P/E)	17.3

Price/Book Ratio (P/B)	1.7

Portfolio Turnover[2]	23%

 Sector Weightings % of Investments

Information Technology	20.7%

Industrials	18.1%

Health Care	14.8%

Financials	13.9%

Energy	10.4%

Consumer Discretionary	9.9%

Materials	6.5%

Consumer Staples	4.0%

Telecommunication Services	0.7%

Utilities	0.6%

Others	0.4%

Total	100.0%

 Top Holdings % Net Assets1

Sybase, Inc.	3.5%

Invitrogen Corp.	2.9%

Crane Co.	2.8%

Stone Energy Corp.	2.6%

Magellan Health Services, Inc.	2.6%

AGCO Corp.	2.5%

SEACOR Holdings, Inc.	2.3%

Con-way, Inc.	2.1%

EMCOR Group, Inc.	2.1%

Massey Energy Co.	2.1%

Total	25.5%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small company stocks are subject to greater volatility than other asset classes.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

14 Schwab Active Equity Funds

 Schwab Small-Cap Equity Fundtm

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	3 Years	Since Inception

Investor Shares (7/1/03)	-14.17%	-17.76%	6.80%	13.07%
Select Shares (7/1/03)	-14.12%	-17.61%	6.97%	13.25%
Benchmark: S&P Small-Cap 600 Index	-11.60%	-9.04%	8.78%	12.83%
Fund Category: Morningstar Small-Cap Blend	-12.97%	-11.66%	7.87%	11.61%

Fund Expense Ratios3: Investor Shares: 1.24% / Select Shares: 1.09%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/08 (amended on 5/8/08) as stated in the prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 15

Schwab Hedged Equity Fundtm

The Schwab Hedged Equity Fund Investor Shares returned -8.06% for the period, outperforming the benchmark S&P 500 Index, which returned -9.64%. Other major equity indexes and averages, including the Russell 1000 Index and the Dow Jones Industrial Average, declined in value during the period as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. Due to these difficult market conditions, the prices of securities across many industry groups represented in the fund and benchmark index declined, accounting for negative absolute returns. The fund benefited from holding between 30 and 50 percent of the portfolio short, which in a declining market helped the fund beat the S&P 500. On the short side, relative returns were neutral to slightly negative, with fundamentals and stock selection offsetting. On the long side, industry group weightings had a positive impact on relative performance led by an underweight to Banks and Diversified Financials. Better performing stocks included names such as Massey Energy Corp. and Occidental Pete Corp. From a fundamental perspective, the fund’s smaller-than-benchmark style largely accounted for outperformance relative to the benchmark.

As of 04/30/08:

 Statistics

Number of Holdings

Long Holdings	106

Short Positions	82
Weighted Average
Market Cap
($ x 1,000,000)

Long Holdings	$37,437

Short Positions	$3,210
Price/Earnings Ratio (P/E)

Long Holdings	16.5

Short Positions	41.3
Price/Book Ratio (P/B)

Long Holdings	2.5

Short Positions	2.8

Portfolio Turnover Rate[2]	78%
Portfolio Turnover Rate

excluding short sales[2]	34%

 Top Long Holdings % of Net Assets1

Occidental Petroleum Corp.	3.3%

Exxon Mobil Corp.	3.3%

ONEOK, Inc.	3.2%

Hewlett-Packard Co.	3.1%

Raytheon Co.	2.9%

Total	15.8%

 Top Short Holdings % of Net Assets1

Spirit AeroSystems Holdings,

Inc., Class A	2.0%

Equinix Inc/old	1.9%

ITC Holdings Corp.	1.9%

Texas Industries, Inc.	1.7%

Aqua America, Inc.	1.5%

Total	9.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

16 Schwab Active Equity Funds

 Schwab Hedged Equity Fundtm

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	3 Years	5 Years	Since Inception

Investor Shares (3/1/05)	-8.06%	-8.23%	4.37%	n/a	4.23%
Select Shares (9/3/02)	-7.99%	-8.10%	4.54%	9.97%	8.92%
Benchmark: S&P 500® Index	-9.64%	-4.68%	8.23%	10.62%	(3/1/05) 6.52%
					(9/3/02) 9.57%
Fund Category: Morningstar Long-Short	-3.15%	-1.02%	5.60%	6.11%	(3/1/05) 4.65%
					(9/3/02) 4.86%

Fund Expense Ratios3: Investor Shares: 2.19% / Select Shares: Net 2.03%; Gross 2.04%

The Hedged Equity Fund’s long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/08 (amended on 5/8/08) as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. Includes dividend expense on securities sold short. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Active Equity Funds 17

Schwab Financial Services Fundtm

The Schwab Financial Services Fund returned -13.72% during the period, outperforming the benchmark S&P 1500 Super Composite Financials Sector Index, which returned -19.13%. Financials during the period experienced continued distress as they responded to shocks in housing, credit, and bond markets. Due to these difficult market conditions, the prices of securities across many financial sectors represented in the fund and benchmark index declined, accounting for negative absolute returns. Despite this negative overall investment environment, the fund outperformed the benchmark in relative terms. Industry group weightings had a positive impact on relative performance led by an underweight to the poorly performing Banks industry group. From a fundamental perspective the fund’s smaller-than-benchmark style contributed to outperformance relative to the benchmark. Stock selection also had a positive impact on relative performance. Better performing securities included Mastercard, Inc. and Western Union Co., while avoiding Citigroup Inc. and American International Group. helped returns relative to the benchmark. Positions in American Express Co. and Ameriprise Inc. led securities detracting from relative and absolute returns.

As of 04/30/08:

 Statistics

Number of Holdings	68
Weighted Average
Market Cap

($ x 1,000,000)	$21,298

Price/Earnings Ratio (P/E)	11.2

Price/Book Ratio (P/B)	1.8

Portfolio Turnover[2]	35%

 Industry Weightings % of Investments

Insurance	31.7%

Banks	16.3%

Diversified Financial	35.0%

Real Estate	5.2%

Software and Services	5.1%

Others	6.7%

Total	100.0%

 Top Holdings % Net Assets1

JPMorgan Chase & Co.	4.8%

Northern Trust Corp.	4.6%

Bank of New York Mellon Corp.	4.3%

State Street Corp.	4.1%

Bank of America Corp.	3.9%

Ameriprise Financial, Inc.	3.7%

MetLife, Inc.	3.4%

Commerce Bancshares, Inc.	3.3%

Loews Corp.	2.8%

Webster Financial Corp.	2.8%

Total	37.7%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

18 Schwab Active Equity Funds

 Schwab Financial Services Fundtm

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Financial Services Fundtm (7/3/00)*	-13.72%	-17.16%	10.17%	7.12%
Benchmark: S&P 1500 SuperComposite Financials Sector Index	-19.13%	-25.45%	5.75%	4.59%
Fund Category: Morningstar Financial Services	-16.94%	-20.03%	7.30%	7.17%

Fund Expense Ratio3: 0.90%

Since the Financial Services Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	Return for the report period presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/08 (amended on 5/8/08) as stated in the prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Active Equity Funds 19

Schwab Health Care Fundtm

The Schwab Health Care Fund returned -13.00% during the period, underperforming the benchmark S&P 1500 Super Composite Health Care Sector Index, which returned -11.52%. Due to difficult market conditions, the prices of securities across many health care sectors represented in the fund and benchmark index declined, accounting for negative absolute returns. In relative terms, industry group weightings had a neutral to slightly negative impact on performance. Stock selection contributed to both relative underperformance and negative absolute returns led by positions in Schering Plough Corp. and Merck & Co. Inc. From a fundamental perspective, the fund’s smaller-than-benchmark helped to offset declines resulting from security selection and poor market conditions.

Although Health Care is generally seen as a more defensive sector in down markets, two significant events occurred during the period which negatively impacted the sector. Merck & Co., Inc. and Schering-Plough Corp. experienced price declines as the effectiveness of the combination of their two cholesterol drugs, Vytorin and Zetia, was questioned. Also, in March, share prices of Humana and WellPoint declined as the companies reported that margins on Medicare Advantage programs declined.

As of 04/30/08:

 Statistics

Number of Holdings	86
Weighted Average
Market Cap

($ x 1,000,000)	$43,743

Price/Earnings Ratio (P/E)	21.9

Price/Book Ratio (P/B)	3.1

Portfolio Turnover[2]	24%

 Industry Weightings % of Investments

Pharmaceuticals & Biotechnology	59.3%
Health Care Equipment and

Services	39.3%

Materials	0.6%

Others	0.8%

Total	100.0%

 Top Holdings % Net Assets1

Johnson & Johnson	6.4%

Baxter International, Inc.	5.4%

Pfizer, Inc.	4.4%

Becton, Dickinson & Co.	4.3%

Merck & Co., Inc.	4.2%

Abbott Laboratories	3.8%

Eli Lilly & Co.	3.4%

CIGNA Corp.	3.2%

Express Scripts, Inc.	2.9%

Gilead Sciences, Inc.	2.8%

Total	40.8%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

20 Schwab Active Equity Funds

 Schwab Health Care Fundtm

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Health Care Fundtm (7/3/00)	-13.00%	-10.32%	15.73%	5.60%
Benchmark: S&P 1500 SuperComposite Health Care Sector Index	-11.52%	-10.01%	5.35%	1.14%
Fund Category: Morningstar Health Care	-11.39%	-7.15%	9.18%	1.95%

Fund Expense Ratio3: 0.82%

Since the Health Care Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/08 (amended on 5/8/08) as stated in the prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Active Equity Funds 21

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2007 and held through April 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/07	at 4/30/08	11/1/07 - 4/30/08

Schwab Premier Equity Fundtm
Investor Shares
Actual Return	1.16%	$1,000	$885.40	$5.44
Hypothetical 5% Return	1.16%	$1,000	$1,019.10	$5.82
Select Shares®
Actual Return	1.01%	$1,000	$885.80	$4.74
Hypothetical 5% Return	1.01%	$1,000	$1,019.84	$5.07

Schwab Core Equity Fundtm
Actual Return	0.75%	$1,000	$894.40	$3.53
Hypothetical 5% Return	0.75%	$1,000	$1,021.13	$3.77

Schwab Dividend Equity Fundtm
Investor Shares
Actual Return	1.04%	$1,000	$913.10	$4.95
Hypothetical 5% Return	1.04%	$1,000	$1,019.69	$5.22
Select Shares
Actual Return	0.89%	$1,000	$913.60	$4.23
Hypothetical 5% Return	0.89%	$1,000	$1,020.44	$4.47

Schwab Large-Cap Growth Fundtm
Investor Shares
Actual Return	1.16%	$1,000	$882.20	$5.43
Hypothetical 5% Return	1.16%	$1,000	$1,019.10	$5.82
Select Shares
Actual Return	0.99%	$1,000	$883.10	$4.64
Hypothetical 5% Return	0.99%	$1,000	$1,019.94	$4.97

Schwab Small-Cap Equity Fundtm
Investor Shares
Actual Return	1.29%	$1,000	$858.30	$5.96
Hypothetical 5% Return	1.29%	$1,000	$1,018.45	$6.47
Select Shares
Actual Return	1.12%	$1,000	$858.80	$5.18
Hypothetical 5% Return	1.12%	$1,000	$1,019.29	$5.62

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

22 Schwab Active Equity Funds

Fund Expenses (Unaudited) continued

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/07	at 4/30/08	11/1/07 - 4/30/08

Schwab Hedged Equity Fundtm
Investor Shares
Actual Return	2.29%	$1,000	$919.40	$10.93
Hypothetical 5% Return	2.29%	$1,000	$1,013.48	$11.46
Select Shares
Actual Return	2.12%	$1,000	$920.10	$10.12
Hypothetical 5% Return	2.12%	$1,000	$1,014.32	$10.62

Schwab Financial Services Focus Fund
Actual Return	0.92%	$1,000	$863.30	$4.26
Hypothetical 5% Return	0.92%	$1,000	$1,020.29	$4.62

Schwab Health Care Focus Fund
Actual Return	0.81%	$1,000	$870.00	$3.77
Hypothetical 5% Return	0.81%	$1,000	$1,020.84	$4.07

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab Active Equity Funds 23

Schwab Premier Equity Fund®

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	3/21/05[1] –
Investor Shares	04/30/08*	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	13.98	12.50	10.70	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.03	0.01	0.02
Net realized and unrealized gains (losses)	(1.56)	1.46	1.83	0.68

Total from investment operations	(1.54)	1.49	1.84	0.70
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.04)	—
Distributions from net realized gains	(0.86)	—	—	—

Total distributions	(0.89)	(0.01)	(0.04)	—

Net asset value at end of period	11.55	13.98	12.50	10.70

Total return (%)	(11.46)[2]	11.89	17.22	7.00	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.16 [3]	1.16 [4]	1.17	0.78	[3]
Gross operating expenses	1.16 [3]	1.16	1.18	1.23	[3]
Net investment income (loss)	0.34 [3]	0.18	0.01	0.52	[3]
Portfolio turnover rate	44 [2]	72	73	33	[2]
Net assets, end of period ($ x 1,000,000)	480	663	690	364

	11/1/07–	11/1/06–	11/1/05–	3/21/05[1] –
Select Shares	4/30/08*	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	14.01	12.51	10.71	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.04	0.02	0.03
Net realized and unrealized gains (losses)	(1.57)	1.48	1.83	0.68

Total from investment operations	(1.54)	1.52	1.85	0.71
Less distributions:
Distributions from net investment income	(0.05)	(0.02)	(0.05)	—
Distributions from net investment income	(0.86)	—	—	—

Total distributions	(0.91)	(0.02)	(0.05)	—

Net asset value at end of period	11.56	14.01	12.51	10.71

Total return (%)	(11.42)[2]	12.20	17.28	7.10	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.01 [3]	1.01	1.02	0.68	[3]
Gross operating expenses	1.01 [3]	1.01	1.03	1.08	[3]
Net investment income (loss)	0.49 [3]	0.32	0.17	0.63	[3]
Portfolio turnover rate	44 [2]	72	73	33	[2]
Net assets, end of period ($ x 1,000,000)	732	983	857	481
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 1.15% if interest expenses had not been included.

24 See financial notes

 Schwab Premier Equity Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.4%		Common Stock	1,113,975	1,192,855
0.9%		Short-Term Investments	11,590	11,590

99.3%		Total Investments	1,125,565	1,204,445
8.4%		Collateral Invested for Securities on Loan	102,051	102,051
(7	.7)%	Other Assets and Liabilities, Net		(93,908)

100.0%		Total Net Assets		1,212,588

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.4% of net assets

Banks 3.7%
FirstFed Financial Corp. (a) *	350,000	5,348
Regions Financial Corp. (a)	500,000	10,960
Sovereign Bancorp, Inc. (a)	1,200,000	8,964
Washington Mutual, Inc. (a)	1,100,000	13,519
Webster Financial Corp.	250,000	6,512

		45,303

Capital Goods 8.6%
AGCO Corp. (a) *	200,000	12,026
KBR, Inc.	325,000	9,373
L-3 Communications Holdings, Inc.	130,000	14,489
Lockheed Martin Corp.	125,000	13,255
Northrop Grumman Corp.	175,000	12,875
Raytheon Co.	250,000	15,992
The Boeing Co.	175,000	14,850
Tyco International Ltd.	250,000	11,698

		104,558

Commercial Services & Supplies 3.7%
Covanta Holding Corp. *	350,000	9,321
Republic Services, Inc.	300,000	9,537
Stericycle, Inc. *	200,000	10,676
Waste Management, Inc.	425,000	15,342

		44,876

Consumer Durables & Apparel 1.8%
NIKE, Inc., Class B	235,000	15,698
Pulte Homes, Inc.	450,000	5,868

		21,566

Consumer Services 1.1%
McDonald’s Corp.	225,000	13,406

Diversified Financials 6.4%
Ameriprise Financial, Inc.	200,000	9,498
Bank of New York Mellon Corp.	325,000	14,147
JPMorgan Chase & Co.	335,000	15,963
Northern Trust Corp.	225,000	16,675
SEI Investments Co.	375,000	8,726
State Street Corp.	175,000	12,624

		77,633

Energy 15.0%
Chevron Corp.	175,000	16,826
ConocoPhillips	150,000	12,922
Devon Energy Corp.	145,000	16,443
Exxon Mobil Corp.	185,000	17,218
FMC Technologies, Inc. (a) *	200,000	13,440
Global Industries Ltd. *	600,000	9,576
National-Oilwell Varco, Inc. *	175,000	11,979
Noble Energy	195,000	16,965
Occidental Petroleum Corp.	200,000	16,642
Oil States International, Inc. *	250,000	12,515
SEACOR Holdings, Inc. *	125,000	10,639
Sunoco, Inc.	175,000	8,122
Tidewater, Inc. (a)	225,000	14,674
W&T Offshore, Inc. (a)	100,000	4,090

		182,051

Food & Staples Retailing 1.3%
BJ’s Wholesale Club, Inc. (a) *	400,000	15,248

Food, Beverage & Tobacco 5.4%
Coca-Cola Enterprises, Inc.	475,000	10,688
General Mills, Inc.	275,000	16,610
Molson Coors Brewing Co., Class B	175,000	9,597
Reynolds American, Inc. (a)	250,000	13,462
The Coca-Cola Co.	250,000	14,717

		65,074

Health Care Equipment & Services 6.0%
Aetna, Inc.	275,000	11,990
Baxter International, Inc.	250,000	15,580
Becton, Dickinson & Co.	140,000	12,516
CIGNA Corp.	325,000	13,881
Express Scripts, Inc. *	175,000	12,253
Varian Medical Systems, Inc. *	150,000	7,032

		73,252

Household & Personal Products 1.1%
The Procter & Gamble Co.	200,000	13,410

See financial notes 25

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Insurance 5.0%
MetLife, Inc.	275,000	16,734
Prudential Financial, Inc.	188,300	14,256
The Chubb Corp.	325,000	17,215
The Hartford Financial Services Group, Inc.	174,000	12,401

		60,606

Materials 5.6%
Ashland, Inc.	250,000	13,255
Calgon Carbon Corp. *	100,000	1,425
Cytec Industries, Inc.	150,000	8,852
Owens-Illinois, Inc. *	200,000	11,030
Sigma-Aldrich Corp.	225,000	12,829
The Dow Chemical Co.	225,000	9,034
United States Steel Corp. (a)	75,000	11,546

		67,971

Media 3.8%
Omnicom Group, Inc.	240,000	11,458
Regal Entertainment Group, Class A (a)	550,000	10,428
The Walt Disney Co.	400,000	12,972
Viacom, Inc., Class B *	300,000	11,532

		46,390

Pharmaceuticals & Biotechnology 5.5%
Biogen Idec, Inc. *	140,000	8,497
Forest Laboratories, Inc. *	344,900	11,971
Invitrogen Corp. (a) *	90,000	8,421
Pfizer, Inc.	558,500	11,231
The Medicines Co. *	350,000	6,913
Thermo Fisher Scientific, Inc. *	250,000	14,468
Warner Chilcott Ltd., Class A (a) *	300,000	5,163

		66,664

Retailing 1.7%
Macy’s, Inc.	350,000	8,852
The Gap, Inc. (a)	600,000	11,172

		20,024

Semiconductors & Semiconductor Equipment 3.5%
Broadcom Corp., Class A (a) *	400,000	10,384
Intel Corp.	550,000	12,243
MEMC Electronic Materials, Inc. *	175,000	11,020
Zoran Corp. *	675,000	8,883

		42,530

Software & Services 8.7%
BMC Software, Inc. (a) *	400,000	13,904
Electronic Data Systems Corp.	680,600	12,632
MasterCard, Inc., Class A	35,000	9,735
Microsoft Corp.	400,000	11,408
Oracle Corp. *	700,000	14,595
Sybase, Inc. (a) *	535,000	15,740
Symantec Corp. *	800,000	13,776
Synopsys, Inc. *	575,000	13,288

		105,078

Technology Hardware & Equipment 5.7%
Apple, Inc. *	100,000	17,395
Hewlett-Packard Co.	350,000	16,222
International Business Machines Corp.	135,000	16,294
JDS Uniphase Corp. (a) *	550,000	7,871
NCR Corp. *	450,000	11,084

		68,866

Telecommunication Services 1.7%
CenturyTel, Inc.	375,000	12,169
Telephone & Data Systems, Inc.	225,000	8,617

		20,786

Transportation 1.5%
AMR Corp. (a) *	1,000,000	8,770
Norfolk Southern Corp.	150,000	8,937

		17,707

Utilities 1.6%
Edison International	150,000	7,826
ONEOK, Inc.	250,000	12,030

		19,856

Total Common Stock (Cost $1,113,975)		1,192,855

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.9% of net assets

Repurchase Agreement 0.8%
Fixed Income Clearing Corp. dated 04/30/08, due 05/01/08 at 1.75%, with a maturity value of $10,592 (fully collateralized by Federal National Mortgage Association with a value of $10,808).
	10,591	10,591

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.96%, 06/19/08 (b)	1,000	999

Total Short-Term Investments (Cost $11,590)		11,590

End of Investments.

26 See financial notes

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 8.4% of net assets
State Street Navigator Security Lending Prime Portfolio	102,051,310	102,051

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 4/30/08 the tax basis cost of the fund’s investments was $1,125,565 and the unrealized appreciation and depreciation were $143,496 and ($64,616), respectively, with a net appreciation of $78,880.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at
04/30/08. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
S & P 500 Index, e-mini, Long, expires 06/20/08	125	8,663	(33)

See financial notes 27

 Schwab Premier Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $99,384 (cost $1,125,565)		$1,204,445
Collateral invested for securities on loan		102,051
Receivables:
Investments sold		29,873
Dividends		615
Fund shares sold		464
Income from securities on loan		69
Interest	+	1

Total assets		1,337,518

Liabilities
Collateral for securities on loan		102,051
Payables:
Investments bought		20,892
Investment adviser and administrator fees		90
Transfer agent and shareholder services fees		16
Fund shares redeemed		1,788
Due to brokers for futures		33
Accrued expenses	+	60

Total liabilities		124,930

Net Assets
Total assets		1,337,518
Total liabilities	−	124,930

Net assets		$1,212,588
Net Assets by Source
Capital received from investors		1,106,089
Net investment income not yet distributed		678
Net realized capital gains		26,974
Net unrealized capital gains		78,847

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$480,197		41,559		$11.55
Select Shares	$732,391		63,354		$11.56

28 See financial notes

 Schwab Premier Equity Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends		$9,701
Interest		278
Securities on loan	+	213

Total Investment Income		10,192

Net Realized Gains and Losses
Net realized gains on investments		27,676
Net realized losses on futures contracts	+	(367)

Net realized gains		27,309

Net Unrealized Gains and Losses
Net unrealized losses on investments		(213,305)
Net unrealized losses on futures contracts	+	(357)

Net unrealized losses		(213,662)

Expenses
Investment adviser and administrator fees		6,028
Transfer agent and shareholder service fees:
Investor Shares		685
Select Shares		405
Shareholder reports		48
Portfolio accounting fees		35
Registration fees		30
Custodian fees		20
Professional fees		19
Trustees’ fees		8
Interest expense		6
Other expenses	+	7

Total expenses		7,291
Custody Credits	−	1

Net expenses		7,290

Increase (Decrease) in Net Assets from Operations
Total investment income		10,192
Net investment income not yet distributed	−	7,290

Net investment income		2,902
Net realized gains		27,309
Net unrealized losses	+	(213,662)

Decrease in net assets from operations		($183,451)

See financial notes 29

 Schwab Premier Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-04/30/08	11/1/06-10/31/07
Net investment income		$2,902	$4,370
Net realized gains		27,309	98,599
Net unrealized gains (losses)	+	(213,662)	80,460

Increase (Decrease) in net assets from operations		($183,451)	$183,429

Distributions to Shareholders
Distributions from net investment income
Investor Shares		1,212	334
Select Shares	+	3,379	1,669

Total distributions from net investment income		$4,591	$2,003

Distributions from net realized gains
Investor Shares		39,517	—
Select Shares	+	58,845	—

Total distributions from net realized gains		$98,362	$-

Total distributions		$102,953	$2,003

Transactions in Fund Shares

		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		1,437	$17,285	6,110	$80,950
Select Shares	+	4,983	59,523	21,080	280,364

Total Shares Sold		6,420	$76,808	27,190	$361,314

Shares Reinvested
Investor Shares		3,027	$37,593	24	$306
Select Shares	+	3,526	43,788	104	1,352

Total Shares Reinvested		6,553	$81,381	128	$1,658

Shares Redeemed
Investor Shares		(10,309)	($122,339)	(13,943)	($186,154)
Select Shares	+	(15,322)	(182,556)	(19,482)	(259,173)

Total Shares Redeemed		(25,631)	($304,895)	(33,425)	($445,327)

Net transactions in fund shares		(12,658)	($146,706)	(6,107)	($82,355)

Shares Outstanding and Net Assets
		11/1/07-04/30/08		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		117,571	$1,645,698	123,678	$1,546,627
Total increase or decrease	+	(12,658)	(433,110)	(6,107)	99,071

End of period		104,913	$1,212,588	117,571	$1,645,698

Net investment income not yet distributed			$678		$2,367

30 See financial notes

Schwab Core Equity Fundtm

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	20.49	18.40	15.81	13.81	12.71	10.89

Income (loss) from investment operations:
Net investment income (loss)	0.12	0.16	0.10	0.13	0.12	0.10
Net realized and unrealized gains (losses)	(2.26)	2.35	2.58	2.03	1.09	1.79

Total from investment operations	(2.14)	2.51	2.68	2.16	1.21	1.89
Less distributions:
Distributions from net investment income	(0.18)	(0.10)	(0.09)	(0.16)	(0.11)	(0.07)
Distributions from net realized gains	(0.05)	(0.32)	—	—	—	—

Total distributions	(0.23)	(0.42)	(0.09)	(0.16)	(0.11)	(0.07)

Net asset value at end of period	18.12	20.49	18.40	15.81	13.81	12.71

Total return (%)	(10.56)[1]	13.88	17.02	15.74	9.57	17.54

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.75 [2]	0.75	0.75	0.75	0.75	0.75
Gross operating expenses	0.78 [2]	0.78	0.81	0.85	0.88	0.88
Net investment income (loss)	1.27 [2]	0.91	0.63	0.93	0.89	0.94
Portfolio turnover rate	18 [1]	18	42	48	86	73
Net assets, end of period ($ x 1,000,000)	2,001	2,133	1,125	547	263	237
* Unaudited.
1 Not annualized.
2 Annualized.

See financial notes 31

 Schwab Core Equity Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.0%		Common Stock	1,850,056	1,981,410
0.6%		Short-Term Investments	12,334	12,334

99.6%		Total Investments	1,862,390	1,993,744
4.4%		Collateral Invested for Securities on Loan	87,713	87,713
(4	.0)%	Other Assets and Liabilities, Net		(80,695)

100.0%		Total Net Assets		2,000,762

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 99.0% of net assets

Automobiles & Components 0.2%
The Goodyear Tire & Rubber Co. *	130,530	3,496

Banks 1.0%
KeyCorp (a)	300,000	7,239
Regions Financial Corp. (a)	301,260	6,604
Washington Mutual, Inc. (a)	500,000	6,145

		19,988

Capital Goods 14.8%
AGCO Corp. (a) *	115,510	6,946
Emerson Electric Co.	178,320	9,319
Fluor Corp.	44,750	6,841
General Dynamics Corp.	50,110	4,531
Lockheed Martin Corp.	686,930	72,842
Northrop Grumman Corp.	220,450	16,218
Raytheon Co.	1,185,720	75,851
The Boeing Co.	964,460	81,844
Tyco International Ltd.	449,100	21,013

		295,405

Consumer Durables & Apparel 1.2%
Hasbro, Inc.	484,900	17,243
NIKE, Inc., Class B	106,000	7,081

		24,324

Consumer Services 0.3%
McDonald’s Corp.	100,000	5,958

Diversified Financials 7.5%
Ameriprise Financial, Inc.	433,550	20,589
Bank of New York Mellon Corp.	528,280	22,996
JPMorgan Chase & Co.	1,424,200	67,863
Northern Trust Corp.	43,290	3,208
State Street Corp.	495,100	35,717

		150,373

Energy 11.8%
Chevron Corp.	373,030	35,867
ConocoPhillips	374,900	32,297
Devon Energy Corp.	120,000	13,608
Exxon Mobil Corp.	946,950	88,133
Holly Corp.	100,000	4,148
National-Oilwell Varco, Inc. *	101,050	6,917
Noble Energy	190,000	16,530
Occidental Petroleum Corp.	464,490	38,650

		236,150

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	265,890	5,318
ConAgra Foods, Inc.	415,790	9,796
General Mills, Inc.	430,340	25,993
Philip Morris International, Inc. *	265,890	13,568
Reynolds American, Inc. (a)	143,960	7,752
Sara Lee Corp.	139,580	2,025
The Coca-Cola Co.	542,440	31,934

		96,386

Health Care Equipment & Services 5.1%
Aetna, Inc.	499,095	21,760
Baxter International, Inc.	496,680	30,953
Becton, Dickinson & Co.	123,110	11,006
CIGNA Corp.	326,760	13,956
Express Scripts, Inc. *	176,160	12,335
Humana, Inc. *	255,885	12,229

		102,239

Household & Personal Products 1.8%
Herbalife Ltd. (a)	60,000	2,627
The Procter & Gamble Co.	496,030	33,259

		35,886

Insurance 8.2%
Aflac, Inc.	160,400	10,694
American Financial Group, Inc.	54,290	1,489
Lincoln National Corp.	215,920	11,608
Loews Corp.	268,470	11,305
MetLife, Inc.	844,370	51,380
Nationwide Financial Services, Inc., Class A	81,650	4,092
Prudential Financial, Inc.	211,090	15,982
The Chubb Corp.	152,660	8,086
The Hartford Financial Services Group, Inc.	209,990	14,966

32 See financial notes

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

The Travelers Cos., Inc.	582,940	29,380
W. R. Berkley Corp.	163,230	4,193

		163,175

Materials 5.3%
AK Steel Holding Corp.	127,270	7,990
Celanese Corp., Series A	307,530	13,762
International Paper Co. (a)	327,155	8,562
Monsanto Co.	305,120	34,790
Owens-Illinois, Inc. *	73,710	4,065
Pactiv Corp. *	251,970	5,994
Sonoco Products Co.	326,650	10,763
Terra Industries, Inc. (a) *	125,000	4,733
The Lubrizol Corp.	188,070	10,968
United States Steel Corp. (a)	28,400	4,372

		105,999

Media 2.9%
CBS Corp., Class B	469,090	10,822
Omnicom Group, Inc.	463,050	22,106
Regal Entertainment Group, Class A (a)	77,100	1,462
The Walt Disney Co.	715,120	23,191

		57,581

Pharmaceuticals & Biotechnology 7.4%
Applied Biosystems Group-Applera Corp. (a)	553,650	17,667
Endo Pharmaceuticals Holdings, Inc. *	86,560	2,149
Forest Laboratories, Inc. *	350,000	12,148
Genentech, Inc. *	100,000	6,820
Gilead Sciences, Inc. *	250,000	12,940
Johnson & Johnson	50,000	3,355
Merck & Co., Inc.	817,080	31,082
Pfizer, Inc.	3,057,530	61,487

		147,648

Retailing 0.7%
Amazon.com, Inc. (a) *	168,610	13,258

Semiconductors & Semiconductor Equipment 1.8%
Broadcom Corp., Class A (a) *	629,150	16,333
Intel Corp.	758,020	16,873
Texas Instruments, Inc.	100,000	2,916

		36,122

Software & Services 6.1%
Accenture Ltd., Class A	125,000	4,694
BMC Software, Inc. (a) *	510,640	17,750
Cadence Design Systems, Inc. *	602,790	6,709
Electronic Data Systems Corp. (a)	1,838,330	34,119
McAfee, Inc. *	151,230	5,028
Microsoft Corp.	645,650	18,414
Oracle Corp. *	200,000	4,170
Symantec Corp. *	1,162,900	20,025
Synopsys, Inc. *	506,140	11,697

		122,606

Technology Hardware & Equipment 11.9%
Apple, Inc. *	236,565	41,150
Cisco Systems, Inc. *	202,650	5,196
Dolby Laboratories, Inc., Class A *	111,210	4,465
Hewlett-Packard Co.	1,728,900	80,135
International Business Machines Corp.	756,160	91,269
NCR Corp. *	126,445	3,114
Sun Microsystems, Inc. *	303,960	4,760
Xerox Corp. (a)	549,070	7,670

		237,759

Telecommunication Services 2.6%
AT&T, Inc.	263,221	10,190
CenturyTel, Inc.	248,360	8,059
Citizens Communications Co. (a)	1,282,555	13,749
Qwest Communications International, Inc. (a)	3,019,420	15,580
Telephone & Data Systems, Inc.	80,290	3,075
Verizon Communications, Inc.	57,720	2,221

		52,874

Transportation 0.1%
Continental Airlines, Inc., Class B (a) *	170,960	3,074

Utilities 3.5%
Duke Energy Corp.	425,000	7,782
Edison International	333,500	17,399
FirstEnergy Corp.	100,930	7,634
ONEOK, Inc.	392,590	18,891
PG&E Corp.	57,220	2,289
Public Service Enterprise Group, Inc.	322,120	14,144
The AES Corp. *	171,080	2,970

		71,109

Total Common Stock (Cost $1,850,056)		1,981,410

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.6% of net assets

Repurchase Agreement 0.6%
Fixed Income Clearing Corp. dated 04/30/08, due 05/01/08 at 1.75%, with a maturity value of $11,561 (fully collateralized by Federal Home Loan Bank with a value of $11,795.)
	11,560	11,560

See financial notes 33

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.96%, 06/19/08 (b)	775	774

Total Short-Term Investments (Cost $12,334)		12,334

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 4.4% of net assets
State Street Navigator Securities Lending Prime Portfolio	87,713,489	87,713

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $1,862,445, and the unrealized appreciation and depreciation were $251,279 and ($119,980), respectively, with a net unrealized appreciation of $131,299.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 04/30/08. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract 0.6% of net assets
S & P 500 Index, e-mini, Long, expires 06/20/08	175	12,128	(46)

34 See financial notes

 Schwab Core Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $85,065 (cost $1,862,390)		$1,993,744
Collateral invested for securities on loan		87,713
Receivables:
Investments sold		36,057
Fund shares sold		1,835
Dividends		1,184
Income from securities on loan		40
Interest		1
Prepaid expenses	+	2

Total assets		2,120,576

Liabilities
Collateral for securities on loan		87,713
Payables:
Investments bought		30,542
Investment adviser and administrator fees		81
Transfer agent and shareholder services fees		42
Fund shares redeemed		1,283
Due to brokers for futures		47
Accrued expenses	+	106

Total liabilities		119,814

Net Assets
Total assets		2,120,576
Total liabilities	−	119,814

Net assets		$2,000,762
Net Assets by Source
Capital received from investors		1,886,681
Net investment income not yet distributed		6,398
Net realized capital losses		(23,625)
Net unrealized capital gains		131,308

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$2,000,762		110,417		$18.12

See financial notes 35

 Schwab Core Equity Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends		$19,483
Interest		263
Securities on loan	+	96

Total Investment Income		19,842

Net Realized Gains and Losses
Net realized losses on investments		(23,585)
Net realized gains on futures contracts	+	530

Net realized losses		(23,055)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(212,219)
Net unrealized losses on futures contracts	+	(615)

Net unrealized losses		(212,834)

Expenses
Investment adviser and administrator fees		4,937
Transfer agent and shareholder service fees		2,456
Registration fees		65
Shareholder reports		61
Portfolio accounting fees		39
Custodian fees		21
Professional fees		18
Trustees’ fees		9
Interest expense		2
Other expenses	+	9

Total expenses		7,617
Expense reduction by adviser and Schwab	−	248

Net expenses		7,369

Increase (Decrease) in Net Assets from Operations
Total investment income		19,842
Net expenses	−	7,369

Net investment income		12,473
Net realized losses		(23,055)
Net unrealized losses	+	(212,834)

Decrease in net assets from operations		($223,416)

36 See financial notes

 Schwab Core Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-04/30/08	11/1/06-10/31/07
Net investment income		$12,473	$15,389
Net realized gains (losses)		(23,055)	4,262
Net unrealized gains (losses)	+	(212,834)	189,829

Increase (Decrease) in net assets from operations		(223,416)	209,480

Distributions to Shareholders
Distributions from net investment income		18,271	7,073
Distributions from net realized gains	+	4,682	21,463

Total distributions		$22,953	28,536

Transactions in Fund Shares

		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		18,465	$336,155	55,950	$1,081,379
Shares Reinvested		845	16,337	1,237	23,020
Shares Redeemed	+	(12,995)	(238,834)	(14,242)	(277,177)

Net transactions in fund shares		6,315	$113,658	42,945	$827,222

Shares Outstanding and Net Assets
		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		104,102	$2,133,473	61,157	$1,125,307
Total increase or decrease	+	6,315	(132,711)	42,945	1,008,166

End of period		110,417	2,000,762	104,102	2,133,473

Net investment income not yet distributed			$6,398		$12,196

See financial notes 37

Schwab Dividend Equity Fundtm

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	9/2/03[1]–
Investor Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	15.70	14.61	12.80	12.06	10.60	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14	0.26	0.24	0.26	0.29	0.05
Net realized and unrealized gains (losses)	(1.50)	1.38	1.97	0.93	1.49	0.55

Total from investment operations	(1.36)	1.64	2.21	1.19	1.78	0.60
Less distributions:
Distributions from net investment income	(0.15)	(0.24)	(0.24)	(0.26)	(0.32)	—
Distributions from net realized gains	(0.05)	(0.31)	(0.16)	(0.19)	—	—

Total distributions	(0.20)	(0.55)	(0.40)	(0.45)	(0.32)	—

Net asset value at end of period	14.14	15.70	14.61	12.80	12.06	10.60

Total return (%)	(8.69)[2]	11.43	17.63	9.98	17.00	6.00	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.04 [3]	1.04	1.05	1.07	0.65	—
Gross operating expenses	1.04 [3]	1.04	1.05	1.09	1.19	1.34	[3]
Net investment income (loss)	2.25 [3]	1.71	1.78	2.17	2.71	3.41	[3]
Portfolio turnover rate	12 [2]	18	36	26	39	2	[2]
Net assets, end of period ($ x 1,000,000)	621	760	624	528	267	94

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	9/2/03[1]–
Select Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	15.66	14.60	12.80	12.06	10.60	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17	0.28	0.26	0.28	0.31	0.05
Net realized and unrealized gains (losses)	(1.52)	1.37	1.98	0.93	1.48	0.55

Total from investment operations	(1.35)	1.65	2.24	1.21	1.79	0.60
Less distributions:
Distributions from net investment income	(0.18)	(0.28)	(0.28)	(0.28)	(0.33)	—
Distributions from net realized gains	(0.05)	(0.31)	(0.16)	(0.19)	—	—

Total distributions	(0.23)	(0.59)	(0.44)	(0.47)	(0.33)	—

Net asset value at end of period	14.08	15.66	14.60	12.80	12.06	10.60

Total return (%)	(8.64)[2]	11.55	17.86	10.17	17.07	6.00	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.89 [3]	0.89	0.90	0.92	0.54	—
Gross operating expenses	0.89 [3]	0.89	0.90	0.94	1.04	1.19	[3]
Net investment income (loss)	2.39 [3]	1.83	1.92	2.32	2.83	3.41	[3]
Portfolio turnover rate	12 [2]	18	36	26	39	2	[2]
Net assets, end of period ($ x 1,000,000)	1,182	1,340	729	509	252	111
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.

38 See financial notes

 Schwab Dividend Equity Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.4%	Common Stock	1,644,112	1,792,064
0.1%	Short-Term Investment	2,461	2,461

99.5%	Total Investments	1,646,573	1,794,525
0.5%	Other Assets and Liabilities, Net		8,224

100.0%	Total Net Assets		1,802,749

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 99.4% of net assets

Banks 3.0%
KeyCorp	492,500	11,884
Regions Financial Corp.	556,571	12,200
SunTrust Banks, Inc.	410,887	22,907
Washington Mutual, Inc.	500,000	6,145

		53,136

Capital Goods 11.6%
Cooper Industries Ltd., Class A	355,000	15,048
Eaton Corp.	210,000	18,446
Emerson Electric Co.	423,600	22,137
Harsco Corp.	174,400	10,347
L-3 Communications Holdings, Inc.	150,000	16,718
Lockheed Martin Corp.	324,000	34,357
Northrop Grumman Corp.	290,400	21,365
Raytheon Co.	487,100	31,160
The Boeing Co.	245,000	20,791
Tyco International Ltd.	300,000	14,037
United Technologies Corp.	75,000	5,435

		209,841

Commercial Services & Supplies 2.4%
R.R. Donnelley & Sons Co.	410,000	12,562
Republic Services, Inc.	290,000	9,219
Waste Management, Inc.	590,000	21,299

		43,080

Consumer Durables & Apparel 3.3%
D.R. Horton, Inc.	1,069,314	16,564
Hasbro, Inc.	475,000	16,891
Leggett & Platt, Inc.	150,000	2,490
Newell Rubbermaid, Inc.	500,000	10,265
NIKE, Inc., Class B	210,000	14,028

		60,238

Consumer Services 1.2%
McDonald’s Corp.	375,000	22,342

Diversified Financials 7.3%
Ameriprise Financial, Inc.	200,000	9,498
Bank of America Corp.	675,400	25,354
Bank of New York Mellon Corp.	879,845	38,300
JPMorgan Chase & Co.	775,584	36,957
State Street Corp.	285,000	20,560

		130,669

Energy 10.6%
Boardwalk Pipeline Partners L.P.	191,500	4,843
Chevron Corp.	375,000	36,057
ConocoPhillips	325,000	27,999
Devon Energy Corp.	160,000	18,144
Exxon Mobil Corp.	325,800	30,322
Noble Energy	175,000	15,225
Occidental Petroleum Corp.	420,000	34,948
The Williams Cos., Inc.	510,000	18,105
Valero Energy Corp.	125,000	6,106

		191,749

Food & Staples Retailing 0.5%
The Kroger Co.	335,000	9,129

Food, Beverage & Tobacco 7.9%
Altria Group, Inc.	410,000	8,200
Anheuser-Busch Cos., Inc.	200,000	9,840
ConAgra Foods, Inc.	650,000	15,314
General Mills, Inc.	370,000	22,348
H.J. Heinz Co.	485,000	22,809
Kellogg Co.	340,000	17,398
Reynolds American, Inc.	426,400	22,962
The Coca-Cola Co.	406,000	23,901

		142,772

Health Care Equipment & Services 2.8%
Baxter International, Inc.	325,000	20,254
Becton, Dickinson & Co.	254,000	22,708
McKesson Corp.	125,000	6,515

		49,477

Household & Personal Products 3.4%
Colgate-Palmolive Co.	235,000	16,614
Kimberly-Clark Corp.	435,000	27,836
The Procter & Gamble Co.	253,950	17,027

		61,477

Insurance 5.5%
Aon Corp.	396,250	17,986
HCC Insurance Holdings, Inc.	385,000	9,502

See financial notes 39

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Lincoln National Corp.	300,000	16,128
The Allstate Corp.	363,200	18,291
The Chubb Corp.	351,000	18,592
The Travelers Cos., Inc.	358,000	18,043

		98,542

Materials 4.4%
E.I. du Pont de Nemours & Co.	335,000	16,385
Eastman Chemical Co.	240,000	17,640
International Paper Co.	500,000	13,085
The Dow Chemical Co.	362,800	14,566
The Lubrizol Corp.	250,000	14,580
Weyerhaeuser Co.	50,000	3,194

		79,450

Media 1.2%
CBS Corp., Class B	500,000	11,535
Regal Entertainment Group, Class A	500,000	9,480

		21,015

Pharmaceuticals & Biotechnology 7.7%
Abbott Laboratories	425,000	22,419
Bristol-Myers Squibb Co.	675,000	14,830
Eli Lilly & Co.	444,000	21,374
Johnson & Johnson	387,000	25,964
Merck & Co., Inc.	560,000	21,302
PerkinElmer, Inc.	270,500	7,184
Pfizer, Inc.	1,100,000	22,121
Wyeth	95,000	4,225

		139,419

Retailing 0.3%
Genuine Parts Co.	121,000	5,138

Semiconductors & Semiconductor Equipment 2.6%
Analog Devices, Inc.	290,000	9,341
Applied Materials, Inc.	800,000	14,928
Intel Corp.	1,025,000	22,816

		47,085

Software & Services 3.9%
Accenture Ltd., Class A	535,000	20,089
Electronic Data Systems Corp.	560,000	10,394
Microsoft Corp.	1,050,000	29,946
Paychex, Inc.	266,300	9,685

		70,114

Technology Hardware & Equipment 4.0%
Harris Corp.	180,000	9,725
Hewlett-Packard Co.	520,000	24,102
International Business Machines Corp.	242,500	29,270
Seagate Technology	385,000	7,265
Xerox Corp.	120,000	1,676

		72,038

Telecommunication Services 4.5%
AT&T, Inc.	1,100,408	42,597
Citizens Communications Co.	880,000	9,434
Embarq Corp.	210,000	8,730
Verizon Communications, Inc.	527,300	20,290

		81,051

Transportation 0.5%
CSX Corp.	150,000	9,443

Utilities 10.8%
Alliant Energy Corp.	455,000	17,140
American Electric Power Co., Inc.	451,000	20,128
Consolidated Edison, Inc.	135,000	5,616
DTE Energy Co.	425,000	17,132
Edison International	441,000	23,007
FirstEnergy Corp.	364,100	27,540
Northeast Utilities	300,000	7,896
ONEOK, Inc.	180,000	8,662
PG&E Corp.	485,000	19,400
Progress Energy, Inc.	410,000	17,216
Public Service Enterprise Group, Inc.	490,000	21,516
TECO Energy, Inc.	600,000	9,606

		194,859

Total Common Stock (Cost $1,644,112)		1,792,064

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.1% of net assets

Commercial Paper & Other Obligations 0.1%
Wachovia, London Time Deposit
2.09%, 05/01/08	2,461	2,461

Total Short-Term Investment (Cost $2,461)		2,461

End of Investments.

(All dollar amounts are x 1,000)

At 04/30/08, the tax basis cost of the fund’s investments was $1,646,573, and the unrealized appreciation and depreciation were $248,408 and ($100,456), respectively, with a net unrealized appreciation of $147,952.

40 See financial notes

 Schwab Dividend Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $1,646,573)		$1,794,525
Receivables:
Investments sold		35,879
Dividends		2,923
Fund shares sold		1,265
Prepaid expenses	+	4

Total assets		1,834,596

Liabilities
Payables:
Investments bought		30,009
Investment adviser and administrator fees		115
Transfer agent and shareholder services fees		23
Fund shares redeemed		1,582
Accrued expenses	+	118

Total liabilities		31,847

Net Assets
Total assets		1,834,596
Total liabilities	−	31,847

Net assets		$1,802,749
Net Assets by Source
Capital received from investors		1,658,838
Net investment income not yet distributed		1,788
Net realized capital losses		(5,829)
Net unrealized capital gains		147,952

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$621,000		43,928		$14.14
Select Shares	$1,181,749		83,937		$14.08

See financial notes 41

 Schwab Dividend Equity Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends		$30,660
Interest	+	163

Total Investment Income		30,823

Net Realized Gains and Losses
Net realized losses on investments		(4,753)
Net realized losses on futures contracts	+	(1,203)

Net realized losses		(5,956)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(197,027)
Net unrealized gains on futures contracts	+	131

Net unrealized losses on investments		(196,896)

Expenses
Investment adviser and administrator fees		7,201
Transfer agent and shareholder service fees:
Investor Shares		829
Select Shares		608
Registration fees		65
Shareholder reports		50
Portfolio accounting fees		42
Custodian fees		24
Professional fees		20
Trustees’ fees		9
Interest expense		5
Other expenses	+	9

Net expenses		8,862

Increase (Decrease) in Net Assets from Operations
Total investment income		30,823
Net expenses	−	8,862

Net investment income		21,961
Net realized losses		(5,956)
Net unrealized losses	+	(196,896)

Decrease in net assets from operations		($180,891)

42 See financial notes

 Schwab Dividend Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-04/30/08	11/1/06-10/31/07
Net investment income		$21,961	$33,115
Net realized gains (losses)		(5,956)	8,254
Net unrealized gains (losses)	+	(196,896)	138,793

Increase (Decrease) in net assets from operations		(180,891)	180,162

Distributions to shareholders
Distributions from net investment income
Investor Shares		6,731	11,773
Select Shares	+	15,151	20,876

Total distributions from net investment income		21,882	32,649

Distributions from net realized gains
Investor Shares		2,493	13,513
Select Shares	+	4,513	16,664

Total distributions from net realized gains		7,006	30,177

Total distributions		$28,888	$62,826

Transactions in Fund Shares

		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		2,620	$37,812	19,321	$294,567
Select Shares	+	9,251	132,578	49,096	751,702

Total shares sold		11,871	$170,390	68,417	$1,046,269

Shares Reinvested
Investor Shares		534	$7,752	1,412	$21,131
Select Shares	+	760	11,021	1,561	23,343

Total shares reinvested		1,294	$18,773	2,973	$44,474

Shares Redeemed
Investor Shares		(7,639)	($110,305)	(15,025)	($230,326)
Select Shares	+	(11,658)	(167,073)	(14,990)	(229,725)

Total shares redeemed		(19,297)	($277,378)	(30,015)	($460,051)

Net transactions in fund shares		(6,132)	($88,215)	41,375	$630,692

Shares Outstanding and Net Assets
		11/1/07-04/30/08		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		133,997	$2,100,743	92,622	$1,352,715
Total increase or decrease	+	(6,132)	(297,994)	41,375	748,028

End of period		127,865	$1,802,749	133,997	$2,100,743

Net investment income not yet distributed			$1,788		$1,709

See financial notes 43

Schwab Large-Cap Growth Fundtm

Financial Statements

Financial Highlights

	11/1/07–		11/1/06–	11/1/05–	10/3/05[1]–
Investor Shares	4/30/08*		10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	12.75		11.07	9.73	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.02	0.01	(0.00)[2]
Net realized and unrealized gains (losses)	(1.53)		1.67	1.33	(0.27)

Total from investment operations	(1.50)		1.69	1.34	(0.27)
Less distributions:
Distributions from net investment income	(0.03)		(0.01)	(0.00)[2]	—

Net asset value at end of period	11.22		12.75	11.07	9.73

Total return (%)	(11.78)[3]		15.32	13.80	(2.70)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.16	[4]	1.18	1.20	1.20 [4]
Gross operating expenses	1.16	[4]	1.18	1.26	1.71 [4]
Net investment income (loss)	0.48	[4]	0.22	0.09	(0.61)[4]
Portfolio turnover rate	26	[3]	30	53	4 [3]
Net assets, end of period ($ x 1,000,000)	100		119	70	25

	11/1/07–		11/1/06–	11/1/05–	10/3/05[1]–
Select Shares	4/30/08*		10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	12.77		11.09	9.73	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.04	0.02	(0.00)[2]
Net realized and unrealized gains (losses)	(1.53)		1.67	1.35	(0.27)

Total from investment operations	(1.49)		1.71	1.37	(0.27)
Less distributions:
Distributions from net investment income	(0.05)		(0.03)	(0.01)	—

Net asset value at end of period	11.23		12.77	11.09	9.73

Total return (%)	(11.69)[3]		15.47	14.04	(2.70)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.99	[4]	0.99	0.99	0.99 [4]
Gross operating expenses	1.01	[4]	1.03	1.12	1.56 [4]
Net investment income (loss)	0.65	[4]	0.33	0.26	(0.40)[4]
Portfolio turnover rate	26	[3]	30	53	4 [3]
Net assets, end of period ($ x 1,000,000)	448		492	107	33
* Unaudited.
1 Commencement of operations.
2 Per share amount was less then $0.01.
3 Not annualized.
4 Annualized.

44 See financial notes

 Schwab Large Cap Growth Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.7%		Common Stock	520,369	545,497
0.1%		Short-Term Investment	769	769

99.8%		Total Investments	521,138	546,266
4.5%		Collateral Invested for Securities on Loan	24,794	24,794
(4	.3)%	Other Assets and Liabilities, Net		(23,652)

100.0%		Total Net Assets		547,408

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 99.7% of net assets

Automobiles & Components 0.5%
The Goodyear Tire & Rubber Co. *	93,200	2,496

Capital Goods 13.0%
Cooper Industries Ltd., Class A	111,800	4,739
Emerson Electric Co.	14,600	763
Fluor Corp. (a)	40,000	6,115
ITT Corp.	48,000	3,072
Lockheed Martin Corp.	250,000	26,510
Northrop Grumman Corp.	20,000	1,471
Raytheon Co.	122,800	7,856
The Boeing Co.	242,100	20,545

		71,071

Commercial Services & Supplies 0.9%
Covanta Holding Corp. *	195,000	5,193

Consumer Durables & Apparel 1.5%
Hasbro, Inc.	93,000	3,307
NIKE, Inc., Class B	70,000	4,676

		7,983

Consumer Services 1.0%
McDonald’s Corp.	90,000	5,362

Diversified Financials 2.2%
Bank of New York Mellon Corp.	79,000	3,439
JPMorgan Chase & Co.	73,900	3,521
Northern Trust Corp.	15,000	1,112
NYSE Euronext	25,000	1,652
State Street Corp.	33,000	2,381

		12,105

Energy 8.5%
Exxon Mobil Corp.	210,800	19,619
Halliburton Co. (a)	75,000	3,443
Holly Corp.	30,000	1,245
Noble Energy	105,000	9,135
Occidental Petroleum Corp.	122,500	10,193
Sunoco, Inc.	60,000	2,785

		46,420

Food, Beverage & Tobacco 4.6%
Altria Group, Inc.	165,000	3,300
General Mills, Inc.	168,100	10,153
H.J. Heinz Co.	23,500	1,105
Molson Coors Brewing Co., Class B	25,000	1,371
Philip Morris International, Inc. *	135,000	6,889
The Coca-Cola Co.	35,800	2,108

		24,926

Health Care Equipment & Services 8.4%
Aetna, Inc.	19,900	868
Baxter International, Inc.	320,000	19,942
Becton, Dickinson & Co.	60,800	5,436
CIGNA Corp.	40,500	1,730
Express Scripts, Inc. *	60,000	4,201
Humana, Inc. *	50,000	2,389
Kinetic Concepts, Inc. *	86,000	3,411
McKesson Corp.	50,000	2,606
Medtronic, Inc.	50,000	2,434
St. Jude Medical, Inc. *	35,000	1,532
Varian Medical Systems, Inc. *	35,000	1,641

		46,190

Household & Personal Products 2.0%
The Procter & Gamble Co.	160,000	10,728

Insurance 4.7%
Aflac, Inc.	154,300	10,287
Axis Capital Holdings Ltd.	97,600	3,310
MetLife, Inc.	37,500	2,282
Prudential Financial, Inc.	33,500	2,536
The Travelers Cos., Inc.	41,500	2,092
W. R. Berkley Corp.	200,000	5,138

		25,645

Materials 8.5%
AK Steel Holding Corp.	158,500	9,951
Celanese Corp., Series A	500,000	22,375
Monsanto Co.	45,000	5,131
Owens-Illinois, Inc. *	75,000	4,136
Sonoco Products Co.	89,000	2,933
The Lubrizol Corp.	35,000	2,041

		46,567

See financial notes 45

 Schwab Large Cap Growth Fund

Portfolio Holdings (Unauditied) continued

	Number	Value
Security	of Shares	($ x 1,000)

Media 2.0%
Omnicom Group, Inc.	114,000	5,442
The Walt Disney Co.	106,000	3,438
Viacom, Inc., Class B *	50,000	1,922

		10,802

Pharmaceuticals & Biotechnology 6.1%
Abbott Laboratories	27,000	1,424
Applied Biosystems Group-Applera Corp. (a)	120,500	3,845
Biogen Idec, Inc. *	75,000	4,552
Endo Pharmaceuticals Holdings, Inc. *	40,000	993
Forest Laboratories, Inc. *	125,000	4,339
Merck & Co., Inc.	200,000	7,608
Millennium Pharmaceuticals, Inc. *	100,000	2,487
Pfizer, Inc.	400,000	8,044

		33,292

Retailing 2.8%
Amazon.com, Inc. (a) *	144,000	11,323
GameStop Corp., Class A *	30,000	1,651
The Gap, Inc.	125,000	2,327

		15,301

Semiconductors & Semiconductor Equipment 4.8%
Applied Materials, Inc.	75,000	1,399
Broadcom Corp., Class A *	210,000	5,452
Intel Corp.	400,000	8,904
MEMC Electronic Materials, Inc. (a) *	75,000	4,723
NVIDIA Corp. *	120,000	2,466
Texas Instruments, Inc.	120,000	3,499

		26,443

Software & Services 11.6%
Accenture Ltd., Class A	280,000	10,514
Adobe Systems, Inc. *	40,000	1,492
BMC Software, Inc. *	231,500	8,047
Cadence Design Systems, Inc. *	273,500	3,044
eBay, Inc. *	165,500	5,178
Electronic Data Systems Corp.	106,000	1,967
MasterCard, Inc., Class A	10,000	2,782
Microsoft Corp.	572,500	16,328
Oracle Corp. *	285,000	5,942
Symantec Corp. *	366,000	6,302
Synopsys, Inc. *	93,500	2,161

		63,757

Technology Hardware & Equipment 14.3%
Agilent Technologies, Inc. *	47,700	1,441
Apple, Inc. *	65,000	11,307
Cisco Systems, Inc. *	300,700	7,710
Dolby Laboratories, Inc., Class A *	117,500	4,718
Hewlett-Packard Co.	530,000	24,565
International Business Machines Corp.	215,900	26,059
NCR Corp. *	67,500	1,662
Seagate Technology	45,000	849
Sun Microsystems, Inc. *	12,500	196

		78,507

Telecommunication Services 0.2%
Citizens Communications Co.	76,000	815

Transportation 0.1%
Continental Airlines, Inc., Class B *	43,500	782

Utilities 2.0%
Edison International	15,500	808
ONEOK, Inc.	88,200	4,244
PG&E Corp.	67,500	2,700
Public Service Enterprise Group, Inc.	35,000	1,537
The AES Corp. *	105,000	1,823

		11,112

Total Common Stock (Cost $520,369)		545,497

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.1% of net assets

Commercial Paper & Other Obligations 0.1%
Citibank, London Time Deposit
2.09%, 05/01/08	769	769

Total Short-Term Investments (Cost $769)		769

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 4.5% of net assets
State Street Navigator Security Lending Prime Portfolio	24,794,215	24,794

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 04/30/08, the tax basis cost of the fund’s investments was $521,196, and the unrealized appreciation and depreciation were $53,836 and ($28,766), respectively, with a net unrealized appreciation of $25,070.

*	Non-income producing security.
(a)	All or portion of security is on loan.

46 See financial notes

 Schwab Large Cap-Growth Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $23,662 (cost $521,138)		$546,266
Collateral invested for securities on loan		24,794
Receivables:
Investments sold		3,760
Fund shares sold		619
Dividends		234
Income from securities on loan		4
Prepaid expenses	+	1

Total assets		575,678

Liabilities
Collateral invested for securities on loan		24,794
Payables:
Investments bought		2,799
Investment adviser and administrator fees		41
Transfer agent and shareholder services fees		5
Fund shares redeemed		568
Accrued expenses	+	63

Total liabilities		28,270

Net Assets
Total assets		575,678
Total liabilities	−	28,270

Net assets		$547,408
Net Assets by Source
Capital received from investors		549,810
Net investment income not yet distributed		260
Net realized capital losses		(27,790)
Net unrealized capital gains		25,128

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$99,626		8,883		$11.22
Select Shares	$447,782		39,887		$11.23

See financial notes 47

 Schwab Large Cap-Growth Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends		$4,461
Interest		31
Securities on loan	+	52

Total Investment Income		4,544

Net Realized Gains and Losses
Net realized losses on investments		(22,801)
Net realized losses on futures contracts	+	(70)

Net realized losses		(22,871)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(51,252)
Net unrealized gains on futures contracts	+	12

Net unrealized losses		(51,240)

Expenses
Investment adviser and administrator fees		2,408
Transfer agent and shareholder service fees:
Investor Shares		131
Select Shares		225
Registration fees		49
Portfolio accounting fees		24
Shareholder reports		24
Professional fees		17
Custodian fees		8
Trustees’ fees		5
Interest expense		1
Other expenses	+	2

Total expenses		2,894
Expense reduction by adviser and Schwab	−	55

Net expenses		2,839

Increase (Decrease) in Net Assets from Operations
Total investment income		4,544
Net expenses	−	2,839

Net investment income		1,705
Net realized losses		(22,871)
Net unrealized losses	+	(51,240)

Decrease in net assets from operations		($72,406)

48 See financial notes

 Schwab Large Cap-Growth Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-4/30/08	11/1/06-10/31/07
Net investment income		$1,705	$1,279
Net realized losses		(22,871)	(2,041)
Net unrealized gains (losses)	+	(51,240)	61,526

Increase (Decrease) in net assets from operations		(72,406)	60,764

Distributions to Shareholders
Distributions from net investment income
Investor Shares		282	92
Select Shares	+	2,030	458

Total distributions from net investment income		$2,312	$550

Transactions in Fund Shares

		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		1,228	$14,191	5,538	$65,288
Select Shares	+	6,062	69,745	32,748	384,845

Total shares sold		7,290	$83,936	38,286	$450,133

Shares Reinvested
Investor Shares		21	$254	7	$80
Select Shares	+	27	328	10	110

Total shares reinvested		48	$582	17	$190

Shares Redeemed
Investor Shares		(1,668)	($19,013)	(2,566)	($30,404)
Select Shares	+	(4,731)	(54,100)	(3,868)	(46,276)

Total shares redeemed		(6,399)	($73,113)	(6,434)	($76,680)

Net transactions in fund shares		939	$11,405	31,869	$373,643

Shares Outstanding and Net Assets
		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		47,831	$610,721	15,962	$176,864
Total increase or decrease	+	939	(63,313)	31,869	433,857

End of period		48,770	$547,408	47,831	$610,721

Net investment income not yet distributed			$260		$867

See financial notes 49

Schwab Small Cap Equity Fundtm

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	07/1/03[1]–
Investor Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	18.10	17.72	15.72	14.13	11.81	10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.09)	(0.05)	0.01	(0.04)	(0.02)
Net realized and unrealized gains (losses)	(2.47)	0.55	2.48	3.12	2.58	1.83

Total from investment operations	(2.49)	0.46	2.43	3.13	2.54	1.81
Less distributions:
Distributions from net investment income	—	—	(0.00)[2]	—	—	—
Distributions from net realized gains	(1.07)	(0.08)	(0.43)	(1.54)	(0.22)	—

Total distributions	(1.07)	(0.08)	(0.43)	(1.54)	(0.22)	—

Net asset value at end of period	14.54	18.10	17.72	15.72	14.13	11.81

Total return (%)	(14.17)[3]	2.59	15.71	23.65	21.74	18.10	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.29 [4]	1.24	1.29	1.28	1.30	1.30	[4]
Gross operating expenses	1.29 [4]	1.24	1.29	1.38	1.61	1.73	[4]
Net investment income (loss)	(0.23)[4]	(0.43)	(0.39)	0.11	(0.35)	(0.54)[4]
Portfolio turnover rate	23 [3]	106	82	90	118	39	[3]
Net assets, end of period ($ x 1,000,000)	239	420	431	170	37	26

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	07/1/03[1]–
Select Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	18.22	17.80	15.78	14.16	11.81	10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.00)[2]	(0.10)	(0.02)	0.00 [2]	(0.02)	(0.01)
Net realized and unrealized gains (losses)	(2.50)	0.60	2.49	3.16	2.59	1.82

Total from investment operations	(2.50)	0.50	2.47	3.16	2.57	1.81
Less distributions:
Distributions from net investment income	—	—	(0.02)	—	—	—
Distributions from net realized gains	(1.07)	(0.08)	(0.43)	(1.54)	(0.22)	—

Total distributions	(1.07)	(0.08)	(0.45)	(1.54)	(0.22)	—

Net asset value at end of period	14.65	18.22	17.80	15.78	14.16	11.81

Total return (%)	(14.12)[3]	2.80	15.89	23.83	22.00	18.10	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.12 [4]	1.09	1.12	1.11	1.12	1.12	[4]
Gross operating expenses	1.14 [4]	1.09	1.14	1.23	1.46	1.58	[4]
Net investment income (loss)	(0.07)[4]	(0.28)	(0.21)	0.09	(0.16)	(0.36)[4]
Portfolio turnover rate	23 [3]	106	82	90	118	39	[3]
Net assets, end of period ($ x 1,000,000)	135	228	276	80	18	14
* Unaudited
1 Commencement of operations.
2 Per share amount was less than $0.01.
3 Not annualized.
4 Annualized.

50 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

97.9%		Common Stock	366,614	366,315
1.4%		Foreign Common Stock	5,171	5,190
0.4%		Short-Term Investment	1,337	1,337

99.7%		Total Investments	373,122	372,842
10.9%		Collateral Invested for Securities on Loan	40,671	40,671
(10	.6)%	Other Assets and Liabilities, Net		(39,472)

100.0%		Total Net Assets		374,041

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 97.9% of net assets

Automobiles & Components 1.4%
American Axle & Manufacturing Holdings, Inc.	24,600	495
Cooper Tire & Rubber Co.	27,900	367
Drew Industries, Inc. *	47,900	1,168
Lear Corp. (a) *	57,300	1,637
Stoneridge, Inc. *	58,700	855
TRW Automotive Holdings Corp. *	24,400	624

		5,146

Banks 6.5%
BancFirst Corp.	63,600	2,781
Banner Corp.	5,500	119
Chemical Financial Corp.	29,000	704
Commerce Bancshares, Inc.	86,715	3,772
Federal Agricultural Mortgage Corp., Class C	41,500	1,328
First Citizens BancShares, Inc., Class A	3,900	549
First Financial Bancorp	34,200	449
NBT Bancorp, Inc.	32,900	749
Popular, Inc. (a)	271,100	3,381
SVB Financial Group (a) *	87,700	4,267
UMB Financial Corp.	32,500	1,613
Webster Financial Corp.	138,100	3,598
Whitney Holding Corp. (a)	43,900	1,028

		24,338

Capital Goods 11.8%
Acuity Brands, Inc. (a)	158,200	7,568
AGCO Corp. *	154,000	9,260
American Woodmark Corp. (a)	20,900	394
Crane Co.	252,900	10,354
Cubic Corp.	50,500	1,369
EMCOR Group, Inc. *	311,000	7,794
Encore Wire Corp. (a)	38,500	870
EnPro Industries, Inc. *	48,200	1,750
Gardner Denver, Inc. *	29,600	1,375
Mueller Industries, Inc.	20,600	667
Tecumseh Products Co., Class A *	12,400	388
Tredegar Corp.	83,700	1,368
United Rentals, Inc. *	56,200	1,059

		44,216

Commercial Services & Supplies 3.6%
ABM Industries, Inc.	53,800	1,127
Allied Waste Industries, Inc. *	77,600	959
Bowne & Co., Inc.	63,100	1,050
CDI Corp.	3,300	90
IKON Office Solutions, Inc. (a)	445,200	4,875
Spherion Corp. *	465,700	2,301
Viad Corp.	14,500	456
Volt Information Sciences, Inc. *	107,000	1,427
Watson Wyatt Worldwide, Inc., Class A	18,100	1,061

		13,346

Consumer Durables & Apparel 6.3%
American Greetings Corp., Class A	283,100	5,067
Blyth, Inc.	426,400	7,181
Furniture Brands International, Inc. (a)	132,300	1,793
JAKKS Pacific, Inc. *	19,400	456
KB HOME (a)	2,800	63
La-Z-Boy, Inc. (a)	11,000	70
Lennar Corp., Class A (a)	8,700	160
Movado Group, Inc.	50,400	1,101
The Stanley Works	38,400	1,852
The Warnaco Group, Inc. *	121,200	5,592

		23,335

Consumer Services 2.0%
Burger King Holdings, Inc.	13,000	363
Career Education Corp. *	112,400	2,265
DeVry, Inc.	85,800	4,890
Regis Corp.	2,700	79

		7,597

Diversified Financials 0.5%
Advanta Corp., Class B	194,200	1,705
GAMCO Investors, Inc., Class A	5,800	267

		1,972

See financial notes 51

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Energy 10.4%
Cabot Oil & Gas Corp.	21,900	1,248
Callon Petroleum Co. *	1,600	32
Dresser-Rand Group, Inc. *	148,900	5,445
Holly Corp.	1,200	50
Massey Energy Co.	146,300	7,656
SEACOR Holdings, Inc. *	100,500	8,553
Stone Energy Corp. *	159,500	9,720
Tidewater, Inc.	35,700	2,328
W&T Offshore, Inc. (a)	92,000	3,763

		38,795

Food & Staples Retailing 1.2%
BJ’s Wholesale Club, Inc. *	121,000	4,613

Food, Beverage & Tobacco 2.3%
Alliance One International, Inc. *	666,000	4,096
Diamond Foods, Inc.	13,800	295
Universal Corp. (a)	65,300	4,191

		8,582

Health Care Equipment & Services 9.4%
AMERIGROUP Corp. (a) *	216,200	5,619
Analogic Corp. (a)	114,400	6,588
Apria Healthcare Group, Inc. *	182,700	3,219
CONMED Corp. *	69,800	1,781
Emergency Medical Services Corp., Class A (a) *	60,400	1,363
Health Net, Inc. *	21,800	639
Healthspring, Inc. *	93,400	1,573
Invacare Corp.	29,200	527
Magellan Health Services, Inc. *	249,600	9,632
Merit Medical Systems, Inc. *	136,900	2,014
Molina Healthcare, Inc. (a) *	62,500	1,552
Pediatrix Medical Group, Inc. *	8,000	544

		35,051

Household & Personal Products 0.4%
Alberto-Culver Co.	6,200	156
NBTY, Inc. *	52,300	1,472

		1,628

Insurance 5.3%
American Financial Group, Inc.	198,300	5,437
American Physicians Capital, Inc.	15,250	707
Delphi Financial Group, Inc., Class A	26,725	728
FBL Financial Group, Inc., Class A	34,300	950
Harleysville Group, Inc.	107,600	3,922
HCC Insurance Holdings, Inc.	57,100	1,409
Philadelphia Consolidated Holding Corp. *	82,000	3,024
Reinsurance Group of America, Inc.	62,700	3,259
Selective Insurance Group, Inc.	2,000	43
United America Indemnity Ltd., Class A *	12,400	192
United Fire & Casualty Co.	7,200	237

		19,908

Materials 6.5%
AK Steel Holding Corp.	102,700	6,447
Ashland, Inc.	43,300	2,296
H.B. Fuller Co.	16,000	369
OM Group, Inc. *	123,500	6,763
Rockwood Holdings, Inc. *	187,800	6,932
Sonoco Products Co.	37,200	1,226
The Lubrizol Corp.	6,500	379

		24,412

Pharmaceuticals & Biotechnology 5.4%
Cephalon, Inc. *	12,700	793
Invitrogen Corp. (a) *	115,800	10,835
King Pharmaceuticals, Inc. *	41,500	390
Medicis Pharmaceutical Corp., Class A	72,000	1,483
Nektar Therapeutics (a) *	213,200	1,028
OSI Pharmaceuticals, Inc. (a) *	88,300	3,060
Par Pharmaceutical Cos, Inc. *	73,900	1,260
Sepracor, Inc. *	30,700	661
Varian, Inc. *	9,100	463
VIVUS, Inc. *	43,400	246

		20,219

Real Estate 0.1%
Essex Property Trust, Inc.	1,500	178
Kilroy Realty Corp.	2,000	105

		283

Retailing 0.2%
Christopher & Banks Corp.	26,200	311
RadioShack Corp.	23,400	325
Rent-A-Center, Inc. *	6,800	146
The Pep Boys - Manny, Moe & Jack	11,400	102

		884

Semiconductors & Semiconductor Equipment 5.7%
Amkor Technology, Inc. *	151,600	1,448
Atmel Corp. *	357,100	1,328
Credence Systems Corp. *	886,600	922
Entegris, Inc. *	49,000	370
Integrated Device Technology, Inc. *	189,300	2,024
Novellus Systems, Inc. *	149,200	3,262
Photronics, Inc. *	198,500	2,104
Teradyne, Inc. *	378,800	5,034
Zoran Corp. *	375,100	4,936

		21,428

Software & Services 9.7%
Ariba, Inc. *	84,000	997

52 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Convergys Corp. *	9,900	156
Global Payments, Inc.	68,500	3,032
Hewitt Associates, Inc., Class A *	140,100	5,744
InfoSpace, Inc.	27,000	326
Novell, Inc. *	1,161,500	7,294
SPSS, Inc. *	25,100	1,060
Sybase, Inc. (a) *	440,500	12,959
Synopsys, Inc. *	137,100	3,168
Vignette Corp. *	116,700	1,348

		36,084

Technology Hardware & Equipment 5.3%
ADC Telecommunications, Inc. *	37,300	523
Dolby Laboratories, Inc., Class A *	130,100	5,224
Emulex Corp. *	420,900	5,510
Hutchinson Technology, Inc. *	97,800	1,383
JDS Uniphase Corp. (a) *	48,100	688
Methode Electronics, Inc.	267,100	2,895
Mettler-Toledo International, Inc. *	12,700	1,210
Plantronics, Inc.	39,900	994
Technitrol, Inc.	24,500	514
Vishay Intertechnology, Inc. *	92,500	874

		19,815

Telecommunication Services 0.7%
NTELOS Holdings Corp.	9,800	253
Syniverse Holdings, Inc. *	138,300	2,173
USA Mobility, Inc. *	21,100	151

		2,577

Transportation 2.6%
Con-way, Inc.	168,900	7,812
Continental Airlines, Inc., Class B *	88,400	1,589
JetBlue Airways Corp. (a) *	68,600	346

		9,747

Utilities 0.6%
Alliant Energy Corp.	62,100	2,339

Total Common Stock (Cost $366,614)		366,315

Foreign Common Stock 1.4% of net assets

Bermuda 1.4%

Insurance 1.4%
Platinum Underwriters Holdings Ltd.	144,700	5,190

Total Foreign Common Stock (Cost $5,171)		5,190

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.4% of net assets

Commercial Paper & Other Obligations 0.4%
Wachovia, London Time Deposit
2.09%, 05/01/08	1,337	1,337

Total Short-Term Investments (Cost $1,337)		1,337

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 10.9% of net assets
State Street Navigator Security Lending Prime Portfolio	40,671,410	40,671

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 04/30/08, the tax basis cost of the fund’s investments was $373,356 and the unrealized appreciation and depreciation were $44,123 and ($44,637), respectively, with a net unrealized depreciation of ($514).

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

See financial notes 53

 Schwab Small-Cap Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $39,207 (cost $373,122)		$372,842
Collateral invested for securities on loan		40,671
Receivables:
Investments sold		2,087
Dividends		220
Fund shares sold		68
Income from securities on loan		16
Prepaid expenses	+	1

Total assets		415,905

Liabilities
Collateral invested for securities on loan		40,671
Payables:
Investments bought		162
Investment adviser and administrator fees		42
Fund shares redeemed		909
Accrued expenses	+	80

Total liabilities		41,864

Net Assets
Total assets		415,905
Total liabilities	−	41,864

Net assets		$374,041
Net Assets by Source
Capital received from investors		405,222
Distributions in excess of net investment income		(388)
Net realized capital losses		(30,513)
Net unrealized capital losses		(280)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$239,050		16,442		$14.54
Select Shares	$134,991		9,212		$14.65

54 See financial notes

 Schwab Small-Cap Equity Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends		$2,122
Interest		221
Securities on loan	+	88

Total Investment Income		2,431

Net Realized Gains and Losses
Net realized losses on investments		(29,010)
Net realized losses on futures contracts	+	(1,219)

Net realized losses		(30,229)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(54,707)
Net unrealized losses on futures contracts	+	(76)

Net unrealized losses		(54,783)

Expenses
Investment adviser and administrator fees		2,237
Transfer agent and shareholder service fees:
Investor Shares		373
Select Shares		81
Registration fees		45
Shareholder reports		28
Portfolio accounting fees		28
Custodian fees		19
Professional fees		18
Trustees’ fees		6
Interest expense		1
Other expenses	+	4

Total expenses		2,840
Expense reduction by adviser and Schwab	−	14

Net expenses		2,826

Increase (Decrease) in Net Assets from Operations
Total investment income		2,431
Net expenses	−	2,826

Net investment loss		(395)
Net realized losses		(30,229)
Net unrealized losses	+	(54,783)

Decrease in net assets from operations		($85,407)

See financial notes 55

 Schwab Small-Cap Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-4/30/08	11/1/06-10/31/07
Net investment loss		($395)	($3,498)
Net realized gains (losses)		(30,229)	33,493
Net unrealized losses	+	(54,783)	(23,541)

Increase (Decrease) in net assets from operations		(85,407)	6,454

Distributions to Shareholders
Distributions from net realized gains
Investor Shares		22,156	2,059
Select Shares	+	11,434	1,551

Total distributions from net realized gains		$33,590	$3,610

Transactions in Fund Shares

		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		328	$4,970	9,679	$177,205
Select Shares	+	705	10,090	22,102	408,478

Total shares sold		1,033	$15,060	31,781	$585,683

Shares Reinvested
Investor Shares		1,303	$20,400	104	$1,890
Select Shares	+	640	10,084	49	897

Total shares reinvested		1,943	$30,484	153	$2,787

Shares Redeemed
Investor Shares		(8,397)	($128,184)	(10,906)	($199,419)
Select Shares	+	(4,656)	(72,669)	(25,103)	(450,090)

Total shares redeemed		(13,053)	($200,853)	(36,009)	($649,509)

Net transactions in fund shares		(10,077)	($155,309)	($4,075)	($61,039)

Shares Outstanding and Net Assets
		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,731	$648,347	39,806	$706,542
Total decrease	+	(10,077)	(274,306)	(4,075)	(58,195)

End of period		25,654	$374,041	35,731	$648,347

Net investment loss/
net investment income not yet distributed			($388)		$7

56 See financial notes

Schwab Hedged Equity Fundtm

Financial Statements

Financial Highlights

	11/1/07–		11/1/06–	11/1/05–	3/1/05[1]–
Investor Shares	4/30/08*		10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	16.35		15.95	14.45	13.51

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.11	0.06	0.03
Net realized and unrealized gains (losses)	(1.32)		0.36	1.74	0.91

Total from investment operations	(1.31)		0.47	1.80	0.94
Less distributions:
Distributions from net investment income	(0.13)		(0.07)	(0.04)	—
Distributions from net realized gains	—		—	(0.26)	—

Total distributions	(0.13)		(0.07)	(0.30)	—

Net asset value at end of period	14.91		16.35	15.95	14.45

Total return (%)	(8.06)[2]		2.94	12.71	6.96	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	2.29	[3]	2.19	2.11	2.32	[3]
Net operating expenses (excluding dividend expense on short sales)	1.94	[3]	1.93	1.99 [4]	2.05	[3,4]
Gross operating expenses	2.29	[3]	2.19	2.12	2.35	[3]
Net investment income (loss)	0.02	[3]	0.64	0.58	0.56	[3]
Portfolio turnover rate	78	[2]	72	100	87	[2]
Net assets, end of period ($ x 1,000,000)	139		211	207	33

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 2.00% and 1.98% for the periods ended 10/31/05 and 10/31/06, respectively, if interest expense had not been included.

See financial notes 57

 Schwab Hedged Equity Fundtm

Financial Highlights continued

	11/1/07–		11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Select Shares	4/30/08*		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	16.39		15.98	14.46	13.01	11.53	9.84

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.14	0.07	0.04	(0.09)	(0.09)
Net realized and unrealized gains (losses)	(1.33)		0.36	1.76	2.05	1.57	1.78

Total from investment operations	(1.30)		0.50	1.83	2.09	1.48	1.69
Less distributions:
Distributions from net investment income	(0.16)		(0.09)	(0.05)	—	—	—
Distributions from net realized gains	—		—	(0.26)	(0.64)	—	—

Total distributions	(0.16)		(0.09)	(0.31)	(0.64)	—	—

Net asset value at end of period	14.93		16.39	15.98	14.46	13.01	11.53

Total return (%)	(7.99)[1]		3.11	12.82	16.52	12.84	17.17

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	2.12	[2]	2.03 [3]	1.90	2.26	2.43	2.37
Net operating expenses (excluding dividend expense on short sales)	1.77	[2]	1.77	1.77 [4]	1.92 [4]	2.10 [4]	2.00
Gross operating expenses	2.14	[2]	2.04	1.97	2.39	2.71	2.77
Net investment income (loss)	0.20	[2]	0.79	0.77	0.55	(0.86)	(0.90)
Portfolio turnover rate	78	[1]	72	100	87	99	114
Net assets, end of period ($ x 1,000,000)	618		948	931	229	68	44
* Unaudited.
1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 2.02% if interest expenses had not been included.
4 The ratio of net operating expenses would have been 2.00%, 1.82%, and 1.76% for the periods ended 10/31/04, 10/31/05 and 10/31/06, respectively, if interest expense had not been included.

58 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

96.8%		Common Stock	683,967	733,636
0.9%		Short-Term Investment	6,893	6,893

97.7%		Total Investments	690,860	740,529
(45	.8)%	Short Sales	(360,226)	(346,930)
48.1%		Other Assets and Liabilities, Net		364,245

100.0%		Total Net Assets		757,844

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 96.8% of net assets

Automobiles & Components 3.1%
Ford Motor Co. *	1,205,400	9,956
Lear Corp. (a) *	465,300	13,294

		23,250

Banks 1.2%
Bank of Hawaii Corp.	90,500	4,962
Cullen/Frost Bankers, Inc.	13,600	759
Fannie Mae	19,900	563
UMB Financial Corp.	55,815	2,771

		9,055

Capital Goods 11.1%
Acuity Brands, Inc. (a)	193,100	9,238
AGCO Corp. (a) *	263,600	15,850
EMCOR Group, Inc. *	602,800	15,106
Emerson Electric Co.	82,400	4,306
Lockheed Martin Corp. (a)	163,300	17,317
Raytheon Co. (a)	345,300	22,089

		83,906

Commercial Services & Supplies 2.6%
Covanta Holding Corp. *	112,700	3,001
R.R. Donnelley & Sons Co. (a)	227,700	6,977
Waste Management, Inc.	279,200	10,079

		20,057

Consumer Durables & Apparel 3.4%
American Greetings Corp., Class A (a)	74,200	1,328
Blyth, Inc.	67,900	1,144
Hasbro, Inc.	217,300	7,727
Pulte Homes, Inc.	12,600	164
Snap-on, Inc. (a)	166,400	9,869
The Warnaco Group, Inc. *	128,600	5,934

		26,166

Consumer Services 1.0%
Burger King Holdings, Inc. (a)	244,600	6,824
DeVry, Inc. (a)	20,000	1,140

		7,964

Diversified Financials 5.6%
Bank of New York Mellon Corp. (a)	184,900	8,049
Discover Financial Services	26,300	479
JPMorgan Chase & Co.	66,800	3,183
Northern Trust Corp.	125,700	9,316
State Street Corp. (a)	299,700	21,620

		42,647

Energy 12.3%
Dresser-Rand Group, Inc. (a) *	175,300	6,411
Exxon Mobil Corp. (a)	266,000	24,757
Massey Energy Co. (a)	380,600	19,917
Noble Energy	71,800	6,246
Occidental Petroleum Corp. (a)	299,300	24,905
Stone Energy Corp. *	92,800	5,655
W&T Offshore, Inc.	123,200	5,039

		92,930

Food & Staples Retailing 0.9%
BJ’s Wholesale Club, Inc. (a) *	172,000	6,557

Food, Beverage & Tobacco 3.4%
Chiquita Brands International, Inc. *	263,100	5,985
H.J. Heinz Co.	42,200	1,985
Reynolds American, Inc. (a)	199,200	10,727
The Pepsi Bottling Group, Inc.	142,000	4,787
Universal Corp.	37,300	2,394

		25,878

Health Care Equipment & Services 7.0%
Baxter International, Inc.	319,500	19,911
Becton, Dickinson & Co. (a)	77,400	6,919
Boston Scientific Corp. *	378,400	5,044
CIGNA Corp.	59,700	2,550
Humana, Inc. *	172,100	8,225
Magellan Health Services, Inc. (a) *	262,500	10,130

		52,779

Household & Personal Products 0.8%
Alberto-Culver Co. (a)	197,400	4,969
The Procter & Gamble Co.	12,100	811

		5,780

See financial notes 59

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Insurance 3.3%
Harleysville Group, Inc.	70,400	2,566
Prudential Financial, Inc. (a)	152,100	11,515
W. R. Berkley Corp. (a)	422,412	10,852

		24,933

Materials 4.7%
AK Steel Holding Corp. (a)	162,100	10,177
Celanese Corp., Series A (a)	150,700	6,744
Owens-Illinois, Inc. *	4,500	248
Pactiv Corp. (a) *	89,200	2,122
Rockwood Holdings, Inc. *	53,500	1,975
Sonoco Products Co. (a)	201,500	6,639
The Lubrizol Corp. (a)	133,200	7,768

		35,673

Media 1.2%
Regal Entertainment Group, Class A (a)	101,100	1,917
The Walt Disney Co.	59,000	1,913
Viacom, Inc., Class B (a) *	142,400	5,474

		9,304

Pharmaceuticals & Biotechnology 4.3%
Applied Biosystems Group-Applera Corp.	204,900	6,538
Forest Laboratories, Inc. *	99,000	3,436
Invitrogen Corp. *	5,200	487
King Pharmaceuticals, Inc. (a) *	734,600	6,898
Medicis Pharmaceutical Corp., Class A	18,200	375
Pfizer, Inc.	230,600	4,637
The Medicines Co. *	134,200	2,651
Thermo Fisher Scientific, Inc. *	57,600	3,333
Varian, Inc. (a) *	89,700	4,569

		32,924

Retailing 2.0%
RadioShack Corp.	427,600	5,944
The Gap, Inc. (a)	486,800	9,064

		15,008

Semiconductors & Semiconductor Equipment 1.7%
Amkor Technology, Inc. (a) *	725,900	6,932
Atmel Corp. (a) *	483,600	1,799
Teradyne, Inc. (a) *	172,000	2,286
Zoran Corp. *	114,600	1,508

		12,525

Software & Services 6.5%
BMC Software, Inc. (a) *	568,200	19,751
Electronic Data Systems Corp.	100,600	1,867
Hewitt Associates, Inc., Class A (a) *	277,900	11,394
Sybase, Inc. (a) *	401,300	11,806
Synopsys, Inc. (a) *	204,200	4,719

		49,537

Technology Hardware & Equipment 8.0%
3Com Corp. *	1,871,300	4,472
Agilent Technologies, Inc. (a) *	33,100	1,000
Brocade Communications Systems, Inc. (a) *	309,100	2,213
Dolby Laboratories, Inc., Class A (a) *	242,932	9,754
Hewlett-Packard Co. (a)	508,000	23,546
International Business Machines Corp. (a)	117,500	14,182
JDS Uniphase Corp. *	257,800	3,689
NCR Corp. *	6,500	160
Plantronics, Inc.	50,900	1,268
Tellabs, Inc. *	63,100	326

		60,610

Telecommunication Services 3.1%
CenturyTel, Inc.	523,300	16,981
Qwest Communications International, Inc. (a)	298,900	1,542
Sprint Nextel Corp.	18,600	148
Syniverse Holdings, Inc. (a) *	93,300	1,466
Telephone & Data Systems, Inc. (a)	94,300	3,612

		23,749

Transportation 2.0%
Arkansas Best Corp.	76,200	3,008
Con-way, Inc. (a)	195,700	9,051
Continental Airlines, Inc., Class B (a) *	138,200	2,485
JetBlue Airways Corp. *	61,000	308
Union Pacific Corp.	2,100	305

		15,157

Utilities 7.6%
Edison International (a)	161,900	8,447
ONEOK, Inc.	510,500	24,565
Public Service Enterprise Group, Inc. (a)	402,800	17,687
Reliant Energy, Inc. (a) *	254,400	6,548

		57,247

Total Common Stock (Cost $683,967)		733,636

60 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.9% of net assets

Repurchase Agreement 0.9%
Fixed Income Clearing Corp. dated 04/30/08, due 05/01/08 at 1.75%, with a maturity value of $6,893 (fully collateralized by Federal National Mortgage Association with a value of $7,033.)
	6,893	6,893

Total Short-Term Investments (Cost $6,893)		6,893

End of Investments.

(All dollar amounts are x 1,000)

At 04/30/08, the tax basis cost of the fund’s investments was $691,254 and the unrealized appreciation and depreciation were $97,702 and ($48,427), respectively, with a net unrealized appreciation of $49,275.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.

See financial notes 61

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Short Sales 45.8% of net assets

Automobiles & Components 0.6%
Thor Industries, Inc.	55,400	1,680
WABCO Holdings, Inc.	51,700	2,469

		4,149

Banks 1.0%
City National Corp.	46,700	2,266
MB Financial, Inc.	70,205	2,015
Pacific Capital Bancorp	108,600	2,213
TCF Financial Corp.	58,000	1,009

		7,503

Capital Goods 5.8%
Aircastle Ltd.	74,900	1,047
Albany International Corp., Class A	70,700	2,566
Bucyrus International, Inc., Class A	69,600	8,765
Franklin Electric Co., Inc.	54,000	2,091
Graco, Inc.	41,800	1,731
Spirit AeroSystems Holdings, Inc., Class A *	498,900	14,553
Triumph Group, Inc.	52,500	3,091
Watsco, Inc.	219,200	9,945

		43,789

Commercial Services & Supplies 1.0%
RSC Holdings, Inc. *	170,600	1,576
The Geo Group, Inc. *	221,500	5,859

		7,435

Consumer Durables & Apparel 0.6%
Pool Corp.	208,200	4,545

Consumer Services 2.3%
H&R Block, Inc.	83,900	1,835
Las Vegas Sands Corp. *	43,000	3,278
Scientific Games Corp., Class A *	225,700	6,356
The Cheesecake Factory, Inc. *	253,400	5,734

		17,203

Diversified Financials 0.0%
Allied Capital Corp.	9,400	189

Energy 4.9%
BPZ Resources, Inc. *	82,000	1,597
CARBO Ceramics, Inc.	21,300	1,012
CNX Gas Corp. *	77,400	3,177
Continental Resources, Inc. *	154,700	6,647
Delta Petroleum Corp. *	375,100	9,205
Goodrich Petroleum Corp. *	1,200	41
Peabody Energy Corp.	177,600	10,857
RPC, Inc.	113,700	1,452
Ultra Petroleum Corp. *	34,200	2,841

		36,829

Food & Staples Retailing 1.1%
United Natural Foods, Inc. *	83,800	1,659
Whole Foods Market, Inc.	215,400	7,031

		8,690

Food, Beverage & Tobacco 0.0%
Dean Foods Co. *	12,800	297

Health Care Equipment & Services 3.8%
American Medical Systems Holdings, Inc. *	732,800	10,332
Emeritus Corp. *	29,000	715
Healthways, Inc. *	18,300	668
Integra LifeSciences Holdings *	143,200	6,067
Psychiatric Solutions, Inc. *	39,600	1,375
ResMed, Inc. *	86,500	3,730
The Cooper Cos., Inc.	175,500	6,143

		29,030

Insurance 0.1%
National Financial Partners Corp.	31,500	848

Materials 4.9%
Coeur d’Alene Mines Corp. *	96,640	297
Louisiana-Pacific Corp.	397,100	4,571
Martin Marietta Materials, Inc.	87,800	9,603
RTI International Metals, Inc. *	229,400	9,449
Texas Industries, Inc.	168,400	13,036

		36,956

Media 0.2%
Lamar Advertising Co., Class A *	28,900	1,143
National CineMedia, Inc.	8,900	170

		1,313

Pharmaceuticals & Biotechnology 2.5%
Alexion Pharmaceuticals, Inc. *	1,000	70
AMAG Pharmaceuticals, Inc. *	20,900	858
Amylin Pharmaceuticals, Inc. *	251,800	6,945
APP Pharmaceuticals, Inc. *	76,400	998
Auxilium Pharmaceuticals, Inc. *	158,000	4,858
Cepheid, Inc. *	272,600	5,335

		19,064

Real Estate 0.5%
Forest City Enterprises, Inc., Class A	105,156	3,884

Retailing 1.9%
Cabela’s, Inc. *	273,600	3,702
Limited Brands, Inc.	137,400	2,545
PetSmart, Inc.	190,900	4,272
The Sherwin-Williams Co.	4,000	221

62 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Zumiez, Inc. *	181,100	3,794

		14,534

Semiconductors & Semiconductor Equipment 0.8%
Micron Technology, Inc. *	762,300	5,885

Software & Services 4.5%
ACI Worldwide, Inc. *	195,400	4,318
Commvault Systems, Inc. *	63,500	781
Equinix, Inc. *	157,144	14,209
Quality Systems, Inc.	227,300	7,301
Syntel, Inc.	60,100	1,990
THQ, Inc. *	249,700	5,314

		33,913

Technology Hardware & Equipment 1.7%
Daktronics, Inc.	540,900	8,000
Data Domain, Inc. *	104,900	2,281
L-1 Identity Solutions, Inc. *	170,000	2,450

		12,731

Telecommunication Services 0.7%
Cbeyond, Inc. *	61,700	1,218
Leap Wireless International, Inc. *	75,000	4,010

		5,228

Transportation 1.9%
Eagle Bulk Shipping, Inc.	158,800	4,674
Genco Shipping & Trading Ltd.	64,100	4,336
Knight Transportation, Inc.	335,100	5,693

		14,703

Utilities 5.0%
Aqua America, Inc.	591,100	10,894
DPL, Inc.	60,500	1,684
Equitable Resources, Inc.	119,500	7,931
IDACORP, Inc.	93,600	3,036
ITC Holdings Corp.	249,800	13,934
Vectren Corp.	25,900	733

		38,212

Total Short Sales (Proceeds $360,226)
		346,930

End of Short Sale Positions.

* Non-income producing security.

See financial notes 63

 Schwab Hedged Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $690,860)		$740,529
Deposits with broker for short sales		373,472
Receivables:
Investments sold		48,643
Fund shares sold		1,193
Dividends		407
Prepaid expenses	+	2

Total assets		1,164,246

Liabilities
Securities sold short, at value (proceeds $360,226)		346,930
Payables:
Investments bought		57,159
Investment adviser and administrator fees		103
Transfer agent and shareholder services fees		6
Fund shares redeemed		1,949
Dividends on short sales		106
Payable to custodian		99
Accrued expenses	+	50

Total liabilities		406,402

Net Assets
Total assets		1,164,246
Total liabilities	−	406,402

Net assets		$757,844
Net Assets by Source
Capital received from investors		730,556
Distributions in excess of net investment income		(835)
Net realized capital losses		(34,842)
Net unrealized capital gains		62,965

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$139,447		9,353		$14.91
Select Shares	$618,397		41,426		$14.93

64 See financial notes

 Schwab Hedged Equity Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends		$6,544
Interest	+	4,220

Total Investment Income		10,764

Net Realized Gains and Losses
Net realized gains on investments		649
Net realized gains on short sales		8,247
Net realized gains on futures contracts	+	1,591

Net realized gains		10,487

Net Unrealized Gains and Losses
Net unrealized losses on investments		(116,606)
Net unrealized gains on short sales	+	21,609

Net unrealized losses		(94,997)

Expenses
Investment adviser and administrator fees		7,731
Transfer agent and shareholder service fees:
Investor Shares		214
Select Shares		379
Dividends on short sales		1,593
Portfolio accounting fees		30
Professional fees		27
Registration fees		21
Shareholder reports		19
Custodian fees		17
Interest expense		13
Trustees’ fees		7
Tax expense		5
Other expenses	+	6

Total expenses		10,062
Expense reduction by Schwab	−	77
Custody credit	−	2

Net expenses		9,983

Increase (Decrease) in Net Assets from Operations
Total investment income		10,764
Net expenses	−	9,983

Net investment income		781
Net realized gains		10,487
Net unrealized losses	+	(94,997)

Decrease in net assets from operations		($83,729)

See financial notes 65

 Schwab Hedged Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-4/30/08	11/1/06-10/31/07
Net investment income		$781	$10,205
Net realized gains (losses)		10,487	(22,790)
Net unrealized gains (losses)	+	(94,997)	37,380

Increase (Decrease) in net assets from operations		(83,729)	24,795

Distributions to Shareholders
Distributions from net investment income
Investor Shares		1,512	943
Select Shares	+	8,314	5,319

Total distributions from net investment income		$9,826	$6,262

Transactions in Fund Shares

		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		763	$11,749	7,347	$118,205
Select Shares	+	4,415	68,045	36,575	591,433

Total shares sold		5,178	$79,794	43,922	$709,638

Shares Reinvested
Investor Shares		90	$1,391	54	$864
Select Shares	+	424	6,600	276	4,400

Total shares reinvested		514	$7,991	330	$5,264

Shares Redeemed
Investor Shares		(4,401)	($67,762)	(7,485)	($120,355)
Select Shares	+	(21,285)	(328,005)	(37,207)	(591,582)

Total shares redeemed		(25,686)	($395,767)	(44,692)	($711,937)

Net transactions in fund shares		(19,994)	($307,982)	(440)	$2,965

Shares Outstanding and Net Assets
		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		70,773	$1,159,381	71,213	$1,137,883
Total increase or decrease	+	(19,994)	(401,537)	(440)	21,498

End of period		50,779	$757,844	70,773	$1,159,381

Distributions in excess of net investment income/			($835)		$8,210
Net investment income not yet distributed

66 See financial notes

Schwab Financial Services Fundtm

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	15.88	15.75	14.42	13.12	11.77	9.44

Income (loss) from investment operations:
Net investment income (loss)	0.11	0.18	0.10	0.12	0.08	0.11
Net realized and unrealized gains (losses)	(2.27)	0.25	1.98	2.21	1.37	2.37

Total from investment operations	(2.16)	0.43	2.08	2.33	1.45	2.48
Less distributions:
Distributions from net investment income	(0.21)	(0.11)	(0.11)	(0.09)	(0.10)	(0.15)
Distributions from net realized gains	(0.02)	(0.19)	(0.64)	(0.94)	—	—

Total distributions	(0.23)	(0.30)	(0.75)	(1.03)	(0.10)	(0.15)

Net asset value at end of period	13.49	15.88	15.75	14.42	13.12	11.77

Total return (%)	(13.67)[1]	2.75	14.85	18.62	12.39	26.68

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.92 [2]	0.90	0.98	1.07	1.05	1.04 [3]
Gross operating expenses	0.92 [2]	0.90	0.98	1.15	1.25	1.49
Net investment income (loss)	1.49 [2]	1.06	0.87	1.01	0.62	1.05
Portfolio turnover rate	35 [1]	54	57	74	85	181
Net assets, end of period ($ x 1,000,000)	90	94	95	29	20	18
* Unaudited.
1 Not annualized.
2 Annualized
3 The ratio of net operating expenses would have been 1.03% if interest expense had not been included.

See financial notes 67

 Schwab Financial Services Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

93.3%		Common Stock	83,481	84,381
6.7%		Short-Term Investments	6,057	6,057

100.0%		Total Investments	89,538	90,438
9.5%		Collateral Invested for Securities on Loan	8,595	8,595
(9	.5)%	Other Assets and Liabilities, Net		(8,628)

100.0%		Total Net Assets		90,405

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 93.3% of net assets

Banks 16.3%
1st Source Corp.	6,000	119
BancFirst Corp.	18,900	826
Bank of Hawaii Corp.	1,300	71
Banner Corp.	2,100	45
Centennial Bank Holdings, Inc. *	62,500	391
Commerce Bancshares, Inc.	68,646	2,986
Community Trust Bancorp, Inc.	9,100	274
Fannie Mae	30,000	849
First Citizens BancShares, Inc., Class A	7,408	1,043
First Financial Bancorp	37,700	495
KeyCorp	3,900	94
Popular, Inc. (a)	123,400	1,539
Regions Financial Corp.	37,500	822
Sovereign Bancorp, Inc. (a)	88,400	660
SVB Financial Group (a) *	11,600	564
Washington Mutual, Inc. (a)	119,000	1,463
Webster Financial Corp.	96,500	2,514

		14,755

Diversified Financials 35.0%
Advanta Corp., Class B	33,750	296
Ameriprise Financial, Inc.	71,000	3,372
Bank of America Corp.	94,100	3,533
Bank of New York Mellon Corp.	88,200	3,839
Capital One Financial Corp. (a)	21,100	1,118
Discover Financial Services (a)	39,000	710
GAMCO Investors, Inc., Class A	12,500	575
JPMorgan Chase & Co.	90,000	4,289
LaBranche & Co., Inc. *	38,570	247
Northern Trust Corp.	55,800	4,135
NYSE Euronext	24,000	1,587
Piper Jaffray Cos., Inc. *	20,300	756
Raymond James Financial, Inc.	51,300	1,476
State Street Corp.	51,900	3,744
TD Ameritrade Holding Corp. *	110,000	1,991

		31,668

Insurance 31.7%
ACE Ltd.	18,700	1,128
American Financial Group, Inc.	77,950	2,137
American Physicians Capital, Inc.	13,250	614
Aon Corp.	8,200	372
Arch Capital Group Ltd. *	5,500	389
Assurant, Inc.	17,100	1,112
Axis Capital Holdings Ltd.	22,100	749
Genworth Financial, Inc., Class A	88,000	2,029
HCC Insurance Holdings, Inc.	44,700	1,103
Lincoln National Corp.	38,700	2,081
Loews Corp.	60,600	2,552
MetLife, Inc.	51,000	3,103
Prudential Financial, Inc.	20,300	1,537
RenaissanceRe Holdings Ltd.	4,700	242
The Chubb Corp.	47,400	2,511
The Hartford Financial Services Group, Inc.	31,500	2,245
The Navigators Group, Inc. *	9,000	441
The Travelers Cos., Inc.	42,800	2,157
Transatlantic Holdings, Inc.	6,800	441
Unum Group	52,300	1,214
W. R. Berkley Corp.	19,125	491

		28,648

Real Estate 5.2%
AMB Property Corp.	3,500	202
AvalonBay Communities, Inc. (a)	2,700	269
Boston Properties, Inc. (a)	5,300	533
BRE Properties, Inc.	4,000	192
DiamondRock Hospitality Co.	10,000	127
Equity Residential	11,000	457
Essex Property Trust, Inc.	2,500	297
HCP, Inc.	9,000	321
Host Hotels & Resorts, Inc.	19,000	327
ProLogis	9,400	589
Simon Property Group, Inc.	8,000	799
Vornado Realty Trust (a)	6,700	624

		4,737

Software & Services 5.1%
MasterCard, Inc., Class A (a)	9,000	2,503
Western Union Co.	90,000	2,070

		4,573

Total Common Stock (Cost $83,481)		84,381

68 See financial notes

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 6.7% of net assets
Citibank Nassau Time Deposit
2.09%, 05/01/08	1,197	1,197
Wachovia, London Time Deposit
2.09%, 05/01/08	2,430	2,430
Wells Fargo London Time Deposit
2.09%, 05/01/08	2,430	2,430

Total Short-Term Investments (Cost $6,057)		6,057

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 9.5% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	8,595,286	8,595

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $89,538 and the unrealized appreciation and depreciation were $6,982 and ($6,082), respectively, with a net unrealized appreciation of $900.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

See financial notes 69

 Schwab Financial Services Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $8,419 (cost $89,538)		$90,438
Collateral invested for securities on loan		8,595
Receivables:
Investments sold		1,008
Fund shares sold		690
Dividends		55
Income from securities on loan	+	5

Total assets		100,791

Liabilities
Collateral invested for securities on loan		8,595
Payables:
Investments bought		1,576
Investment adviser and administrator fees		4
Transfer agent and shareholder services fees		2
Fund shares redeemed		203
Accrued expenses	+	6

Total liabilities		10,386

Net Assets
Total assets		100,791
Total liabilities	−	10,386

Net assets		$90,405
Net Assets by Source
Capital received from investors		92,184
Net investment income not yet distributed		290
Net realized capital losses		(2,969)
Net unrealized capital gains		900

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$90,405		6,703		$13.49

70 See financial notes

 Schwab Financial Services Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends		$937
Interest		41
Securities on loan	+	12

Total Investment Income		990

Net Realized Gains and Losses
Net realized losses on investments		(2,968)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(10,161)

Expenses
Investment adviser and administrator fees		221
Transfer agent and shareholder service fees		103
Portfolio accounting fees		18
Professional fees		14
Registration fees		11
Shareholder reports		4
Trustees’ fees		3
Custodian fees		3
Other expenses	+	1

Total expenses		378

Increase (Decrease) in Net Assets from Operations
Total investment income		990
Net expenses	−	378

Net investment income		612
Net realized losses		(2,968)
Net unrealized losses	+	(10,161)

Decrease in net assets from operations		($12,517)

See financial notes 71

 Schwab Financial Services Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-4/30/08	11/1/06-10/31/07
Net investment income		$612	$1,099
Net realized gains (losses)		(2,968)	184
Net unrealized gains (losses)	+	(10,161)	1,303

Increase (Decrease) in net assets from operations		(12,517)	2,586

Distributions to Shareholders
Distribution from net investment income		1,182	704
Distribution from net realized gains	+	140	1,228

Total distributions paid		$1,322	$1,932

Transactions in Fund Shares

		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		2,296	$31,391	2,478	$39,875
Shares Reinvested		83	1,188	108	1,727
Shares Redeemed	+	(1,571)	(21,977)	(2,737)	(43,871)

Net transactions in fund shares		$808	$10,602	(152)	($2,269)

Shares Outstanding and Net Assets
		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,895	$93,642	6,047	$95,257
Total increase or decrease	+	808	(3,237)	(152)	($1,615)

End of period		6,703	$90,405	5,895	$93,642

Net investment income not yet distributed			$290		$860

72 See financial notes

Schwab Health Care Fundtm

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	17.08	15.05	14.03	10.78	8.43	7.12

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.05	(0.01)	(0.02)	(0.06)	0.01
Net realized and unrealized gains (losses)	(2.24)	2.11	1.03	3.27	2.41	1.33

Total from investment operations	(2.20)	2.16	1.02	3.25	2.35	1.34
Less distributions:
Distributions from net investment income	(0.05)	—	—	—	—	(0.03)
Distributions from net realized gains	(0.10)	(0.13)	—	—	—	—

Total distributions	(0.15)	(0.13)	—	—	—	(0.03)

Net asset value at end of period	14.73	17.08	15.05	14.03	10.78	8.43

Total return (%)	(13.00)[1]	14.49	7.27	30.15	27.88	18.96

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.81 [2]	0.82	0.84	0.89	1.04	1.04
Gross operating expenses	0.81 [2]	0.82	0.84	0.89	1.07	1.34
Net investment income (loss)	0.47 [2]	0.32	(0.07)	(0.28)	(0.73)	0.13
Portfolio turnover rate	24 [1]	34	76	42	105	200
Net assets, end of period ($ x 1,000,000)	732	834	611	397	54	25
* Unaudited.
1 Not annualized.
2 Annualized.

See financial notes 73

 Schwab Health Care Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.8%		Common Stock	696,691	722,485
	—%	Rights	—	—
0.8%		Short-Term Investments	5,968	5,968

99.6%		Total Investments	702,659	728,453
2.5%		Collateral Invested for Securities on Loan	18,249	18,249
(2	.1)%	Other Assets and Liabilities, Net		(15,118)

100.0%		Total Net Assets		731,584

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.8% of net assets

Health Care Equipment & Services 39.1%
Aetna, Inc.	375,000	16,350
Amedisys, Inc. *	10,000	518
AMERIGROUP Corp. *	50,000	1,300
Analogic Corp.	60,000	3,455
Apria Healthcare Group, Inc. *	75,000	1,322
Baxter International, Inc.	635,000	39,573
Beckman Coulter, Inc.	50,000	3,415
Becton, Dickinson & Co.	355,000	31,737
Boston Scientific Corp. *	500,000	6,665
C.R. Bard, Inc. (a)	65,000	6,121
CIGNA Corp.	540,000	23,063
CONMED Corp. *	75,000	1,914
DENTSPLY International, Inc.	230,000	8,940
Edwards Lifesciences Corp. *	100,000	5,542
Exactech, Inc. *	7,500	184
Express Scripts, Inc. *	300,000	21,006
Gen-Probe, Inc. *	50,000	2,818
Hanger Orthopedic Group, Inc. *	10,000	118
Health Net, Inc. *	60,000	1,757
Hill-Rom Holdings, Inc.	125,000	3,141
Humana, Inc. *	200,000	9,558
I-Flow Corp. *	25,000	334
Intuitive Surgical, Inc. *	15,000	4,339
Invacare Corp.	160,000	2,886
Kindred Healthcare, Inc. *	50,000	1,187
Kinetic Concepts, Inc. *	90,000	3,569
Magellan Health Services, Inc. *	80,000	3,087
McKesson Corp.	225,000	11,727
Medco Health Solutions, Inc. *	300,000	14,862
Medtronic, Inc.	420,000	20,446
Merit Medical Systems, Inc. *	75,000	1,103
Owens & Minor, Inc.	25,000	1,133
Pediatrix Medical Group, Inc. *	50,000	3,401
Quidel Corp. *	75,000	1,201
St. Jude Medical, Inc. *	75,000	3,283
Stryker Corp.	125,000	8,104
Synovis Life Technologies, Inc. *	50,000	843
Varian Medical Systems, Inc. *	185,000	8,673
Zimmer Holdings, Inc. *	100,000	7,416

		286,091

Materials 0.6%
Sigma-Aldrich Corp.	75,000	4,277

Pharmaceuticals & Biotechnology 59.1%
Abbott Laboratories	525,000	27,694
Accelrys, Inc. *	100,000	563
Adolor Corp. *	50,000	244
Allergan, Inc.	200,000	11,274
Alnylam Pharmaceuticals, Inc. (a) *	75,000	1,881
Amgen, Inc. *	425,000	17,795
Applera Corp. - Celera Genomics Group *	25,000	335
Applied Biosystems Group-Applera Corp. (a)	375,000	11,966
Bio-Rad Laboratories, Inc., Class A *	15,000	1,250
Biogen Idec, Inc. *	250,000	15,172
Bristol-Myers Squibb Co.	900,000	19,773
Cephalon, Inc. *	100,000	6,241
Eli Lilly & Co.	515,000	24,792
Emergent Biosolutions, Inc. *	25,000	235
Endo Pharmaceuticals Holdings, Inc. *	160,000	3,973
Forest Laboratories, Inc. *	423,900	14,714
Genentech, Inc. *	175,000	11,935
Genzyme Corp. *	200,000	14,070
Geron Corp. *	25,000	118
Gilead Sciences, Inc. *	400,000	20,704
ImClone Systems, Inc. *	25,000	1,166
Invitrogen Corp. *	110,000	10,293
Johnson & Johnson	700,000	46,963
King Pharmaceuticals, Inc. *	1,569,300	14,736
Martek Biosciences Corp. (a) *	100,000	3,526
Medicis Pharmaceutical Corp., Class A	100,000	2,060
Merck & Co., Inc.	800,000	30,432
Nektar Therapeutics *	100,000	482
OSI Pharmaceuticals, Inc. *	85,000	2,945
Par Pharmaceutical Cos, Inc. *	75,000	1,279
PerkinElmer, Inc.	275,000	7,304
Perrigo Co.	50,000	2,049
Pfizer, Inc.	1,600,000	32,176
Schering-Plough Corp.	900,000	16,569
Sepracor, Inc. *	125,000	2,694
Techne Corp. *	40,000	2,901
The Medicines Co. *	25,000	494
Thermo Fisher Scientific, Inc. *	335,000	19,386
Varian, Inc. *	60,000	3,056
Warner Chilcott Ltd., Class A *	150,000	2,581

74 See financial notes

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Watson Pharmaceuticals, Inc. *	475,000	14,744
Wyeth	214,800	9,552

		432,117

Total Common Stock (Cost $696,691)		722,485

Rights 0.0% of net assets

Pharmaceuticals & Biotechnology 0.0%
OSI Pharmaceuticals, Inc. *	458	—

Total Rights (Cost $—)		—

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.8% of net assets

Commercial Paper & Other Corporate Obligations 0.8%
Wachovia, London Time Deposit
2.09%, 05/01/08	5,668	5,668

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
1.38%, 06/19/08 (b)	300	300

Total Short-Term Investments (Cost $5,968)		5,968

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 2.5% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	18,249,131	18,249

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $702,783, and the unrealized appreciation and depreciation were $84,544 and ($58,874), respectively, with a net unrealized appreciation of $25,670.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at
04/30/08. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
S & P 500 Index, e-mini, Long, expires 06/20/08	75	5,198	(20)

See financial notes 75

 Schwab Health Care Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $17,948 (cost $702,659)		$728,453
Collateral invested for securities on loan		18,249
Receivables:
Investments sold		16,005
Fund shares sold		641
Dividends		557
Income from securities on loan		4
Prepaid expenses	+	1

Total assets		763,910

Liabilities
Collateral invested for securities on loan		18,249
Payables:
Investments bought		13,220
Investment adviser and administrator fees		32
Transfer agent and shareholder services fees		15
Fund shares redeemed		737
Due to brokers for futures		20
Accrued expenses	+	53

Total liabilities		32,326

Net Assets
Total assets		763,910
Total liabilities	−	32,326

Net assets		$731,584
Net Assets by Source
Capital received from investors		703,683
Net investment income not yet distributed		1,755
Net realized capital gains		372
Net unrealized capital gains		25,774

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$731,584		49,651		$14.73

76 See financial notes

 Schwab Health Care Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends		$4,664
Interest		406
Securities on loan	+	36

Total Investment Income		5,106

Net Realized Gains and Losses
Net realized gains on investments		4,063
Net realized losses on futures contracts	+	(2,796)

Net realized gains		1,267

Net Unrealized Gains and Losses
Net unrealized losses on investments		(116,522)
Net unrealized losses on futures contracts	+	(590)

Net unrealized losses		(117,112)

Expenses
Investment adviser and administrator fees		2,109
Transfer agent and shareholder service fees		994
Registration fees		39
Shareholder reports		33
Portfolio accounting fees		26
Professional fees		15
Custodian fees		12
Trustees’ fees		6
Other expenses	+	3

Total expenses		3,237

Increase (Decrease) in Net Assets from Operations
Total investment income		5,106
Net expenses	−	3,237

Net investment income		1,869
Net realized gains		1,267
Net unrealized losses	+	(117,112)

Decrease in net assets from operations		($113,976)

See financial notes 77

 Schwab Health Care Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-04/30/08	11/1/06-10/31/07
Net investment income		$1,869	$2,267
Net realized gains		1,267	4,674
Net unrealized gains (losses)	+	(117,112)	83,662

Increase (Decrease) in net assets from operations		(113,976)	90,603

Distributions to Shareholders
Distributions from net investment income		2,381	—
Distributions from net realized gains	+	4,855	5,277

Total distributions		$7,236	$5,277

Transactions in Fund Shares

		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		8,670	$139,135	20,648	$335,280
Shares Reinvested		396	6,542	318	4,816
Shares Redeemed	+	(8,257)	(126,976)	(12,749)	(202,578)

Net transactions in fund shares		809	$18,701	8,217	$137,518

Shares Outstanding and Net Assets
		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		48,842	$834,095	40,625	$611,251
Total increase or decrease	+	809	(102,511)	8,217	222,844

End of period		49,651	$731,584	48,842	$834,095

Net investment income not yet distributed			$1,755		$2,267

78 See financial notes

 Schwab Active Equity Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund (formerly Schwab Viewpoints Fund)
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid
  Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund — Moderate Payout
Schwab Monthly Income Fund — Enhanced Payout
Schwab Monthly Income Fund — Maximum Payout

Schwab Premier Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund and Schwab Hedged Equity Fund offer two share classes: Investor Shares and Select Shares®. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab Core Equity Fund, Schwab Financial Services Fund, and Schwab Health Care Fund each offer one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Effective on February 15, 2008, the Schwab Technology Fund ceased operation and its assets were liquidated.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s

 79

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market prices adjusted for changes in value that may occur between the close of foreign exchange and the time at which a fund’s shares are priced. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and Forwards: Valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for any given day.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Short Sale: Schwab Hedged Equity Fund may sell securities short (sell securities it does not own). When it does so, the fund also places assets worth at least 100% of the value of the short securities into a segregated account, as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statements of Assets and Liabilities.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

Repurchase Agreement: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

80

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

If a fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest and dividends accrued on securities sold short are recorded as an expense on the fund’s records.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income once a year, with the exception of Dividend Equity Fund which typically pays quarterly dividends. The funds make distributions from net realized capital gains once a year.

(g) Custody Credit:

Each Fund has an arrangement with its custodian bank under which the Fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The Funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

 81

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of October 31, 2007 management has reviewed the tax positions for open tax years (October 31, 2004 through October 31, 2007), and determined that no provision for income tax is required in the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the Financial Accounting Standards board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
Average daily net assets	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

First $500 million	0.91%	0.54%	0.775%	0.87%	0.975%	1.675%
$500 million to $1 billion	0.885%	0.49%	0.77%	0.85%	0.93%	1.65%
$1 billion to $2 billion	0.860%	n/a	0.76%	0.83%	0.91%	1.63%
Over $2 billion	n/a	n/a	n/a	0.81%	n/a	n/a

	Financial	Health
Average daily net assets	Services Fund	Care Fund

First $500 million	0.54%	0.54%
$500 million to $1 billion	0.515%	0.515%
$1 billion to $2 billion	0.490%	0.490%
Over $2 billion	n/a	n/a

82

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
(All dollar amounts are x 1,000)

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares*	0.05%	0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2009, as follows:

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Investor Shares	1.30%	0.75%	1.10%	1.20%	1.30%	2.00%	**
Select Shares*	1.15%	n/a	0.95%	0.99%	1.12%	1.77%	**

	Financial	Health
	Services Fund	Care Fund

Investor Shares	1.10%	1.10%
Select Shares*	n/a	n/a

*  Select Shares are only offered by Premier Equity Fund, Dividend Equity Fund, Large-Cap Growth Fund, Small-Cap Equity Fund, and Hedged Equity Fund.
** Excluding dividend and interest paid on securities sold short.

The Schwab Target Funds invest portions of their portfolios in certain Schwab Active Equity Funds. The table below reflects the percentage of each Active Equity Fund’s shares owned by the Target Funds as of April 30, 2008.

	Core		Dividend		Small-Cap
	Equity Fund		Equity Fund		Equity Fund

Schwab Target Funds:
Target 2010	1.3%		0.4%		1.3%
Target 2015	—	*	—	*	—	*
Target 2020	2.6%		0.8%		2.6%
Target 2025	—	*	—	*	—	*
Target 2030	2.1%		0.6%		2.6%
Target 2035	—	*	—	*	—	*
Target 2040	1.7%		0.5%		2.0%
Retirement Income	—		0.6%		—

*  Less than 0.1%

Schwab Charitable Giving Trust owns Dividend Equity Fund. As of April 30, 2008, the shares owned by Charitable Giving Trust as a percentage of the total shares of the Dividend Equity Fund is 4.8%.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of April 30, 2008, each fund’s total security transactions with other Schwab Funds were as follows:

 83

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
(All dollar amounts are x 1,000)

Premier Equity Fund	$14,451
Core Equity Fund	16,598
Dividend Equity Fund	2,032
Large-Cap Growth Fund	3,281
Small-Cap Equity Fund	—
Hedged Equity Fund	—
Financial Services Fund	—
Health Care Fund	11,268

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

4. Board of Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

5. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has overdraft Facilities with the custodian and uncommitted line of credit arrangements of $150M with State Street Corporation, $100M with Bank of America N.A. and $50M with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

6.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended April 30, 2008, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Premier Equity Fund	$599,246	$850,567
Core Equity Fund	449,533	347,108
Dividend Equity Fund	227,835	290,458
Large-Cap Growth Fund	155,617	143,356
Small-Cap Equity Fund	105,000	293,947
Hedged Equity Fund	712,774	932,036
Financial Services Fund	35,805	28,516
Health Care Fund	217,958	187,082

84

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

7.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds charges a 2.00% redemption fee on shares sold or exchanged 30 days or less after purchasing them. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal year are:

	Current Period	Prior Period
	(11/01/07–04/30/08)	(11/01/06–10/31/07)

Premier Equity Fund
Investor Shares	$4	$16
Select Shares	2	10
Core Equity Fund	18	83
Dividend Equity Fund
Investor Shares	15	45
Select Shares	9	28
Large-Cap Growth Fund
Investor Shares	4	15
Select Shares	4	10
Small-Cap Equity Fund
Investor Shares	1	30
Select Shares	—	15
Hedged Equity Fund
Investor Shares	28	14
Select Shares	123	157
Financial Services Fund	21	8
Health Care Fund	29	58

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2007, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration dates:

	Large-Cap	Hedged
Expire	Growth Fund	Equity Fund

2009	$—	$—
2010	—	—
2011	—	—
2012	—	—
2013	158
2014	2,674	22,535
2015	2,012	22,795

Total	4,844	45,330

For tax purposes, capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2007, capital losses utilized by Premier Equity Fund was $571.

 85

Trustees and Officers

The tables below give information as of May 16, 2008, about the trustees and officers for The Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of May 16, 2008, the Fund Complex included 81 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	81	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	81	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

86

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	68	None.

Walt Bettinger(2) 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

 87

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-CSIM (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

88

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 89

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab* Fundamental US Large Company Index Fund
Schwab* Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Premier® Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek the highest current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are registered service marks of Research Affiliates LLC.

1 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR27230-05

Schwab Equity Index Funds

Semiannual Report
April 30, 2008

Schwab S&P 500 Index Fund

Schwab Institutional Select®
S&P 500 Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

Six cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab S&P 500 Index Fund

Investor Shares (Ticker Symbol: SWPIX)	–9.78%
Select Shares® (Ticker Symbol: SWPPX)	–9.75%
e.Shares (Ticker Symbol: SWPEX)	–9.75%
Benchmark: S&P 500® Index	–9.64%

Performance Details	pages 6–7

Schwab Institutional Select® S&P 500 Fund
(Ticker Symbol: ISLCX)	–9.63%

Benchmark: S&P 500® Index	–9.64%

Performance Details	pages 8–9

Schwab 1000 Index® Fund

Investor Shares (Ticker Symbol: SNXFX)	–9.65%
Select Shares® (Ticker Symbol: SNXSX)	–9.58%
Benchmark: Schwab 1000 Index®	–9.43%

Performance Details	pages 10–11

Schwab Small-Cap Index Fund®

Investor Shares (Ticker Symbol: SWSMX)	–10.65%
Select Shares® (Ticker Symbol: SWSSX)	–10.59%
Benchmark: Schwab Small-Cap Index®	–10.80%

Performance Details	pages 12–13

Schwab Total Stock Market Index Fund®

Investor Shares (Ticker Symbol: SWTIX)	–9.67%
Select Shares® (Ticker Symbol: SWTSX)	–9.62%
Benchmark: Dow Jones Wilshire 5000 Composite IndexSM	–9.88%

Performance Details	pages 14–15

Schwab International Index Fund®

Investor Shares (Ticker Symbol: SWINX)	–9.06%
Select Shares® (Ticker Symbol: SWISX)	–8.95%
Benchmark: Schwab International Index®	–8.34%

Performance Details	pages 16–17

Minimum Initial Investment[1]

Investor Shares	$ 100
Select Shares®	$ 50,000
e.Shares ($500 for retirement, education and custodial accounts)	$ 1,000
Institutional Select S&P 500 Fund	$ 75,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Equity Index Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure short-term volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Over the years, these intense market fluctuations have not been the norm, but it is during these periods that many investors can give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance and weathering the inevitable ups and downs of the market. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

2 Schwab Equity Index Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Over the past six months, equity markets experienced volatility as declining housing valuations, distressed bond markets, and dour economic outlook contributed to difficult investment conditions and uncertainty throughout the financial marketplace. Although equity markets recovered somewhat in April, returns for the period were negative as equity prices declined in this environment.

During these times of market uncertainty, it is more important than ever to ensure that your portfolio allocations represent your goals and tolerance for risk. Schwab Funds portfolios are developed and managed to meet your increasingly diverse needs. Whether through a single asset-allocation fund or a carefully crafted portfolio of index and actively managed funds, our goal is to provide investment products that allow you to effectively and efficiently build well-diversified portfolios.

As part of an ongoing effort to better serve clients by expanding our fund offerings, we developed and launched several new funds during the period. In January, we expanded our suite of Fundamental Index Funds with the launch of the Schwab Fundamental International Small-Mid Company Index Fund and the Schwab Fundamental Emerging Markets Index Fund. These funds seek to provide clients with more targeted investment choices when pursuing positions in international and emerging markets. In addition, we launched the Schwab International Core Equity Fund, which leverages Schwab’s proprietary international stock research, and represents the first actively managed international fund within the Schwab Funds Family.

Thank you for investing with us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Schwab Equity Index Funds 3

The Investment Environment

During the period, investment conditions in the financial marketplace proved to be difficult as dramatic price volatility and pessimistic economic outlook made investors increasingly risk-averse. Problems in housing and credit markets continued to weigh on investor confidence as liquidity and credit quality concerns spread beyond troubled bond and lending markets. Commodity prices, particularly in oil and food, rose during the period as the U.S. dollar simultaneously fell versus many international currencies, putting pressure on consumer prices. In this environment, equity prices in general began the period higher, but dropped off as market instability persisted, declining significantly in March before rallying in April.

Risk was reassessed and redefined during the period as investors reacted to volatility. A migration to the safety of U.S. Treasuries from all corners of the market indicated that investors took steps to reduce risk. In general, value stocks—securities that typically have high dividend yields and low price-to-earnings and price-to-book ratios—outperformed growth.

On an industry group level, Banks and Diversified Financials experienced the biggest declines, primarily due to write-downs and write-offs related to the subprime mortgage market and volatility in bond markets. The middle of March was a particularly low point in investor confidence, with the collapse of Bear Stearns. Tech and Telecomm sectors were down across the board, on the assumption that domestic and global growth would slow if current conditions persisted. Energy and Transportation, as well as Food & Staples Retailing, performed well fueled by surging commodity prices and strong demand.

In the bond markets, a repricing of risk premiums and a flight to safety across all segments of the fixed income market contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals. In order to maintain liquidity, many investors were forced to sell high quality assets at depressed prices. This selling pressure occurred at the same time demand for non-U.S. Treasury securities was weakest, and as a result prices were driven down even further.

Over the last several months, the decline in the value of the U.S. dollar in conjunction with broad-spectrum increases in commodity prices contributed to concerns over inflation and the strength of the U.S. economy. Toward the end of the reporting period, the dollar reached lows against both the Yen and the Euro, while crude oil prices neared $120 dollars a barrel in April. In addition, the price of food staples such as rice and wheat rose to unprecedented levels in March.

In response to mounting market volatility and illiquidity across the broader marketplace, the Federal Reserve (the “Fed”) initiated a number of market control mechanisms designed to bolster investor confidence. During the reporting period, the Fed cut interest rates from 4.75% to 2.00% attempting to restore liquidity to the market by making lending more attractive. Additionally, major banks and other lending institutions in the private sector took measures to shore up riskier portions of their portfolios and encourage stricter borrowing standards in order to prevent further defaults and credit downgrades.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-9.64%	S&P 500® Index: measures U.S. large-cap stocks

-12.92%	Russell 2000® Index: measures U.S. small-cap stocks

-9.21%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.08%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds 1

Fund Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment Management, is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund, and the Schwab International Index Fund, and comanagement of each of the remaining funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds, except the Schwab Total Stock Market Index Fund and the Schwab International Index Fund. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab Equity Index Funds 5

Schwab S&P 500 Index Fund

The Schwab S&P 500 Index Fund Investor Shares returned –9.78% during the period, slightly underperforming the benchmark S&P 500 Index, which returned –9.64%. Unlike the fund, the index does not include operational and transactional costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. Other major equity indexes and averages, including the Russell 1000 Index and the Dow Jones Industrial Average, declined in value during the period as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. From an industry group perspective, Financials and Information Technology experienced the largest declines during the period, down –19.98% and –15.30% respectively. Energy performed well during the period, up 6.32%. Better performing securities in the fund included Wal-Mart Stores Inc. and Occidental Pete Corp., while General Electric Co. and Citigroup, Inc. led securities detracting from performance.

As of 04/30/08:
 Style Assessment1

 Statistics

Number of Holdings	499
Weighted Average
Market Cap

($ x 1,000,000)	$101,048

Price/Earnings Ratio (P/E)	18.3

Price/Book Ratio (P/B)	2.5

Portfolio Turnover Rate[3]	1%

 Sector Weightings % of Investments

Financials	16.8%

Information Technology	16.2%

Energy	13.8%

Industrials	12.0%

Health Care	11.5%

Consumer Staples	10.5%

Consumer Discretionary	8.6%

Materials	3.6%

Utilities	3.6%

Telecommunication Services	3.4%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	4.2%

General Electric Co.	2.8%

Microsoft Corp.	2.0%

AT&T, Inc.	2.0%

The Procter & Gamble Co.	1.8%

Chevron Corp.	1.7%

Johnson & Johnson	1.6%
International Business Machines

Corp.	1.4%

Bank of America Corp.	1.4%

JPMorgan Chase & Co.	1.4%

Total	20.3%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

[3]	Not annualized.

6 Schwab Equity Index Funds

 Schwab S&P 500 Index Fund

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$10,000 Investment in e.Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (5/1/96)	-9.78%	-4.94%	10.29%	3.58%
Select Shares (5/19/97)	-9.75%	-4.81%	10.48%	3.75%
e.Shares (5/1/96)	-9.75%	-4.79%	10.43%	3.68%
Benchmark: S&P 500® Index	-9.64%	-4.68%	10.62%	3.89%
Fund Category: Morningstar Large-Cap Blend	-9.80%	-4.37%	10.57%	3.97%

Fund Expense Ratios3: Investor Shares: 0.35% / Select Shares: Net 0.19%; Gross 0.20% / e.Shares: 0.20%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (5/1/96)
Pre-Liquidation (still own shares)	-10.00%	-5.17%	9.85%	3.17%
Post-Liquidation (shares were sold)	-6.03%	-2.87%	8.76%	2.87%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-9.99%	-5.06%	10.07%	3.32%
Post-Liquidation (shares were sold)	-5.98%	-2.75%	8.98%	3.02%
e.Shares® (5/1/96)
Pre-Liquidation (still own shares)	-9.99%	-5.05%	10.02%	3.26%
Post-Liquidation (shares were sold)	-5.98%	-2.74%	8.94%	2.97%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-12.36%	-7.24%	9.48%	2.86%
Post-Liquidation (shares were sold)	-6.56%	-2.95%	8.72%	2.92%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/08 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 7

Schwab Institutional Select® S&P 500 Fund

Schwab Institutional Select S&P 500 Fund returned –9.63% during the period, tracking the benchmark S&P 500 Index, which returned –9.64%. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. Other major equity indexes and averages, including the Russell 1000 Index and the Dow Jones Industrial Average, declined in value during the period as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. From an industry group perspective, Financials and Information Technology experienced the largest declines during the period, down –19.98% and –15.30% respectively. Energy performed well during the period, up 6.32%. Better performing securities in the fund included Wal-Mart Stores Inc. and Occidental Pete Corp., while General Electric Co. and Citigroup, Inc. led securities detracting from performance.

As of 04/30/08:
 Style Assessment1

 Statistics

Number of Holdings	502
Weighted Average
Market Cap

($ x 1,000,000)	$99,161

Price/Earnings Ratio (P/E)	18.4

Price/Book Ratio (P/B)	2.5

Portfolio Turnover Rate[3]	0%

 Sector Weightings % of Investments

Financials	16.4%

Information Technology	15.6%

Energy	13.6%

Industrials	11.5%

Health Care	11.1%

Consumer Staples	10.2%

Consumer Discretionary	8.3%

Materials	3.5%

Utilities	3.5%

Telecommunication Services	3.3%

Other	3.0%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	4.0%

General Electric Co.	2.6%

AT&T, Inc.	1.9%

Microsoft Corp.	1.8%

The Procter & Gamble Co.	1.7%

Chevron Corp.	1.6%

Johnson & Johnson	1.5%
International Business Machines

Corp.	1.4%

Bank of America Corp.	1.3%

JPMorgan Chase & Co.	1.3%

Total	19.1%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

[3]	Not annualized. Less than 1%

8 Schwab Equity Index Funds

 Schwab Institutional Select® S&P 500 Fund

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$75,000 Investment1

 Pre-Tax Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Institutional Select® S&P 500 Fund (2/1/99)	-9.63%	-4.71%	10.54%	2.43%
Benchmark: S&P 500® Index	-9.64%	-4.68%	10.62%	2.52%
Fund Category: Morningstar Large-Cap Blend	-9.80%	-4.37%	10.57%	3.23%

Fund Expense Ratios3: Net 0.10%; Gross 0.22%

 Average Annual Total Returns After Tax1,2

	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Institutional Select® S&P 500 Fund (2/1/99)
Pre-Liquidation (still own shares)	-9.91%	-5.00%	10.14%	2.01%
Post-Liquidation (shares were sold)	-5.95%	-2.74%	9.03%	1.86%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-12.36%	-7.24%	9.48%	n/a
Post-Liquidation (shares were sold)	-6.56%	-2.95%	8.72%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/08 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 9

Schwab 1000 Index® Fund

The Schwab 1000 Index Fund Investor Shares returned –9.65% during the period, slightly underperforming the benchmark Schwab 1000 Index, which returned –9.43%. Unlike the fund, the index does not include operation and transactional costs. The Schwab 1000 Index is comprised of the stocks of the largest 1,000 publicly traded companies in the United States, and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. Other major equity indexes and averages, including the Russell 1000 Index and the Dow Jones Industrial Average, declined in value during the period as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. From an industry group perspective, Financials and Information Technology experienced the largest declines during the period, down –18.40% and –14.94% respectively. Energy performed well during the period, up 7.21%. Better performing securities in the fund included Wal-Mart Stores Inc. and Chevron Corp., while General Electric Co. and Citigroup, Inc. led securities detracting from performance.

As of 04/30/08:
 Style Assessment1

 Statistics

Number of Holdings	973
Weighted Average
Market Cap

($ x 1,000,000)	$89,301

Price/Earnings Ratio (P/E)	18.8

Price/Book Ratio (P/B)	2.5

Portfolio Turnover Rate[3]	3%

 Sector Weightings % of Investments

Financials	17.5%

Information Technology	15.7%

Energy	14.0%

Industrials	12.0%

Health Care	11.1%

Consumer Staples	9.6%

Consumer Discretionary	8.9%

Materials	4.1%

Utilities	3.9%

Telecommunication Services	3.2%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	3.7%

General Electric Co.	2.3%

Microsoft Corp.	1.7%

AT&T, Inc.	1.7%

The Procter & Gamble Co.	1.5%

Chevron Corp.	1.5%

Johnson & Johnson	1.4%
International Business Machines

Corp.	1.2%

Bank of America Corp.	1.2%

JPMorgan Chase & Co.	1.2%

Total	17.4%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

[3]	Not annualized.

10 Schwab Equity Index Funds

 Schwab 1000 Index® Fund

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (4/2/91)	-9.65%	-4.61%	10.82%	4.06%
Select Shares (5/19/97)	-9.58%	-4.45%	10.99%	4.20%
Benchmark: Schwab 1000 Index®	-9.43%	-4.19%	11.27%	4.40%
Fund Category: Morningstar Large-Cap Blend	-9.80%	-4.37%	10.57%	3.97%

Fund Expense Ratios3: Investor Shares: 0.48% / Select Shares: 0.33%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (4/2/91)
Pre-Liquidation (still own shares)	-9.85%	-4.82%	10.50%	3.74%
Post-Liquidation (shares were sold)	-5.98%	-2.69%	9.32%	3.35%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-9.80%	-4.69%	10.63%	3.83%
Post-Liquidation (shares were sold)	-5.91%	-2.55%	9.45%	3.45%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-12.36%	-7.24%	9.48%	2.86%
Post-Liquidation (shares were sold)	-6.56%	-2.95%	8.72%	2.92%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/08 as stated in the prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 11

Schwab Small-Cap Index Fund®

The Schwab Small-Cap Index Fund Investor Shares returned –10.65% during the period, slightly outperforming the benchmark Schwab Small-Cap Index, which returned –10.80%. The Schwab Small-Cap Index is comprised of the stocks of the second-largest 1,000 publicly traded companies in the United States, and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. Other major equity indexes and averages, including the Russell 2000 Index and the Dow Jones Industrial Average, declined in value during the period as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. From an industry group perspective, Telecomm Services and Information Technology experienced the largest declines during the period, down –26.22% and –21.00% respectively. Energy performed well during the period, up 6.28%. Better performing securities in the fund included First Solar, Inc. and CF Industries Holdings, Inc., while Crocs, Inc. and Hansen Natural Corp. led securities detracting from performance.

As of 04/30/08:
 Style Assessment1

 Statistics

Number of Holdings	1018
Weighted Average
Market Cap

($ x 1,000,000)	$1,256

Price/Earnings Ratio (P/E)	24.8

Price/Book Ratio (P/B)	2

Portfolio Turnover Rate[3]	36%

 Sector Weightings % of Investments

Financials	20.2%

Industrials	16.3%

Information Technology	15.6%

Consumer Discretionary	13.9%

Health Care	11.4%

Energy	8.3%

Materials	4.4%

Utilities	3.8%

Consumer Staples	3.0%

Telecommunication Services	0.9%

Other	2.2%

Total	100.0%

 Top Holdings % of Net Assets2

Gardner Denver, Inc.	0.3%

Aeropostale, Inc.	0.3%

Penn Virginia Corp.	0.3%

Vectren Corp.	0.3%

Hexcel Corp.	0.3%

NeuStar, Inc., Class A	0.2%

Texas Industries, Inc.	0.2%

Waste Connections, Inc.	0.2%

CLARCOR, Inc.	0.2%

The Warnaco Group, Inc.	0.2%

Total	2.5%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

[3]	Not annualized.

12 Schwab Equity Index Funds

 Schwab Small-Cap Index Fund®

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (12/3/93)	-10.65%	-8.81%	13.80%	5.43%
Select Shares (5/19/97)	-10.59%	-8.68%	13.96%	5.58%
Benchmark: Schwab Small-Cap Index®	-10.80%	-8.53%	14.09%	5.91%
Fund Category: Morningstar Small-Cap Blend	-12.97%	-11.66%	13.69%	6.60%

Fund Expense Ratios3: Investor Shares: 0.57% / Select Shares: 0.42%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (12/3/93)
Pre-Liquidation (still own shares)	-13.10%	-11.32%	12.47%	4.17%
Post-Liquidation (shares were sold)	-4.03%	-2.77%	11.88%	4.25%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-13.09%	-11.23%	12.59%	4.27%
Post-Liquidation (shares were sold)	-3.99%	-2.69%	12.00%	4.35%
Fund Category: Morningstar Small-Cap Blend
Pre-Liquidation (still own shares)	-15.89%	-14.74%	11.82%	5.14%
Post-Liquidation (shares were sold)	-7.80%	-6.80%	11.43%	5.26%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/08 as stated in the prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 13

Schwab Total Stock Market Index Fund®

The Schwab Total Stock Market Index Fund Investor Shares returned –9.67% during the period, slightly outperforming the benchmark Dow Jones Wilshire 5000 Composite Index, which returned –9.88%. The Dow Jones Wilshire 5000 Composite Index consists of publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. Other major equity indexes and averages, including the Russell 1000 Index and the Dow Jones Industrial Average, declined in value during the period as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. From an industry group perspective, Financials and Consumer Discretionary detracted most from performance, down –17.14% and –16.02% respectively. Energy performed well during the period, up 6.65%. Better performing securities in the fund included Wal-Mart Stores, Inc. and Mosaic Co., while General Electric Co. and Citigroup, Inc. led securities detracting from performance.

As of 04/30/08:
 Style Assessment1

 Statistics

Number of Holdings	2443
Weighted Average
Market Cap

($ x 1,000,000)	$82,349

Price/Earnings Ratio (P/E)	18.9

Price/Book Ratio (P/B)	2.4

Portfolio Turnover Rate[2]	0%

 Sector Weightings % of Investments

Financials	17.4%

Information Technology	16.4%

Energy	12.4%

Industrials	12.0%

Health Care	10.5%

Consumer Discretionary	10.4%

Consumer Staples	9.4%

Materials	4.3%

Utilities	3.5%

Telecommunication Services	2.9%

Other	0.8%

Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	3.2%

General Electric Co.	2.0%

Microsoft Corp.	1.6%

AT&T, Inc.	1.4%

Wal-Mart Stores, Inc.	1.4%

The Procter & Gamble Co.	1.3%

Chevron Corp.	1.2%
Berkshire Hathaway, Inc.,

Class A	1.2%

Johnson & Johnson	1.2%

Google, Inc., Class A	1.1%

Total	15.6%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

“Dow Jones”, “Wilshire”, “The DJW 5000SM”, “The Dow Jones Wilshire 5000SM” and “The Dow Jones Wilshire 5000 Composite IndexSM” are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorp rated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized. Less than 1%

[3]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Equity Index Funds

 Schwab Total Stock Market Index Fund®

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (6/1/99)	-9.67%	-4.99%	11.43%	3.12%
Select Shares (6/1/99)	-9.62%	-4.83%	11.61%	3.27%
Benchmark: Dow Jones Wilshire 5000 Composite IndexSM	-9.88%	-4.74%	11.83%	3.32%
Fund Category: Morningstar Large-Cap Blend	-9.80%	-4.37%	10.57%	3.02%

Fund Expense Ratios3: Investor Shares: 0.52% / Select Shares: 0.37%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (6/1/99)
Pre-Liquidation (still own shares)	-9.88%	-5.20%	11.13%	2.82%
Post-Liquidation (shares were sold)	-5.99%	-2.93%	9.88%	2.53%
Select Shares® (6/1/99)
Pre-Liquidation (still own shares)	-9.85%	-5.07%	11.22%	2.90%
Post-Liquidation (shares were sold)	-5.92%	-2.80%	9.97%	2.62%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-12.36%	-7.24%	9.48%	n/a
Post-Liquidation (shares were sold)	-6.56%	-2.95%	8.72%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/08 as stated in the prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 15

Schwab International Index Fund®

The Schwab International Index Fund Investor Shares returned –9.06% during the period, underperforming the benchmark Schwab International Index, which returned –8.34%. Unlike the fund, the index does not include operational and transactional costs. The Schwab International Index is comprised of 350 companies encompassing 21 developed countries. From a regional perspective, Austria and Finland detracted most from performance, down –24.34% and –19.70% respectively, while returns across all other regions were also negative. Overall, better performing securities in the fund included Rio Tinto and BG Group, while UBS AG and Vodafone Group led securities detracting from both relative and absolute performance.

As of 04/30/08:
 Style Assessment1

 Country Weightings % of Investments

United Kingdom	21.8%

Japan	15.7%

France	11.0%

Germany	9.1%

Canada	8.1%

Switzerland	7.1%

Spain	5.1%

Australia	5.0%

Italy	3.8%

Netherlands	3.0%

Other	10.3%

Total	100.0%

 Statistics

Number of Holdings	357
Weighted Average
Market Cap

($ x 1,000,000)	$73,894

Price/Earnings Ratio (P/E)	13.1

Price/Book Ratio (P/B)	2.1

Portfolio Turnover Rate[3]	4%

 Sector Weightings % of Investments

Financials	29.9%

Energy	11.1%

Materials	10.5%

Industrials	8.2%

Consumer Staples	8.0%

Consumer Discretionary	7.7%

Utilities	6.7%

Telecommunication Services	6.6%

Health Care	6.2%

Information Technology	4.7%

Other	0.4%

Total	100.0%

 Top Holdings % of Net Assets2

BP plc	2.0%

Total S.A.	1.7%

HSBC Holdings plc	1.7%

Nestle S.A. — Reg’d	1.6%

Vodafone Group plc	1.4%

Royal Dutch Shell plc, Class A	1.2%

BHP Billiton Ltd.	1.2%

Telefonica S.A.	1.2%

Toyota Motor Corp.	1.2%

E.ON AG	1.2%

Total	14.4%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

[3]	Not annualized.

16 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (9/9/93)	-9.06%	1.34%	19.72%	6.13%
Select Shares (5/19/97)	-8.95%	1.58%	19.96%	6.29%
Benchmark: Schwab International Index®	-8.34%	1.26%	20.39%	6.74%
Fund Category: Morningstar Foreign Large-Cap Blend	-10.37%	0.20%	19.25%	5.87%

Fund Expense Ratios3: Investor Shares: 0.69% / Select Shares: Net 0.50%; Gross 0.54%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (9/9/93)
Pre-Liquidation (still own shares)	-9.34%	1.03%	19.14%	5.61%
Post-Liquidation (shares were sold)	-5.49%	1.32%	17.22%	5.07%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-9.27%	1.23%	19.32%	5.72%
Post-Liquidation (shares were sold)	-5.39%	1.50%	17.41%	5.17%
Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	-13.42%	-3.37%	17.89%	4.66%
Post-Liquidation (shares were sold)	-6.88%	0.08%	16.37%	4.49%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/08 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 17

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2007 and held through April 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/07	at 4/30/08	11/1/07–4/30/08

Schwab S&P 500 Index Fund
Investor Shares
Actual Return	0.36%	$1,000	$902.20	$1.70
Hypothetical 5% Return	0.36%	$1,000	$1,023.07	$1.81
Select Shares®
Actual Return	0.19%	$1,000	$902.50	$0.90
Hypothetical 5% Return	0.19%	$1,000	$1,023.92	$0.96
e.Shares®
Actual Return	0.21%	$1,000	$902.50	$0.99
Hypothetical 5% Return	0.21%	$1,000	$1,023.82	$1.06

Institutional Select® S&P 500 Fund
Actual Return	0.10%	$1,000	$903.70	$0.47
Hypothetical 5% Return	0.10%	$1,000	$1,024.37	$0.50

Schwab 1000 Index Fund®
Investor Shares
Actual Return	0.49%	$1,000	$903.50	$2.32
Hypothetical 5% Return	0.49%	$1,000	$1,022.43	$2.46
Select Shares
Actual Return	0.34%	$1,000	$904.20	$1.61
Hypothetical 5% Return	0.34%	$1,000	$1,023.17	$1.71

Schwab Small-Cap Index Fund®
Investor Shares
Actual Return	0.57%	$1,000	$893.50	$2.68
Hypothetical 5% Return	0.57%	$1,000	$1,022.03	$2.87
Select Shares
Actual Return	0.42%	$1,000	$894.10	$1.98
Hypothetical 5% Return	0.42%	$1,000	$1,022.77	$2.11

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

18 Schwab Equity Index Funds

Fund Expenses (Unaudited) continued

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/07	at 4/30/08	11/1/07–4/30/08

Schwab Total Stock Market Index Fund®
Investor Shares
Actual Return	0.53%	$1,000	$903.30	$2.51
Hypothetical 5% Return	0.53%	$1,000	$1,022.23	$2.66
Select Shares
Actual Return	0.38%	$1,000	$903.80	$1.80
Hypothetical 5% Return	0.38%	$1,000	$1,022.97	$1.91

Schwab International Index Fund®
Investor Shares
Actual Return	0.69%	$1,000	$909.40	$3.28
Hypothetical 5% Return	0.69%	$1,000	$1,021.43	$3.47
Select Shares
Actual Return	0.50%	$1,000	$910.50	$2.38
Hypothetical 5% Return	0.50%	$1,000	$1,022.38	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab Equity Index Funds 19

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/07–		11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Investor Shares	4/30/08*		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	24.17		21.47	18.79	17.61	16.36	13.79

Income (loss) from investment operations:
Net investment income (loss)	0.20		0.38	0.34	0.34	0.23	0.20
Net realized and unrealized gains (losses)	(2.54)		2.65	2.64	1.14	1.23	2.57

Total from investment operations	(2.34)		3.03	2.98	1.48	1.46	2.77
Less distributions:
Distributions from net investment income	(0.38)		(0.33)	(0.30)	(0.30)	(0.21)	(0.20)

Net asset value at end of period	21.45		24.17	21.47	18.79	17.61	16.36

Total return (%)	(9.78)[1]		14.29	16.03	8.44	9.03	20.39

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.36	[2]	0.35	0.36	0.37	0.37	0.36
Gross operating expenses	0.36	[2]	0.35	0.36	0.40	0.45	0.46
Net investment income (loss)	1.80	[2]	1.60	1.57	1.74	1.35	1.45
Portfolio turnover rate	1	[1]	2	3	4	3	3
Net assets, end of period ($ x 1,000,000)	3,421		3,948	3,685	3,666	3,849	3,510

	11/1/07–		11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Select Shares	4/30/08*		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	24.28		21.56	18.88	17.68	16.41	13.83

Income (loss) from investment operations:
Net investment income (loss)	0.22		0.41	0.37	0.36	0.26	0.24
Net realized and unrealized gains (losses)	(2.56)		2.68	2.65	1.16	1.24	2.57

Total from investment operations	(2.34)		3.09	3.02	1.52	1.50	2.81
Less distributions:
Distributions from net investment income	(0.42)		(0.37)	(0.34)	(0.32)	(0.23)	(0.23)

Net asset value at end of period	21.52		24.28	21.56	18.88	17.68	16.41

Total return (%)	(9.75)[1]		14.50	16.18	8.66	9.25	20.62

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[2]	0.19	0.19	0.19	0.19	0.19
Gross operating expenses	0.21	[2]	0.20	0.21	0.25	0.30	0.31
Net investment income (loss)	1.97	[2]	1.78	1.74	1.92	1.53	1.63
Portfolio turnover rate	1	[1]	2	3	4	3	3
Net assets, end of period ($ x 1,000,000)	3,805		4,345	4,038	3,938	4,119	3,692
* Unaudited.
1 Not annualized.
2 Annualized.

20 See financial notes

 Schwab S&P 500 Index Fund

Financial Highlights continued

	11/1/07–		11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
e.Shares	4/30/08*		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	24.20		21.50	18.81	17.62	16.37	13.79

Income (loss) from investment operations:
Net investment income (loss)	0.23		0.40	0.35	0.39	0.26	0.23
Net realized and unrealized gains (losses)	(2.57)		2.67	2.67	1.11	1.21	2.56

Total from investment operations	(2.34)		3.07	3.02	1.50	1.47	2.79
Less distributions:
Distributions from net investment income	(0.41)		(0.37)	(0.33)	(0.31)	(0.22)	(0.21)

Net asset value at end of period	21.45		24.20	21.50	18.81	17.62	16.37

Total return (%)	(9.75)[1]		14.44	16.25	8.58	9.10	20.55

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[2]	0.20	0.21	0.24	0.28	0.28
Gross operating expenses	0.21	[2]	0.20	0.21	0.25	0.30	0.31
Net investment income (loss)	1.96	[2]	1.76	1.72	1.88	1.44	1.54
Portfolio turnover rate	1	[1]	2	3	4	3	3
Net assets, end of period ($ x 1,000,000)	231		274	241	220	249	246
* Unaudited.
1 Not annualized.
2 Annualized.

See financial notes 21

 Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.9%		Common Stock	5,135,426	7,449,866

99.9%		Total Investments	5,135,426	7,449,866
3.1%		Collateral Invested for Securities on Loan	229,090	229,090
(3	.0)%	Other Assets and Liabilities, Net		(222,902)

100.0%		Net Assets		7,456,054

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.9% of net assets

Automobiles & Components 0.5%
Other Securities		0.5	39,835

Banks 3.4%
U.S. Bancorp	1,063,732	0.5	36,050
Wachovia Corp. (a)	1,183,070	0.5	34,486
Wells Fargo & Co.	2,078,076	0.8	61,823
Other Securities		1.6	122,394

		3.4	254,753

Capital Goods 9.4%
3M Co.	444,961	0.5	34,218
Caterpillar, Inc.	392,787	0.4	32,161
General Electric Co.	6,266,467	2.7	204,913
The Boeing Co.	502,090	0.6	42,607
United Technologies Corp.	628,434	0.6	45,543
Other Securities		4.6	339,391

		9.4	698,833

Commercial Services & Supplies 0.5%
Other Securities		0.5	35,1 73

Consumer Durables & Apparel 1.0%
Other Securities		1.0	75,374

Consumer Services 1.5%
McDonald’s Corp.	731,101	0.6	43,559
Other Securities		0.9	65,282

		1.5	108,841

Diversified Financials 8.2%
American Express Co.	746,834	0.5	35,863
Bank of America Corp.	2,790,132	1.4	104,742
Citigroup, Inc.	3,092,843	1.1	78,156
JPMorgan Chase & Co.	2,182,816	1.4	104,011
Morgan Stanley	657,848	0.4	31,971
The Charles Schwab Corp. (b)	608,196	0.2	13,137
The Goldman Sachs Group, Inc.	252,117	0.7	48,248
Other Securities		2.5	192,374

		8.2	608,502

Energy 13.8%
Chevron Corp.	1,327,819	1.7	127,670
ConocoPhillips	1,014,304	1.2	87,382
Exxon Mobil Corp.	3,381,631	4.2	314,728
Occidental Petroleum Corp.	538,344	0.6	44,796
Schlumberger Ltd.	737,559	1.0	74,162
Other Securities		5.1	380,050

		13.8	1,028,788

Food & Staples Retailing 2.7%
CVS Caremark Corp.	887,200	0.5	35,816
Wal-Mart Stores, Inc.	1,459,193	1.1	84,604
Other Securities		1.1	77,767

		2.7	198,187

Food, Beverage & Tobacco 5.4%
PepsiCo, Inc.	991,158	0.9	67,924
Philip Morris International, Inc. *	1,303,889	0.9	66,537
The Coca-Cola Co.	1,244,647	1.0	73,272
Other Securities		2.6	192,081

		5.4	399,814

Health Care Equipment & Services 3.8%
Medtronic, Inc.	713,996	0.5	34,757
Other Securities		3.3	251,881

		3.8	286,638

Household & Personal Products 2.5%
The Procter & Gamble Co.	1,963,670	1.8	131,664

22 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities		0.7	57,236

		2.5	188,900

Insurance 4.2%
American International Group, Inc.	1,616,132	1.0	74,665
Other Securities		3.2	236,095

		4.2	310,760

Materials 3.6%
Monsanto Co.	345,576	0.5	39,403
Other Securities		3.1	227,927

		3.6	267,330

Media 2.8%
Comcast Corp., Class A	1,868,148	0.5	38,390
The Walt Disney Co.	1,270,876	0.6	41,214
Time Warner, Inc.	2,232,529	0.5	33,153
Other Securities		1.2	99,646

		2.8	212,403

Pharmaceuticals & Biotechnology 7.6%
Abbott Laboratories	960,775	0.7	50,681
Johnson & Johnson	1,796,395	1.6	120,520
Merck & Co., Inc.	1,361,827	0.7	51,804
Pfizer, Inc.	4,345,357	1.2	87,385
Wyeth	826,082	0.5	36,736
Other Securities		2.9	220,669

		7.6	567,795

Real Estate 1.0%
Other Securities		1.0	75,488

Retailing 2.7%
Other Securities		2.7	202,971

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	3,619,766	1.1	80,576
Other Securities		1.4	104,577

		2.5	185,153

Software & Services 6.1%
Google, Inc., Class A *	142,970	1.1	82,106
Microsoft Corp.	5,139,263	1.9	146,572
Oracle Corp. *	2,505,931	0.7	52,249
Other Securities		2.4	176,232

		6.1	457,159

Technology Hardware & Equipment 7.6%
Apple, Inc. *	539,125	1.3	93,781
Cisco Systems, Inc. *	3,696,698	1.3	94,783
Hewlett-Packard Co.	1,617,558	1.0	74,974
International Business Machines Corp.	883,847	1.4	106,680
QUALCOMM, Inc.	1,000,758	0.6	43,223
Other Securities		2.0	151,990

		7.6	565,431

Telecommunication Services 3.4%
AT&T, Inc.	3,776,012	2.0	146,169
Verizon Communications, Inc.	1,841,551	0.9	70,863
Other Securities		0.5	40,453

		3.4	257,485

Transportation 2.1%
United Parcel Service, Inc., Class B	638,990	0.6	46,269
Other Securities		1.5	111,687

		2.1	157,956

Utilities 3.6%
Exelon Corp.	407,554	0.5	34,838
Other Securities		3.1	231,459

		3.6	266,297

Total Common Stock (Cost $5,135,426)			7,449,866

End of Investments.

Collateral Invested for Securities on Loan 3.1% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	229,089,861	3.1	229,090

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $5,181,396 and the unrealized appreciation and depreciation were $2,900,318 and ($631,848), respectively, with a net unrealized appreciation of $2,268,470.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

See financial notes 23

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $220,799 (cost $5,135,426)		$7,449,866
Collateral invested for securities on loan		229,090
Receivables:
Dividends		7,046
Fund shares sold		3,983
Income from securities on loan		192
Prepaid expenses	+	15

Total assets		7,690,192

Liabilities
Collateral held for securities on loan		229,090
Payables:
Investment adviser and administrator fees		57
Transfer agent and shareholder services fees		101
Fund shares redeemed		4,476
Payable to custodian		145
Accrued expenses	+	269

Total liabilities		234,138

Net Assets
Total assets		7,690,192
Total liabilities	−	234,138

Net assets		$7,456,054
Net Assets by Source
Capital received from investors		5,896,548
Net investment income not yet distributed		42,702
Net realized capital losses		(797,637)
Net unrealized capital gains		2,314,441

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$3,420,910		159,505		$21.45
Select Shares	$3,804,532		176,764		$21.52
e.Shares	$230,612		10,749		$21.45

24 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends (including $63 from affiliated issuer)		$81,182
Interest		84
Securities on loan	+	564

Total Investment Income		81,830

Net Realized Gains and Losses
Net realized gains on investments		43,205
Net realized losses on futures contracts	+	(602)

Net realized gains		42,603

Net Unrealized Gains and Losses
Net unrealized losses on investments		(950,277)
Net unrealized gains on foreign currency translations		1
Net unrealized losses on futures contracts	+	(62)

Net unrealized losses		(950,338)

Expenses
Investment adviser and administrator fees		3,431
Transfer agent and shareholder service fees:
Investor Shares		4,358
Select Shares		1,929
e.Shares		119
Shareholder reports		153
Portfolio accounting fees		106
Custodian fees		80
Registration fees		51
Professional fees		36
Interest expense		29
Trustees’ fees		28
Other expenses	+	78

Total expenses		10,398
Expense reduction by adviser and Schwab	−	279

Net expenses		10,119

Increase (Decrease) in Net Assets from Operations
Total investment income		81,830
Net expenses	−	10,119

Net investment income		71,711
Net realized gains		42,603
Net unrealized losses	+	(950,338)

Decrease in net assets from operations		($836,024)

See financial notes 25

 Schwab S&P 500 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-4/30/08	11/1/06-10/31/07
Net investment income		$71,711	$141,261
Net realized gains		42,603	70,980
Net unrealized gains (losses)	+	(950,338)	902,116

Increase (Decrease) in net assets from operations		(836,024)	1,114,357

Distributions to Shareholders
Distributions from net investment income
Investor Shares		61,411	57,248
Select Shares		74,254	68,517
e.Shares	+	4,518	4,038

Total distributions from net investment income		$140,183	$129,803

Transactions in Fund Shares

		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		8,046	$173,052	20,611	$464,893
Select Shares		10,037	217,061	25,425	576,994
e.Shares	+	1,242	26,789	2,827	63,881

Total shares sold		19,325	$416,902	48,863	$1,105,768

Shares Reinvested
Investor Shares		2,585	$58,820	2,499	$54,840
Select Shares		2,885	65,826	2,752	60,597
e.Shares	+	181	4,127	169	3,715

Total shares reinvested		5,651	$128,773	5,420	$119,152

Shares Redeemed
Investor Shares		(14,459)	($311,017)	(31,408)	($714,160)
Select Shares		(15,134)	(325,478)	(36,485)	(827,901)
e.Shares	+	(2,015)	(43,933)	(2,880)	(65,195)

Total shares redeemed		(31,608)	($680,428)	(70,773)	($1,607,256)

Net transactions in fund shares		(6,632)	($134,753)	(16,490)	($382,336)

Shares Outstanding and Net Assets
		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		353,650	$8,567,014	370,140	$7,964,796
Total increase or decrease	+	(6,632)	(1,110,960)	(16,490)	602,218

End of period		347,018	$7,456,054	353,650	$8,567,014

Net investment income not yet distributed			$42,702		$111,174

26 See financial notes

Schwab Institutional Select® S&P 500 Fund

Financial Statements

Financial Highlights

	11/1/07–		11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
	4/30/08*		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	12.39		10.99	9.57	8.95	8.30	7.00

Income (loss) from investment operations:
Net investment income (loss)	0.11		0.21	0.16	0.15	0.13	0.12
Net realized and unrealized gains (losses)	(1.29)		1.36	1.39	0.62	0.64	1.30

Total from investment operations	(1.18)		1.57	1.55	0.77	0.77	1.42
Less distributions:
Distributions from net investment income	(0.21)		(0.17)	(0.13)	(0.15)	(0.12)	(0.12)

Net asset value at end of period	11.00		12.39	10.99	9.57	8.95	8.30

Total return (%)	(9.63)[1]		14.43	16.39	8.64	9.36	20.65

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[2]	0.10	0.10	0.10	0.15	0.15
Gross operating expenses	0.22	[2]	0.22	0.28	0.33	0.35	0.36
Net investment income (loss)	2.08	[2]	1.89	1.84	1.82	1.56	1.65
Portfolio turnover rate	0	[1,3]	1	2	3	3	4
Net assets, end of period ($ x 1,000,000)	3,048		3,103	2,080	1,246	348	272
* Unaudited.
1 Not annualized.
2 Annualized.
3 Less than 1%.

See financial notes 27

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

97.4%		Common Stock	2,756,463	2,969,432
3.0%		Short-Term Investments	92,071	92,071

100.4%		Total Investments	2,848,534	3,061,503
10.6%		Collateral Invested for Securities on Loan	322,497	322,497
(11	.0)%	Other Assets and Liabilities, Net		(335,611)

100.0%		Net Assets		3,048,389

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 97.4% of net assets

Automobiles & Components 0.5%
Other Securities		0.5	16,678

Banks 3.3%
U.S. Bancorp	420,848	0.5	14,262
Wachovia Corp. (a)	486,117	0.5	14,170
Wells Fargo & Co. (a)	814,713	0.8	24,238
Other Securities		1.5	48,482

		3.3	101,152

Capital Goods 9.0%
3M Co.	171,578	0.4	13,194
General Electric Co.	2,445,525	2.6	79,969
The Boeing Co.	188,931	0.5	16,033
United Technologies Corp.	242,836	0.6	17,598
Other Securities		4.9	147,857

		9.0	274,651

Commercial Services & Supplies 0.5%
Other Securities		0.5	13,827

Consumer Durables & Apparel 1.0%
Other Securities		1.0	30,913

Consumer Services 1.4%
McDonald’s Corp.	284,597	0.6	16,956
Other Securities		0.8	26,023

		1.4	42,979

Diversified Financials 8.0%
American Express Co.	281,997	0.4	13,541
Bank of America Corp.	1,088,720	1.3	40,871
Citigroup, Inc.	1,266,661	1.0	32,009
JPMorgan Chase & Co.	837,173	1.3	39,891
Morgan Stanley	268,766	0.4	13,062
The Charles Schwab Corp. (c)	241,045	0.2	5,207
The Goldman Sachs Group, Inc.	96,406	0.6	18,449
Other Securities		2.8	82,062

		8.0	245,092

Energy 13.6%
Chevron Corp.	512,003	1.6	49,229
ConocoPhillips (a)	384,820	1.1	33,152
Exxon Mobil Corp. (a)	1,321,411	4.0	122,984
Occidental Petroleum Corp.	203,926	0.6	16,969
Schlumberger Ltd.	298,280	1.0	29,992
Other Securities		5.3	163,451

		13.6	415,777

Food & Staples Retailing 2.6%
CVS Caremark Corp.	341,788	0.5	13,798
Wal-Mart Stores, Inc. (a)	581,619	1.1	33,722
Other Securities		1.0	30,576

		2.6	78,096

Food, Beverage & Tobacco 5.2%
PepsiCo, Inc.	391,266	0.9	26,813
Philip Morris International, Inc. *	514,702	0.9	26,265
The Coca-Cola Co.	492,446	0.9	28,990
Other Securities		2.5	78,047

		5.2	160,115

Health Care Equipment & Services 3.8%
Medtronic, Inc.	277,643	0.4	13,516
Other Securities		3.4	101,152

		3.8	114,668

Household & Personal Products 2.4%
The Procter & Gamble Co.	757,541	1.7	50,793

28 See financial notes

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities		0.7	22,569

		2.4	73,362

Insurance 4.0%
American International Group, Inc.	614,155	0.9	28,374
Other Securities		3.1	92,873

		4.0	121,247

Materials 3.5%
Monsanto Co.	134,070	0.5	15,287
Other Securities		3.0	91,909

		3.5	107,196

Media 2.7%
Comcast Corp., Class A	722,052	0.5	14,838
The Walt Disney Co.	468,354	0.5	15,189
Time Warner, Inc.	890,014	0.4	13,217
Other Securities		1.3	39,971

		2.7	83,215

Pharmaceuticals & Biotechnology 7.4%
Abbott Laboratories	381,341	0.7	20,116
Johnson & Johnson	697,217	1.5	46,776
Merck & Co., Inc.	530,186	0.7	20,168
Pfizer, Inc.	1,664,086	1.1	33,465
Wyeth	330,382	0.5	14,692
Other Securities		2.9	89,442

		7.4	224,659

Real Estate 1.2%
Other Securities		1.2	35,546

Retailing 2.7%
Other Securities		2.7	81,899

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	1,424,689	1.0	31,714
Other Securities		1.5	43,557

		2.5	75,271

Software & Services 5.9%
Google, Inc., Class A *	55,531	1.0	31,891
Microsoft Corp.	1,970,493	1.8	56,198
Oracle Corp. *	973,526	0.7	20,298
Other Securities		2.4	70,546

		5.9	178,933

Technology Hardware & Equipment 7.3%
Apple, Inc. *	216,405	1.2	37,644
Cisco Systems, Inc. *	1,472,330	1.2	37,751
Hewlett-Packard Co.	620,215	1.0	28,747
International Business Machines Corp.	341,673	1.4	41,240
QUALCOMM, Inc.	396,927	0.6	17,143
Other Securities		1.9	60,209

		7.3	222,734

Telecommunication Services 3.3%
AT&T, Inc.	1,475,565	1.9	57,119
Verizon Communications, Inc.	706,670	0.9	27,193
Other Securities		0.5	16,704

		3.3	101,016

Transportation 2.1%
United Parcel Service, Inc., Class B	252,838	0.6	18,308
Other Securities		1.5	45,357

		2.1	63,665

Utilities 3.5%
Exelon Corp.	157,554	0.4	13,468
Other Securities		3.1	93,273

		3.5	106,741

Total Common Stock (Cost $2,756,463)			2,969,432

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 3.0% of net assets

Commercial Paper & Other Obligations 2.8%
Wachovia, London Time Deposit 2.09%, 05/01/08	85,500	2.7	85,500
Other Securities		0.1	1,578

		2.8	87,078

U.S. Treasury Obligation 0.2%
Other Securities		0.2	4,993

Total Short-Term Investments (Cost $92,071)			92,071

End of Investments.

See financial notes 29

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 10.6% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	322,496,507	10.6	322,497

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 04/30/08, the tax basis cost of the fund’s investments was $2,860,035 and the unrealized appreciation and depreciation were $469,375 and ($267,907), respectively, with a net unrealized appreciation of $201,468.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(c)	Issuer is affiliated with the fund’s adviser.

In addition to the above, the fund held the following at
04/30/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
S & P 500 Index, e-mini, Long, expires 06/20/08	1,080	74,844	(286)

30 See financial notes

 Schwab Institutional Select S&P 500 Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $313,542 (cost $2,848,534)		$3,061,503
Collateral invested for securities on loan		322,497
Foreign currency, at value (cost $10)		10
Receivables:
Fund shares sold		5,527
Dividends		2,713
Income from securities on loan		174
Interest		5
Prepaid expenses	+	91

Total assets		3,392,520

Liabilities
Collateral held for securities on loan		322,497
Payables:
Investments bought		18,935
Transfer agent and shareholder services fees		22
Fund shares redeemed		2,390
Due to brokers for futures	+	287

Total liabilities		344,131

Net Assets
Total assets		3,392,520
Total liabilities	−	344,131

Net assets		$3,048,389
Net Assets by Source
Capital received from investors		2,873,051
Net investment income not yet distributed		18,852
Net realized capital losses		(56,197)
Net unrealized capital gains		212,683

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$3,048,389		277,057		$11.00

See financial notes 31

 Schwab Institutional Select S&P 500 Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends (including $23 from affiliated issuer and net of $2 foreign withholding tax)		$30,331
Interest		1,075
Securities on loan	+	576

Total Investment Income		31,982

Net Realized Gains and Losses
Net realized losses on investments		(385)
Net realized losses on futures contracts	+	(5,601)

Net realized losses		(5,986)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(326,781)
Net unrealized losses on futures contracts	+	(651)

Net unrealized losses		(327,432)

Expenses
Investment adviser and administrator fees		1,467
Transfer agent and shareholder service fees		1,465
Registration fees		58
Portfolio accounting fees		53
Custodian fees		36
Professional fees		19
Shareholder reports		19
Trustees’ fees		12
Interest expense		1
Other expenses	+	20

Total expenses		3,150
Expense reduction by adviser and Schwab	−	1,684

Net expenses		1,466

Increase (Decrease) in Net Assets from Operations
Total investment income		31,982
Net expenses	−	1,466

Net investment income		30,516
Net realized losses		(5,986)
Net unrealized losses	+	(327,432)

Decrease in net assets from operations		($302,902)

32 See financial notes

 Schwab Institutional Select S&P 500 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-4/30/08	11/1/06-10/31/07
Net investment income		$30,516	$50,100
Net realized gains (losses)		(5,986)	11,183
Net unrealized gains (losses)	+	(327,432)	294,913

Increase (Decrease) in net assets from operations		(302,902)	356,196

Distributions to shareholders
Distributions from net investment income		$53,061	$32,922

Transactions in Fund Shares

		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		57,915	$639,141	89,179	$1,028,140
Shares Reinvested		4,137	48,190	2,614	29,386
Shares Redeemed	+	(35,455)	(385,917)	(30,703)	(358,242)

Net transactions in fund shares		26,597	$301,414	61,090	$699,284

Shares Outstanding and Net Assets
		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		250,460	$3,102,938	189,370	$2,080,380
Total increase or decrease	+	26,597	(54,549)	61,090	1,022,558

End of period		277,057	$3,048,389	250,460	$3,102,938

Net investment income not yet distributed			$18,852		$41,397

See financial notes 33

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Investor Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	45.81	40.40	35.31	32.54	30.25	25.25

Income (loss) from investment operations:
Net investment income (loss)	0.33 [1]	0.60 [1]	0.50 [1]	0.55	0.37	0.33
Net realized and unrealized gains (losses)	(4.71)	5.33	5.05	2.70	2.26	4.99

Total from investment operations	(4.38)	5.93	5.55	3.25	2.63	5.32
Less distributions:
Distributions from net investment income	(0.62)	(0.52)	(0.46)	(0.48)	(0.34)	(0.32)
Distributions from net realized gains	(0.03)	—	—	—	—	—

Total distributions	(0.65)	(0.52)	(0.46)	(0.48)	(0.34)	(0.32)

Net asset value at end of period	40.78	45.81	40.40	35.31	32.54	30.25

Total return (%)	(9.65)[2]	14.81	15.84	10.04	8.78	21.34

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49 [3]	0.48	0.49	0.50	0.50	0.49
Gross operating expenses	0.49 [3]	0.48	0.49	0.50	0.50	0.51
Net investment income (loss)	1.60 [3]	1.39	1.34	1.49	1.15	1.27
Portfolio turnover rate	3 [2]	6	5	6	5	5
Net assets, end of period ($ x 1,000,000)	3,395	3,974	3,918	4,166	4,258	3,974

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/2/02–
Select Shares	04/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	45.84	40.43	35.34	32.56	30.27	25.26

Income (loss) from investment operations:
Net investment income (loss)	0.36 [1]	0.66 [1]	0.56 [1]	0.56	0.42	0.37
Net realized and unrealized gains (losses)	(4.71)	5.34	5.04	2.74	2.25	4.99

Total from investment operations	(4.35)	6.00	5.60	3.30	2.67	5.36
Less distributions:
Distributions from net investment income	(0.69)	(0.59)	(0.51)	(0.52)	(0.38)	(0.35)
Distributions from net realized gains	(0.03)	—	—	—	—	—

Total distributions	(0.72)	(0.59)	(0.51)	(0.52)	(0.38)	(0.35)

Net asset value at end of period	40.77	45.84	40.43	35.34	32.56	30.27

Total return (%)	(9.58)[2]	14.98	16.01	10.21	8.90	21.52

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.34 [3]	0.33	0.34	0.35	0.35	0.35
Gross operating expenses	0.34 [3]	0.33	0.34	0.35	0.35	0.36
Net investment income (loss)	1.75 [3]	1.54	1.48	1.63	1.30	1.41
Portfolio turnover rate	3 [2]	6	5	6	5	5
Net assets, end of period ($ x 1,000,000)	2,961	3,311	2,924	2,328	2,138	1,996
* Unaudited.
1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.

34 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.7%		Common Stock	2,935,204	6,336,532
0.2%		Foreign Common Stock	7,106	10,177

99.9%		Total Investments	2,942,310	6,346,709
5.0%		Collateral Invested for Securities on Loan	319,210	319,210
(4	.9)%	Other Assets and Liabilities, Net		(310,033)

100.0%		Net Assets		6,355,886

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.7% of net assets

Automobiles & Components 0.6%
Other Securities		0.6	36,891

Banks 3.3%
U.S. Bancorp	800,355	0.4	27,124
Wachovia Corp. (a)	952,629	0.4	27,769
Wells Fargo & Co.	1,498,896	0.7	44,592
Other Securities		1.8	111,316

		3.3	210,801

Capital Goods 9.2%
3M Co.	322,034	0.4	24,764
General Electric Co.	4,539,422	2.3	148,439
The Boeing Co.	362,089	0.5	30,727
United Technologies Corp.	446,863	0.5	32,384
Other Securities		5.5	347,424

		9.2	583,738

Commercial Services & Supplies 0.7%
Other Securities		0.7	44,913

Consumer Durables & Apparel 1.0%
Other Securities		1.0	65,341

Consumer Services 1.6%
McDonald’s Corp.	523,736	0.5	31,204
Other Securities		1.1	67,221

		1.6	98,425

Diversified Financials 7.4%
American Express Co.	525,577	0.4	25,238
Bank of America Corp.	2,020,268	1.2	75,841
Citigroup, Inc.	2,363,662	0.9	59,730
JPMorgan Chase & Co.	1,544,938	1.2	73,616
Morgan Stanley	487,948	0.4	23,714
The Charles Schwab Corp. (b)	427,315	0.1	9,230
The Goldman Sachs Group, Inc.	179,032	0.5	34,261
Other Securities		2.7	170,298

		7.4	471,928

Energy 13.9%
Chevron Corp.	974,577	1.5	93,706
ConocoPhillips	739,216	1.0	63,683
Exxon Mobil Corp.	2,500,422	3.7	232,714
Occidental Petroleum Corp.	374,616	0.5	31,172
Schlumberger Ltd.	546,506	0.9	54,951
Other Securities		6.3	409,669

		13.9	885,895

Food & Staples Retailing 2.4%
CVS Caremark Corp.	651,861	0.4	26,315
Wal-Mart Stores, Inc.	1,099,977	1.0	63,777
Other Securities		1.0	60,167

		2.4	150,259

Food, Beverage & Tobacco 4.9%
PepsiCo, Inc.	728,487	0.8	49,923
Philip Morris International, Inc. *	948,215	0.8	48,387
The Coca-Cola Co.	909,204	0.8	53,525
Other Securities		2.5	161,239

		4.9	313,074

Health Care Equipment & Services 3.9%
Medtronic, Inc.	511,018	0.4	24,876
Other Securities		3.5	220,502

		3.9	245,378

Household & Personal Products 2.3%
The Procter & Gamble Co.	1,417,919	1.5	95,071

See financial notes 35

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities		0.8	49,948

		2.3	145,019

Insurance 4.8%
American International Group, Inc.	1,147,536	0.8	53,016
Berkshire Hathaway, Inc., Class A *	313	0.7	41,895
Other Securities		3.3	211,559

		4.8	306,470

Materials 4.1%
Monsanto Co.	258,534	0.5	29,478
Other Securities		3.6	233,525

		4.1	263,003

Media 2.9%
Comcast Corp., Class A (a)	1,369,253	0.5	28,138
The Walt Disney Co.	856,002	0.4	27,760
Time Warner, Inc.	1,626,601	0.4	24,155
Other Securities		1.6	106,061

		2.9	186,114

Pharmaceuticals & Biotechnology 7.2%
Abbott Laboratories	702,646	0.6	37,065
Johnson & Johnson	1,288,217	1.4	86,426
Merck & Co., Inc.	984,285	0.6	37,442
Pfizer, Inc.	3,073,810	1.0	61,814
Wyeth	608,283	0.4	27,050
Other Securities		3.2	207,054

		7.2	456,851

Real Estate 1.9%
Other Securities		1.9	117,373

Retailing 2.8%
Other Securities		2.8	176,358

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	2,631,630	0.9	58,580
Other Securities		1.5	94,239

		2.4	152,819

Software & Services 6.3%
Google, Inc., Class A *	105,296	1.0	60,470
Microsoft Corp.	3,820,588	1.7	108,963
Oracle Corp. *	1,798,710	0.6	37,503
Other Securities		3.0	192,095

		6.3	399,031

Technology Hardware & Equipment 7.0%
Apple, Inc. *	399,714	1.1	69,530
Cisco Systems, Inc. *	2,710,315	1.1	69,493
Hewlett-Packard Co.	1,209,618	0.9	56,066
International Business Machines Corp.	629,690	1.2	76,004
QUALCOMM, Inc.	733,228	0.5	31,668
Other Securities		2.2	144,554

		7.0	447,315

Telecommunication Services 3.2%
AT&T, Inc.	2,744,527	1.7	106,241
Verizon Communications, Inc.	1,305,537	0.8	50,237
Other Securities		0.7	44,951

		3.2	201,429

Transportation 2.0%
United Parcel Service, Inc., Class B	468,725	0.6	33,940
Other Securities		1.4	93,473

		2.0	127,413

Utilities 3.9%
Exelon Corp.	299,656	0.4	25,615
Other Securities		3.5	225,079

		3.9	250,694

Total Common Stock (Cost $2,935,204)			6,336,532

Foreign Common Stock 0.2% of net assets

Bermuda 0.2%

Capital Goods 0.1%
Other Securities		0.1	4,131

Consumer Services 0.0%
Other Securities		0.0	884

Diversified Financials 0.1%
Other Securities		0.1	5,162

Total Foreign Common Stock (Cost $7,106)			10,177

End of Investments.

Collateral Invested for Securities on Loan 5.0% of net assets
State Street Navigator Security Lending Prime Portfolio	319,209,617	5.0	319,210

End of collateral invested for securities on loan.

36 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

(All dollar amounts are x 1,000)

At 04/30/2008 the tax basis cost of the fund’s investments was $2,944,755 and the unrealized appreciation and depreciation were $3,555,690 and ($153,736), respectively, with a net unrealized appreciation of $3,401,954.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser
(c)	Fair-valued by Management. Please see complete schedule of holdings.

See financial notes 37

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $311,128 (cost $2,942,310)		$6,346,709
Collateral invested for securities on loan		319,210
Receivables:
Investments sold		4,989
Dividends		5,791
Fund shares sold		2,886
Income from securities on loan		301
Prepaid expenses	+	13

Total assets		6,679,899

Liabilities
Collateral invested for securities on loan		$319,210
Payables:
Investment adviser and administrator fees		118
Transfer agent and shareholder services fees		96
Fund shares redeemed		3,272
Payable to custodian		1,091
Accrued expenses	+	226

Total liabilities		324,013

Net Assets
Total assets		6,679,899
Total liabilities	−	324,013

Net assets		$6,355,886
Net Assets by Source
Capital received from investors		2,880,649
Net investment income not yet distributed		31,869
Net realized capital gains		38,969
Net unrealized capital gains		3,404,399

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$3,395,225		83,262		$40.78
Select Shares	$2,960,661		72,619		$40.77

38 See financial notes

 Schwab 1000 Index Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends (including $48 from affiliated issuer and net of $7 foreign withholding tax)		$65,995
Interest		109
Securities on Loan	+	1,224

Total Investment Income		67,328

Net Realized Gains and Losses
Net realized gains on investments		40,681
Net realized gains on affiliated issuer		63
Net realized losses on futures contracts	+	(566)

Net realized gains		40,178

Net Unrealized Gains and Losses
Net unrealized losses on investments		(794,108)
Net unrealized losses on futures contracts	+	(33)

Net unrealized losses		(794,141)

Expenses
Investment adviser and administrator fees		7,146
Transfer agent and shareholder service fees:
Investor Shares		4,358
Select Shares		1,482
Shareholder reports		146
Portfolio accounting fees		99
Custodian fees		66
Registration fees		39
Professional fees		33
Trustees’ fees		26
Interest expense		20
Other expenses	+	31

Total expenses		13,446
Custody credit	−	4

Net expenses		13,442

Increase (Decrease) in Net Assets from Operations
Total investment income		67,328
Net expenses	−	13,442

Net investment income		53,886
Net realized gains		40,178
Net unrealized losses	+	(794,141)

Decrease in net assets from operations		($700,077)

See financial notes 39

 Schwab 1000 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-04/30/08	11/1/06-10/31/07
Net investment income		$53,886	$102,885
Net realized gains		40,178	313,462
Net unrealized gains (losses)	+	(794,141)	563,461

Increase (Decrease) in net assets from operations		(700,077)	979,808

Distributions to Shareholders
Distributions from net investment income
Investor Shares		52,859	49,741
Select Shares	+	49,349	42,503

Total distributions from net investment income		102,208	92,244

Distributions from net realized gains
Investor Shares		2,740	—
Select Shares	+	2,293	—

Total distributions from net realized gains		5,033	–

Total distributions		$107,241	$92,244

Transactions in Fund Shares

		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		2,719	$111,068	6,398	$273,594
Select Shares	+	4,761	193,170	11,316	486,239

Total shares sold		7,480	$304,238	17,714	$759,833

Shares Reinvested
Investor Shares		1,186	$51,269	1,107	$45,932
Select Shares	+	974	42,080	856	35,483

Total shares reinvested		2,160	$93,349	1,963	$81,415

Shares Redeemed
Investor Shares		(7,397)	($301,306)	(17,729)	($762,521)
Select Shares	+	(5,333)	(218,271)	(12,279)	(522,702)

Total shares redeemed		(12,730)	($519,577)	(30,008)	($1,285,223)

Net transactions in fund shares		(3,090)	($121,990)	(10,331)	($443,975)

Shares Outstanding and Net Assets
		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		158,971	$7,285,194	169,302	$6,841,605
Total increase or decrease	+	(3,090)	(929,308)	(10,331)	443,589

End of period		155,881	$6,355,886	158,971	$7,285,194

Net investment income not yet distributed			$31,869		$80,191

40 See financial notes

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Investor Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	25.30	25.92	22.31	19.92	18.22	13.27

Income (loss) from investment operations:
Net investment income (loss)	0.15 [1]	0.32 [1]	0.23 [1]	0.14	0.13	0.11
Net realized and unrealized gains (losses)	(2.59)	2.35	3.67	2.38	1.68	4.98

Total from investment operations	(2.44)	2.67	3.90	2.52	1.81	5.09
Less distributions:
Distributions from net investment income	(0.36)	(0.24)	(0.14)	(0.13)	(0.11)	(0.14)
Distributions from net realized gains	(3.62)	(3.05)	(0.15)	—	—	—

Total distributions	(3.98)	(3.29)	(0.29)	(0.13)	(0.11)	(0.14)

Net asset value at end of period	18.88	25.30	25.92	22.31	19.92	18.22

Total return (%)	(10.65)[2]	11.16	17.62	12.66	9.98	38.72

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.57 [3]	0.57	0.57	0.58	0.59	0.56
Gross operating expenses	0.57 [3]	0.57	0.57	0.58	0.59	0.60
Net investment income (loss)	1.58 [3]	1.28	0.94	0.57	0.66	0.74
Portfolio turnover rate	36 [2]	31	29	40	39	34
Net assets, end of period ($ x 1,000,000)	623	756	771	823	869	886

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Select Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	25.35	25.97	22.36	19.96	18.25	13.28

Income (loss) from investment operations:
Net investment income (loss)	0.17 [1]	0.35 [1]	0.27 [1]	0.17	0.17	0.14
Net realized and unrealized gains (losses)	(2.60)	2.36	3.67	2.39	1.68	4.99

Total from investment operations	(2.43)	2.71	3.94	2.56	1.85	5.13
Less distributions:
Distributions from net investment income	(0.40)	(0.28)	(0.18)	(0.16)	(0.14)	(0.16)
Distributions from net realized gains	(3.62)	(3.05)	(0.15)	—	—	—

Total distributions	(4.02)	(3.33)	(0.33)	(0.16)	(0.14)	(0.16)

Net asset value at end of period	18.90	25.35	25.97	22.36	19.96	18.25

Total return (%)	(10.59)[2]	11.35	17.78	12.86	10.16	39.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.42 [3]	0.42	0.42	0.41	0.42	0.41
Gross operating expenses	0.42 [3]	0.42	0.42	0.43	0.44	0.45
Net investment income (loss)	1.73 [3]	1.43	1.10	0.74	0.82	0.89
Portfolio turnover rate	36 [2]	31	29	40	39	34
Net assets, end of period ($ x 1,000,000)	873	969	889	795	761	759
* Unaudited.
1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.

See financial notes 41

 Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities’’ in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

97.1%		Common Stock	1,404,369	1,451,894
1.2%		Foreign Common Stock	17,841	17,603
2.2%		Short-Term Investments	32,489	32,489

100.5%		Total Investments	1,454,699	1,501,986
33.7%		Collateral Invested for Securities on Loan	503,862	503,862
(34	.2)%	Other Assets and Liabilities, Net		(510,759)

100.0%		Net Assets		1,495,089

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 97.1% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	13,307

Banks 7.3%
UMB Financial Corp. (a)	60,824	0.2	3,019
Washington Federal, Inc. (a)	147,839	0.2	3,520
Other Securities		6.9	103,421

		7.3	109,960

Capital Goods 9.6%
Actuant Corp., Class A	93,148	0.2	3,155
CLARCOR, Inc. (a)	84,698	0.2	3,554
Curtiss-Wright Corp. (a)	73,456	0.2	3,488
Esterline Technologies Corp. (a) *	54,311	0.2	3,023
Gardner Denver, Inc. *	87,112	0.3	4,046
GrafTech International Ltd. (a) *	176,900	0.2	3,476
Hexcel Corp. (a) *	161,983	0.2	3,625
Moog, Inc., Class A (a) *	72,072	0.2	3, 107
Nordson Corp. (a)	56,843	0.2	3,355
Teledyne Technologies, Inc. (a) *	56,225	0.2	3,302
UAP Holding Corp. (a)	88,713	0.2	3,452
Wabtec Corp. (a)	81,150	0.2	3,480
Woodward Governor Co.	94,634	0.2	3,325
Other Securities		6.9	98,881

		9.6	143,269

Commercial Services & Supplies 4.1%
Waste Connections, Inc. (a) *	110,943	0.2	3,558
Other Securities		3.9	57,484

		4.1	61,042

Consumer Durables & Apparel 3.3%
The Warnaco Group, Inc. (a) *	76,463	0.2	3,528
Other Securities		3.1	46,216

		3.3	49,744

Consumer Services 4.4%
Bally Technologies, Inc. *	92,662	0.2	3,122
Career Education Corp. (a) *	152,900	0.2	3,081
Sotheby’s	114,100	0.2	3,161
Other Securities		3.8	56,859

		4.4	66,223

Diversified Financials 2.6%
Investment Technology Group, Inc. *	70,365	0.2	3,396
Other Securities		2.4	35,562

		2.6	38,958

Energy 8.3%
BP Prudhoe Bay Royalty Trust (a)	36,165	0.2	3,346
Comstock Resources, Inc. *	76,926	0.2	3,499
Markwest Energy Partners L.P.	85,200	0.2	3,042
Penn Virginia Corp. (a)	70,378	0.2	3,695
SEACOR Holdings, Inc. *	38,316	0.2	3,261
Williams Partners L.P.	85,320	0.2	3,083
Other Securities		7.1	104,004

		8.3	123,930

Food & Staples Retailing 1.0%
Other Securities		1.0	15,096

Food, Beverage & Tobacco 1.6%
Other Securities		1.6	23,935

42 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Health Care Equipment & Services 6.2%
Immucor, Inc. (a) *	118,254	0.2	3,190
Owens & Minor, Inc. (a)	69,192	0.2	3,136
Psychiatric Solutions, Inc. (a) *	93,154	0.2	3,233
Other Securities		5.6	83,407

		6.2	92,966

Household & Personal Products 0.4%
Other Securities		0.4	5,566

Insurance 2.9%
Other Securities		2.9	43,469

Materials 4.4%
Texas Industries, Inc. (a)	46,251	0.2	3,580
Other Securities		4.2	62,141

		4.4	65,721

Media 1.6%
Other Securities		1.6	23,710

Pharmaceuticals & Biotechnology 5.3%
Myriad Genetics, Inc. *	73,365	0.2	3,048
Onyx Pharmaceuticals, Inc. *	90,466	0.2	3,181
OSI Pharmaceuticals, Inc. (a) *	93,291	0.2	3,232
United Therapeutics Corp. (a) *	37,776	0.2	3,192
Other Securities		4.5	66,174

		5.3	78,827

Real Estate 6.8%
Corporate Office Properties Trust (a)	80,149	0.2	2,990
Home Properties, Inc. (a)	59,765	0.2	3,142
Other Securities		6.4	96,183

		6.8	102,315

Retailing 3.7%
Aeropostale, Inc. *	124,632	0.3	3,962
Other Securities		3.4	51,001

		3.7	54,963

Semiconductors & Semiconductor Equipment 4.0%
Microsemi Corp. (a) *	132,219	0.2	3,239
PMC-Sierra, Inc. (a) *	410,023	0.2	3,186
Other Securities		3.6	52,784

		4.0	59,209

Software & Services 6.6%
Jack Henry & Associates, Inc. (a)	125,520	0.2	3,299
NeuStar, Inc., Class A (a) *	130,795	0.2	3,598
Take-Two Interactive Software, Inc. *	130,004	0.2	3,411
Other Securities		6.0	88,700

		6.6	99,008

Technology Hardware & Equipment 4.9%
F5 Networks, Inc. *	143,600	0.2	3,250
Foundry Networks, Inc. (a) *	237,924	0.2	3,029
Vishay Intertechnology, Inc. *	315,100	0.2	2,978
Other Securities		4.3	64,516

		4.9	73,773

Telecommunication Services 0.8%
Other Securities		0.8	12,350

Transportation 2.5%
Other Securities		2.5	36,864

Utilities 3.9%
Piedmont Natural Gas Co., Inc. (a)	124,077	0.2	3,262
Vectren Corp.	129,117	0.2	3,651
Other Securities		3.5	50,776

		3.9	57,689

Total Common Stock (Cost $1,404,369)			1,451,894

Foreign Common Stock 1.2% of net assets

Bermuda 1.1%

Capital Goods 0.1%
Other Securities		0.1	1,800

Consumer Durables & Apparel 0.1%
Other Securities		0.1	854

Insurance 0.6%
Assured Guaranty Ltd. (a)	135,437	0.2	3,425
Other Securities		0.4	6,004

		0.6	9,429

Software & Services 0.1%
Other Securities		0.1	1,882

Telecommunication Services 0.1%
Other Securities		0.1	1,515

Transportation 0.1%
Other Securities		0.1	1,037

		1.1	16,517

See financial notes 43

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Cayman Islands 0.0%

Technology Hardware & Equipment 0.0%
Other Securities		0.0	89

Liberia 0.1%

Transportation 0.1%
Other Securities		0.1	997

Total Foreign Common Stock (Cost $17,841)			17,603

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 2.2% of net assets

Commercial Paper & Other Obligations 2.1%
Wells Fargo, Grand Cayman Time Deposit
2.09%, 05/01/08	30,894	2.1	30,894

U.S. Treasury Obligation 0.1%
Other Securities		0.1	1,595

Total Short-Term Investments (Cost $32,489)			32,489

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 33.7% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	503,862,363	33.7	503,862

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $1,455,376, and the unrealized appreciation and depreciation were $229,882 and ($183,272), respectively, with a net unrealized appreciation of $46,610.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
ADR — American Depositary Receipt

In addition to the above, the fund held the following at
04/30/2008. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
Russell 2000 Index, e-mini, Long, expires 06/20/08	281	20,162	(53)

44 See financial notes

 Schwab Small Cap Index Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $487,937 (cost $1,454,699)		$1,501,986
Collateral invested for securities on loan		503,862
Cash		2
Receivables:
Investments sold		121
Dividends		963
Income from securities on loan		770
Fund shares sold		511
Prepaid expenses	+	3

Total assets		2,008,218

Liabilities
Collateral held for securities on loan		503,862
Payables:
Investments bought		8,534
Investment adviser and administrator fees		37
Transfer agent and shareholder services fees		20
Fund shares redeemed		488
Due to brokers for futures		53
Accrued expenses	+	135

Total liabilities		513,129

Net Assets
Total assets		2,008,218
Total liabilities	−	513,129

Net assets		$1,495,089
Net Assets by Source
Capital received from investors		1,354,361
Net investment income not yet distributed		9,571
Net realized capital gains		83,923
Net unrealized capital gains		47,234

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$622,583		32,979		$18.88
Select Shares	$872,505		46,169		$18.90

See financial notes 45

 Schwab Small Cap Index Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of $12 foreign withholding tax)		$12,489
Interest		342
Securities on loan	+	3,344

Total Investment Income		16,175

Net Realized Gains and Losses
Net realized gains on investments		84,587
Net realized losses on futures contracts	+	(323)

Net realized gains		84,264

Net Unrealized Gains and Losses
Net unrealized losses on investments		(278,925)
Net unrealized losses on futures contracts	+	(767)

Net unrealized losses		(279,692)

Expenses
Investment adviser and administrator fees		2,228
Transfer agent and shareholder service fees:
Investor Shares		798
Select Shares		432
Registration fees		58
Portfolio accounting fees		46
Shareholder reports		38
Custodian fees		24
Professional fees		24
Trustees’ fees		8
Interest Expense		1
Other expenses	+	8

Total expenses		3,665
Expense reduction by adviser and Schwab	−	17

Net expenses		3,648

Increase (Decrease) in Net Assets from Operations
Total investment income		16,175
Net expenses	−	3,648

Net investment income		12,527
Net realized gains		84,264
Net unrealized losses	+	(279,692)

Decrease in net assets from operations		($182,901)

46 See financial notes

 Schwab Small Cap Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-04/30/08	11/1/06-10/31/07
Net investment income		$12,527	$23,290
Net realized gains		84,264	244,655
Net unrealized losses	+	(279,692)	(86,470)

Increase (Decrease) in net assets from operations		(182,901)	181,475

Distributions to Shareholders
Distributions from net investment income
Investor Shares		8,132	6,876
Select Shares	+	12,287	9,628

Total distributions from net investment income		20,419	16,504

Distributions from net realized gains
Investor Shares		106,591	88,653
Select Shares	+	140,533	104,007

Total distributions from net realized gains		247,124	192,660

Total distributions		$267,543	$209,164

Transactions in Fund Shares

		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		1,335	$25,573	3,309	$81,591
Select Shares	+	4,175	81,390	4,151	101,982

Total shares sold		5,510	$106,963	7,460	$183,573

Shares Reinvested
Investor Shares		5,458	$107,685	3,788	$89,541
Select Shares	+	7,095	140,062	4,407	104,234

Total shares reinvested		12,553	$247,747	8,195	$193,775

Shares Redeemed
Investor Shares		(3,689)	($71,056)	(6,951)	($171,881)
Select Shares	+	(3,310)	(62,654)	(4,571)	(112,733)

Total shares redeemed		(6,999)	($133,710)	(11,522)	($284,614)

Net transactions in fund shares		11,064	$221,000	4,133	$92,734

Shares Outstanding and Net Assets
		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		68,084	$1,724,533	63,951	$1,659,488
Total increase or decrease	+	11,064	(229,444)	4,133	65,045

End of period		79,148	$1,495,089	68,084	$1,724,533

Net investment income not yet distributed			$9,571		$17,463

See financial notes 47

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Investor Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	26.96	23.83	20.77	19.04	17.48	14.35

Income (loss) from investment operations:
Net investment income (loss)	0.18	0.35	0.30	0.29	0.19	0.16
Net realized and unrealized gains (losses)	(2.77)	3.06	3.01	1.69	1.53	3.14

Total from investment operations	(2.59)	3.41	3.31	1.98	1.72	3.30
Less distributions:
Distributions from net investment income	(0.33)	(0.28)	(0.25)	(0.25)	(0.16)	(0.17)
Distributions from net realized gains	(0.06)	—	—	—	—	—

Total distributions	(0.39)	(0.28)	(0.25)	(0.25)	(0.16)	(0.17)

Net asset value at end of period	23.98	26.96	23.83	20.77	19.04	17.48

Total return (%)	(9.67)[1]	14.44	16.05	10.45	9.93	23.24

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.53 [2]	0.52	0.53	0.54	0.56	0.53
Gross operating expenses	0.53 [2]	0.52	0.53	0.54	0.56	0.59
Net investment income (loss)	1.49 [2]	1.34	1.27	1.37	1.07	1.18
Portfolio turnover rate	0 [1,3]	0 [3]	3	2	2	3
Net assets, end of period ($ x 1,000,000)	596	673	607	600	592	469

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Select Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	27.04	23.90	20.83	19.09	17.52	14.37

Income (loss) from investment operations:
Net investment income (loss)	0.20	0.37	0.31	0.31	0.22	0.20
Net realized and unrealized gains (losses)	(2.78)	3.09	3.04	1.71	1.54	3.14

Total from investment operations	(2.58)	3.46	3.35	2.02	1.76	3.34
Less distributions:
Distributions from net investment income	(0.37)	(0.32)	(0.28)	(0.28)	(0.19)	(0.19)
Distributions from net realized gains	(0.06)	—	—	—	—	—

Total distributions	(0.43)	(0.32)	(0.28)	(0.28)	(0.19)	(0.19)

Net asset value at end of period	24.03	27.04	23.90	20.83	19.09	17.52

Total return (%)	(9.62)[1]	14.62	16.23	10.63	10.10	23.50

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.38 [2]	0.37	0.38	0.39	0.39	0.36
Gross operating expenses	0.38 [2]	0.37	0.38	0.39	0.41	0.44
Net investment income (loss)	1.63 [2]	1.49	1.41	1.52	1.23	1.35
Portfolio turnover rate	0 [1,3]	0 [3]	3	2	2	3
Net assets, end of period ($ x 1,000,000)	818	906	762	617	548	429
* Unaudited.
1 Not annualized.
2 Annualized.
3 Less than 1%.

48 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.7%		Common Stock	1,078,963	1,395,279
0.2%		Foreign Common Stock	2,234	2,448
0.1%		Preferred Stock	754	1,981
0.8%		Short-Term Investments	11,259	11,259

99.8%		Total Investments	1,093,210	1,410,967
4.7%		Collateral Invested for Securities on Loan	66,282	66,282
(4	.5)%	Other Assets and Liabilities, Net		(63,093)

100.0%		Net Assets		1,414,156

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.7% of net assets

Automobiles & Components 0.6%
Other Securities		0.6	8,093

Banks 3.5%
U.S. Bancorp	158,531	0.4	5,373
Wachovia Corp.	171,582	0.4	5,002
Wells Fargo & Co.	279,406	0.6	8,312
Other Securities		2.1	31,136

		3.5	49,823

Capital Goods 8.8%
3M Co.	65,000	0.4	4,999
General Electric Co.	847,966	2.0	27,729
The Boeing Co.	68,800	0.4	5,838
United Technologies Corp.	84,068	0.4	6,092
Other Securities		5.6	80,181

		8.8	124,839

Commercial Services & Supplies 1.1%
Other Securities		1.1	15,901

Consumer Durables & Apparel 1.3%
Other Securities		1.3	18,623

Consumer Services 2.1%
McDonald’s Corp.	110,300	0.5	6,572
Other Securities		1.6	22,737

		2.1	29,309

Diversified Financials 6.9%
American Express Co.	105,150	0.4	5,049
Bank of America Corp.	381,577	1.0	14,324
Citigroup, Inc.	412,286	0.7	10,418
JPMorgan Chase & Co.	295,944	1.0	14,102
The Charles Schwab Corp. (d)	111,120	0.2	2,400
The Goldman Sachs Group, Inc.	38,700	0.5	7,406
Other Securities		3.1	43,140

		6.9	96,839

Energy 12.3%
Chevron Corp.	178,939	1.2	17,205
ConocoPhillips	134,223	0.8	11,563
Exxon Mobil Corp.	483,166	3.2	44,968
Occidental Petroleum Corp.	75,020	0.5	6,242
Schlumberger Ltd.	100,000	0.7	10,055
Other Securities		5.9	84,249

		12.3	174,282

Food & Staples Retailing 2.6%
CVS Caremark Corp.	125,640	0.4	5,072
Wal-Mart Stores, Inc.	342,100	1.4	19,835
Other Securities		0.8	12,021

		2.6	36,928

Food, Beverage & Tobacco 4.8%
Kraft Foods, Inc., Class A	185,513	0.4	5,868
PepsiCo, Inc.	140,800	0.7	9,649
Philip Morris International, Inc. *	174,800	0.6	8,920
The Coca-Cola Co.	202,200	0.9	11,903
Other Securities		2.2	31,656

		4.8	67,996

Health Care Equipment & Services 4.0%
Other Securities		4.0	56,307

See financial notes 49

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Household & Personal Products 2.0%
The Procter & Gamble Co.	269,915	1.3	18,098
Other Securities		0.7	10,223

		2.0	28,321

Insurance 5.1%
American International Group, Inc.	211,922	0.7	9,791
Berkshire Hathaway, Inc., Class A *	128	1.2	17,133
Other Securities		3.2	45,382

		5.1	72,306

Materials 4.3%
Monsanto Co.	43,290	0.4	4,936
Other Securities		3.9	55,595

		4.3	60,531

Media 3.4%
The Walt Disney Co.	195,410	0.5	6,337
Time Warner, Inc.	367,052	0.4	5,451
Other Securities		2.5	35,910

		3.4	47,698

Pharmaceuticals & Biotechnology 6.5%
Abbott Laboratories	125,705	0.5	6,631
Genentech, Inc. *	87,300	0.4	5,954
Johnson & Johnson	246,370	1.2	16,529
Merck & Co., Inc.	183,552	0.5	6,982
Pfizer, Inc.	610,192	0.9	12,271
Wyeth	109,400	0.4	4,865
Other Securities		2.6	39,110

		6.5	92,342

Real Estate 1.7%
Other Securities		1.7	23,674

Retailing 3.0%
Other Securities		3.0	42,590

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	483,832	0.8	10,770
Other Securities		1.5	22,302

		2.3	33,072

Software & Services 7.3%
Google, Inc., Class A *	27,900	1.1	16,023
Microsoft Corp.	800,850	1.6	22,840
Oracle Corp. *	434,449	0.7	9,058
Visa, Inc., Class A *	70,000	0.4	5,841
Other Securities		3.5	49,913

		7.3	103,675

Technology Hardware & Equipment 6.7%
Apple, Inc. *	75,000	0.9	13,046
Cisco Systems, Inc. *	511,909	1.0	13,125
Hewlett-Packard Co.	249,636	0.8	11,571
International Business Machines Corp.	131,510	1.1	15,873
QUALCOMM, Inc.	135,100	0.4	5,835
Other Securities		2.5	35,404

		6.7	94,854

Telecommunication Services 2.9%
AT&T, Inc.	520,056	1.4	20,131
Verizon Communications, Inc.	247,572	0.7	9,527
Other Securities		0.8	10,607

		2.9	40,265

Transportation 2.0%
United Parcel Service, Inc., Class B	91,480	0.5	6,624
Other Securities		1.5	21,295

		2.0	27,919

Utilities 3.5%
Other Securities		3.5	49,092

Total Common Stock (Cost $1,078,963)			1,395,279

Foreign Common Stock 0.2% of net assets

Bermuda 0.2%

Capital Goods 0.1%
Other Securities		0.1	739

Consumer Durables & Apparel 0.0%
Other Securities		0.0	85

Consumer Services 0.0%
Other Securities		0.0	74

Diversified Financials 0.1%
Other Securities		0.1	898

Insurance 0.0%
Other Securities		0.0	240

Software & Services 0.0%
Other Securities		0.0	214

		0.2	2,250

Singapore 0.0%

Semiconductors & Semiconductor Equipment 0.0%
Other Securities		0.0	103

50 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

United Kingdom 0.0%

Transportation 0.0%
Other Securities		0.0	95

Total Foreign Common Stock (Cost $2,234)			2,448

Preferred Stock 0.1% of net assets

Health Care Equipment & Services 0.0%
Other Securities		0.0	32

Real Estate 0.1%
Other Securities		0.1	1,949

Total Preferred Stock (Cost $754)			1,981

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.8% of net assets

Commercial Paper & Other Obligations 0.7%
Wachovia, London Time Deposit
2.09%, 05/01/08	10,260	0.7	10,260

U.S. Treasury Obligation 0.1%
Other Securities	1,000	0.1	999

Total Short-Term Investments (Cost $11,259)			11,259

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 4.7% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	66,281,804	4.7	66,282

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $1,094,031 and the unrealized appreciation and depreciation were $474,765 and ($157,829), respectively,with a net unrealized appreciation of $316,936.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Please see complete schedule of holdings.
(b)	Fair-valued by Management. Please see complete schedule of holdings.
(c)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(d)	Issuer is affiliated with the fund’s adviser.
ADR — American Depositary Receipt

In addition to the above, the fund held the following at
04/30/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contracts
Russell 2000 Index, e-mini, Long, expires 06/20/08	15	1,076	(3)
S & P 500 Index, e-mini, Long, expires 06/20/08	130	9,009	(35)

			(38)

See financial notes 51

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $64,015 (cost $1,093,210)		$1,410,967
Collateral invested for securities on loan		66,282
Receivables:
Investments sold		597
Fund shares sold		1,969
Dividends		1,146
Income from securities on loan		100
Interest		1
Prepaid expenses	+	2

Total assets		1,481,064

Liabilities
Collateral invested for securities on loan		66,282
Payables:
Investments bought		3
Investment adviser and administrator fees		29
Transfer agent and shareholder services fees		19
Fund shares redeemed		464
Due to brokers for futures		37
Accrued expenses	+	74

Total liabilities		66,908

Net Assets
Total assets		1,481,064
Total liabilities	−	66,908

Net assets		$1,414,156
Net Assets by Source
Capital received from investors		1,082,975
Net investment income not yet distributed		6,751
Net realized capital gains		6,711
Net unrealized capital gains		317,719

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$595,939		24,855		$23.98
Select Shares	$818,217		34,055		$24.03

52 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends (including $11 from affiliated issuer and net of $3 foreign withholding tax)		$13,526
Interest		276
Securities on loan	+	428

Total Investment Income		14,230

Net Realized Gains and Losses
Net realized gains on investments		9,320
Net realized losses on futures contracts	+	(1,590)

Net realized gains		7,730

Net Unrealized Gains and Losses
Net unrealized losses on investments		(170,917)
Net unrealized losses on futures contracts	+	(559)

Net unrealized losses		(171,476)

Expenses
Investment adviser and administrator fees		1,756
Transfer agent and shareholder service fees:
Investor Shares		751
Select Shares		407
Portfolio accounting fees		62
Registration fees		56
Shareholder reports		30
Professional fees		24
Custodian fees		14
Trustees’ fees		8
Other expenses	+	7

Total expenses		3,115

Increase (Decrease) in Net Assets from Operations
Total investment income		14,230
Net expenses	−	3,115

Net investment income		11,115
Net realized gains		7,730
Net unrealized losses	+	(171,476)

Decrease in net assets from operations		($152,631)

See financial notes 53

 Schwab Total Stock Market Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-4/30/08	11/1/06-10/31/07
Net investment income		$11,115	21,150
Net realized gains		7,730	16,165
Net unrealized gains (losses)	+	(171,476)	162,886

Increase (Decrease) in net assets from operations		(152,631)	200,201

Distributions to Shareholders
Distributions from net investment income
Investor Shares		8,309	7,170
Select Shares	+	12,465	10,364

Total distributions from net investment income		20,774	17,534

Distributions from net realized gains
Investor Shares		1,506	—
Select Shares	+	2,022	—

Total distributions from net realized gains		3,528	—

Total distributions		$24,302	$17,534

Transactions in Fund Shares

		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		2,043	$48,949	4,388	$110,760
Select Shares	+	3,359	80,510	7,297	184,566

Total shares sold		5,402	$129,459	11,685	$295,326

Shares Reinvested
Investor Shares		361	$9,166	273	$6,688
Select Shares	+	472	11,987	349	8,568

Total shares reinvested		833	$21,153	622	$15,256

Shares Redeemed
Investor Shares		(2,518)	($60,095)	(5,145)	($130,207)
Select Shares	+	(3,296)	(78,845)	(6,015)	(152,240)

Total shares redeemed		(5,814)	($138,940)	(11,160)	($282,447)

Net transactions in fund shares		421	$11,672	1,147	$28,135

Shares Outstanding and Net Assets
		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		58,489	$1,579,417	57,342	$1,368,615
Total increase or decrease	+	421	(165,261)	1,147	210,802

End of period		58,910	$1,414,156	58,489	$1,579,417

Net investment income not yet distributed			$6,751		$16,410

54 See financial notes

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/07–		11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Investor Shares	4/30/08*		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	25.92		21.12	17.07	14.82	12.74	10.47

Income (loss) from investment operations:
Net investment income (loss)	0.28		0.50	0.48	0.35	0.26	0.23
Net realized and unrealized gains (losses)	(2.60)		4.92	3.92	2.18	2.05	2.25

Total from investment operations	(2.32)		5.42	4.40	2.53	2.31	2.48
Less distributions:
Distributions from net investment income	(0.51)		(0.62)	(0.35)	(0.28)	(0.23)	(0.21)

Net asset value at end of period	23.09		25.92	21.12	17.07	14.82	12.74

Total return (%)	(9.06)[1]		26.26	26.15	17.30	18.40	24.24

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.69	[2]	0.69	0.69	0.68	0.69	0.65
Gross operating expenses	0.69	[2]	0.69	0.70	0.72	0.73	0.74
Net investment income (loss)	2.46	[2]	2.15	2.41	2.05	1.78	2.01
Portfolio turnover rate	4	[1]	5	11	10	1	7
Net assets, end of period ($ x 1,000,000)	772		872	706	595	550	494

	11/1/07–		11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/2/02–
Select Shares	4/30/08*		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	25.95		21.14	17.09	14.83	12.75	10.47

Income (loss) from investment operations:
Net investment income (loss)	0.31		0.54	0.50	0.38	0.28	0.25
Net realized and unrealized gains (losses)	(2.61)		4.93	3.93	2.19	2.05	2.26

Total from investment operations	(2.30)		5.47	4.43	2.57	2.33	2.51
Less distributions:
Distributions from net investment income	(0.55)		(0.66)	(0.38)	(0.31)	(0.25)	(0.23)

Net asset value at end of period	23.10		25.95	21.14	17.09	14.83	12.75

Total return (%)	(8.95)[1]		26.50	26.35	17.56	18.56	24.50

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.50	[2]	0.50	0.50	0.50	0.50	0.49
Gross operating expenses	0.54	[2]	0.54	0.55	0.57	0.58	0.59
Net investment income (loss)	2.68	[2]	2.34	2.60	2.23	1.97	2.19
Portfolio turnover rate	4	[1]	5	11	10	1	7
Net assets, end of period ($ x 1,000,000)	1,164		1,264	954	776	687	629
* Unaudited.
1 Not annualized.
2 Annualized.

See financial notes 55

 Schwab International Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

	98.8%	Common Stock	1,091,861	1,913,754
	0.2%	Preferred Stock	2,466	2,844
	—%	Rights	—	578
	0.4%	Short-Term Investment	7,030	7,030

	99.4%	Total Investments	1,101,357	1,924,206
	10.0%	Collateral Invested for Securities on Loan	194,695	194,695
(9	.4)%	Other Assets and Liabilities, Net		(182,740)

	100.0%	Net Assets		1,936,161

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.8% of net assets

Australia 5.0%
BHP Billiton Ltd.	581,476	1.2	23,440
Other Securities		3.8	73,359

		5.0	96,799

Austria 0.3%
Other Securities		0.3	5,690

Belgium 1.1%
Fortis NPV (a)	358,772	0.5	9,737
Other Securities		0.6	12,716

		1.1	22,453

Bermuda 0.1%
Other Securities		0.1	2,106

Canada 8.0%
EnCana Corp.	132,106	0.5	10,658
Manulife Financial Corp. (a)	248,015	0.5	9,695
Royal Bank of Canada (a)	208,629	0.5	9,948
Other Securities		6.5	124,574

		8.0	154,875

Denmark 0.6%
Other Securities		0.6	12,774

Finland 1.3%
Nokia Oyj (a)	653,383	1.0	19,644
Other Securities		0.3	5,783

		1.3	25,427

France 11.0%
Axa (a)	294,219	0.6	10,871
BNP Paribas	148,597	0.8	15,841
Sanofi-Aventis	170,773	0.7	13,163
Suez S.A.	220,944	0.8	15,568
Total S.A.	399,919	1.7	33,500
Other Securities		6.4	123,429

		11.0	212,372

Germany 8.9%
Allianz SE - Reg’d	73,400	0.8	14,914
BASF SE (a)	81,412	0.6	11,574
Bayer AG (a)	127,406	0.6	10,788
Daimler AG - Reg’d	171,504	0.7	13,336
Deutsche Bank AG - Reg’d	85,135	0.5	10,152
E.ON AG (a)	113,017	1.2	22,925
Siemens AG	148,578	0.9	17,385
Other Securities		3.6	70,784

		8.9	171,858

Greece 0.5%
Other Securities		0.5	9,023

Hong Kong 1.2%
Other Securities		1.2	22,900

Ireland 0.6%
Other Securities		0.6	12,152

Italy 3.8%
Eni S.p.A.	409,247	0.8	15,751
Intesa Sanpaolo S.p.A.	1,516,907	0.6	11,277
UniCredit S.p.A.	2,190,129	0.8	16,506
Other Securities		1.6	30,191

		3.8	73,725

Japan 15.6%
Canon, Inc.	197,995	0.5	9,955

56 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Mitsubishi UFJ Financial Group, Inc.	1,632,070	0.9	17,984
Nintendo Co., Ltd.	18,239	0.5	10,082
Sumitomo Mitsui Financial Group, Inc.	1,269	0.6	10,920
Toyota Motor Corp.	451,003	1.2	22,984
Other Securities		11.9	229,339

		15.6	301,264

Luxembourg 0.6%
ArcelorMittal	131,278	0.6	11,512

Netherlands 3.0%
ING Groep N.V. C.V.A.	360,281	0.7	13,648
Other Securities		2.3	44,779

		3.0	58,427

Norway 0.7%
Other Securities		0.7	13,327

Portugal 0.3%
Other Securities		0.3	6,424

Singapore 0.7%
Other Securities		0.7	12,844

Spain 5.1%
Banco Bilbao Vizcaya Argentaria S.A.	585,315	0.7	13,424
Banco Santander S.A.	1,035,917	1.2	22,403
Iberdrola S.A.	819,620	0.6	11,943
Telefonica S.A.	810,211	1.2	23,281
Other Securities		1.4	27,308

		5.1	98,359

Sweden 1.8%
Other Securities		1.8	34,520

Switzerland 7.0%
ABB Ltd. - Reg’d	375,699	0.6	11,465
Nestle S.A. - Reg’d	65,630	1.6	31,324
Novartis AG - Reg’d	447,192	1.1	22,541
Roche Holding AG	115,224	1.0	19,067
UBS AG - Reg’d *	342,352	0.6	11,329
Other Securities		2.1	40,417

		7.0	136,143

United Kingdom 21.6%
Anglo American plc	218,499	0.7	14,124
AstraZeneca plc	245,264	0.5	10,289
BG Group plc	556,473	0.7	13,581
BHP Billiton plc	363,125	0.7	12,958
BP plc	3,155,561	2.0	38,238
GlaxoSmithKline plc	941,879	1.1	20,835
HSBC Holdings plc	1,926,858	1.7	33,458
Rio Tinto plc	167,659	1.0	19,545
Royal Bank of Scotland Group plc	1,626,109	0.6	11,006
Royal Dutch Shell plc, Class A	588,320	1.2	23,580
Royal Dutch Shell plc, Class B	454,943	0.9	18,128
Tesco plc	1,290,117	0.6	10,927
Vodafone Group plc	8,644,390	1.4	27,356
Other Securities		8.5	164,755

		21.6	418,780

Total Common Stock (Cost $1,091,861)			1,913,754

Preferred Stock 0.2% of net assets

Germany 0.2%
Other Securities		0.2	2,844
Total Preferred Stock (Cost $2,466)			2,844

Rights 0.0% of net assets
Other Securities		0.0	578
Total Rights (Cost $–)			578

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investment 0.4% of net assets
Other Securities	7,030	0.4	7,030
Total Short-Term Investment (Cost $7,030)			7,030

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 10.0% of net assets
Securities Lending Investments Fund, a series of the Brown Brothers Investment Trust	194,695,429	10.0	194,695

End of collateral invested for securities on loan.

See financial notes 57

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

(All dollar amounts are x 1,000)

At 04/30/08 the tax basis cost of the fund’s investments was $1,104,171, and the unrealized appreciation and depreciation were $857,203 and ($37,168), respectively, with a net unrealized appreciation of $820,035.

At 04/30/08, the prices of certain foreign securities held by the fund aggregating $1,721,380 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
CVA — Dutch Certificate

58 See financial notes

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $176,383 (cost $1,101,357)		$1,924,206
Collateral invested for securities on loan		194,695
Cash		5
Receivables:
Investments sold		4,716
Dividends		8,922
Fund shares sold		1,047
Income from securities on loan		632
Reclaims		444
Prepaid expenses	+	3

Total assets		2,134,670

Liabilities
Collateral held for securities on loan		194,695
Payables:
Investments bought		1,283
Investment adviser and administrator fees		63
Transfer agent and shareholder services fees		23
Fund shares redeemed		2,250
Accrued expenses	+	195

Total liabilities		198,509

Net Assets
Total assets		2,134,670
Total liabilities	−	198,509

Net assets		$1,936,161
Net Assets by Source
Capital received from investors		1,323,796
Net investment income not yet distributed		8,148
Net realized capital losses		(218,185)
Net unrealized capital gains		822,402

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$772,480		33,450		$23.09
Select Shares	$1,163,681		50,385		$23.10

See financial notes 59

 Schwab International Index Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of $2,658 foreign withholding tax)		$28,577
Interest		130
Securities on loan	+	1,495

Total Investment Income		30,202

Net Realized Gains and Losses
Net realized gains on investments		6,468
Net realized losses on foreign currency transactions	+	(21)

Net realized gains		6,447

Net Unrealized Gains and Losses
Net unrealized losses on investments		(223,105)
Net unrealized losses on foreign currency translations	+	(476)

Net unrealized losses		(223,581)

Expenses
Investment adviser and administrator fees		3,747
Transfer agent and shareholder service fees:
Investor Shares		965
Select Shares		567
Custodian fees		258
Portfolio accounting fees		51
Shareholder reports		44
Registration fees		32
Professional fees		25
Trustees’ fees		9
Other expenses	+	9

Total expenses		5,707
Expense reduction by adviser and Schwab	−	221

Net expenses		5,486

Increase (Decrease) in Net Assets from Operations
Total investment income		30,202
Net expenses	−	5,486

Net investment income		24,716
Net realized gains		6,447
Net unrealized losses	+	(223,581)

Decrease in net assets from operations		($192,418)

60 See financial notes

 Schwab International Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period ares unaudited.

Operations

		11/1/07-04/30/08	11/1/06-10/31/07
Net investment income		$24,716	$42,328
Net realized gains		6,447	36,315
Net unrealized gains (losses)	+	(223,581)	363,716

Increase (Decrease) in net assets from operations		(192,418)	442,359

Distributions to Shareholders
Distributions from net investment income
Investor Shares		17,168	20,568
Select Shares	+	26,872	29,711

Total distributions from net investment income		$44,040	$50,279

Transactions in Fund Shares

		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		2,669	$61,769	6,551	$149,920
Select Shares	+	4,276	96,876	8,448	193,668

Total shares sold		6,945	$158,645	14,999	$343,588

Shares Reinvested
Investor Shares		647	$15,700	875	$18,798
Select Shares	+	992	24,068	1,257	26,990

Total shares reinvested		1,639	$39,768	2,132	$45,788

Shares Redeemed
Investor Shares		(3,488)	($78,926)	(7,214)	($164,681)
Select Shares	+	(3,612)	(82,757)	(6,076)	(140,165)

Total shares redeemed		(7,100)	($161,683)	(13,290)	($304,846)

Net transactions in fund shares		1,484	$36,730	3,841	$84,530

Shares Outstanding and Net Assets
		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		82,351	$2,135,889	78,510	$1,659,279
Total increase or decrease	+	1,484	(199,728)	3,841	476,610

End of period		83,835	$1,936,161	82,351	$2,135,889

Net investment income not yet distributed			$8,148		$27,472

See financial notes 61

 Schwab Equity Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”), are no-load, open-end management investment companies. The trusts are organized as a Massachusetts business trust and are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trusts including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund (formerly Schwab Viewpoints Fund)
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund

Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Schwab Investments (organized October 26, 1990)
Schwab 1000 Index Fund
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab Tax-Free YieldPlus Fund
Schwab Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Tax-Free Bond Fund
Schwab Global Real Estate Fund

The Schwab Equity Index Funds, with the exception of Schwab Institutional Select S&P 500 Fund, offer multiple share classes. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. The e.Shares®, are available only to clients of Schwab Institutional®, Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically. Schwab S&P 500 Index Fund offers three classes of shares: Investor Shares, Select Shares® and e.Shares®. Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Market Index Fund and Schwab International Index Fund each offer two classes of shares: Investor Shares and Select Shares®. Schwab Institutional Select S&P 500 Fund offers one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate. The fund does not isolate the portion of

62

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price.

•	Futures and Forward valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to /from broker”).

Forward Currency Contract: The Schwab International Index Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Repurchase Agreement: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the

 63

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Interest Income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

Each Fund has an arrangement with its custodian bank under which the Fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown

64

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of October 31, 2007, management has reviewed the tax positions for open tax years (October 31, 2004 through October 31, 2007), and determined that no provision for income tax is required in the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the Financial Accounting Standards board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS 161 on the funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

		Institutional
	S&P 500	Select	Schwab 1000
Average daily net assets	Index Fund	S&P 500 Fund	Index Fund

First $500 million	0.15%	0.15%	0.30%
$500 million to $5 billion	0.09%	0.09%	0.22%
$5 billion to $10 billion	0.08%	0.08%	0.20%
Over $10 billion	0.07%	0.07%	0.18%

		Total Stock
	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund

First $500 million	0.33%	0.30%	0.43%
Over $500 million	0.28%	0.22%	0.38%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

 65

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%
e.Shares*	0.05%	0.05%
Institutional Select Shares	0.05%	0.05%

*	e.Shares is only offered by S&P 500 Index Fund and Institutional Select Shares only offered by Institutional Select S&P 500 Fund.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through February 27, 2009, as follows:

		Institutional	Schwab		Total Stock
	S&P 500	Select S&P	1000 Index	Small-Cap	Market Index	International
	Index Fund	500 Fund	Fund	Index Fund	Fund	Index Fund

Investor Shares	0.37%	n/a	0.51%	0.60%	0.58%	0.69%
Select Shares	0.19%	n/a	0.36%	0.42%	0.39%	0.50%
e.Shares*	0.28%	n/a	n/a	n/a	n/a	n/a
Institutional Select Shares	n/a	0.10%	n/a	n/a	n/a	n/a

*	e.Shares is only offered by S&P 500 Index Fund and Institutional Select Shares only offered by Institutional Select S&P 500 Fund.

The funds may engage in certain transactions involving related parties. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other Schwab Funds buy and sell fund shares, particularly Schwab MarketTrack Portfolios, which seek to provide investors with allocated portfolios of Schwab Index funds. As of April 30, 2008, the percentages of fund shares owned by other Schwab Funds are:

		Institutional	Schwab		Total Stock
	S&P 500	Select S&P	1000 Index	Small-Cap	Market Index	International
	Index Fund	500 Fund	Fund	Index Fund	Fund	Index Fund

Schwab MarketTrack Portfolios:
All Equity Portfolio	—	9.1%	—	10.5%	—	10.0%
Growth Portfolio	—	6.0%	—	10.4%	—	8.0%
Balanced Portfolio	—	2.8%	—	5.6%	—	4.3%
Conservative Portfolio	0.5%	0.4%	—	2.4%	—	1.9%
Schwab Annuity Portfolios:
Growth Portfolio II	—	0.4%	—	0.6%	—	0.5%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of April 30, 2008, each fund’s total security transactions with other Schwab Funds were as follows:

S&P 500 Index Fund	$25,862
Institutional Select S&P 500 Fund	29,921
Schwab 1000 Index Fund	111,070
Small-Cap Index Fund	111,070
Total Stock Market Index Fund	—
International Index Fund	2,480

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the

66

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

4. Board of Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

5. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has overdraft facilities with the custodian and uncommitted line of credit arrangements of $150 million with State Street Corporation, $100 million with Bank of America N.A., and $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

6.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended April 30, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

S&P 500 Index Fund	$73,216	$229,059
Institutional Select S&P 500 Fund	249,512	6,268
Schwab 1000 Index Fund	183,469	293,411
Small-Cap Index Fund	552,050	611,985
Total Stock Market Index Fund	16,421	4,246
International Index Fund	105,798	84,673

 67

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

7.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds charges a 2.00% redemption fee on shares sold or exchanged 30 days or less after purchasing them. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal year are:

	Current Period	Prior Period
	(11/01/07 - 04/30/08)	(11/01/06 - 10/31/07)

S&P 500 Index Fund
Investor Shares	$32	$109
Select Shares	18	85
e.Shares	1	4
Institutional Select S&P 500 Fund	19	49
Schwab 1000 Index Fund
Investor Shares	20	90
Select Shares	—	41
Small-Cap Index Fund
Investor Shares	3	19
Select Shares	2	3
Total Stock Market Index Fund
Investor Shares	4	18
Select Shares	3	29
International Index Fund
Investor Shares	9	24
Select Shares	5	29

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2007, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration dates:

		Institutional	Schwab		Total Stock
	S&P 500	Select S&P	1000 Index	Small-Cap	Market Index	International
Expire	Index Fund	500 Fund	Fund	Index Fund	Fund	Index Fund

2009	$7,194	$6,440	$—	$—	$—	$61,592
2010	400,268	27,646	—	—	—	112,722
2011	72,381	1,609	—	—	—	39,016
2012	29,212	—	—	—	—	8,278
2013	175,896	—	—	—	—	—
2014	109,257	2,359	—	—	—	—

Total	$794,208	$38,054	$—	$—	$—	$221,608

For tax purposes, capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2007, capital losses utilized for each fund are a follows:

		Institutional	Schwab		Total Stock
	S&P 500	Select S&P	1000 Index	Small-Cap	Market Index	International
	Index Fund	500 Fund	Fund	Index Fund	Fund	Index Fund

Capital losses utilized	$69,534	$10,467	$308,636	$—	$13,418	$36,036

68

Trustees and Officers

The tables below give information as of May 16, 2008, about the trustees and officers for The Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of May 16, 2008, the Fund Complex included 81 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	81	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	81	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

 69

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	68	None.

Walt Bettinger(2) 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

70

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-CSIM (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 71

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

72

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab* Fundamental US Large Company Index Fund
Schwab* Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Premier® Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek the highest current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are registered service marks of Research Affiliates LLC.

1 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13562-11

Schwab Fundamental Index* Funds

Semiannual Report
April 30, 2008

Schwab* Fundamental
US Large Company Index Fund

Schwab* Fundamental
US Small-Mid Company
Index Fund

Schwab Fundamental
International* Large Company
Index Fund

Schwab Fundamental
International* Small-Mid
Company Index Fund

Schwab Fundamental
Emerging Markets* Index Fund

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc.
FUNDAMENTAL INDEX, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are registered service marks or service marks of Research Affiliates LLC.

Schwab Fundamental Index Funds

Other shares classes are available on many Schwab Funds®

Schwab Funds offers share classes that carry lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into another share class. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Other share classes may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for
the Report Period

Schwab* Fundamental US Large Company Index Fund

Investor Shares (Ticker Symbol: SFLVX)**	—11.25%
Select Shares® (Ticker Symbol: SFLSX)	—11.09%
Institutional Shares (Ticker Symbol: SFLNX)	—11.04%
Benchmark: FTSE RAFI U.S. 1000 Index®	—10.77%
Fund Category: Morningstar Large-Cap Value	—10.58%

Performance Details	pages 6—7

Schwab* Fundamental US Small-Mid Company Index Fund

Investor Shares (Ticker Symbol: SFSVX)	—12.22%
Select Shares® (Ticker Symbol: SFSSX)	—12.13%
Institutional Shares (Ticker Symbol: SFSNX)	—12.09%
Benchmark: FTSE RAFI U.S. Mid Small 1500 Index®	—12.34%
Fund Category: Morningstar Small-Cap Blend	—12.97%

Performance Details	pages 8—9

Schwab Fundamental International* Large Company Index Fund

Investor Shares (Ticker Symbol: SFNVX)	—10.56%
Select Shares® (Ticker Symbol: SFNSX)	—10.57%
Institutional Shares (Ticker Symbol: SFNNX)	—10.52%
Benchmark: FTSE RAFI Developed ex U.S. 1000 Index®	—9.22%
Fund Category: Morningstar Foreign Large-Cap Blend	—10.37%

Performance Details	pages 10—11

Schwab Fundamental International* Small-Mid Company Index Fund[2]

Investor Shares (Ticker Symbol: SFIVX)	5.10%
Select Shares® (Ticker Symbol: SFSMX)	5.20%
Institutional Shares (Ticker Symbol: SFILX)	5.20%
Benchmark: FTSE RAFI Developed ex U.S. 1000 Index®	6.95%
Fund Category: Morningstar Foreign Small/Mid Growth	5.45%

Performance Details	pages 12—13

Schwab Fundamental Emerging Markets* Index Fund[2]

Investor Shares (Ticker Symbol: SFEMX)	9.90%
Select Shares® (Ticker Symbol: SFESX)**	10.10%
Institutional Shares (Ticker Symbol: SFENX)**	10.00%
Benchmark: FTSE RAFI Emerging Markets Index®	11.17%
Fund Category: Morningstar Diversified Emerging Markets	8.26%

Performance Details	pages 14—15

Minimum Initial Investment[1]

Investor Shares	$ 100
Select Shares	$ 50,000
Institutional Shares	$500,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). Schwab Fundamental International Large Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc.

*SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are registered service marks or service marks of Research Affiliates LLC.

**Return for the report period presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adheering to GAAP presentation.

[1]	Please see prospectus for further detail and eligibility requirements. Certain investment managers may aggregate the investments of their underlying customer accounts to meet the minimum initial investments.

[2]	The total returns are since inception date as of 1/31/08.

Schwab Fundamental Index Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure short-term volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Over the years, these intense market fluctuations have not been the norm, but it is during these periods that many investors can give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance and weathering the inevitable ups and downs of the market. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

2 Schwab Fundamental Index Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Over the past six months, equity markets experienced volatility as declining housing valuations, distressed bond markets, and dour economic outlook contributed to difficult investment conditions and uncertainty throughout the financial marketplace. Although equity markets recovered somewhat in April, returns for the period were negative as equity prices declined in this environment.

During these times of market uncertainty, it is more important than ever to ensure that your portfolio allocations represent your goals and tolerance for risk. Schwab Funds portfolios are developed and managed to meet your increasingly diverse needs. Whether through a single asset-allocation fund or a carefully crafted portfolio of index and actively managed funds, our goal is to provide investment products that allow you to effectively and efficiently build well-diversified portfolios.

As part of an ongoing effort to better serve clients by expanding our fund offerings, we developed and launched several new funds during the period. In January, we expanded our suite of Fundamental Index Funds with the launch of the Schwab Fundamental International Small-Mid Company Index Fund and the Schwab Fundamental Emerging Markets Index Fund. These funds seek to provide clients with more targeted investment choices when pursuing positions in international and emerging markets. In addition, we launched the Schwab International Core Equity Fund, which leverages Schwab’s proprietary international stock research, and represents the first actively managed international fund within the Schwab Funds Family.

Thank you for investing with us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Schwab Fundamental Index Funds 3

The Investment Environment

During the period, investment conditions in the financial marketplace proved to be difficult as dramatic price volatility and pessimistic economic outlook made investors increasingly risk-averse. Problems in housing and credit markets continued to weigh on investor confidence as liquidity and credit quality concerns spread beyond troubled bond and lending markets. Commodity prices, particularly in oil and food, rose during the period as the U.S. dollar simultaneously fell versus many international currencies, putting pressure on consumer prices. In this environment, equity prices in general began the period higher, but dropped off as market instability persisted, declining significantly in March before rallying in April.

Risk was reassessed and redefined during the period as investors reacted to volatility. A migration to the safety of U.S. Treasuries from all corners of the market indicated that investors took steps to reduce risk. In general, value stocks—securities that typically have high dividend yields and low price-to-earnings and price-to-book ratios—outperformed growth.

On an industry group level, Banks and Diversified Financials experienced the biggest declines, primarily due to write-downs and write-offs related to the subprime mortgage market and volatility in bond markets. The middle of March was a particularly low point in investor confidence, with the collapse of Bear Stearns. Tech and Telecomm sectors were down across the board, on the assumption that domestic and global growth would slow if current conditions persisted. Energy and Transportation, as well as Food & Staples Retailing, performed well fueled by surging commodity prices and strong demand.

In the bond markets, a repricing of risk premiums and a flight to safety across all segments of the fixed income market contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals. In order to maintain liquidity, many investors were forced to sell high quality assets at depressed prices. This selling pressure occurred at the same time demand for non-U.S. Treasury securities was weakest, and as a result prices were driven down even further.

Over the last several months, the decline in the value of the U.S. dollar in conjunction with broad-spectrum increases in commodity prices contributed to concerns over inflation and the strength of the U.S. economy. Toward the end of the reporting period, the dollar reached lows against both the Yen and the Euro, while crude oil prices neared $120 dollars a barrel in April. In addition, the price of food staples such as rice and wheat rose to unprecedented levels in March.

In response to mounting market volatility and illiquidity across the broader marketplace, the Federal Reserve (the “Fed”) initiated a number of market control mechanisms designed to bolster investor confidence. During the reporting period, the Fed cut interest rates from 4.75% to 2.00% attempting to restore liquidity to the market by making lending more attractive. Additionally, major banks and other lending institutions in the private sector took measures to shore up riskier portions of their portfolios and encourage stricter borrowing standards in order to prevent further defaults and credit downgrades.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-9.64%	S&P 500® Index: measures U.S. large-cap stocks

-12.92%	Russell 2000® Index: measures U.S. small-cap stocks

-9.21%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.08%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Fundamental Index Funds

Fund Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment Management, is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of each of the funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Schwab Fundamental Index Funds 5

Schwab* Fundamental US Large Company
Index Fund

Schwab Fundamental US Large Company Index Fund Investor Shares returned -11.25% during the period, underperforming the benchmark FTSE RAFI U.S. 1000 Index, which returned -10.77%. Unlike the fund, the index does not include operational and transactional costs. The FTSE RAFI U.S. 1000 Index includes the largest listed companies incorporated in the United States, ranked by fundamental value. Other major equity indexes and averages, including the Russell 1000 Index and the S&P 500 Index, declined in value during the period as fallout from the subprime mortgage and credit crisis, as well as the threat of economic recession and a low dollar drove broad-market investor pessimism.

Negative absolute returns in the portfolio resulted from declines in key industry groups and major holdings. From an industry group perspective, only Resources and Non Classifieds experienced positive returns, up 4.78% and 16.85% respectively. Cyclical Consumer Goods, Finance, and Information Tech led declining groups, down -22.42%, -17.65%, and -16.67% respectively. In terms of stock selection, General Motors Corp., General Electric Co., and Citigroup, Inc. were the primary detractors from the portfolio as they experienced significant declines during the period. Better performing securities included Wal-Mart Stores, Inc., Hess Corp., and JP Morgan Chase & Co.

As of 04/30/08:
 Style Assessment1

 Statistics

Number of Holdings	1005
Weighted Average
Market Cap

($ x 1,000,000)	$82,108

Price/Earnings Ratio (P/E)	20.4

Price/Book Ratio (P/B)	1.8

Portfolio Turnover Rate[2]	15%

 Sector Weightings % of Investments

Financials	24.7%

Consumer Discretionary	12.6%

Industrials	10.7%

Consumer Staples	9.8%

Information Technology	9.8%

Energy	9.6%

Health Care	8.5%

Utilities	5.6%

Telecommunication Services	4.0%

Materials	3.6%

Other	1.1%

Total	100.0%

 Top Holdings % Net Assets3

Exxon Mobil Corp.	2.9%

Citigroup, Inc.	2.4%

General Electric Co.	2.3%

Bank of America Corp.	1.8%

Microsoft Corp.	1.7%

JPMorgan Chase & Co.	1.7%

Chevron Corp.	1.6%

AT&T, Inc.	1.6%

Verizon Communications, Inc.	1.4%

Wal-Mart Stores, Inc.	1.4%

Total	18.8%

*SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are registered service marks or service marks of Research Affiliates LLC.

Source of Sector Classification: S&P and MSCI.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). Schwab Fundamental US Large Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Fundamental Index Funds

 Schwab* Fundamental US Large Company Index Fund

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	Since Inception

Investor Shares (4/2/07)*	-11.25%	-8.53%	-4.32%
Select Shares (4/2/07)	-11.09%	-8.36%	-4.16%
Institutional Shares (4/2/07)	-11.04%	-8.23%	-4.03%
Benchmark: FTSE RAFI U.S. 1000 Index	-10.77%	-7.85%	-3.80%
Fund Category: Morningstar Large-Cap Value	-10.58%	-8.73%	-4.81%

Fund Expense Ratios3: Investor Shares: Net 0.59%; Gross 0.75% / Select Shares: Net 0.44%; Gross 0.60% /
Institutional Shares: Net 0.35%; Gross 0.60%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*Return for the report period presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adheering to GAAP presentation.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/08 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Fundamental Index Funds 7

Schwab* Fundamental US Small-Mid Company
Index Fund

Schwab Fundamental US Small-Mid Company Index Fund Investor Shares returned -12.22% during the period, slightly outperforming the benchmark FTSE RAFI U.S. Mid Small 1500 Index, which returned -12.34%. Unlike the fund, the index does not include operational and transactional costs. The FTSE RAFI U.S. Mid Small 1500 Index is composed of small and medium sized companies incorporated in the United States, ranked by fundamental value. Other major equity indexes and averages, including the Russell 2000 Index and the S&P 500 Index, declined in value during the period as fallout from the subprime mortgage and credit crisis, as well as the threat of economic recession and a low dollar drove broad-market investor pessimism.

Negative absolute returns in the portfolio resulted from declines in key industry groups and major holdings. From an industry group perspective, Non Cyclical Services and Cyclical Consumer Goods experienced the largest declines during the period, down -19.72% and -18.26% respectively. Resources was the only group to see positive returns, up 11.34%, due to well-performing energy stocks. Securities detracting from performance were led by Citadel Broadcasting Corp., Dryships, Inc., and Western Refining, Inc. Better performing securities included Walter Industrials, Inc. and Millennium Pharmaceuticals, Inc., both of which had positive returns for the period.

As of 04/30/08:
 Style Assessment1

 Statistics

Number of Holdings	1385
Weighted Average
Market Cap

($ x 1,000,000)	$1,397

Price/Earnings Ratio (P/E)	24.6

Price/Book Ratio (P/B)	1.5

Portfolio Turnover Rate[2]	38%

 Sector Weightings % of Investments

Financials	21.7%

Consumer Discretionary	17.7%

Industrials	16.9%

Information Technology	15.0%

Health Care	6.9%

Energy	6.6%

Materials	5.0%

Consumer Staples	3.1%

Utilities	1.9%

Telecommunication Services	1.5%

Other	3.7%

Total	100.0%

 Top Holdings % Net Assets3

The Finish Line, Inc., Class A	0.3%

Essex Property Trust, Inc.	0.3%

Cypress Semiconductor Corp.	0.2%

First Niagara Financial Group, Inc.	0.2%

Pier 1 Imports, Inc.	0.2%

Millennium Pharmaceuticals, Inc.	0.2%

ON Semiconductor Corp.	0.2%

Edwards Lifesciences Corp.	0.2%

F.N.B. Corp.	0.2%

Cleveland-Cliffs, Inc.	0.2%

Total	2.2%

*SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are registered service marks or service marks of Research Affiliates LLC.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). Schwab Fundamental US Small-Mid Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Fundamental Index Funds

 Schwab* Fundamental US Small-Mid Company Index Fund

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	Since Inception

Investor Shares (4/2/07)	-12.22%	-10.93%	-8.52%
Select Shares (4/2/07)	-12.13%	-10.75%	-8.36%
Institutional Shares (4/2/07)	-12.09%	-10.62%	-8.24%
Benchmark: FTSE RAFI U.S. Mid Small 1500 Index	-12.34%	-10.67%	-8.06%
Fund Category: Morningstar Small-Cap Blend	-12.97%	-11.66%	-9.10%

Fund Expense Ratios3: Investor Shares: Net 0.59%; Gross 1.00% / Select Shares: Net 0.44%; Gross 0.85% /
Institutional Shares: Net 0.35%; Gross 0.85%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/08 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Fundamental Index Funds 9

Schwab Fundamental International* Large Company Index Fund

Schwab Fundamental International Large Company Index Fund Investor Shares returned -10.56% during the period, underperforming the benchmark FTSE RAFI Developed ex U.S. 1000 Index, which returned -9.22%. Unlike the fund, the index does not include operational or transactional costs. The FTSE RAFI Developed ex U.S. 1000 Index consists of the largest 1000 listed companies incorporated outside of the United States, ranked by fundamental value. Negative absolute returns in the portfolio resulted from declines in key regions and major holdings. From a regional perspective, returns were down across the board, with Denmark and Finland leading the decline. In terms of stock selection, better performing securities included Royal Dutch Shell and Total. Securities detracting from performance were led by Daimler AG and Vodafone Group.

As of 04/30/08:
 Style Assessment1

 Country Weightings % of Investments

United Kingdom	21.2%

Japan	18.4%

France	10.6%

Germany	9.4%

Italy	4.7%

Switzerland	4.6%

Canada	4.4%

Australia	4.2%

Netherlands	3.9%

United States	4.3%

Spain	3.3%

Other Countries	11.0%

Total	100.0%

 Statistics

Number of Holdings	1013
Weighted Average
Market Cap

($ x 1,000,000)	$59,677

Price/Earnings Ratio (P/E)	11.9

Price/Book Ratio (P/B)	1.7

Portfolio Turnover Rate[2]	22%

 Sector Weightings % of Investments

Financials	31.7%

Consumer Discretionary	11.8%

Industrials	9.6%

Energy	9.5%

Materials	7.1%

Telecommunication Services	6.6%

Consumer Staples	6.4%

Utilities	5.7%

Health Care	3.7%

Information Technology	3.6%

Other	4.3%

Total	100.0%

 Top Holdings % Net Assets3

iShares MSCI EAFE Index Fund	3.7%

BP plc	2.2%

HSBC Holdings plc	1.9%

ING Groep N.V.C.V.A.	1.6%

Total S.A.	1.5%

Vodafone Group plc	1.3%

Royal Dutch Shell plc, Class A	1.2%

Daimler AG-Reg’d	0.9%

Eni S.p.A.	0.9%

Toyota Motor Corp.	0.9%

Total	16.1%

Foreign securities can involve risks such as political and economic instability and currency risk.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). Schwab Fundamental International Large Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

*SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are registered service marks or service marks of Research Affiliates LLC.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Fundamental Index Funds

 Schwab Fundamental International* Large Company Index Fund

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	Since Inception

Investor Shares (4/2/07)	-10.56%	-1.08%	1.56%
Select Shares (4/2/07)	-10.57%	-0.91%	1.72%
Institutional Shares (4/2/07)	-10.52%	-0.77%	1.85%
Benchmark: FTSE RAFI Developed ex U.S. 1000 Index	-9.22%	0.20%	4.42%
Fund Category: Morningstar Foreign Large-Cap Blend	-10.37%	0.20%	3.84%

Fund Expense Ratios3: Investor Shares: Net 0.59%; Gross 1.43%/ Select Shares: Net 0.44%; Gross 1.28% /
Institutional Shares: Net 0.35%; Gross 1.28%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/08 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Fundamental Index Funds 11

Schwab Fundamental International* Small-Mid Company Index Fund

Schwab Fundamental International Small-Mid Company Index Fund Investor Shares returned 5.10% since inception on 1/31/08 through 4/30/08. During this three-month period, the benchmark FTSE RAFI Developed ex U.S. Mid Small 1500 Index returned 6.95%. The fund generally invests in stocks that comprise the FTSE RAFI Developed ex U.S. Mid Small 1500 Index. The Index is comprised of 1500 small and medium-sized companies domiciled in developed countries outside the United States ranked by fundamental value. From a regional perspective, the Netherlands and Denmark performed well, while New Zealand and China detracted from performance. In terms of stock selection, better performing securities included AWB and STX Pan Ocean Co., Ltd. Securities detracting from performance were led by Ibiden Co., Ltd. and London Stock Exchange Group.

As of 04/30/08:
 Style Assessment1

 Country Weightings % of Investments

Japan	32.3%

United Kingdom	13.5%

Australia	6.7%

Canada	6.2%

Germany	3.3%

Switzerland	3.2%

France	3.1%

Netherlands	2.8%

Italy	2.8%

Singapore	2.4%

Other Countries	23.7%

Total	100.0%

 Statistics

Number of Holdings	1445
Weighted Average
Market Cap

($ x 1,000,000)	$2,942

Price/Earnings Ratio (P/E)	14.1

Price/Book Ratio (P/B)	1.3

Portfolio Turnover Rate[2]	57%

 Sector Weightings % of Investments

Industrials	24.0%

Financials	19.1%

Consumer Discretionary	18.6%

Materials	10.2%

Consumer Staples	8.9%

Information Technology	8.0%

Energy	4.5%

Health Care	4.2%

Utilities	1.7%

Telecommunication Services	0.8%

Total	100.0%

 Top Holdings % Net Assets3

iShares MSCI EAFE Index Fund	1.6%

Sims Group Ltd.	0.3%

TietoEnator Oyj	0.2%

Dyno Nobel Ltd.	0.2%

AWB Ltd.	0.2%

SBM Offshore N.V.	0.2%

Pendragon plc	0.2%

Ulvac, Inc.	0.2%

Cobham plc	0.2%

Invensys plc	0.2%

Total	3.5%

Foreign securities can involve risks such as political and economic instability and currency risk.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). Schwab Fundamental International Large Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

*SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are registered service marks or service marks of Research Affiliates LLC.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Fundamental Index Funds

 Schwab Fundamental International* Small-Mid Company Index Fund

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Total Returns1,2

Fund Class and Inception Date	Since Inception

Investor Shares (1/31/08)	5.10%
Select Shares (1/31/08)	5.20%
Institutional Shares (1/31/08)	5.20%
Benchmark: FTSE RAFI Developed ex U.S. Mid Small 1500 Index	6.95%
Fund Category: Morningstar Foreign Small/Mid Growth	5.45%

Fund Expense Ratios3: Investor Shares: Net 0.79%; Gross 0.87%/ Select Shares: Net 0.64%; Gross 0.72% /
Institutional Shares: Net 0.55%; Gross 0.72%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/08 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Fundamental Index Funds 13

Schwab Fundamental Emerging Markets*
Index Fund

Schwab Fundamental Emerging Markets Index Fund Investor Shares returned 9.90% since inception on 1/31/08 through 4/30/08. During this three-month period, the benchmark FTSE RAFI Emerging Markets Index returned 11.17%. The fund generally invests in stocks that comprise the FTSE RAFI Emerging Market Index. The Index is comprised of 350 companies from emerging markets ranked by fundamental value. From a regional perspective, Thailand, Taiwan, and Brazil performed well, while Indonesia and the Philippines declined. In terms of stock selection, better performing securities included Samsung Electronics Co. and LG Electronics, Inc. Securities detracting from performance were led by State Bank of India and Korea Electric Power. Relative to the benchmark, stock selection in India, as well as an underweight to Russia and the United States, contributed to underperformance.

As of 04/30/08:
 Style Assessment1

 Country Weightings % of Investments

China	17.4%

Republic of Korea	15.9%

Taiwan	13.5%

Brazil	13.2%

Russia	6.2%

South Africa	5.8%

Mexico	5.5%

India	2.7%

Other	19.8%

Total	100.0%

 Statistics

Number of Holdings	361
Weighted Average
Market Cap

($ x 1,000,000)	$36,179

Price/Earnings Ratio (P/E)	13.3

Price/Book Ratio (P/B)	2.2

Portfolio Turnover Rate[2]	102%

 Sector Weightings % of Investments

Energy	22.0%

Financials	19.4%

Materials	12.7%

Information Technology	11.5%

Telecommunication Services	9.4%

Industrials	8.3%

Other	5.0%

Consumer Discretionary	4.0%

Utilities	3.8%

Consumer Staples	3.4%

Health Care	0.5%

Total	100.0%

 Top Holdings % Net Assets3

PetroChina Co., Ltd., Class H	7.9%

Samsung Electronics Co., Ltd.	3.1%

Petroleo Brasileiro S.A.	2.7%

Gazprom	2.1%
China Petroleum & Chemical

Corp., Class H	1.8%
Taiwan Semiconductor Manufacturing

Co., Ltd.	1.8%

LUKOIL ADR	1.7%

Banco Bradesco S.A.	1.3%
Telefonos de Mexico S.A.B.

de C.V.	1.2%

Banco Itau Holding Financeira S.A.	1.1%

Total	24.7%

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). Schwab Fundamental International Large Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

*SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are registered service marks or service marks of Research Affiliates LLC.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Fundamental Index Funds

 Schwab Fundamental Emerging Markets* Index Fund

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Total Returns1,2

Fund Class and Inception Date	Since Inception

Investor Shares (1/31/08)	9.90%
Select Shares (1/31/08)*	10.10%
Institutional Shares (1/31/08)*	10.00%
Benchmark: FTSE RAFI Emerging Index	11.17%
Fund Category: Morningstar Diversified Emerging Markets	8.26%

Fund Expense Ratios3: Investor Shares: Net 0.84%; Gross 1.08%/ Select Shares: Net 0.69%; Gross 0.93% /
Institutional Shares: Net 0.60%; Gross 0.93%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*Return for the report period presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adheering to GAAP presentation.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/08 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Fundamental Index Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2007 and held through April 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio	Account Value	(Net of Expenses)	During Period[1]
	(Annualized)	at 11/1/07	at 4/30/08	11/1/07–4/30/08

Schwab Fundamental US Large Company Index Fund
Investor Shares
Actual Return	0.59%	$1,000	$888.30	$2.77
Hypothetical 5% Return	0.59%	$1,000	$1,021.93	$2.97
Select Shares®
Actual Return	0.44%	$1,000	$889.10	$2.07
Hypothetical 5% Return	0.44%	$1,000	$1,022.68	$2.21
Institutional Shares
Actual Return	0.35%	$1,000	$889.60	$1.64
Hypothetical 5% Return	0.35%	$1,000	$1,023.12	$1.76

Schwab Fundamental US Small-Mid Company Index Fund
Investor Shares
Actual Return	0.59%	$1,000	$877.80	$2.75
Hypothetical 5% Return	0.59%	$1,000	$1,021.93	$2.97
Select Shares®
Actual Return	0.44%	$1,000	$878.70	$2.06
Hypothetical 5% Return	0.44%	$1,000	$1,022.68	$2.21
Institutional Shares
Actual Return	0.35%	$1,000	$879.10	$1.64
Hypothetical 5% Return	0.35%	$1,000	$1,023.12	$1.76

Schwab Fundamental International Large Company Index Fund
Investor Shares
Actual Return	0.60%	$1,000	$894.40	$2.83
Hypothetical 5% Return	0.60%	$1,000	$1,021.88	$3.02
Select Shares®
Actual Return	0.45%	$1,000	$894.30	$2.12
Hypothetical 5% Return	0.45%	$1,000	$1,022.63	$2.26
Institutional Shares
Actual Return	0.36%	$1,000	$894.80	$1.70
Hypothetical 5% Return	0.36%	$1,000	$1,023.07	$1.81

[1]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

16 Schwab Fundamental Index Funds

Fund Expenses (Unaudited) continued

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio	Account Value	(Net of Expenses)	During Period[1]
	(Annualized)	at 1/31/08	at 4/30/08	1/31/08–4/30/08

Schwab Fundamental International Small-Mid Company Index Fund
Investor Shares
Actual Return	0.83%	$1,000	$1,051.10	$2.12
Hypothetical 5% Return	0.83%	$1,000	$1,010.37	$2.07
Select Shares®
Actual Return	0.68%	$1,000	$1,052.00	$1.73
Hypothetical 5% Return	0.68%	$1,000	$1,010.74	$1.70
Institutional Shares
Actual Return	0.58%	$1,000	$1,052.00	$1.48
Hypothetical 5% Return	0.58%	$1,000	$1,010.99	$1.45

Schwab Fundamental Emerging Markets Index Fund
Investor Shares
Actual Return	0.85%	$1,000	$1,099.00	$2.22
Hypothetical 5% Return	0.85%	$1,000	$1,010.32	$2.12
Select Shares®
Actual Return	0.71%	$1,000	$1,100.00	$1.85
Hypothetical 5% Return	0.71%	$1,000	$1,010.67	$1.77
Institutional Shares
Actual Return	0.61%	$1,000	$1,099.00	$1.59
Hypothetical 5% Return	0.61%	$1,000	$1,010.92	$1.52

[1]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 91 days of the period (from 1/31/08, commencement of operations, through 4/30/08), and divided by 366 days of the fiscal year.

Schwab Fundamental Index Funds 17

Schwab Fundamental US Large Company Index
Fund

Financial Statements

Financial Highlights

	11/1/07–	4/2/07[1]–
Investor Shares	4/30/08*	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	10.73	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08	0.05
Net realized and unrealized gains (losses)	(1.27)	0.68

Total from investment operations	(1.19)	0.73
Less distributions:
Distributions from net investment income	(0.08)	—
Distributions from net realized losses	(0.01)	—

Total distributions	(0.09)	—

Net asset value at end of period	9.45	10.73

Total return (%)	(11.17)[2]	7.30	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59 [3]	0.59	[3]
Gross operating expenses	0.66 [3]	0.75	[3]
Net investment income (loss)	1.76 [3]	1.45	[3]
Portfolio turnover rate	15 [2]	2	[2]
Net assets, end of period ($ x 1,000,000)	57	47

	11/1/07–	4/2/07[1]–
Select Shares	4/30/08*	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	10.74	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09	0.05
Net realized and unrealized gains (losses)	(1.27)	0.69

Total from investment operations	(1.18)	0.74
Less distributions:
Distributions from net investment income	(0.09)	—
Distributions from net realized losses	(0.01)	—

Total distributions	(0.10)	—

Net asset value at end of period	9.46	10.74

Total return (%)	(11.09)[2]	7.40	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.44 [3]	0.44	[3]
Gross operating expenses	0.51 [3]	0.60	[3]
Net investment income (loss)	1.91 [3]	1.60	[3]
Portfolio turnover rate	15 [2]	2	[2]
Net assets, end of period ($ x 1,000,000)	103	101
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.

18 See financial notes

 Schwab Fundamental US Large Company Index Fund

Financial Highlights continued

	11/1/07–	4/2/07[1]–
Institutional Shares	4/30/08*	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	10.75	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09	0.05
Net realized and unrealized gains (losses)	(1.27)	0.70

Total from investment operations	(1.18)	0.75
Less distributions:
Distributions from net investment income	(0.09)	—
Distributions from net realized gains	(0.01)	—

Total distributions	(0.10)	—

Net asset value at end of period	9.47	10.75

Total return (%)	(11.04)[2]	7.50	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35 [3]	0.35	[3]
Gross operating expenses	0.51 [3]	0.60	[3]
Net investment income (loss)	1.98 [3]	1.66	[3]
Portfolio turnover rate	15 [2]	2	[2]
Net assets, end of period ($ x 1,000,000)	426	345
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.

See financial notes 19

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.4%	Common Stock	621,961	576,608
0.1%	Foreign Common Stock	459	462
1.1%	Short-Term Investments	6,207	6,207

99.6%	Total Investments	628,627	583,277
0.4%	Other Assets and Liabilities		2,551

100.0%	Net Assets		585,828

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.4% of net assets

Automobiles & Components 2.4%
American Axle & Manufacturing Holdings, Inc.	6,160	124
ArvinMeritor, Inc.	15,635	234
Autoliv, Inc.	4,350	266
BorgWarner, Inc.	3,750	184
Cooper Tire & Rubber Co.	9,590	126
Exide Technologies *	7,700	112
Ford Motor Co. *	643,125	5,312
General Motors Corp.	197,660	4,586
Harley-Davidson, Inc.	9,660	370
Johnson Controls, Inc.	29,870	1,053
Lear Corp. *	13,415	383
Tenneco, Inc. *	5,260	135
The Goodyear Tire & Rubber Co. *	13,690	367
Thor Industries, Inc.	2,100	64
TRW Automotive Holdings Corp. *	14,950	382
Visteon Corp. *	70,550	306
WABCO Holdings, Inc.	2,886	138

		14,142

Banks 6.2%
Associated Banc-Corp	7,560	214
Astoria Financial Corp.	5,855	139
BancorpSouth, Inc.	3,545	85
Bank of Hawaii Corp.	2,420	133
BB&T Corp.	36,075	1,237
BOK Financial Corp.	920	53
Citizens Republic Bancorp, Inc.	7,700	64
City National Corp.	1,720	83
Comerica, Inc.	14,700	511
Commerce Bancshares, Inc.	2,861	124
Countrywide Financial Corp.	160,135	926
Cullen/Frost Bankers, Inc.	2,220	124
Downey Financial Corp.	600	8
Fannie Mae	120,700	3,416
Fifth Third Bancorp	52,090	1,116
First Horizon National Corp.	17,875	193
FirstMerit Corp.	6,060	124
Flagstar Bancorp, Inc.	6,200	38
Freddie Mac	90,425	2,252
Fulton Financial Corp.	10,380	129
Hudson City Bancorp, Inc.	16,790	321
Huntington Bancshares, Inc.	25,727	242
IndyMac Bancorp, Inc.	26,540	86
KeyCorp	36,830	889
M&T Bank Corp.	5,286	493
Marshall & Ilsley Corp.	18,485	462
MGIC Investment Corp.	14,340	187
National City Corp.	90,214	568
New York Community Bancorp, Inc.	16,265	304
People’s United Financial, Inc.	5,352	91
PNC Financial Services Group, Inc.	16,055	1,113
Popular, Inc.	27,880	348
Radian Group, Inc.	24,230	131
Regions Financial Corp.	48,425	1,061
Sovereign Bancorp, Inc.	35,225	263
SunTrust Banks, Inc.	24,260	1,352
Synovus Financial Corp.	31,010	367
TCF Financial Corp.	6,865	119
TFS Financial Corp.	6,600	81
The Colonial BancGroup, Inc.	11,860	97
The PMI Group, Inc.	20,435	115
The South Financial Group, Inc.	6,430	39
Trustmark Corp.	3,125	68
U.S. Bancorp	92,000	3,118
UnionBanCal Corp.	4,870	256
Valley National Bancorp	5,167	99
Wachovia Corp.	157,748	4,598
Washington Federal, Inc.	4,550	108
Washington Mutual, Inc.	201,455	2,476
Webster Financial Corp.	4,725	123
Wells Fargo & Co.	180,425	5,368
Whitney Holding Corp.	2,930	69
Wilmington Trust Corp.	4,330	142
Zions Bancorp	6,335	294

		36,417

Capital Goods 7.8%
3M Co.	25,175	1,936
Acuity Brands, Inc.	1,220	58
Aecom Technology Corp. *	4,900	135
AGCO Corp. *	3,540	213
Alliant Techsystems, Inc. *	1,120	123
AMETEK, Inc.	1,800	87
Armstrong World Industries, Inc.	1,900	68
BlueLinx Holdings, Inc.	16,500	85
Briggs & Stratton Corp.	5,535	84
Carlisle Cos., Inc.	3,225	93
Caterpillar, Inc.	18,845	1,543
Cooper Industries Ltd., Class A	7,670	325
Crane Co.	3,325	136
Cummins, Inc.	5,884	369

20 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Danaher Corp.	4,550	355
Deere & Co.	9,886	831
Dover Corp.	9,175	454
DRS Technologies, Inc.	1,400	87
Eaton Corp.	6,060	532
EMCOR Group, Inc. *	4,240	106
Emerson Electric Co.	24,200	1,265
Fastenal Co.	2,020	99
Flowserve Corp.	925	115
Fluor Corp.	2,035	311
GATX Corp.	2,935	129
General Dynamics Corp.	11,125	1,006
General Electric Co.	410,455	13,422
Goodrich Corp.	4,655	317
Granite Construction, Inc.	4,500	154
Harsco Corp.	3,035	180
Honeywell International, Inc.	23,340	1,386
Hubbell, Inc., Class B	1,830	82
Illinois Tool Works, Inc.	16,670	872
Ingersoll-Rand Co., Ltd., Class A	12,035	534
ITT Corp.	5,955	381
Jacobs Engineering Group, Inc. *	3,840	332
Joy Global, Inc.	2,005	149
KBR, Inc.	8,600	248
Kennametal, Inc.	4,440	154
L-3 Communications Holdings, Inc.	5,035	561
Lennox International, Inc.	3,435	114
Lincoln Electric Holdings, Inc.	1,100	84
Lockheed Martin Corp.	11,635	1,234
Masco Corp.	34,150	622
McDermott International, Inc. *	2,090	112
MSC Industrial Direct Co., Inc., Class A	2,125	104
Mueller Industries, Inc.	4,830	156
Mueller Water Products, Inc., Class B	6,700	53
NACCO Industries, Inc., Class A	207	19
Northrop Grumman Corp.	17,095	1,258
Oshkosh Corp.	3,620	147
Owens Corning, Inc. *	13,300	281
PACCAR, Inc.	17,642	835
Pall Corp.	2,540	88
Parker Hannifin Corp.	6,317	504
Pentair, Inc.	4,850	179
Precision Castparts Corp.	1,716	202
Raytheon Co.	15,110	967
Rockwell Automation, Inc.	4,550	247
Rockwell Collins, Inc.	3,430	216
Roper Industries, Inc.	2,020	125
Spirit AeroSystems Holdings, Inc., Class A *	3,700	108
SPX Corp.	1,835	226
Teleflex, Inc.	2,820	155
Terex Corp. *	3,625	253
Textron, Inc.	8,320	508
The Boeing Co.	21,460	1,821
The Shaw Group, Inc. *	2,140	106
The Timken Co.	5,565	201
Thomas & Betts Corp. *	2,200	82
Trane, Inc.	7,860	366
Trinity Industries, Inc.	2,625	80
Tyco International Ltd.	40,435	1,892
United Rentals, Inc. *	8,485	160
United Technologies Corp.	29,615	2,146
URS Corp. *	6,093	246
USG Corp. *	4,825	170
W.W. Grainger, Inc.	2,035	176
WESCO International, Inc. *	2,620	97

		45,657

Commercial Services & Supplies 0.8%
Allied Waste Industries, Inc. *	41,265	510
Avery Dennison Corp.	5,450	263
ChoicePoint, Inc. *	1,625	78
Cintas Corp.	4,450	132
Corrections Corp. of America *	5,140	131
Covanta Holding Corp. *	2,915	77
Deluxe Corp.	5,245	111
Equifax, Inc.	3,530	135
HNI Corp.	3,020	66
IKON Office Solutions, Inc.	22,725	249
Kelly Services, Inc., Class A	5,340	119
Manpower, Inc.	6,245	419
PHH Corp. *	13,390	263
Pitney Bowes, Inc.	11,905	430
R.R. Donnelley & Sons Co.	12,820	393
Republic Services, Inc.	5,370	171
Robert Half International, Inc.	2,930	69
Steelcase, Inc., Class A	6,075	67
The Brink’s Co.	820	60
United Stationers, Inc. *	2,925	129
Waste Management, Inc.	24,955	901

		4,773

Consumer Durables & Apparel 1.8%
American Greetings Corp., Class A	4,250	76
Beazer Homes USA, Inc.	21,135	234
Brookfield Homes Corp.	2,800	44
Brunswick Corp.	12,170	203
Centex Corp.	18,290	381
Coach, Inc. *	5,475	195
D.R. Horton, Inc.	38,090	590
Eastman Kodak Co.	32,940	589
Fortune Brands, Inc.	8,860	599
Furniture Brands International, Inc.	9,460	128
Garmin Ltd.	1,370	56
Hanesbrands, Inc. *	9,600	336
Harman International Industries, Inc.	2,720	111
Hasbro, Inc.	5,465	194
Hovnanian Enterprises, Inc., Class A *	18,470	218
Jarden Corp. *	4,277	91
Jones Apparel Group, Inc.	11,575	183
KB HOME	11,960	269
Leggett & Platt, Inc.	15,920	264
Lennar Corp., Class A	20,400	376
Liz Claiborne, Inc.	10,545	187
M.D.C. Holdings, Inc.	3,635	158
Mattel, Inc.	15,735	295
Meritage Homes Corp. *	5,325	101
Mohawk Industries, Inc. *	5,435	414
Newell Rubbermaid, Inc.	16,750	344
NIKE, Inc., Class B	9,128	610

See financial notes 21

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

NVR, Inc. *	303	186
Polaris Industries, Inc.	1,900	89
Polo Ralph Lauren Corp.	2,720	169
Pulte Homes, Inc.	34,870	455
Quiksilver, Inc. *	8,550	83
Snap-on, Inc.	3,430	204
Standard Pacific Corp.	31,655	160
The Black & Decker Corp.	2,130	140
The Ryland Group, Inc.	5,435	174
The Stanley Works	3,840	185
The Timberland Co., Class A *	3,600	53
Toll Brothers, Inc. *	10,395	235
Tupperware Brands Corp.	3,140	124
VF Corp.	5,145	383
WCI Communities, Inc. *	1,455	5
Whirlpool Corp.	6,255	455

		10,346

Consumer Services 1.2%
Apollo Group, Inc., Class A *	2,725	139
Boyd Gaming Corp.	2,725	51
Brinker International, Inc.	6,855	156
Burger King Holdings, Inc.	3,540	99
Career Education Corp. *	4,935	99
Carnival Corp.	24,745	994
Darden Restaurants, Inc.	6,245	222
H&R Block, Inc.	18,465	404
Hillenbrand, Inc. *	2,825	54
International Game Technology	5,255	183
Jack In the Box, Inc. *	4,240	113
Las Vegas Sands Corp. *	1,270	97
Marriott International, Inc., Class A	9,460	324
McDonald’s Corp.	29,480	1,756
MGM MIRAGE *	3,215	164
Penn National Gaming, Inc. *	2,140	91
Regis Corp.	3,375	99
Royal Caribbean Cruises Ltd.	7,805	249
Service Corp. International	10,010	111
Starbucks Corp. *	18,290	297
Starwood Hotels & Resorts Worldwide, Inc.	7,470	390
Wendy’s International, Inc.	4,665	135
Wyndham Worldwide Corp.	12,360	266
Yum! Brands, Inc.	11,230	457

		6,950

Diversified Financials 9.8%
Allied Capital Corp.	14,000	281
American Capital Strategies Ltd.	8,455	268
American Express Co.	40,395	1,940
AmeriCredit Corp. *	14,470	202
Ameriprise Financial, Inc.	9,700	461
Apollo Investment Corp.	6,514	105
Bank of America Corp.	287,575	10,796
Bank of New York Mellon Corp.	23,552	1,025
Capital One Financial Corp.	25,110	1,331
CIT Group, Inc.	25,105	273
Citigroup, Inc.	564,855	14,274
CME Group, Inc.	602	275
Discover Financial Services	38,112	694
E *TRADE Financial Corp. *	75,715	301
Federated Investors, Inc., Class B	2,030	68
Franklin Resources, Inc.	5,040	480
Interactive Brokers Group, Inc., Class A *	4,800	152
Janus Capital Group, Inc.	5,165	145
Jefferies Group, Inc.	3,030	57
JPMorgan Chase & Co.	203,845	9,713
Legg Mason, Inc.	4,720	285
Lehman Brothers Holdings, Inc.	26,775	1,185
Leucadia National Corp.	2,150	110
Liberty Media Corp. - Capital, Series A *	2,217	34
Merrill Lynch & Co., Inc.	52,845	2,633
MF Global Ltd. *	7,100	94
Moody’s Corp.	9,320	344
Morgan Stanley	75,125	3,651
Nelnet, Inc., Class A	3,400	44
Northern Trust Corp.	6,860	508
Nymex Holdings, Inc.	2,000	185
NYSE Euronext	1,620	107
Och-Ziff Capital Management Group	8,500	165
Raymond James Financial, Inc.	5,535	159
SLM Corp. *	29,235	542
State Street Corp.	7,436	536
T. Rowe Price Group, Inc.	3,745	219
TD Ameritrade Holding Corp. *	12,470	226
The Bear Stearns Cos., Inc.	9,000	97
The Charles Schwab Corp. (b)	18,515	400
The Goldman Sachs Group, Inc.	15,111	2,892
The Nasdaq OMX Group, Inc. *	3,830	140
The Student Loan Corp.	208	26

		57,423

Energy 9.6%
Anadarko Petroleum Corp.	14,735	981
Apache Corp.	7,420	999
Arch Coal, Inc.	2,030	116
Baker Hughes, Inc.	7,475	605
BJ Services Co.	8,770	248
Cameron International Corp. *	3,250	160
Chesapeake Energy Corp.	11,520	596
Chevron Corp.	98,415	9,463
Cimarex Energy Co.	3,845	240
ConocoPhillips	80,510	6,936
CONSOL Energy, Inc.	1,135	92
CVR Energy, Inc. *	2,100	45
Denbury Resources, Inc. *	4,500	137
Devon Energy Corp.	10,770	1,221
Diamond Offshore Drilling, Inc.	1,220	153
El Paso Corp.	29,120	499
ENSCO International, Inc.	2,530	161
EOG Resources, Inc.	2,950	385
Exxon Mobil Corp.	184,510	17,172
FMC Technologies, Inc. *	1,940	130
Forest Oil Corp. *	2,550	150
Foundation Coal Holdings, Inc.	1,735	104
Frontier Oil Corp.	2,830	70
General Maritime Corp.	2,600	68
Halliburton Co.	25,065	1,151
Helix Energy Solutions Group, Inc. *	2,700	93

22 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Helmerich & Payne, Inc.	2,495	134
Hess Corp.	6,550	696
Marathon Oil Corp.	34,790	1,585
Massey Energy Co.	3,440	180
Murphy Oil Corp.	4,675	422
Nabors Industries Ltd. *	8,800	330
National-Oilwell Varco, Inc. *	5,623	385
Newfield Exploration Co. *	4,555	277
Noble Corp.	3,040	171
Noble Energy	3,735	325
Occidental Petroleum Corp.	18,830	1,567
Overseas Shipholding Group, Inc.	2,120	160
Patterson-UTI Energy, Inc.	4,645	130
Peabody Energy Corp.	2,445	149
Petrohawk Energy Corp. *	4,300	102
Pioneer Natural Resources Co.	4,150	240
Plains Exploration & Production Co. *	1,793	112
Pride International, Inc. *	5,165	219
Rowan Cos., Inc.	1,630	64
Schlumberger Ltd.	12,090	1,216
SEACOR Holdings, Inc. *	100	8
Ship Finance International Ltd.	2,740	83
Smith International, Inc.	3,340	256
Southwestern Energy Co. *	4,240	179
Spectra Energy Corp.	15,940	394
Stone Energy Corp. *	1,635	100
Sunoco, Inc.	10,490	487
Teekay Shipping Corp.	2,940	134
Tesoro Corp.	8,960	225
The Williams Cos., Inc.	15,875	564
Tidewater, Inc.	2,120	138
Transocean, Inc. *	2,171	320
Unit Corp. *	2,010	128
USEC, Inc. *	7,765	36
Valero Energy Corp.	30,765	1,503
Weatherford International Ltd. *	5,495	443
Whiting Petroleum Corp. *	1,200	92
World Fuel Services Corp.	3,220	79
XTO Energy, Inc.	7,825	484

		56,092

Food & Staples Retailing 3.1%
BJ’s Wholesale Club, Inc. *	7,070	269
Casey’s General Stores, Inc.	3,100	69
Costco Wholesale Corp.	20,615	1,469
CVS Caremark Corp.	24,635	995
Longs Drug Stores Corp.	3,130	125
Nash Finch Co.	1,830	67
Performance Food Group Co. *	4,755	159
Rite Aid Corp. *	127,105	343
Ruddick Corp.	2,935	114
Safeway, Inc.	37,510	1,185
SUPERVALU, Inc.	24,260	803
Sysco Corp.	33,480	1,023
The Great Atlantic & Pacific Tea Co., Inc. *	3,785	104
The Kroger Co.	55,050	1,500
The Pantry, Inc. *	3,920	43
Wal-Mart Stores, Inc.	141,035	8,177
Walgreen Co.	36,370	1,267
Weis Markets, Inc.	2,820	87
Whole Foods Market, Inc.	6,130	200
Winn-Dixie Stores, Inc. *	5,800	103

		18,102

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	106,780	2,136
Anheuser-Busch Cos., Inc.	25,575	1,258
Archer-Daniels-Midland Co.	26,105	1,150
Brown-Forman Corp., Class B	4,720	321
Bunge Ltd.	5,175	590
Campbell Soup Co.	10,430	363
Chiquita Brands International, Inc. *	2,465	56
Coca-Cola Enterprises, Inc.	20,495	461
ConAgra Foods, Inc.	37,145	875
Constellation Brands, Inc., Class A *	14,305	263
Corn Products International, Inc.	2,735	127
Cosan Ltd., Class A *	6,500	86
Dean Foods Co. *	19,390	451
Del Monte Foods Co.	13,530	122
Fresh Del Monte Produce, Inc. *	2,470	78
General Mills, Inc.	15,055	909
H.J. Heinz Co.	13,575	639
Hormel Foods Corp.	3,660	144
Kellogg Co.	9,860	505
Kraft Foods, Inc., Class A	87,732	2,775
Loews Corp. - Carolina Group	3,275	215
McCormick & Co., Inc.	5,240	198
Molson Coors Brewing Co., Class B	6,680	366
PepsiAmericas, Inc.	6,980	179
PepsiCo, Inc.	35,110	2,406
Philip Morris International, Inc. *	106,780	5,449
Pilgrim’s Pride Corp.	7,140	173
Reynolds American, Inc.	8,675	467
Sara Lee Corp.	64,750	940
Seaboard Corp.	17	29
Smithfield Foods, Inc. *	14,306	410
The Coca-Cola Co.	52,615	3,098
The Hershey Co.	8,570	320
The J. M. Smucker Co.	1,925	96
The Pepsi Bottling Group, Inc.	8,535	288
Tyson Foods, Inc., Class A	56,480	1,005
Universal Corp.	1,825	117
UST, Inc.	7,570	394
Wm. Wrigley Jr. Co.	3,975	303

		29,762

Health Care Equipment & Services 3.1%
Aetna, Inc.	12,280	535
Alcon, Inc.	895	141
AMERIGROUP Corp. *	2,200	57
AmerisourceBergen Corp.	22,070	895
Apria Healthcare Group, Inc. *	3,700	65
Baxter International, Inc.	15,260	951
Beckman Coulter, Inc.	820	56
Becton, Dickinson & Co.	5,355	479
Boston Scientific Corp. *	63,685	849
Brookdale Senior Living, Inc.	1,600	42
C.R. Bard, Inc.	1,420	134
Cardinal Health, Inc.	25,720	1,339

See financial notes 23

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Cerner Corp. *	2,105	97
CIGNA Corp.	13,309	569
Community Health Systems, Inc. *	5,750	216
Coventry Health Care, Inc. *	6,250	280
Covidien Ltd.	12,770	596
DaVita, Inc. *	4,080	214
DENTSPLY International, Inc.	3,035	118
Express Scripts, Inc. *	7,020	492
Health Management Associates, Inc., Class A *	33,695	240
Health Net, Inc. *	8,070	236
Henry Schein, Inc. *	2,930	162
Hill-Rom Holdings, Inc.	2,825	71
Hospira, Inc. *	3,850	159
Humana, Inc. *	6,370	304
IMS Health, Inc.	3,640	90
Kindred Healthcare, Inc. *	7,145	170
Laboratory Corp. of America Holdings *	2,430	184
LifePoint Hospitals, Inc. *	2,830	85
Lincare Holdings, Inc. *	4,135	101
Magellan Health Services, Inc. *	2,000	77
McKesson Corp.	25,140	1,310
Medco Health Solutions, Inc. *	24,760	1,227
Medtronic, Inc.	21,905	1,066
Omnicare, Inc.	11,350	231
Owens & Minor, Inc.	3,335	151
Patterson Cos., Inc. *	2,935	100
Quest Diagnostics, Inc.	4,955	249
St. Jude Medical, Inc. *	4,560	200
Stryker Corp.	3,845	249
Tenet Healthcare Corp. *	73,175	468
UnitedHealth Group, Inc.	31,675	1,034
Universal Health Services, Inc., Class B	2,825	177
Varian Medical Systems, Inc. *	2,120	99
WellPoint, Inc. *	24,110	1,200
Zimmer Holdings, Inc. *	6,540	485

		18,250

Household & Personal Products 1.6%
Alberto-Culver Co.	14,470	364
Avon Products, Inc.	11,425	446
Colgate-Palmolive Co.	10,730	759
Energizer Holdings, Inc. *	720	57
Kimberly-Clark Corp.	20,500	1,312
NBTY, Inc. *	2,600	73
The Clorox Co.	5,155	273
The Estee Lauder Cos., Inc., Class A	5,660	258
The Procter & Gamble Co.	87,675	5,879

		9,421

Insurance 6.5%
ACE Ltd.	14,240	859
Aflac, Inc.	14,340	956
Alleghany Corp. *	200	69
Allied World Assurance Co. Holdings Ltd.	3,540	146
Ambac Financial Group, Inc.	73,935	342
American Financial Group, Inc.	5,060	139
American International Group, Inc.	152,560	7,048
American National Insurance Co.	719	80
Aon Corp.	11,560	525
Arch Capital Group Ltd. *	2,225	157
Arthur J. Gallagher & Co.	3,040	75
Aspen Insurance Holdings Ltd.	3,225	84
Assurant, Inc.	4,555	296
Axis Capital Holdings Ltd.	5,950	202
Berkshire Hathaway, Inc., Class A *	25	3,346
Berkshire Hathaway, Inc., Class B *	309	1,377
Cincinnati Financial Corp.	11,080	398
CNA Financial Corp.	5,500	147
Conseco, Inc. *	24,540	286
Endurance Specialty Holdings Ltd.	2,330	87
Erie Indemnity Co., Class A	2,225	119
Everest Re Group Ltd.	3,725	337
Fidelity National Financial, Inc., Class A	37,505	600
First American Corp.	8,360	274
Genworth Financial, Inc., Class A	32,455	748
Hanover Insurance Group, Inc.	3,230	145
HCC Insurance Holdings, Inc.	4,735	117
IPC Holdings Ltd.	2,600	76
LandAmerica Financial Group, Inc.	3,020	87
Lincoln National Corp.	12,880	692
Loews Corp.	22,265	938
Markel Corp. *	613	266
Marsh & McLennan Cos., Inc.	33,870	934
MBIA, Inc.	30,470	317
Mercury General Corp.	3,430	171
MetLife, Inc.	35,005	2,130
Montpelier Re Holdings Ltd.	8,280	137
Nationwide Financial Services, Inc., Class A	7,965	399
Odyssey Re Holdings Corp.	2,125	76
Old Republic International Corp.	23,560	338
OneBeacon Insurance Group Ltd.	6,900	136
PartnerRe Ltd.	2,930	217
Philadelphia Consolidated Holding Corp. *	2,300	85
Principal Financial Group, Inc.	9,885	530
Protective Life Corp.	3,435	146
Prudential Financial, Inc.	21,580	1,634
Reinsurance Group of America, Inc.	1,430	74
RenaissanceRe Holdings Ltd.	2,725	140
SAFECO Corp.	7,660	511
Selective Insurance Group, Inc.	3,340	71
StanCorp Financial Group, Inc.	2,225	114
Stewart Information Services Corp.	1,900	47
The Allstate Corp.	41,575	2,094
The Chubb Corp.	17,575	931
The Commerce Group, Inc.	1,845	67
The Hartford Financial Services Group, Inc.	20,330	1,449
The Phoenix Cos., Inc.	10,280	134
The Progressive Corp.	30,945	563
The Travelers Cos., Inc.	36,355	1,832
Torchmark Corp.	5,040	326
Transatlantic Holdings, Inc.	1,625	105
Unitrin, Inc.	3,650	138
Unum Group	20,845	484
W. R. Berkley Corp.	8,460	217

24 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Wesco Financial Corp.	112	48
White Mountains Insurance Group Ltd.	529	252
XL Capital Ltd., Class A	16,785	586

		38,451

Materials 3.6%
AbitibiBowater, Inc.	9,917	98
Air Products & Chemicals, Inc.	6,675	657
Airgas, Inc.	1,600	77
AK Steel Holding Corp.	2,845	179
Albemarle Corp.	1,700	64
Alcoa, Inc.	37,465	1,303
Allegheny Technologies, Inc.	911	63
AptarGroup, Inc.	2,000	88
Ashland, Inc.	8,350	443
Ball Corp.	4,240	228
Bemis Co., Inc.	6,655	175
Cabot Corp.	4,030	118
Carpenter Technology Corp.	2,000	103
Celanese Corp., Series A	4,200	188
Chemtura Corp.	15,430	107
Commercial Metals Co.	5,845	182
Crown Holdings, Inc. *	8,720	234
Cytec Industries, Inc.	2,720	160
Domtar Corp. *	28,400	170
E.I. du Pont de Nemours & Co.	41,345	2,022
Eastman Chemical Co.	4,960	365
Ecolab, Inc.	4,560	210
FMC Corp.	1,640	103
Freeport-McMoRan Copper & Gold, Inc.	4,385	499
Graphic Packaging Holding Co *	5,995	17
Greif, Inc., Class A	1,212	78
Hercules, Inc.	4,150	78
Huntsman Corp.	11,665	262
International Flavors & Fragrances, Inc.	3,535	161
International Paper Co.	35,395	926
Louisiana-Pacific Corp.	13,885	160
Martin Marietta Materials, Inc.	1,110	121
MeadWestvaco Corp.	14,340	377
Monsanto Co.	4,395	501
Nalco Holding Co.	6,370	146
Newmont Mining Corp.	9,210	407
Nucor Corp.	8,980	678
Olin Corp.	4,855	98
Owens-Illinois, Inc. *	3,645	201
Packaging Corp. of America	3,445	76
Pactiv Corp. *	6,060	144
PPG Industries, Inc.	10,000	614
Praxair, Inc.	6,985	638
Reliance Steel & Aluminum Co.	2,720	165
Rockwood Holdings, Inc. *	3,040	112
Rohm & Haas Co.	6,000	321
RPM International, Inc.	4,965	111
Sealed Air Corp.	6,875	174
Sigma-Aldrich Corp.	3,230	184
Silgan Holdings, Inc.	1,220	65
Smurfit-Stone Container Corp. *	27,405	149
Sonoco Products Co.	5,555	183
Southern Copper Corp.	1,655	190
Steel Dynamics, Inc.	2,250	78
Temple-Inland, Inc.	17,945	209
The Dow Chemical Co.	64,880	2,605
The Lubrizol Corp.	2,135	124
The Mosaic Co. *	1,160	142
The Scotts Miracle-Gro Co., Class A	4,420	146
The Valspar Corp.	6,750	148
United States Steel Corp.	4,695	723
Valhi, Inc.	3,950	105
Vulcan Materials Co.	3,723	256
Weyerhaeuser Co.	19,030	1,216
Worthington Industries, Inc.	7,065	127

		21,052

Media 3.3%
Belo Corp., Class A	7,580	77
Cablevision Systems Corp., Class A *	16,865	388
CBS Corp., Class B	51,970	1,199
Charter Communications, Inc., Class A *	142,205	152
Clear Channel Communications, Inc.	20,205	609
Clear Channel Outdoor Holdings, Inc., Class A *	8,370	159
Comcast Corp., Class A	85,810	1,763
Comcast Corp., Special Class A	42,970	870
Discovery Holding Co., Class A *	8,815	204
DISH Network Corp., Class A *	10,870	324
Gannett Co., Inc.	23,030	659
Getty Images, Inc. *	2,720	89
Hearst-Argyle Television, Inc.	1,140	24
Lamar Advertising Co., Class A *	3,820	151
Lee Enterprises, Inc.	7,970	62
Liberty Global, Inc., Series A *	7,270	257
Liberty Global, Inc., Series C *	7,070	235
Liberty Media Corp - Entertainment, Series A *	15,368	399
Live Nation, Inc. *	5,245	72
Meredith Corp.	1,300	42
News Corp., Class A	99,880	1,788
News Corp., Class B	18,920	350
Omnicom Group, Inc.	11,404	544
R.H. Donnelley Corp. *	12,000	57
Regal Entertainment Group, Class A	17,685	335
Scholastic Corp. *	2,335	66
The DIRECTV Group, Inc. *	20,140	496
The E.W. Scripps Co., Class A	4,545	204
The Interpublic Group of Cos., Inc. *	22,305	202
The McClatchy Co., Class A	14,080	148
The McGraw-Hill Cos., Inc.	11,480	471
The New York Times Co., Class A	8,600	168
The Walt Disney Co.	69,700	2,260
The Washington Post Co., Class B	100	66
Time Warner Cable, Inc., Class A *	10,200	286
Time Warner, Inc.	210,055	3,119
Viacom, Inc., Class B *	13,800	530

See financial notes 25

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Virgin Media, Inc.	21,210	274
Warner Music Group Corp.	5,760	50

		19,149

Pharmaceuticals & Biotechnology 5.3%
Abbott Laboratories	44,875	2,367
Allergan, Inc.	4,130	233
Amgen, Inc. *	31,935	1,337
Applied Biosystems Group-Applera Corp.	4,245	135
Barr Pharmaceuticals, Inc. *	2,070	104
Biogen Idec, Inc. *	5,550	337
Bristol-Myers Squibb Co.	110,170	2,420
Celgene Corp. *	2,652	165
Cephalon, Inc. *	2,935	183
Charles River Laboratories International, Inc. *	2,725	158
Covance, Inc. *	900	75
Eli Lilly & Co.	39,915	1,922
Forest Laboratories, Inc. *	6,455	224
Genentech, Inc. *	3,570	243
Genzyme Corp. *	4,650	327
Gilead Sciences, Inc. *	3,860	200
Invitrogen Corp. *	320	30
Johnson & Johnson	85,285	5,722
King Pharmaceuticals, Inc. *	16,900	159
Merck & Co., Inc.	87,905	3,344
Mylan, Inc.	8,175	108
PerkinElmer, Inc.	4,250	113
Pfizer, Inc.	378,470	7,611
Schering-Plough Corp.	34,750	640
Thermo Fisher Scientific, Inc. *	9,445	547
Warner Chilcott Ltd., Class A *	4,700	81
Watson Pharmaceuticals, Inc. *	5,665	176
Wyeth	45,840	2,038

		30,999

Real Estate 2.0%
Alexandria Real Estate Equities, Inc.	1,784	187
AMB Property Corp.	3,340	193
Annaly Capital Management, Inc.	9,585	161
Apartment Investment & Management Co., Class A	7,724	286
AvalonBay Communities, Inc.	2,920	291
Boston Properties, Inc.	5,290	532
Brandywine Realty Trust	5,625	98
BRE Properties, Inc.	1,720	82
Camden Property Trust	3,720	197
CapitalSource, Inc.	8,400	118
CB Richard Ellis Group, Inc., Class A *	7,730	179
CBL & Associates Properties, Inc.	4,730	116
Colonial Properties Trust	4,225	102
Cousins Properties, Inc.	4,620	117
Developers Diversified Realty Corp.	5,435	233
Duke Realty Corp.	12,475	305
Equity One, Inc.	4,030	100
Equity Residential	13,925	578
Federal Realty Investment Trust	1,370	113
First Industrial Realty Trust, Inc.	3,530	107
Friedman, Billings, Ramsey Group, Inc., Class A	50,540	126
General Growth Properties, Inc.	7,450	305
Gramercy Capital Corp.	266	5
HCP, Inc.	8,365	299
Health Care REIT, Inc.	3,430	166
Healthcare Realty Trust, Inc.	4,535	128
Highwoods Properties, Inc.	3,535	124
Home Properties, Inc.	2,720	143
Hospitality Properties Trust	5,355	172
Host Hotels & Resorts, Inc.	17,685	304
HRPT Properties Trust	24,850	172
iStar Financial, Inc.	15,470	298
Kimco Realty Corp.	8,460	338
Liberty Property Trust	7,250	254
Mack-Cali Realty Corp.	3,950	154
Nationwide Health Properties, Inc.	3,435	124
Newcastle Investment Corp.	730	7
Pennsylvania Real Estate Investment Trust	6,120	154
Plum Creek Timber Co., Inc.	7,395	302
Post Properties, Inc.	2,825	104
Potlatch Corp.	3,220	144
ProLogis	7,360	461
Public Storage	3,330	302
Rayonier, Inc.	3,835	161
Realty Income Corp.	8,340	219
Redwood Trust, Inc.	4,125	137
Regency Centers Corp.	1,720	123
Senior Housing Properties Trust	4,740	113
Simon Property Group, Inc.	6,130	612
SL Green Realty Corp.	557	52
The Macerich Co.	4,970	363
Thornburg Mortgage, Inc.	2,985	4
UDR, Inc.	6,650	168
Ventas, Inc.	2,325	113
Vornado Realty Trust	7,493	698
Weingarten Realty Investors	4,035	149

		11,593

Retailing 3.9%
Abercrombie & Fitch Co., Class A	2,220	165
Advance Auto Parts, Inc.	2,345	81
Amazon.com, Inc. *	2,450	193
American Eagle Outfitters, Inc.	3,435	63
AnnTaylor Stores Corp. *	3,430	87
Asbury Automotive Group, Inc.	7,645	127
AutoNation, Inc. *	38,935	623
AutoZone, Inc. *	1,723	208
Barnes & Noble, Inc.	4,440	143
Bed Bath & Beyond, Inc. *	10,165	330
Best Buy Co., Inc.	19,050	819
Big Lots, Inc. *	8,665	234
Blockbuster, Inc., Class A *	57,375	168
Blockbuster, Inc., Class B *	33,925	79
Borders Group, Inc.	4,460	28
CarMax, Inc. *	9,440	196
Charming Shoppes, Inc. *	18,490	95
Chico’s FAS, Inc. *	8,400	59
Circuit City Stores, Inc.	53,545	254
Collective Brands, Inc. *	3,640	45

26 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Core-Mark Holding Co., Inc. *	3,100	89
Dick’s Sporting Goods, Inc. *	2,200	63
Dillard’s Inc., Class A	14,175	289
Dollar Tree, Inc. *	5,745	182
Expedia, Inc. *	14,630	370
Family Dollar Stores, Inc.	10,975	235
Foot Locker, Inc.	16,595	210
GameStop Corp., Class A *	4,040	222
Genuine Parts Co.	10,600	450
Group 1 Automotive, Inc.	4,335	116
IAC/InterActiveCorp. *	24,745	515
J.C. Penney Co., Inc.	13,500	574
Kohl’s Corp. *	13,595	664
Liberty Media Corp. - Interactive Class A *	42,820	648
Limited Brands, Inc.	34,320	636
Lowe’s Cos., Inc.	62,655	1,578
Macy’s, Inc.	36,020	911
Nordstrom, Inc.	7,255	256
O’Reilly Automotive, Inc. *	4,630	134
Office Depot, Inc. *	39,250	498
OfficeMax, Inc.	12,055	220
Penske Automotive Group, Inc.	7,595	159
PetSmart, Inc.	5,140	115
RadioShack Corp.	10,080	140
Rent-A-Center, Inc. *	9,670	208
Ross Stores, Inc.	4,645	156
Saks, Inc. *	20,535	267
Sears Holdings Corp. *	10,321	1,018
Sonic Automotive, Inc., Class A	9,160	186
Staples, Inc.	22,800	495
Target Corp.	36,615	1,945
The Gap, Inc.	22,775	424
The Home Depot, Inc.	124,426	3,583
The Sherwin-Williams Co.	5,545	307
The Talbots, Inc.	1,635	13
The TJX Cos., Inc.	16,280	525
Tiffany & Co.	3,535	154
Williams-Sonoma, Inc.	4,845	128
Zale Corp. *	4,745	98

		22,778

Semiconductors & Semiconductor Equipment 1.5%
Advanced Micro Devices, Inc. *	54,130	323
Altera Corp.	6,150	131
Amkor Technology, Inc. *	12,980	124
Analog Devices, Inc.	7,965	257
Applied Materials, Inc.	24,485	457
Atmel Corp. *	15,690	58
Broadcom Corp., Class A *	11,745	305
Fairchild Semiconductor International, Inc. *	4,660	61
Integrated Device Technology, Inc. *	9,495	101
Intel Corp.	186,300	4,147
International Rectifier Corp. *	3,825	87
Intersil Corp., Class A	2,835	76
KLA-Tencor Corp.	3,030	132
Lam Research Corp. *	2,220	91
Linear Technology Corp.	4,555	159
LSI Corp. *	23,040	143
Marvell Technology Group Ltd. *	10,430	135
MEMC Electronic Materials, Inc. *	2,000	126
Microchip Technology, Inc.	2,980	109
Micron Technology, Inc. *	59,775	461
National Semiconductor Corp.	8,050	164
Novellus Systems, Inc. *	3,140	69
NVIDIA Corp. *	7,217	148
Spansion, Inc., Class A *	49,331	163
Teradyne, Inc. *	4,550	60
Texas Instruments, Inc.	27,610	805
Xilinx, Inc.	5,960	148

		9,040

Software & Services 3.7%
Accenture Ltd., Class A	15,795	593
Activision, Inc. *	4,550	123
Adobe Systems, Inc. *	7,440	277
Affiliated Computer Services, Inc., Class A *	5,855	310
Alliance Data Systems Corp. *	720	41
Amdocs Ltd. *	5,700	179
Autodesk, Inc. *	2,570	98
Automatic Data Processing, Inc.	17,200	760
BMC Software, Inc. *	3,040	106
Broadridge Financial Solutions, Inc.	3,737	70
CA, Inc.	17,005	376
CACI International, Inc., Class A *	1,700	85
Cadence Design Systems, Inc. *	8,175	91
Citrix Systems, Inc. *	2,730	89
Computer Sciences Corp. *	16,145	704
Compuware Corp. *	15,520	117
Convergys Corp. *	10,165	160
DST Systems, Inc. *	1,120	67
eBay, Inc. *	17,875	559
Electronic Arts, Inc. *	6,150	317
Electronic Data Systems Corp.	48,790	906
Fidelity National Information Services, Inc.	6,120	221
Fiserv, Inc. *	3,850	195
Google, Inc., Class A *	1,306	750
Hewitt Associates, Inc., Class A *	3,150	129
Intuit, Inc. *	6,855	185
Iron Mountain, Inc. *	4,955	136
MasterCard, Inc., Class A	618	172
McAfee, Inc. *	3,935	131
Metavante Technologies, Inc. *	5,495	129
Microsoft Corp.	340,865	9,721
Oracle Corp. *	77,780	1,622
Paychex, Inc.	8,160	297
Perot Systems Corp., Class A *	4,455	70
SAIC, Inc. *	14,500	275
Symantec Corp. *	31,345	540
Synopsys, Inc. *	2,540	59
Total System Services, Inc.	7,809	186
Unisys Corp. *	40,260	167
VeriSign, Inc. *	7,760	280
Western Union Co.	7,710	177
Yahoo!, Inc. *	12,755	350

		21,820

See financial notes 27

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Technology Hardware & Equipment 4.4%
Agilent Technologies, Inc. *	8,805	266
Amphenol Corp., Class A	2,200	102
Anixter International, Inc. *	2,620	149
Apple, Inc. *	7,865	1,368
Arrow Electronics, Inc. *	10,895	297
Avnet, Inc. *	13,480	353
AVX Corp.	8,980	118
Benchmark Electronics, Inc. *	5,140	91
Cisco Systems, Inc. *	110,665	2,837
Corning, Inc.	17,460	466
Dell, Inc. *	77,950	1,452
Diebold, Inc.	5,130	201
EMC Corp. *	46,770	720
Flextronics International Ltd. *	59,042	613
Harris Corp.	2,725	147
Hewlett-Packard Co.	74,005	3,430
Ingram Micro, Inc., Class A *	33,165	564
Insight Enterprises, Inc. *	4,205	51
International Business Machines Corp.	38,095	4,598
Jabil Circuit, Inc.	17,795	194
Juniper Networks, Inc. *	9,770	270
Lexmark International, Inc., Class A *	7,045	221
Mettler-Toledo International, Inc. *	1,300	124
Molex, Inc.	2,930	83
Molex, Inc., Class A	2,930	76
Motorola, Inc.	150,400	1,498
NCR Corp. *	11,065	273
NetApp, Inc. *	4,230	102
QUALCOMM, Inc.	29,485	1,274
SanDisk Corp. *	11,945	324
Sanmina-SCI Corp. *	184,395	286
Seagate Technology	19,635	371
Sun Microsystems, Inc. *	28,453	446
SYNNEX Corp. *	2,770	66
Tech Data Corp. *	14,440	485
Tellabs, Inc. *	18,760	97
Tyco Electronics Ltd.	20,535	768
UTStarcom, Inc. *	14,205	46
Vishay Intertechnology, Inc. *	19,940	188
Western Digital Corp. *	5,560	161
Xerox Corp.	59,030	825

		26,001

Telecommunication Services 4.0%
American Tower Corp., Class A *	4,665	203
AT&T, Inc.	235,315	9,109
CenturyTel, Inc.	6,765	219
Citizens Communications Co.	33,560	360
Crown Castle International Corp. *	2,385	93
Embarq Corp.	8,240	342
Leap Wireless International, Inc. *	1,900	102
Level 3 Communications, Inc. *	60,900	181
NII Holdings, Inc., Class B *	3,370	154
Qwest Communications International, Inc.	127,280	657
Sprint Nextel Corp.	397,940	3,180
Telephone & Data Systems, Inc.	2,625	100
Telephone & Data Systems, Inc., Special Shares	2,330	84
United States Cellular Corp. *	4,135	228
Verizon Communications, Inc.	216,470	8,330
Windstream Corp.	10,300	121

		23,463

Transportation 2.1%
Alaska Air Group, Inc. *	2,725	58
Alexander & Baldwin, Inc.	2,820	142
AMERCO *	2,420	139
AMR Corp. *	36,120	317
Avis Budget Group, Inc. *	29,490	392
Burlington Northern Santa Fe Corp.	9,920	1,017
C.H. Robinson Worldwide, Inc.	2,180	137
Con-way, Inc.	3,030	140
Continental Airlines, Inc., Class B *	10,170	183
CSX Corp.	11,570	728
Dollar Thrifty Automotive Group, Inc. *	8,125	107
Expeditors International of Washington, Inc.	7,125	332
FedEx Corp.	13,062	1,252
Hertz Global Holdings, Inc. *	48,500	624
J.B. Hunt Transport Services, Inc.	2,845	97
JetBlue Airways Corp. *	23,500	118
Kansas City Southern *	2,830	128
Norfolk Southern Corp.	13,450	801
Ryder System, Inc.	4,055	278
SkyWest, Inc.	6,500	124
Southwest Airlines Co.	29,575	391
U S Airways Group, Inc. *	4,900	42
UAL Corp.	18,400	274
Union Pacific Corp.	9,258	1,344
United Parcel Service, Inc., Class B	35,180	2,547
Werner Enterprises, Inc.	3,940	77
YRC Worldwide, Inc. *	18,455	300

		12,089

Utilities 5.6%
AGL Resources, Inc.	4,640	158
Allegheny Energy, Inc.	3,255	175
ALLETE, Inc.	3,330	139
Alliant Energy Corp.	7,475	282
Ameren Corp.	18,050	819
American Electric Power Co., Inc.	29,155	1,301
Aqua America, Inc.	4,200	77
Atmos Energy Corp.	8,360	231
Avista Corp.	4,250	87
Black Hills Corp.	2,825	110
CenterPoint Energy, Inc.	28,910	440
Cleco Corp.	3,635	87
CMS Energy Corp.	21,210	309
Consolidated Edison, Inc.	26,005	1,082
Constellation Energy Group, Inc.	7,080	599
Dominion Resources, Inc.	36,990	1,605
DPL, Inc.	4,020	112
DTE Energy Co.	15,465	623
Duke Energy Corp.	119,725	2,192
Dynegy, Inc., Class A *	18,740	162

28 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Edison International	19,990	1,043
Energen Corp.	2,120	145
Energy East Corp.	12,550	286
Entergy Corp.	8,517	978
Equitable Resources, Inc.	2,180	145
Exelon Corp.	23,355	1,996
FirstEnergy Corp.	16,890	1,278
FPL Group, Inc.	16,780	1,112
Great Plains Energy, Inc.	5,870	151
Hawaiian Electric Industries, Inc.	8,770	216
IDACORP, Inc.	4,240	138
Integrys Energy Group, Inc.	4,935	236
MDU Resources Group, Inc.	8,680	251
Mirant Corp. *	7,845	323
National Fuel Gas Co.	4,445	228
New Jersey Resources Corp.	3,380	108
Nicor, Inc.	4,340	152
NiSource, Inc.	30,775	551
Northeast Utilities	11,215	295
NRG Energy, Inc. *	8,060	354
NSTAR	7,880	254
OGE Energy Corp.	7,165	234
ONEOK, Inc.	7,170	345
Pepco Holdings, Inc.	16,465	410
PG&E Corp.	23,815	953
Piedmont Natural Gas Co., Inc.	3,550	93
Pinnacle West Capital Corp.	9,185	312
PNM Resources, Inc.	10,545	153
Portland General Electric Co.	5,045	121
PPL Corp.	13,355	641
Progress Energy, Inc.	22,525	946
Public Service Enterprise Group, Inc.	20,780	912
Puget Energy, Inc.	9,100	248
Questar Corp.	3,650	226
Reliant Energy, Inc. *	17,120	441
SCANA Corp.	8,685	342
Sempra Energy	15,615	885
Sierra Pacific Resources	10,700	146
Southern Co.	44,195	1,645
Southern Union Co.	5,250	135
Southwest Gas Corp.	2,425	70
TECO Energy, Inc.	16,685	267
The AES Corp. *	39,870	692
UGI Corp.	7,420	193
Unisource Energy Corp.	3,500	109
Vectren Corp.	5,165	146
Westar Energy, Inc.	7,870	183
WGL Holdings, Inc.	4,245	139
Wisconsin Energy Corp.	6,170	293
Xcel Energy, Inc.	34,980	728

		32,838

Total Common Stock (Cost $621,961)		576,608

Foreign Common Stock 0.1% of net assets

Bermuda 0.1%

Capital Goods 0.0%
Foster Wheeler Ltd. *	2,070	132

Insurance 0.1%
Platinum Underwriters Holdings Ltd.	2,100	75
Willis Group Holdings Ltd.	4,045	141

		216

		348

Israel 0.0%

Software & Services 0.0%
Check Point Software Technologies Ltd. *	4,855	114

Total Foreign Common Stock (Cost $459)		462

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.1% of net assets

Repurchase Agreement 0.9%
Fixed Income Clearing Corp. dated 4/30/08, due 5/1/08 at 1.75%, with a maturity value of $5,283 (fully collateralized by Federal National Mortgage Association with a value of $5,393.)
	5,283	5,283

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill (a)
0.96%, 06/19/08	925	924

Total Short-Term Investments (Cost $6,207)		6,207

End of Investments.

See financial notes 29

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

(All dollar amounts are x 1,000)

At 04/30/08, the tax basis cost of the fund’s investments was $630,863 and the unrealized appreciation and depreciation were $19,470 and ($67,056), respectively, with a net depreciation of ($47,586).

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.

In addition to the above, the fund held the following at 04/30/08. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
S & P 500 Index, e-mini, Long, expires 06/20/08	91	6,306	(24)

30 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $628,627)		$583,277
Receivables:
Fund shares sold		2,417
Dividends		561
Prepaid expense	+	6

Total assets		586,261

Liabilities
Payables:
Investment adviser and administrator fees		11
Transfer agent and shareholder services fees		2
Fund shares redeemed		396
Due to brokers for futures	+	24

Total liabilities		433

Net Assets
Total assets		586,261
Total liabilities	−	433

Net assets		$585,828
Net Assets by Source
Capital received from investors		636,679
Net investment income not yet distributed		3,096
Net realized capital losses		(8,573)
Net unrealized capital losses		(45,374)

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$56,654		5,994		$9.45
Select Shares	$102,771		10,864		$9.46
Institutional Shares	$426,403		45,006		$9.47

See financial notes 31

 Schwab Fundamental US Large Company Index Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends (including $16 from affiliated issuer)		$5,846
Interest	+	100

Total Investment Income		5,946

Net Realized Gains and Losses
Net realized losses on investments		(8,607)
Net realized gains on futures contracts	+	73

Net realized losses		(8,534)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(51,587)
Net unrealized losses on futures contracts	+	(51)

Net unrealized losses		(51,638)

Expenses
Investment adviser and administrator fees		756
Transfer agent and shareholder service fees:
Investor Shares		60
Select Shares		48
Institutional Shares		182
FTSE RAFI Index fees		173
Registration fees		58
Portfolio accounting fees		23
Professional fees		19
Custodian fees		12
Shareholder reports		5
Trustees’ fees		4
Interest expense		1
Other expenses	+	1

Total expenses		1,342
Expense reduction by adviser and Schwab	−	350
Custody credits	−	1

Net expenses		991

Increase (Decrease) in Net Assets from Operations
Total investment income		5,946
Net expenses	−	991

Net investment income		4,955
Net realized losses		(8,534)
Net unrealized losses	+	(51,638)

Decrease in net assets from operations		($55,217)

32 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-4/30/08	4/2/07*-10/31/07
Net investment income		$4,955	$2,358
Net realized gains (losses)		(8,534)	411
Net unrealized gains (losses)	+	(51,638)	6,264

Increase (Decrease) in net assets from operations		(55,217)	9,033

Distributions to Shareholders
Distributions from net investment income
Investor Shares		352	—
Select Shares		824	—
Institutional Shares	+	3,041	—

Total distributions from net investment income		4,217	—

Distributions from net realized gains
Investor Shares		42	—
Select Shares		91	—
Institutional Shares		317	—

Total distributions from net realized gains		450	—

Total distributions		$4,667	$—

Transactions in Fund Shares

		11/1/07-4/30/08		4/2/07*-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		2,747	$26,023	5,488	$57,669
Select Shares		5,071	48,738	10,673	112,016
Institutional Shares	+	19,103	182,379	34,072	360,153

Total shares sold		26,921	$257,140	50,233	$529,838

Shares Reinvested
Investor Shares		34	$350	—	$—
Select Shares		80	813	—	—
Institutional Shares	+	214	2,174	—	—

Total shares reinvested		328	$3,337	—	$—

Shares Redeemed
Investor Shares		(1,181)	($11,335)	(1,094)	($11,593)
Select Shares		(3,713)	(35,432)	(1,247)	(13,075)
Institutional Shares	+	(6,417)	(61,524)	(1,966)	(20,677)

Total shares redeemed		(11,311)	($108,291)	(4,307)	($45,345)

Net transactions in fund shares		15,938	$152,186	45,926	$484,493

Shares Outstanding and Net Assets
		11/1/07-4/30/08		4/2/07*-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		45,926	$493,526	—	$—
Total increase	+	15,938	92,302	45,926	493,526

End of period		61,864	$585,828	45,926	$493,526

Net investment income not yet distributed			$3,096		$2,358

*	Commencement of operations

See financial notes 33

Schwab Fundamental US Small-Mid Company
Index Fund

Financial Statements

Financial Highlights

	11/1/07–	4/2/07[1]–
Investor Shares	4/30/08*	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	10.34	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.04
Net realized and unrealized gains (losses)	(1.30)	0.30

Total from investment operations	(1.26)	0.34
Less distributions:
Distributions from net investment income	(0.05)	—
Distributions from net realized gains	(0.01)	—

Total distributions	(0.06)	—

Net asset value at end of period	9.02	10.34

Total return (%)	(12.22)[2]	3.40	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59 [3]	0.59	[3]
Gross operating expenses	0.78 [3]	1.00	[3]
Net investment income (loss)	1.07 [3]	1.08	[3]
Portfolio turnover rate	38 [2]	4	[2]
Net assets, end of period ($ x 1,000,000)	31	25

	11/1/07–	4/2/07[1]–
Select Shares	4/30/08*	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	10.35	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.04
Net realized and unrealized gains (losses)	(1.30)	0.31

Total from investment operations	(1.25)	0.35
Less distributions:
Distributions from net investment income	(0.06)	—
Distributions from net realized gains	(0.01)	—

Total distributions	(0.07)	—

Net asset value at end of period	9.03	10.35

Total return (%)	(12.13)[2]	3.50	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.44 [3]	0.44	[3]
Gross operating expenses	0.62 [3]	0.85	[3]
Net investment income (loss)	1.22 [3]	1.20	[3]
Portfolio turnover rate	38 [2]	4	[2]
Net assets, end of period ($ x 1,000,000)	31	28
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.

34 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Financial Highlights continued

	11/1/07–	4/2/07[1]–
Institutional Shares	4/30/08*	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	10.36	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.05
Net realized and unrealized gains (losses)	(1.30)	0.31

Total from investment operations	(1.25)	0.36
Less distributions:
Distributions from net investment income	(0.06)	—
Distributions from net realized gains	(0.01)	—

Total distributions	(0.07)	—

Net asset value at end of period	9.04	10.36

Total return (%)	(12.09)[2]	3.60	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35 [3]	0.35	[3]
Gross operating expenses	0.63 [3]	0.89	[3]
Net investment income (loss)	1.32 [3]	1.36	[3]
Portfolio turnover rate	38 [2]	4	[2]
Net assets, end of period ($ x 1,000,000)	50	33
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.

See financial notes 35

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

93.5%	Common Stock	113,478	105,447
2.7%	Foreign Common Stock	3,230	3,093
3.7%	Short-Term Investments	4,142	4,142
—%	Rights	—	1

99.9%	Total Investments	120,850	112,683
0.1%	Other Assets and Liabilities, Net		83

100.0%	Net Assets		112,766

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 93.5% of net assets

Automobiles & Components 1.1%
Aftermarket Technology Corp. *	4,385	101
Dorman Products, Inc. *	3,400	35
Drew Industries, Inc. *	1,615	39
Fleetwood Enterprises, Inc. *	28,715	99
Gentex Corp.	9,270	173
Hayes Lemmerz International, Inc. *	46,300	139
Modine Manufacturing Co.	12,415	218
Monaco Coach Corp.	8,135	52
Sauer-Danfoss, Inc.	3,440	99
Standard Motor Products, Inc.	7,600	46
Stoneridge, Inc. *	3,100	45
Superior Industries International, Inc.	8,160	166
Winnebago Industries, Inc.	3,865	62

		1,274

Banks 8.9%
1st Source Corp.	2,240	44
AMCORE Financial, Inc.	4,060	50
Ameris Bancorp	2,100	31
Anchor BanCorp Wisconsin, Inc.	3,545	54
Arrow Financial Corp.	2,421	56
BancFirst Corp.	1,475	64
Bank Mutual Corp.	4,660	52
Bank of the Ozarks, Inc.	2,860	71
BankAtlantic Bancorp, Inc., Class A	17,000	52
BankFinancial Corp.	2,300	37
BankUnited Financial Corp., Class A	18,760	74
Banner Corp.	1,960	42
Beneficial Mutual Bancorp, Inc. *	3,600	37
Berkshire Hills Bancorp, Inc.	1,400	36
Boston Private Financial Holdings, Inc.	5,240	49
Brookline Bancorp, Inc.	10,310	111
Cadence Financial Corp.	2,100	31
Camden National Corp.	745	25
Capital City Bank Group, Inc.	1,295	34
Capitol Bancorp Ltd.	1,980	34
Capitol Federal Financial	1,280	50
Cascade Bancorp	3,855	35
Cathay General Bancorp	5,300	90
Centennial Bank Holdings, Inc. *	9,530	60
Central Pacific Financial Corp.	4,945	91
Chemical Financial Corp.	4,230	103
City Bank	2,880	52
City Holding Co.	1,490	62
Columbia Banking System, Inc.	1,555	42
Community Bank System, Inc.	3,750	96
Community Trust Bancorp, Inc.	2,095	63
Corus Bankshares, Inc.	10,625	78
CVB Financial Corp.	9,880	113
Dime Community Bancshares	5,450	102
East West Bancorp, Inc.	6,665	95
F.N.B. Corp.	15,003	232
Farmers Capital Bank Corp.	970	24
Federal Agricultural Mortgage Corp., Class C	1,400	45
Financial Institutions, Inc.	1,000	19
First Bancorp	2,005	38
First BanCorp Puerto Rico	17,030	175
First Busey Corp.	2,115	42
First Charter Corp.	3,625	110
First Citizens BancShares, Inc., Class A	1,158	163
First Commonwealth Financial Corp.	14,690	183
First Community Bancorp	3,980	86
First Community Bancshares, Inc.	1,475	49
First Financial Bancorp	5,990	79
First Financial Bankshares, Inc.	1,705	77
First Financial Corp.	1,500	48
First Financial Holdings, Inc.	1,985	48
First Merchants Corp.	2,465	63
First Midwest Bancorp, Inc.	6,055	155
First Niagara Financial Group, Inc.	17,555	253
First Place Financial Corp.	3,600	45
First State Bancorp	2,900	27
FirstFed Financial Corp. *	3,515	54
Flushing Financial Corp.	1,635	32
Franklin Bank Corp. *	1,400	2
Frontier Financial Corp.	4,855	78
Glacier Bancorp, Inc.	6,280	129
Great Southern Bancorp, Inc.	3,070	46
Greene Bancshares, Inc.	1,800	36
Hancock Holding Co.	2,830	117
Hanmi Financial Corp.	5,870	41
Harleysville National Corp.	4,025	58
Heartland Financial USA, Inc.	1,600	36
IBERIABANK Corp.	750	36
Imperial Capital Bancorp, Inc.	1,400	21

36 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Independent Bank Corp., Massachusetts	1,895	55
Independent Bank Corp., Michigan	5,760	46
Integra Bank Corp.	2,645	39
International Bancshares Corp.	6,312	158
Investors Bancorp, Inc. *	2,865	42
Irwin Financial Corp.	7,675	45
Kearny Financial Corp.	4,735	52
Lakeland Bancorp, Inc.	1,937	30
Macatawa Bank Corp.	3,000	34
MainSource Financial Group, Inc.	2,400	36
MB Financial, Inc.	3,745	107
MBT Financial Corp.	4,068	38
Midwest Banc Holdings, Inc.	2,220	23
Nara Bancorp, Inc.	4,080	54
NASB Financial, Inc.	1,003	29
National Penn Bancshares, Inc.	7,623	127
NBT Bancorp, Inc.	4,455	101
NewAlliance Bancshares, Inc.	10,375	140
Northwest Bancorp, Inc.	1,280	33
OceanFirst Financial Corp.	2,000	38
Ocwen Financial Corp. *	12,505	62
Old National Bancorp	12,925	221
Old Second Bancorp, Inc.	2,275	56
Oriental Financial Group, Inc.	2,455	46
Oritani Financial Corp. *	2,400	36
Pacific Capital Bancorp	6,670	136
Park National Corp.	2,510	191
Peoples Bancorp, Inc.	1,475	36
PFF Bancorp, Inc.	6,220	23
PrivateBancorp, Inc.	1,255	43
Prosperity Bancshares, Inc.	1,600	50
Provident Bankshares Corp.	9,730	125
Provident Financial Services, Inc.	7,990	123
Provident New York Bancorp	2,685	36
Renasant Corp.	1,800	42
Republic Bancorp, Inc., Class A	2,700	62
Royal Bancshares of Pennsylvania, Inc., Class A	2,300	25
S&T Bancorp, Inc.	3,190	109
S.Y. Bancorp, Inc.	965	24
Sandy Spring Bancorp, Inc.	1,795	46
Santander BanCorp	3,060	35
SCBT Financial Corp.	1,100	37
Seacoast Banking Corp. of Florida	3,590	38
Security Bank Corp.	4,400	34
Signature Bank *	1,590	42
Simmons First National Corp., Class A	1,400	45
Southwest Bancorp, Inc.	2,000	35
StellarOne Corp.	2,442	39
Sterling Bancorp	2,845	47
Sterling Bancshares, Inc.	9,225	96
Sterling Financial Corp., Washington	5,740	70
Suffolk Bancorp	765	25
Sun Bancorp, Inc. *	2,546	29
Susquehanna Bancshares, Inc.	8,154	162
SVB Financial Group *	2,735	133
Texas Capital Bancshares, Inc. *	2,400	44
TierOne Corp.	2,785	25
Tompkins Financial Corp.	865	42
Triad Guaranty, Inc. *	6,705	15
TriCo Bancshares	1,900	32
TrustCo Bank Corp. NY	15,370	134
UCBH Holdings, Inc.	9,300	68
UMB Financial Corp.	2,301	114
Umpqua Holdings Corp.	8,090	119
Union Bankshares Corp.	1,900	36
United Bankshares, Inc.	5,695	166
United Community Banks, Inc.	5,935	81
United Community Financial Corp.	8,834	73
Univest Corp. of Pennsylvania	1,700	44
W Holding Co., Inc.	79,488	83
Washington Trust Bancorp, Inc.	3,085	75
Wauwatosa Holdings, Inc. *	3,716	45
WesBanco, Inc.	3,270	70
West Bancorp	2,700	34
West Coast Bancorp	3,265	42
Westamerica Bancorp	2,570	150
Western Alliance Bancorp *	3,165	40
Wintrust Financial Corp.	2,500	79
WSFS Financial Corp.	835	42

		10,002

Capital Goods 9.1%
A.O. Smith Corp.	3,260	101
AAR Corp. *	2,440	57
Accuride Corp. *	9,860	79
Actuant Corp., Class A	4,720	160
Albany International Corp., Class A	3,630	132
Altra Holdings, Inc. *	2,700	41
American Railcar Industries, Inc.	750	16
American Woodmark Corp.	2,395	45
Ameron International Corp.	560	55
Ampco-Pittsburgh Corp.	1,000	45
Apogee Enterprises, Inc.	3,795	85
Applied Industrial Technologies, Inc.	5,020	121
Argon ST, Inc. *	965	18
Astec Industries, Inc. *	1,590	58
Baldor Electric Co.	2,970	96
Barnes Group, Inc.	5,325	139
BE Aerospace, Inc. *	3,445	139
Beacon Roofing Supply, Inc. *	11,230	120
Belden, Inc.	3,360	113
Blount International, Inc. *	4,805	59
Brady Corp., Class A	4,915	167
Bucyrus International, Inc., Class A	555	70
Builders FirstSource, Inc. *	8,855	58
Cascade Corp.	1,255	54
Ceradyne, Inc. *	2,150	84
Chart Industries, Inc. *	1,600	65
CIRCOR International, Inc.	790	38
CLARCOR, Inc.	3,625	152
Columbus Mckinnon Corp. *	2,100	59
Commercial Vehicle Group, Inc. *	6,800	82
Cubic Corp.	1,990	54
Curtiss-Wright Corp.	3,305	157
Donaldson Co., Inc.	4,075	177
Ducommun, Inc. *	1,400	46
DynCorp International, Inc., Class A *	4,485	81
Electro Rent Corp.	4,405	60
Encore Wire Corp.	3,440	78

See financial notes 37

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Energy Conversion Devices, Inc. *	2,030	66
EnerSys *	4,375	102
EnPro Industries, Inc. *	3,590	130
ESCO Technologies, Inc. *	2,200	102
Esterline Technologies Corp. *	2,170	121
Federal Signal Corp.	9,300	129
First Solar, Inc. *	200	58
Franklin Electric Co., Inc.	1,180	46
FreightCar America, Inc.	1,235	47
Gardner Denver, Inc. *	4,395	204
Gehl Co. *	2,700	42
General Cable Corp. *	2,155	144
Gibraltar Industries, Inc.	6,155	64
Graco, Inc.	4,640	192
GrafTech International Ltd. *	4,110	81
Great Lakes Dredge & Dock Co.	8,000	48
Griffon Corp. *	11,665	109
H&E Equipment Services, Inc. *	2,620	34
HEICO Corp.	1,100	57
HEICO Corp., Class A	845	34
Hexcel Corp. *	6,305	141
Huttig Building Products, Inc. *	7,100	18
IDEX Corp.	4,842	178
II-VI, Inc. *	1,765	66
Industrial Distribution Group, Inc. *	3,500	42
Insituform Technologies, Inc., Class A *	4,675	79
Integrated Electrical Services, Inc. *	3,500	59
Interline Brands, Inc. *	5,360	104
Kadant, Inc. *	1,400	37
Kaman Corp.	3,620	98
Kaydon Corp.	2,215	116
Ladish Co., Inc. *	1,500	45
Lawson Products, Inc.	980	25
LSI Industries, Inc.	2,800	31
Lydall, Inc. *	4,000	47
Moog, Inc., Class A *	4,115	177
MTC Technologies, Inc. *	585	14
NCI Building Systems, Inc. *	4,145	100
Nordson Corp.	1,655	98
Northwest Pipe Co. *	900	38
Orbital Sciences Corp. *	3,655	98
Perini Corp. *	1,580	57
Polypore International, Inc. *	1,600	37
Powell Industries, Inc. *	1,270	53
Quanex Building Products Corp. *	3,350	57
Quanta Services, Inc. *	7,291	194
Raven Industries, Inc.	1,165	36
RBC Bearings, Inc. *	1,100	44
Regal-Beloit Corp.	3,565	132
Robbins & Myers, Inc.	2,800	112
Rush Enterprises, Inc., Class A *	3,800	61
Rush Enterprises, Inc., Class B *	2,400	36
Simpson Manufacturing Co., Inc.	4,685	124
Standex International Corp.	3,050	64
Stanley, Inc. *	1,200	30
SunPower Corp., Class A *	500	44
Superior Essex, Inc. *	4,745	141
TAL International Group, Inc.	2,190	53
Tecumseh Products Co., Class A *	5,370	168
Teledyne Technologies, Inc. *	3,070	180
Tennant Co.	1,710	58
The Gorman-Rupp Co.	1,500	53
The Greenbrier Cos., Inc.	2,120	48
The Manitowoc Co., Inc.	4,230	160
The Middleby Corp. *	648	41
The Toro Co.	3,170	134
Thermadyne Holdings Corp. *	2,900	37
Titan International, Inc.	1,100	39
TransDigm Group, Inc. *	1,380	52
Tredegar Corp.	5,475	90
TriMas Corp. *	6,800	42
Triumph Group, Inc.	2,030	120
UAP Holding Corp.	4,470	174
Universal Forest Products, Inc.	3,870	134
Valmont Industries, Inc.	910	90
Wabash National Corp.	8,645	72
Wabtec Corp.	3,360	144
Walter Industries, Inc.	1,695	118
Watsco, Inc.	3,145	143
Watts Water Technologies, Inc., Class A	3,775	101
Woodward Governor Co.	4,700	165
Xerium Technologies, Inc.	13,455	23

		10,243

Commercial Services & Supplies 4.7%
ABM Industries, Inc.	6,910	145
Acco Brands Corp. *	9,770	136
Administaff, Inc.	2,260	59
American Reprographics Co. *	3,810	61
AMREP Corp.	1,000	52
Angelica Corp.	2,500	40
Bowne & Co., Inc.	6,850	114
Casella Waste Systems, Inc., Class A *	4,700	50
CBIZ, Inc. *	8,995	80
CDI Corp.	3,320	90
Cenveo, Inc. *	5,875	60
Clean Harbors, Inc. *	1,265	84
Comfort Systems USA, Inc.	4,500	61
Consolidated Graphics, Inc. *	1,980	115
Copart, Inc. *	2,565	105
Cornell Cos., Inc. *	2,000	45
CoStar Group, Inc. *	640	31
Courier Corp.	1,255	30
CRA International, Inc. *	1,945	67
EnergySolutions	2,600	57
Ennis, Inc.	4,140	70
First Advantage Corp., Class A *	4,000	82
FTI Consulting, Inc. *	1,565	100
G & K Services, Inc., Class A	2,250	71
Healthcare Services Group, Inc.	2,370	36
Heidrick & Struggles International, Inc.	1,470	44
Herman Miller, Inc.	4,030	94
Hudson Highland Group, Inc. *	7,685	68
ICT Group, Inc. *	4,000	44
IHS, Inc., Class A *	1,010	67
Interface, Inc., Class A	5,225	67
Kforce, Inc. *	6,500	54
Kimball International, Inc., Class B	11,325	116
Knoll, Inc.	8,000	104
Korn/Ferry International *	4,230	79
Layne Christensen Co. *	1,500	64

38 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

LECG Corp. *	3,655	38
M&F Worldwide Corp. *	1,200	41
McGrath Rentcorp	3,125	81
Mine Safety Appliances Co.	2,985	111
Mobile Mini, Inc. *	3,225	69
Monster Worldwide, Inc. *	6,820	166
Navigant Consulting, Inc. *	5,025	101
Pike Electric Corp. *	4,720	76
Resources Connection, Inc.	4,200	85
Rollins, Inc.	2,215	35
RSC Holdings, Inc. *	11,600	107
Schawk, Inc.	2,660	43
School Specialty, Inc. *	3,600	106
Spherion Corp. *	21,690	107
Standard Parking Corp. *	1,600	34
Stericycle, Inc. *	2,290	122
TeleTech Holdings, Inc. *	3,330	76
Tetra Tech, Inc. *	6,655	141
The Advisory Board Co. *	1,130	53
The Corporate Executive Board Co.	1,650	72
The Dun & Bradstreet Corp.	1,820	153
The Geo Group, Inc. *	3,590	95
The Standard Register Co.	8,450	80
TrueBlue, Inc. *	7,530	96
Viad Corp.	4,165	131
Volt Information Sciences, Inc. *	5,650	75
Waste Connections, Inc. *	5,730	184
Waste Industries USA, Inc.	1,000	38
Waste Services, Inc. *	4,500	35
Watson Wyatt Worldwide, Inc., Class A	2,495	146

		5,339

Consumer Durables & Apparel 3.6%
Arctic Cat, Inc.	7,300	55
Avatar Holdings, Inc. *	1,445	59
Bassett Furniture Industries, Inc.	4,900	59
Blyth, Inc.	4,990	84
California Coastal Communities, Inc. *	10,575	70
Callaway Golf Co.	6,955	96
Carter’s, Inc. *	6,525	92
Champion Enterprises, Inc. *	13,605	140
Cherokee, Inc.	1,000	29
Columbia Sportswear Co.	1,280	54
Crocs, Inc. *	2,460	25
CSS Industries, Inc.	1,895	59
Deckers Outdoor Corp. *	430	59
Ethan Allen Interiors, Inc.	6,485	178
Fossil, Inc. *	2,005	72
G-III Apparel Group Ltd. *	2,900	43
Hartmarx Corp. *	22,900	61
Hooker Furniture Corp.	1,500	31
Iconix Brand Group, Inc. *	2,800	45
JAKKS Pacific, Inc. *	3,325	78
K-Swiss, Inc., Class A	4,230	62
Kenneth Cole Productions, Inc., Class A	3,840	74
La-Z-Boy, Inc.	18,500	118
Leapfrog Enterprises, Inc. *	10,935	91
Lenox Group, Inc. *	5,500	8
Levitt Corp., Class A *	24,200	50
Libbey, Inc.	2,500	36
M/I Homes, Inc.	5,200	89
Maidenform Brands, Inc. *	2,300	34
Marine Products Corp.	3,180	23
MarineMax, Inc. *	7,500	86
Movado Group, Inc.	2,800	61
National Presto Industries, Inc.	1,245	68
Nautilus, Inc.	16,375	59
Oxford Industries, Inc.	4,210	117
Palm Harbor Homes, Inc. *	10,600	91
Perry Ellis International, Inc. *	2,500	57
Phillips-Van Heusen Corp.	4,870	206
Pool Corp.	5,680	124
RC2 Corp. *	4,120	76
Russ Berrie & Co., Inc. *	5,355	75
Sealy Corp.	5,130	31
Skechers U.S.A., Inc., Class A *	4,885	116
Skyline Corp.	1,485	41
Steinway Musical Instruments, Inc. *	1,700	49
Steven Madden Ltd. *	2,475	47
Sturm, Ruger & Co., Inc. *	4,300	32
Syntax-Brillian Corp. *	47,100	58
Tempur-Pedic International, Inc.	4,615	51
The Warnaco Group, Inc. *	3,860	178
Under Armour, Inc., Class A *	1,135	38
Unifi, Inc. *	26,900	80
UniFirst Corp.	2,525	118
Velcro Industries N.V.	600	11
Weyco Group, Inc.	1,100	30
Wolverine World Wide, Inc.	4,750	137

		4,011

Consumer Services 4.7%
AFC Enterprises, Inc. *	12,200	126
Ameristar Casinos, Inc.	2,535	44
Bally Technologies, Inc. *	1,725	58
Benihana, Inc., Class A *	800	8
Bluegreen Corp. *	8,870	62
Bob Evans Farms, Inc.	4,965	139
Bright Horizons Family Solutions, Inc. *	1,295	61
California Pizza Kitchen, Inc. *	3,700	58
CBRL Group, Inc.	5,120	189
CEC Entertainment, Inc. *	3,980	148
Chipotle Mexican Grill, Inc., Class A *	360	35
Chipotle Mexican Grill, Inc., Class B *	500	43
Choice Hotels International, Inc.	2,190	76
Churchill Downs, Inc.	795	41
CKE Restaurants, Inc.	9,565	100
Coinstar, Inc. *	2,425	77
Corinthian Colleges, Inc. *	13,065	148
Denny’s Corp. *	20,300	64
DeVry, Inc.	2,185	125
Domino’s Pizza, Inc.	4,915	65
Dover Downs Gaming & Entertainment, Inc.	3,900	32
Gaylord Entertainment Co. *	3,840	114
Great Wolf Resorts, Inc. *	5,700	35

See financial notes 39

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

IHOP Corp.	2,190	102
International Speedway Corp., Class A	4,090	174
Interstate Hotels & Resorts, Inc. *	13,100	56
Isle of Capri Casinos, Inc. *	11,275	76
ITT Educational Services, Inc. *	1,555	119
Jackson Hewitt Tax Service, Inc.	5,205	78
Krispy Kreme Doughnuts, Inc. *	18,675	58
Landry’s Restaurants, Inc.	4,340	69
Life Time Fitness, Inc. *	1,585	58
Lincoln Educational Services *	3,500	41
Lodgian, Inc. *	5,400	52
Luby’s, Inc. *	4,700	35
Matthews International Corp., Class A	1,815	90
McCormick & Schmick’s Seafood Restaurants, Inc. *	2,100	25
Morgans Hotel Group *	2,000	28
MTR Gaming Group, Inc. *	7,005	43
Multimedia Games, Inc. *	3,280	14
O’Charley’s, Inc.	7,575	88
P.F. Chang’s China Bistro, Inc. *	2,505	78
Panera Bread Co., Class A *	1,975	103
Papa John’s International, Inc. *	3,110	84
Pinnacle Entertainment, Inc. *	7,285	113
Pre-Paid Legal Services, Inc. *	760	33
Red Lion Hotels Corp. *	5,000	48
Red Robin Gourmet Burgers, Inc. *	1,080	44
Ruby Tuesday, Inc.	17,970	153
Scientific Games Corp., Class A *	4,630	130
Six Flags, Inc. *	87,865	158
Sonic Corp. *	4,700	103
Sotheby’s	1,600	44
Speedway Motorsports, Inc.	1,715	45
Steiner Leisure Ltd. *	1,260	42
Stewart Enterprises, Inc., Class A	14,260	97
Strayer Education, Inc.	347	65
Texas Roadhouse, Inc., Class A *	4,610	54
The Cheesecake Factory, Inc. *	6,435	146
The Marcus Corp.	4,630	77
The Steak n Shake Co. *	6,070	48
Tim Hortons, Inc.	5,030	173
Triarc Cos., Inc., Class A	6,465	45
Triarc Cos., Inc., Class B	5,445	39
Trump Entertainment Resorts, Inc. *	21,608	60
Universal Technical Institute, Inc. *	3,780	43
Vail Resorts, Inc. *	1,260	62
Weight Watchers International, Inc.	1,380	63
WMS Industries, Inc. *	1,392	50
Wynn Resorts Ltd.	485	51

		5,305

Diversified Financials 3.1%
Advance America Cash Advance Centers, Inc.	14,115	124
Advanta Corp., Class A	352	3
Advanta Corp., Class B	8,242	72
Affiliated Managers Group, Inc. *	1,919	191
Ares Capital Corp.	9,195	104
Asset Acceptance Capital Corp.	2,960	36
ASTA Funding, Inc.	2,000	29
BGC Partners, Inc., Class A *	7,720	74
BlackRock Kelso Capital Corp.	4,500	55
Calamos Asset Management, Inc., Class A	2,575	46
Capital Southwest Corp.	366	44
Cash America International, Inc.	2,705	110
Cohen & Steers, Inc.	1,240	35
Compass Diversified Holdings	2,700	33
Cowen Group, Inc. *	4,700	31
Credit Acceptance Corp. *	2,675	52
Dollar Financial Corp. *	2,565	55
Eaton Vance Corp.	5,715	209
Encore Capital Group, Inc. *	2,155	14
Evercore Partners, Inc., Class A	1,900	32
EZCORP, Inc., Class A *	3,400	41
FBR Capital Markets Corp. *	5,300	35
FCStone Group, Inc. *	1,300	54
Financial Federal Corp.	2,610	61
First Cash Financial Services, Inc. *	3,590	53
GAMCO Investors, Inc., Class A	1,335	61
GFI Group, Inc.	2,220	26
Gladstone Capital Corp.	2,500	47
Greenhill & Co., Inc.	435	28
IntercontinentalExchange, Inc. *	425	66
Investment Technology Group, Inc. *	2,855	138
KBW, Inc. *	1,500	36
Knight Capital Group, Inc., Class A *	8,545	160
LaBranche & Co., Inc. *	19,975	128
MCG Capital Corp.	13,705	105
MSCI, Inc., Class A *	1,200	37
NewStar Financial, Inc. *	5,000	27
optionsXpress Holdings, Inc.	1,610	35
Penson Worldwide, Inc. *	4,000	44
PICO Holdings, Inc. *	945	33
Piper Jaffray Cos., Inc. *	3,405	127
Portfolio Recovery Associates, Inc.	1,045	46
Prospect Capital Corp.	2,300	34
Rewards Network, Inc. *	7,355	36
SEI Investments Co.	4,690	109
Stifel Financial Corp. *	700	33
SWS Group, Inc.	5,620	74
The First Marblehead Corp.	6,510	24
Thomas Weisel Partners Group, Inc. *	4,600	30
W.P. Carey & Co., L.L.C.	5,125	153
Waddell & Reed Financial, Inc., Class A	4,500	152
World Acceptance Corp. *	1,860	73

		3,455

Energy 6.1%
Adams Resources & Energy, Inc.	1,100	33
Allis-Chalmers Energy, Inc. *	2,800	45
Alpha Natural Resources, Inc. *	2,845	138
Atlas America, Inc.	832	58
ATP Oil & Gas Corp. *	745	21
Atwood Oceanics, Inc. *	870	88
Aventine Renewable Energy Holdings, Inc. *	11,515	51
Basic Energy Services, Inc. *	3,845	89
Berry Petroleum Co., Class A	2,060	102

40 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Bill Barrett Corp. *	980	50
Brigham Exploration Co. *	6,815	64
Bristow Group, Inc. *	2,185	115
Bronco Drilling Co., Inc. *	605	10
Cabot Oil & Gas Corp.	2,950	168
Cal Dive International, Inc. *	1,843	22
Callon Petroleum Co. *	2,800	56
CARBO Ceramics, Inc.	1,480	70
Carrizo Oil & Gas, Inc. *	955	61
Clayton Williams Energy, Inc. *	1,605	101
Complete Production Services, Inc. *	6,210	168
Comstock Resources, Inc. *	3,475	158
Continental Resources, Inc. *	1,400	60
Copano Energy LLC	2,700	100
Crosstex Energy, Inc.	2,260	78
Delek US Holdings, Inc.	2,870	32
Delta Petroleum Corp. *	1,615	40
Double Hull Tankers, Inc.	3,300	34
Dresser-Rand Group, Inc. *	4,450	163
Dril-Quip, Inc. *	1,285	73
Encore Acquisition Co. *	2,905	133
Energy Partners Ltd. *	8,275	101
EXCO Resources, Inc. *	6,105	136
Global Industries Ltd. *	6,405	102
Grey Wolf, Inc. *	17,685	111
Gulf Island Fabrication, Inc.	1,100	43
GulfMark Offshore, Inc. *	1,285	77
Harvest Natural Resources, Inc. *	3,850	37
Hercules Offshore, Inc. *	4,216	111
Holly Corp.	2,370	98
Hornbeck Offshore Services, Inc. *	1,440	72
International Coal Group, Inc. *	21,255	169
ION Geophysical Corp. *	3,105	49
James River Coal Co. *	2,500	56
Key Energy Services, Inc. *	11,900	163
Kinder Morgan Management L.L.C. *	3,337	182
Linn Energy L.L.C.	3,500	77
Lufkin Industries, Inc.	955	72
Mariner Energy, Inc. *	6,400	176
Matrix Service Co. *	2,500	50
NATCO Group, Inc., Class A *	800	40
Newpark Resources, Inc. *	19,940	109
Oceaneering International, Inc. *	2,500	167
Oil States International, Inc. *	1,610	81
Parker Drilling Co. *	14,450	116
Penn Virginia Corp.	2,640	139
Petroleum Development Corp. *	855	64
PetroQuest Energy, Inc. *	2,485	52
PHI, Inc. *	1,725	65
Pioneer Drilling Co. *	4,260	70
Quicksilver Resources, Inc. *	1,050	44
Range Resources Corp.	2,410	160
Rosetta Resources, Inc. *	6,930	151
RPC, Inc.	3,915	50
SandRidge Energy, Inc. *	1,000	45
St. Mary Land & Exploration Co.	3,700	162
Superior Energy Services, Inc. *	2,670	118
Swift Energy Co. *	3,305	172
TETRA Technologies, Inc. *	4,780	78
The Meridian Resource Corp. *	44,800	95
Trico Marine Services, Inc. *	900	34
Ultra Petroleum Corp. *	2,140	178
VeraSun Energy *	9,421	59
W&T Offshore, Inc.	1,920	79
W-H Energy Services, Inc. *	2,130	165
Western Refining, Inc.	3,335	33
Willbros Group, Inc. *	2,000	72

		6,861

Food & Staples Retailing 0.5%
Arden Group, Inc., Class A	300	40
Ingles Markets, Inc., Class A	3,400	78
PriceSmart, Inc.	1,800	51
Spartan Stores, Inc.	4,700	98
Susser Holdings Corp. *	2,400	37
The Andersons, Inc.	1,605	73
United Natural Foods, Inc. *	9,155	181
Village Super Market, Inc., Class A	1,101	52

		610

Food, Beverage & Tobacco 1.7%
Alliance One International, Inc. *	21,430	132
B&G Foods, Inc., Class A	4,200	34
Cal-Maine Foods, Inc.	1,000	30
Central European Distribution Corp. *	1,360	83
Coca-Cola Bottling Co. Consolidated	1,400	80
Darling International, Inc. *	2,900	44
Diamond Foods, Inc.	3,000	64
Farmer Brothers Co.	2,425	60
Flowers Foods, Inc.	6,637	172
Hansen Natural Corp. *	755	27
Imperial Sugar Co.	3,900	61
J & J Snack Foods Corp.	1,575	45
John B. Sanfilippo & Son, Inc. *	4,800	51
Lancaster Colony Corp.	4,365	167
Lance, Inc.	4,660	98
National Beverage Corp.	4,500	36
Ralcorp Holdings, Inc. *	2,945	180
Reddy Ice Holdings, Inc.	1,910	25
Sanderson Farms, Inc.	2,000	83
The Boston Beer Co., Inc., Class A *	700	31
The Hain Celestial Group, Inc. *	3,890	96
Tootsie Roll Industries, Inc.	3,950	96
TreeHouse Foods, Inc. *	6,245	142
Vector Group Ltd.	3,724	64

		1,901

Health Care Equipment & Services 4.6%
Advanced Medical Optics, Inc. *	5,800	122
Air Methods Corp. *	1,000	40
Alliance Imaging, Inc. *	3,875	32
Allscripts Healthcare Solutions, Inc. *	3,940	44
Amedisys, Inc. *	1,970	102
American Medical Systems Holdings, Inc. *	2,665	38
AMN Healthcare Services, Inc. *	4,565	67
AmSurg Corp. *	3,825	98

See financial notes 41

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Analogic Corp.	665	38
ArthroCare Corp. *	760	34
Assisted Living Concepts, Inc., Class A *	8,100	59
BioScrip, Inc. *	7,800	43
Centene Corp. *	5,940	109
Chemed Corp.	1,495	51
CONMED Corp. *	3,235	83
CorVel Corp. *	465	15
Cross Country Healthcare, Inc. *	6,765	81
Datascope Corp.	1,905	71
Eclipsys Corp. *	3,080	64
Edwards Lifesciences Corp. *	4,210	233
Emergency Medical Services Corp., Class A *	6,300	142
Five Star Quality Care, Inc. *	6,000	36
Gen-Probe, Inc. *	1,695	96
Gentiva Health Services, Inc. *	5,525	120
Greatbatch, Inc. *	1,720	31
Haemonetics Corp. *	1,700	97
Hanger Orthopedic Group, Inc. *	4,100	48
HealthExtras, Inc. *	2,300	65
HEALTHSOUTH Corp. *	5,400	106
Healthspring, Inc. *	5,150	87
HealthTronics, Inc. *	6,324	23
Healthways, Inc. *	1,660	61
Hlth Corp. *	9,070	101
Hologic, Inc. *	3,640	106
ICU Medical, Inc. *	650	16
IDEXX Laboratories, Inc. *	2,140	114
Immucor, Inc. *	1,500	40
Integra LifeSciences Holdings *	1,070	45
Intuitive Surgical, Inc. *	275	80
Invacare Corp.	4,265	77
InVentiv Health, Inc. *	1,990	59
Inverness Medical Innovations, Inc. *	2,980	110
Kinetic Concepts, Inc. *	2,270	90
Landauer, Inc.	750	40
LCA-Vision, Inc.	1,230	12
Matria Healthcare, Inc. *	1,710	44
MedCath Corp. *	3,980	74
Mentor Corp.	3,090	90
Meridian Bioscience, Inc.	1,025	28
Merit Medical Systems, Inc. *	2,920	43
Molina Healthcare, Inc. *	1,405	35
MWI Veterinary Supply, Inc. *	1,200	41
National Healthcare Corp.	650	33
Odyssey HealthCare, Inc. *	4,300	39
Pediatrix Medical Group, Inc. *	2,055	140
PSS World Medical, Inc. *	5,770	95
Psychiatric Solutions, Inc. *	2,495	87
RehabCare Group, Inc. *	2,445	42
Res-Care, Inc. *	3,225	53
Rotech Healthcare, Inc. *	41,267	10
Sirona Dental Systems, Inc. *	1,290	35
Skilled Healthcare Group, Inc., Class A *	5,400	65
STERIS Corp.	5,110	142
Sun Healthcare Group, Inc. *	4,100	54
Sunrise Senior Living, Inc. *	4,145	89
SXC Health Solutions Corp. *	868	13
Symmetry Medical, Inc. *	2,570	36
The Cooper Cos., Inc.	3,885	136
The TriZetto Group, Inc. *	1,195	25
Thoratec Corp. *	2,145	34
Triple-S Management Corp., Class B *	3,800	69
Universal American Financial Corp. *	4,595	49
VCA Antech, Inc. *	3,675	119
Vital Signs, Inc.	645	34
WellCare Health Plans, Inc. *	1,785	78
West Pharmaceutical Services, Inc.	2,220	104
Wright Medical Group, Inc. *	1,500	42
Zoll Medical Corp. *	1,375	46

		5,250

Household & Personal Products 0.9%
Bare Escentuals, Inc. *	2,335	53
Central Garden & Pet Co. *	11,200	58
Central Garden & Pet Co., Class A *	22,730	114
Chattem, Inc. *	955	67
Church & Dwight Co., Inc.	3,215	183
Elizabeth Arden, Inc. *	5,270	97
Herbalife Ltd.	1,405	61
Nu Skin Enterprises, Inc., Class A	5,610	101
Prestige Brands Holdings, Inc. *	5,010	45
Spectrum Brands, Inc. *	40,715	183
USANA Health Sciences, Inc. *	630	12
WD-40 Co.	1,915	60

		1,034

Insurance 2.6%
American Equity Investment Life Holding Co.	8,835	85
American Physicians Capital, Inc.	800	37
Amerisafe, Inc. *	1,000	14
AmTrust Financial Services, Inc.	2,500	39
Argo Group International Holdings Ltd. *	959	34
Baldwin & Lyons, Inc., Class B	2,350	56
Brown & Brown, Inc.	9,140	175
CNA Surety Corp. *	3,320	44
Crawford & Co., Class A *	6,605	28
Crawford & Co., Class B *	9,515	49
Delphi Financial Group, Inc., Class A	5,620	153
Donegal Group, Inc., Class A	3,600	61
Employers Holdings, Inc.	5,500	105
FBL Financial Group, Inc., Class A	3,200	89
First Acceptance Corp. *	11,499	36
FPIC Insurance Group, Inc. *	1,100	51
Harleysville Group, Inc.	3,535	129
Hilb Rogal & Hobbs Co.	3,660	106
Hilltop Holdings, Inc. *	3,690	39
Horace Mann Educators Corp.	6,470	109
Infinity Property & Casualty Corp.	2,445	95
Kansas City Life Insurance Co.	1,327	66
Meadowbrook Insurance Group, Inc.	5,000	36
National Financial Partners Corp.	4,725	127

42 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

National Western Life Insurance Co., Class A	664	168
Penn Treaty American Corp. *	3,890	19
PMA Capital Corp., Class A *	8,870	82
Presidential Life Corp.	5,345	91
ProAssurance Corp. *	2,945	156
RLI Corp.	1,810	87
Safety Insurance Group, Inc.	1,805	65
Seabright Insurance Holdings *	3,000	47
State Auto Financial Corp.	4,830	133
The Navigators Group, Inc. *	1,485	73
United America Indemnity Ltd., Class A *	5,790	90
United Fire & Casualty Co.	1,960	65
Zenith National Insurance Corp.	3,790	141

		2,980

Materials 5.0%
A. Schulman, Inc.	5,670	120
A.M. Castle & Co.	2,500	77
AEP Industries, Inc. *	1,400	40
AMCOL International Corp.	1,920	57
Arch Chemicals, Inc.	3,150	107
Brush Engineered Materials, Inc. *	2,100	65
Buckeye Technologies, Inc. *	8,680	75
Bway Holding Co. *	4,100	37
Calgon Carbon Corp. *	2,500	36
Caraustar Industries, Inc. *	20,704	29
Century Aluminum Co. *	1,015	70
CF Industries Holdings, Inc.	1,425	191
Chesapeake Corp. *	26,900	118
Cleveland-Cliffs, Inc.	1,420	228
Coeur d’Alene Mines Corp. *	15,295	47
Compass Minerals International, Inc.	1,130	71
Constar International, Inc. *	19,200	56
Eagle Materials, Inc.	3,990	145
Esmark, Inc. *	10,038	168
Ferro Corp.	12,430	219
GenTek, Inc. *	6,770	210
Georgia Gulf Corp.	25,205	151
Glatfelter	7,245	106
H.B. Fuller Co.	6,180	143
Haynes International, Inc. *	1,200	75
Headwaters, Inc. *	13,320	152
Hecla Mining Co. *	3,365	35
Horsehead Holding Corp. *	3,100	43
Innophos Holdings, Inc.	2,400	43
Innospec, Inc.	4,680	95
Kaiser Aluminum Corp.	800	55
Koppers Holdings, Inc.	1,300	63
Mercer International, Inc. *	7,700	52
Minerals Technologies, Inc.	1,930	131
Myers Industries, Inc.	4,205	53
Neenah Paper, Inc.	1,815	42
NewMarket Corp.	1,035	67
NL Industries, Inc.	3,265	36
Olympic Steel, Inc.	1,300	67
OM Group, Inc. *	1,615	88
Omnova Solutions, Inc. *	12,400	42
Penford Corp.	2,000	44
PolyOne Corp. *	21,805	161
Quaker Chemical Corp.	1,500	47
Rock-Tenn Co., Class A	5,315	180
Royal Gold, Inc.	830	23
RTI International Metals, Inc. *	1,240	51
Schnitzer Steel Industries, Inc., Class A	2,140	188
Schweitzer-Mauduit International, Inc.	3,810	84
Sensient Technologies Corp.	5,945	177
Spartech Corp.	7,585	68
Stepan Co.	965	38
Stillwater Mining Co. *	2,240	32
Terra Industries, Inc. *	2,590	98
Texas Industries, Inc.	2,445	189
Titanium Metals Corp.	6,090	93
Tronox, Inc., Class A	11,005	35
Tronox, Inc., Class B	12,850	38
U.S. Concrete, Inc. *	15,700	52
W.R. Grace & Co. *	7,565	192
Wausau Paper Corp.	12,710	98
Zoltek Cos., Inc. *	1,700	45

		5,638

Media 2.4%
Arbitron, Inc.	860	41
Carmike Cinemas, Inc.	5,875	48
Cinemark Holdings, Inc.	3,600	53
Citadel Broadcasting Corp.	24,565	33
CKX, Inc. *	6,835	62
Cox Radio, Inc., Class A *	15,595	181
CTC Media, Inc. *	1,200	31
Cumulus Media Inc., Class A *	9,485	56
DreamWorks Animation SKG, Inc., Class A *	3,545	99
Emmis Communications Corp., Class A *	33,189	103
Entercom Communications Corp., Class A	10,125	107
Entravision Communications Corp., Class A *	20,355	142
GateHouse Media, Inc.	5,000	27
Gemstar-TV Guide International, Inc. *	8,280	33
Gray Television, Inc.	11,215	53
Harte-Hanks, Inc.	4,735	65
Interactive Data Corp.	2,085	56
John Wiley & Sons, Inc., Class A	4,015	185
Journal Communications, Inc., Class A	14,955	86
Lin TV Corp., Class A *	11,460	115
LodgeNet Interactive Corp. *	2,000	12
Marvel Entertainment, Inc. *	2,315	66
Media General, Inc., Class A	10,170	149
Mediacom Communications Corp., Class A *	28,040	120
Morningstar, Inc. *	435	25
Navarre Corp. *	10,903	17
Nexstar Broadcasting Group, Inc., Class A *	5,600	32
Playboy Enterprises, Inc., Class B *	3,900	33
PRIMEDIA, Inc.	7,229	49
Radio One, Inc., Class D *	80,630	81

See financial notes 43

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

RCN Corp. *	8,620	99
Saga Communications, Inc., Class A *	3,683	20
Salem Communications Corp., Class A	8,790	30
Sinclair Broadcast Group, Inc., Class A	7,010	62
Spanish Broadcasting System, Inc., Class A *	30,600	51
Valassis Communications, Inc. *	9,985	142
Westwood One, Inc. *	35,720	60
World Wrestling Entertainment, Inc., Class A	4,300	76

		2,700

Pharmaceuticals & Biotechnology 2.2%
Affymetrix, Inc. *	3,890	42
Albany Molecular Research, Inc. *	4,000	46
Alpharma, Inc., Class A *	6,295	155
APP Pharmaceuticals, Inc. *	3,500	46
Applera Corp. - Celera Group *	2,585	35
Bio-Rad Laboratories, Inc., Class A *	1,350	113
Bruker Corp. *	4,035	49
Cambrex Corp.	5,880	34
Dionex Corp. *	750	59
Endo Pharmaceuticals Holdings, Inc. *	6,710	167
ImClone Systems, Inc. *	1,560	73
K-V Pharmaceutical Co., Class A *	1,730	42
Kendle International, Inc. *	800	34
Martek Biosciences Corp. *	1,840	65
Medicis Pharmaceutical Corp., Class A	2,325	48
Millennium Pharmaceuticals, Inc. *	9,700	241
Millipore Corp. *	2,520	177
Par Pharmaceutical Cos, Inc. *	5,870	100
PAREXEL International Corp. *	3,420	87
PDL BioPharma, Inc. *	2,740	36
Pharmaceutical Product Development, Inc.	3,365	139
Pharmanet Development Group, Inc. *	1,695	40
Salix Pharmaceuticals Ltd. *	1,495	11
Sciele Pharma, Inc. *	1,835	35
Techne Corp. *	1,565	114
Valeant Pharmaceuticals International *	9,775	130
Varian, Inc. *	2,135	109
ViroPharma, Inc. *	4,400	40
Waters Corp. *	3,310	203

		2,470

Real Estate 6.3%
Acadia Realty Trust	2,325	60
Agree Realty Corp.	1,200	32
American Campus Communities, Inc.	1,500	46
American Mortgage Acceptance Co.	600	1
Anthracite Capital, Inc.	23,325	182
Anworth Mortgage Asset Corp.	9,555	64
Arbor Realty Trust, Inc.	3,800	66
Ashford Hospitality Trust	11,645	67
Associated Estates Realty Corp.	3,200	39
BioMed Realty Trust, Inc.	5,260	137
Capital Trust, Inc., Class A	3,400	91
CapLease, Inc.	4,200	35
Capstead Mortgage Corp.	6,000	77
Cedar Shopping Centers, Inc.	4,645	58
Corporate Office Properties Trust	3,935	147
Crystal River Capital, Inc.	6,700	55
DCT Industrial Trust, Inc.	15,100	151
Deerfield Capital Corp.	6,946	10
DiamondRock Hospitality Co.	6,575	84
Digital Realty Trust, Inc.	1,770	68
Douglas Emmett, Inc.	4,000	95
EastGroup Properties, Inc.	2,330	111
Education Realty Trust, Inc.	2,800	37
Entertainment Properties Trust	2,830	151
Equity Lifestyle Properties, Inc.	2,420	120
Essex Property Trust, Inc.	2,356	280
Extra Space Storage, Inc.	4,765	80
FelCor Lodging Trust, Inc.	8,850	111
First Potomac Realty Trust	2,700	46
Forest City Enterprises, Inc., Class A	5,460	202
Franklin Street Properties Corp.	12,770	189
Getty Realty Corp.	3,860	70
Glimcher Realty Trust	11,925	143
GMH Communities Trust	4,975	47
Grubb & Ellis Co.	6,500	40
Hersha Hospitality Trust	4,100	39
HomeBanc Corp. *	6,875	—
Inland Real Estate Corp.	8,170	132
Investors Real Estate Trust	7,825	80
Jer Investors Trust, Inc.	4,900	38
Jones Lang LaSalle, Inc.	1,881	146
Kilroy Realty Corp.	3,635	190
Kite Realty Group Trust	2,900	39
LaSalle Hotel Properties	4,040	129
Lexington Realty Trust	11,970	172
LTC Properties, Inc.	2,630	72
Maguire Properties, Inc.	5,140	83
Medical Properties Trust, Inc.	6,800	83
MFA Mortgage Investments, Inc.	13,890	97
Mid-America Apartment Communities, Inc.	3,345	176
Mission West Properties, Inc.	6,200	74
National Health Investors, Inc.	3,935	120
National Retail Properties, Inc.	8,455	194
NorthStar Realty Finance Corp.	6,200	64
OMEGA Healthcare Investors, Inc.	5,390	94
Parkway Properties, Inc.	2,520	100
PS Business Parks, Inc.	1,710	98
RAIT Financial Trust	22,165	168
Ramco-Gershenson Properties Trust	2,930	66
Saul Centers, Inc.	785	39
Sovran Self Storage, Inc.	2,710	121
Strategic Hotel & Resorts, Inc.	8,655	125
Sun Communities, Inc.	3,955	77
Sunstone Hotel Investors, Inc.	8,105	151
Tanger Factory Outlet Centers, Inc.	3,030	122

44 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Taubman Centers, Inc.	2,455	139
The St. Joe Co.	4,570	186
U-Store-It Trust	8,415	101
Universal Health Realty Income Trust	1,900	64
Urstadt Biddle Properties, Class A	3,795	64
Vestin Realty Mortgage II, Inc.	4,693	40
Washington Real Estate Investment Trust	4,655	165
Winthrop Realty Trust	5,000	22

		7,062

Retailing 5.7%
1-800-FLOWERS.COM, Inc., Class A *	7,500	66
99 Cents Only Stores *	8,500	81
A.C. Moore Arts & Crafts, Inc. *	8,560	57
Aaron Rents, Inc.	7,820	195
Aeropostale, Inc. *	4,370	139
Audiovox Corp., Class A *	6,000	66
bebe stores, inc.	5,890	59
Big 5 Sporting Goods Corp.	5,740	53
Books-A-Million, Inc.	3,600	29
Brown Shoe Co., Inc.	9,662	161
Build-A-Bear Workshop, Inc. *	3,900	43
Building Materials Holding Corp.	26,200	122
Cabela’s, Inc. *	9,480	128
Cache, Inc. *	3,700	45
Casual Male Retail Group, Inc. *	11,000	48
Charlotte Russe Holding, Inc. *	2,615	42
Christopher & Banks Corp.	6,540	78
Citi Trends, Inc. *	2,300	49
Coldwater Creek, Inc. *	10,440	56
Conn’s, Inc. *	4,065	72
Cost Plus, Inc. *	18,500	51
CSK Auto Corp. *	17,300	206
DSW, Inc., Class A *	5,245	80
Eddie Bauer Holdings, Inc. *	16,700	66
Finlay Enterprises, Inc. *	2,600	1
Fred’s, Inc., Class A	10,630	118
FTD Group, Inc.	2,600	36
Gander Mountain Co. *	6,400	31
Genesco, Inc. *	3,980	88
Gottschalks, Inc. *	2,000	5
GSI Commerce, Inc. *	3,580	50
Guess?, Inc.	1,035	40
Hastings Entertainment, Inc. *	4,320	36
Haverty Furniture Cos., Inc.	6,500	59
hhgregg, Inc. *	3,100	32
Hibbett Sports, Inc. *	2,685	49
Hot Topic, Inc. *	14,820	79
J. Crew Group, Inc. *	1,030	49
Jo-Ann Stores, Inc. *	6,650	126
Jos. A. Bank Clothiers, Inc. *	2,190	53
Kirkland’s, Inc. *	7,522	13
Lithia Motors, Inc., Class A	15,235	137
LKQ Corp. *	3,250	71
Monro Muffler Brake, Inc.	2,100	35
Mothers Work, Inc. *	2,200	31
Netflix, Inc. *	3,255	104
New York & Co., Inc. *	12,500	79
NutriSystem, Inc. *	3,030	61
Orbitz Worldwide, Inc. *	11,700	93
Pacific Sunwear of California, Inc. *	13,250	178
PC Mall, Inc. *	5,100	67
Pier 1 Imports, Inc. *	31,035	242
Pomeroy IT Solutions, Inc. *	6,600	41
Priceline.com, Inc. *	820	105
Retail Ventures, Inc. *	18,200	93
REX Stores Corp. *	2,100	34
Sally Beauty Holdings, Inc. *	8,325	50
Select Comfort Corp. *	12,770	39
Shoe Carnival, Inc. *	3,100	43
Source Interlink Cos., Inc. *	42,680	60
Stage Stores, Inc.	8,095	127
Stein Mart, Inc.	13,395	71
Systemax, Inc.	6,185	99
The Bon-Ton Stores, Inc.	12,900	113
The Buckle, Inc.	915	44
The Cato Corp., Class A	7,565	131
The Children’s Place Retail Stores, Inc. *	2,840	66
The Dress Barn, Inc. *	9,275	125
The Finish Line, Inc., Class A	44,200	290
The Gymboree Corp. *	1,820	79
The Men’s Wearhouse, Inc.	6,155	164
The Pep Boys - Manny, Moe & Jack	13,955	124
The Wet Seal, Inc., Class A *	13,900	48
Tractor Supply Co. *	4,540	161
Trans World Entertainment Corp. *	17,400	63
Tuesday Morning Corp. *	11,030	60
Tween Brands, Inc. *	2,365	45
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,700	38
Urban Outfitters, Inc. *	3,615	124
ValueVision Media, Inc., Class A *	6,340	35
West Marine, Inc. *	8,880	44

		6,471

Semiconductors & Semiconductor Equipment 3.2%
Actel Corp. *	2,630	43
Advanced Energy Industries, Inc. *	2,520	35
Applied Micro Circuits Corp. *	7,440	65
Asyst Technologies, Inc. *	4,995	18
Atheros Communications *	2,745	73
ATMI, Inc. *	1,715	51
Axcelis Technologies, Inc. *	10,160	55
Brooks Automation, Inc. *	10,090	105
Cabot Microelectronics Corp. *	1,930	66
Cirrus Logic, Inc. *	6,335	45
Cohu, Inc.	1,610	28
Conexant Systems, Inc. *	88,220	44
Cree, Inc. *	4,295	112
Cymer, Inc. *	3,020	79
Cypress Semiconductor Corp. *	9,005	253
Diodes, Inc. *	1,547	42
DSP Group, Inc. *	3,640	48
Entegris, Inc. *	15,465	117
Exar Corp. *	3,315	28
FEI Co. *	2,620	57
FormFactor, Inc. *	4,065	78
Hittite Microwave Corp. *	735	29
Kulicke and Soffa Industries, Inc. *	10,400	69

See financial notes 45

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Lattice Semiconductor Corp. *	19,525	66
Mattson Technology, Inc. *	5,700	28
Micrel, Inc.	7,750	76
Microsemi Corp. *	3,445	84
MKS Instruments, Inc. *	3,950	90
OmniVision Technologies, Inc. *	4,380	70
ON Semiconductor Corp. *	31,674	237
Photronics, Inc. *	13,945	148
PMC-Sierra, Inc. *	14,125	110
Rambus, Inc. *	3,365	77
RF Micro Devices, Inc. *	37,265	126
Rudolph Technologies, Inc. *	4,980	51
Semtech Corp. *	6,305	102
Silicon Image, Inc. *	7,960	48
Silicon Laboratories, Inc. *	1,970	67
Silicon Storage Technology, Inc. *	15,455	47
SiRF Technology Holdings, Inc. *	7,665	45
Skyworks Solutions, Inc. *	19,010	165
Standard Microsystems Corp. *	1,290	38
Tessera Technologies, Inc. *	2,040	41
TriQuint Semiconductor, Inc. *	11,820	78
Varian Semiconductor Equipment Associates, Inc. *	3,752	137
Veeco Instruments, Inc. *	2,140	40
Zoran Corp. *	4,135	54

		3,565

Software & Services 5.7%
ACI Worldwide, Inc. *	2,995	66
Acxiom Corp.	11,775	139
Akamai Technologies, Inc. *	2,875	103
ANSYS, Inc. *	1,500	60
Ariba, Inc. *	5,145	61
BearingPoint, Inc. *	64,320	119
Borland Software Corp. *	21,590	38
CDC Corp., Class A *	12,670	44
CIBER, Inc. *	18,770	118
CMGI, Inc. *	7,495	104
CNET Networks, Inc. *	6,780	53
Cognizant Technology Solutions Corp., Class A *	5,270	170
Concur Technologies, Inc. *	1,100	36
CSG Systems International, Inc. *	6,545	79
DealerTrack Holdings, Inc. *	1,345	26
Digital River, Inc. *	2,150	71
EarthLink, Inc. *	18,775	171
Epicor Software Corp. *	4,945	40
EPIQ Systems, Inc. *	2,670	41
Equinix, Inc. *	1,030	93
Euronet Worldwide, Inc. *	2,195	39
FactSet Research Systems, Inc.	1,065	64
Fair Isaac Corp.	4,385	109
Forrester Research, Inc. *	1,675	48
Gartner, Inc. *	2,200	50
Gevity HR, Inc.	6,715	46
Global Cash Access Holdings, Inc. *	8,135	50
Global Payments, Inc.	3,470	154
Heartland Payment Systems, Inc.	1,605	35
Informatica Corp. *	3,275	52
InfoSpace, Inc.	7,110	86
infoUSA, Inc.	7,315	41
Interwoven, Inc. *	2,225	25
Ipass, Inc. *	15,100	43
j2 Global Communications, Inc. *	2,485	53
Jack Henry & Associates, Inc.	4,580	120
JDA Software Group, Inc. *	2,385	45
Lawson Software, Inc. *	7,720	62
Macrovision Corp. *	3,960	62
Manhattan Associates, Inc. *	1,095	28
ManTech International Corp., Class A *	2,160	103
Marchex, Inc., Class B	4,500	46
MAXIMUS, Inc.	1,545	59
Mentor Graphics Corp. *	10,680	108
MICROS Systems, Inc. *	3,760	134
MicroStrategy, Inc., Class A *	628	56
MoneyGram International, Inc.	31,625	49
MPS Group, Inc. *	13,345	143
MSC.Software Corp. *	4,915	60
NAVTEQ *	1,355	101
Ness Technologies, Inc. *	3,800	34
Net 1 UEPS Technologies, Inc. *	2,680	63
NeuStar, Inc., Class A *	1,775	49
Novell, Inc. *	21,535	135
Nuance Communications, Inc. *	6,155	125
Openwave Systems, Inc.	4,435	10
Parametric Technology Corp. *	7,100	124
Progress Software Corp. *	2,550	77
Quality Systems, Inc.	1,630	52
Quest Software, Inc. *	3,180	42
RealNetworks, Inc. *	10,345	64
Red Hat, Inc. *	3,500	72
Renaissance Learning, Inc.	3,540	50
Salesforce.com, Inc. *	535	36
Sapient Corp. *	4,780	34
Secure Computing Corp. *	5,000	33
SINA Corp. *	1,680	78
Solera Holdings, Inc. *	1,500	39
SonicWALL, Inc. *	3,855	30
SPSS, Inc. *	1,060	45
SRA International, Inc., Class A *	3,815	100
StarTek, Inc. *	3,200	30
Sybase, Inc. *	6,050	178
Sykes Enterprises, Inc. *	3,630	60
Symyx Technologies, Inc. *	6,110	46
Syntel, Inc.	2,335	77
Take-Two Interactive Software, Inc. *	4,635	122
THQ, Inc. *	7,930	169
TIBCO Software, Inc. *	15,330	118
TNS, Inc. *	2,275	52
United Online, Inc.	6,665	71
ValueClick, Inc. *	3,860	77
Vignette Corp. *	1,820	21
VMware, Inc., Class A *	800	53
WebMD Health Corp., Class A *	1,800	56
Websense, Inc. *	3,490	68
Wind River Systems, Inc. *	4,650	38
Wright Express Corp. *	4,700	155

		6,386

46 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Technology Hardware & Equipment 5.7%
3Com Corp. *	37,520	90
Adaptec, Inc. *	21,695	61
ADC Telecommunications, Inc. *	10,500	147
ADTRAN, Inc.	5,945	141
Agilysys, Inc.	6,522	71
Arris Group, Inc. *	15,765	128
Avid Technology, Inc. *	4,425	92
Avocent Corp. *	5,590	109
Bel Fuse, Inc., Class B	1,200	31
Black Box Corp.	2,740	81
Brightpoint, Inc. *	8,500	78
Brocade Communications Systems, Inc. *	11,020	79
Checkpoint Systems, Inc. *	3,720	96
Cogent, Inc. *	4,280	40
Cognex Corp.	2,865	72
CommScope, Inc. *	3,105	148
Comtech Telecommunications Corp. *	1,570	61
CTS Corp.	8,695	98
Daktronics, Inc.	1,165	17
Digi International, Inc. *	4,000	33
Dolby Laboratories, Inc., Class A *	2,545	102
Dycom Industries, Inc. *	9,610	138
Electro Scientific Industries, Inc. *	2,255	37
Electronics for Imaging, Inc. *	7,180	104
EMS Technologies, Inc. *	1,400	36
Emulex Corp. *	7,425	97
Extreme Networks, Inc. *	8,365	25
F5 Networks, Inc. *	4,190	95
FLIR Systems, Inc. *	2,890	99
Foundry Networks, Inc. *	8,275	105
Gerber Scientific, Inc. *	7,300	68
GTSI Corp. *	1,400	11
Hughes Communications, Inc. *	930	50
Hutchinson Technology, Inc. *	6,100	86
Imation Corp.	6,125	144
InterDigital, Inc. *	3,245	66
Intermec, Inc. *	3,335	70
Iomega Corp. *	37,600	144
Itron, Inc. *	765	71
Ixia *	4,315	31
JDS Uniphase Corp. *	11,560	165
KEMET Corp. *	17,215	70
L-1 Identity Solutions, Inc. *	7,300	105
Littelfuse, Inc. *	2,005	74
Loral Space & Communications, Inc. *	3,950	85
MasTec, Inc. *	6,010	49
Mercury Computer Systems, Inc. *	4,200	34
Methode Electronics, Inc.	5,230	57
MTS Systems Corp.	1,480	51
Multi-Fineline Electronix, Inc. *	1,620	31
National Instruments Corp.	3,895	115
NETGEAR, Inc. *	1,500	24
Newport Corp. *	4,630	53
Nu Horizons Electronics Corp. *	4,000	23
Opnext, Inc. *	6,900	41
OSI Systems, Inc. *	1,690	41
Palm, Inc.	25,415	146
Park Electrochemical Corp.	2,410	65
PC Connection, Inc. *	4,300	32
Plantronics, Inc.	4,310	107
Plexus Corp. *	5,880	142
Polycom, Inc. *	5,650	127
Powerwave Technologies, Inc. *	25,760	70
QLogic Corp. *	9,580	153
Quantum Corp. *	30,575	54
Rackable Systems, Inc. *	4,360	48
Radisys Corp. *	4,500	42
Rofin-Sinar Technologies, Inc. *	1,710	65
Rogers Corp. *	970	33
ScanSource, Inc. *	4,200	105
Sonus Networks, Inc. *	10,090	40
Stec, Inc. *	5,400	50
Sycamore Networks, Inc. *	19,805	64
Symmetricom, Inc. *	10,400	45
Synaptics, Inc. *	1,370	47
Technitrol, Inc.	4,090	86
Tekelec *	6,035	89
Teradata Corp. *	6,165	131
Trimble Navigation Ltd. *	4,755	156
TTM Technologies, Inc. *	3,900	52
ViaSat, Inc. *	2,575	57
Westell Technologies, Inc., Class A *	12,933	22
Zebra Technologies Corp., Class A *	4,940	182

		6,480

Telecommunication Services 1.4%
Alaska Communication Systems Group, Inc.	5,340	60
Atlantic Tele-Network, Inc.	1,500	47
Centennial Communications Corp. *	12,725	77
Cincinnati Bell, Inc. *	40,195	186
Clearwire Corp., Class A *	3,300	50
Consolidated Communications Holdings, Inc.	2,600	37
D&E Communications, Inc.	2,500	22
FairPoint Communications, Inc.	7,730	71
FiberTower Corp. *	13,300	20
General Communication, Inc., Class A *	10,060	62
Globalstar, Inc. *	800	3
IDT Corp. *	1,475	5
IDT Corp., Class B *	13,450	52
Iowa Telecommunications Services, Inc.	3,430	59
iPCS, Inc.	2,140	65
Metropcs Communications, Inc. *	6,800	134
NTELOS Holdings Corp.	2,240	58
Premiere Global Services, Inc. *	5,060	73
Rural Cellular Corp., Class A *	800	36
SBA Communications Corp., Class A *	2,205	71
SureWest Communications	4,570	64
Syniverse Holdings, Inc. *	3,765	59

See financial notes 47

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Time Warner Telecom, Inc., Class A *	9,075	178
USA Mobility, Inc. *	11,025	79

		1,568

Transportation 2.4%
ABX Holdings, Inc. *	33,830	91
AirTran Holdings, Inc. *	14,515	49
American Commercial Lines, Inc. *	1,745	28
Arkansas Best Corp.	5,440	215
Atlas Air Worldwide Holdings, Inc. *	2,400	146
Celadon Group, Inc. *	4,500	46
Covenant Transport Group, Inc., Class A *	3,300	19
Danaos Corp.	1,400	35
Diana Shipping, Inc.	1,935	59
DryShips, Inc.	680	56
Eagle Bulk Shipping, Inc.	2,620	77
ExpressJet Holdings, Inc. *	63,900	194
Forward Air Corp.	1,375	47
Genco Shipping & Trading Ltd.	885	60
Genesee & Wyoming, Inc., Class A *	2,865	102
Hawaiian Holdings, Inc. *	6,000	48
Heartland Express, Inc.	4,385	68
Horizon Lines, Inc., Class A	1,950	20
Hub Group, Inc., Class A *	3,710	121
International Shipholding Corp. *	2,200	42
Kirby Corp. *	3,420	187
Knight Transportation, Inc.	3,015	51
Landstar System, Inc.	3,070	159
Marten Transport Ltd. *	2,800	46
Mesa Air Group, Inc. *	34,771	23
Navios Maritime Holdings, Inc.	5,200	57
Old Dominion Freight Line, Inc. *	4,000	123
Pacer International, Inc.	5,560	103
Park-Ohio Holdings Corp. *	2,400	40
Pinnacle Airlines Corp. *	4,900	41
Republic Airways Holdings, Inc. *	5,810	98
Saia, Inc. *	5,100	70
Seaspan Corp.	2,610	69
Universal Truckload Services, Inc. *	2,000	42
USA Truck, Inc. *	3,000	37

		2,669

Utilities 1.9%
American States Water Co.	2,215	78
Aquila, Inc. *	49,735	179
California Water Service Group	2,440	94
Central Vermont Public Service Corp.	2,245	52
CH Energy Group, Inc.	3,805	135
Chesapeake Utilities Corp.	1,500	45
El Paso Electric Co. *	7,145	161
EnergySouth, Inc.	700	38
ITC Holdings Corp.	1,370	76
MGE Energy, Inc.	3,100	108
Northwest Natural Gas Co.	3,645	164
NorthWestern Corp.	6,225	154
Ormat Technologies, Inc.	860	42
Otter Tail Corp.	4,480	166
SJW Corp.	1,490	45
South Jersey Industries, Inc.	3,620	132
The Empire District Electric Co.	7,010	146
The Laclede Group, Inc.	4,490	170
UIL Holdings Corp.	5,325	167
Unitil Corp.	800	21

		2,173

Total Common Stock (Cost $113,478)		105,447

Foreign Common Stock 2.7% of net assets

Bahamas 0.0%

Transportation 0.0%
Ultrapetrol Bahamas Ltd. *	3,900	38

Bermuda 1.6%

Capital Goods 0.2%
Aircastle Ltd.	2,500	35
China Yuchai International Ltd.	11,805	111
Textainer Group Holdings Ltd.	2,200	38

		184

Consumer Durables & Apparel 0.1%
Helen of Troy Ltd. *	5,330	90

Consumer Services 0.1%
Orient-Express Hotels Ltd., Class A	2,190	102

Diversified Financials 0.3%
Invesco Ltd.	3,267	84
Lazard Ltd., Class A	3,245	127
Primus Guaranty Ltd. *	9,305	41
W.P. Stewart & Co., Ltd.	56,075	85

		337

Energy 0.4%
Arlington Tankers Ltd.	1,800	40
Knightsbridge Tankers Ltd.	4,590	132
Nordic American Tanker Shipping Ltd.	5,505	186
Tsakos Energy Navigation Ltd.	2,790	91

		449

Insurance 0.4%
Assured Guaranty Ltd.	6,165	156
Enstar Group Ltd. *	210	23
Flagstone Reinsurance Holdings Ltd.	4,800	59
Max Capital Group Ltd.	5,415	127
RAM Holdings Ltd. *	4,300	7
Validus Holdings Ltd.	1,900	43

		415

Semiconductors & Semiconductor Equipment 0.1%
ChipMOS TECHNOLOGIES (Bermuda) Ltd. *	23,040	68

Software & Services 0.0%
Genpact Ltd. *	2,600	37

48 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Technology Hardware & Equipment 0.0%
Xyratex Ltd. *	775	15

Telecommunication Services 0.0%
Global Crossing Ltd. *	1,785	30

Transportation 0.0%
TBS International Ltd. *	1,200	48

		1,775

British Virgin Islands 0.3%

Technology Hardware & Equipment 0.1%
Nam Tai Electronics, Inc.	8,860	91

Transportation 0.2%
UTI Worldwide, Inc.	8,820	194

		285

Canada 0.0%

Capital Goods 0.0%
KHD Humboldt Wedag International Ltd. *	1,500	44

Cayman Islands 0.0%

Technology Hardware & Equipment 0.0%
Smart Modular Technologies (WWH), Inc. *	7,700	46

Greece 0.1%

Energy 0.1%
Top Ships, Inc. *	12,800	107

Transportation 0.0%
Aegean Marine Petroleum Network, Inc.	1,200	44

		151

Israel 0.0%

Technology Hardware & Equipment 0.0%
Orbotech Ltd. *	2,660	47

Liberia 0.1%

Transportation 0.1%
Excel Maritime Carriers Ltd.	2,304	92

Luxembourg 0.1%

Telecommunication Services 0.1%
Millicom International Cellular S.A. *	650	70

Netherlands 0.1%

Capital Goods 0.1%
AerCap Holdings N.V. *	4,000	69

Energy 0.0%
Core Laboratories N.V. *	345	43

		112

Netherlands Antilles 0.0%

Health Care Equipment & Services 0.0%
Orthofix International N.V. *	1,180	36

Panama 0.2%

Banks 0.1%
Banco Latinoamericano de Exportaciones, S.A., Class E	8,500	160

Transportation 0.1%
Copa Holdings S.A., Class A	1,900	74

		234

Singapore 0.2%

Semiconductors & Semiconductor Equipment 0.2%
ASE Test Ltd. *	5,285	77
Verigy Ltd. *	4,020	86

		163

Total Foreign Common Stock (Cost $3,230)		3,093

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 3.7% of net assets

Repurchase Agreement 3.4%
Fixed Income Clearing Corp.
dated 04/30/08, due 05/01/08 at 1.75%, with a maturity value of $3,837 (fully collateralized by Federal National Mortgage Association with a value of $3,914)	3,837	3,837

U.S. Treasury Obligation 0.3%
U.S. Treasury Bill (a)
0.97%, 06/19/08	305	305

Total Short-Term Investments (Cost $4,142)		4,142

	Number	Value
Security	of Shares	($ x 1,000)

Rights 0.0% of net assets

Diversified Financials 0.0%
Ares Capital Corp. *	1,331	1
MCG Capital Corp. *	1,157	—

See financial notes 49

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Winthrop Realty Corp. * (b)	500	—

Total Rights
(Cost $—)		1

End of Investments.

(All dollar amounts are x 1,000)

At 04/30/08, the tax basis cost of the fund’s investments was $121,536, and the unrealized appreciation and depreciation were $5,828 and ($14,681), respectively, with a net depreciation of ($8,853).

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Fair-valued by Management.

In addition to the above, the fund held the following at
04/30/08. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
Russell 2000 Index, Long, expires 06/20/08	66	4,736	(12)

50 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $120,850)		$112,683
Cash		1
Receivables:
Fund shares sold		1,626
Dividends		76
Prepaid expenses	+	26

Total assets		114,412

Liabilities
Payables:
Investments bought		1,593
Investment adviser and administrator fees		1
Transfer agent and shareholder services fees		1
Fund shares redeemed		38
Due to brokers for futures	+	13

Total liabilities		1,646

Net Assets
Total assets		114,412
Total liabilities	−	1,646

Net assets		$112,766
Net Assets by Source
Capital received from investors		123,738
Net investment income not yet distributed		412
Net realized capital losses		(3,205)
Net unrealized capital losses		(8,179)

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$31,258		3,464		$9.02
Select Shares	$31,319		3,467		$9.03
Institutional Shares	$50,189		5,554		$9.04

See financial notes 51

 Schwab Fundamental US Small-Mid Company Index Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $2 )		$755
Interest	+	26

Total investment income		781

Net Realized Gains and Losses
Net realized losses on investments		(3,235)
Net realized gains on futures contracts	+	35

Net realized losses		(3,200)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(8,396)
Net unrealized losses on futures contracts	+	(12)

Net unrealized losses		(8,408)

Expenses
Investment adviser and administrator fees		141
Transfer agent and shareholder service fees:
Investor Shares		32
Institutional Shares		19
Select Shares		15
FTSE RAFI Index fees		36
Portfolio accounting fees		23
Professional fees		18
Registration fees		18
Custodian fees		5
Trustees’ fees		3
Interest expense		2
Shareholder reports		2
Other expenses	+	1

Total expenses		315
Expense reduction by adviser and Schwab	−	104
Custody credits	−	1

Net expenses		210

Increase (Decrease) in Net Assets from Operations
Total investment income		781
Net expenses	−	210

Net investment income		571
Net realized losses		(3,200)
Net unrealized losses	+	(8,408)

Decrease in net assets from operations		($11,037)

52 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-4/30/08	04/2/07*-10/31/07
Net investment income		$571	$364
Net realized gains (losses)		(3,200)	74
Net unrealized gains (losses)	+	(8,408)	229

Increase (Decrease) in net assets from operations		(11,037)	667

Distributions to Shareholders
Distributions from net investment income
Investor Shares		128	—
Select Shares		189	—
Institutional Shares	+	206	—

Total distributions from net investment income		523	—

Distributions from net realized gains
Investor Shares		22	—
Select Shares		28	—
Institutional Shares	+	29	—

Total distributions from net realized gains		79	—

Total distributions		$602	$—

Transactions in Fund Shares

		11/1/07-4/30/08		04/2/07*-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		1,822	$16,298	2,855	$29,380
Select Shares		2,486	22,937	3,146	32,410
Institutional Shares	+	4,113	37,220	3,509	35,812

Total shares sold		8,421	$76,455	9,510	$97,602

Shares Reinvested
Investor Shares		14	$130	—	$—
Select Shares		19	186	—	—
Institutional Shares	+	20	188	—	—

Total shares reinvested		53	$504	—	$—

Shares Redeemed
Investor Shares		(811)	($7,344)	(417)	($4,275)
Select Shares		(1,734)	(15,522)	(450)	(4,561)
Institutional Shares	+	(1,786)	(16,030)	(302)	(3,091)

Total shares redeemed		(4,331)	($38,896)	(1,168)	($11,927)

Net transactions in fund shares		4,143	$38,063	8,342	$85,675

Shares Outstanding and Net Assets
		11/1/07-4/30/08		04/2/07*-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,342	$86,342	—	$—
Total increase	+	4,143	26,424	8,342	86,342

End of period		12,485	$112,766	8,342	$86,342

Net investment income not yet distributed			$412		$364

*	Commencement of operations

See financial notes 53

Schwab Fundamental International Large Company
Index Fund

Financial Statements

Financial Highlights

	11/1/07–	4/2/07[1]–
Investor Shares	4/30/08*	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	11.37	10.00

Income (loss) from investment operations:
Net investment income	0.11	0.08
Net realized and unrealized gains (losses)	(1.31)	1.29

Total from investment operations	(1.20)	1.37
Less distributions:
Distributions from net investment income	(0.08)	—
Distributions from net realized gains	(0.02)	—

Total distributions	(0.10)	—

Net asset value at end of period	10.07	11.37

Total return (%)	(10.56)[2]	13.70	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.60 [3,4]	0.59	[3]
Gross operating expenses	0.90 [3]	1.45	[3]
Net investment income (loss)	2.57 [3]	2.16	[3]
Portfolio turnover rate	22 [2]	50	[2]
Net assets, end of period ($ x 1,000,000)	33	27

	11/1/07–	4/2/07[1]–
Select Shares	4/30/08*	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	11.39	10.00

Income (loss) from investment operations:
Net investment income	0.13	0.08
Net realized and unrealized gains (losses)	(1.33)	1.31

Total from investment operations	(1.20)	1.39
Less distributions:
Distributions from net investment income	(0.09)	—
Distributions from net realized gains	(0.02)	—

Total distributions	(0.11)	—

Net asset value at end of period	10.08	11.39

Total return (%)	(10.57)[2]	13.90	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45 [3,5]	0.44	[3]
Gross operating expenses	0.76 [3]	1.33	[3]
Net investment income (loss)	2.67 [3]	2.16	[3]
Portfolio turnover rate	22 [2]	50	[2]
Net assets, end of period ($ x 1,000,000)	39	37
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.59%, if interest expense had not been included.
5 The ratio of net operating expenses would have been 0.44%, if interest expenses had not been included.

54 See financial notes

 Schwab Fundamental International Large Company Index Fund

Financial Highlights continued

	11/1/07–	4/2/07[1]–
Institutional Shares	4/30/08*	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	11.40	10.00

Income (loss) from investment operations:
Net investment income	0.14	0.08
Net realized and unrealized gains (losses)	(1.34)	1.32

Total from investment operations	(1.20)	1.40
Less distributions:
Distributions from net investment income	(0.09)	—
Distributions from net realized gains	(0.02)	—

Total distributions	(0.11)	—

Net asset value at end of period	10.09	11.40

Total return (%)	(10.52)[2]	14.00	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.36 [3,4]	0.36	[3,4]
Gross operating expenses	0.74 [3]	1.28	[3]
Net investment income (loss)	2.92 [3]	2.30	[3]
Portfolio turnover rate	22 [2]	50	[2]
Net assets, end of period ($ x 1,000,000)	247	166
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.35% for the period ended 10/31/07 and 4/30/08, respectively, if interest expense had not been included.

See financial notes 55

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

95.0%	Common Stock	310,526	302,809
3.7%	Other Investment Company	11,689	11,788
0.6%	Preferred Stock	1,623	1,746
—%	Rights	40	146
0.6%	Short-Term Investment	1,907	1,907

99.9%	Total Investments	325,785	318,396
0.1%	Other Assets and Liabilities		394

100.0%	Net Assets		318,790

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 95.0% of net assets

Australia 4.2%

Banks 1.5%
Australia & New Zealand Banking Group Ltd.	35,216	727
Commonwealth Bank of Australia	29,619	1,249
National Australia Bank Ltd.	49,999	1,416
St. George Bank Ltd.	13,727	343
Westpac Banking Corp.	39,732	915

		4,650

Capital Goods 0.0%
Leighton Holdings Ltd.	2,860	126

Commercial Services & Supplies 0.0%
Brambles Ltd.	11,740	98

Consumer Services 0.1%
Crown Ltd.	4,366	45
TABCORP Holdings Ltd.	10,828	116
Tatts Group Ltd.	13,174	34

		195

Diversified Financials 0.1%
ASX Ltd.	1,226	42
Macquarie Group Ltd.	4,976	296

		338

Energy 0.2%
Caltex Australia Ltd.	6,154	70
Origin Energy Ltd.	14,979	197
Santos Ltd.	10,965	165
Woodside Petroleum Ltd.	2,725	143

		575

Food & Staples Retailing 0.3%
Metcash Ltd.	23,576	94
Wesfarmer Ltd., Price Protected Shares	1,941	68
Wesfarmers Ltd.	7,235	253
Woolworths Ltd.	16,247	439

		854

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	7,177	57
Foster’s Group Ltd.	34,723	166
Lion Nathan Ltd.	6,377	50

		273

Insurance 0.4%
AMP Ltd.	29,079	215
AXA Asia Pacific Holdings Ltd.	28,000	157
Insurance Australia Group Ltd.	61,028	250
QBE Insurance Group Ltd.	12,365	296
Suncorp-Metway Ltd.	27,459	353

		1,271

Materials 0.6%
Alumina Ltd.	11,722	63
Amcor Ltd.	26,401	168
BHP Billiton Ltd.	20,098	810
BlueScope Steel Ltd.	18,549	194
Boral Ltd.	19,012	112
OneSteel Ltd.	17,442	105
Orica Ltd.	4,861	133
PaperlinX Ltd.	39,053	93
Rio Tinto Ltd.	1,997	258
Zinifex Ltd.	10,417	99

		2,035

Media 0.1%
Consolidated Media Holdings Ltd.	35,924	122
Fairfax Media Ltd.	25,740	85

		207

Pharmaceuticals & Biotechnology 0.0%
CSL Ltd.	4,149	155

Real Estate 0.5%
CFS Retail Property Trust	39,932	84
DB RREEF Trust	63,134	104
Goodman Group	24,070	102
GPT Group	50,939	160
Lend Lease Corp., Ltd.	10,574	124
Macquarie Office Trust	50,381	49
Mirvac Group	29,639	117
Stockland	27,258	186
Westfield Group	30,715	528

		1,454

Telecommunication Services 0.1%
Telstra Corp., Ltd.	108,379	465

Transportation 0.2%
Macquarie Airports	19,437	58
Macquarie Infrastructure Group	76,096	203
Qantas Airways Ltd.	39,888	127
Toll Holdings Ltd.	9,335	69
Transurban Group	17,182	111

		568

56 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Utilities 0.0%
AGL Energy Ltd.	8,929	105

		13,369

Austria 0.4%

Banks 0.1%
Erste Bank der oesterreichischen Sparkassen AG	3,690	272
Raiffeisen International Bank-Holding AG	658	106

		378

Capital Goods 0.0%
Wienerberger AG	1,629	93

Energy 0.0%
OMV AG	2,208	166

Insurance 0.0%
Wiener Staedtische Versicherung AG	544	41

Materials 0.1%
voestalpine AG	2,389	182

Real Estate 0.0%
IMMOEAST AG *	4,330	44
Immofinanz Immobilien Anlagen AG	8,266	91

		135

Telecommunication Services 0.1%
Telekom Austria AG	7,634	188

Utilities 0.1%
EVN AG	1,932	63
Oesterreichische Elektrizitaetswirtschafts AG, A Shares	1,514	117

		180

		1,363

Belgium 1.2%

Banks 0.5%
Dexia S.A.	35,742	987
KBC GROEP N.V.	3,384	455

		1,442

Diversified Financials 0.3%
Banque Nationale de Belgique (BNB)	9	42
Compagnie Nationale a Portefeuille / Nationale Portefeuille Maatschappij	933	73
Fortis NL	12,654	343
Fortis NPV	10,928	297
Groupe Bruxelles Lambert S.A.	1,418	179
KBC Ancora	420	45
Sofina S.A.	361	44

		1,023

Food & Staples Retailing 0.1%
Colruyt S.A.	262	66
Delhaize Group	4,009	346

		412

Food, Beverage & Tobacco 0.1%
InBev N.V.	1,508	124

Health Care Equipment & Services 0.0%
Agfa Gevaert N.V. *	9,368	68

Materials 0.1%
Solvay S.A.	1,504	220
Umicore	1,590	85

		305

Pharmaceuticals & Biotechnology 0.0%
UCB S.A.	1,612	69

Retailing 0.0%
S.A. D’ Ieteren N.V.	117	36

Telecommunication Services 0.1%
Belgacom S.A.	3,596	165
Mobistar S.A.	704	63

		228

		3,707

Bermuda 0.4%

Capital Goods 0.1%
Jardine Matheson Holdings Ltd.	2,800	86
Noble Group Ltd.	42,631	70

		156

Consumer Durables & Apparel 0.1%
Playmates Holdings Ltd.	240,000	142
Yue Yuen Industrial (Holdings) Ltd.	16,500	50

		192

Diversified Financials 0.0%
Guoco Group Ltd.	5,000	54

Energy 0.0%
Frontline Ltd.	1,821	100

Real Estate 0.1%
Chinese Estates Holdings Ltd.	38,000	60
Great Eagle Holdings Ltd.	3,000	9
Hongkong Land Holdings Ltd.	24,000	109
Kerry Properties Ltd.	15,000	101

		279

Retailing 0.1%
Esprit Holdings Ltd.	11,500	142
Li & Fung Ltd.	24,000	99

		241

Transportation 0.0%
Cosco Pacific Ltd.	34,000	64
Orient Overseas International Ltd.	8,000	44

		108

Utilities 0.0%
Brookfield Infrastructure Partners L.P.	109	2
Cheung Kong Infrastructure Holdings Ltd.	19,100	83

		85

		1,215

See financial notes 57

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Canada 4.4%

Automobiles & Components 0.1%
Magna International, Inc., Class A	4,202	310

Banks 1.3%
Bank of Montreal	11,342	564
Bank of Nova Scotia	27,870	1,323
Canadian Imperial Bank of Commerce	7,852	578
National Bank of Canada	2,757	147
Royal Bank of Canada	17,842	851
The Toronto-Dominion Bank	10,767	707

		4,170

Capital Goods 0.1%
Bombardier, Inc., Class A *	9,385	62
Bombardier, Inc., Class B *	15,081	99
Finning International, Inc.	1,574	46

		207

Diversified Financials 0.1%
IGM Financial, Inc.	2,494	119
Onex Corp.	1,324	41

		160

Energy 1.0%
Addax Petroleum Corp.	982	44
Canadian Natural Resources Ltd.	4,604	391
Enbridge, Inc.	5,114	210
EnCana Corp.	8,005	646
Husky Energy, Inc.	2,539	114
Imperial Oil Ltd.	2,641	156
Nexen, Inc.	4,146	144
Petro-Canada	8,347	418
Suncor Energy, Inc.	2,525	285
Talisman Energy, Inc.	14,128	286
TransCanada Corp.	9,933	364

		3,058

Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., Class B	2,607	36
George Weston Ltd.	3,937	190
Loblaw Co., Ltd.	5,848	185
Metro, Inc., Class A	4,082	99
Shoppers Drug Mart Corp.	1,844	97
The Jean Coutu Group (PJC), Inc., Class A	8,229	77

		684

Insurance 0.6%
Fairfax Financial Holdings Ltd.	318	96
Great-West Lifeco, Inc.	2,620	81
ING Canada, Inc.	1,102	43
Manulife Financial Corp.	17,910	700
Power Corp. of Canada	11,037	387
Power Financial Corp.	4,785	177
Sun Life Financial, Inc.	10,370	501

		1,985

Materials 0.2%
Barrick Gold Corp.	4,809	185
Gerdau Ameristeel Corp.	2,651	41
Goldcorp, Inc.	3,954	140
NOVA Chemicals Corp.	2,136	54
Potash Corp. of Saskatchewan, Inc.	609	112
Teck Cominco Ltd., Class B	4,684	204

		736

Media 0.1%
Quebecor, Inc., Class B	3,957	113
Shaw Communications, Inc., Class B	3,846	80
Thomson Reuters Corp.	3,618	134

		327

Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	7,085	231
Brookfield Properties Corp.	3,589	72
RioCan Real Estate Investment Trust	1,996	42

		345

Retailing 0.0%
Canadian Tire Corp., Ltd., Class A	1,267	82
Sears Canada, Inc. *	1,724	39

		121

Software & Services 0.0%
CGI Group, Inc., Class A *	8,468	99

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	18,157	171
Nortel Networks Corp. *	14,304	122
Research In Motion Ltd. *	716	87

		380

Telecommunication Services 0.2%
BCE, Inc.	6,197	226
Manitoba Telecom Services, Inc.	975	39
Rogers Communications, Inc., Class B	3,492	155
Telus Corp.	2,378	109
Telus Corp. — Non Voting	1,838	82

		611

Transportation 0.2%
ACE Aviation Holdings, Inc., Class A *	4,225	81
Canadian National Railway Co.	5,538	290
Canadian Pacific Railway Ltd.	2,007	138

		509

Utilities 0.1%
ATCO Ltd., Class I	888	42
Canadian Utilities Ltd., Class A	2,434	107
TransAlta Corp.	2,895	98

		247

		13,949

Cayman Islands 0.1%

Semiconductors & Semiconductor Equipment 0.0%
Semiconductor Manufacturing International Corp. *	369,000	28

58 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Technology Hardware & Equipment 0.0%
Foxconn International Holdings Ltd. *	48,000	74

Telecommunication Services 0.1%
Hutchison Telecommunications International Ltd.	64,000	90

		192

Denmark 0.5%

Banks 0.2%
Danske Bank A/S	17,597	606

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	1,419	188
Danisco A/S	1,221	82
East Asiatic Co. Ltd. A/S	1,126	100

		370

Insurance 0.0%
Trygvesta A/S	475	40

Pharmaceuticals & Biotechnology 0.1%
Novo Nordisk A/S, Class B	3,738	256

Transportation 0.1%
AP Moller — Maersk A/S, Series A	15	156
AP Moller — Maersk A/S, Series B	15	155

		311

		1,583

Finland 1.1%

Capital Goods 0.1%
Kone Oyj, B Shares	1,790	70
Metso Corp. Oyj	2,157	92
Wartsila Corp. Oyj	1,907	130

		292

Diversified Financials 0.0%
Pohjola Bank plc	4,265	85

Energy 0.0%
Neste Oil Oyj	2,318	70

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	3,121	117

Insurance 0.1%
Sampo Oyj, Class A	8,828	248

Materials 0.4%
Kemira Oyj	5,551	80
M-real Oyj, B Shares	26,613	76
Outokumpu Oyj	3,008	142
Rautaruukki Oyj	2,031	96
Stora Enso Oyj, Class R	24,061	296
UPM-Kymmene Oyj	23,692	454

		1,144

Media 0.0%
SanomaWSOY Oyj	3,212	82

Technology Hardware & Equipment 0.4%
Nokia Oyj	37,740	1,135

Telecommunication Services 0.0%
Elisa Oyj	3,132	71

Utilities 0.1%
Fortum Oyj	5,636	238

		3,482

France 10.6%

Automobiles & Components 0.6%
Compagnie Generale des Etablissements Michelin, Class B	2,615	237
Faurecia *	798	40
PSA Peugeot Citroen	10,305	715
Renault S.A.	7,177	731
Societe Fonciere, Financiere et de Participations	356	39
Valeo S.A.	5,654	228

		1,990

Banks 1.7%
BNP Paribas	25,980	2,770
Credit Agricole S.A.	22,163	742
Natixis	9,505	159
Societe Generale	15,894	1,846

		5,517

Capital Goods 0.9%
Alstom	1,337	307
Compagnie de Saint-Gobain	11,177	889
Eiffage S.A.	1,090	100
Legrand S.A.	2,371	71
Nexans S.A.	738	97
Safran S.A.	4,308	90
Schneider Electric S.A.	4,123	502
Thales S.A.	1,426	93
Vallourec S.A.	630	171
Vinci S.A.	7,899	580
Wendel	446	61
Zodiac S.A.	850	45

		3,006

Consumer Durables & Apparel 0.3%
Christian Dior S.A.	1,427	163
Hermes International	1,207	162
LVMH Moet Hennessy Louis Vuitton S.A.	4,323	490
Thomson	18,475	117

		932

Consumer Services 0.2%
Accor S.A.	4,199	346
Sodexho Alliance S.A.	3,809	254

		600

Diversified Financials 0.0%
Eurazeo	615	79

Energy 1.6%
Esso S.A.F	197	50
Technip S.A.	1,712	158
Total S.A.	56,603	4,741

		4,949

Food & Staples Retailing 0.5%
Carrefour S.A.	18,074	1,268
Casino Guichard-Perrachon S.A.	1,211	152

See financial notes 59

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Rallye S.A.	1,593	120

		1,540

Food, Beverage & Tobacco 0.3%
Groupe Danone	6,062	534
Pernod Ricard S.A.	2,572	294

		828

Health Care Equipment & Services 0.0%
Essilor International S.A.	2,168	134

Household & Personal Products 0.1%
L’Oreal S.A.	3,029	358

Insurance 0.9%
Axa	66,290	2,449
CNP Assurances	1,659	197
Euler Hermes S.A.	759	88
SCOR SE	3,304	79

		2,813

Materials 0.4%
Air Liquide S.A.	2,915	437
Arkema *	1,434	82
Ciments Francais S.A.	432	83
Eramet	52	46
Imerys S.A.	948	82
Lafarge S.A.	3,583	643
Sequana Capital	1,589	41

		1,414

Media 0.6%
Eutelsat Communications	1,527	45
JC Decaux S.A.	1,780	51
Lagardere S.C.A.	3,741	267
M6 Metropole Television	1,873	43
PagesJaunes Groupe S.A.	6,962	138
Publicis Groupe	2,856	115
Societe Television Francaise 1	3,588	75
Vivendi	28,194	1,137

		1,871

Pharmaceuticals & Biotechnology 0.4%
Sanofi-Aventis	17,480	1,347

Real Estate 0.1%
Fonciere des Regions	283	43
Gecina S.A.	523	74
Klepierre	1,050	63
Unibail-Rodamco	667	171

		351

Retailing 0.1%
Prinault-Printemps-Redoute S.A.	2,914	377

Software & Services 0.1%
Atos Origin S.A. *	2,286	139
Cap Gemini S.A.	2,732	164

		303

Technology Hardware & Equipment 0.2%
Alcatel-Lucent	78,399	525

Telecommunication Services 0.6%
Bouygues S.A.	5,889	436
France Telecom S.A.	51,286	1,605

		2,041

Transportation 0.2%
Aeroports de Paris	770	91
Air France-KLM	7,872	243
Bollore	186	41
Societe des Autoroutes Paris-Rhin-Rhone	874	105

		480

Utilities 0.8%
Electricite de France	2,478	259
Gaz de France	2,540	167
Suez S.A.	21,756	1,533
Veolia Environnement	6,595	475

		2,434

		33,889

Germany 9.0%

Automobiles & Components 1.8%
Bayerische Motoren Werke AG	11,836	645
Continental AG	3,525	412
Daimler AG — Reg’d	38,550	2,998
Volkswagen AG	5,116	1,506

		5,561

Banks 0.3%
Commerzbank AG	19,422	696
Deutsche Postbank AG	867	75
Hypo Real Estate Holding AG	6,149	227
IKB Deutsche Industriebank AG *	6,400	44

		1,042

Capital Goods 0.8%
BayWa AG	700	46
Bilfinger Berger AG	1,000	85
GEA Group AG	2,500	92
Heidelberger Druckmaschinen AG	2,848	67
Hochtief AG	1,100	112
MAN AG	2,138	297
Rheinmetall AG	600	45
Siemens AG	15,544	1,819

		2,563

Consumer Durables & Apparel 0.1%
Adidas AG	2,505	159

Consumer Services 0.1%
TUI AG *	13,034	372

Diversified Financials 0.7%
Deutsche Bank AG — Reg’d	17,034	2,031
Deutsche Boerse AG	770	112

		2,143

Food & Staples Retailing 0.1%
Metro AG	5,075	401

Food, Beverage & Tobacco 0.1%
Suedzucker AG	6,584	150

Health Care Equipment & Services 0.1%
Celesio AG	3,323	142
Fresenius Medical Care AG & Co. KGaA	2,884	152
Fresenius SE	718	61

		355

60 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Household & Personal Products 0.1%
Beiersdorf AG	700	59
Henkel KGaA	2,023	82

		141

Insurance 1.3%
Allianz SE — Reg’d	13,181	2,678
AMB Generali Holding AG	200	37
Hannover Rueckversicherung AG — Reg’d	1,695	92
Muenchener Rueckversicherungs-Gesellschaft AG — Reg’d	6,512	1,255

		4,062

Materials 1.3%
Altana AG	3,616	75
BASF SE	11,341	1,612
Bayer AG	10,658	903
HeidelbergCement AG	431	72
K & S AG	300	124
Lanxess	2,477	96
Linde AG	1,968	287
Salzgitter AG	764	155
ThyssenKrupp AG	11,965	746
Wacker Chemie AG	200	49

		4,119

Pharmaceuticals & Biotechnology 0.0%
Merck KGaA	618	88

Retailing 0.0%
Arcandor AG *	4,668	87

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG *	33,007	306

Software & Services 0.1%
SAP AG	6,052	303

Telecommunication Services 0.6%
Deutsche Telekom AG — Reg’d	114,168	2,042

Transportation 0.3%
Deutsche Lufthansa AG — Reg’d	8,193	215
Deutsche Post AG — Reg’d	23,987	744
Fraport AG	834	60

		1,019

Utilities 1.1%
E.ON AG	12,935	2,624
RWE AG	8,888	1,022

		3,646

		28,559

Greece 0.4%

Banks 0.2%
Alpha Bank A.E.	6,150	210
EFG Eurobank Ergasias	5,032	155
National Bank of Greece S.A.	5,284	291
Piraeus Bank S.A.	2,935	100

		756

Consumer Services 0.1%
OPAP S.A.	4,693	183

Energy 0.0%
Hellenic Petroleum S.A.	4,313	65

Food, Beverage & Tobacco 0.0%
Coca-Cola Hellenic Bottling Co., S.A.	1,682	75

Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. (OTE)	7,671	227

Utilities 0.0%
Public Power Corp. S.A. (PPC)	2,093	88

		1,394

Hong Kong 1.8%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	75,500	195
Hang Seng Bank Ltd.	11,000	220
The Bank of East Asia Ltd.	16,500	94

		509

Capital Goods 0.3%
Citic Pacific Ltd.	20,000	94
Hutchison Whampoa Ltd.	79,000	772

		866

Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	4,500	92

Energy 0.1%
CNOOC Ltd.	106,100	188

Materials 0.0%
Fosun International *	64,500	52

Real Estate 0.6%
Cheung Kong (Holdings) Ltd.	25,500	398
Hang Lung Group Ltd.	18,000	97
Hang Lung Properties Ltd.	12,000	49
Henderson Investment Ltd.	1,436,000	166
Henderson Land Development Co., Ltd.	13,569	104
Hysan Development Co., Ltd.	25,000	73
New World Development Co., Ltd.	41,000	106
Sino Land Co., Ltd.	18,000	45
Sun Hung Kai Properties Ltd.	23,600	412
Swire Pacific Ltd., Class A	30,500	357
The Link REIT	19,000	46
The Wharf (Holdings) Ltd.	20,000	101
Wheelock & Co., Ltd.	24,000	75

		2,029

Retailing 0.0%
China Resources Enterprise Ltd.	12,000	44

Technology Hardware & Equipment 0.0%
Lenovo Group Ltd.	102,000	78

Telecommunication Services 0.3%
China Mobile Ltd.	38,500	662
China Netcom Group Corp., (Hong Kong) Ltd.	29,000	88
China Unicom Ltd.	49,800	108
PCCW Ltd.	80,000	52

		910

Transportation 0.1%
Cathay Pacific Airways Ltd.	51,800	107

See financial notes 61

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

China Merchants Holdings International Co., Ltd.	8,000	41
MTR Corp., Ltd.	22,000	79

		227

Utilities 0.2%
CLP Holdings Ltd.	42,500	337
Hong Kong & China Gas Co., Ltd.	43,900	128
Hongkong Electric Holdings Ltd.	35,500	223

		688

		5,683

Ireland 0.5%

Banks 0.3%
Allied Irish Banks plc	20,173	424
Anglo Irish Bank Corp. plc	9,106	127
Bank of Ireland	33,345	459

		1,010

Insurance 0.1%
Irish Life & Permanent plc	7,628	121

Materials 0.1%
CRH plc	8,035	307
Smurfit Kappa Group plc	7,407	93

		400

Transportation 0.0%
Ryanair Holdings plc *	19,038	87

		1,618

Italy 4.6%

Automobiles & Components 0.2%
Fiat S.p.A.	26,317	585

Banks 1.2%
Banca Carige S.p.A.	14,397	56
Banca Monte dei Paschi di Siena S.p.A.	34,970	119
Banca Popolare di Milano Scarl	8,791	108
Banco Popolare Societa Cooperativa *	16,733	330
Intesa Sanpaolo S.p.A.	211,159	1,570
UniCredit S.p.A.	152,734	1,151
Unione di Banche Italiane S.C.p.A.	13,347	351

		3,685

Capital Goods 0.1%
Finmeccanica S.p.A.	6,796	236
Pirelli & C. S.p.A. *	107,334	87

		323

Consumer Durables & Apparel 0.0%
Benetton Group S.p.A.	3,285	43
Luxottica Group S.p.A.	3,769	106

		149

Consumer Services 0.0%
Autogrill S.p.A.	3,929	60
Lottomatica S.p.A.	1,382	42

		102

Diversified Financials 0.1%
IFIL Investments S.p.A.	16,030	133
Mediobanca S.p.A.	7,757	161

		294

Energy 1.0%
Eni S.p.A.	76,838	2,957
ERG S.p.A.	5,805	127
Saipem S.p.A.	3,634	159
Saras S.p.A.	8,348	48

		3,291

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	14,314	49

Insurance 0.6%
Alleanza Assicurazioni S.p.A.	13,165	172
Assicurazioni Generali S.p.A.	28,627	1,265
Fondiaria — Sai S.p.A.	4,631	186
Mediolanum S.p.A.	7,132	43
Milano Assicurazioni S.p.A	6,211	41
Premafin Finanziaria S.p.A.	39,187	91
Societa Cattolica di Assicurazioni S.c.r.l.	1,740	93
Unipol Gruppo Finanziario S.p.A.	14,511	47

		1,938

Materials 0.1%
Buzzi Unicem S.p.A.	1,676	43
Italcementi S.p.A.	3,770	81
Italcementi S.p.A. — RNC	5,810	92

		216

Media 0.1%
Mediaset S.p.A.	23,937	218

Telecommunication Services 0.6%
Telecom Italia S.p.A. — RNC	281,474	458
Telecom Italia S.p.A.	624,454	1,306

		1,764

Transportation 0.0%
Atlantia S.p.A.	3,262	107

Utilities 0.6%
A2A S.p.A.	35,676	131
Edison S.p.A.	15,901	39
Enel S.p.A.	137,553	1,492
Hera S.p.A.	10,337	39
Snam Rete Gas S.p.A	16,384	104
Terna — Rete Elettrica Nationale S.p.A.	21,247	94

		1,899

		14,620

Japan 18.3%

Automobiles & Components 2.3%
Aisin Seiki Co., Ltd.	3,300	116
Bridgestone Corp.	20,400	375
Calsonic Kansei Corp.	12,000	52
Daihatsu Motor Co., Ltd.	8,000	96
Denso Corp.	8,900	310
Fuji Heavy Industries Ltd.	32,000	138
Honda Motor Co., Ltd.	39,600	1,264
Isuzu Motors Ltd.	30,000	145
Kanto Auto Works Ltd.	2,000	27
Mazda Motor Corp.	32,000	139

62 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Mitsubishi Motors Corp. *	104,000	164
NGK SPARK PLUG Co., Ltd.	4,000	54
Nissan Motors Co., Ltd.	91,400	815
Nok Corp.	2,900	57
Sumitomo Rubber Industries Ltd.	5,100	45
Suzuki Motor Corp.	9,300	236
Takata Corp.	1,000	22
The Yokohama Rubber Co., Ltd.	9,000	46
Toyoda Gosei Co., Ltd.	1,000	37
Toyota Auto Body Co., Ltd.	2,200	44
Toyota Boshoku Corp.	1,000	29
Toyota Industries Corp.	4,000	139
Toyota Motor Corp.	57,900	2,951
Yamaha Motor Co., Ltd.	4,900	95

		7,396

Banks 1.8%
Aozora Bank Ltd.	15,000	46
Chuo Mitsui Trust Holdings, Inc.	22,000	157
Hokuhoku Financial Group, Inc.	21,000	67
Mitsubishi UFJ Financial Group, Inc.	173,989	1,917
Mizuho Financial Group, Inc.	183	952
Mizuho Trust & Banking Co., Ltd.	19,000	31
Resona Holdings, Inc.	50	96
Sapporo Hokuyo Holdings, Inc.	4	32
Shinsei Bank Ltd.	13,000	57
Sumitomo Mitsui Financial Group, Inc.	154	1,325
The 77 Bank Ltd.	6,000	36
The Bank of Kyoto Ltd.	4,000	51
The Bank of Yokohama Ltd.	18,000	132
The Chiba Bank Ltd.	14,000	111
The Chugoku Bank Ltd.	4,000	60
The Gunma Bank Ltd.	6,000	48
The Hachijuni Bank Ltd.	8,000	53
The Hiroshima Bank Ltd.	7,000	39
The Iyo Bank Ltd.	5,000	57
The Joyo Bank Ltd.	15,000	86
The Shizuoka Bank Ltd.	9,000	111
The Sumitomo Trust & Banking Co., Ltd.	30,000	270

		5,734

Capital Goods 2.2%
Amada Co., Ltd.	4,000	34
Asahi Glass Co., Ltd.	23,000	275
Daikin Industries Ltd.	2,900	145
Fanuc Ltd.	1,400	148
Fuji Electric Holdings Co., Ltd.	19,000	75
Fujikura Ltd.	14,000	61
Hankyu Hanshin Holdings, Inc.	26,000	118
Hanwa Co., Ltd.	16,000	83
Hino Motors Ltd.	13,000	82
Hitachi Construction Machinery Co., Ltd.	2,100	66
Hitachi High-Technologies Corp.	2,600	52
IHI Corp.	40,000	86
ITOCHU Corp.	22,000	230
JFE Shoji Holdings, Inc.	5,000	39
JS Group Corp.	8,000	139
JTEKT Corp.	8,200	146
Kajima Corp.	40,000	135
Kanematsu Corp. *	47,000	73
Kawasaki Heavy Industries Ltd.	40,000	103
Kinden Corp.	4,000	38
Komatsu Ltd.	11,800	359
Kubota Corp.	14,000	98
Marubeni Corp.	35,000	279
Matsushita Electric Works Ltd.	6,000	66
Mitsubishi Corp.	19,600	631
Mitsubishi Electric Corp.	41,000	420
Mitsubishi Heavy Industries Ltd.	88,000	409
Mitsui & Co., Ltd.	23,000	540
Nagase & Co., Ltd.	3,000	32
NEC Leasing Ltd.	2,500	31
NGK Insulators Ltd.	3,000	58
Nippon Sheet Glass Co., Ltd.	10,000	46
Nippon Steel Trading Co., Ltd.	11,000	31
NSK Ltd.	8,000	67
NTN Corp.	6,000	46
Obayashi Corp.	25,000	121
Shimizu Corp.	24,000	114
SMC Corp.	700	82
Sojitz Corp.	96,000	370
Sumikin Bussan Corp.	10,000	38
Sumitomo Corp.	24,200	326
Sumitomo Electric Industries Ltd.	16,600	214
Sumitomo Heavy Industries Ltd.	7,000	59
Taisei Corp.	47,000	125
The Furukawa Electric Co., Ltd.	19,000	69
Tokyo Leasing Co., Ltd.	3,000	31
Toto Ltd.	6,000	51
Toyota Tsusho Corp.	6,300	135

		6,976

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	16,000	246
Secom Co., Ltd	2,400	113
Toppan Printing Co., Ltd.	20,000	223

		582

Consumer Durables & Apparel 1.3%
Casio Computer Co., Ltd.	5,100	76
Daito Trust Construction Co., Ltd.	1,400	65
Daiwa House Industry Co., Ltd.	17,000	192
HASEKO Corp.	44,500	65
Makita Corp.	1,800	62
Matsushita Electric Industrial Co., Ltd.	61,000	1,424
NAMCO BANDAI Holdings, Inc.	5,000	63
Nikon Corp.	3,000	87
Pioneer Corp.	6,700	66
Sankyo Co., Ltd.	1,000	60
Sanyo Electric Co., Ltd. *	71,000	177
Sega Sammy Holdings, Inc.	5,800	71
Sekisui Chemical Co., Ltd.	13,000	95
Sekisui House Ltd.	18,000	171
Sharp Corp.	20,000	337
Sony Corp.	23,200	1,070
Sumitomo Forestry Co., Ltd.	7,000	50
Victor Co. of Japan Ltd. *	21,000	51
Yamaha Corp.	3,000	59

		4,241

Consumer Services 0.0%
Benesse Corp.	1,300	57

See financial notes 63

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Oriental Land Co., Ltd.	800	48

		105

Diversified Financials 0.8%
Acom Co., Ltd.	3,010	93
Aiful Corp.	4,350	85
Century Leasing System, Inc.	4,500	37
Credit Saison Co., Ltd.	5,200	140
Daiwa Securities Group, Inc.	25,000	248
Fuyo General Lease Co., Ltd.	3,000	93
Hitachi Capital Corp.	4,600	68
IBJ Leasing Co., Ltd.	7,000	131
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,820	187
Mitsubishi UFJ NICOS Co., Ltd.	10,000	38
Nomura Holdings, Inc.	37,100	648
ORIX Corp.	2,090	378
Promise Co., Ltd.	4,950	157
Ricoh Leasing Co., Ltd.	2,000	40
Takefuji Corp.	2,750	65

		2,408

Energy 0.4%
Cosmo Oil Co., Ltd.	47,000	156
Idemitsu Kosan Co., Ltd.	2,000	171
INPEX Holdings, Inc.	11	123
Japan Petroleum Exploration Co., Ltd.	600	42
Nippon Mining Holdings, Inc.	37,500	233
Nippon Oil Corp.	64,000	441
Showa Shell Sekiyu K.K.	6,200	66
TonenGeneral Sekiyu K.K.	13,000	112

		1,344

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	30,300	444
Lawson, Inc.	1,800	78
Ryoshoku Ltd.	2,300	43
Seven & I Holdings Co., Ltd.	21,000	629
Uny Co., Ltd.	11,000	108

		1,302

Food, Beverage & Tobacco 0.4%
Ajinomoto Co., Inc.	11,000	111
Asahi Breweries Ltd.	9,900	194
Japan Tobacco, Inc.	74	360
Kirin Holdings Co., Ltd.	14,000	250
Meiji Dairies Corp.	9,000	55
Nippon Meat Packers, Inc.	9,000	116
Nisshin Seifun Group, Inc.	5,500	59
Nissin Food Products Co., Ltd.	1,600	56
Yamazaki Baking Co., Ltd.	4,000	43

		1,244

Health Care Equipment & Services 0.1%
Alfresa Holdings Corp.	1,400	99
Mediceo Paltac Holdings Co., Ltd.	6,600	112
Olympus Corp.	3,500	115
Suzuken Co., Ltd.	1,500	57
Terumo Corp.	1,000	49

		432

Household & Personal Products 0.1%
Kao Corp.	10,000	271
Shiseido Co., Ltd.	6,000	144

		415

Insurance 0.6%
Aioi Insurance Co., Ltd.	20,000	126
Millea Holdings, Inc.	13,000	551
Mitsui Sumitomo Insurance Group Holdings, Inc. *	12,500	498
NIPPONKOA Insurance Co., Ltd.	14,000	137
Nissay Dowa General Insurance Co., Ltd.	7,000	41
Sompo Japan Insurance, Inc.	27,000	301
T&D Holdings, Inc.	4,950	317

		1,971

Materials 1.5%
Asahi Kasei Corp.	30,000	171
Daicel Chemical Industries Ltd.	6,000	35
Daido Steel Co., Ltd	6,000	33
DIC Corp.	19,000	62
Hitachi Chemical Co., Ltd.	2,900	57
Hitachi Metals Ltd.	4,000	60
JFE Holdings, Inc.	11,400	626
JSR Corp.	2,200	50
Kaneka Corp.	6,000	41
Kobe Steel Ltd.	59,000	177
Kuraray Co., Ltd.	6,000	72
Mitsubishi Chemical Holdings Corp.	39,000	260
Mitsubishi Gas Chemical Co., Inc.	5,000	34
Mitsubishi Materials Corp.	24,000	114
Mitsubishi Rayon Co., Ltd.	9,000	29
Mitsui Chemicals, Inc.	24,000	147
Mitsui Mining & Smelting Co., Ltd.	21,000	72
Nippon Light Metal Co., Ltd.	27,000	41
Nippon Paper Group, Inc.	75	188
Nippon Steel Corp.	101,000	569
Nisshin Steel Co., Ltd.	15,000	56
Nitto Denko Corp.	1,600	66
Oji Paper Co., Ltd.	34,000	154
Shin-Etsu Chemical Co., Ltd.	4,900	303
Showa Denko K.K.	21,000	74
Sumitomo Chemical Co., Ltd.	29,000	188
Sumitomo Metal Industries Ltd.	54,000	227
Sumitomo Metal Mining Co., Ltd.	8,000	145
Taiheiyo Cement Corp.	37,000	85
Teijin Ltd.	26,000	101
Toray Industries, Inc.	23,000	144
Tosoh Corp.	19,000	73
Toyo Seikan Kaisha Ltd.	7,000	138
Ube Industries Ltd.	16,000	56

		4,648

Media 0.1%
Dentsu, Inc.	49	113
Fuji Television Network, Inc.	42	69
Hakuhodo Dy Holdings, Inc.	2,000	121
Nippon Television Network Corp.	440	61
Tokyo Broadcasting System, Inc.	1,000	27

		391

Pharmaceuticals & Biotechnology 0.5%
Astellas Pharma, Inc.	4,900	202
Chugai Pharmaceutical Co., Ltd.	4,400	62

64 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Daiichi Sankyo Co., Ltd.	7,700	212
Eisai Co., Ltd.	4,700	166
Kyowa Hakko Kogyo Co., Ltd.	6,000	54
Ono Pharmaceutical Co., Ltd.	1,500	80
Shionogi & Co., Ltd.	4,000	77
Taisho Pharmaceutical Co., Ltd.	5,000	95
Takeda Pharmaceutical Co., Ltd.	9,300	492

		1,440

Real Estate 0.3%
Leopalace21 Corp.	2,000	35
Mitsubishi Estate Co., Ltd.	9,000	262
Mitsui Fudosan Co., Ltd.	13,000	329
Sumitomo Realty & Development Co., Ltd.	9,500	238
Tokyu Land Corp.	8,000	60

		924

Retailing 0.2%
Canon Marketing Japan, Inc.	3,000	58
Fast Retailing Co., Ltd.	1,200	112
Isetan Mitsukoshi Holdings Ltd. *	11,520	121
Marui Group Co., Ltd.	10,600	105
Takashimaya Co., Ltd.	7,000	77
The Daiei, Inc. *	25,300	219
Yamada Denki Co., Ltd.	1,240	107

		799

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	1,700	47
Elpida Memory, Inc. *	1,800	66
NEC Electronics Corp. *	2,400	49
Rohm Co., Ltd.	2,600	182
Sumco Corp.	1,500	38
Tokyo Electron Ltd.	2,000	130

		512

Software & Services 0.2%
KONAMI Corp.	2,000	72
Nintendo Co., Ltd.	530	293
Nomura Research Institute Ltd.	1,300	29
NTT Data Corp.	23	95
Oracle Corp. Japan	1,000	45

		534

Technology Hardware & Equipment 1.9%
Alps Electric Co., Ltd.	5,600	52
Brother Industries Ltd.	11,000	143
Canon, Inc.	21,200	1,066
Citizen Holdings Co., Ltd.	6,100	52
FUJIFILM Holdings Corp.	10,700	414
Fujitsu Ltd.	61,000	390
Hitachi Ltd.	121,000	816
HOYA Corp.	5,700	159
Ibiden Co., Ltd.	1,100	48
Keyence Corp.	200	51
Konica Minolta Holdings, Inc.	8,500	128
Kyocera Corp.	4,100	379
Murata Manufacturing Co., Ltd.	3,900	207
NEC Corp.	93,000	443
Nidec Corp.	800	60
Nippon Electric Glass Co., Ltd.	3,000	47
Oki Electric Industry Co., Ltd. *	16,000	35
OMRON Corp.	7,100	149
Ricoh Co., Ltd.	18,000	312
Seiko Epson Corp.	6,400	172
Tdk Corp.	2,500	171
Toshiba Corp.	73,000	606
Yokogawa Electric Corp.	3,500	38

		5,938

Telecommunication Services 0.7%
KDDI Corp.	83	533
Nippon Telegraph & Telephone Corp.	237	1,021
NTT DoCoMo, Inc.	459	674
SOFTBANK Corp.	3,500	71

		2,299

Transportation 0.8%
All Nippon Airways Co., Ltd.	24,000	94
Central Japan Railway Co.	35	344
East Japan Railway Co.	64	511
Japan Airlines Corp. *	27,000	64
Kawasaki Kisen Kaisha Ltd.	10,000	102
Keihin Electric Express Railway Co., Ltd.	6,000	39
Keio Corp.	10,000	57
Kintetsu Corp.	28,000	97
Mitsui O.S.K. Lines Ltd.	14,000	193
Nagoya Railroad Co., Ltd.	17,000	55
Nippon Express Co., Ltd.	35,000	194
Nippon Yusen Kabushiki Kaisha	24,000	234
Odakyu Electric Railway Co., Ltd.	10,000	68
Seino Holdings Co., Ltd.	6,000	40
Tobu Railway Co., Ltd.	15,000	77
Tokyu Corp.	21,000	111
West Japan Railway Co.	49	212
Yamato Holdings Co., Ltd.	9,000	132

		2,624

Utilities 1.3%
Chubu Electric Power Co., Inc.	22,200	521
Electric Power Development Co., Ltd.	6,100	230
Hokkaido Electric Power Co., Inc.	5,800	122
Hokuriku Electric Power Co.	6,000	145
Kyushu Electric Power Co., Inc.	14,600	332
Osaka Gas Co., Ltd.	39,000	139
Shikoku Electric Power Co., Inc.	4,100	117
The Chugoku Electric Power Co., Inc.	11,400	251
The Kansai Electric Power Co., Inc.	25,500	609
The Tokyo Electric Power Co., Inc.	42,200	1,078
Toho Gas Co., Ltd.	12,000	58
Tohoku Electric Power Co., Inc.	15,700	357
Tokyo Gas Co., Ltd.	51,000	196

		4,155

		58,414

Luxembourg 0.3%

Materials 0.2%
ArcelorMittal N.V.	8,867	778

Media 0.1%
RTL Group	605	73

See financial notes 65

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

SES FDR	7,884	193

		266

		1,044

Netherlands 3.9%

Capital Goods 0.4%
European Aeronautic Defence & Space Co.	10,063	251
Hagemeyer N.V.	10,437	79
Koninklijke (Royal) Philips Electronics N.V.	22,761	856
Koninklijke BAM Groep N.V.	3,508	83

		1,269

Commercial Services & Supplies 0.1%
Corporate Express N.V.	7,037	80
Randstad Holding N.V.	1,981	84
Vedior N.V. CVA	3,615	100

		264

Consumer Durables & Apparel 0.0%
Hunter Douglas N.V.	886	56

Diversified Financials 1.6%
ING Groep N.V. CVA	132,757	5,029
SNS Reaal	3,997	84

		5,113

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	44,696	660

Food, Beverage & Tobacco 0.5%
CSM	2,443	88
Heineken Holding N.V.	2,513	129
Heineken N.V.	3,510	203
Nutreco Holding N.V.	1,070	78
Unilever N.V. CVA	29,427	982

		1,480

Insurance 0.3%
Aegon N.V.	70,481	1,123

Materials 0.2%
Akzo Nobel N.V.	5,420	458
Koninklijke DSM N.V.	6,523	350

		808

Media 0.1%
Wolters Kluwer N.V.	6,848	183

Real Estate 0.1%
Corio N.V.	1,312	122
Wereldhave N.V.	650	82

		204

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	4,697	133
STMicroelectronics N.V.	17,594	203

		336

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	34,834	636

Transportation 0.1%
TNT N.V.	7,710	298

		12,430

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	7,894	53

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	75,293	222

Utilities 0.0%
Contact Energy Ltd.	12,751	97

		372

Norway 0.9%

Banks 0.1%
DnB NOR A.S.A.	22,841	339

Capital Goods 0.1%
Orkla A.S.A.	17,074	225

Energy 0.3%
Aker A.S.A., Class A	727	40
Aker Solutions A.S.A.	3,200	81
StatoilHydro A.S.A.	21,664	779

		900

Insurance 0.0%
Storebrand A.S.A.	7,500	71

Materials 0.3%
Norsk Hydro A.S.A.	46,951	690
Norske Skogindustrier A.S.A. *	17,182	76
Yara International A.S.A.	1,400	102

		868

Telecommunication Services 0.1%
Telenor A.S.A. *	12,184	244

Utilities 0.0%
Hafslund A.S.A., B Shares *	4,218	92

		2,739

Portugal 0.4%

Banks 0.1%
Banco BPI S.A. — Reg’d	3,890	22
Banco Comercial Portugues S.A. — Reg’d	53,252	149
Banco Espirito Santo S.A. — Reg’d	5,076	97

		268

Energy 0.0%
Galp Energia SGPS S.A., B Shares *	1,748	42

Food & Staples Retailing 0.0%
Jeronimo Martins SGPS S.A.	5,189	41

Materials 0.0%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	7,034	62

Telecommunication Services 0.1%
Portugal Telecom SGPS S.A. — Reg’d	25,930	308

Transportation 0.1%
Brisa, Private Shares	6,689	95

66 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Utilities 0.1%
EDP — Energias de Portugal S.A.	48,710	307

		1,123

Singapore 0.6%

Banks 0.2%
DBS Group Holdings Ltd.	22,056	323
Oversea-Chinese Banking Corp., Ltd.	30,897	202
United Overseas Bank Ltd.	21,238	319

		844

Capital Goods 0.1%
Fraser & Neave Ltd.	27,000	96
Keppel Corp., Ltd.	12,000	92
SembCorp Industries Ltd.	14,000	43
Singapore Technologies Engineering Ltd.	17,000	40

		271

Media 0.0%
Singapore Press Holdings Ltd.	30,000	99

Real Estate 0.1%
Capitaland Ltd.	21,000	106
City Developments Ltd.	9,000	80

		186

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	85,486	244

Transportation 0.1%
Neptune Orient Lines Ltd.	53,146	126
Singapore Airlines Ltd.	18,270	215

		341

		1,985

Spain 3.3%

Banks 1.6%
Banco Bilbao Vizcaya Argentaria S.A.	71,800	1,647
Banco de Sabadell S.A.	15,821	157
Banco Espanol de Credito S.A.	4,224	78
Banco Popular Espanol S.A.	22,735	391
Banco Santander S.A.	125,775	2,720
Bankinter S.A.	3,886	59

		5,052

Capital Goods 0.2%
Acciona S.A.	156	44
ACS, Actividades de Construction y Servicios S.A.	3,578	210
Fomento de Construcciones y Contratas S.A. (FCC)	1,589	114
Grupo Ferrovial S.A.	1,593	129
Sacyr Vallehermoso S.A.	2,266	80

		577

Energy 0.4%
Compania Espanola de Petroleos S.A.	377	41
Repsol YPF S.A.	33,557	1,356

		1,397

Insurance 0.0%
Mapfre S.A.	14,284	72

Materials 0.0%
Acerinox S.A.	4,386	118

Media 0.0%
Gestevision Telecinco S.A.	1,474	31

Retailing 0.1%
Industria de Diseno Textil S.A.	3,023	164

Telecommunication Services 0.6%
Telefonica S.A.	68,160	1,959

Transportation 0.1%
Abertis Infraestructuras S.A.	4,477	148
Iberia Lineas Aereas de Espana S.A.	21,324	84

		232

Utilities 0.3%
Enagas	1,718	52
Gas Natural SDG S.A.	2,335	136
Iberdrola S.A.	46,486	678
Union Fenosa S.A.	1,584	105

		971

		10,573

Sweden 2.3%

Banks 0.5%
Nordea Bank AB	48,135	792
Skandinaviska Enskilda Banken AB, A Shares	13,470	324
Svenska Handelsbanken AB, A Shares	12,473	343
Swedbank AB, A Shares	8,842	222

		1,681

Capital Goods 0.6%
AB SKF, B Shares	8,744	159
Assa Abloy AB, B Shares	6,335	98
Atlas Copco AB, A Shares	5,332	85
Atlas Copco AB, B Shares	5,200	77
NCC AB, B Shares	3,597	69
Sandvik AB	16,029	244
Scania AB, A Shares	3,879	88
Scania AB, B Shares	7,250	148
Skanska AB, B Shares	14,917	245
Trelleborg AB, B Shares	4,199	80
Volvo AB, A Shares	14,003	209
Volvo AB, B Shares	33,550	507

		2,009

Commercial Services & Supplies 0.1%
Securitas AB, B Shares	10,800	138

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	17,747	269
Husqvarna AB, B Shares	6,700	69

		338

Diversified Financials 0.3%
Industrivarden AB, A Shares	7,700	132

See financial notes 67

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Industrivarden AB, C Shares	5,239	82
Investor AB, B Shares	21,910	517
Kinnevik Investment AB, B Shares	4,268	91
L E Lundbergforetagen AB, B Shares	1,429	85

		907

Materials 0.2%
Boliden AB	7,650	83
Holmen AB, B Shares	3,000	96
SSAB Svenskt Stal AB, A Shares	2,100	69
SSAB Svenskt Stal AB, B Shares	3,000	89
Svenska Cellulosa AB (SCA), B Shares	24,100	403

		740

Retailing 0.1%
Hennes & Mauritz AB, B Shares	3,019	178

Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares	293,911	742

Telecommunication Services 0.2%
Tele2 AB, B Shares	8,400	186
TeliaSonera AB	47,466	422

		608

Transportation 0.0%
SAS AB *	4,533	36

		7,377

Switzerland 4.5%

Capital Goods 0.1%
ABB Ltd. — Reg’d	13,606	415
Schindler Holding AG — Reg’d	606	48

		463

Commercial Services & Supplies 0.1%
Adecco S.A. — Reg’d	3,448	205
SGS S.A. — Reg’d	42	59

		264

Consumer Durables & Apparel 0.1%
Compagnie Financiere Richemont S.A., Series A	3,071	185
Swatch Group AG	304	81
Swatch Group AG — Reg’d	1,159	59

		325

Diversified Financials 1.4%
Credit Suisse Group — Reg’d	30,078	1,675
Julius Baer Holding AG — Reg’d	1,747	128
Pargesa Holding S.A.	1,195	137
UBS AG — Reg’d	72,399	2,396

		4,336

Energy 0.0%
Petroplus Holdings AG *	1,381	86

Food, Beverage & Tobacco 0.7%
Nestle S.A. — Reg’d	4,856	2,318

Insurance 0.8%
Baloise Holding AG — Reg’d	1,413	154
Helvetia Holding AG	111	46
Swiss Life Holding — Reg’d *	1,679	499
Swiss Re — Reg’d	9,529	788
Zurich Financial Services AG — Reg’d	3,478	1,054

		2,541

Materials 0.3%
Ciba Holding AG	2,850	94
Clariant AG — Reg’d *	14,283	156
Givaudan S.A. — Reg’d	70	71
Holcim Ltd. — Reg’d	3,408	332
Syngenta AG — Reg’d	609	181

		834

Pharmaceuticals & Biotechnology 1.0%
Novartis AG — Reg’d	35,053	1,767
Roche Holding AG	7,371	1,220
Roche Holding AG – Bearer Shares	222	41

		3,028

Telecommunication Services 0.0%
Swisscom AG — Reg’d	438	155

Transportation 0.0%
Kuehne & Nagel International AG — Reg’d	963	103

Utilities 0.0%
BKW FMB Energie AG	327	40

		14,493

United Kingdom 21.2%

Automobiles & Components 0.0%
GKN plc	24,576	138

Banks 4.8%
Alliance & Leicester plc	21,227	217
Barclays plc	227,780	2,060
Bradford & Bingley plc	29,555	95
HBOS plc	174,200	1,608
HSBC Holdings plc	342,330	5,944
Lloyds TSB Group plc	219,204	1,869
Northern Rock plc (a)	4,722	—
Royal Bank of Scotland Group plc	430,186	2,912
Standard Chartered plc	18,713	661

		15,366

Capital Goods 0.6%
AMEC plc	5,654	89
BAE Systems plc	50,620	467
Balfour Beatty plc	8,749	76
Bunzl plc	6,706	98
IMI plc	9,623	86
Rolls-Royce Group plc *	26,467	229
Rolls-Royce Group plc, Class B *	1,204,761	2
Smiths Group plc	11,087	212
Tomkins plc	39,315	142
Travis Perkins plc	4,014	77
Wolseley plc	34,014	340

		1,818

Commercial Services & Supplies 0.1%
Experian Group Ltd.	10,245	77
G4S plc	18,846	85
Hays plc	33,584	75

68 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Rentokil Initial plc	67,811	129

		366

Consumer Durables & Apparel 0.1%
Barratt Developments plc	18,899	103
Bellway plc	4,836	67
Persimmon plc	13,108	150
Taylor Wimpey plc	40,452	103

		423

Consumer Services 0.9%
Carnival plc	15,964	624
Compass Group plc	51,821	349
Enterprise Inns plc	12,977	98
InterContinental Hotels Group plc	17,759	285
Ladbrokes plc	108,442	701
Mitchells & Butlers plc	31,147	185
Punch Taverns plc	7,652	78
Rank Group plc	52,750	93
Tui Travel plc	21,998	103
Whitbread plc	6,138	147
William Hill plc	20,202	154

		2,817

Diversified Financials 0.3%
3i Group plc	13,495	230
Close Brothers Group plc	3,413	47
ICAP plc	5,737	66
Investec plc	12,067	85
Man Group plc	14,785	169
Provident Financial plc	7,638	135
Schroders plc	3,238	67
Schroders plc — Non Voting	3,321	62

		861

Energy 4.4%
BG Group plc	19,872	485
BP plc	572,646	6,939
Royal Dutch Shell plc, Class A	92,205	3,706
Royal Dutch Shell plc, Class B	71,016	2,830

		13,960

Food & Staples Retailing 0.7%
J Sainsbury plc	67,840	515
Tesco plc	161,919	1,371
William Morrison Supermarkets plc	45,573	258

		2,144

Food, Beverage & Tobacco 1.2%
Associated British Foods plc	12,415	217
British American Tobacco plc	21,111	792
Cadbury Schweppes plc	36,858	423
Diageo plc	42,341	864
Imperial Tobacco Group plc	9,283	444
SABMiller plc	11,289	260
Tate & Lyle plc	12,237	128
Unilever plc	24,852	834

		3,962

Health Care Equipment & Services 0.0%
Smith & Nephew plc	7,149	92

Household & Personal Products 0.1%
Reckitt Benckiser Group plc	5,499	320

Insurance 1.4%
Aviva plc	112,807	1,401
Friends Provident plc	91,862	216
Legal & General Group plc	249,907	626
Old Mutual plc	106,873	270
Prudential plc	71,621	973
Resolution plc	11,782	169
Royal & Sun Alliance Insurance Group plc	93,201	247
Standard Life plc	81,354	402

		4,304

Materials 0.9%
Anglo American plc	9,753	630
Antofagasta plc	6,053	96
BHP Billiton plc	14,031	501
Johnson Matthey plc	3,758	149
Kazakhmys plc	4,113	128
Lonmin plc	1,870	114
Mondi plc	16,154	128
Rexam plc	16,904	150
Rio Tinto plc	5,508	642
Vedanta Resources plc	1,995	88
Xstrata plc	4,203	327

		2,953

Media 0.6%
Aegis Group plc	48,503	120
British Sky Broadcasting Group plc	13,537	146
Daily Mail & General Trust plc	7,587	63
ITV plc	116,077	151
Pearson plc	23,287	303
Reed Elsevier plc	5,903	75
Thomson Reuters plc	2,660	82
Trinity Mirror plc	11,998	64
United Business Media plc	12,402	141
WPP Group plc	43,549	531
Yell Group plc	28,100	92

		1,768

Pharmaceuticals & Biotechnology 1.3%
AstraZeneca plc	32,009	1,343
GlaxoSmithKline plc	114,626	2,535
Shire plc	6,028	111

		3,989

Real Estate 0.3%
British Land Co. plc	16,297	270
Hammerson plc	5,767	115
Land Securities Group plc	13,763	419
Liberty International plc	5,424	105
Segro plc	12,158	111

		1,020

Retailing 0.5%
DSG International plc	171,491	221
Home Retail Group plc	35,062	183
Inchcape plc	12,178	103
Kesa Electricals plc	23,615	96
Kingfisher plc	218,049	570
Marks & Spencer Group plc	39,821	299
Next plc	4,860	110
Signet Group plc	71,456	97

See financial notes 69

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

The Carphone Warehouse Group plc	12,864	69

		1,748

Software & Services 0.1%
LogicaCMG plc	49,133	111
The Sage Group plc	23,326	91

		202

Technology Hardware & Equipment 0.0%
Electrocomponents plc	24,968	92

Telecommunication Services 1.8%
BT Group plc	285,230	1,255
Cable & Wireless	67,135	198
Vodafone Group plc	1,363,083	4,314

		5,767

Transportation 0.1%
Arriva plc	5,853	81
British Airways plc *	30,501	136
EasyJet plc *	10,908	67
FirstGroup plc	8,526	96
National Express Group plc	4,036	74

		454

Utilities 1.0%
British Energy Group plc	22,184	331
Centrica plc	81,892	476
Drax Group plc	8,627	103
International Power plc	15,475	134
National Grid plc	59,427	828
Pennon Group plc	9,617	121
Scottish & Southern Energy plc	15,560	429
Severn Trent plc	7,910	228
United Utilities plc	26,877	381

		3,031

		67,595

United States 0.0%

Health Care Equipment & Services 0.0%
Synthes, Inc.	298	41

Total Common Stock (Cost $310,526)		302,809

Other Investment Company 3.7% of net assets

United States 3.7%
iShares MSCI EAFE Index Fund	155,500	11,788

Total Other Investment Company (Cost $11,689)		11,788

Preferred Stock 0.6% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Porsche Automobil Holding SE	2,379	436
Volkswagen AG	3,291	541

		977

Health Care Equipment & Services 0.0%
Fresenius SE	1,516	125

Household & Personal Products 0.1%
Henkel KGaA	4,694	199

Media 0.0%
ProSiebenSat.1 Media AG	1,900	29

		1,330

Italy 0.1%

Diversified Financials 0.1%
Istituto Finanziario Industriale S.p.A. *	6,644	174

Insurance 0.0%
Unipol Gruppo Finanziario S.p.A.	53,859	157

		331

Switzerland 0.1%

Capital Goods 0.1%
Schindler Holding AG	1,059	85

Total Preferred Stock (Cost $1,623)		1,746

Rights 0.0% of net assets

Australia 0.0%
Wesfarmers Ltd. (a) *	1,146	—

Austria 0.0%
Vienna Insurance Group (a) *	544	—

Italy 0.0%
Banca Monte dei Paschi di Siena S.p.A. *	34,970	25

Switzerland 0.0%
UBS AG *	72,399	121

Total Rights (Cost $40)		146

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.6% of net assets

Commercial Paper & Other Obligations 0.6%
Citibank, London Time Deposit
2.09%, 05/01/08	1,907	1,907

Total Short-Term Investment (Cost $1,907)		1,907

End of Investments.

70 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

(All dollar amounts are x 1,000)

At 04/30/08, the tax basis cost of the fund’s investments was $327,882 and the unrealized appreciation and depreciation were $11,302 and ($20,788), respectively, with a net unrealized depreciation of ($9,486.)

At 04/30/08, the prices of certain foreign securities held by the fund aggregating $284,619, were adjusted from their closing market prices following the guidelines by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by Management.
CVA — Dutch Certificate
FDR — Fiduciary Depositary Receipt

See financial notes 71

 Schwab Fundamental International Large Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $325,785)		$318,396
Foreign currency, at value (cost $3)		3
Receivables:
Investments sold		510
Fund shares sold		710
Dividends (net of $128 foreign withholding tax)		1,508
Foreign tax reclaims	+	154

Total assets		321,281

Liabilities
Payables:
Investments bought		1,757
Investment adviser and administrator fees		4
Transfer agent and shareholder services fees		1
Fund shares redeemed		606
Accrued expenses	+	123

Total liabilities		2,491

Net Assets
Total assets		321,281
Total liabilities	−	2,491

Net assets		$318,790
Net Assets by Source
Capital received from investors		328,209
Net investment income not yet distributed		3,069
Net realized capital losses		(5,090)
Net unrealized capital losses		(7,398)

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$32,919		3,270		$10.07
Select Shares	$39,351		3,905		$10.08
Institutional Shares	$246,520		24,440		$10.09

72 See financial notes

 Schwab Fundamental International Large Company Index Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $423)		$4,100
Interest	+	28

Total investment income		4,128

Net Realized Gains and Losses
Net realized losses on investments		(4,982)
Net realized losses on foreign currency transactions	+	(66)

Net realized losses		(5,048)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(23,306)
Net unrealized losses on foreign currency translations	+	(12)

Net unrealized losses		(23,318)

Expenses
Investment adviser and administrator fees		382
Transfer agent and shareholder service fees:
Investor Shares		35
Select Shares		18
Institutional Shares		96
Custodian fees		258
FTSE RAFI Index fee		87
Portfolio accounting fees		31
Registration fees		28
Professional fees		19
Interest expense		7
Trustees’ fees		3
Shareholder reports		3
Other expenses	+	1

Total expenses		968
Expense reduction by adviser and Schwab	−	465

Net expenses		503

Increase (Decrease) in Net Assets from Operations
Total investment income		4,128
Net expenses	−	503

Net investment income		3,625
Net realized losses		(5,048)
Net unrealized losses	+	(23,318)

Decrease in net assets from operations		($24,741)

See financial notes 73

 Schwab Fundamental International Large Company Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods; unaudited. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-04/30/08	4/2/07*-10/31/07
Net investment income		$3,625	$1,621
Net realized gains (losses)		(5,048)	488
Net unrealized gains (losses)	+	(23,318)	15,920

Increase (Decrease) in net assets from operations		(24,741)	18,029

Distributions to Shareholders
Distributions from net investment income
Investor Shares		212	—
Institutional Shares		1,625	—
Select Shares	+	306	—

Total distributions from net investment income		2,143	–

Distributions from net realized gains
Investor Shares		63	—
Institutional Shares		418	—
Select Shares	+	83	—

Total distributions from net realized gains		564	–

Total distributions		$2,707	$–

Transactions in Fund Shares

		11/1/07-04/30/08		4/2/07*-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		1,515	$15,176	2,885	$30,188
Select Shares		1,614	16,193	3,999	41,830
Institutional Shares	+	13,002	131,135	15,243	160,306

Total shares sold		16,131	$162,504	22,127	$232,324

Shares Reinvested
Investor Shares		22	$239	—	$—
Select Shares		31	330	—	—
Institutional Shares	+	147	1,572	—	—

Total shares reinvested		200	2,141	—	$—

Shares Redeemed
Investor Shares		(655)	($6,529)	(497)	($5,264)
Select Shares		(969)	(9,614)	(770)	(8,042)
Institutional Shares	+	(3,238)	(31,781)	(714)	(7,530)

Total shares redeemed		(4,862)	(47,924)	(1,981)	(20,836)

Net transactions in fund shares		11,469	$116,721	20,146	$211,488

Shares Outstanding and Net Assets
		11/1/07-04/30/08		4/2/07*-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,146	$229,517	—	$—
Total increase	+	11,469	89,273	20,146	229,517

End of period		31,615	$318,790	20,146	$229,517

Net investment income not yet distributed			$3,069		$1,587

*	Commencement of operations.

74 See financial notes

Schwab Fundamental International Small-Mid
Company Index Fund

Financial Statements

Financial Highlights

	1/31/08[1]–
Investor Shares	4/30/08*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08
Net realized and unrealized gains (losses)	0.43

Total from investment operations	0.51

Net asset value at end of period	10.51

Total return (%)	5.10	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.83	[3,4]
Gross operating expenses	5.46	[3]
Net investment income (loss)	4.10	[3]
Portfolio turnover rate	57	[2]
Net assets, end of period ($ x 1,000,000)	4

	1/31/08[1]–
Select Shares	4/30/08*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07
Net realized and unrealized gains (losses)	0.45

Total from investment operations	0.52

Net asset value at end of period	10.52

Total return (%)	5.20	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.68	[3,5]
Gross operating expenses	5.24	[3]
Net investment income (loss)	4.55	[3]
Portfolio turnover rate	57	[2]
Net assets, end of period ($ x 1,000,000)	4
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.79% for the period end, if interest expenses had not been included.
5 The ratio of net operating expenses would have been 0.64% for the period end, if interest expenses had not been included.

See financial notes 75

 Schwab Fundamental International Small-Mid Company Index Fund

Financial Highlights continued

	1/31/08[1]–
Institutional Shares	4/30/08*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09
Net realized and unrealized gains (losses)	0.43

Total from investment operations	0.52

Net asset value at end of period	10.52

Total return (%)	5.20	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.58	[3,4]
Gross operating expenses	5.34	[3]
Net investment income (loss)	3.94	[3]
Portfolio turnover rate	57	[2]
Net assets, end of period ($ x 1,000,000)	16
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.55% for the period end, if interest expenses had not been included.

76 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

	98.0%	Common Stock	22,987	23,919
	1.7%	Other Investment Companies	403	404
	0.4%	Preferred Stock	82	92
	—%	Rights	1	—
	3.2%	Short-Term Investments	794	794

	103.3%	Total Investments	24,267	25,209
(3	.3)%	Other Assets and Liabilities		(806)

	100.0%	Net Assets		24,403

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.0% of net assets

Australia 6.9%

Banks 0.3%
Bank of Queensland Ltd.	1,851	28
Bendigo Bank Ltd.	2,650	31

		59

Capital Goods 0.4%
Alesco Corp., Ltd.	1,456	12
Crane Group Ltd.	1,466	20
CSR Ltd.	7,053	21
GWA International Ltd.	5,212	14
Hills Industries Ltd.	2,691	11
United Group Ltd.	1,837	25

		103

Commercial Services & Supplies 0.3%
Corporate Express Australia Ltd.	1,030	5
Downer EDI Ltd.	4,860	34
Spotless Group Ltd.	5,506	16
Transfield Services Ltd.	1,443	17
Transpacific Industries Group Ltd.	1,303	11

		83

Consumer Durables & Apparel 0.1%
Billabong International Ltd.	1,718	19

Consumer Services 0.2%
A.B.C. Learning Centres Ltd.	9,730	12
Aristocrat Leisure Ltd.	2,909	21
Flight Centre Ltd.	748	15

		48

Diversified Financials 0.6%
Allco Finance Group Ltd. *	27,001	27
ASX Ltd.	1,212	41
Babcock & Brown Ltd.	1,279	17
Challenger Financial Services Group Ltd.	9,292	18
City Pacific Ltd.	4,807	4
Macquarie Capital Alliance Group	4,205	9
Perpetual Ltd.	556	29

		145

Energy 0.4%
Centennial Coal Co., Ltd.	3,575	15
Oil Search Ltd.	7,705	35
Paladin Energy Ltd. *	1,786	7
WorleyParsons Ltd.	841	31

		88

Food & Staples Retailing 0.3%
ABB Grain Ltd.	2,304	22
AWB Ltd.	17,857	55

		77

Food, Beverage & Tobacco 0.3%
Futuris Corp., Ltd.	13,861	28
Goodman Fielder Ltd.	21,960	37

		65

Health Care Equipment & Services 0.6%
Ansell Ltd.	1,560	17
Australian Pharmaceutical Industries Ltd. *	6,849	8
Cochlear Ltd.	323	17
Healthscope Ltd.	2,639	14
Primary Health Care Ltd.	2,317	14
Ramsay Health Care Ltd.	1,544	17
Sigma Pharmaceuticals Ltd.	16,887	19
Sonic Healthcare Ltd.	2,944	42

		148

Materials 1.2%
Adelaide Brighton Ltd.	1,929	6
Dyno Nobel Ltd.	20,407	56
Great Southern Ltd.	8,638	13
Gunns Ltd.	5,499	15
Iluka Resources Ltd.	5,591	21
Incitec Pivot Ltd.	154	24
Minara Resources Ltd.	2,067	11
Newcrest Mining Ltd.	702	19
OneSteel Ltd.	7,244	44
Oxiana Ltd.	4,881	15
Sims Group Ltd.	2,162	68

		292

Media 0.4%
APN News & Media Ltd.	2,267	9
Austereo Group Ltd.	3,329	5
Macquarie Communications Infrastructure Group	6,777	29
Macquarie Media Group Ltd.	4,045	14
Seven Network Ltd.	1,821	16

See financial notes 77

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Ten Network Holdings Ltd.	4,826	10
West Australian Newspapers Holdings Ltd.	684	6

		89

Real Estate 1.1%
Abacus Property Group	8,863	11
Australand Property Group	7,994	12
Bunnings Warehouse Property Trust	5,355	10
Centro Properties Group *	49,589	22
Commonwealth Property Office Fund	36,467	48
FKP Property Group	3,743	13
ING Industrial Fund	20,537	40
ING Office Fund	28,002	37
Macquarie CountryWide Trust	35,758	47
Macquarie DDR Trust	30,004	16
Valad Property Group	16,950	15

		271

Retailing 0.2%
David Jones Ltd.	5,465	18
Harvey Norman Holdings Ltd.	5,669	19
Pacific Brands Ltd.	11,179	21

		58

Software & Services 0.1%
Computershare Ltd.	3,169	27

Utilities 0.4%
APA Group	7,002	22
Babcock & Brown Infrastructure Group	37,688	41
Babcock & Brown Wind Partners	8,721	13
Envestra Ltd.	15,873	13
SP Ausnet	12,045	14

		103

		1,675

Austria 0.7%

Automobiles & Components 0.0%
Semperit AG Holding	195	8

Capital Goods 0.1%
A-TEC Industries AG	60	5
Andritz AG	296	18
Palfinger AG	109	4
Zumtobel AG	142	4

		31

Food, Beverage & Tobacco 0.0%
Agrana Beteiligungs AG	73	8

Materials 0.2%
Lenzing AG	14	7
Mayr-Melnhof Karton AG	155	16
RHI AG *	372	16

		39

Real Estate 0.2%
CA Immobilien Anlagen AG *	587	14
Meinl European Land Ltd. *	2,989	39

		53

Transportation 0.2%
Austrian Airlines AG *	2,114	12
Flughafen Wien AG *	118	15
Oesterreichische Post AG *	379	17

		44

		183

Belgium 1.2%

Capital Goods 0.2%
Bekaert N.V. *	260	39
Compagnie d’ Enterprises CFE	122	13

		52

Diversified Financials 0.3%
Ackermans & van Haaren N.V.	185	19
Brederode S.A.	327	13
Compagnie du Bois Sauvage	20	11
GIMV N.V.	169	13
RHJ International *	1,773	23

		79

Energy 0.1%
Euronav S.A. *	321	13
Exmar N.V. *	209	6

		19

Health Care Equipment & Services 0.0%
Omega Pharma S.A.	237	10

Materials 0.1%
Recticel S.A.	455	6
Tessenderlo Chemie N.V.	628	30

		36

Real Estate 0.2%
Befimmo S.C.A.	268	32
Cofinimmo	126	27

		59

Technology Hardware & Equipment 0.1%
Barco N.V.	175	12

Telecommunication Services 0.1%
Telenet Group Holding N.V. *	934	22

Transportation 0.1%
Compagnie Maritime Belge S.A.	191	13

		302

Bermuda 1.9%

Automobiles & Components 0.0%
Brilliance China Automotive Holdings Ltd. *	50,000	9

Capital Goods 0.2%
Chevalier International Holdings Ltd.	4,000	3
Johnson Electric Holdings Ltd.	35,000	16
NWS Holdings Ltd.	5,000	14
PYI Corp.	24,000	6

		39

78 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Consumer Durables & Apparel 0.1%
Hutchison Harbour Ring Ltd. *	42,000	4
IDT International Ltd.	238,000	9
Texwinca Holdings Ltd.	11,000	8

		21

Consumer Services 0.2%
Cafe De Coral Holdings Ltd.	4,000	8
Mandarin Oriental International Ltd.	2,000	5
Regal Hotels International Holdings Ltd.	92,000	5
Shangri-La Asia Ltd.	7,000	19

		37

Diversified Financials 0.1%
First Pacific Co.	23,000	17
Macquarie International Infrastructure Fund Ltd.	22,000	14

		31

Energy 0.2%
CNPC Hong Kong Ltd.	20,000	9
Golar LNG Ltd.	330	7
Seadrill Ltd.	969	29
Sinopec Kantons Holdings Ltd.	16,000	3

		48

Food, Beverage & Tobacco 0.1%
China Foods Ltd. *	17,000	10
People’s Food Holdings Ltd.	9,000	7

		17

Insurance 0.2%
Catlin Group Ltd.	4,211	33
Hiscox Ltd.	4,963	25

		58

Materials 0.2%
Aquarius Platinum Ltd.	735	11
China Oriental Group Co., Ltd.	28,000	22
Nine Dragons Paper Holdings Ltd.	6,000	6
Sinofert Holdings Ltd.	6,000	5

		44

Media 0.0%
SCMP Group	20,000	7

Real Estate 0.1%
K Wah International Holdings Ltd.	8,000	3
Pacific Century Premium Developments Ltd. *	15,000	6
Sinolink Worldwide Holdings Ltd.	62,000	11

		20

Retailing 0.2%
Chow Sang Sang Holdings international Ltd.	6,000	8
Giordano International Ltd.	36,000	16
Gome Electrical Appliances Holdings Ltd.	7,000	16

		40

Software & Services 0.0%
DMX Technologies Group Ltd.	49,000	9

Technology Hardware & Equipment 0.1%
TPV Technology Ltd.	50,000	35

Transportation 0.1%
Pacific Basin Shipping Ltd.	11,000	20
Road King Infrastructure Ltd.	4,000	5

		25

Utilities 0.1%
Enerchina Holdings Ltd. *	465,000	18

		458

Canada 6.3%

Automobiles & Components 0.1%
Linamar Corp.	1,394	20
Martinrea International, Inc. *	1,048	7

		27

Banks 0.1%
Laurentian Bank of Canada	483	20

Capital Goods 0.4%
CAE, Inc.	1,349	16
Russel Metals, Inc.	1,042	30
SNC-Lavalin Group, Inc.	747	37
Toromont Industries Ltd.	628	19

		102

Commercial Services & Supplies 0.1%
Transcontinental, Inc., Class A	1,681	32

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	902	27
Gildan Activewear, Inc., Class A *	523	14

		41

Diversified Financials 0.2%
AGF Management Ltd., Class B	1,001	24
Dundee Corp., Class A *	972	14
DundeeWealth, Inc.	382	5
TSX Group, Inc.	292	12

		55

Energy 0.7%
Cameco Corp.	972	34
CHC Helicopter Corp., Class A	548	17
Compton Petroleum Corp. *	1,203	14
Duvernay Oil Corp. *	251	12
Ensign Energy Services, Inc. *	1,367	29
Flint Energy Services Ltd. *	699	16
Highpine Oil & Gas Ltd. *	938	10
OPTI Canada, Inc. *	671	14
Paramount Resources Ltd., Class A *	310	5
Savanna Energy Services Corp.	566	12
ShawCor Ltd.	465	14

		177

Food, Beverage & Tobacco 0.6%
Cott Corp. *	9,225	27
Maple Leaf Foods, Inc.	3,162	37
Rothmans, Inc.	1,215	30
Saputo, Inc.	903	24
Viterra, Inc. *	1,880	26

		144

See financial notes 79

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Insurance 0.3%
Industrial Alliance Insurance & Financial Services, Inc. *	1,058	41
Kingsway Financial Services, Inc.	1,440	20
Northbridge Financial Corp.	170	6

		67

Materials 1.5%
Agnico-Eagle Mines Ltd.	265	17
Agrium, Inc.	583	46
Canfor Corp. *	2,983	24
Cascades, Inc.	2,928	22
Catalyst Paper Corp. *	16,278	16
CCL Industries, Inc., Class B	522	16
Centerra Gold, Inc. *	755	6
First Quantum Minerals Ltd.	189	17
Harry Winston Diamond Corp.	655	19
HudBay Minerals, Inc. *	943	18
IAMGOLD Corp.	2,056	12
Inmet Mining Corp. *	207	17
Kinross Gold Corp.	1,004	19
Lundin Mining Corp. *	2,791	19
Methanex Corp.	1,449	34
Sherritt International Corp.	1,417	20
Sino-Forest Corp. *	761	11
West Fraser Timber Co., Ltd.	895	31
Yamana Gold, Inc. *	671	9

		373

Media 0.2%
Astral Media, Inc., Class A	517	17
Corus Entertainment, Inc., Class B	304	6
Torstar Corp., Class B	1,624	25

		48

Pharmaceuticals & Biotechnology 0.2%
Biovail Corp.	2,393	27
MDS, Inc. *	1,520	30

		57

Real Estate 0.8%
Boardwalk Real Estate Investment Trust	307	12
Calloway Real Estate Investment Trust	1,107	23
Canadian Apartment Properties Real Estate Investment Trust	787	13
Canadian Real Estate Investment Trust	747	21
Chartwell Seniors Housing Real Estate Investment Trust	1,337	13
Cominar Real Estate Investment Trust	651	13
Dundee Real Estate Investment Trust	360	12
Extendicare Real Estate Investment Trust	1,014	11
First Capital Realty, Inc.	314	7
FirstService Corp. *	238	6
H&R Real Estate Investment Trust	1,707	33
InnVest Real Estate Investment Trust	1,594	15
Morguard Real Estate Investment Trust	669	9
Primaris Retail Real Estate Investment Trust	653	11

		199

Retailing 0.3%
Reitmans (Canada) Ltd., Class A	725	12
RONA, Inc. *	2,700	36
The Forzani Group Ltd., Class A	615	11

		59

Software & Services 0.1%
MacDonald, Dettwiler & Associates Ltd. *	316	13
Open Text Corp. *	350	13

		26

Transportation 0.2%
Transat A.T., Inc., Class B *	549	11
WestJet Airlines Ltd. *	1,035	18
WestJet Airlines Ltd., Class V *	891	15

		44

Utilities 0.3%
Emera, Inc.	2,045	44
Fortis, Inc. *	1,138	31

		75

		1,546

Cayman Islands 0.8%

Consumer Durables & Apparel 0.1%
Samson Holding Ltd.	23,000	4
TCL Multimedia Technology Holdings Ltd. *	186,000	9

		13

Food, Beverage & Tobacco 0.1%
Chaoda Modern Agriculture (Holdings) Ltd.	5,000	7
China Mengniu Dairy Co., Ltd. *	4,000	12
Tingyi (Cayman Islands) Holding Corp.	12,000	16

		35

Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	4,000	14

Materials 0.0%
Lee & Man Paper Manufacturing Ltd.	2,000	4

Real Estate 0.2%
Agile Property Holdings Ltd.	5,000	7
China Resources Land Ltd.	4,000	8
Country Garden Holdings Co.	6,000	5
Greentown China Holdings Ltd.	4,000	5
HKR International Ltd.	10,000	7
Shimao Property Holdings Ltd.	4,000	8
Shui On Land Ltd.	6,000	6

		46

80 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Retailing 0.0%
Lifestyle International Holdings Ltd.	2,000	4

Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	3,000	21
Solomon Systech International Ltd.	162,000	9

		30

Technology Hardware & Equipment 0.2%
Kingboard Chemical Holdings Ltd.	7,000	33
Kingboard Laminates Holding Ltd.	14,000	10

		43

Transportation 0.0%
Hopewell Highway Infrastructure Ltd.	12,000	9

		198

China 0.1%

Capital Goods 0.1%
Beijing Enterprises Holdings Ltd.	4,000	16

Technology Hardware & Equipment 0.0%
Digital China Holdings Ltd.	15,700	10

		26

Cyprus 0.2%

Energy 0.2%
ProSafe SE	2,424	42

Denmark 1.8%

Banks 0.3%
Jyske Bank A/S — Reg’d *	607	42
Spar Nord Bank A/S	477	9
Sydbank A/S	696	26

		77

Capital Goods 0.4%
A/S Schouw & Co.	136	5
FLSmidth & Co. A/S	284	30
NKT Holding A/S	177	14
Rockwool International A/S, B Shares	72	12
Vestas Wind Systems A/S *	338	37

		98

Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S, B Shares	208	12

Energy 0.1%
Dampskibsselskabet Torm A/S	853	28

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	200	19
GN Store Nord A/S *	2,584	14
William Demant Holding A/S *	71	6

		39

Insurance 0.2%
Alm. Brand A/S *	198	13
Topdanmark A/S *	190	33

		46

Materials 0.2%
Auriga Industries A/S, Class B	357	14
Novozymes A/S, B Shares	303	27

		41

Pharmaceuticals & Biotechnology 0.2%
Alk-Abello A/S	271	32
H. Lundbeck A/S	518	12

		44

Transportation 0.2%
D/S Norden A/S	34	4
DFDS A/S	100	15
DSV A/S	1,642	40

		59

		444

Finland 1.8%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	759	32

Capital Goods 0.6%
Cargotec Corp., B Shares	624	26
KCI Konecranes Oyj	333	15
Lemminkainen Oyj	195	11
Ramirent Oyj	442	7
Uponor Oyj	1,300	28
Yit Oyj	1,786	50

		137

Commercial Services & Supplies 0.0%
Poyry Oyj	451	12

Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares	1,327	23

Food, Beverage & Tobacco 0.0%
HKScan Oyj	609	8

Health Care Equipment & Services 0.1%
Oriola-KD Oyj, Class B	2,691	12

Materials 0.3%
Ahlstrom Oyj	1,337	35
Huhtamaki Oyj	3,863	42

		77

Pharmaceuticals & Biotechnology 0.1%
Orion Oyj, Class B	1,435	30

Real Estate 0.1%
Sponda Oyj	948	12

Retailing 0.1%
Stockmann Oyj Abp, B Shares	331	14

Software & Services 0.2%
TietoEnator Oyj	2,201	57

Transportation 0.1%
Finnair Oyj	900	9
Finnlines Oyj *	705	15

		24

		438

See financial notes 81

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

France 3.2%

Automobiles & Components 0.1%
Plastic Omnium S.A.	359	13

Capital Goods 0.1%
Carbone Lorraine S.A.	256	14
IMS-International Metal Service	280	12
Manitou BF	235	7

		33

Commercial Services & Supplies 0.2%
Societe BIC S.A.	551	28
Sperian Protection	45	6
Teleperformance	705	29

		63

Consumer Durables & Apparel 0.2%
Beneteau	258	7
Kaufman & Broad S.A.	161	7
Nexity	310	14
SEB S.A.	113	21
Trigano S.A.	208	7

		56

Consumer Services 0.2%
Club Mediterranee S.A. *	232	12
Compagnie des Alpes	129	6
Euro Disney S.C.A. *	859	11
Groupe Partouche S.A. *	242	4
Pierre & Vacances	115	13

		46

Diversified Financials 0.1%
Financiere Marc de Lacharriere S.A.	230	14
Union Financiere de France Banque S.A.	86	4

		18

Energy 0.4%
Bourbon S.A.	467	32
Compagnie Generale de Geophysique-Veritas (CGG-Veritas) *	132	33
Etablissements Maurel et Prom	1,080	25

		90

Food & Staples Retailing 0.0%
Guyenne et Gascogne S.A.	69	12

Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	55	7
Bongrain S.A.	113	11
Remy Cointreau S.A.	184	11

		29

Health Care Equipment & Services 0.1%
bioMerieux	96	10
Generale de Sante	519	12

		22

Household & Personal Products 0.1%
Clarins S.A.	194	13

Insurance 0.0%
April Group	139	7

Materials 0.1%
Rhodia S.A. *	1,835	38

Media 0.3%
Canal Plus	1,557	16
Havas S.A.	6,211	26
Ipsos	369	13
NRJ Group	627	5
Spir Communication	86	8

		68

Pharmaceuticals & Biotechnology 0.0%
Ipsen S.A.	89	5

Real Estate 0.1%
Mercialys	229	10
Societe Immobilliere de Location pour l’Industrie et le Commerce (Silic)	103	15

		25

Retailing 0.1%
Etam	364	14

Semiconductors & Semiconductor Equipment 0.1%
Silicon-On-Insulator Technologies (SOITEC) *	1,882	16

Software & Services 0.3%
Altran Technologies S.A. *	2,072	18
Dassault Systemes S.A.	305	19
Groupe Steria S.C.A.	347	12
Sopra Group	93	7
UbiSoft Entertainment S.A. *	200	20

		76

Technology Hardware & Equipment 0.2%
Bull S.A. *	2,487	10
Neopost S.A.	344	36

		46

Telecommunication Services 0.1%
Iliad S.A.	36	4
Neuf Cegetel	207	11

		15

Transportation 0.2%
Derichebourg	1,855	16
Geodis S.A.	129	27
Norbert Dentressangle	115	10

		53

Utilities 0.1%
EDF Energies Nouvelles S.A.	63	4
Rubis	157	14

		18

		776

Germany 3.0%

Automobiles & Components 0.2%
ElringKlinger AG	119	14
Leoni AG	556	30

		44

82 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Banks 0.1%
Aareal Bank AG	856	32
comdirect bank AG	287	4

		36

Capital Goods 0.9%
Demag Cranes AG	210	11
Deutz AG *	1,895	21
Duerr AG *	149	6
Gildemeister AG	652	19
Indus Holding AG	291	10
Kloeckner & Co., AG	384	21
Koenig & Bauer AG	437	14
Krones AG	149	13
KUKA AG *	622	23
MTU Aero Engines Holding AG *	531	24
Pfleiderer AG	246	5
SGL Carbon AG *	423	29
Solarworld AG	239	13
Vossloh AG	90	13

		222

Commercial Services & Supplies 0.0%
GfK AG	111	5
INTERSEROH AG	82	7

		12

Consumer Durables & Apparel 0.1%
Puma AG Rudolf Dassler Sport	40	14
Rational AG	33	7

		21

Diversified Financials 0.1%
MLP AG	813	14
MPC Muenchmeyer Petersen Capital AG	105	7

		21

Health Care Equipment & Services 0.1%
Carl Zeiss Meditec AG	206	3
Rhoen-klinikum AG	454	14

		17

Materials 0.3%
Fuchs Petrolub AG	106	11
Klockner-Werke AG *	120	3
Norddeutsche Affinerie AG	918	39
Symrise AG	636	16

		69

Media 0.0%
Premiere AG *	490	10

Pharmaceuticals & Biotechnology 0.1%
Stada Arzneimittel AG	391	26

Real Estate 0.2%
Deutsche Euroshop AG	531	23
Deutsche Wohnen AG	411	10
IVG Immobilien AG	651	16

		49

Retailing 0.4%
Douglas Holding AG	684	36
Fielmann AG	111	8
Medion AG *	647	13
Praktiker Bau- und Heimwerkermaerkte Holding AG	1,283	28
Takkt AG	224	4

		89

Software & Services 0.1%
Bechtle AG	313	10
Software AG	144	10
United Internet AG - Reg’d	383	8

		28

Technology Hardware & Equipment 0.2%
Epcos AG	1,436	22
Jenoptik AG *	1,091	10
Wincor Nixdorf AG	224	17

		49

Telecommunication Services 0.1%
Freenet AG	1,010	17

Transportation 0.1%
Sixt AG	264	13

Utilities 0.0%
MVV Energie AG	216	10

		733

Gibraltar 0.0%

Consumer Services 0.0%
PartyGaming plc *	10,976	5

Greece 0.8%

Banks 0.1%
Agricultural Bank of Greece	1,104	5
Emporiki Bank of Greece S.A. *	434	13
Greek Postal Savings Bank	634	12

		30

Capital Goods 0.1%
Hellenic Technodomiki Tev S.A.	986	12
Technical Olympic S.A. * (a)	9,172	9

		21

Consumer Services 0.1%
Intralot S.A. Integrated Lottery	671	14

Energy 0.1%
Motor Oil (Hellas) Corinth Refineries S.A.	730	17

Materials 0.3%
Elval Aluminum Process Co.	1,347	5
Heracles General Cement S.A.	453	12
Mytilineos Holdings S.A. *	663	9
Sidenor Steel Products Manufacturing Co. S.A.	577	10
Titan Cement Co.	691	31
Viohalco, Hellenic Copper & Aluminum Industry S.A.	1,414	17

		84

Real Estate 0.1%
Babis Vovos International Construction S.A. *	366	11

See financial notes 83

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Retailing 0.0%
Hellenic Duty Free Shops S.A.	195	3

Technology Hardware & Equipment 0.0%
Intracom Holdings S.A.	2,583	9

Utilities 0.0%
EYDAP Athens Water Supply & Sewage Co. S.A.	258	4

		193

Hong Kong 2.2%

Automobiles & Components 0.1%
Denway Motors Ltd.	40,000	20

Banks 0.5%
Chong Hing Bank Ltd.	3,000	7
CITIC International Financial Holdings Ltd.	30,000	20
Dah Sing Banking Group Ltd.	3,800	7
Dah Sing Financial Group	2,800	20
Fubon Bank (Hong Kong) Ltd.	6,000	7
Industrial and Commercial Bank of China (Asia) Ltd.	6,000	17
Wing Hang Bank Ltd.	2,000	27
Wing Lung Bank Ltd.	1,000	18

		123

Capital Goods 0.1%
Shanghai Industrial Holdings Ltd.	5,000	21
Tianjin Development Holdings Ltd.	6,000	5

		26

Consumer Durables & Apparel 0.2%
Fountain Set Holdings Ltd.	42,000	7
Techtronic Industries Co., Ltd.	28,000	27
Truly International Holdings Ltd.	2,000	2

		36

Consumer Services 0.1%
China Travel International Investment Hong Kong Ltd.	20,000	9
Galaxy Entertainment Group Ltd. *	7,000	5
The Hongkong & Shanghai Hotels Ltd.	8,000	14

		28

Diversified Financials 0.1%
Allied Properties (H.K.) Ltd.	18,000	4
Public Financial Holdings Ltd.	10,000	9
Sun Hung Kai & Co., Ltd.	3,000	3

		16

Food, Beverage & Tobacco 0.1%
China Agri-Industries Holdings Ltd. *	10,000	7
Global Bio-chem Technology Group Co., Ltd.	24,000	11

		18

Insurance 0.0%
China Insurance International Holdings Co., Ltd. *	2,000	5

Materials 0.0%
Minmetals Resources Ltd.	9,100	4

Media 0.1%
I-Cable Communications Ltd.	16,000	3
Next Media Ltd.	12,000	4
Oriental Press Group Ltd.	29,000	4
Television Broadcasts Ltd.	4,000	23

		34

Real Estate 0.3%
Champion Real Estate Investment Trust	16,000	8
China Overseas Land & Investment Ltd.	9,000	19
Guangzhou Investment Co., Ltd.	61,000	13
Hopson Development Holdings Ltd.	6,000	13
Kowloon Development Co., Ltd.	4,000	9
Shenzhen Investment Ltd.	14,000	8
Shun Tak Holdings Ltd.	6,000	8

		78

Retailing 0.0%
Wing On Co. International Ltd.	3,000	5

Software & Services 0.0%
Sino-i Technology Ltd. *	990,000	10

Technology Hardware & Equipment 0.2%
TCL Communication Technology Holdings Ltd. *	320,000	11
VTech Holdings Ltd.	5,000	28

		39

Telecommunication Services 0.1%
SmarTone Telecommunications Holdings Ltd.	14,000	15

Transportation 0.2%
Hong Kong Aircraft Engineering Co., Ltd.	800	14
Hopewell Holdings Ltd.	9,000	39

		53

Utilities 0.1%
China Power International Development Ltd. *	19,900	7
China Resources Power Holdings Co., Ltd.	4,000	10
Guangdong Investment Ltd.	19,000	10

		27

		537

Ireland 1.1%

Capital Goods 0.3%
DCC plc	936	21
Grafton Group plc *	2,994	24
Kingspan Group plc	1,459	17

		62

Food & Staples Retailing 0.1%
Fyffes plc	16,968	24

Food, Beverage & Tobacco 0.4%
C&C Group plc	2,865	20
Glanbia plc	2,016	16
Greencore Group plc	2,101	12

84 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

IAWS Group plc	997	25
Kerry Group plc	986	30

		103

Health Care Equipment & Services 0.1%
United Drug plc	6,024	36

Insurance 0.1%
FBD Holdings plc	313	13

Media 0.1%
Independent News & Media plc	8,139	24

Transportation 0.0%
Aer Lingus Group plc *	2,267	6

		268

Italy 2.9%

Automobiles & Components 0.1%
Brembo S.p.A	393	5
IMMSI S.p.A	4,448	6
Piaggio & C. S.p.A.	2,967	7
Sogefi S.p.A.	784	4

		22

Banks 0.3%
Banca Piccolo Credito Valtellinese Scrl	2,084	25
Banca Popolare dell’Etruria e del Lazio Scrl	1,110	16
Banco di Desio e della Brianza S.p.A.	655	7
Credito Artigiano S.p.A.	1,403	6
Credito Emiliano S.p.A.	1,232	16

		70

Capital Goods 0.5%
Astaldi S.p.A.	837	7
Cofide S.p.A. — Compagnia Finanziaria de Benedetti	21,397	23
Danieli S.p.A. — Officine Meccaniche Danieli & Co.	170	6
Danieli S.p.A. RNC	956	23
Impregilo S.p.A. *	5,165	31
Interpump Group S.p.A.	1,699	15
Marazzi Groupo Ceramiche S.p.A.	833	7
Permasteelisa S.p.A.	631	13

		125

Consumer Durables & Apparel 0.3%
Bulgari S.p.A	1,704	20
Geox S.p.A.	491	7
Indesit Co. S.p.A.	1,636	19
Safilo Group S.p.A.	5,828	16
Tod’s S.p.A.	78	5

		67

Diversified Financials 0.2%
Banca Italease *	3,412	36

Food & Staples Retailing 0.0%
Marr S.p.A.	487	5

Food, Beverage & Tobacco 0.1%
Cremonini S.p.A.	4,009	19
Davide Campari-Milano S.p.A. *	1,836	16

		35

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	4,281	7

Insurance 0.0%
Ergo Previdenza S.p.A.	540	3

Materials 0.1%
Caltagirone S.p.A.	514	4
Cementir S.p.A. Cementerie del Tirreno	1,451	13
KME Group *	7,121	12

		29

Media 0.5%
Caltagirone Editore S.p.A.	3,322	21
Gruppo Editoriale L’Espresso S.p.A.	4,033	14
Mondadori (Arnoldo) Editore S.p.A.	2,563	22
RCS MediaGroup S.p.A.	7,771	27
Seat Pagine Gialle S.p.A.	74,304	15
Telecom Italia Media S.p.A. *	71,473	16

		115

Pharmaceuticals & Biotechnology 0.0%
Recordati S.p.A.	1,034	8

Real Estate 0.1%
Beni Stabili S.p.A. *	12,828	15
Pirelli & C. Real Estate S.p.A.	377	11
Risanamento S.p.A. *	1,059	3

		29

Retailing 0.1%
Gruppo Coin S.p.A. *	1,790	12

Software & Services 0.1%
Tiscali S.p.A *	3,204	12

Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	447	5

Telecommunication Services 0.0%
Fastweb	153	5

Transportation 0.3%
Alitalia S.p.A. *	15,802	13
Ansaldo STS S.p.A.	947	15
Autostrada Torino-Milano S.p.A.	1,413	25
Gemina S.p.A.	5,570	8
Societa Iniziative Autostradali e Servizi S.p.A. (SIAS)	903	11

		72

Utilities 0.2%
Acea S.p.A.	1,089	21
Acegas-APS S.p.A.	598	5
Iride S.p.A.	4,296	13

		39

		696

Japan 33.4%

Automobiles & Components 1.9%
Ahresty Corp.	1,000	15
Aichi Machine Industry Co., Ltd.	3,000	8
Akebono Brake Industry Co., Ltd.	2,000	15
Bosch Corp.	4,000	23

See financial notes 85

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

F.C.C. Co., Ltd.	1,000	13
Futaba Industrial Co. Ltd.	1,000	23
Kayaba Industry Co., Ltd.	4,000	19
Keihin Corp.	1,000	16
Koito Manufacturing Co., Ltd.	2,000	26
Mitsuba Corp.	2,000	9
Musashi Seimitsu Industry Co., Ltd.	1,000	22
Nhk Spring Co., Ltd.	4,000	29
Nippon Seiki Co., Ltd.	1,000	15
Nissan Shatai Co., Ltd.	2,000	15
Nissin Kogyo Co., Ltd.	1,000	17
Press Kogyo Co., Ltd.	2,000	9
Riken Corp.	2,000	9
Sanden Corp.	3,000	12
Shiroki Corp.	1,000	2
Showa Corp.	2,000	15
Stanley Electric Co., Ltd.	2,000	51
Tachi-S Co., Ltd.	1,000	8
Tokai Rika Co., Ltd.	1,000	24
Tokai Rubber Industries Ltd.	1,000	15
Topre Corp.	1,000	9
Toyo Tire & Rubber Co., Ltd.	8,000	31
TS Tech Co., Ltd.	700	12
Unipres Corp.	1,000	10

		472

Banks 3.5%
Bank of The Ryukyus, Ltd. *	2,000	21
Chiba Kogyo Bank Ltd. *	1,000	14
Kansai Urban Banking Corp.	2,000	5
Kiyo Holdings Inc.	9,000	14
Suruga Bank Ltd.	2,000	28
The Aichi Bank Ltd.	200	17
The Akita Bank Ltd.	3,000	13
The Aomori Bank Ltd.	3,000	13
The Awa Bank Ltd.	3,000	19
The Bank of Ikeda Ltd. *	1,000	29
The Bank Of Iwate Ltd.	200	13
The Bank of Nagoya Ltd.	4,000	27
The Bank of Okinawa Ltd.	300	12
The Bank of Saga Ltd.	3,000	10
The Chukyo Bank Ltd.	1,000	3
The Daisan Bank Ltd.	2,000	7
The Daishi Bank Ltd.	6,000	26
The Ehime Bank Ltd.	2,000	7
The Eighteenth Bank Ltd.	4,000	15
The Fukui Bank Ltd.	3,000	10
The Higashi-Nippon Bank Ltd.	2,000	8
The Higo Bank Ltd.	3,000	19
The Hokkoku Bank Ltd.	5,000	22
The Hokuetsu Bank Ltd.	3,000	7
The Hyakugo Bank Ltd.	4,000	26
The Hyakujushi Bank Ltd.	5,000	30
The Juroku Bank Ltd.	5,000	29
The Kagawa Bank Ltd.	2,000	12
The Kagoshima Bank Ltd.	3,000	24
The Keiyo Bank	2,000	14
The Michinoku Bank Ltd.	3,000	9
The Mie Bank Ltd.	1,000	5
The Minato Bank Ltd.	4,000	8
The Miyazaki Bank Ltd.	2,000	8
The Musashino Bank Ltd.	400	17
The Nanto Bank Ltd.	7,000	36
The Nishi-Nippon City Bank Ltd.	12,000	37
The Ogaki Kyoritsu Bank Ltd.	4,000	21
The Oita Bank Ltd.	2,000	14
The San-in Godo Bank Ltd.	3,000	27
The Senshu Bank Ltd.	1,000	2
The Shiga Bank Ltd.	4,000	27
The Shikoku Bank Ltd.	3,000	13
The Tochigi Bank Ltd.	1,000	7
The Toho Bank Ltd.	4,000	18
The Tokushima Bank Ltd.	2,000	12
The Tokyo Tomin Bank Ltd.	1,000	21
The Yamagata Bank Ltd.	2,000	12
The Yamanashi Chuo Bank Ltd.	3,000	20
Yamaguchi Financial Group, Inc.	3,000	38

		846

Capital Goods 6.0%
Aica Kogyo Co., Ltd.	1,000	10
Amano Corp.	1,000	11
Ando Corp.	7,000	11
Bando Chemical Industries Ltd.	2,000	8
Bunka Shutter Co., Ltd.	2,000	6
Central Glass Co., Ltd.	4,000	15
Chiyoda Corp.	2,000	15
Chudenko Corp.	1,000	16
CKD Corp.	1,000	7
COMSYS Holdings Corp.	3,000	27
Dai-Dan Co., Ltd.	2,000	9
Daifuku Co., Ltd.	1,000	13
Ebara Corp.	11,000	40
Fujitec Co., Ltd.	2,000	12
Fukuda Corp.	2,000	6
Furukawa Co., Ltd.	5,000	9
Futaba Corp.	1,000	17
Glory Ltd.	1,000	23
GS Yuasa Corp.	6,000	18
Hitachi Cable Ltd.	3,000	12
Hitachi Plant Technologies Ltd.	4,000	13
Hitachi Zosen Corp. *	28,000	29
Inaba Denki Sangyo Co., Ltd.	400	12
Inabata & Co., Ltd.	4,000	22
Iseki & Co., Ltd. *	7,000	15
Iwatani International Corp.	11,000	33
Japan Pulp & Paper Co., Ltd.	3,000	11
JGC Corp.	2,000	37
Kamei Corp.	3,000	13
Kandenko Co., Ltd.	3,000	17
Keihan Electric Railway Co., Ltd.	8,000	35
Kitz Corp.	2,000	12
Komori Corp.	1,000	20
Kumagai Gumi Co., Ltd.	9,000	8
Kurita Water Industries Ltd.	1,000	36
Kuroda Electric Co., Ltd.	1,000	14
Kyowa Exeo Corp.	3,000	24
Kyudenko Corp.	3,000	16
Maeda Corp.	9,000	29
Maeda Road Construction Co., Ltd.	2,000	16
Makino Milling Machine Co., Ltd.	2,000	15
Max Co., Ltd.	1,000	13
Meidensha Corp.	5,000	14
Minebea Co., Ltd.	6,000	37
Mitsuboshi Belting Ltd.	2,000	9

86 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Mitsui Engineering & Shipbuilding Co., Ltd.	11,000	36
Mori Seiki Co., Ltd.	1,000	18
Nabtesco Corp.	1,000	15
Nachi-Fujikoshi Corp.	3,000	12
NEC Networks & System Integration Corp.	1,000	14
Nichias Corp. *	2,000	7
Nichiha Corp.	1,000	8
Nippo Corp.	2,000	11
Nippon Densetsu Kogyo Co., Ltd.	1,000	7
Nippon Road Co., Ltd.	4,000	5
Nishimatsu Construction Co., Ltd.	11,000	25
Nishio Rent All Co., Ltd.	1,000	12
Nitto Boseki Co., Ltd.	5,000	10
Noritake Co., Ltd.	2,000	8
Noritz Corp.	1,000	12
OKUMA Corp.	1,000	11
Okumura Corp.	6,000	30
OSG Corp.	1,000	14
Penta-Ocean Construction Co., Ltd. *	17,000	21
Ryobi Ltd.	3,000	11
Sanki Engineering Co., Ltd.	2,000	13
Sankyo-Tateyama Holdings, Inc.	13,000	15
Sanwa Holdings Corp.	5,000	21
ShinMaywa Industries Ltd.	3,000	12
Sintokogio Ltd.	1,000	10
Sumitomo Mitsui Construction Co., Ltd. *	13,000	12
Swcc Showa Holdings Co., Ltd.	5,000	7
Tadano Ltd.	1,000	10
Taihei Kogyo Co., Ltd.	1,000	4
Taikisha Ltd.	1,000	12
Takara Standard Co., Ltd.	2,000	10
Takasago Thermal Engineering Co., Ltd.	2,000	16
Takuma Co., Ltd.	4,000	11
Tekken Corp. *	8,000	8
The Japan Steel Works Ltd.	1,000	19
THK Co., Ltd.	2,000	44
TOA Corp. *	13,000	10
Tobishima Corp. *	48,000	16
Toda Corp.	8,000	39
Toenec Corp.	1,000	5
Tokyu Construction Co., Ltd.	3,000	11
Toshiba Machine Co., Ltd.	1,000	6
Toshiba Plant Systems & Services Corp.	1,000	8
Toyo Construction Co., Ltd. *	14,000	8
Toyo Engineering Corp.	1,000	4
Tsubakimoto Chain Co.	2,000	14
Ushio, Inc.	1,000	19
Yamazen Corp.	2,000	8
Yuasa Trading Co., Ltd.	13,000	18
Yurtec Corp.	1,000	6

		1,468

Commercial Services & Supplies 0.6%
Arrk Corp.	4,000	12
Kokuyo Co., Ltd.	3,000	26
Kyodo Printing Co., Ltd.	3,000	8
Meitec Corp.	1,000	29
Nissha Printing Co., Ltd.	400	17
Okamura Corp.	1,000	8
Sohgo Security Services Co., Ltd.	1,000	14
Tempstaff Co., Ltd.	5	5
Toppan Forms Co., Ltd.	1,000	11
Uchida Yoko Co., Ltd.	2,000	8

		138

Consumer Durables & Apparel 2.1%
Alpine Electronics, Inc.	1,000	11
Arnest One Corp.	1,000	3
Asics Corp.	1,000	10
Clarion Co., Ltd.	1,000	2
Cleanup Corp.	1,000	5
Daikyo, Inc.	3,000	7
Fujitsu General Ltd.	1,000	5
Funai Electric Co., Ltd.	400	15
Gunze Ltd.	4,000	19
Heiwa Corp.	1,000	10
Hitachi Koki Co., Ltd.	1,000	17
Japan General Estate Co., Ltd.	1,000	10
Juki Corp.	2,000	7
Kenwood Corp.	13,000	15
Kurabo Industries Ltd.	6,000	13
Misawa Homes Co., Ltd. *	4,000	25
Mitsui Home Co., Ltd.	1,000	5
Mizuno Corp.	2,000	12
Nisshinbo Industries, Inc.	3,000	33
Onward Holdings Co., Ltd.	4,000	46
PanaHome Corp.	2,000	11
Renown, Inc. *	3,000	11
Rinnai Corp.	1,000	32
Sangetsu Co., Ltd.	1,000	20
Sanyo Shokai Ltd.	2,000	11
Seiko Holdings Corp.	3,000	14
Shimano, Inc.	1,000	46
The Japan Wool Textile Co., Ltd.	1,000	8
Tokyo Style Co., Ltd.	1,000	10
Touei Housing Corp.	1,000	6
Toyobo Co., Ltd.	17,000	36
Unitika Ltd.	12,000	12
Wacoal Holdings Corp.	1,000	14

		501

Consumer Services 0.3%
Accordia Golf Co., Ltd.	8	8
H.I.S. Co., Ltd.	1,000	16
Pacific Golf Group International Holdings KK *	3	3
Resorttrust, Inc.	1,000	14
Royal Holdings Co., Ltd.	1,000	10
Saizeriya Co., Ltd.	1,000	9
Tokyo Dome Corp.	2,000	8
Yoshinoya Holdings Co., Ltd.	4	6
Zensho Co., Ltd.	1,000	6

		80

Diversified Financials 0.9%
Aeon Credit Service Co., Ltd.	1,000	16
Central Finance Co., Ltd.	3,000	9
Jaccs Co., Ltd. *	6,000	21
Japan Securities Finance Co., Ltd.	2,000	17
Marusan Securities Co., Ltd.	1,000	6
Matsui Securities Co., Ltd.	1,000	7

See financial notes 87

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Mizuho Investors Securities Co., Ltd.	3,000	4
Monex Beans Holdings, Inc.	11	6
NIS Group Co., Ltd. *	6,000	12
Okasan Holdings, Inc.	2,000	11
OMC Card, Inc. *	2,000	7
Pocket Card Co., Ltd.	1,000	3
SBI Holdings, Inc.	128	34
SFCG Co., Ltd.	130	14
Shinki Co., Ltd. *	2,000	2
Shinko Securities Co., Ltd.	9,000	31
Tokai Tokyo Securities Co., Ltd.	3,000	12

		212

Energy 0.3%
AOC Holdings, Inc.	2,000	21
Itohchu Enex Co., Ltd.	4,000	24
Mitsuuroko Co., Ltd.	1,000	6
Sala Corp.	1,000	5
San-Ai Oil Co., Ltd.	3,000	12
Sinanen Co., Ltd.	1,000	4

		72

Food & Staples Retailing 1.0%
Arcs Co., Ltd.	1,000	14
Circle K Sunkus Co., Ltd.	1,000	15
FamilyMart Co., Ltd.	1,000	35
Heiwado Co., Ltd.	1,000	16
Inageya Co., Ltd.	1,000	9
Izumiya Co., Ltd.	5,000	35
Kasumi Co., Ltd.	2,000	11
Life Corp.	1,000	15
Okuwa Co., Ltd.	1,000	14
Sugi Pharmacy Co., Ltd.	1,000	26
Sundrug Co., Ltd.	1,000	26
The Maruetsu, Inc. *	1,000	8
Toho Co., Ltd.	2,000	6
Tokyu Store Chain Co., Ltd.	2,000	11
Valor Co., Ltd.	1,000	11

		252

Food, Beverage & Tobacco 2.6%
Coca-Cola Central Japan Co., Ltd.	1	8
Coca-Cola West Holdings Co., Ltd.	1,000	23
Ezaki Glico Co., Ltd.	2,000	22
Fuji Oil Co., Ltd.	2,000	18
House Foods Corp.	1,000	16
Ito En Ltd.	1,000	17
Itoham Foods, Inc.	3,000	17
J-Oil Mills, Inc.	2,000	6
Kagome Co., Ltd.	1,000	16
Kikkoman Corp.	3,000	36
Kyokuyo Co., Ltd.	4,000	7
Marudai Food Co., Ltd.	5,000	11
Maruha Nichiro Holdings, Inc.	20,000	30
Meiji Seika Kaisha Ltd.	6,000	31
Mercian Corp.	3,000	6
Mikuni Coca-Cola Bottling Co., Ltd.	1,000	10
Morinaga & Co., Ltd.	6,000	13
Morinaga Milk Industry Co., Ltd.	12,000	38
Nichirei Corp.	6,000	28
Nippon Flour Mills Co., Ltd.	4,000	16
Nippon Suisan Kaisha Ltd.	8,000	36
Prima Meat Packers Ltd. *	15,000	14
Q.P. Corp.	3,000	30
Sakata Seed Corp.	1,000	16
Sapporo Holdings Ltd.	4,000	30
Showa Sangyo Co., Ltd.	3,000	8
Snow Brand Milk Products Co., Ltd.	9,000	27
Starzen Co., Ltd.	3,000	6
Takara Holdings, Inc.	3,000	20
The Nisshin Oillio Group Ltd.	5,000	18
Toyo Suisan Kaisha Ltd.	2,000	35
Yakult Honsha Co., Ltd.	1,000	27
Yonekyu Corp.	1,000	10

		646

Health Care Equipment & Services 0.5%
Hitachi Medical Corp.	1,000	8
Miraca Holdings, Inc.	1,000	24
Nipro Corp.	1,000	17
Sysmex Corp.	1,000	41
Toho Pharmaceutical Co., Ltd.	1,000	20
Vital-Net, Inc.	1,000	7

		117

Household & Personal Products 0.3%
Aderans Hodings Co., Ltd.	1,000	19
Fancl Corp.	1,000	12
Kobayashi Pharmaceutical Co., Ltd.	300	10
Lion Corp.	5,000	24
Unicharm Corp.	200	14

		79

Insurance 0.1%
The Fuji Fire & Marine Insurance Co., Ltd.	4,000	13

Materials 4.1%
Adeka Corp.	2,000	19
Aichi Steel Corp.	2,000	9
Air Water, Inc.	3,000	30
Chuetsu Pulp & Paper Co., Ltd.	3,000	5
Daiken Corp.	3,000	5
Dainichiseika Color & Chemical Mfg. Co., Ltd.	1,000	4
Daio Paper Corp.	5,000	35
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	45
Dowa Holdings Co., Ltd.	6,000	41
Furukawa-Sky Aluminum Corp.	4,000	9
Godo Steel Ltd.	3,000	11
Hokkan Holdings Ltd.	2,000	7
Hokuetsu Paper Mills Ltd.	3,000	13
Ishihara Sangyo Kaisha Ltd. *	4,000	8
Kansai Paint Co., Ltd.	3,000	21
Kureha Chemical Industry Co., Ltd.	3,000	19
Kurimoto Ltd.	5,000	6
Kyoei Steel Ltd.	1,000	23
Lintec Corp.	1,000	13
Maruichi Steel Tube Ltd.	1,000	36
Mitsubishi Paper Mills Ltd.	8,000	18
Mitsubishi Steel Manufacturing Co., Ltd.	2,000	7

88 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Mitsui Mining Co., Ltd.	2,000	5
Nakayama Steel Works Ltd.	6,000	13
Nifco, Inc.	1,000	22
Nihon Parkerizing Co., Ltd.	1,000	16
Nihon Yamamura Glaaa Co., Ltd.	3,000	6
Nippon Kayaku Co., Ltd.	3,000	21
Nippon Metal Industry Co., Ltd.	2,000	6
Nippon Paint Co., Ltd.	5,000	19
Nippon Shokubai Co., Ltd.	3,000	22
Nippon Soda Co., Ltd.	3,000	11
Nippon Yakin Kogyo Co., Ltd.	1,000	8
Nissan Chemical Industries Ltd.	2,000	26
Nittetsu Mining Co., Ltd.	1,000	6
Nof Corp.	4,000	19
Pacific Metals Co., Ltd.	1,000	10
Rengo Co., Ltd.	6,000	32
Sakai Chemical Industry Co., Ltd.	2,000	8
Sakata Inx Corp.	1,000	4
Sanyo Chemical Industries Ltd.	2,000	11
Sanyo Special Steel Co., Ltd.	2,000	9
Shin-Etsu Polymer Co., Ltd.	1,000	6
Sumitomo Bakelite Co., Ltd.	5,000	28
Sumitomo Light Metal Industries Ltd.	12,000	15
Sumitomo Osaka Cement Co., Ltd.	13,000	28
Taiyo Nippon Sanso Corp.	4,000	33
Takasago International Corp.	1,000	7
Toagosei Co., Ltd.	4,000	17
Toho Zinc Co., Ltd.	1,000	6
Tokai Carbon Co., Ltd.	1,000	10
Tokuyama Corp.	4,000	36
Tokyo Ohka Kogyo Co., Ltd.	1,000	23
Tokyo Steel Manufacturing Co., Ltd.	3,000	43
Tomoku Co., Ltd.	3,000	5
Topy Industries Ltd.	7,000	19
Toyo Ink Mfg. Co., Ltd.	4,000	14
Toyo Kohan Co., Ltd.	1,000	5
Yamato Kogyo Co., Ltd.	300	14
Yodogawa Steel Works Ltd.	4,000	21
Zeon Corp.	5,000	25

		1,013

Media 0.4%
Asatsu-DK, Inc.	1,000	30
Kadokawa Group Holdings, Inc.	500	12
Shochiku Co., Ltd.	1,000	7
Toei Co., Ltd.	2,000	10
Toho Co., Ltd.	1,000	23
TV Asahi Corp.	4	6

		88

Pharmaceuticals & Biotechnology 0.6%
Dainippon Sumitomo Pharma Co., Ltd.	2,000	15
Hisamitsu Pharmaceutical Co., Inc.	300	11
Kaken Pharmaceutical Co., Ltd.	1,000	7
Kissei Pharmaceutical Co.,td.	1,000	21
Mitsubishi Tanabe Pharma Corp.	1,000	12
Mochida Pharmaceutical Co., Ltd.	1,000	10
Nippon Shinyaku Co., Ltd.	1,000	12
Rohto Pharmaceutical Co., Ltd.	1,000	11
Santen Pharmaceutical Co., Ltd.	1,000	25
Ssp Co., Ltd.	1,000	5
Tsumura & Co.	1,000	24

		153

Real Estate 0.5%
Daibiru Corp.	1,000	11
Heiwa Real Estate Co., Ltd.	2,000	10
Joint Corp.	1,000	8
Nomura Real Estate Holdings, Inc.	1,000	20
NTT Urban Development Corp.	9	14
Tokyo Tatemono Co., Ltd.	4,000	35
Towa Real Estate Development Co., Ltd.	3,000	4
Urban Corp.	2,000	11

		113

Retailing 2.6%
ABC-Mart, Inc.	1,000	26
Alpen Co., Ltd.	1,000	16
Aoyama Trading Co., Ltd.	1,000	23
Autobacs Seven Co., Ltd.	1,000	26
Belluna Co., Ltd.	1,000	9
Best Denki Co., Ltd.	3,000	21
Chiyoda Co., Ltd.	1,000	18
Chori Co., Ltd. *	9,000	10
Culture Convenience Club Co., Ltd.	2,000	8
DCM Japan Holdings Co., Ltd.	2,000	13
Don Quijote Co., Ltd.	1,000	18
Duskin Co., Ltd.	2,000	34
Edion Corp.	3,000	30
Fuji Co., Ltd.	1,000	18
Fujitsu Business Systems Ltd.	1,000	12
Geo Corp.	10	8
H2O Retailing Corp.	3,000	22
Izumi Co., Ltd.	1,000	16
J. Front Retailing Co., Ltd.	4,000	27
Joshin Denki Co., Ltd.	1,000	9
K’s Holdings Corp.	1,000	21
Kato Sangyo Co., Ltd.	1,000	11
Keiyo Co., Ltd.	1,000	5
Kohnan Shoji Co., Ltd.	1,000	16
Kojima Co., Ltd.	3,000	15
Komeri Co., Ltd.	1,000	26
Nice Holdings, Inc.	6,000	14
Nissen Holdings Co., Ltd.	2,000	11
Parco Co., Ltd.	1,000	13
Paris Miki, Inc.	1,000	13
Right On Co., Ltd.	1,000	11
Ryohin Keikaku Co., Ltd.	300	20
Senshukai Co., Ltd.	1,000	8
Shimachu Co., Ltd.	1,000	28
Shimamura Co., Ltd.	300	27
Telepark Corp.	5	5
USS Co., Ltd.	200	14
Yokohama Reito Co., Ltd.	1,000	8

		630

Semiconductors & Semiconductor Equipment 0.5%
Sanken Electric Co., Ltd.	4,000	22
Shindengen Electric Manufacturing Co., Ltd.	3,000	8
Shinko Electric Industries Co., Ltd.	1,000	14
Tokyo Seimitsu Co., Ltd.	1,000	20

See financial notes 89

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Ulvac, Inc.	1,300	53
USC Corp.	1,000	13

		130

Software & Services 0.9%
CSK Holdings Corp.	1,000	21
eAccess Ltd.	14	9
Fuji Soft, Inc.	1,000	19
IT Holdings Corp. *	1,790	37
ITOCHU Techno-Solutions Corp.	400	13
NEC Fielding Ltd.	1,000	12
Net One Systems Co., Ltd.	9	11
Nihon Unisys Ltd.	1,000	14
OBIC Co., Ltd.	40	8
Otsuka Corp.	200	15
SquareEnix Co., Ltd.	300	10
Trans Cosmos, Inc.	1,000	12
Trend Micro, Inc.	1,000	38
Yahoo! Japan Corp.	25	11

		230

Technology Hardware & Equipment 2.2%
Anritsu Corp.	2,000	7
Cmk Corp.	1,000	7
Dainippon Screen Mfg. Co., Ltd.	5,000	22
Daiwabo Information System Co., Ltd.	1,000	17
Hamamatsu Photonics K.K.	1,000	31
Hirose Electric Co., Ltd.	300	36
Hitachi Kokusai Electric, Inc.	1,000	9
Hitachi Maxell Ltd.	1,000	11
Hosiden Corp.	1,000	20
Japan Aviation Electronics Industry Ltd.	1,000	9
Japan Radio Co., Ltd.	4,000	10
Kaga Electronics Co., Ltd.	1,000	13
Mabuchi Motor Co., Ltd.	500	25
Marubun Corp.	2,000	12
Mitsumi Electric Co., Ltd.	1,000	33
NEC Tokin Corp.	1,000	2
Nichicon Corp.	2,000	15
Nidec Sankyo Corp.	1,000	7
Nippon Chemi-Con Corp.	2,000	8
Ryoden Trading Co., Ltd.	2,000	13
Ryosan Co., Ltd.	1,000	22
Ryoyo Electro Corp.	1,000	9
Sanshin Electronics Co., Ltd.	1,000	10
Satori Electric Co., Ltd.	1,000	8
Shimadzu Corp.	2,000	20
Shinko Shoji Co., Ltd.	1,000	11
Star Micronics Co., Ltd.	1,000	17
Taiyo Yuden Co., Ltd.	3,000	35
Tomen Electronics Corp.	1,000	12
Topcon Corp.	1,000	9
Toshiba Tec Corp.	3,000	21
Uniden Corp.	2,000	14
Yamatake Corp.	1,000	29
YASKAWA Electric Corp.	2,000	20

		544

Transportation 1.2%
Daiichi Chuo Kisen Kaisha	1,000	7
Fukuyama Transporting Co., Ltd.	3,000	10
Hitachi Transport System Ltd.	1,000	12
Iino Kaiun Kaisha Ltd.	1,000	11
Japan Airport Terminal Co., Ltd.	1,000	20
Kamigumi Co., Ltd.	4,000	31
Kanagawa Chuo Kotsu Co., Ltd.	1,000	5
Keisei Electric Railway Co., Ltd.	5,000	28
Maruzen Showa Unyu Co., Ltd.	1,000	3
Mitsubishi Logistics Corp.	2,000	27
Mitsui-Soko Co., Ltd.	2,000	10
Nippon Konpo Unyu Soko Co., Ltd.	1,000	14
Nishi-Nippon Railroad Co., Ltd.	7,000	25
Nissin Corp.	2,000	5
Sagami Railway Co., Ltd.	5,000	19
Sankyu, Inc.	4,000	21
Senko Co., Ltd.	2,000	7
Shinwa Kaiun Kaisha Ltd.	1,000	7
The Sumitomo Warehouse Co., Ltd.	3,000	15
Tonami Transportation Co., LTd.	2,000	4

		281

Utilities 0.3%
Saibu Gas Co., Ltd.	4,000	10
Shizuoka Gas Co., Ltd.	1,000	6
The Okinawa Electric Power Co., Inc.	1,000	44
Tokai Corp.	1,000	4

		64

		8,142

Liechtenstein 0.1%

Banks 0.0%
Liechtenstein Landesbank AG	141	12

Diversified Financials 0.1%
Verwaltungs-und Privat-Bank AG	70	18

		30

Luxembourg 0.1%

Real Estate 0.0%
Gagfah S.A.	200	3

Telecommunication Services 0.1%
COLT Telecom Group S.A. *	4,933	17

Transportation 0.0%
Thiel Logistik AG *	3,557	10

		30

Mauritius 0.1%

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	20,000	13

Netherlands 2.9%

Capital Goods 0.7%
Aalberts Industries N.V.	1,120	24
Arcadis N.V.	225	14
Draka Holdings N.V.	710	25
Heijmans N.V. CVA	926	38
Imtech N.V.	1,195	33

90 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Koninklijke Boskalis Westminster N.V. , CVA	388	23
Wavin N.V.	1,794	22

		179

Commercial Services & Supplies 0.1%
USG People N.V. *	769	18

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	394	14
TomTom N.V. *	113	4

		18

Diversified Financials 0.0%
Kas Bank N.V. C.V.A.	225	10

Energy 0.4%
Fugro N.V., C.V.A.	394	35
SBM Offshore N.V.	1,414	54

		89

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	258	12
Super De Boer *	3,560	23

		35

Food, Beverage & Tobacco 0.1%
Koninklijike Wessanen N.V.	2,423	32

Health Care Equipment & Services 0.1%
OPG Groep N.V.	971	26

Materials 0.1%
James Hardie Industries N.V. CDI	4,528	25

Media 0.2%
Reed Elsevier N.V.	2,075	39

Pharmaceuticals & Biotechnology 0.1%
QIAGEN N.V. *	543	12

Real Estate 0.4%
Eurocommercial Properties N.V. CVA	654	38
Nieuwe Steen Investments N.V.	706	20
Vastned Offices/Industrial N.V.	470	16
Vastned Retail N.V.	300	30

		104

Retailing 0.0%
Macintosh Retail Group N.V.	276	7

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	811	19

Technology Hardware & Equipment 0.3%
Gemalto N.V. *	1,124	36
OCE N.V.	2,332	35

		71

Transportation 0.1%
Koninklijke Vopak N.V.	205	14
Smit Internationale N.V.	115	13

		27

		711

New Zealand 0.6%

Consumer Durables & Apparel 0.1%
Fisher & Paykel Appliances Holdings Ltd.	8,288	16

Consumer Services 0.1%
Sky City Entertainment Group Ltd.	8,238	26

Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	6,857	14

Materials 0.1%
Nufarm Ltd.	1,603	27

Media 0.0%
Sky Network Television Ltd.	2,342	8

Real Estate 0.1%
Kiwi Income Property Trust	14,589	14

Retailing 0.0%
The Warehouse Group Ltd.	1,859	8

Transportation 0.1%
Air New Zealand Ltd.	5,621	6
Auckland International Airport Ltd.	11,979	20

		26

Utilities 0.0%
Vector Ltd.	6,331	10

		149

Norway 1.3%

Banks 0.1%
Sparebanken Midt-Norge	1,341	13
Sparebanken Rogaland	1,417	14

		27

Capital Goods 0.2%
Aker Yards A/S *	1,560	21
Renewable Energy Corp. A/S *	309	10
Veidekke A.S.A.	1,688	15

		46

Commercial Services & Supplies 0.0%
Tomra Systems A.S.A.	1,381	10

Consumer Durables & Apparel 0.1%
Ekornes A.S.A.	889	16

Diversified Financials 0.1%
Acta Holding A.S.A. *	3,134	11

Energy 0.3%
BW Gas A.S.A.	738	6
Fred. Olsen Energy A.S.A.	104	7
Petroleum Geo-Services A.S.A. *	1,434	39
Solstad Offshore A.S.A.	170	4
Subsea 7, Inc. *	617	16
TGS Nopec Geophysical Co., A.S.A. *	722	12

		84

Food, Beverage & Tobacco 0.1%
Cermaq A.S.A.	986	11
Marine Harvest *	31,340	21

		32

Media 0.1%
Schibsted A.S.A.	702	21

Technology Hardware & Equipment 0.1%
Tandberg A.S.A.	729	12

See financial notes 91

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Transportation 0.2%
Odfjell SE, B Shares	2,021	27
Stolt-Nielsen S.A.	740	16
Wilh. Wilhelmsen A.S.A.	195	7

		50

		309

Portugal 0.3%

Banks 0.0%
Banif SGPS S.A. — Reg’d	1,340	6

Capital Goods 0.1%
Mota-Engil, SGPS, S.A.	1,241	11

Materials 0.1%
Semapa — Sociedade de Investimento e Gestao, SGPS, S.A.	1,102	15
Sonae Industria-SGPS S.A. *	1,837	13

		28

Media 0.1%
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS S.A.	1,983	27

Retailing 0.0%
SAG GEST — Solucos Automovel Globais, SGPS, S.A.	1,095	4

		76

Republic of Korea 0.1%

Transportation 0.1%
STX Pan Ocean Co., Ltd.	6,000	15

Singapore 2.5%

Capital Goods 0.2%
Gallant Venture Ltd. *	8,000	4
Haw Par Corp., Ltd.	3,000	16
Hong Leong Asia Ltd.	2,000	4
Jaya Holdings Ltd.	6,000	6
SembCorp Marine Ltd.	4,000	11
The Straits Trading Co., Ltd.	1,000	5

		46

Diversified Financials 0.4%
Hong Leong Finance Ltd.	6,000	17
Kim Eng Holdings Ltd.	6,120	10
Singapore Exchange Ltd.	8,000	51
UOB-Kay Hian Holdings Ltd.	4,000	6

		84

Energy 0.2%
Singapore Petroleum Co., Ltd.	7,000	37

Food & Staples Retailing 0.0%
Olam International Ltd.	4,000	8

Food, Beverage & Tobacco 0.1%
Cerebos Pacific Ltd.	1,000	3
Wilmar International Ltd. *	4,000	14

		17

Health Care Equipment & Services 0.0%
Parkway Holdings Ltd.	4,000	10

Insurance 0.0%
Pacific Century Regional Developments Ltd. *	16,000	4

Real Estate 0.8%
Allgreen Properties Ltd.	10,000	10
Ascendas Real Estate Investment Trust (A-REIT)	13,000	25
CapitaCommercial Trust	10,000	17
CapitaMall Trust	9,000	23
Fortune REIT	12,000	8
Guocoland Ltd.	2,000	4
Keppel Land Ltd.	2,000	9
Singapore Land Ltd.	2,000	11
Suntec Real Estate Investment Trust	26,000	29
United Industrial Corp., Ltd.	6,000	12
UOL Group Ltd.	7,000	20
Wheelock Properties (S) Ltd.	4,221	6
Wing Tai Holdings Ltd.	7,000	10
Yanlord Land Group Ltd.	2,000	3

		187

Semiconductors & Semiconductor Equipment 0.1%
Chartered Semiconductor Manufacturing Ltd. *	25,000	15
STATS ChipPAC Ltd. *	6,000	5

		20

Technology Hardware & Equipment 0.2%
Creative Technology Ltd.	2,750	13
Elec & Eltek International Co., Ltd.	3,000	5
Venture Corp., Ltd.	4,000	33

		51

Telecommunication Services 0.1%
MobileOne Ltd.	15,000	21
StarHub Ltd.	4,000	9

		30

Transportation 0.4%
Chuan Hup Holdings Ltd.	70,000	19
ComfortDelGro Corp., Ltd.	36,000	46
Cosco Corp. (Singapore) Ltd.	2,000	5
SIA Engineering Co., Ltd.	2,000	6
Singapore Airport Terminal Services Ltd.	4,000	7
Singapore Post Ltd.	20,000	17
SMRT Corp., Ltd.	6,000	8

		108

		602

92 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Spain 2.1%

Banks 0.2%
Banco de Valencia S.A.	192	11
Banco Guipuzcoano S.A. — Reg’d	754	12
Banco Pastor S.A.	1,773	28

		51

Capital Goods 0.4%
Abengoa S.A.	441	14
Gamesa Corp. Tecnologica S.A.	798	38
Obrascon Huarte Lain S.A.	723	29
Uralita S.A.	700	7
Zardoya Otis S.A.	553	15

		103

Commercial Services & Supplies 0.0%
Prosegur, Compania de Seguridad S.A. — Reg’d	241	10

Consumer Durables & Apparel 0.1%
La Seda de Barcelona S.A., Class B	6,790	13

Consumer Services 0.2%
NH Hoteles S.A. *	2,111	34
Sol Melia S.A.	704	10

		44

Diversified Financials 0.2%
Bolsas y Mercados Espanoles	375	19
Corp. Financiera Alba S.A.	333	23

		42

Food, Beverage & Tobacco 0.2%
Campofrio Alimentacion S.A. *	490	8
Ebro Puleva S.A.	1,843	38
Pescanova S.A.	137	7
Sos Cuetara S.A.	510	11

		64

Insurance 0.1%
Grupo Catalana Occidente S.A.	521	20

Materials 0.1%
Cementos Portland Valderrivas S.A.	128	12
Cie Automotive S.A.	408	4
Grupo Empres Ence S.A.	1,449	14

		30

Media 0.2%
Antena 3 De Television S.A.	1,021	13
Promotora de Informaciones S.A.	1,224	21
Sogecable S.A. *	267	12
Vocento S.A.	652	12

		58

Pharmaceuticals & Biotechnology 0.1%
Grifols S.A.	476	13

Real Estate 0.0%
Inmobiliaria Colonial S.A. *	4,515	7
Parquesol Inmobiliaria S.A.	172	4

		11

Retailing 0.1%
Compania de Distribucion Integral Logista S.A.	214	18

Software & Services 0.1%
Indra Sistemas S.A.	806	22

Transportation 0.1%
Cintra Concesiones de Infraestructuras de Transporte S.A.	810	13

Utilities 0.0%
Iberdrola Renovables *	937	7

		519

Sweden 2.4%

Capital Goods 0.5%
Alfa Laval AB	583	38
Cardo AB	549	15
Haldex AB	559	10
Hexagon AB, Class B	1,040	19
Lindab International AB *	456	11
Peab AB	1,364	12
Saab AB	792	22

		127

Commercial Services & Supplies 0.0%
Securitas Systems AB	3,695	9

Consumer Durables & Apparel 0.1%
JM AB	867	14

Diversified Financials 0.3%
D. Carnegie & Co. AB	1,474	19
Investment AB Oresund	949	19
Ratos AB, B Shares	1,155	40

		78

Energy 0.2%
Brostrom AB, B Shares	2,200	15
Lundin Petroleum AB *	1,244	17
PA Resources AB *	1,117	12

		44

Food & Staples Retailing 0.2%
Axfood AB	588	19
Hakon Invest AB	898	18

		37

Food, Beverage & Tobacco 0.2%
AarhusKarlshamn AB	515	15
Swedish Match AB	1,585	34

		49

Health Care Equipment & Services 0.1%
Getinge AB, B Shares	1,250	32

Materials 0.1%
Billerud	1,579	17
Hoganas AB, B Shares	763	17

		34

Media 0.2%
Eniro AB *	3,357	22

See financial notes 93

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Modern Times Group MTG AB, B Shares	286	21

		43

Real Estate 0.4%
Castellum AB	1,651	18
Fabege AB	3,225	30
Hufvudstaden AB, A Shares	925	9
Kungsleden AB	2,271	23
Lennart Wallenstam Byggnads AB, B Shares *	660	13

		93

Retailing 0.1%
Bilia AB, A Shares	1,109	12
Nobia AB	1,223	8

		20

		580

Switzerland 3.3%

Automobiles & Components 0.1%
Rieter Holding AG — Reg’d	91	34

Banks 0.2%
Banque Cantonale Vaudoise — Reg’d	28	11
Basler Kantonalbank	258	29
Luzerner Kantonalbank — Reg’d	22	5
St. Galler Kantonalbank — Reg’d	21	10

		55

Capital Goods 0.7%
Bucher Industries AG — Reg’d	81	22
Conzzeta Holding AG *	2	5
Daetwyler Holding AG *	71	5
Geberit AG — Reg’d	269	41
Georg Fischer AG — Reg’d *	67	37
Implenia AG *	376	12
Kaba Holding AG, Class B — Reg’d	42	13
Sulzer AG — Reg’d	280	37

		172

Consumer Durables & Apparel 0.1%
AFG Arbonia-Forster Holding AG	35	11
Forbo Holding AG — Reg’d *	35	18

		29

Consumer Services 0.1%
Kuoni Reisen Holding AG — Reg’d	34	20

Diversified Financials 0.1%
Bank Sarasin & Cie AG — Reg’d., Series B	3	14
Compagnie Financiere Tradition *	18	3
EFG International — Reg’d	177	5
Vontobel Holding AG	388	15

		37

Food, Beverage & Tobacco 0.3%
Barry Callebaut AG — Reg’d *	15	11
Bell Holding AG	3	5
Emmi AG — Reg’d	40	6
Lindt & Spruengli AG — Reg’d	3	9
Lindt & Spruengli AG — Reg’d1	1	33

		64

Health Care Equipment & Services 0.3%
Galenica AG — Reg’d	32	10
Nobel Biocare Holding AG	990	36
Sonova Holding AG — Reg’d	242	20
Straumann Holding AG — Reg’d	22	6

		72

Insurance 0.1%
Schweizerische Naional-Versicherungs-Gesellschaft — Reg’d	20	16

Materials 0.3%
EMS-Chemie Holding AG	220	33
Schmolz & Bickenbach AG — Reg’d	181	15
Sika AG	8	14

		62

Media 0.1%
PubliGroupe S.A. — Reg’d	48	14

Pharmaceuticals & Biotechnology 0.2%
Actelion Ltd. *	154	8
Lonza Group AG — Reg’d	305	41

		49

Real Estate 0.2%
Allreal Holding AG — Reg’d	50	7
PSP Swiss Property AG *	347	21
Swiss Prime Site AG — Reg’d *	171	11

		39

Retailing 0.2%
Charles Vogele Holding AG *	137	11
Jelmoli Holding AG	7	18
Valora Holding AG — Reg’d	86	22

		51

Semiconductors & Semiconductor Equipment 0.1%
Micronas Semiconductor Holding AG — Reg’d *	1,972	15
OC Oerlikon Corp. AG — Reg’d *	47	16

		31

Technology Hardware & Equipment 0.1%
Logitech International S.A. — Reg’d *	1,119	34

Transportation 0.1%
Flughafen Zuerich AG — Reg’d	20	9
Panalpina Welttransport Holding AG — Reg’d	165	20

		29

Utilities 0.0%
Energiedienst Holding AG — Reg’d *	6	4

		812

Thailand 0.0%

Telecommunication Services 0.0%
Total Access Communication Public Co., Ltd. *	4,800	7

94 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

United Kingdom 13.9%

Banks 0.1%
Paragon Group Cos. plc	8,132	16

Capital Goods 2.5%
Ashtead Group plc	14,215	17
Bodycote International plc	5,892	28
BSS Group plc	1,767	14
Carillion plc	4,879	35
Charter plc	1,505	27
Cobham plc	12,035	52
Cookson Group plc	2,707	38
Enodis plc	4,875	23
Fenner plc	1,848	9
FKI plc	23,245	40
Galliford Try plc	11,373	12
Interserve plc	2,685	26
Invensys plc *	8,701	51
Keller Group plc	1,390	19
Kier Group plc	948	22
Meggitt plc	5,659	33
Melrose plc	3,155	10
Morgan Crucible Co., plc	3,198	14
Morgan Sindall plc	766	15
Qinetiq plc	4,720	18
SIG plc	1,938	29
Spirax-Sarco Engineering plc	953	21
The Weir Group plc	1,807	30
Ultra Electronics Holdings plc	568	15
VT Group plc	1,623	22

		620

Commercial Services & Supplies 1.2%
Aggreko plc	1,840	21
Babcock International Group	1,622	19
Capita Group plc	3,319	44
De La Rue plc Group	1,608	27
Homeserve plc	482	19
Intertek Group plc	1,120	22
Michael Page International plc	2,379	14
Mitie Group plc	3,195	15
Regus Group plc	4,544	8
Serco Group plc	3,723	32
Shanks Group plc	3,523	17
The Davis Service Group plc	3,773	35
WS Atkins plc	852	18

		291

Consumer Durables & Apparel 0.6%
Aga Foodservice Group plc	3,032	17
Bovis Homes Group plc	2,930	27
Burberry Group plc	4,228	40
Headlam Group plc	2,074	17
Redrow plc	4,586	23
The Berkeley Group Holdings plc *	1,795	33

		157

Consumer Services 0.5%
Greene King plc	3,164	32
Holidaybreak plc	1,551	16
J.D. Wetherspoon plc	3,742	20
Luminar Group Holdings plc	2,855	18
Millennium & Copthorne Hotels plc	2,941	23
Restaurant Group plc	4,589	13

		122

Diversified Financials 0.8%
Aberdeen Asset Management plc	8,588	24
Ashmore Group plc	1,295	7
Cattles plc	7,780	37
F&C Asset Management plc	3,652	12
Henderson Group plc	9,425	23
HSBC Infrastructure Co., Ltd.	6,284	15
Intermediate Capital Group plc	1,035	32
London Stock Exchange Group plc	787	17
Tullett Prebon plc	2,644	23

		190

Energy 1.0%
Acergy S.A.	852	21
Burren Energy plc	397	10
Cairn Energy plc *	302	19
Dana Petroleum plc *	566	19
Expro International Group plc	575	17
Hunting plc	1,415	25
John Wood Group plc	2,549	21
Petrofac Ltd.	1,086	13
Premier Oil plc *	617	19
Tullow Oil plc	2,547	38
UK Coal plc *	1,880	17
Venture Production plc	1,177	17

		236

Food, Beverage & Tobacco 0.8%
Britvic plc	3,494	23
Dairy Crest Group plc	3,372	27
Greggs plc	189	17
Marston’s plc	8,002	32
Northern Foods plc	17,173	29
Premier Foods plc	16,635	42
Robert Wiseman Dairies plc	587	6
Uniq plc	5,012	11

		187

Health Care Equipment & Services 0.1%
Southern Cross Healthcare Ltd.	1,651	11
SSL International plc	1,563	14

		25

Household & Personal Products 0.1%
McBride plc	6,251	13
PZ Cussons plc	2,447	9

		22

Insurance 0.7%
Admiral Group plc	1,073	19
Amlin plc	8,135	44
Beazley Group plc	3,810	11
Benfield Group plc	2,383	12
Brit Insurance Holdings plc	8,300	40
Chaucer Holdings plc	5,739	10
Jardine Lloyd Thompson Group plc	2,694	20
St. James’s Place plc	1,687	9

		165

Materials 0.4%
Croda International plc	1,388	19

See financial notes 95

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

DS Smith plc	14,113	36
Filtrona plc	3,112	9
Marshalls plc	2,795	13
RPC Group plc	2,985	12
Yule Catto & Co. plc	4,028	13

		102

Media 0.7%
Euromoney Institutional Investor plc	580	4
GCap Media plc	3,427	15
Informa plc	5,613	38
Johnston Press Group plc	8,676	22
Reed Elsevier plc	3,638	46
St. Ives plc	3,422	16
Taylor Nelson Sofres plc	5,954	24

		165

Real Estate 1.0%
Big Yellow Group plc	838	7
Brixton plc	6,130	36
Capital & Regional plc	1,874	16
CLS Holdings plc *	1,424	10
Daejan Holdings plc	82	4
Derwent London plc	699	19
Eurocastle Investment Ltd.	1,084	13
Grainger plc	1,164	8
Great Portland Estates plc	2,938	27
Invista Foundation Property Trust Ltd.	7,262	10
Mapeley Ltd.	242	6
Minerva plc *	3,820	7
Quintain Estates & Development plc	1,855	15
Savills plc	1,907	10
Shaftesbury plc	1,913	20
St. Modwen Properties plc	1,366	12
Unite Group plc	1,508	9
Warner Estate Holdings plc	1,185	6
Workspace Group plc	2,392	11

		246

Retailing 1.4%
Carpetright plc	1,277	19
Debenhams plc	21,307	27
Findel plc	1,359	8
Galiform plc *	12,172	16
Game Group plc	3,074	17
Halfords Group plc	3,587	20
HMV Group plc	5,243	14
JJB Sports plc	7,321	16
John Menzies plc	1,573	18
Lookers plc	5,403	10
N Brown Group plc	2,531	12
Pendragon plc	68,258	53
Smiths News plc	6,719	14
Sports Direct International	5,755	13
WH Smith plc	3,548	30
Woolworths Group plc	211,065	48

		335

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	9,072	18
CSR plc *	2,596	20

		38

Software & Services 0.2%
Computacenter plc	6,755	26
Dimension Data Holdings plc	12,265	11
Misys plc	8,419	26

		63

Technology Hardware & Equipment 0.5%
Halma plc	4,166	18
Laird Group plc	2,179	21
Premier Farnell plc	5,975	21
Renishaw plc	387	6
Rotork plc	691	15
Spectris plc	1,470	22
TT electronics plc	8,228	19

		122

Telecommunication Services 0.2%
Inmarsat plc	2,407	22
KCOM Group plc	15,584	15
Thus Group plc *	7,096	17

		54

Transportation 0.9%
Air Berlin plc *	959	12
Avis Europe plc *	25,258	12
BBA Aviation plc	12,319	38
Forth Ports plc	466	20
Northgate plc	2,109	25
Stagecoach Group plc	9,327	47
TDG plc	2,974	13
The Go-Ahead Group plc	885	29
Wincanton plc	3,048	21

		217

Utilities 0.1%
Northumbrian Water Group plc	4,871	31

		3,404

Total Common Stock (Cost $22,987)		23,919

Other Investment Companies 1.7% of net assets
Australian Infrastructure Fund	5,843	15
CML Healthcare Income Fund	640	10
iShares MSCI EAFE Index Fund	5,000	379

Total Other Investment Companies (Cost $403)		404

Preferred Stock 0.4% of net assets

Germany 0.4%

Capital Goods 0.1%
Jungheinrich AG	778	26

Consumer Durables & Apparel 0.1%
Hugo Boss AG	347	18

Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGAA	291	20

96 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Materials 0.0%
Fuchs Petrolub AG	77	8

Transportation 0.1%
Sixt AG	481	20

		92

Total Preferred Stock (Cost $82)		92

Rights 0.0% of net assets

Spain 0.0%

Banks 0.0%
Banco de Valencia S.A. *	192	—

Sweden 0.0%

Capital Goods 0.0%
JM AB * (a)	655	—

United Kingdom 0.0%

Capital Goods 0.0%
Melrose plc * (a)	2,366	—

Total Rights (Cost $1)		—

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 3.2% of net assets

Commercial Paper & Other Obligations 3.2%
Citibank, London Time Deposit
2.09%, 05/01/08	641	641
Wells Fargo, Grand Cayman Time Deposit
2.09%, 05/01/08	153	153

Total Short-Term Investments (Cost $794)		794

End of Investments.

(All dollar amounts are x1,000)

At 04/30/08, the tax basis cost of the fund’s investments was $24,318, and the unrealized appreciation and depreciation were $1,592 and ($701), respectively, with a net unrealized appreciation of $891.

As of 04/30/08, the prices of certain foreign securities held by the fund aggregating $22,026 were adjusted from their market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by Management.

CDI — CHESS Depository Interest
CVA — Dutch Certificate

See financial notes 97

 Schwab Fundamental International Small-Mid Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $24,267)		$25,209
Foreign currency, at value (cost $5)		5
Receivables:
Investments sold		754
Dividends (net of $10 foreign withholding tax)		136
Fund shares sold		125
Due from investment adviser		9
Foreign tax reclaims	+	4

Total assets		26,242

Liabilities
Payables:
Investments bought		1,751
Fund shares redeemed		1
Accrued expenses	+	87

Total liabilities		1,839

Net Assets
Total assets		26,242
Total liabilities	−	1,839

Net assets		$24,403
Net Assets by Source
Capital received from investors		23,365
Net investment income not yet distributed		201
Net realized capital losses		(104)
Net unrealized capital gains		941

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$3,734		355		$10.51	*
Select Shares	$4,323		411		$10.52
Institutional Shares	$16,346		1,554		$10.52

*	Due to rounding, net assets divided by shares outstanding does not equal the net asset value per share.

98 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Statement of
Operations
For January 31, 2008* through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of $20 foreign withholding tax)		$225
Interest	+	8

Total investment income		233

Net Realized Gains and Losses
Net realized losses on investments		(106)
Net realized gains on foreign currency transactions	+	2

Net realized losses on investments		(104)

Net Unrealized Gains and Losses
Net unrealized gains on investments		942
Net unrealized losses on foreign currency translations	+	(1)

Net unrealized gains		941

Expenses
Investment adviser and administrator fees		20
Transfer agent and shareholder service fees:
Investor Shares		2
Select Shares		1
Institutional Shares		4
Custodian fees		187
Portfolio accounting fees		19
Registration fees		16
Professional fees		8
FTSE RAFI Index fee		5
Trustees’ fees		2
Interest expense		2
Shareholder reports	+	1

Total expenses		267
Expense reduction by adviser and Schwab	−	235

Net expenses		32

Increase (Decrease) in Net Assets from Operations
Total investment income		233
Net expenses	−	32

Net investment income		201
Net realized losses		(104)
Net unrealized gains	+	941

Increase in net assets from operations		$1,038

*	Commencement of operations.

See financial notes 99

 Schwab Fundamental International Small-Mid Company Index Fund

Statements of
Changes in Net Assets
For the current report period; unaudited. All numbers x 1,000.

Operations

		1/31/08*-4/30/08
Net investment income		$201
Net realized losses		(104)
Net unrealized gains	+	941

Increase in net assets from operations		$1,038

Dividends from net realized gains

Transactions in Fund Shares

		1/31/08*-4/30/08
		SHARES	VALUE

Shares Sold
Investor Shares		377	$3,799
Select Shares		415	4,229
Institutional Shares	+	1,555	15,604

Total shares sold		2,347	$23,632

Shares Redeemed
Investor Shares		(22)	($222)
Select Shares		(4)	(40)
Institutional Shares	+	(1)	(5)

Total shares redeemed		(27)	($267)

Net transactions in fund shares		2,320	$23,365

Shares Outstanding and Net Assets
		1/31/08*-4/30/08
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	2,320	24,403

End of period		2,320	24,403

Net investment income not yet distributed			$201

*	Commencement of operations.

100 See financial notes

Schwab Fundamental Emerging Markets Index Fund

Financial Statements

Financial Highlights

	1/31/08[1]–
Investor Shares	4/30/08*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gains (losses)	0.96

Total from investment operations	0.99

Net asset value at end of period	10.99

Total return (%)	9.90	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.85	[3,4]
Gross operating expenses	4.65	[3]
Net investment income (loss)	1.48	[3]
Portfolio turnover rate	102	[2]
Net assets, end of period ($ x 1,000,000)	7

	1/31/08[1]–
Select Shares	4/30/08*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gains (losses)	0.97

Total from investment operations	1.00

Net asset value at end of period	11.00

Total return (%)	10.00	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.71	[3,5]
Gross operating expenses	4.44	[3]
Net investment income (loss)	1.72	[3]
Portfolio turnover rate	102	[2]
Net assets, end of period ($ x 1,000,000)	7
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.84% for the period end, if interest expenses had not been included.
5 The ratio of net operating expenses would have been 0.69% for the period end, if interest expenses had not been included.

See financial notes 101

 Schwab Fundamental Emerging Markets Index Fund

Financial Highlights continued

	1/31/08[1]–
Institutional Shares	4/30/08*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10
Net realized and unrealized gains (losses)	0.89

Total from investment operations	0.99

Net asset value at end of period	10.99

Total return (%)	9.90	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.61	[3,4]
Gross operating expenses	4.50	[3]
Net investment income (loss)	1.58	[3]
Portfolio turnover rate	102	[2]
Net assets, end of period ($ x 1,000,000)	7
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.60% for the period end, if interest expenses had not been included.

102 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

84.5%		Common Stock	15,835	17,421
10.3%		Preferred Stock	1,826	2,131
	—%	Rights	—	—
9.4%		Short-Term Investments	1,938	1,938

104.2%		Total Investments	19,599	21,490
(4	.2)%	Other Assets and Liabilities		(868)

100.0%		Net Assets		20,622

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 84.5% of net assets

Argentina 0.1%

Energy 0.1%
Petrobras Energia Participaciones S.A.	14,401	18

Telecommunication Services 0.0%
Telecom Argentina S.A., Class B *	3,034	11

		29

Brazil 3.4%

Banks 0.3%
Banco do Brasil S.A.	3,700	64
Banco Nossa Caixa S.A.	500	8

		72

Capital Goods 0.3%
Empresa Brasileira de Aeronautica S.A.	5,700	59

Energy 1.1%
Petroleo Brasiliero S.A.	7,500	231

Food, Beverage & Tobacco 0.1%
Souza Cruz S.A.	400	11

Materials 0.8%
Companhia Siderurgica Nacional S.A.	1,700	75
Companhia Vale do Rio Doce	2,000	79
Gerdau S.A.	200	6
Usinas Siderurgicas de Minas Gerais S.A.	300	15

		175

Telecommunication Services 0.2%
Brasil Telecom Participacoes S.A.	400	13
Tele Norte Leste Participacoes S.A.	400	12
Telesp - Telecomunicacoes de Sao Paulo S.A.	500	12
Tim Participacoes S.A. *	700	3

		40

Utilities 0.6%
Centrais Eletricas Brasileiras S.A.	5,400	81
Companhia de Saneamento Basico do Estado de Sao Paulo	600	15
Companhia Energetica de Minas Gerais	104	2
CPFL Energia S.A.	200	5
Tractebel Energia S.A.	1,200	17

		120

		708

Chile 0.8%

Banks 0.1%
Banco Santander Chile S.A.	221,108	11

Capital Goods 0.1%
Empresas Copec S.A.	2,018	34

Food & Staples Retailing 0.0%
Cencosud S.A.	2,035	9

Retailing 0.1%
S.A.C.I. Falabella S.A.	2,073	11

Telecommunication Services 0.1%
Compania de Telecomunicaciones de Chile S.A., Class A	11,948	23

Utilities 0.4%
Empresa Nacional de Electricidad S.A.	17,741	28
Enersis S.A.	139,802	52

		80

		168

China 18.1%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	20,000	11

Banks 3.2%
Bank of China Ltd., Class H	279,000	142
Bank of Communications Co., Ltd., Class H	36,000	52
China CITIC Bank, Class H *	24,000	16
China Construction Bank Corp., Class H	223,000	201
China Merchants Bank Co., Ltd., Class H *	11,000	46
Industrial & Commercial Bank of China Ltd., Class H	259,000	205

		662

See financial notes 103

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Capital Goods 0.5%
China Communications Construction Co., Ltd., Class H	7,000	17
China International Marine Containers (Group) Co., Ltd., Class B	16,000	24
China Railway Group Ltd., Class H *	64,000	61
Shanghai Electric Group Co., Ltd., Class H	12,000	7

		109

Energy 10.8%
China Coal Energy Co., Class H	16,000	34
China Petroleum & Chemical Corp., Class H	345,000	371
China Shenhua Energy Co., Ltd., Class H	36,000	165
PetroChina Co., Ltd., Class H	1,089,000	1,636
Yanzhou Coal Mining Co., Ltd., Class H	11,000	20

		2,226

Insurance 1.3%
China Life Insurance Co., Ltd., Class H	43,000	187
PICC Property & Casualty Co., Ltd., Class H	12,000	12
Ping An Insurance (Group) Co., of China Ltd., Class H	8,500	81

		280

Materials 0.7%
Aluminum Corp. of China Ltd., Class H	34,000	58
Angang Steel Co., Ltd., Class H *	12,000	30
Jiangxi Copper Co., Ltd., Class H	6,000	15
Maanshan Iron & Steel Co., Ltd., Class H	39,000	25
Sinopec Shanghai Petrochemical Co., Ltd., Class H	48,000	19

		147

Telecommunication Services 0.4%
China Telecom Corp., Ltd., Class H	110,000	74

Transportation 0.6%
Air China Ltd., Class H	20,000	15
China COSCO Holdings Co., Ltd., Class H *	12,500	37
China Shipping Container Lines Co., Ltd., Class H	73,000	32
China Shipping Development Co., Ltd., Class H	4,000	13
China Southern Airlines Co., Ltd., Class H *	17,000	11
Jiangsu Expressway Co., Ltd., Class H	14,000	13
Zhejiang Expressway Co., Ltd., Class H	10,000	11

		132

Utilities 0.5%
Datang International Power Generation Co., Ltd., Class H	39,000	27
Huadian Power International Corp., Ltd., Class H	40,000	14
Huaneng Power International, Inc., Class H	68,000	57

		98

		3,739

Columbia 0.1%

Diversified Financials 0.1%
Suramericana de Inversiones S.A.	1,429	14

Czech Republic 0.8%

Banks 0.1%
Komercni Banka A/S	60	15

Materials 0.1%
Unipetrol A/S *	900	15

Telecommunication Services 0.3%
Telefonica 02 Czech Republic A/S	1,900	58

Utilities 0.3%
CEZ *	900	66

		154

Hungary 0.7%

Banks 0.3%
OTP Bank Nyrt.	1,555	66

Energy 0.3%
MOL Hungarian Oil & Gas Nyrt.	474	68

Telecommunication Services 0.1%
Magyar Telekom Nyrt.	3,633	19

		153

India 2.8%

Banks 0.4%
Canara Bank Ltd.	1,393	8
ICICI Bank Ltd.	1,380	30
Punjab National Bank Ltd.	1,026	14
State Bank of India	480	21

		73

Capital Goods 0.2%
Bharat Heavy Electricals Ltd.	136	6
Larsen & Toubro Ltd.	217	16
Tata Motors Ltd.	854	14

		36

Energy 0.9%
Bharat Petroleum Corp., Ltd.	1,874	19
Hindustan Petroleum Corp., Ltd.	4,898	31
Indian Oil Corp., Ltd.	1,346	15
Oil & Natural Gas Corp., Ltd.	1,675	43
Reliance Industries Ltd. *	1,300	84

		192

Food, Beverage & Tobacco 0.2%
ITC Ltd.	6,292	34

Household & Personal Products 0.1%
Hindustan Unilever Ltd.	3,352	21

104 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Materials 0.4%
Grasim Industries Ltd. *	272	16
Hindalco Industries Ltd. *	4,314	21
Steel Authority of India Ltd.	1,406	7
Tata Steel Ltd.	2,443	49

		93

Software & Services 0.3%
Infosys Technologies Ltd.	1,213	53
Tata Consultancy Services	327	7
Wipro Ltd.	519	6

		66

Telecommunication Services 0.2%
Bharti Airtel Ltd. *	826	18
Mahanagar Telephone Nigam Ltd.	3,041	8
Reliance Communications Ltd.	803	12

		38

Utilities 0.1%
Gail India Ltd.	1,371	15
NTPC Ltd.	2,746	13

		28

		581

Indonesia 0.7%

Automobiles & Components 0.1%
PT Astra International Tbk	12,000	26

Banks 0.2%
PT Bank Central Asia Tbk	53,000	17
PT Bank Danamon Indonesia Tbk	6,000	4
PT Bank Mandiri	32,500	10
PT Bank Rakyat Indonesia	25,000	16

		47

Food, Beverage & Tobacco 0.1%
PT Gudang Garam Tbk	10,500	8

Telecommunication Services 0.3%
PT Indosat Tbk	15,500	10
PT Telekomunikasi Indonesia	50,500	49

		59

		140

Israel 1.3%

Banks 0.4%
Bank Hapoalim B.M.	13,456	57
Bank Leumi Le-Israel	5,285	26
Israel Discount Bank, Class A *	2,857	7

		90

Capital Goods 0.2%
Discount Investment Corp. — Reg’d	290	8
IDB Development Corp., Ltd.	427	12
IDB Holding Corp., Ltd.	408	11

		31

Materials 0.2%
Israel Chemicals Ltd.	1,082	20
The Israel Corp., Ltd. *	10	12

		32

Pharmaceuticals & Biotechnology 0.4%
Teva Pharmaceutical Industries Ltd.	1,948	92

Telecommunication Services 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	14,870	28

		273

Luxembourg 0.2%

Energy 0.2%
Tenaris S.A.	1,237	33

Malaysia 2.1%

Banks 1.0%
Bumiputra-Commerce Holdings Berhad	11,100	35
Malayan Banking Berhad	37,700	96
Public Bank Berhad	20,300	73

		204

Capital Goods 0.2%
Sime Darby Berhad	12,700	39

Consumer Services 0.1%
Genting Berhad	12,100	25

Food, Beverage & Tobacco 0.2%
British American Tobacco Malaysia Berhad	1,300	17
IOI Corp., Berhad	7,700	18

		35

Telecommunication Services 0.2%
Telekom Malaysia Berhad	7,300	8
TM International Bhd *	11,300	26

		34

Transportation 0.2%
MISC Berhad	11,900	35
PLUS Expressways Berhad	10,800	11

		46

Utilities 0.2%
Petronas Gas Berhad	3,400	11
Tenaga Nasional Berhad	6,900	14
YTL Corp. Berhad	5,100	12
YTL Power International Berhad	14,800	12

		49

		432

Mexico 5.7%

Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., Class O	7,800	34

Capital Goods 0.1%
Alfa S.A.B., Class A	3,700	26

Food & Staples Retailing 0.3%
Organizacion Soriana S.A.B de C.V., Series B	2,800	9

See financial notes 105

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Wal-Mart de Mexico S.A.B. de C.V., Series V	10,200	41

		50

Food, Beverage & Tobacco 1.1%
Coca-Cola Femsa S.A.B. de C.V., Series L	8,700	45
Fomento Economico Mexicano S.A.B. de C.V.	21,900	95
Grupo Bimbo S.A.B. de C.V., Series A	2,100	14
Grupo Modelo S.A. de C.V., Series C	15,700	69

		223

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	5,800	28

Materials 1.4%
Cemex S.A.B. de C.V. *	67,700	188
Grupo Mexico S.A.B. de C.V., Series B	13,800	101

		289

Media 0.2%
Grupo Televisa S.A.	9,800	48

Telecommunication Services 2.3%
America Movil S.A.B. de C.V., Series L	55,900	162
Carso Global Telecom S.A.B. de C.V., Class A1 *	13,200	65
Telefonos de Mexico S.A.B. de C.V.	135,200	245

		472

		1,170

Philippines 0.1%

Banks 0.0%
Bank of the Philippine Islands	7,500	9

Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	150	9

		18

Poland 1.4%

Banks 0.4%
Bank Handlowy w Warszawie S.A.	292	11
Bank Pekao S.A.	378	33
Bank Przemyslowo-Handlowy	324	13
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,279	26

		83

Energy 0.6%
Polski Koncern Naftowy Orlen S.A. *	5,333	101
Polskie Gornictwo Naftowe I Gazownictwo S.A.	7,664	14

		115

Materials 0.1%
KGHM Polska Miedz S.A.	592	27

Telecommunication Services 0.3%
Telekomunikacja Polska S.A.	6,709	68

		293

Republic of Korea 16.6%

Automobiles & Components 1.7%
Hyundai Mobis	452	41
Hyundai Motor Co.	2,673	225
Kia Motors Corp. *	5,200	69
Korea Kumho Petrochemical Co., Ltd.	510	25

		360

Banks 1.9%
Hana Financial Group, Inc.	690	31
Industrial Bank of Korea	840	16
Kookmin Bank	2,750	192
Korea Exchange Bank	1,220	19
Shinhan Financial Group Co., Ltd.	1,820	105
Woori Finance Holdings Co., Ltd.	1,390	27

		390

Capital Goods 3.6%
CJ Corp. *	198	16
Daelim Industrial Co., Ltd.	177	24
Daewoo Engineering & Construction Co., Ltd.	410	7
Doosan Corp. *	242	41
Doosan Heavy Industries & Construction Co., Ltd.	79	8
GS Engineering & Construction Corp.	128	19
Hyundai Engineering & Construction Co., Ltd.	220	20
Hyundai Heavy Industries Co., Ltd.	113	40
Kumho Industrial Co., Ltd.	490	16
LG Corp.	1,850	153
LG International Corp.	1,950	44
LS Cable Ltd.	262	26
Samsung C & T Corp.	1,155	80
SK Holdings Co., Ltd.	1,476	229
SK Networks Co., Ltd. *	968	19

		742

Consumer Durables & Apparel 1.0%
LG Electronics, Inc.	1,296	201

Diversified Financials 0.0%
Samsung Card Co., Ltd.	167	9

Energy 0.6%
GS Holdings Corp.	830	33
S-Oil Corp.	871	59
SK Energy Co., Ltd.	261	32

		124

Food & Staples Retailing 0.1%
Shinsegae Co., Ltd.	43	28

Food, Beverage & Tobacco 0.1%
KT&G Corp.	308	26

Insurance 0.2%
Samsung Fire & Marine Insurance Co., Ltd.	155	34

106 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Materials 1.6%
Dongkuk Steel Mill Co., Ltd.	410	19
Hanwha Corp.	949	45
Hyosung Corp.	370	23
Hyundai Steel Co.	183	14
LG Chem Ltd.	489	49
POSCO	374	184

		334

Retailing 0.1%
Lotte Shopping Co., Ltd	33	12

Semiconductors & Semiconductor Equipment 3.3%
Hynix Semiconductor, Inc. *	1,520	41
Samsung Electronics Co., Ltd.	909	644

		685

Technology Hardware & Equipment 0.3%
LG Display Co., Ltd.	470	21
Samsung SDI Co., Ltd. *	535	41

		62

Telecommunication Services 1.1%
KT Corp.	1,970	91
KT Freetel Co., Ltd. *	850	23
LG Dacom Corp.	694	13
LG Telecom Ltd.	1,454	13
SK Telecom Co., Ltd.	392	79

		219

Transportation 0.3%
Hanjin Shipping Co., Ltd.	680	29
Hyundai Merchant Marine Co., Ltd.	300	13
Korean Air Lines Co., Ltd.	273	15

		57

Utilities 0.7%
Korea Electric Power Corp.	3,510	117
Korea Gas Corp.	234	18

		135

		3,418

Russia 6.5%

Banks 0.4%
Sberbank GDR — Reg’d	160	59
VTB Bank OJSC GDR — Reg’d *	2,078	15

		74

Energy 5.1%
Gazprom ADR — Reg’d	8,097	428
LUKOIL ADR	3,900	351
Rosneft Oil Co. GDR	5,711	56
Surgutneftegaz ADR	14,041	136
Tatneft GDR	590	75

		1,046

Materials 0.4%
Cherepovets MK Severstal GDR	806	20
Mining & Metallurgical Co., Norilsk Nickel	2,500	67

		87

Telecommunication Services 0.4%
Mobile TeleSystems ADR	413	32
Sistema JSFC GDR	657	20
Vimpel-Communications ADR	874	26

		78

Utilities 0.2%
RAO Unified Energy System of Russia GDR - Reg’d *	507	47

		1,332

South Africa 6.0%

Banks 1.0%
ABSA Group Ltd.	2,830	36
Nedbank Group Ltd.	2,061	31
Standard Bank Group Ltd.	12,259	145

		212

Capital Goods 0.5%
Barloworld Ltd.	4,051	59
Bidvest Group Ltd.	2,742	41

		100

Diversified Financials 0.7%
FirstRand Ltd.	35,118	72
Remgro Ltd.	2,388	63
RMB Holdings Ltd.	5,040	17

		152

Energy 0.6%
Sasol	2,271	129

Food & Staples Retailing 0.1%
Pick’n Pay Stores Ltd.	3,296	13

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	1,557	30

Insurance 0.6%
Liberty Group Ltd. *	2,193	21
Sanlam Ltd.	34,825	91

		112

Materials 1.5%
Anglo Platinum Ltd.	329	52
ArcelorMittal South Africa Ltd., Series L	1,311	39
Gold Fields Ltd.	2,622	35
Harmony Gold Mining Co., Ltd. *	2,044	24
Impala Platinum Holdings Ltd.	1,728	70
Mondi Ltd.	6,636	55
Sappi Ltd.	3,035	41

		316

Telecommunication Services 0.7%
MTN Group Ltd.	4,313	82
Telkom South Africa Ltd.	3,246	55

		137

Transportation 0.2%
Imperial Holdings Ltd. *	4,422	44

		1,245

Taiwan 14.1%

Automobiles & Components 0.2%
China Motor Corp.	18,000	16
Yulon Motor Co., Ltd.	13,000	17

		33

See financial notes 107

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Banks 2.0%
Chang Hwa Commercial Bank	32,000	26
China Development Financial Holding Corp.	90,000	42
Chinatrust Financial Holding Co., Ltd. *	61,000	64
First Financial Holding Co., Ltd.	37,000	45
Hua Nan Financial Holdings Co., Ltd.	37,000	38
Mega Financial Holding Co., Ltd.	97,000	85
SinoPac Financial Holdings Co., Ltd.	76,000	37
Taishin Financial Holdings Co., Ltd. *	85,000	44
Taiwan Cooperative Bank	27,000	28

		409

Capital Goods 0.2%
Far Eastern Textile Ltd.	23,000	38

Consumer Durables & Apparel 0.2%
Pou Chen Corp.	38,000	40

Diversified Financials 0.4%
Fubon Financial Holding Co., Ltd.	64,000	76

Energy 0.1%
Formosa Petrochemical Corp.	7,000	21

Food & Staples Retailing 0.0%
President Chain Store Corp.	3,000	10

Food, Beverage & Tobacco 0.1%
Uni-President Enterprises Corp.	21,000	30

Insurance 0.5%
Cathay Financial Holding Co., Ltd.	26,000	73
Shin Kong Financial Holding Co., Ltd.	30,000	28

		101

Materials 2.2%
China Steel Corp.	99,000	162
Formosa Chemicals & Fibre Corp.	39,000	95
Formosa Plastics Corp.	34,000	97
Nan Ya Plastics Corp.	41,000	96
Taiwan Cement Corp.	8,000	13

		463

Semiconductors & Semiconductor Equipment 3.3%
Advanced Semiconductor Engineering, Inc.	27,000	28
Inotera Memories, Inc.	10,000	9
MediaTek, Inc.	4,000	52
Nanya Technology Corp.	45,000	29
Powerchip Semiconductor Corp.	123,000	50
ProMOS Technologies, Inc.	128,000	34
Siliconware Precision Industries Co.	19,000	32
Taiwan Semiconductor Manufacturing Co. Ltd.	168,000	369
United Microelectronics Corp.	122,000	75

		678

Technology Hardware & Equipment 3.7%
Acer, Inc.	31,000	67
Asustek Computer, Inc.	23,000	74
AU Optronics Corp.	44,000	86
Behavior Technology Computer Corp. *	149,000	72
Chi Mei Optoelectronics Corp.	31,000	43
Chunghwa Picture Tubes, Ltd. *	81,000	25
Compal Electronics, Inc.	58,000	65
Delta Electronics, Inc.	10,000	30
Hon Hai Precision Industry Co., Ltd.	25,000	145
Inventec Co., Ltd.	44,000	28
Lite-On Technology Corp.	30,000	35
Qisda Corp. *	19,000	17
Quanta Computer, Inc.	24,000	40
Tatung Co., Ltd. *	47,000	28

		755

Telecommunication Services 0.9%
Chunghwa Telecom Co., Ltd.	50,000	129
Far EasTone Telecommunications Co., Ltd.	18,622	32
Taiwan Mobile Co., Ltd.	16,000	30

		191

Transportation 0.3%
China Airlines	14,000	7
Evergreen Marine Corp.	21,000	20
Wan Hai Lines Ltd.	14,000	13
Yang Ming Marine Transport	25,000	19

		59

		2,904

Thailand 2.0%

Banks 0.3%
Bangkok Bank Public Co., Ltd. — Reg’d	5,000	22
Kasikornbank Public Co., Ltd.	4,700	13
Krung Thai Bank Public Co., Ltd.	30,400	10
Siam Commercial Bank Public Co., Ltd.	5,700	17

		62

Diversified Financials 0.1%
KGI Securities Thailand Public Co., Ltd.	237,800	17

Energy 0.6%
IRPC PCL	73,100	13
PTT Aromatics & Refining PCL	18,500	22
PTT Exploration & Production Public Co., Ltd.	4,400	23
PTT Public Co., Ltd.	5,400	57
Thai Oil Public Co., Ltd.	7,100	16

		131

Materials 0.8%
Nakornthai Strip Mill Public Co., Ltd. *	12,692,900	136
PTT Chemical PCL	2,100	7
The Siam Cement Public Co., Ltd.	3,100	21

		164

Telecommunication Services 0.1%
Advanced Info Service Public Co., Ltd.	7,300	22

108 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Transportation 0.1%
Thai Airways International Public Co., Ltd.	11,700	10

		406

Turkey 1.0%

Automobiles & Components 0.0%
Ford Otomotiv Sanayi A/S	546	5

Banks 0.3%
Akbank T.A.S.	4,817	25
Turkiye Garanti Bankasi A/S	2,292	12
Turkiye Is Bankasi, Class C	4,873	23
Turkiye Vakiflar Bankasi T.A.O., Class D	4,414	9

		69

Capital Goods 0.3%
Dogan Sirketler Grubu Holdings A/S *	15,089	18
Enka Insaat ve Sanayi A/S	328	4
Koc Holding A/S *	10,075	35

		57

Consumer Durables & Apparel 0.0%
Arcelik A/S	1,246	6

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	3,605	13

Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	1,274	34

Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	2,337	21

Telecommunication Services 0.0%
Turkcell Iletisim Hizmetleri A/S *	791	6

		211

Total Common Stock (Cost $15,835)		17,421

Preferred Stock 10.3% of net assets

Brazil 10.3%

Banks 2.4%
Banco Bradesco S.A.	11,200	257
Banco Itau Holding Financeira S.A.	8,200	234

		491

Energy 2.7%
Petroleo Brasileiro S.A.	21,700	555

Food & Staples Retailing 0.2%
Compania Brasileira de Distribuicao Grupo Pao de Acucar	1,600	37

Food, Beverage & Tobacco 0.3%
Companhia de Bebidas das Americas	1,000	75

Materials 2.6%
Aracruz Celulose S.A., Class B	6,000	48
Braskem S.A., Class A	4,700	40
Companhia Vale do Rio Doce, Class A	5,200	168
Gerdau S.A.	1,900	75
Metalurgica Gerdau S.A.	1,900	101
Usinas Siderurgicas de Minas Gerais S.A., Class A	1,650	81
Votorantim Celulose e Papel S.A.	1,100	35

		548

Telecommunication Services 1.3%
Brasil Telecom Participacoes S.A.	2,700	42
Brasil Telecom S.A.	4,100	49
Tele Norte Leste Participacoes S.A.	3,300	76
Telecomunicacoes de Sao Paulo S.A.	300	8
Telemar Norte Leste S.A., Class A	700	40
Tim Participacoes S.A.	5,700	20
Vivo Participacoes S.A. *	3,700	27

		262

Utilities 0.8%
Companhia Energetica de Minas Gerais	3,497	73
Companhia Paranaense de Energia, Class B	1,900	34
Compania Energetica de Sao Paulo, Class B *	1,200	19
Eletropaulo Metropolitana S.A., Class B	1,680	37

		163

		2,131

Total Preferred Stock (Cost $1,826)		2,131

Rights 0.0% of net assets

Brazil 0.0%

Food & Staples Retailing 0.0%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar *	74	—
Companhia de Bebidas das Americas * (a)	10	—

		—

Telecommunication Services 0.0%
Tim Participacoes S.A. *	4	—
Tim Participacoes S.A. *	34	—

		—

		—

Total Rights (Cost $—)		—

See financial notes 109

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 9.4% of net assets

Commercial Paper & Other Obligations 9.4%
Banco De La Republica Otros,
Time Deposits
0.00%, 08/12/08	14	14
0.00%, 09/04/08	4	4
BancoColumbia S.A., Time Deposit
0.00%, 08/04/08	17	17
Brown Brothers Harriman & Co., Grand Cayman Time Deposit
2.09%, 05/01/08	331	331
Citibank, London Time Deposit
2.09%, 05/01/08	764	764
Citibank, Time Deposits
0.00%, 02/05/09	30	30
0.00%, 02/11/09	6	6
0.00%, 02/24/09	2	2
Suramericana De Inversiones, Time Deposit
0.00%, 08/04/08	6	6
Wells Fargo, Grand Cayman Time Deposit
2.09%, 05/01/08	764	764

		1,938

Total Short-Term Investments (Cost $1,938)		1,938

End of Investments.

(All dollar amounts are x 1,000)

At 04/30/2008, the tax basis cost of the fund’s investments was $19,718, and the unrealized appreciation and depreciation were $2,030 and ($258), respectively, with a net unrealized appreciation of $1,772.

As of 04/30/2008, the prices of certain foreign securities held by the fund aggregating $14,692 were adjusted from their market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by Management.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
IDB — Industrial development board

110 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $19,599)		$21,490
Foreign currency, at value (cost $2,006)		2,005
Receivables:
Investments sold		8,760
Fund shares sold		317
Dividends (net of $5 foreign withholding tax)		66
Due from investment adviser	+	9

Total assets		32,647

Liabilities
Payables:
Fund shares redeemed		11,881
Foreign capital gains tax expense		7
Accrued expenses	+	137

Total liabilities		12,025

Net Assets
Total assets		32,647
Total liabilities	−	12,025

Net assets		$20,622
Net Assets by Source
Capital received from investors		18,497
Net investment income not yet distributed		95
Net realized capital gains		144
Net unrealized capital gains		1,886

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$6,520		593		$10.99
Select Shares	$7,227		657		$11.00
Institutional Shares	$6,875		626		$10.99	*

*	Due to rounding, net assets divided by shares outstanding does not equal net asset value per share.

See financial notes 111

 Schwab Fundamental Emerging Markets Index Fund

Statement of
Operations
For January 31, 2008* through April 30, 2008. unaudited. All numbers x 1,000.

Investment Income
Dividends (net of $8 foreign withholding tax)		$126
Interest	+	10

Total investment income		136

Net Realized Gains and Losses
Net realized gains on investments		101
Net realized gains on foreign currency transactions		23
Net realized gains on futures contracts	+	20

Net realized gains		144

Net Unrealized Gains and Losses
Net unrealized gains on investments		1,884
Net unrealized gains on foreign currency translations	+	2

Net unrealized gains		1,886

Expenses
Investment adviser and administrator fees		30
Transfer agent and shareholder service fees:
Investor Shares		3
Select Shares		1
Institutional Shares		4
Custodian fees		187
Registration fees		16
Portfolio accounting fees		12
Professional fees		8
FTSE RAFI Index fee		7
Trustees’ fees		2
Shareholder reports		1
Interest expense	+	1

Total expenses		272
Expense reduction by adviser and Schwab	−	231

Net expenses		41

Increase (Decrease) in Net Assets from Operations
Total investment income		136
Net expenses	−	41

Net investment income		95
Net realized gains		144
Net unrealized gains	+	1,886

Increase in net assets from operations		2,125

*	Commencement of operations.

112 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Statements of
Changes in Net Assets
For the current report period; unaudited. All numbers x 1,000.

Operations

		1/31/08*-4/30/08
Net investment income		$95
Net realized gains		144
Net unrealized gains	+	1,886

Increase in net assets from operations		$2,125

Transactions in Fund Shares

		1/31/08*-4/30/08
		SHARES	VALUE

Shares Sold
Investor Shares		617	$6,320
Select Shares		671	6,964
Institutional Shares	+	1,727	17,496

Total shares sold		3,015	$30,780

Shares Redeemed
Investor Shares		(24)	($251)
Select Shares		(14)	(143)
Institutional Shares	+	(1,101)	($11,889)

Total shares redeemed		(1,139)	($12,283)

Net transactions in fund shares		1,876	$18,497

Shares Outstanding and Net Assets
		1/31/08*-4/30/08
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	1,876	20,622

End of period		1,876	$20,622

Net investment income not yet distributed			$95

*	Commencement of operations.

See financial notes 113

 Schwab Fundamental Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company
Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund (formerly Schwab Viewpoints Fund)
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout

Each fund offers three classes of shares: Investor Shares, Select Shares, and Institutional Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Schwab Fundamental U.S. Large Company Index Fund, Schwab Fundamental U.S. Small-Mid Company Index Fund and Schwab Fundamental International Large Company Index Fund, commenced operations on April 2, 2007. Schwab Fundamental International Small-Mid Company Index Fund and Schwab Fundamental Emerging Markets Index Fund commenced operations on January 31, 2008.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee.

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 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values adjusted for changes in value that may occur between the close of a foreign exchange and the time at which fund’s shares are priced. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and Forwards: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Forward Currency Contract: The funds may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the funds’ financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the funds could sustain a loss.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

 115

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

The Schwab Fundamental U.S. Large Company Index Fund and Schwab Fundamental U.S. Small-Mid Company Index Fund each has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. A fund with a fiscal year ending October 31 will implement FIN 48 no later than April 30, 2008, and it will apply to all open tax years. As of April 30, 2008, management has reviewed the tax provisions for open tax year October 31, 2007 for Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund and Schwab Fundamental International Large Company Index Fund, and determined that no provision for income tax is required in the funds’ financial statements. The Schwab Fundamental International Small-Mid Company Index Fund and Schwab Fundamental Emerging Markets Index Fund implemented FIN 48 upon inception, and management has determined that there is no impact to the funds’ financial statements at this time.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring

116

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the Financial Accounting Standards board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

				Fundamental
	Fundamental	Fundamental	Fundamental	International	Fundamental
	US Large	US Small-Mid	International	Small-Mid	Emerging
	Company Index	Company Index	Large Company	Company	Markets
Average daily net assets	Fund	Fund	Index Fund	Index Fund	Index Fund

First $500 million	0.30%	0.30%	0.30%	0.40%	0.50%
$500 million to $5 billion	0.22%	0.22%	0.22%	0.38%	0.48%
$5 billion to $10 billion	0.20%	0.20%	0.20%	0.36%	0.46%
Over $10 billion	0.18%	0.18%	0.18%	0.34%	0.44%

Charles Schwab & Co., Inc. (“Schwab”), is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%
Institutional Shares	0.05%	0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with each fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through February 27, 2009, as follows:

				Fundamental
	Fundamental	Fundamental	Fundamental	International	Fundamental
	US Large	US Small-Mid	International	Small-Mid	Emerging
	Company Index	Company Index	Large Company	Company Index	Markets
	Fund	Fund	Index Fund	Fund	Index Fund

Investor Shares	0.59%	0.59%	0.59%	0.79%	0.84%
Select Shares	0.44%	0.44%	0.44%	0.64%	0.69%
Institutional Shares	0.35%	0.35%	0.35%	0.55%	0.60%

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 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

CSIM has entered into a license agreement with FTSE to use certain FTSE indexes and trademarks in connection with the offering and operation of certain registered investment companies. The funds have entered into a sub-license agreement with CSIM pursuant to which CSIM has agreed to sub-license certain FTSE indexes and trademarks to the funds. Under the sub-license agreement, each fund has agreed to pay its pro rata share of licensing fees directly to FTSE, and to reimburse CSIM for its pro rata share of a one-time advance licensing payment made by CSIM to FTSE.

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index.

Schwab Charitable Giving Trust owns Fundamental International Large Company Index. As of April 30, 2008, the shares owned by each Charitable Giving Trust as a percentage of the total shares of the Fundamental International Large Company Index are 15.8%.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of April 30, 2008, each fund’s total security transactions with other Schwab Funds were as follows:

Fundamental US Large Company Index Fund	100
Fundamental US Small-Mid Company Index Fund	5,229
Fundamental International Large Company Index Fund	1,640
Fundamental International Small-Mid Company Index Fund	—
Fundamental Emerging Markets Index Fund	4

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

4. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

5. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

6.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended April 30, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

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 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

6.	Purchases and Sales of Investment Securities (continued): (All dollar amounts are x 1,000)

	Purchases of Securities	Sales/Maturities of Securities

Fundamental U.S. Large Company Index Fund	$235,358	$78,443
Fundamental U.S. Small-Mid Company Index Fund	72,721	36,284
Fundamental International Large Company Index Fund	224,979	56,737
Fundamental International Small-Mid Company Index Fund	32,709	9,077
Fundamental Emerging Markets Index Fund	38,432	20,872

7.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds charge a 2.00% redemption fee on shares sold or exchanged 30 days or less after purchasing them. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal year are:

	Current Period	Prior Period
	(11/01/07–04/30/08)	(04/02/07–10/31/07)

Fundamental U.S. Large Company Index Fund
Investor Shares	$1	$2
Select Shares	1	5
Institutional Shares	6	23
Fundamental U.S. Small-Mid Company Index Fund
Investor Shares	1	1
Select Shares	2	6
Institutional Shares	1	—
Fundamental International Large Company Index Fund
Investor Shares	2	1
Select Shares	2	9
Institutional Shares	12	9

	Current Period
	(01/31/08–04/30/08)

Fundamental International Small-Mid Company Index Fund
Investor Shares	$—
Select Shares	1
Institutional Shares	—
Fundamental Emerging Markets Index Fund
Investor Shares	1
Select Shares	2
Institutional Shares	—

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2007, the funds had no capital loss carry forwards available to offset future net capital gains:

For tax purposes, capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2007, the funds had no capital losses utilized or capital losses deferred.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) called and held a meeting on November 12, 2007, in part, for the purpose of considering whether to approve the investment advisory agreement (the “Agreement”) between Schwab Capital Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) with respect to the Schwab Fundamental International Small-Mid Company Index Fund and Schwab Fundamental Emerging Markets Index Fund. In preparation for the meeting, the Board requested and reviewed a variety of materials provided by CSIM with respect to the services to be provided to the funds under the Agreement. In recognition of the fact that the funds had not yet commenced operations, the Board also considered information previously provided by CSIM in May 2007 in connection with the Board’s consideration of approval or renewal of the Agreement with respect to the other funds within the Trust. The Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of the year, including information that relates to operations and performance of these other funds. The trustees also received a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees received advice from independent counsel to the Independent Trustees, met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees approved the Agreement with respect to the funds. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at the meeting, and at prior meetings, including:

1. the nature, extent and quality of the services to be provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;

3. the funds’ estimated expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to management of other funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale may be realized as the funds and the other funds managed by CSIM grow and whether fee levels in the Agreement relating to the funds reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services to be provided by CSIM to the funds and the resources of CSIM and its affiliates will dedicate to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features may be expected to benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds’ shareholders are expected to be either brokerage clients of Schwab or clients of investment advisers who use Schwab for certain brokerage and administrative services. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported approval of the Agreement with respect to the funds.

Performance.  With regard to fund performance, since the funds had not commenced operations and therefore did not have any performance of their own, the Board considered performance of other funds having comparable investment objectives and strategies advised by CSIM in determining whether to approve the Agreement. The trustees also

120

considered both risk and shareholder risk expectations for the funds and the appropriateness of the benchmark that would be used to compare the performance of the funds. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the funds.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and the funds’ estimated net operating expense ratio in comparison to those of other comparable mutual funds. The trustees considered the effects of CSIM’s and Schwab’s commitment to waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported approval of the Agreement with respect to the funds.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees considered information that was previously provided by CSIM with respect to other funds it manages regarding profitability and how this information might reasonably be expected to be predictive of profitability to CSIM under the Agreement with respect to the funds. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the funds.

Economies of Scale.  Recognizing that the funds had not yet commenced operations and had no assets, the trustees considered the possible development of any economies of scale and whether those could be expected to be passed along to the funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets are relatively small through their contractual expense waivers. For example, such diseconomies of scale typically affect new funds, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to a contractual investment advisory fee schedule that includes lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds may be expected to obtain reasonable benefit from economies of scale if such economies develop.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreement as it relates to the funds and concluded that the compensation under the Agreement relating to the funds is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information as of May 16, 2008, about the trustees and officers for The Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of May 16, 2008, the Fund Complex included 81 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	81	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	81	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

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Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	68	None.

Walt Bettinger(2) 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

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Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-CSIM (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

124

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 125

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab* Fundamental US Large Company Index Fund
Schwab* Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Premier® Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek the highest current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are registered service marks of Research Affiliates LLC.

1 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR37675-01

Semiannual Report April 30, 2008

COMMAND PERFORMANCETM

Laudus MarketMasters Fundstm
Laudus U.S. MarketMasters Fundtm
Laudus Small-Cap MarketMasters Fundtm
Laudus International MarketMasters Fundtm

Three distinct Funds, each combining the expertise of leading investment managers with Schwab’s overall supervision.

Select Shares® are available for the MarketMasters Fundstm

The Laudus MarketMasters Funds offers Select Shares, a share class that carries lower expenses than Investor Shares in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.
To learn more, please see the Funds’ prospectus at www.laudus.com. Or call 1.800.435.4000 to order a prospectus or to speak with a representative.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Laudus U.S. MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOGX)	-10.98%
Select Shares® (Ticker Symbol: SWMGX)	-10.91%
Benchmark: S&P 500® Index	-9.64%
Fund Category: Morningstar Large-Cap Blend	-9.80%

Performance Details	pages 6-7

Laudus Small-Cap MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOSX)	-13.70%
Select Shares® (Ticker Symbol: SWMSX)	-13.59%
Benchmark: Russell 2000® Index	-12.92%
Fund Category: Morningstar Small-Cap Growth	-16.36%

Performance Details	pages 8-9

Laudus International MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOIX)	-12.18%
Select Shares® (Ticker Symbol: SWMIX)	-12.13%
Benchmark: MSCI-EAFE® Index	-9.21%
Fund Category: Morningstar Foreign Large-Cap Growth	-10.47%

Performance Details	pages 10-11

Minimum Initial Investment[1]

Investor Shares	$ 100
Select Shares	$50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.
Source for category information: Morningstar, Inc.

[1]	Please see prospectus for further detail and eligibility requirements.

2 Laudus MarketMasters Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Over the past six months, equity markets experienced volatility as declining housing valuations, distressed bond markets, and dour economic outlook contributed to difficult investment conditions and uncertainty throughout the financial marketplace. Although equity markets recovered somewhat in April, returns for the period were negative as equity prices declined in this environment.

During these times of market uncertainty, it is more important than ever to ensure that your portfolio allocations represent your goals and tolerance for risk. Our goal is to provide investment products that allow you to effectively and efficiently build well-diversified portfolios. The Laudus MarketMasters portfolios are developed and managed to meet your investing needs by providing diversified exposure to core asset classes in a single product.

Thank you for investing with us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Laudus MarketMasters Funds 3

The Investment Environment

During the period, investment conditions in the financial marketplace proved to be difficult as dramatic price volatility and pessimistic economic outlook made investors increasingly risk-averse. Problems in housing and credit markets continued to weigh on investor confidence as liquidity and credit quality concerns spread beyond troubled bond and lending markets. Commodity prices, particularly in oil and food, rose during the period as the U.S. dollar simultaneously fell versus many international currencies, putting pressure on consumer prices. In this environment, equity prices in general began the period higher, but dropped off as market instability persisted, declining significantly in March before rallying in April.

Risk was reassessed and redefined during the period as investors reacted to volatility. A migration to the safety of U.S. Treasuries from all corners of the market indicated that investors took steps to reduce risk. In general, value stocks—securities that typically have high dividend yields and low price-to-earnings and price-to-book ratios—outperformed growth.

On an industry group level, Banks and Diversified Financials experienced the biggest declines, primarily due to write-downs and write-offs related to the subprime mortgage market and volatility in bond markets. The middle of March was a particularly low point in investor confidence, with the collapse of Bear Stearns. Tech and Telecomm sectors were down across the board, on the assumption that domestic and global growth would slow if current conditions persisted. Energy and Transportation, as well as Food & Staples Retailing, performed well fueled by surging commodity prices and strong demand.

In the bond markets, a repricing of risk premiums and a flight to safety across all segments of the fixed income market contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals. In order to maintain liquidity, many investors were forced to sell high quality assets at depressed prices. This selling pressure occurred at the same time demand for non-U.S. Treasury securities was weakest, and as a result prices were driven down even further.

Over the last several months, the decline in the value of the U.S. dollar in conjunction with broad-spectrum increases in commodity prices contributed to concerns over inflation and the strength of the U.S. economy. Toward the end of the reporting period, the dollar reached lows against both the Yen and the Euro, while crude oil prices neared $120 dollars a barrel in April. In addition, the price of food staples such as rice and wheat rose to unprecedented levels in March.

In response to mounting market volatility and illiquidity across the broader marketplace, the Federal Reserve (the “Fed”) initiated a number of market control mechanisms designed to bolster investor confidence. During the reporting period, the Fed cut interest rates from 4.75% to 2.00% attempting to restore liquidity to the market by making lending more attractive. Additionally, major banks and other lending institutions in the private sector took measures to shore up riskier portions of their portfolios and encourage stricter borrowing standards in order to prevent further defaults and credit downgrades.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-9.64%	S&P 500® Index: measures U.S. large-cap stocks

-12.92%	Russell 2000® Index: measures U.S. small-cap stocks

-9.21%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.08%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Laudus MarketMasters Funds 1

Fund Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment Management, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Caroline Lee, a managing director and portfolio manager of the investment adviser, co-manages the funds. Prior to joining the firm in November 2005, she worked in asset management for over four years overseeing subadvisor relationships in the pension group of a major corporation. She has also had three years of previous experience in investment management at another financial services firm.

Laudus MarketMasters Funds 5

Laudus U.S. MarketMasters Fundtm

The Laudus MarketMasters Funds use a multi-manager strategy. Charles Schwab Investment Management, the funds’ investment adviser, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds.

The Laudus U.S. MarketMasters Fund Investor Shares returned -10.98% for the period, underperforming the benchmark S&P 500 Index, which returned -9.64%. During the period, major equity indexes and averages, including the Russell 1000 Index and the Dow Jones Industrial Average, declined in value as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. Sector weightings, particularly in Energy, Consumer Staples, and Information Technology, led declines in the portfolio. The fund’s sub-advised portfolios were down across the board. The Thornburg portfolio experienced the largest decline, driven by negative stock selection in Financials, Industrials and Information Technology. Freddie Mac and Motorola were among the securities that detracted from performance. The Gardner Lewis portfolio also detracted from performance, led by an overweight to Financials, and an underweight to Energy and Consumer Staples. The Harris portfolio also detracted from performance, led by an underweight to Energy and an overweight to Information Technology. However, these losses were partially offset by relatively good stock selection in Financials. The TCW portfolio had the smallest decline, with relatively better performance resulting from good stock selection in Information Technology, Industrials, Financials, and Consumer Discretionary.

As of 04/30/08:
 Statistics

Number of Holdings	171
Weighted Average
Market Cap

($ x 1,000,000)	$42,787

Price/Earnings Ratio (P/E)	22.6

Price/Book Ratio (P/B)	2.4

Portfolio Turnover Rate[2]	37%

 Sector Weightings % of Investments

Information Technology	20.7%

Financials	18.8%

Consumer Discretionary	16.3%

Health Care	13.2%

Industrials	7.1%

Energy	6.2%

Materials	3.9%

Telecommunication Services	3.8%

Consumer Staples	2.4%

Utilities	0.7%

Other	6.9%

Total	100.0%

 Top Holdings % of Net Assets1

Intel Corp.	2.3%

Dell, Inc.	1.6%

Corning, Inc.	1.6%

Hewlett-Packard Co.	1.6%

JPMorgan Chase & Co.	1.5%

Best Buy Co., Inc.	1.4%

Gilead Sciences, Inc.	1.4%

Union Pacific Corp.	1.3%

Microsoft Corp.	1.2%

Google, Inc., Class A	1.2%

Total	15.1%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

6 Laudus MarketMasters Funds

 Laudus U.S. MarketMasters Fundtm

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (11/18/96)	-10.98%	-5.57%	10.31%	4.22%	6.25%
Select Shares (6/4/04)	-10.91%	-5.38%	n/a	n/a	6.94%
Benchmark: S&P 500® Index	-9.64%	-4.68%	10.62%	3.89%	(11/18/96) 7.40%
					(6/4/04) 7.65%
Fund Category: Morningstar Large-Cap Blend	-9.80%	-4.37%	10.57%	3.97%	(11/18/96) 7.08%
					(6/4/04) 7.64%

Fund Expense Ratios3: Investor Shares: Net 1.25%; Gross 1.27% / Select Shares: Net 1.07%; Gross 1.22%

 Style Assessment4

 Investment Managers and Allocations

		% of
Investment Manager	Investment Style	Net Assets

Gardner Lewis Asset Management L.P.	Large-Cap Growth	28.1%

Harris Associates L.P.	Mid/Large-Cap Value	22.0%

TCW Investment Management Company	Small/Mid-Cap Blend	24.2%

Thornburg Investment Management, Inc.	Large-Cap Blend	22.5%

Cash and other assets	-	3.2%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the Fund was originally an asset allocation Fund with a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/08 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Laudus MarketMasters Funds 7

Laudus Small-Cap MarketMasters Fundtm

The Laudus MarketMasters Funds use a multi-manager strategy. Charles Schwab Investment Management, the funds’ investment adviser, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds.

The Laudus Small-Cap MarketMasters Fund Investor Shares returned -13.70%, underperforming the benchmark Russell 2000 Index, which returned -12.92%. During the period, major equity indexes and averages, including the Russell 1000 Index and the Dow Jones Industrial Average, declined in value as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. From an industry group standpoint, the funds allocation to the Information Technology, Materials, and Financial industry groups led the decline. Stock selection was worst in Financials, but was partially offset by good selection in Healthcare. Knight Capital Group and Perrigo Co. performed well during the period, while Cold Water Creek, Inc. and Sunopta, Inc. detracted from performance. The fund’s sub-advised portfolios were down overall, but had mixed performance relative to their respective benchmarks. TAMRO underperformance was led by negative stock selection in Consumer Staples, Financials, and Information Technology. Tocqueville underperformance was led by an overweight to Information Technology, an underweight to Financials and Industrials, and negative stock selection in Energy. Neuberger Berman was in line with its benchmark with good stock selection in Consumer Discretionary, Energy, and Telecomm. overcoming weak industry groups. TCW outperformed, with good stock selection in Information Technology, Financials, and Industrials contributing to returns.

As of 04/30/08:
 Statistics

Number of Holdings	220
Weighted Average
Market Cap

($ x 1,000,000)	$2,175

Price/Earnings Ratio (P/E)	33.4

Price/Book Ratio (P/B)	2.2

Portfolio Turnover Rate[2]	52%

 Sector Weightings % of Investments

Information Technology	26.4%

Health Care	14.7%

Industrials	14.1%

Consumer Discretionary	11.9%

Financials	11.1%

Energy	6.6%

Consumer Staples	6.4%

Materials	4.0%

Telecommunication Services	1.0%

Other	3.8%

Total	100.0%

 Top Holdings % of Net Assets1

Knight Capital Group, Inc.,

Class A	1.4%
Orient-Express Hotels Ltd.,

Class A	1.4%

Martek Biosciences Corp.	1.3%

Analogic Corp.	1.3%

THQ, Inc.	1.3%

Baldor Electric Co.	1.2%

Teleflex, Inc.	1.1%

Wright Medical Group, Inc.	1.1%

Edwards Lifesciences Corp.	1.1%

Willbros Group, Inc.	1.1%

Total	12.3%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset categories.

[1]	This list is not a recommendation of any security by the investment adviser.

[2]	Not annualized.

8 Laudus MarketMasters Funds

 Laudus Small-Cap MarketMasters Fundtm

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (9/16/97)	-13.70%	-10.38%	14.35%	5.41%	5.88%
Select Shares (6/9/04)	-13.59%	-10.15%	n/a	n/a	6.15%
Benchmark: Russell 2000® Index	-12.92%	-10.96%	13.76%	5.33%	(9/16/97) 5.99%
					(6/9/04) 6.95%
Fund Category: Morningstar Small-Cap Growth	-16.36%	-8.40%	12.37%	4.89%	(9/16/97) 5.33%
					(6/9/04) 5.66%

Fund Expense Ratios3: Investor Shares: Net 1.55% ; Gross 1.64%/ Select Shares: Net 1.37%; Gross 1.59%

 Style Assessment4

 Investment Managers and Allocations

		% of
Investment Manager	Investment Style	Net Assets

TAMRO Capital Partners LLC	Small-Cap Value/Blend	27.5%

TCW Investment Management Company	Small/Mid-Cap Blend	21.9%

Tocqueville Asset Management LP	Small-Cap Blend	22.0%

Neuberger Berman Management Inc.	Small-Cap	28.2%

Cash and other assets	-	0.4%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the Fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/08 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Laudus MarketMasters Funds 9

Laudus International MarketMasters Fundtm

The Laudus MarketMasters Funds use a multi-manager strategy. Charles Schwab Investment Management, the funds’ investment adviser, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds.

Laudus MarketMasters International Fund Investor Shares returned -12.18%, underperforming the benchmark MSCI EAFE ND Index, which returned -9.21%. During the period, major equity indexes and averages, including the Russell 1000 Index and the Dow Jones Industrial Average, declined in value as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. From an industry group standpoint, the fund’s allocation to Utilities, Consumer Discretionary, and Industrials contributed to the decline. In terms of stock selection, better performing securities included Potash Corp. of Saskatchewan, Inc. and Rio Tinto, while UBS AG and NGK Insulators detracted from performance. Overall, weak stock selection in Financials, Consumer Discretionary, and Industrials detracted from the portfolio. The funds sub-advised portions had mixed returns. The American Century portfolio experienced the largest declines, down 20.09%, due primarily to weak stock selection in Consumer Discretionary, Financials, and Industrials. William Blair followed American Century in overall declines, with negative stock selection in Financials, Consumer Discretionary, and Information Technology. Harris contributed to underperformance led by an overweight Consumer Discretionary, and an underweight to Materials and Energy. The Mondrian portfolio, while detracting from performance in absolute terms, had a positive relative contribution effect led by good stock selection in Industrials, Energy, and Information Technology. On the positive side, the Wentworth, Hauser, and Violich portfolio was up 6.29%, primarily due to overweight positions and good stock selection in the well performing Energy and Materials industry groups.

As of 04/30/08:

 Country Weightings % of Investments

United Kingdom	19.7%

Japan	10.1%

Switzerland	7.7%

Canada	7.0%

Germany	6.6%

France	5.6%

Australia	4.2%

Bermuda	4.0%

Netherlands	3.7%

Cayman Islands	3.3%

Singapore	2.9%

Brazil	2.9%

Other	22.3%

Total	100.0%

 Statistics

Number of Holdings	562
Weighted Average
Market Cap

($ x 1,000,000)	$29,666

Price/Earnings Ratio (P/E)	16.5

Price/Book Ratio (P/B)	2.8

Portfolio Turnover Rate[2]	43%

 Sector Weightings % of Investments

Industrials	19.3%

Financials	15.1%

Materials	11.8%

Energy	11.7%

Consumer Discretionary	11.7%

Information Technology	9.8%

Consumer Staples	6.4%

Health Care	6.2%

Telecommunication Services	2.4%

Utilities	1.2%

Other	4.4%

Total	100.0%

 Top Holdings % of Net Assets1

Potash Corp. of Saskatchewan, Inc.	1.8%

Companhia Vale do Rio Doce ADR	1.4%

Rio Tinto plc ADR	1.4%

Transocean, Inc.	1.3%

Noble Corp.	1.0%

BHP Billition Ltd. ADR	1.0%

Weatherford International Ltd.	1.0%

Credit Suisse Group - Reg’d	1.0%

Schlumberger Ltd.	0.8%

GlaxoSmithKline plc	0.8%

Total	11.5%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

[1]	This list is not a recommendation of any security by the investment adviser.

10 Laudus MarketMasters Funds

 Laudus International MarketMasters Fundtm

Performance Summary as of 04/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (10/16/96)	-12.18%	0.48%	22.87%	11.08%	12.01%
Select Shares (4/2/04)	-12.13%	0.60%	n/a	n/a	16.23%
Benchmark: MSCI EAFE® Index	-9.21%	-1.78%	20.42%	6.66%	(10/16/96) 7.34%
					(4/2/04) 14.59%
Fund Category: Morningstar Foreign Large-Cap Growth	-10.47%	3.60%	19.77%	6.22%	(10/16/96) 8.06%
					(4/2/04) 14.23%

Fund Expense Ratios3: Investor Shares: 1.59% / Select Shares4: Net 1.47%; Gross 1.54%

 Investment Managers and Allocations

		% of
Investment Manager	Investment Style	Net Assets

American Century Global Investment Management, Inc.	International Small/Mid-Cap Company	23.3%

Wentworth, Hauser and Violich, Inc.	International Growth	16.4%

Harris Associates L.P.	International Value	20.0%

William Blair & Company, LLC	International Growth	23.3%

Mondrian Investment Partners Limited	International Small Company	15.6%

Cash and other assets	-	1.4%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the Fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/08 as stated in the prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers.

Laudus MarketMasters Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2007 and held through April 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/07	at 4/30/08	11/1/07–4/30/08

Laudus U.S. MarketMasters Fundtm
Investor Shares
Actual Return	1.25%	$1,000	$890.20	$5.87
Hypothetical 5% Return	1.25%	$1,000	$1,018.65	$6.27
Select Shares®
Actual Return	1.07%	$1,000	$890.90	$5.03
Hypothetical 5% Return	1.07%	$1,000	$1,019.54	$5.37

Laudus Small-Cap MarketMasters Fundtm
Investor Shares
Actual Return	1.50%	$1,000	$863.00	$6.95
Hypothetical 5% Return	1.50%	$1,000	$1,017.40	$7.52
Select Shares
Actual Return	1.37%	$1,000	$864.10	$6.35
Hypothetical 5% Return	1.37%	$1,000	$1,018.05	$6.87

Laudus International MarketMasters Fundtm
Investor Shares
Actual Return	1.59%	$1,000	$878.20	$7.43
Hypothetical 5% Return	1.59%	$1,000	$1,016.96	$7.97
Select Shares
Actual Return	1.47%	$1,000	$878.70	$6.87
Hypothetical 5% Return	1.47%	$1,000	$1,017.55	$7.37

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

12 Laudus MarketMasters Funds

Laudus U.S. MarketMasters Fundtm

Financial Statements

Financial Highlights

	11/1/07–		11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Investor Shares	04/30/08*		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	15.02		12.90	11.26	10.30	9.94	7.48

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.03	0.03	0.02	(0.03)	(0.01)
Net realized and unrealized gains (losses)	(1.67)		2.14	1.63	0.94	0.39	2.47

Total from investment operations	(1.65)		2.17	1.66	0.96	0.36	2.46
Less distributions:
Distributions from net investment income	(0.03)		(0.05)	(0.02)	—	—	—

Net asset value at end of period	13.34		15.02	12.90	11.26	10.30	9.94

Total return (%)	(10.98)[1]		16.90	14.71	9.32	3.62	32.89

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.25	[2]	1.22 [3]	1.20 [3]	1.25	1.25	1.25
Gross operating expenses	1.31	[2]	1.27	1.37	1.38	1.39	1.42
Net investment income (loss)	0.32	[2]	0.25	0.18	0.14	(0.25)	(0.12)
Portfolio turnover rate	37	[1]	60	65	83	72	97
Net assets, end of period ($ x 1,000,000)	115		137	134	150	180	169

	11/1/07–		11/1/06–	11/1/05–	11/1/04–	6/4/04[4]–
Select Shares	4/30/08*		10/31/07	10/31/06	10/31/05	10/31/04

Per-Share Data ($)

Net asset value at beginning of period	15.06		12.93	11.30	10.32	10.42

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.06	0.04	0.02	(0.00)[5]
Net realized and unrealized gains (losses)	(1.68)		2.15	1.63	0.96	(0.10)

Total from investment operations	(1.64)		2.21	1.67	0.98	(0.10)
Less distributions:
Distributions from net investment income	(0.06)		(0.08)	(0.04)	—	—

Net asset value at end of period	13.36		15.06	12.93	11.30	10.32

Total return (%)	(10.91)[1]		17.19	14.81	9.50	(0.96)[1]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.07	[2]	1.04 [6]	0.97 [6]	1.07	1.07 [2]
Gross operating expenses	1.27	[2]	1.22	1.33	1.33	1.37 [2]
Net investment income (loss)	0.48	[2]	0.44	0.43	0.25	(0.08)[2]
Portfolio turnover rate	37	[1]	60	65	83	72 [1]
Net assets, end of period ($ x 1,000,000)	10		10	8	2	1
* Unaudited.
1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 1.25% and 1.25% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been included.
4 Commencement of operations.
5 Per-share amount is less than $0.01.
6 The ratio of net operating expenses would have been 1.07% and 1.07% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been included.

See financial notes 13

 Laudus U.S. MarketMasters Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

89.5%		Common Stock	97,805	111,837
3.6%		Foreign Common Stock	3,805	4,488
7.0%		Short-Term Investment	8,671	8,671

100.1%		Total Investments	110,281	124,996
(0	.1)%	Other Assets and Liabilities		(97)

100.0%		Net Assets		124,899

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 89.5% of net assets

Automobiles & Components 1.4%
Toyota Motor Corp.	19,200	973
WABCO Holdings, Inc.	15,500	740

		1,713

Banks 2.3%
First Horizon National Corp.	25,100	271
Hudson City Bancorp, Inc.	28,505	545
New York Community Bancorp, Inc.	25,500	476
People’s United Financial, Inc.	44,357	753
The Colonial BancGroup, Inc.	16,620	135
U.S. Bancorp	19,258	653

		2,833

Capital Goods 5.2%
AGCO Corp. *	6,799	409
Alliant Techsystems, Inc. *	6,100	671
Dover Corp.	11,800	584
Hexcel Corp. *	22,850	511
Honeywell International, Inc.	13,065	776
Joy Global, Inc.	9,800	727
McDermott International, Inc. *	14,950	801
Precision Castparts Corp.	5,400	635
SPX Corp.	6,290	774
Teleflex, Inc.	11,015	607

		6,495

Consumer Durables & Apparel 1.4%
Coach, Inc. *	17,690	629
Lennar Corp., Class A	16,200	298
Snap-on, Inc.	9,485	563
Toll Brothers, Inc. *	9,900	224

		1,714

Consumer Services 5.9%
Carnival Corp.	32,900	1,321
Las Vegas Sands Corp. *	4,825	368
McDonald’s Corp.	18,300	1,090
Regis Corp.	22,002	642
Starwood Hotels & Resorts Worldwide, Inc.	18,400	961
The Cheesecake Factory, Inc. *	27,300	618
Wynn Resorts Ltd.	9,100	959
Yum! Brands, Inc.	34,000	1,383

		7,342

Diversified Financials 12.4%
American Capital Strategies Ltd.	21,075	669
Bank of America Corp.	20,650	775
Bank of New York Mellon Corp.	31,200	1,358
Capital One Financial Corp.	21,200	1,124
CIT Group, Inc.	24,500	267
CME Group, Inc.	2,608	1,193
Discover Financial Services	75,350	1,372
E *TRADE Financial Corp. *	105,590	420
Federated Investors, Inc., Class B	18,200	609
JPMorgan Chase & Co.	38,770	1,847
Knight Capital Group, Inc., Class A *	40,300	754
Legg Mason, Inc.	16,700	1,007
Liberty Media Corp. - Capital, Series A *	8,910	137
Merrill Lynch & Co., Inc.	25,800	1,286
Moody’s Corp.	20,400	754
Morgan Stanley	22,600	1,098
The Goldman Sachs Group, Inc.	4,237	811

		15,481

Energy 6.2%
Apache Corp.	4,405	593
Cameron International Corp. *	12,500	615
ConocoPhillips	13,670	1,178
CONSOL Energy, Inc.	5,700	462
Gazprom - Reg’d ADR	14,000	745
Murphy Oil Corp.	8,800	795
National-Oilwell Varco, Inc. *	11,225	768
Petroleo Brasileiro S.A. ADR	2,800	340
Transocean, Inc. *	5,347	789
Weatherford International Ltd. *	18,265	1,473

		7,758

Food & Staples Retailing 1.8%
CVS Caremark Corp.	26,350	1,064
Rite Aid Corp. *	215,760	583
Whole Foods Market, Inc.	20,200	659

		2,306

14 See financial notes

 Laudus U.S. MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Food, Beverage & Tobacco 0.5%
Kraft Foods, Inc., Class A	20,070	635

Health Care Equipment & Services 6.7%
Alcon, Inc.	5,345	845
Baxter International, Inc.	15,005	935
Beckman Coulter, Inc.	6,100	417
Boston Scientific Corp. *	39,853	531
CIGNA Corp.	17,369	742
Eclipsys Corp. *	27,750	576
Edwards Lifesciences Corp. *	15,600	865
Express Scripts, Inc. *	5,774	404
HEALTHSOUTH Corp. *	22,000	433
Hospira, Inc. *	8,680	357
Humana, Inc. *	19,200	918
McKesson Corp.	13,555	706
Varian Medical Systems, Inc. *	14,640	686

		8,415

Insurance 3.4%
ACE Ltd.	9,500	573
American International Group, Inc.	9,800	453
Arch Capital Group Ltd. *	7,000	494
Assurant, Inc.	8,910	579
MetLife, Inc.	11,790	717
The Allstate Corp.	17,310	872
The Hartford Financial Services Group, Inc.	7,140	509

		4,197

Materials 3.9%
Air Products & Chemicals, Inc.	8,111	798
Commercial Metals Co.	20,100	626
Cytec Industries, Inc.	10,530	621
Freeport-McMoRan Copper & Gold, Inc.	6,489	738
International Flavors & Fragrances, Inc.	13,500	616
Monsanto Co.	12,471	1,422

		4,821

Media 2.3%
Cablevision Systems Corp., Class A *	22,000	506
Comcast Corp., Special Class A	68,375	1,384
The DIRECTV Group, Inc. *	39,560	975

		2,865

Pharmaceuticals & Biotechnology 5.3%
Abbott Laboratories	12,285	648
Eli Lilly & Co.	16,255	782
Genentech, Inc. *	12,530	855
Gilead Sciences, Inc. *	32,725	1,694
Roche Holding AG	1,700	283
Schering-Plough Corp.	65,600	1,208
Thermo Fisher Scientific, Inc. *	11,400	660
Varian, Inc. *	9,285	473

		6,603

Real Estate 0.3%
CB Richard Ellis Group, Inc., Class A *	18,965	438

Retailing 5.4%
Best Buy Co., Inc.	40,800	1,755
Coldwater Creek, Inc. *	93,600	500
Macy’s, Inc.	24,096	609
Nordstrom, Inc.	9,440	333
Office Depot, Inc. *	34,189	434
Priceline.com, Inc. *	3,316	423
Staples, Inc.	13,100	284
The Gap, Inc.	28,700	535
The TJX Cos., Inc.	22,225	716
Tiffany & Co.	26,800	1,167

		6,756

Semiconductors & Semiconductor Equipment 7.3%
Analog Devices, Inc.	21,100	680
Broadcom Corp., Class A *	28,200	732
Intel Corp.	127,610	2,841
LSI Corp. *	91,000	564
Maxim Integrated Products, Inc.	35,590	749
MEMC Electronic Materials, Inc. *	18,265	1,150
Micron Technology, Inc. *	95,000	733
National Semiconductor Corp.	55,400	1,130
ON Semiconductor Corp. *	41,011	306
Teradyne, Inc. *	19,350	257

		9,142

Software & Services 5.5%
Activision, Inc. *	20,040	542
Adobe Systems, Inc. *	20,220	754
Google, Inc., Class A *	2,684	1,541
Microsoft Corp.	54,455	1,553
Oracle Corp. *	41,705	870
Paychex, Inc.	7,600	276
THQ, Inc. *	33,700	717
Visa, Inc., Class A *	7,860	656

		6,909

Technology Hardware & Equipment 7.0%
ADC Telecommunications, Inc. *	29,300	411
Apple, Inc. *	6,640	1,155
Corning, Inc.	74,020	1,977
Dell, Inc. *	109,360	2,037
Hewlett-Packard Co.	41,750	1,935
NCR Corp. *	19,150	472
Sun Microsystems, Inc. *	27,475	430
Zebra Technologies Corp., Class A *	9,935	365

		8,782

See financial notes 15

 Laudus U.S. MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Telecommunication Services 2.7%
America Movil SAB de C.V., Series L ADR	15,290	886
AT&T, Inc.	36,300	1,405
Crown Castle International Corp. *	17,360	675
Level 3 Communications, Inc. *	149,800	445

		3,411

Transportation 1.9%
Hertz Global Holdings, Inc. *	44,300	570
JetBlue Airways Corp. *	33,100	167
Union Pacific Corp.	11,000	1,597

		2,334

Utilities 0.7%
Entergy Corp.	7,720	887

Total Common Stock (Cost $97,805)		111,837

Foreign Common Stock 3.6% of net assets

Canada 0.3%

Technology Hardware & Equipment 0.3%
Research In Motion Ltd. *	2,850	347

Hong Kong 0.4%

Telecommunication Services 0.4%
China Mobile Ltd.	27,900	480

Israel 1.1%

Pharmaceuticals & Biotechnology 1.1%
Teva Pharmaceutical Industries Ltd.	30,425	1,423

Luxembourg 0.4%

Telecommunication Services 0.4%
Millicom International Cellular S.A. *	4,883	527

Singapore 0.6%

Semiconductors & Semiconductor Equipment 0.6%
Verigy Ltd. *	33,032	706

Taiwan 0.3%

Telecommunication Services 0.3%
Chunghwa Telecom Co., Ltd. ADR	15,375	392

United Kingdom 0.5%

Insurance 0.5%
Willis Group Holdings Ltd.	17,630	613

Total Foreign Common Stock (Cost $3,805)		4,488

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 7.0% of net assets

Repurchase Agreement 7.0%
Fixed Income Clearing Corp. dated 04/30/08, due 05/01/08 at 1.75%, with a maturity value of $8,671 (fully collateralized by U.S. Government Agency Securities with a value of $8,860).
	8,671	8,671

Total Short-Term Investments (Cost $8,671)		8,671

End of Investments.

(All dollar amounts are x 1,000.)

At 04/30/08, the tax basis cost of the fund’s investments was $111,761 and the unrealized appreciation and depreciation were $19,115 and ($5,880), respectively, with a net unrealized appreciation of $13,235.

*	Non-income producing security.
ADR — American Depositary Receipt

16 See financial notes

 Laudus U.S. MarketMasters Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $110,281)		$124,996
Cash		2
Receivables:
Investments sold		401
Dividends		65
Foreign Tax Reclaims		8
Interest		1
Prepaid expenses	+	1

Total assets		125,474

Liabilities
Payables:
Investments bought		525
Investment adviser and administrator fees		9
Transfer agent and shareholder services fees		3
Fund shares redeemed		8
Accrued expenses	+	30

Total liabilities		575

Net Assets
Total assets		125,474
Total liabilities	−	575

Net assets		$124,899
Net Assets by Source
Capital received from investors		116,954
Distribution in excess of net investment income		(64)
Net realized capital losses		(6,706)
Net unrealized capital gains		14,715

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$114,768		8,603		$13.34
Select Shares	$10,131		758		$13.36	*

*	Due to rounding, net assets divided by shares outstanding does not equal net asset value.

See financial notes 17

 Laudus U.S. MarketMasters Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $3)		$872
Interest	+	126

Total Investment Income		998

Net Realized Gains and Losses
Net realized losses on investments		(1,668)
Net realized losses on foreign currency translation	+	(4)

Net realized losses		(1,672)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(14,689)

Expenses
Investment adviser and administrator fees		590
Transfer agent and shareholder service fees:
Investor Shares		148
Select Shares		9
Portfolio accounting fees		32
Professional fees		22
Registration fees		12
Custodian fees		10
Shareholder reports		7
Trustees’ fees		4
Other expenses	+	1

Total expenses		835
Expense reduction by adviser and Schwab	−	46

Net expenses		789

Increase (Decrease) in Net Assets from Operations
Total investment income		998
Net expenses	−	789

Net investment income		209
Net realized losses		(1,672)
Net unrealized losses	+	(14,689)

Decrease in net assets from operations		($16,152)

18 See financial notes

 Laudus U.S. MarketMasters Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		11/1/07-04/30/08	11/1/06-10/31/07
Net investment income		$209	$376
Net realized gains (losses)		(1,672)	16,847
Net unrealized gains (losses)	+	(14,689)	5,209

Increase (Decrease) in net assets from operations		(16,152)	22,432

Distributions to Shareholders
Distributions from net investment income
Investor Shares		294	541
Select Shares	+	39	47

Total distributions from net investment income		$333	$588

Transactions in Fund Shares

		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		133	$1,799	409	$5,822
Select Shares	+	180	2,331	204	2,926

Total shares sold		313	$4,130	613	$8,748

Shares Reinvested
Investor Shares		20	$282	39	$517
Select Shares	+	2	34	3	41

Total shares reinvested		22	$316	42	$558

Shares Redeemed
Investor Shares		(679)	($9,008)	(1,676)	($23,334)
Select Shares	+	(74)	(980)	(166)	(2,331)

Total shares redeemed		(753)	($9,988)	(1,842)	($25,665)

Net transactions in fund shares		(418)	($5,542)	(1,187)	($16,359)

Shares Outstanding and Net Assets
		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,779	$146,926	10,966	$141,441
Total increase or decrease	+	(418)	(22,027)	(1,187)	5,485

End of period		9,361	$124,899	9,779	$146,926

Distributions in excess of net investment income/			($64)		$60
Net Investment income not yet distributed

See financial notes 19

Laudus Small-Cap MarketMasters Fundtm

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Investor Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per–Share Data ($)

Net asset value at beginning of period	13.74	14.20	13.38	12.18	11.08	7.18

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.08)[1]	(0.13)	(0.14)	(0.14)	(0.09)
Net realized and unrealized gains (losses)	(1.84)	1.81	2.08	1.34	1.24	3.99

Total from investment operations	(1.87)	1.73	1.95	1.20	1.10	3.90
Less distributions:
Distributions from net investment income	—	—	—	—	—	(0.00)[2]
Distributions from net realized gains	(0.33)	(2.19)	(1.13)	—	—	—

Total distributions	(0.33)	(2.19)	(1.13)	—	—	(0.00)[2]

Net asset value at end of period	11.54	13.74	14.20	13.38	12.18	11.08

Total return (%)	(13.70)[3]	13.79	15.33	9.85	9.93	54.32

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.50 [4]	1.51 [5]	1.48 [5]	1.55	1.55	1.55
Gross operating expenses	1.50 [4]	1.59	1.63	1.69	1.77	1.80
Net investment income (loss)	(0.54)[4]	(0.60)	(0.82)	(0.95)	(1.08)	(0.98)
Portfolio turnover rate	52 [3]	83	105	94	140	94
Net assets, end of period ($ x 1,000,000)	88	99	95	108	129	115

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	6/9/04[6]–
Select Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04

Per–Share Data ($)

Net asset value at beginning of period	13.85	14.27	13.41	12.19	12.11

Income (loss) from investment operations:
Net investment income (loss)	(0.02)[1]	(0.04)[1]	(0.02)	(0.11)	(0.03)
Net realized and unrealized gains (losses)	(1.85)	1.81	2.01	1.33	0.11

Total from investment operations	(1.87)	1.77	1.99	1.22	0.08
Less distributions:
Distributions from net realized gains	(0.33)	(2.19)	(1.13)	—	—

Net asset value at end of period	11.65	13.85	14.27	13.41	12.19

Total return (%)	(13.59)[3]	14.04	15.61	10.01	0.66	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.37 [4]	1.36 [7]	1.16 [7]	1.37	1.37	[4]
Gross operating expenses	1.45 [4]	1.66	1.55	1.63	1.79	[4]
Net investment income (loss)	(0.42)[4]	(0.29)	(0.43)	(0.76)	(0.91)[4]
Portfolio turnover rate	52 [3]	83	105	94	140	[3]
Net assets, end of period ($ x 1,000,000)	454	437	7	1	0.32
* Unaudited.
1 Calculated based on average shares outstanding during the period.
2 Per-share amount is less than $0.01.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 1.55% and 1.55% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been included.
6 Commencement of operations.
7 The ratio of net operating expenses would have been 1.36% and 1.37% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been included.

20 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

93.3%		Common Stock	512,311	506,019
3.3%		Foreign Common Stock	20,719	18,085
0.4%		Other Investment Companies	2,147	2,249
3.4%		Short-Term Investments	18,479	18,479

100.4%		Total Investments	553,656	544,832
(0	.4)%	Other Assets and Liabilities		(2,372)

100.0%		Net Assets		542,460

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 93.3% of net assets

Automobiles & Components 0.7%
WABCO Holdings, Inc.	80,600	3,849

Banks 2.0%
First Horizon National Corp.	98,500	1,064
New York Community Bancorp, Inc.	134,813	2,517
People’s United Financial, Inc.	229,226	3,890
The Colonial BancGroup, Inc.	86,410	703
Wilmington Trust Corp.	76,997	2,532

		10,706

Capital Goods 10.0%
Aerovironment, Inc. *	68,000	1,626
Alliant Techsystems, Inc. *	31,295	3,442
Astec Industries, Inc. *	71,000	2,602
Axsys Technologies, Inc. *	44,700	2,438
Baldor Electric Co.	207,638	6,727
Bucyrus International, Inc., Class A	16,000	2,015
CAE, Inc.	277,170	3,207
Dover Corp.	8,400	416
DRS Technologies, Inc.	60,976	3,807
General Cable Corp. *	46,862	3,140
HEICO Corp.	94,700	4,878
Hexcel Corp. *	115,000	2,574
Joy Global, Inc.	28,500	2,116
Lindsay Corp.	20,500	2,134
SPX Corp.	33,760	4,153
Teleflex, Inc.	112,458	6,195
The Middleby Corp. *	27,100	1,701
Valmont Industries, Inc.	14,000	1,378

		54,549

Commercial Services & Supplies 3.3%
ABM Industries, Inc.	67,500	1,414
Acco Brands Corp. *	203,295	2,830
Cornell Cos., Inc. *	102,230	2,323
FTI Consulting, Inc. *	27,880	1,784
Steelcase, Inc., Class A	214,595	2,378
The Geo Group, Inc. *	156,120	4,129
Watson Wyatt Worldwide, Inc., Class A	49,187	2,883

		17,741

Consumer Durables & Apparel 1.8%
Carter’s, Inc. *	158,262	2,238
Columbia Sportswear Co.	43,500	1,825
Lennar Corp., Class A	86,300	1,590
Snap-on, Inc.	48,415	2,871
Toll Brothers, Inc. *	55,400	1,254

		9,778

Consumer Services 4.6%
Ambassadors Groups, Inc.	88,000	1,713
Bob Evans Farms, Inc.	127,403	3,576
Capella Education Co. *	32,400	2,089
Corinthian Colleges, Inc. *	334,463	3,796
Regis Corp.	113,761	3,322
Strayer Education, Inc.	17,650	3,277
The Cheesecake Factory, Inc. *	135,200	3,060
Vail Resorts, Inc. *	45,756	2,234
WMS Industries, Inc. *	57,060	2,065

		25,132

Diversified Financials 6.1%
Affiliated Managers Group, Inc. *	20,200	2,007
Calamos Asset Management, Inc., Class A (a)	191,552	3,439
Cash America International, Inc.	38,400	1,566
E *TRADE Financial Corp. *	550,820	2,192
Federated Investors, Inc., Class B	94,300	3,157
GAMCO Investors, Inc.,
Class A (a)	53,312	2,453
KBW, Inc. *	133,277	3,164
Knight Capital Group, Inc., Class A *	395,013	7,391
Moody’s Corp.	48,600	1,796
Raymond James Financial, Inc.	137,927	3,968
Waddell & Reed Financial, Inc., Class A	56,000	1,896

		33,029

Energy 6.6%
Alpha Natural Resources, Inc. *	79,011	3,844
Arena Resources, Inc. *	106,760	4,794
Cameron International Corp. *	8,900	438

See financial notes 21

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Carrizo Oil & Gas, Inc. *	40,175	2,551
Concho Resources, Inc. *	126,400	3,485
CONSOL Energy, Inc.	2,400	194
Holly Corp.	25,874	1,073
Massey Energy Co.	30,110	1,576
Murphy Oil Corp.	7,450	673
Oceaneering International, Inc. *	25,000	1,669
Parallel Petroleum Corp. *	88,800	1,882
TETRA Technologies, Inc. *	238,500	3,878
Weatherford International Ltd. *	4,200	339
Whiting Petroleum Corp. *	47,719	3,651
Willbros Group, Inc. *	157,827	5,696

		35,743

Food & Staples Retailing 1.5%
Performance Food Group Co. *	63,911	2,138
United Natural Foods, Inc. *	125,187	2,479
Whole Foods Market, Inc.	104,800	3,421

		8,038

Food, Beverage & Tobacco 3.9%
Central European Distribution Corp. *	42,600	2,595
Chiquita Brands International, Inc. *	144,600	3,290
Diamond Foods, Inc.	105,900	2,262
Fresh Del Monte Produce, Inc. *	47,500	1,505
Lance, Inc.	112,542	2,359
Sanderson Farms, Inc.	38,500	1,604
The Hain Celestial Group, Inc. *	210,683	5,200
TreeHouse Foods, Inc. (a) *	95,498	2,165

		20,980

Health Care Equipment & Services 7.7%
AMN Healthcare Services, Inc. *	137,042	1,999
Analogic Corp.	124,256	7,156
Beckman Coulter, Inc.	31,400	2,145
bmaHEALTHSOUTH Corp. *	115,560	2,273
Centene Corp. *	113,500	2,085
Eclipsys Corp. *	71,760	1,491
Edwards Lifesciences Corp. *	106,500	5,902
Greatbatch, Inc. *	64,000	1,164
Hospira, Inc. *	43,950	1,809
OraSure Technologies, Inc. (a) *	425,420	2,748
Thoratec Corp. *	285,000	4,557
Wright Medical Group, Inc. *	212,300	5,927
Zoll Medical Corp. *	78,800	2,630

		41,886

Household & Personal Products 0.7%
NBTY, Inc. *	83,085	2,339
Prestige Brands Holdings, Inc. *	150,225	1,349

		3,688

Insurance 1.2%
Arch Capital Group Ltd. *	36,294	2,564
Assurant, Inc.	38,510	2,503
ProAssurance Corp. *	28,020	1,483

		6,550

Materials 4.2%
Brush Engineered Materials, Inc. *	63,500	1,969
Calgon Carbon Corp. *	131,600	1,875
Commercial Metals Co.	102,000	3,176
Cytec Industries, Inc.	55,850	3,296
Glatfelter	288,000	4,202
International Flavors & Fragrances, Inc.	70,200	3,202
Koppers Holdings, Inc.	27,700	1,342
Landec Corp. *	69,000	560
Rockwood Holdings, Inc. *	53,000	1,956
Symyx Technologies, Inc. *	156,500	1,175

		22,753

Pharmaceuticals & Biotechnology 6.8%
Alkermes, Inc. *	181,010	2,250
ICON plc ADR *	34,400	2,477
Illumina, Inc. *	29,900	2,329
Martek Biosciences Corp. *	204,200	7,200
Perrigo Co.	114,221	4,682
Salix Pharmaceuticals Ltd. *	430,000	3,019
Techne Corp. *	35,700	2,589
The Medicines Co. *	219,000	4,325
Thermo Fisher Scientific, Inc. *	9,800	567
United Therapeutics Corp. (a) *	57,333	4,845
Varian, Inc. *	49,098	2,500

		36,783

Real Estate 1.3%
Lexington Realty Trust	221,575	3,191
Washington Real Estate Investment Trust	106,202	3,773

		6,964

Retailing 3.5%
1-800-FLOWERS.COM, Inc., Class A *	274,500	2,421
bebe stores, Inc.	104,500	1,044
Blue Nile, Inc. *	33,124	1,645
Coldwater Creek, Inc. *	502,800	2,685
Fred’s, Inc., Class A	78,600	871
GameStop Corp., Class A *	43,190	2,377
LKQ Corp. *	79,700	1,734
Macy’s, Inc.	77,344	1,956
The Gap, Inc.	16,600	309
The Gymboree Corp. *	39,900	1,725
Tractor Supply Co. *	39,400	1,401
Tuesday Morning Corp. *	153,500	835

		19,003

22 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Semiconductors & Semiconductor Equipment 6.6%
Broadcom Corp., Class A *	95,300	2,474
Cavium Networks, Inc. *	92,500	1,901
EMCORE Corp. *	494,000	3,053
Exar Corp. *	370,000	3,119
FEI Co. *	146,500	3,204
Kopin Corp. *	941,500	2,806
LSI Corp. *	452,900	2,808
Maxim Integrated Products, Inc.	180,650	3,799
Silicon Image, Inc. *	506,500	3,024
Teradyne, Inc. *	102,000	1,355
Ultratech, Inc. *	291,500	4,157
Varian Semiconductor Equipment Associates, Inc. *	113,400	4,154

		35,854

Software & Services 14.5%
ANSYS, Inc. *	68,600	2,760
Aspen Technology, Inc. *	334,000	4,589
Bankrate, Inc. *	36,100	1,886
Concur Technologies, Inc. *	95,010	3,149
Double-Take Software, Inc. *	206,885	3,078
Epicor Software Corp. *	247,000	1,976
FalconStor Software, Inc. *	379,180	3,090
Interwoven, Inc. *	263,500	2,967
Lionbridge Technologies, Inc. *	673,000	1,985
ManTech International Corp., Class A (a) *	83,643	3,996
Mentor Graphics Corp. *	191,500	1,928
Nuance Communications, Inc. *	176,570	3,581
Omniture, Inc. *	70,800	1,616
Parametric Technology Corp. *	136,000	2,370
Perficient, Inc. *	68,000	624
Quality Systems, Inc.	55,725	1,790
RealNetworks, Inc. *	356,000	2,193
RightNow Technologies, Inc. *	209,164	2,504
Safeguard Scientifics, Inc. *	1,016,404	1,626
Secure Computing Corp. *	410,500	2,718
SINA Corp. *	39,000	1,802
Sohu.com, Inc. *	43,800	3,028
Solera Holdings, Inc. *	86,500	2,233
Switch & Data Facilities Co. *	65,100	986
Take-Two Interactive Software, Inc. *	45,910	1,205
The Ultimate Software Group, Inc. *	65,520	2,148
THQ, Inc. *	335,577	7,141
TIBCO Software, Inc. *	718,006	5,507
Vignette Corp. *	195,000	2,252
Vocus, Inc. *	77,310	2,148

		78,876

Technology Hardware & Equipment 4.4%
ADC Telecommunications, Inc. *	153,470	2,152
Electro Scientific Industries, Inc. *	150,000	2,462
Emulex Corp. *	158,866	2,080
F5 Networks, Inc. *	121,643	2,753
FLIR Systems, Inc. *	65,780	2,258
GSI Group, Inc. *	203,000	1,654
Itron, Inc. *	15,300	1,424
L-1 Identity Solutions, Inc. *	161,746	2,331
Packeteer, Inc. *	373,513	2,633
Powerwave Technologies, Inc. *	480,500	1,312
SeaChange International, Inc. (a) *	98,111	702
Sun Microsystems, Inc. *	34,100	534
Zebra Technologies Corp., Class A *	49,585	1,822

		24,117

Telecommunication Services 1.0%
Cbeyond, Inc. *	75,578	1,492
SBA Communications Corp., Class A *	119,360	3,860

		5,352

Transportation 0.9%
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	30,700	1,720
Hub Group, Inc., Class A *	43,900	1,435
Kirby Corp. *	27,230	1,493

		4,648

Total Common Stock (Cost $512,311)		506,019

Foreign Common Stock 3.3% of net assets

Bermuda 1.3%

Consumer Services 1.3%
Orient-Express Hotels Ltd., Class A	157,750	7,343

Canada 0.4%

Food, Beverage & Tobacco 0.4%
SunOpta, Inc. *	417,660	2,310

Singapore 0.7%

Semiconductors & Semiconductor Equipment 0.7%
Verigy Ltd. *	172,557	3,688

United Kingdom 0.6%

Insurance 0.6%
Willis Group Holdings Ltd.	92,603	3,218

United States 0.3%

Health Care Equipment & Services 0.3%
Natus Medical, Inc. *	77,600	1,526

Total Foreign Common Stock (Cost $20,719)		18,085

See financial notes 23

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 0.4% of net assets
iShares Russell 2000 Index Fund	31,500	2,249

Total Other Investment Companies (Cost $2,147)		2,249

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 3.4% of net assets

Repurchase Agreement 3.4%
Fixed Income Clearing Corp.
dated 04/30/08, due 05/01/08 at 1.75%, with a maturity value of $18,356 (fully collateralized by Federal National Mortgage Association Securities with a value of $18,736.)	18,355	18,355

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.96%, 06/19/08 (b)	124	124

Total Short-Term Investments (Cost $18,479)		18,479

End of Investments.

(All dollar amounts are x 1,000)

At 04/30/08, the tax basis cost of the fund’s investments was $557,563, and the unrealized appreciation and depreciation were $35,114 and ($47,845), respectively, with a net depreciation of ($12,731).

*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $20,348 or 3.8% of net assets
(b)	All or a portion of this security is held as collateral for open futures contracts.
ADR — American Depositary Receipt

In addition to the above, the fund held the following at 04/30/08. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
Russell 2000 Index, Long expires 06/18/08	5	1,794	(4)

24 See financial notes

 Laudus Small-Cap MarketMaster Fund

Statement of
Assets and Liabilities
As of April 30 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $553,656)		$544,832
Cash		2
Receivables:
Investments sold		7,318
Fund shares sold		632
Dividends		118
Interest	+	1

Total assets		552,903

Liabilities
Payables:
Investments bought		9,862
Investment advisers and administrator fees		55
Transfer agent and shareholder services fees		7
Fund shares redeemed		411
Due to brokers for futures		5
Accrued expenses	+	103

Total liabilities		10,443

Net Assets
Total assets		552,903
Total liabilities	−	10,443

Net assets		$542,460
Net Assets by Source
Capital received from investors		590,466
Distribution in excess of net investment income		(1,054)
Net realized capital losses		(38,124)
Net unrealized capital losses		(8,828)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$88,078		7,630		$11.54
Select Shares	$454,382		39,019		$11.65

See financial notes 25

 Laudus Small-Cap MarketMaster Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $1)		$1,927
Interest	+	425

Total Investment Income		2,352

Net Realized Gains and Losses
Net realized losses on investments		(36,078)
Net realized losses on futures contracts	+	(233)

Net realized losses		(36,311)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(34,931)
Net unrealized losses on futures contracts	+	(60)

Net unrealized losses		(34,991)

Expenses
Investment adviser and administrator fees		2,879
Transfer agent and shareholder service fees:
Investor Shares		109
Select Shares		405
Registration fees		90
Portfolio accounting fees		35
Shareholder reports		26
Custodian fees		23
Professional fees		22
Trustees’ fees		4
Interest expense		1
Other expenses	+	8

Total expenses		3,602
Custody credits	−	4
Expense reduction by adviser and Schwab	−	165

Net expenses		3,433

Increase (Decrease) in Net Assets from Operations
Total investment income		2,352
Net expenses	−	3,433

Net investment loss		(1,081)
Net realized losses		(36,311)
Net unrealized losses	+	(34,991)

Decrease in net assets from operations		($72,383)

26 See financial notes

 Laudus Small-Cap MarketMaster Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-04/30/08	11/1/06-10/31/07
Net investment losses		($1,081)	($761)
Net realized gains (losses)		(36,311)	12,919
Net unrealized gains (losses)	+	(34,991)	10,469

Increase (Decrease) in net assets from operations		(72,383)	22,627

Distributions to Shareholders
Distributions from net realized gains
Investor Shares		2,435	14,314
Select Shares	+	10,845	1,039

Total distributions from net realized gains		$13,280	$15,353

Transactions in Fund Shares

		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		911	$10,702	743	$9,969
Select Shares	+	10,827	125,845	31,680	429,281

Total shares sold		11,738	$136,547	32,423	$439,250

Shares Reinvested
Investor Shares		188	$2,278	1,070	$13,314
Select Shares	+	285	3,475	68	853

Total shares reinvested		473	$5,753	1,138	$14,167

Shares Redeemed
Investor Shares		(688)	($7,972)	(1,296)	($17,359)
Select Shares	+	(3,655)	(42,548)	(649)	(8,781)

Total shares redeemed		(4,343)	($50,520)	(1,945)	($26,140)

Net transactions in fund shares		7,868	$91,780	31,616	$427,277

Shares Outstanding and Net Assets
		11/1/07-04/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		38,781	$536,343	7,165	$101,792
Total increase	+	7,868	6,117	31,616	434,551

End of period		46,649	$542,460	38,781	$536,343

Distribution in excess of net investment income/
Net investment income not yet distributed			($1,054)		$27

See financial notes 27

Laudus International MarketMasters Fundtm

Financial Statements

Financial Highlights

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–	11/1/02–
Investor Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	25.96	20.73	16.78	13.58	11.95	8.74

Income (loss) from investment operations:
Net investment income (loss)	0.07	0.14	0.13	0.06	0.02	0.03
Net realized and unrealized gains (losses)	(3.22)	6.84	3.98	3.16	1.65	3.18

Total from investment operations	(3.15)	6.98	4.11	3.22	1.67	3.21
Less distributions:
Distributions from net investment income	(0.10)	(0.16)	(0.16)	(0.02)	(0.04)	(0.00)[1]
Distributions from net realized gains	(2.03)	(1.59)	—	—	—	—

Total distributions	(2.13)	(1.75)	(0.16)	(0.02)	(0.04)	(0.00)[1]

Net asset value at end of period	20.68	25.96	20.73	16.78	13.58	11.95

Total return (%)	(12.18)[2]	36.01	24.66	23.75	13.98	36.74

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.59 [3]	1.56 [4]	1.57 [4]	1.65	1.65	1.65
Gross operating expenses	1.59 [3]	1.59	1.64	1.74	1.89	1.92
Net investment income (loss)	0.64 [3]	0.62	0.52	0.37	0.15	0.33
Portfolio turnover rate	43 [2]	71	90	53	69	99
Net assets, end of period ($ x 1,000,000)	1,838	2,297	1,320	794	552	302

	11/1/07–	11/1/06–	11/1/05–	11/1/04–	4/2/04[5]–
Select Shares	4/30/08*	10/31/07	10/31/06	10/31/05	10/31/04

Per-Share Data ($)

Net asset value at beginning of period	26.00	20.77	16.81	13.61	13.64

Income (loss) from investment operations:
Net investment income (loss)	0.08	0.15	0.19	0.08	0.02
Net realized and unrealized gains (losses)	(3.22)	6.86	3.96	3.17	(0.05)

Total from investment operations	(3.14)	7.01	4.15	3.25	(0.03)
Less distributions:
Distributions from net investment income	(0.13)	(0.19)	(0.19)	(0.05)	—
Distributions from net realized gains	(2.03)	(1.59)	—	—	—

Total distributions	(2.16)	(1.78)	(0.19)	(0.05)	—

Net asset value at end of period	20.70	26.00	20.77	16.81	13.61

Total return (%)	(12.13)[2]	36.16	24.88	23.90	(0.22)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.47 [3]	1.44 [6]	1.39 [6]	1.47	1.47	[3]
Gross operating expenses	1.55 [3]	1.55	1.60	1.68	1.86	[3]
Net investment income (loss)	0.78 [3]	0.73	0.72	0.59	0.37	[3]
Portfolio turnover rate	43 [2]	71	90	53	69	[2]
Net assets, end of period ($ x 1,000,000)	1,052	1,255	628	274	81
* Unaudited.
1 Per-share amount is less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 1.64% and 1.59% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been included.
5 Commencement of operations.
6 The ratio of net operating expenses would have been 1.47% and 1.47% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been included.

28 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

0.1%	Common Stock	1,948	2,254
95.0%	Foreign Common Stock	2,357,975	2,744,769
—%	Preferred Stock	907	728
0.9%	Other Investment Companies	26,373	24,963
—%	Warrants	25	84
—%	Rights	—	861
3.3%	Short-Term Investments	96,956	96,956

99.3%	Total Investments	2,484,184	2,870,615
0.7%	Other Assets and Liabilities		18,906

100.0%	Net Assets		2,889,521

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 0.1% of net assets

Food, Beverage & Tobacco 0.1%
Central European Distribution Corp. *	37,000	2,254

Total Common Stock (Cost $1,948)		2,254

Foreign Common Stock 95.0% of net assets

Australia 4.2%

Capital Goods 0.2%
Boart Longyear Group	2,623,743	4,688

Commercial Services & Supplies 0.2%
Seek Ltd.	105,778	498
Transfield Services Ltd.	484,336	5,842

		6,340

Diversified Financials 0.5%
Babcock & Brown Ltd.	375,501	5,176
Macquarie Group Ltd.	144,812	8,622

		13,798

Energy 0.2%
WorleyParsons Ltd.	160,104	5,855

Food & Staples Retailing 0.4%
Woolworths Ltd.	476,361	12,862

Insurance 0.3%
QBE Insurance Group Ltd.	309,800	7,421

Materials 1.5%
BHP Billiton Ltd. ADR	355,425	28,669
Incitec Pivot Ltd.	14,400	2,190
Mount Gibson Iron Ltd. *	2,252,003	6,213
Oxiana Ltd.	756,500	2,349
Pan Australian Resources Ltd. *	2,439,140	2,738
Platinum Australia Ltd. *	619,412	1,366
St. Barbara Ltd. *	1,071,283	711

		44,236

Pharmaceuticals & Biotechnology 0.4%
CSL Ltd.	280,892	10,514

Real Estate 0.3%
Commonwealth Property Office Fund	6,716,559	8,878

Retailing 0.1%
David Jones Ltd.	1,290,952	4,226

Utilities 0.1%
Babcock & Brown Power	1,121,353	2,002

		120,820

Austria 0.4%

Banks 0.4%
Raiffeisen International Bank-Holding AG	66,175	10,632

Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	12,837	1,117

		11,749

Belgium 0.1%

Technology Hardware & Equipment 0.1%
EVS Broadcast Equipment S.A.	33,431	3,401

Bermuda 4.0%

Capital Goods 1.0%
Cooper Industries Ltd., Class A	174,000	7,376
Fong’s Industries Co., Ltd. (c)	12,208,000	6,767
Ingersoll-Rand Co., Ltd., Class A	177,125	7,861
Noble Group Ltd.	4,559,800	7,495

		29,499

Consumer Durables & Apparel 0.1%
Arts Optical International Holdings Ltd. (c)	8,688,000	3,564

Energy 1.9%
Nabors Industries Ltd. *	562,975	21,134
Seadrill Ltd.	172,300	5,190
Weatherford International Ltd. *	349,900	28,226

		54,550

Insurance 0.1%
PartnerRe Ltd.	43,725	3,235

See financial notes 29

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Materials 0.3%
Aquarius Platinum Ltd.	426,100	6,656
Huabao International Holdings Ltd.	1,080,000	962

		7,618

Media 0.1%
Central European Media Enterprises Ltd., Class A *	14,500	1,537

Retailing 0.3%
Esprit Holdings Ltd.	564,100	6,947
Li & Fung Ltd.	764,400	3,153

		10,100

Transportation 0.2%
Cosco Pacific Ltd.	1,518,000	2,870
Golden Ocean Group Ltd.	282,408	1,763

		4,633

		114,736

Brazil 2.8%

Capital Goods 0.0%
Lupatech S.A. *	34,700	1,305

Consumer Durables & Apparel 0.1%
Cyrela Brazil Realty S.A.	123,800	2,065

Consumer Services 0.1%
Anhanguera Educacional Participacoes S.A.	117,100	1,951

Diversified Financials 0.2%
BM&F (Bolsa de Mercadorias e Futuros)	65,200	651
Bovespa Holding S.A.	334,600	5,012
GP Investments Ltd. BDR *	126,600	1,219

		6,882

Food & Staples Retailing 0.1%
Drogasil S.A.	201,300	1,671

Materials 1.6%
Aracruz Celulose S.A. ADR	32,400	2,611
Companhia Vale do Rio Doce ADR	1,028,950	40,211
MMX Mineracao e Metalicos S.A. *	133,800	4,427

		47,249

Real Estate 0.2%
BR Malls Participacoes S.A. *	197,700	2,177
Brasil Brokers Participacoes *	2,700	2,355
Iguatemi Empresa de Shopping Centers S.A.	28,500	369

		4,901

Retailing 0.1%
Lojas Renner S.A.	96,200	2,269

Software & Services 0.2%
Redecard S.A.	203,600	3,969
Totvs S.A.	34,300	1,172

		5,141

Telecommunication Services 0.2%
GVT Holding S.A. *	273,600	6,666

Transportation 0.0%
Localiza Rent a Car S.A.	93,000	1,203

		81,303

Canada 6.9%

Banks 0.1%
Canadian Western Bank	69,400	1,711

Capital Goods 0.0%
AG Growth Income Fund	20,777	679

Consumer Durables & Apparel 0.2%
Gildan Activewear, Inc. *	234,237	6,003

Diversified Financials 0.0%
TSX Group, Inc.	18,200	764

Energy 1.7%
Canadian Natural Resources Ltd.	62,950	5,351
CHC Helicopter Corp., Class A	236,100	7,455
Compton Petroleum Corp. *	279,037	3,208
Gran Tierra Energy, Inc. *	61,370	278
Oilexco, Inc. *	120,300	1,836
Petrobank Energy & Resources Ltd. *	74,106	3,576
Precision Drilling Trust	225,300	5,638
Suncor Energy, Inc.	189,225	21,324
Trinidad Drilling Ltd.	117,286	1,493

		50,159

Food & Staples Retailing 0.2%
Shoppers Drug Mart Corp.	130,200	6,877

Insurance 0.1%
Manulife Financial Corp.	93,875	3,676

Materials 2.9%
Agnico-Eagle Mines Ltd.	18,000	1,131
Agrium, Inc.	65,900	5,206
Alamos Gold, Inc. *	229,486	1,388
Equinox Minerals Ltd. *	255,300	1,181
FNX Mining Co., Inc. *	84,700	1,947
Fording Canadian Coal Trust	63,300	3,930
Golden Star Resources Ltd. *	234,399	787
Jaguar Mining, Inc. *	87,273	800
Labrador Iron Ore Royalty Income Fund	45,441	2,382
Major Drilling Group International, Inc. *	46,363	2,378
Potash Corp. of Saskatchewan, Inc.	284,025	52,246
Teck Cominco Ltd., Class B	224,300	9,795
Timminco Ltd. *	43,500	843

		84,014

Real Estate 0.4%
Brookfield Asset Management, Inc., Class A	39,287	1,285
Morguard Real Estate Investment Trust (c)	285,190	3,602
Northern Property Real Estate Investment Trust (c)	288,700	6,396

		11,283

Software & Services 0.2%
Open Text Corp. *	116,300	4,329

Telecommunication Services 0.4%
Rogers Communications, Inc., Class B	228,100	10,149

30 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Transportation 0.7%
Canadian National Railway Co.	181,100	9,488
Canadian Pacific Railway Ltd.	163,825	11,330

		20,818

		200,462

Cayman Islands 3.3%

Capital Goods 0.0%
China High Speed Transmission Equipment Group Co., Ltd. *	686,000	1,201

Consumer Durables & Apparel 0.1%
Li Ning Co., Ltd.	564,000	1,673

Diversified Financials 0.0%
Polytec Asset Holdings Ltd.	2,470,000	547

Energy 2.3%
Noble Corp.	527,400	29,682
Transocean, Inc. *	250,546	36,945

		66,627

Health Care Equipment & Services 0.1%
China Medical Technologies, Inc.	44,617	1,669

Household & Personal Products 0.1%
Herbalife Ltd.	43,600	1,909

Materials 0.2%
AMVIG Holdings Ltd. (c)	4,700,000	4,925

Media 0.1%
Pico Far East Holdings Ltd.	12,876,000	1,820

Real Estate 0.1%
KWG Property Holding Ltd. *	3,181,000	3,321

Retailing 0.0%
Sa Sa International Holdings Ltd.	2,244,000	882

Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	1,075,100	7,324

Technology Hardware & Equipment 0.1%
Kingboard Chemical Holdings Ltd.	405,500	1,913

		93,811

Chile 0.1%

Food & Staples Retailing 0.1%
Cencosud S.A. ADR (b)	57,600	3,643

Denmark 1.1%

Capital Goods 0.4%
FLSmidth & Co. A/S	79,900	8,385
Vestas Wind Systems A/S *	35,400	3,838

		12,223

Food, Beverage & Tobacco 0.2%
East Asiatic Co. Ltd. A/S	54,988	4,860

Insurance 0.0%
Topdanmark A/S *	7,800	1,371

Pharmaceuticals & Biotechnology 0.5%
Genmab A/S *	30,600	1,651
Novo Nordisk A/S, Class B	180,675	12,361

		14,012

		32,466

Egypt 0.5%

Banks 0.0%
Commercial International Bank	69,100	1,169

Capital Goods 0.2%
ElSewedy Cables Holding Co. *	86,059	2,252
Orascom Construction Industries	48,400	3,969

		6,221

Consumer Services 0.1%
Orascom Hotels & Development *	134,988	2,130

Diversified Financials 0.2%
Egyptian Financial Group-Hermes Holding *	557,047	5,703

Materials 0.0%
El Ezz Steel Rebars S.A.E.	11,496	203

		15,426

Finland 0.8%

Automobiles & Components 0.4%
Nokian Renkaat Oyj	262,789	11,029

Capital Goods 0.0%
Ramirent Oyj	31,961	528

Technology Hardware & Equipment 0.4%
Nokia Oyj	385,061	11,577

		23,134

France 5.6%

Banks 0.7%
BNP Paribas	184,000	19,615

Capital Goods 0.9%
Carbone Lorraine S.A.	159,598	8,790
Nexans S.A.	79,768	10,528
Societe Industrielle D’Aviations Latecoere S.A. (c)	248,348	5,409

		24,727

Consumer Durables & Apparel 0.3%
LVMH Moet Hennessy Louis Vuitton S.A.	77,200	8,762

Diversified Financials 0.3%
Eurazeo	32,018	4,123
Financiere Marc de Lacharriere S.A.	71,363	4,278

		8,401

Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	13,474	1,670
Groupe Danone ADR	153,100	2,707

		4,377

See financial notes 31

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Health Care Equipment & Services 0.1%
bioMerieux	9,250	1,008
Orpea *	31,100	1,693

		2,701

Insurance 0.4%
April Group	31,900	1,691
Axa ADR	29,025	1,075
Euler Hermes S.A.	78,662	9,055

		11,821

Media 1.4%
Ipsos	184,224	6,281
Publicis Groupe	478,900	19,233
Seloger.com *	18,300	855
Societe Television Francaise 1	726,500	15,267

		41,636

Pharmaceuticals & Biotechnology 0.2%
Boiron S.A. (c)	125,053	3,723
Virbac S.A.	18,349	1,730

		5,453

Real Estate 0.1%
Klepierre	38,065	2,302

Technology Hardware & Equipment 0.4%
Neopost S.A.	125,318	13,020

Telecommunication Services 0.1%
Iliad S.A.	25,239	2,671

Transportation 0.1%
Norbert Dentressangle	25,057	2,257

Utilities 0.5%
EDF Energies Nouvelles S.A.	28,500	1,914
Sechilienne S.A.	42,979	3,399
Veolia Environnement	117,984	8,498

		13,811

		161,554

Georgia 0.0%

Diversified Financials 0.0%
Bank of Georgia - Reg’d GDR *	29,700	711

Germany 6.6%

Automobiles & Components 1.4%
Bayerische Motoren Werke (BMW) AG	336,300	18,334
Daimler AG - Reg’d	178,700	13,895
ElringKlinger AG	67,274	7,918

		40,147

Capital Goods 1.6%
Bauer AG	21,000	1,668
Bilfinger Berger AG	126,325	10,712
Kloeckner & Co., AG	24,900	1,349
MTU Aero Engines Holding AG	91,729	4,177
Pfeiffer Vacuum Technology AG	41,062	3,925
Q-Cells AG *	46,740	5,374
Roth & Rau AG *	3,303	762
SGL Carbon AG *	34,400	2,323
Solarworld AG	143,560	7,625
Vossloh AG	60,152	8,679

		46,594

Commercial Services & Supplies 0.2%
GfK AG	116,558	5,306

Consumer Durables & Apparel 0.2%
Rational AG	24,544	5,421

Diversified Financials 0.1%
Deutsche Boerse AG	27,031	3,931

Household & Personal Products 0.3%
Beiersdorf AG	92,400	7,829

Insurance 0.5%
Allianz SE - Reg’d	66,400	13,492

Materials 0.6%
BASF SE ADR	75,475	10,810
K & S AG	15,900	6,564

		17,374

Media 0.1%
CTS Eventim AG	36,600	1,398

Pharmaceuticals & Biotechnology 0.1%
Stada Arzneimittel AG	53,122	3,595

Real Estate 0.0%
Colonia Real Estate AG *	38,800	777

Retailing 0.0%
Medion AG *	38,851	774

Semiconductors & Semiconductor Equipment 0.0%
Manz Automation AG *	3,059	784

Software & Services 1.0%
SAP AG	298,000	14,914
United Internet AG - Reg’d	315,800	6,745
Wirecard AG *	380,976	7,958

		29,617

Technology Hardware & Equipment 0.3%
Wincor Nixdorf AG	110,817	8,410

Utilities 0.2%
RWE AG ADR	40,225	4,630

		190,079

Greece 1.1%

Banks 0.3%
EFG Eurobank Ergasias	29,953	926
National Bank of Greece S.A.	70,447	3,875
Piraeus Bank S.A.	114,200	3,878

		8,679

Consumer Durables & Apparel 0.1%
Jumbo S.A.	62,600	1,849

Consumer Services 0.2%
Intralot S.A. Integrated Lottery	386,300	7,748

Food, Beverage & Tobacco 0.2%
Coca-Cola Hellenic Bottling Co., S.A.	119,573	5,343

32 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Household & Personal Products 0.2%
Alapis Holding Industrial & Commercial S.A.	1,070,232	3,458
Gr. Sarantis S.A.	117,540	2,007

		5,465

Utilities 0.1%
Thessaloniki Water & Sewage	165,089	1,582

		30,666

Hong Kong 0.5%

Capital Goods 0.1%
Melco International Development Ltd.	2,552,000	3,476

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	230,400	4,708

Real Estate 0.2%
Prosperity REIT	3,210,000	662
Sino-Ocean Land Holdings Ltd. *	3,169,500	2,612
The Link REIT	1,502,500	3,597

		6,871

		15,055

India 1.0%

Banks 0.1%
Housing Development Finance Corp., Ltd.	45,788	3,146

Household & Personal Products 0.1%
Dabur India Ltd.	557,507	1,458

Materials 0.1%
Asian Paints Ltd.	27,443	865
Everest Kanto Cylinder Ltd.	118,097	1,011

		1,876

Pharmaceuticals & Biotechnology 0.1%
Sun Pharmaceutical Industries Ltd. *	82,900	3,022

Real Estate 0.1%
DLF Ltd.	140,398	2,447
Unitech Ltd.	277,600	2,129

		4,576

Software & Services 0.3%
Financial Technologies (India) Ltd.	35,900	1,535
ICSA (India) Ltd.	115,571	1,390
Infosys Technologies Ltd.	128,300	5,555

		8,480

Telecommunication Services 0.2%
Bharti Airtel Ltd. *	167,981	3,727
Tulip Telecom Ltd.	64,870	1,475

		5,202

		27,760

Indonesia 0.3%

Banks 0.1%
PT Bank Rakyat Indonesia	3,485,000	2,251

Capital Goods 0.0%
PT United Tractors Tbk	756,000	983

Food, Beverage & Tobacco 0.1%
PT Sampoerna AgroTbk	3,895,500	1,538

Materials 0.1%
Timah Tbk PT	1,451,000	5,034

		9,806

Ireland 1.3%

Banks 0.7%
Bank of Ireland	1,437,600	19,765

Food, Beverage & Tobacco 0.1%
Glanbia plc	446,490	3,464

Health Care Equipment & Services 0.1%
United Drug plc	496,768	2,955

Media 0.2%
Independent News & Media plc	1,377,799	4,063

Pharmaceuticals & Biotechnology 0.2%
ICON plc ADR *	81,800	5,890

		36,137

Israel 0.2%

Pharmaceuticals & Biotechnology 0.1%
Teva Pharmaceutical Industries Ltd.	83,900	3,925

Retailing 0.1%
Delek Automotive Systems Ltd.	123,961	1,914

Technology Hardware & Equipment 0.0%
Orbotech Ltd. *	25,000	439

		6,278

Italy 1.7%

Capital Goods 0.5%
Astaldi S.p.A.	275,477	2,301
Maire Tecnimont S.p.A. *	170,545	1,005
Prysmian S.p.A.	220,200	5,191
Trevi Finanziaria S.p.A.	198,231	4,578

		13,075

Consumer Durables & Apparel 0.4%
Geox S.p.A.	5,605	80
Luxottica Group S.p.A.	408,700	11,478

		11,558

Energy 0.5%
ERG S.p.A.	107,300	2,350
Saipem S.p.A.	305,900	13,378

		15,728

Materials 0.1%
Polynt S.p.A.	288,732	1,647

Transportation 0.1%
Autostrada Torino-Milano S.p.A.	234,103	4,164

See financial notes 33

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Utilities 0.1%
Enia S.p.A. *	118,691	1,659
Hera S.p.A.	199,400	751

		2,410

		48,582

Japan 10.0%

Automobiles & Components 0.9%
Denso Corp.	140,100	4,887
F.C.C. Co., Ltd.	421,300	5,668
Honda Motor Co., Ltd.	388,500	12,400
Toyota Boshoku Corp.	127,900	3,658

		26,613

Banks 0.2%
Suruga Bank Ltd.	383,000	5,420

Capital Goods 2.4%
Fanuc Ltd.	59,000	6,219
Komatsu Ltd.	365,200	11,114
Kurita Water Industries Ltd.	9,600	343
Mitsubishi Corp.	328,500	10,575
Mitsui & Co., Ltd.	521,000	12,236
NGK Insulators Ltd.	201,000	3,871
Takeuchi Mfg. Co., Ltd.	143,400	3,476
The Japan Steel Works Ltd.	398,000	7,364
Toyo Tanso Co., Ltd.	68,627	5,518
Ushio, Inc.	383,800	7,290
Yushin Precision Equipment Co., Ltd.	42,100	901

		68,907

Commercial Services & Supplies 0.2%
Meitec Corp.	120,000	3,440
Takara Printing Co., Ltd.	96,980	837

		4,277

Consumer Durables & Apparel 0.1%
Shimano, Inc.	81,900	3,743

Diversified Financials 1.5%
Daiwa Securities Group, Inc.	1,809,300	17,951
Nomura Holdings, Inc.	1,213,400	21,188
Osaka Securities Exchange Co., Ltd.	703	3,824

		42,963

Energy 0.1%
Shinko Plantech Co., Ltd.	191,100	3,003

Food & Staples Retailing 0.1%
Matsumotokiyoshi Holdings Co., Ltd.	151,000	3,144

Food, Beverage & Tobacco 0.0%
The Nisshin Oillio Group Ltd.	269,000	983

Health Care Equipment & Services 0.2%
Nihon Kohden Corp.	114,300	2,283
So-net M3, Inc.	500	2,013

		4,296

Household & Personal Products 0.1%
Mandom Corp.	54,400	1,450

Materials 0.5%
Kuraray Co., Ltd.	158,000	1,883
Nifco, Inc.	215,600	4,654
Taiyo Ink Mfg. Co., Ltd.	128,000	3,090
The Nippon Synthetic Chemical Industry Co., Ltd.	221,000	1,318
Tokai Carbon Co., Ltd.	234,000	2,452
Tokyo Steel Manufacturing Co., Ltd.	129,600	1,880

		15,277

Media 0.1%
Jupiter Telecommunications Co., Ltd. *	4,375	3,788

Pharmaceuticals & Biotechnology 0.1%
Tsumura & Co.	94,400	2,285

Real Estate 0.3%
AEON Mall Co., Ltd.	154,800	4,860
K.K. DaVinci Advisors *	3,058	2,934
Tokyo Tatemono Co., Ltd.	203,000	1,772

		9,566

Retailing 0.2%
Nitori Co., Ltd.	89,210	4,696
Yamada Denki Co., Ltd.	3,150	271

		4,967

Semiconductors & Semiconductor Equipment 0.6%
Miraial Co., Ltd.	20,065	615
Rohm Co., Ltd.	247,000	17,337

		17,952

Software & Services 1.0%
Capcom Co., Ltd.	255,100	7,685
Kakaku.com, Inc.	118	612
KONAMI Corp.	133,000	4,785
Nintendo Co., Ltd.	20,400	11,277
So-net Entertainment Corp.	1,337	5,519

		29,878

Technology Hardware & Equipment 1.4%
Canon, Inc.	203,400	10,227
Hosiden Corp.	274,300	5,568
Mitsumi Electric Co., Ltd.	57,600	1,925
Nidec Sankyo Corp.	411,000	3,090
Nippon Electric Glass Co., Ltd.	234,000	3,640
OMRON Corp.	815,500	17,067

		41,517

		290,029

Luxembourg 1.2%

Energy 0.7%
Tenaris S.A. ADR	352,525	18,687

Household & Personal Products 0.1%
Oriflame Cosmetics S.A.	49,396	3,763

Materials 0.0%
ArcelorMittal	9,400	833

Telecommunication Services 0.4%
Millicom International Cellular S.A. *	98,936	10,686

		33,969

34 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Malaysia 0.5%

Banks 0.3%
Alliance Financial Group Berhad	2,766,000	2,706
Bumiputra-Commerce Holdings Berhad	1,359,000	4,295

		7,001

Capital Goods 0.0%
Zelan Berhad	683,700	565

Energy 0.1%
KNM Group Berhad	1,131,500	2,286

Food, Beverage & Tobacco 0.1%
IJM Plantations Berhad	707,000	832
Kuala Lumpur Kepong Berhad	549,300	2,913

		3,745

		13,597

Mexico 0.5%

Consumer Durables & Apparel 0.1%
Desarrolladora Homex S.A. de C.V. ADR (a) *	42,500	2,532

Diversified Financials 0.0%
Banco Compartamos S.A. de C.V. *	249,600	1,042

Media 0.4%
Grupo Televisa S.A. ADR	345,900	8,537
Megacable Holdings S.A.B. de C.V. *	428,900	1,264

		9,801

		13,375

Netherlands 3.6%

Capital Goods 0.3%
Koninklijke (Royal) Philips Electronics N.V.	20,700	778
Koninklijke BAM Groep N.V.	204,537	4,865
Koninklijke Boskalis Westminster N.V. , CVA	71,443	4,247

		9,890

Consumer Durables & Apparel 0.0%
TomTom N.V. *	30,300	1,047

Energy 1.5%
Core Laboratories N.V. *	45,600	5,713
Fugro N.V., C.V.A.	137,985	12,263
SBM Offshore N.V.	68,900	2,626
Schlumberger Ltd.	227,675	22,893

		43,495

Food & Staples Retailing 0.1%
Super De Boer *	267,205	1,759
X5 Retail Group N.V. GDR *	60,100	2,076

		3,835

Food, Beverage & Tobacco 0.1%
Unilever N.V.	75,000	2,516

Pharmaceuticals & Biotechnology 0.4%
QIAGEN N.V. *	467,172	10,458

Semiconductors & Semiconductor Equipment 0.4%
ASML Holding N.V.	369,300	10,465

Software & Services 0.1%
Unit 4 Agresso N.V.	56,434	1,589

Technology Hardware & Equipment 0.0%
Smartrac N.V. *	19,500	756

Transportation 0.7%
Koninklijke Vopak N.V.	240,970	16,419
Smit Internationale N.V.	38,735	4,488

		20,907

		104,958

New Zealand 0.5%

Consumer Services 0.1%
Sky City Entertainment Group Ltd.	918,212	2,866

Health Care Equipment & Services 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	2,775,824	5,792

Retailing 0.1%
The Warehouse Group Ltd.	454,415	2,058

Transportation 0.1%
Auckland International Airport Ltd.	2,474,582	4,123

		14,839

Norway 0.8%

Capital Goods 0.0%
ODIM A.S.A. *	70,779	1,240

Consumer Durables & Apparel 0.1%
Ekornes A.S.A.	130,700	2,361

Energy 0.6%
Deep Sea Supply plc *	919,383	3,972
Electromagnetic GeoServices A/S *	100,450	753
Farstad Shipping A.S.A. (c)	177,950	4,790
Sevan Marine A.S.A. *	227,400	3,186
Songa Offshore A.S.A. *	355,563	5,177

		17,878

Materials 0.0%
Yara International A.S.A. ADR	7,975	583

Pharmaceuticals & Biotechnology 0.1%
Pronova BioPharma A/S *	457,253	1,565

		23,627

Panama 0.1%

Transportation 0.1%
Copa Holdings S.A., Class A	46,600	1,822

Papua New Guinea 0.1%

Food, Beverage & Tobacco 0.1%
New Britain Palm Oil Ltd.	151,518	1,711

See financial notes 35

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Philippines 0.1%

Utilities 0.1%
Manila Water Co.	3,416,100	1,429

Republic of Korea 1.0%

Banks 0.2%
Kookmin Bank	59,940	4,182

Consumer Services 0.2%
MegaStudy Co., Ltd.	16,619	5,452

Household & Personal Products 0.1%
LG Household & Health Care Ltd.	9,960	2,061

Materials 0.0%
Hyundai Steel Co.	14,400	1,128

Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	16,700	11,839

Software & Services 0.1%
NHN Corp. *	14,040	3,254

		27,916

Russia 0.0%

Food, Beverage & Tobacco 0.0%
Black Earth Farming Ltd. SDR *	55,611	464

Singapore 2.9%

Capital Goods 0.3%
Keppel Corp., Ltd.	507,000	3,881
SembCorp Marine Ltd.	1,602,000	4,376

		8,257

Consumer Services 0.1%
Raffles Education Corp., Ltd.	2,034,000	1,750

Energy 0.2%
Straits Asia Resources Ltd.	1,883,000	4,583

Food & Staples Retailing 0.1%
Olam International Ltd.	1,954,300	3,882

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd. *	1,007,000	3,431

Health Care Equipment & Services 0.1%
Parkway Holdings Ltd.	1,724,850	4,480

Household & Personal Products 0.0%
GP Batteries International Ltd. (c)	655,000	375

Real Estate 0.6%
Capitaland Ltd.	2,022,300	10,192
CapitaMall Trust	3,157,000	8,125

		18,317

Technology Hardware & Equipment 0.2%
Unisteel Technology Ltd. (c)	5,069,750	6,047

Telecommunication Services 0.3%
MobileOne Ltd.	1,466,900	2,095
StarHub Ltd.	2,960,000	6,639

		8,734

Transportation 0.7%
SIA Engineering Co., Ltd. (c)	2,349,000	7,368
Singapore Airport Terminal Services Ltd. (c)	3,675,000	6,305
SMRT Corp., Ltd.	4,670,000	6,201

		19,874

Utilities 0.2%
Hyflux Ltd.	1,973,000	5,003

		84,733

South Africa 0.4%

Capital Goods 0.1%
Wilson Bayly Holmes-Ovcon Ltd.	77,100	1,293

Materials 0.1%
Merafe Resources Ltd. *	3,903,813	1,794
Northam Platinum Ltd.	228,226	1,986

		3,780

Telecommunication Services 0.2%
MTN Group Ltd.	324,654	6,170

		11,243

Spain 2.3%

Banks 0.2%
Banco Santander S.A.	201,000	4,347

Capital Goods 0.3%
Tecnicas Reunidas S.A.	127,362	9,590

Commercial Services & Supplies 0.2%
Prosegur, Compania de Seguridad S.A. - Reg’d	156,229	6,739

Food, Beverage & Tobacco 0.1%
Viscofan, S.A.	132,124	3,169

Materials 0.2%
Tubacex, S.A.	601,538	6,297

Media 0.5%
Gestevision Telecinco S.A.	690,200	14,426

Pharmaceuticals & Biotechnology 0.5%
Grifols S.A.	473,213	13,168
Laboratorios Farmaceuticos Rovi S.A. *	162,633	2,501

		15,669

Retailing 0.2%
Industria de Diseno Textil S.A.	79,991	4,331

Utilities 0.1%
Enagas	92,400	2,792

		67,360

Sweden 0.4%

Commercial Services & Supplies 0.1%
Intrum Justitia AB	232,066	3,736

Materials 0.2%
Billerud	343,900	3,731
SSAB Svenskt Stal AB, A Shares	66,700	2,202

		5,933

36 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Real Estate 0.1%
Kungsleden AB	251,989	2,505

		12,174

Switzerland 7.6%

Capital Goods 1.2%
ABB Ltd. - Reg’d	683,573	20,859
ABB Ltd. ADR	50,000	1,534
Bucher Industries AG - Reg’d	16,038	4,437
Burckhardt Compression Holding AG	4,100	1,315
Geberit AG - Reg’d	34,176	5,249
Meyer Burger Technology AG *	2,100	639

		34,033

Commercial Services & Supplies 0.7%
Adecco S.A. - Reg’d	360,500	21,458

Consumer Durables & Apparel 0.7%
Compagnie Financiere Richemont S.A., Series A	197,600	11,879
Swatch Group AG	26,600	7,103

		18,982

Diversified Financials 1.7%
Credit Suisse Group - Reg’d	504,400	28,089
EFG International - Reg’d	65,979	2,099
Partners Group Holding AG - Reg’d	18,900	2,586
UBS AG - Reg’d *	509,550	16,880

		49,654

Food, Beverage & Tobacco 1.0%
Barry Callebaut AG - Reg’d *	3,330	2,469
Lindt & Spruengli AG - Reg’d	1,091	3,354
Nestle S.A. - Reg’d	25,652	12,243
Nestle S.A. - Reg’d ADR	103,825	12,446

		30,512

Pharmaceuticals & Biotechnology 1.9%
Actelion Ltd. *	75,300	3,780
Basilea Pharmaceutica AG - Reg’d *	25,800	3,736
Lonza Group AG - Reg’d	73,800	9,997
Novartis AG - Reg’d	427,500	21,548
Novartis AG ADR	92,050	4,633
Roche Holding AG	64,000	10,591

		54,285

Real Estate 0.1%
PSP Swiss Property AG *	32,356	2,003

Software & Services 0.1%
Temenos Group AG - Reg’d *	108,092	3,032

Transportation 0.2%
Kuehne & Nagel International AG - Reg’d	63,165	6,773

		220,732

Taiwan 0.4%

Diversified Financials 0.1%
Yuanta Financial Holding Co., Ltd. *	3,186,000	3,028

Materials 0.1%
Tung Ho Steel Enterprise Corp.	841,000	1,706

Real Estate 0.0%
Hung Poo Real Estate Development Corp.	423,000	807

Semiconductors & Semiconductor Equipment 0.1%
MediaTek, Inc.	199,812	2,592

Technology Hardware & Equipment 0.1%
Hon Hai Precision Industry Co., Ltd.	399,026	2,306
Quanta Computer, Inc.	1,170,000	1,942

		4,248

		12,381

Thailand 0.4%

Banks 0.0%
Bank of Ayudhya PCL NVDR *	1,600,900	1,228

Consumer Durables & Apparel 0.1%
Quality Houses PCL	21,188,800	1,784

Diversified Financials 0.1%
Tisco Bank PCL NVDR	1,733,400	1,557

Energy 0.1%
Banpu PCL - Reg’d	207,900	2,893

Media 0.1%
BEC World PCL	2,053,100	1,797

Telecommunication Services 0.0%
Total Access Communication PCL	897,900	1,310

		10,569

Turkey 0.1%

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	21,000	1,900

United Arab Emirates 0.1%

Transportation 0.1%
DP World Ltd.	3,459,000	3,632

United Kingdom 19.5%

Banks 1.4%
Barclays plc	1,633,700	14,772
HSBC Holdings plc	735,000	12,762
Lloyds TSB Group plc	1,479,900	12,621

		40,155

Capital Goods 2.4%
BAE Systems plc ADR	49,850	1,864
Bodycote plc	1,841,098	8,791
Chemring Group plc	52,118	2,544
Chloride Group plc	1,498,329	6,283
Cobham plc	1,060,930	4,621
Qinetiq plc	492,600	1,887
Rolls-Royce Group plc *	843,682	7,311
Rolls-Royce Group plc, Class B *	68,667,827	137
Spirax-Sarco Engineering plc	168,515	3,649
The Weir Group plc	615,104	10,113
Ultra Electronics Holdings plc	356,978	9,095

See financial notes 37

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

VT Group plc	830,302	11,124
WSP Group plc	195,020	2,218

		69,637

Commercial Services & Supplies 2.3%
Aggreko plc	555,800	6,476
Babcock International Group plc	431,731	5,044
Capita Group plc	511,738	6,708
Connaught plc	252,962	2,043
De La Rue plc Group	381,455	6,451
Experian Group Ltd.	1,749,100	13,139
G4S plc	682,700	3,081
Homeserve plc	78,457	3,030
Intertek Group plc	238,169	4,574
Mitie Group plc	531,221	2,424
Serco Group plc	1,322,648	11,520
WS Atkins plc	133,300	2,790

		67,280

Consumer Services 0.2%
888 Holdings plc	546,548	1,632
Domino’s Pizza UK & IRL plc	271,940	1,225
Greene King plc	197,169	2,009
Restaurant Group plc	157,200	441

		5,307

Diversified Financials 1.3%
Ashmore Group plc	395,500	2,235
BlueBay Asset Management plc	198,200	1,272
Cattles plc	1,046,199	4,944
IG Group Holdings plc	971,659	6,944
International Personal Finance	674,600	3,166
Man Group plc	378,063	4,326
Schroders plc	635,800	13,217

		36,104

Energy 1.7%
BG Group plc	447,100	10,912
Cairn Energy plc *	45,012	2,792
Expro International Group plc	399,713	12,022
Imperial Energy Corp plc *	91,400	1,975
John Wood Group plc	455,104	3,865
Lamprell plc	505,300	4,530
Tullow Oil plc	273,990	4,092
Wellstream Holdings plc *	372,978	9,284

		49,472

Food & Staples Retailing 0.4%
Tesco plc	1,489,500	12,615

Food, Beverage & Tobacco 1.1%
British American Tobacco plc ADR	85,775	6,480
Cadbury Schweppes plc	975,900	11,209
Cadbury Schweppes plc ADR *	23,775	1,096
Diageo plc	143,900	2,935
Diageo plc ADR	131,125	10,739

		32,459

Health Care Equipment & Services 0.0%
Southern Cross Healthcare Ltd.	178,100	1,194

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	187,300	10,884

Insurance 0.1%
Admiral Group plc	49,800	855
Amlin plc	537,411	2,925

		3,780

Materials 3.1%
Anglo American plc ADR	308,892	10,116
Croda International plc	496,757	6,636
Ferrexpo plc	508,706	3,564
Johnson Matthey plc	54,700	2,165
Rexam plc	671,184	5,942
Rio Tinto plc ADR	82,875	38,951
Vedanta Resources plc	121,100	5,339
Victrex plc	564,678	7,974
Xstrata plc	113,367	8,826

		89,513

Media 1.0%
Aegis Group plc	888,677	2,209
British Sky Broadcasting Group plc	1,390,300	14,984
Johnston Press plc	1,565,300	3,839
Rightmove plc	114,500	947
Trinity Mirror plc	1,159,100	6,214

		28,193

Pharmaceuticals & Biotechnology 0.9%
GlaxoSmithKline plc	1,012,400	22,395
Hikma Pharmaceuticals plc	372,266	3,454

		25,849

Real Estate 0.1%
Shaftesbury plc	296,914	3,157

Retailing 0.7%
Signet Group plc	12,530,200	16,959
The Carphone Warehouse Group plc	377,600	2,026

		18,985

Software & Services 0.5%
Autonomy Corp. plc *	373,100	6,294
Aveva Group plc	182,329	4,391
Blinkx plc *	747,900	244
Detica Group plc	179,700	1,070
Playtech Ltd.	169,764	1,462
Xchanging plc	463,121	2,286

		15,747

Technology Hardware & Equipment 1.3%
Halma plc	1,008,051	4,264
Laird plc	418,497	4,127
Rotork plc	705,096	14,946
Spectris plc	389,185	5,872
TT electronics plc (c)	3,335,210	7,695

		36,904

Telecommunication Services 0.6%
Vodafone Group plc	5,106,469	16,160

Utilities 0.0%
Pennon Group plc	106,400	1,335

		564,730

Total Foreign Common Stock (Cost $2,357,975)		2,744,769

38 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Preferred Stock 0.0% of net assets

Brazil 0.0%

Banks 0.0%
Banco Sofisa S.A.	144,800	728

Total Preferred Stock (Cost $907)		728

Other Investment Companies 0.9% of net assets
iShares MSCI EAFE Growth Index Fund	68,100	5,150
iShares MSCI Emerging Markets Index	118,000	17,306
iShares MSCI Japan Index Fund	188,800	2,507

Total Other Investment Companies (Cost $26,373)		24,963

Warrants 0.0% of net assets

Malaysia 0.0%
WCT Engineering	312,040	84

Total Warrants (Cost $25)		84

Rights 0.0% of net assets

Switzerland 0.0%
UBS AG *	509,550	861

Total Rights (Cost $—)		861

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 3.3% of net assets

Repurchase Agreement 3.3%
Fixed Income Clearing Corp. dated 04/30/08, due 05/01/08 at 1.75%, with a maturity value of $96,811 (fully collateralized by U.S. Government Agency Securities with a value of $98,757.)
	96,806	96,806

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.96%, 06/19/08 (a)	150	150

Total Short-Term Investments (Cost $96,956)		96,956

End of Investments.

(All dollar amounts are x 1,000)

At 04/30/2008, the tax basis cost of the fund’s investments was $2,503,228, and the unrealized appreciation and depreciation were $492,454 and ($125,067), respectively, with a net unrealized appreciation of $367,387.

As of 04/30/2008 the value of certain foreign securities held by the fund aggregating $2,283,508 were adjusted from their market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,643 or 0.1% of net assets.
(c)	Illiquid security. At the period end, the value of these amounted to $66,966 or 2.3% of net assets.
ADR — American Depositary Receipt
BDR — Brazilian depositary receipt
CVA — Dutch Certificate
GDR — Global Depositary Receipt
NVDR — Non-Voting Depository Receipt
REIT — Real Estate Investment Trust
SDR — Special drawing rights

In addition to the above the fund held the following at 04/30/08. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contracts
Russell 2000 Index, Long, expires 06/18/08	5	1,794	(4)
S & P 500 Index, Long, expires 06/19/08	2	693	(3)

			(7)

See financial notes 39

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Currency	Amount of	Currency	Amount of	Unrealized
Expiration	to be	Currency to be	to be	Currency to be	Gains / Losses
Date	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts 81.1% of net assets

05/02/2008	USD	198	CHF	205	0
05/05/2008	USD	781	CHF	810	(2)
05/06/2008	USD	169	CHF	175	0
05/09/2008	USD	24,855	CHF	22,750	(1,913)
05/23/2008	USD	9,732	CHF	10,080	(553)
08/29/2008	USD	17,927	CHF	18,560	(502)
03/19/2009	USD	5,890	CHF	6,100	266
04/20/2009	USD	1,951	CHF	2,020	71
05/02/2008	USD	185	EUR	118	1
05/02/2008	EUR	31	USD	48	0
05/05/2008	USD	287	EUR	184	0
05/05/2008	EUR	2,702	USD	4,217	5
05/06/2008	EUR	576	USD	900	(2)
05/06/2008	USD	176	EUR	113	0
05/23/2008	USD	15,132	EUR	9,700	(768)
07/31/2008	USD	34,366	EUR	22,103	(9)
02/27/2009	USD	36,039	EUR	23,400	(1,234)
03/31/2009	USD	35,461	EUR	23,050	210
04/20/2009	USD	15,604	EUR	10,150	304
05/06/2008	USD	822	GBP	414	(1)
07/22/2008	USD	25,993	GBP	13,150	(278)
07/31/2008	USD	37,505	GBP	18,987	43
04/06/2009	USD	5,637	GBP	2,900	(43)
04/21/2009	USD	40,843	GBP	21,030	(169)
05/02/2008	IDR	934,351	USD	101	0
05/02/2008	USD	718	IDR	6,621,773	(1)
05/05/2008	IDR	593,074	USD	64	0
05/01/2008	USD	795	JPY	82,645	(2)
05/01/2008	JPY	151,683	USD	1,459	3
05/02/2008	JPY	300,419	USD	2,889	3
05/02/2008	USD	1,102	JPY	114,587	(1)
05/07/2008	JPY	341,946	USD	3,290	(5)
05/07/2008	USD	394	JPY	40,972	1
05/05/2008	MYR	48	USD	15	0
05/02/2008	SGD	407	USD	300	1
05/05/2008	SGD	382	USD	282	1
05/05/2008	USD	598	SGD	811	(3)
05/06/2008	SGD	964	USD	711	1
05/06/2008	USD	1144	SGD	1,551	(3)
05/05/2008	ZAR	4,029	USD	532	6

Net realized losses on Forward Foreign Currency Contracts					(4,573)

40 See financial notes

 Laudus International MarketMasters Fund

Statement of
Assets and Liabilities
As of April 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $2,484,184)		$2,870,615
Cash		3
Foreign currency, at value (cost $4,437)		4,461
Receivables:
Investments sold		40,644
Dividends		10,654
Fund shares sold		3,243
Foreign tax reclaims		674
Interest		5
Unrealized gains on forward foreign currency contracts		916
Prepaid expenses	+	4

Total assets		2,931,219

Liabilities
Payables:
Investments bought		33,583
Investment advisers and administrator fees		303
Transfer agent and shareholder services fees		48
Fund shares redeemed		1,851
Foreign capital gain tax expense		99
Due to brokers for futures		7
Unrealized losses on forward foreign currency contracts		5,489
Accrued expenses	+	318

Total liabilities		41,698

Net Assets
Total assets		2,931,219
Total liabilities	−	41,698

Net assets		$2,889,521
Net Assets by Source
Capital received from investors		2,525,475
Distributions in excess of net investment income		(42)
Net realized capital losses		(17,560)
Net unrealized capital gains		381,648

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$1,837,740		88,881		$20.68
Select Shares	$1,051,781		50,811		$20.70

See financial notes 41

 Laudus International MarketMasters Fund

Statement of
Operations
For November 1, 2007 through April 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $1,919)		$31,792
Interest	+	1,541

Total Investment Income		33,333

Net Realized Gains and Losses
Net realized losses on investments		(10,507)
Net realized losses on foreign currency transactions		(310)
Net realized losses on futures contracts	+	(240)

Net realized losses		(11,057)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(442,940)
Net unrealized losses on foreign currency translations		(204)
Net unrealized losses on futures contracts	+	(93)

Net unrealized losses		(443,237)

Expenses
Investment adviser and administrator fees		18,754
Transfer agent and shareholder service fees:
Investor Shares		2,381
Select Shares		1,070
Custodian fees		922
Portfolio accounting fees		84
Registration fees		74
Shareholder reports		64
Interest expense		43
Professional fees		35
Trustees’ fees		12
Other expenses	+	13

Total expenses		23,452
Custody Credit	−	7
Expense reduction by adviser and Schwab	−	386

Net expenses		23,059

Increase (Decrease) in Net Assets from Operations
Total investment income		33,333
Net expenses	−	23,059

Net investment income		10,274
Net realized losses		(11,057)
Net unrealized losses	+	(443,237)

Decrease in net assets from operations		($444,020)

42 See financial notes

 Laudus International MarketMasters Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/07-4/30/08	11/1/06-10/31/07
Net investment income		$10,274	$17,091
Net realized gains (losses)		(11,057)	272,202
Net unrealized gains (losses)	+	(443,237)	515,059

Increase (Decrease) in net assets from operations		(444,020)	804,352

Distributions to Shareholders
Distributions from net investment income
Investor Shares		9,137	10,102
Select Shares	+	6,366	5,868

Total distributions from net investment income		15,503	15,970

Distributions from net realized gains
Investor Shares		178,846	102,732
Select Shares	+	99,234	49,061

Total distributions from net realized gains		278,080	151,793

Total distributions paid		$293,583	$167,763

Transactions in Fund Shares

		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		12,266	$259,067	39,201	$892,836
Select Shares	+	7,682	160,553	22,242	510,084

Total shares sold		19,948	$419,620	61,443	$1,402,920

Shares Reinvested
Investor Shares		7,243	$150,710	4,681	$95,215
Select Shares	+	4,054	84,409	2,180	44,358

Total shares reinvested		11,297	$235,119	6,861	$139,573

Shares Redeemed
Investor Shares		(19,105)	($392,807)	(19,082)	($431,924)
Select Shares	+	(9,197)	(186,393)	(6,398)	(143,587)

Total shares redeemed		(28,302)	($579,200)	(25,480)	($575,511)

Net transactions in fund shares		2,943	$75,539	42,824	$966,982

Shares Outstanding and Net Assets
		11/1/07-4/30/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		136,749	$3,551,585	93,925	$1,948,014
Total increase or decrease	+	2,943	(662,064)	42,824	1,603,571

End of period		139,692	$2,889,521	136,749	$3,551,585

Distributions in excess of net investment income/			($42)		$5,187
Net Investment income not yet distributed

See financial notes 43

 Laudus MarketMasters Funds

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
 Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab Balanced Fund (formerly Schwab Viewpoints Fund)
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout

Each of the Laudus MarketMasters Funds offers two share classes: Investor Shares and Select Shares®. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities closing market prices adjusted for

44

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

changes in value that may occur between the close of foreign exchange and the time at which fund shares are priced. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Futures and Forwards: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to the difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change daily in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Forward Currency Contract: Laudus International MarketMasters Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Repurchase Agreement: The funds may enter into a repurchase agreement. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

 45

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(d) Investment Income:

Interest Income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of October 31, 2007 management has reviewed the tax positions for open tax years (October 31, 2004 through October 31, 2007), and determined that no provision for income tax is required in the funds’ financial statements.

46

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the Financial Accounting Standards board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS 161 on the funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	U.S.	Small-Cap	International
	MarketMasters	MarketMasters	MarketMasters
Average daily net assets	Fund	Fund	Fund

First $500 million	0.925%	1.17%	1.29%
$500 million to $1 billion	0.92%	1.13%	1.275%
Over $1 billion	0.91%	1.07%	1.25%

Charles Schwab & Co., Inc. (“Schwab”), is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.15%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2009, as follows:

	U.S.	Small-Cap	International
	MarketMasters	MarketMasters	MarketMasters
	Fund	Fund	Fund

Investor Shares	1.25%	1.55%	1.65%
Select Shares	1.07%	1.37%	1.47%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

 47

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

This practice is limited to funds that share the same investment adviser, trustees and officers. As of April 30, 2008, each fund’s total security transactions with other Schwab Funds were as follows:

U.S. MarketMaster Fund	$—
Small-Cap MarketMaster Fund	—
International MarketMaster Fund	553

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any funds during the period.

4. Board of Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

5. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has overdraft facilities with the custodian and uncommitted line of credit arrangements of $150M with State Street Corporation, $100M with Bank of America, N.A. and $50M with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for any funds during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

6.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended April 30, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

U.S. MarketMasters Fund	$45,526	$50,975
Small-Cap MarketMasters Fund	342,414	250,230
International MarketMasters Fund	1,264,206	1,421,750

48

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

7.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The funds charge of 2.00% redemption fee on shares held less than 30 days. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal year are:

	(11/01/07–04/30/08)	(11/01/06–10/31/07)

U.S. MarketMasters Fund
Investor Shares	$—	$8
Select Shares	—	—

Small-Cap MarketMasters Fund
Investor Shares	2	2
Select Shares	3	3

International MarketMasters Fund
Investor Shares	70	151
Select Shares	11	33

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2007, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration dates:

	U.S.	Small-Cap	International
	MarketMasters	MarketMasters	MarketMasters
Expire	Fund	Fund	Fund

2010	$3,737	$—	$—
2011	604	—	—

Total	$4,341	$—	$—

For tax purposes, capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2007, capital losses utilized for each fund are as follows:

	U.S.	Small-Cap	International
	MarketMasters	MarketMasters	MarketMasters
	Fund	Fund	Fund

Capital losses utilized	$16,660	$—	$—

 49

Trustees and Officers

The tables below give information as of May 16, 2008, about the trustees and officers for The Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of May 16, 2008, the Fund Complex included 81 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	81	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	81	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

50

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	68	None.

Walt Bettinger(2) 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

 51

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-CSIM (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

52

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 53

Notes

An investor should consider a funds investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1.800.435.4000 for a prospectus and brochure. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/marketmasters, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Laudus Fundstm

Laudus MarketMasters Fundstm
Laudus U.S. MarketMasters Fundtm
Laudus Small-Cap MarketMasters Fundtm
Laudus International MarketMasters Fundtm

Laudus Mondrian Fundstm
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Fixed Income Fund
Laudus Mondrian International Equity Fund
Laudus Mondrian Global Equity Fund

Laudus Rosenberg U.S. Equity Funds
Laudus Rosenberg U.S. Large Capitalization Fund
Laudus Rosenberg U.S. Large Capitalization Growth Fund
Laudus Rosenberg U.S. Large Capitalization Value Fund
Laudus Rosenberg U.S. Discovery Fund
Laudus Rosenberg U.S. Small Capitalization Growth Fund

Laudus Rosenberg Equity Funds
Laudus Rosenberg International Equity Fund
Laudus Rosenberg International Discovery Fund
Laudus Rosenberg International Small Capitalization Fund

Laudus Rosenberg Long/Short Funds
Laudus Rosenberg Long/Short Equity Fund

The Laudus Funds includes the Laudus Rosenberg Funds and the Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributor Inc.; and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust, and distributed by Charles Schwab & Co., Inc.

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds
Laudus MarketMasters Funds
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

© 2006 Charles Schwab & Co., Inc. All rights reserved. Member SIPC. Printed on recycled paper.	MFR13563-11

COMMAND PERFORMANCETM

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab S&P 500 Index Fund, Schwab Institutional Select S&P 500 Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, and Schwab International Index Fund are filed under this Item.

Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.9%	Common Stock	5,135,426	7,449,866

99.9%	Total Investments	5,135,426	7,449,866
3.1%	Collateral Invested for Securities on Loan	229,090	229,090
(3.0)%	Other Assets and Liabilities, Net		(222,902)

100.0%	Net Assets		7,456,054

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 99.9% of net assets

Automobiles & Components 0.5%

Ford Motor Co. (a)*	1,201,277	9,923
General Motors Corp. (a)	360,925	8,373
Harley-Davidson, Inc. (a)	146,045	5,586
Johnson Controls, Inc.	370,652	13,069
The Goodyear Tire & Rubber Co. *	107,696	2,884

		39,835
Banks 3.4%

BB&T Corp. (a)	336,616	11,542
Comerica, Inc. (a)	95,408	3,313
Countrywide Financial Corp.	347,415	2,008
Fannie Mae	605,431	17,134
Fifth Third Bancorp	333,025	7,137
First Horizon National Corp. (a)	73,806	797
Freddie Mac	398,964	9,938
Hudson City Bancorp, Inc.	250,000	4,782
Huntington Bancshares, Inc. (a)	153,126	1,438
KeyCorp	240,055	5,792
M&T Bank Corp. (a)	45,455	4,238
Marshall & Ilsley Corp.	144,183	3,602
MGIC Investment Corp. (a)	24,520	319
National City Corp. (a)	362,023	2,281
PNC Financial Services Group, Inc.	210,711	14,613
Regions Financial Corp. (a)	428,131	9,385
Sovereign Bancorp, Inc. (a)	226,282	1,690
SunTrust Banks, Inc.	228,836	12,758
U.S. Bancorp	1,063,732	36,050
Wachovia Corp. (a)	1,183,070	34,486
Washington Mutual, Inc. (a)	541,299	6,653
Wells Fargo & Co.	2,078,076	61,823
Zions Bancorp (a)	64,162	2,974

		254,753
Capital Goods 9.4%

3M Co.	444,961	34,218
Caterpillar, Inc.	392,787	32,161
Cooper Industries Ltd., Class A	123,222	5,223
Cummins, Inc.	123,908	7,763
Danaher Corp.	148,019	11,548
Deere & Co.	269,568	22,663
Dover Corp.	116,823	5,779
Eaton Corp.	94,895	8,336
Emerson Electric Co.	503,938	26,336
Fluor Corp. (a)	52,999	8,102
General Dynamics Corp.	257,272	23,263
General Electric Co.	6,266,467	204,913
Goodrich Corp.	75,218	5,126
Honeywell International, Inc.	509,120	30,242
Illinois Tool Works, Inc.	251,270	13,139
Ingersoll-Rand Co., Ltd., Class A	185,410	8,229
ITT Corp.	119,960	7,677
Jacobs Engineering Group, Inc. *	33,034	2,852
L-3 Communications Holdings, Inc.	74,495	8,302
Lockheed Martin Corp.	229,952	24,384
Masco Corp. (a)	240,481	4,379
Northrop Grumman Corp.	218,821	16,099
PACCAR, Inc.	230,820	10,922
Pall Corp.	48,522	1,687
Parker Hannifin Corp.	107,906	8,616
Precision Castparts Corp.	85,000	9,993
Raytheon Co.	291,839	18,669
Rockwell Automation, Inc.	89,641	4,861
Rockwell Collins, Inc. (a)	103,424	6,527
Terex Corp. *	60,000	4,181
Textron, Inc.	156,626	9,556
The Boeing Co.	502,090	42,607
The Manitowoc Co., Inc.	75,000	2,837
Trane, Inc.	106,817	4,968
Tyco International Ltd.	289,253	13,534
United Technologies Corp.	628,434	45,543
W.W. Grainger, Inc.	41,499	3,598

		698,833
Commercial Services & Supplies 0.5%

Allied Waste Industries, Inc. *	104,886	1,296
Avery Dennison Corp. (a)	57,157	2,754
Cintas	82,791	2,452
See financial notes. 1

Schwab S&P 500 Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Equifax, Inc.	81,420	3,116
Monster Worldwide, Inc. *	78,126	1,901
Pitney Bowes, Inc. (a)	133,954	4,837
R.R. Donnelley & Sons Co.	133,447	4,089
Robert Half International, Inc.	99,473	2,358
Waste Management, Inc.	342,665	12,370

		35,173
Consumer Durables & Apparel 1.0%

Brunswick Corp.	54,303	906
Centex Corp.	73,429	1,529
Coach, Inc. (a)*	231,716	8,242
D.R. Horton, Inc.	166,456	2,578
Eastman Kodak Co.	172,361	3,083
Fortune Brands, Inc.	93,149	6,299
Harman International Industries, Inc.	34,600	1,414
Hasbro, Inc.	104,795	3,726
Jones Apparel Group, Inc.	52,984	839
KB HOME (a)	39,275	884
Leggett & Platt, Inc. (a)	109,803	1,823
Lennar Corp., Class A (a)	80,382	1,481
Liz Claiborne, Inc. (a)	61,419	1,086
Mattel, Inc.	226,567	4,248
Newell Rubbermaid, Inc.	185,318	3,805
NIKE, Inc., Class B	240,042	16,035
Polo Ralph Lauren Corp.	24,100	1,497
Pulte Homes, Inc.	124,686	1,626
Snap-on, Inc.	36,954	2,192
The Black & Decker Corp. (a)	41,650	2,733
The Stanley Works	37,174	1,793
VF Corp.	54,907	4,084
Whirlpool Corp. (a)	47,691	3,471

		75,374
Consumer Services 1.5%

Apollo Group, Inc., Class A *	86,910	4,424
Carnival Corp.	269,707	10,834
Darden Restaurants, Inc. (a)	79,330	2,823
H&R Block, Inc. (a)	159,794	3,495
International Game Technology	194,769	6,766
Marriott International, Inc., Class A	186,034	6,381
McDonald’s Corp.	731,101	43,559
Starbucks Corp. *	438,010	7,109
Starwood Hotels & Resorts Worldwide, Inc.	122,073	6,373
Wendy’s International, Inc.	62,758	1,820
Wyndham Worldwide Corp.	109,843	2,359
Yum! Brands, Inc.	317,066	12,898

		108,841
Diversified Financials 8.2%

American Capital Strategies Ltd. (a)	55,500	1,762
American Express Co.	746,834	35,863
Ameriprise Financial, Inc.	148,761	7,065
Bank of America Corp.	2,790,132	104,742
Bank of New York Mellon Corp.	708,303	30,832
Capital One Financial Corp. (a)	241,989	12,825
CIT Group, Inc.	117,238	1,277
Citigroup, Inc.	3,092,843	78,156
CME Group, Inc.	24,890	11,386
Discover Financial Services (a)	301,624	5,493
E*TRADE Financial Corp. (a)*	264,098	1,051
Federated Investors, Inc., Class B	46,211	1,547
Franklin Resources, Inc.	100,936	9,604
IntercontinentalExchange, Inc. *	22,000	3,413
Janus Capital Group, Inc.	95,751	2,687
JPMorgan Chase & Co.	2,182,816	104,011
Legg Mason, Inc.	81,700	4,925
Lehman Brothers Holdings, Inc. (a)	325,806	14,414
Leucadia National Corp.	51,000	2,612
Merrill Lynch & Co., Inc.	537,890	26,803
Moody’s Corp. (a)	127,191	4,701
Morgan Stanley	657,848	31,971
Northern Trust Corp.	125,534	9,303
NYSE Euronext	164,100	10,847
SLM Corp. *	257,062	4,763
State Street Corp.	217,528	15,693
T. Rowe Price Group, Inc.	160,026	9,371
The Charles Schwab Corp. (b)	608,196	13,137
The Goldman Sachs Group, Inc.	252,117	48,248

		608,502
Energy 13.8%

Anadarko Petroleum Corp.	287,632	19,145
Apache Corp.	195,349	26,310
Baker Hughes, Inc.	190,941	15,443
BJ Services Co.	151,475	4,282
Cameron International Corp. *	130,000	6,400
Chesapeake Energy Corp.	242,500	12,537
Chevron Corp.	1,327,819	127,670
ConocoPhillips	1,014,304	87,382
CONSOL Energy, Inc.	98,100	7,942
Devon Energy Corp.	278,173	31,545
El Paso Corp.	412,734	7,074
ENSCO International, Inc.	25,700	1,638
EOG Resources, Inc.	151,607	19,782
Exxon Mobil Corp.	3,381,631	314,728
Halliburton Co.	574,656	26,382
Hess Corp.	142,902	15,176
Marathon Oil Corp.	438,622	19,988
Murphy Oil Corp.	98,027	8,856
Nabors Industries Ltd. *	175,496	6,588
National-Oilwell Varco, Inc. *	223,610	15,306
Noble Corp.	164,182	9,240
Noble Energy	66,500	5,785
Occidental Petroleum Corp.	538,344	44,796
Peabody Energy Corp.	100,000	6,113
2 See financial notes.

Schwab S&P 500 Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Range Resources Corp.	89,000	5,908
Rowan Cos., Inc.	64,341	2,509
Schlumberger Ltd.	737,559	74,162
Smith International, Inc.	60,000	4,591
Spectra Energy Corp.	357,734	8,836
Sunoco, Inc.	72,711	3,374
Tesoro Corp.	43,000	1,081
The Williams Cos., Inc.	369,702	13,124
Transocean, Inc. *	161,039	23,747
Valero Energy Corp.	343,985	16,804
Weatherford International Ltd. *	208,531	16,822
XTO Energy, Inc.	286,483	17,722

		1,028,788
Food & Staples Retailing 2.7%

Costco Wholesale Corp.	268,471	19,129
CVS Caremark Corp.	887,200	35,816
Safeway, Inc.	274,035	8,659
SUPERVALU, Inc.	126,724	4,195
Sysco Corp.	361,295	11,045
The Kroger Co.	415,946	11,334
Wal-Mart Stores, Inc.	1,459,193	84,604
Walgreen Co.	612,399	21,342
Whole Foods Market, Inc. (a)	63,200	2,063

		198,187
Food, Beverage & Tobacco 5.4%

Altria Group, Inc.	1,311,889	26,238
Anheuser-Busch Cos., Inc.	453,208	22,298
Archer-Daniels-Midland Co.	397,069	17,495
Brown-Forman Corp., Class B	42,049	2,860
Campbell Soup Co.	122,713	4,270
Coca-Cola Enterprises, Inc.	187,267	4,214
ConAgra Foods, Inc.	300,955	7,091
Constellation Brands, Inc., Class A *	119,705	2,198
Dean Foods Co. *	44,400	1,032
General Mills, Inc.	226,063	13,654
H.J. Heinz Co.	205,851	9,681
Kellogg Co.	156,085	7,987
Kraft Foods, Inc., Class A	948,900	30,014
McCormick & Co., Inc.	78,873	2,981
Molson Coors Brewing Co., Class B	58,550	3,211
PepsiCo, Inc.	991,158	67,924
Philip Morris International, Inc. *	1,303,889	66,537
Reynolds American, Inc. (a)	111,978	6,030
Sara Lee Corp.	479,630	6,959
The Coca-Cola Co.	1,244,647	73,272
The Hershey Co. (a)	99,392	3,715
The Pepsi Bottling Group, Inc.	82,411	2,778
Tyson Foods, Inc., Class A	138,602	2,467
UST, Inc.	96,696	5,035
Wm. Wrigley Jr. Co.	129,634	9,873

		399,814
Health Care Equipment & Services 3.8%

Aetna, Inc.	322,172	14,047
AmerisourceBergen Corp.	116,182	4,711
Baxter International, Inc.	417,511	26,019
Becton, Dickinson & Co.	161,194	14,411
Boston Scientific Corp. *	646,650	8,620
C.R. Bard, Inc.	64,512	6,075
Cardinal Health, Inc.	220,280	11,470
CIGNA Corp.	202,010	8,628
Coventry Health Care, Inc. *	100,947	4,515
Covidien Ltd.	307,453	14,355
Express Scripts, Inc. *	166,554	11,662
Hospira, Inc. *	94,468	3,887
Humana, Inc. *	107,289	5,127
IMS Health, Inc.	122,083	3,022
Laboratory Corp. of America Holdings *	72,944	5,516
McKesson Corp.	194,266	10,125
Medco Health Solutions, Inc. *	365,476	18,106
Medtronic, Inc.	713,996	34,757
Patterson Cos., Inc. (a)*	77,344	2,645
Quest Diagnostics, Inc.	89,642	4,498
St. Jude Medical, Inc. *	211,659	9,266
Stryker Corp.	149,242	9,675
Tenet Healthcare Corp. *	48,977	314
UnitedHealth Group, Inc.	776,208	25,328
Varian Medical Systems, Inc. *	50,000	2,344
WellPoint, Inc. *	337,099	16,771
Zimmer Holdings, Inc. *	144,869	10,744

		286,638
Household & Personal Products 2.5%

Avon Products, Inc.	264,920	10,337
Colgate-Palmolive Co.	314,857	22,261
Kimberly-Clark Corp.	261,311	16,721
The Clorox Co.	94,912	5,030
The Estee Lauder Cos., Inc., Class A	63,300	2,887
The Procter & Gamble Co.	1,963,670	131,664

		188,900
Insurance 4.2%

ACE Ltd.	204,495	12,329
Aflac, Inc.	302,368	20,159
Ambac Financial Group, Inc. (a)	63,684	295
American International Group, Inc.	1,616,132	74,665
Aon Corp.	197,915	8,983
Assurant, Inc.	18,600	1,209
Cincinnati Financial Corp.	103,586	3,719
Genworth Financial, Inc., Class A	284,638	6,564
Lincoln National Corp.	178,270	9,584
See financial notes. 3

Schwab S&P 500 Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Loews Corp.	278,787	11,740
Marsh & McLennan Cos., Inc.	321,184	8,861
MBIA, Inc. (a)	78,924	821
MetLife, Inc.	489,311	29,775
Principal Financial Group, Inc.	161,612	8,672
Prudential Financial, Inc.	290,081	21,962
SAFECO Corp.	60,332	4,027
The Allstate Corp.	356,282	17,942
The Chubb Corp.	259,560	13,749
The Hartford Financial Services Group, Inc.	202,217	14,412
The Progressive Corp.	431,128	7,842
The Travelers Cos., Inc.	407,152	20,520
Torchmark Corp.	62,561	4,050
Unum Group	216,938	5,035
XL Capital Ltd., Class A	110,199	3,845

		310,760
Materials 3.6%

Air Products & Chemicals, Inc.	132,954	13,087
Alcoa, Inc.	529,537	18,417
Allegheny Technologies, Inc.	54,355	3,741
Ashland, Inc.	37,527	1,990
Ball Corp.	60,522	3,255
Bemis Co., Inc.	60,050	1,579
E.I. du Pont de Nemours & Co.	582,778	28,504
Eastman Chemical Co.	46,991	3,454
Ecolab, Inc.	107,495	4,940
Freeport-McMoRan Copper & Gold, Inc.	208,896	23,762
Hercules, Inc.	72,022	1,354
International Flavors & Fragrances, Inc.	48,667	2,220
International Paper Co. (a)	298,803	7,820
MeadWestvaco Corp.	113,577	2,987
Monsanto Co.	345,576	39,403
Newmont Mining Corp.	258,512	11,429
Nucor Corp.	178,904	13,507
Pactiv Corp. *	93,795	2,231
PPG Industries, Inc.	102,361	6,282
Praxair, Inc.	195,080	17,813
Rohm & Haas Co.	77,342	4,134
Sealed Air Corp.	99,710	2,522
Sigma-Aldrich Corp.	78,826	4,495
The Dow Chemical Co.	590,593	23,712
Titanium Metals Corp. (a)	27,000	411
United States Steel Corp.	78,048	12,015
Vulcan Materials Co. (a)	57,904	3,985
Weyerhaeuser Co.	129,633	8,281

		267,330
Media 2.8%

CBS Corp., Class B	457,111	10,545
Clear Channel Communications, Inc.	285,400	8,605
Comcast Corp., Class A	1,868,148	38,390
Gannett Co., Inc. (a)	145,039	4,151
Meredith Corp.	17,454	566
News Corp., Class A	1,420,411	25,425
Omnicom Group, Inc.	222,682	10,631
The DIRECTV Group, Inc. *	341,500	8,414
The E.W. Scripps Co., Class A	39,225	1,762
The Interpublic Group of Cos., Inc. *	260,619	2,359
The McGraw-Hill Cos., Inc.	203,211	8,330
The New York Times Co., Class A (a)	82,087	1,601
The Walt Disney Co.	1,270,876	41,214
The Washington Post Co., Class B	1,550	1,016
Time Warner, Inc.	2,232,529	33,153
Viacom, Inc., Class B *	422,503	16,241

		212,403
Pharmaceuticals & Biotechnology 7.6%

Abbott Laboratories	960,775	50,681
Allergan, Inc.	191,522	10,796
Amgen, Inc. *	704,918	29,515
Applied Biosystems Group-Applera Corp.	104,542	3,336
Barr Pharmaceuticals, Inc. *	66,437	3,337
Biogen Idec, Inc. *	179,661	10,904
Bristol-Myers Squibb Co.	1,245,828	27,371
Celgene Corp. *	211,400	13,136
Eli Lilly & Co.	624,625	30,070
Forest Laboratories, Inc. *	204,323	7,092
Genzyme Corp. *	165,507	11,643
Gilead Sciences, Inc. *	574,844	29,754
Johnson & Johnson	1,796,395	120,520
King Pharmaceuticals, Inc. *	162,492	1,526
Merck & Co., Inc.	1,361,827	51,804
Millipore Corp. *	16,708	1,171
Mylan, Inc. (a)	65,849	867
PerkinElmer, Inc.	71,880	1,909
Pfizer, Inc.	4,345,357	87,385
Schering-Plough Corp.	961,526	17,702
Thermo Fisher Scientific, Inc. *	255,799	14,803
Waters Corp. *	60,968	3,747
Watson Pharmaceuticals, Inc. *	64,111	1,990
Wyeth	826,082	36,736

		567,795
Real Estate 1.0%

Apartment Investment & Management Co., Class A	59,924	2,216
AvalonBay Communities, Inc. (a)	33,250	3,317
Boston Properties, Inc. (a)	65,900	6,622
CB Richard Ellis Group, Inc., Class A *	14,700	340
4 See financial notes.

Schwab S&P 500 Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Developers Diversified Realty Corp. (a)	40,000	1,718
Equity Residential	173,292	7,195
General Growth Properties, Inc.	75,000	3,072
HCP, Inc. (a)	35,000	1,250
Host Hotels & Resorts, Inc.	222,458	3,826
Kimco Realty Corp. (a)	135,000	5,388
Plum Creek Timber Co., Inc.	109,050	4,454
ProLogis	155,206	9,718
Public Storage	68,725	6,233
Simon Property Group, Inc.	133,510	13,332
Vornado Realty Trust (a)	73,127	6,807

		75,488
Retailing 2.7%

Abercrombie & Fitch Co., Class A	16,200	1,204
Amazon.com, Inc. *	184,888	14,538
AutoNation, Inc. *	81,366	1,303
AutoZone, Inc. *	27,207	3,285
Bed Bath & Beyond, Inc. *	160,565	5,218
Best Buy Co., Inc.	216,741	9,324
Big Lots, Inc. (a)*	63,209	1,708
Dillard’s, Inc., Class A (a)	33,811	690
Expedia, Inc. *	128,000	3,233
Family Dollar Stores, Inc. (a)	86,692	1,855
GameStop Corp., Class A *	99,000	5,449
Genuine Parts Co.	103,653	4,401
IAC/InterActive Corp. *	46,400	966
J.C. Penney Co., Inc.	136,884	5,818
Kohl’s Corp. *	193,651	9,460
Limited Brands, Inc.	191,887	3,554
Lowe’s Cos., Inc.	903,120	22,750
Macy’s, Inc.	285,090	7,210
Nordstrom, Inc.	110,582	3,899
Office Depot, Inc. *	168,783	2,140
OfficeMax, Inc.	47,067	860
RadioShack Corp.	79,867	1,110
Sears Holdings Corp. (a)*	44,475	4,386
Staples, Inc.	436,697	9,476
Target Corp.	505,539	26,859
The Gap, Inc.	341,074	6,351
The Home Depot, Inc.	1,053,882	30,352
The Sherwin-Williams Co.	61,351	3,394
The TJX Cos., Inc.	276,339	8,904
Tiffany & Co.	75,208	3,274

		202,971
Semiconductors & Semiconductor Equipment 2.5%

Advanced Micro Devices, Inc. (a)*	306,171	1,825
Altera Corp.	209,794	4,464
Analog Devices, Inc.	202,122	6,510
Applied Materials, Inc.	843,349	15,737
Broadcom Corp., Class A *	290,501	7,541
Intel Corp.	3,619,766	80,576
KLA-Tencor Corp.	112,467	4,913
Linear Technology Corp. (a)	138,538	4,843
LSI Corp. *	254,038	1,575
MEMC Electronic Materials, Inc. *	107,000	6,738
Microchip Technology, Inc. (a)	68,000	2,499
Micron Technology, Inc. *	432,113	3,336
National Semiconductor Corp.	153,130	3,122
Novellus Systems, Inc. *	74,774	1,635
NVIDIA Corp. *	330,150	6,785
Teradyne, Inc. *	121,683	1,617
Texas Instruments, Inc.	917,040	26,741
Xilinx, Inc.	189,568	4,696

		185,153
Software & Services 6.1%

Adobe Systems, Inc. *	358,022	13,351
Affiliated Computer Services, Inc., Class A *	59,172	3,134
Akamai Technologies, Inc. *	50,000	1,788
Autodesk, Inc. *	145,146	5,515
Automatic Data Processing, Inc.	324,960	14,363
BMC Software, Inc. *	139,201	4,839
CA, Inc.	275,595	6,102
Citrix Systems, Inc. *	88,145	2,887
Cognizant Technology Solutions Corp., Class A *	179,300	5,782
Computer Sciences Corp. *	107,453	4,684
Compuware Corp. *	182,117	1,373
Convergys Corp. *	85,806	1,349
eBay, Inc. *	695,906	21,775
Electronic Arts, Inc. *	192,319	9,899
Electronic Data Systems Corp.	326,888	6,067
Fidelity National Information Services, Inc.	104,000	3,750
Fiserv, Inc. *	101,597	5,136
Google, Inc., Class A *	142,970	82,106
Intuit, Inc. *	205,476	5,542
Microsoft Corp.	5,139,263	146,572
Novell, Inc. *	224,287	1,408
Oracle Corp. *	2,505,931	52,249
Paychex, Inc. (a)	201,730	7,337
Symantec Corp. *	589,134	10,145
Total System Services, Inc.	120,000	2,856
Unisys Corp. *	184,292	767
VeriSign, Inc. *	136,400	4,917
Western Union Co.	462,862	10,646
Yahoo!, Inc. *	759,591	20,820

		457,159
Technology Hardware & Equipment 7.6%

Agilent Technologies, Inc. *	265,167	8,011
Apple, Inc. *	539,125	93,781
Ciena Corp. *	47,966	1,622
Cisco Systems, Inc. *	3,696,698	94,783
See financial notes. 5

Schwab S&P 500 Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Corning, Inc.	977,929	26,121
Dell, Inc. *	1,329,094	24,761
EMC Corp. *	1,302,626	20,060
Hewlett-Packard Co.	1,617,558	74,974
International Business Machines Corp.	883,847	106,680
Jabil Circuit, Inc.	110,485	1,202
JDS Uniphase Corp. (a)*	127,689	1,827
Juniper Networks, Inc. *	310,000	8,562
Lexmark International, Inc., Class A *	56,416	1,771
Molex, Inc.	86,848	2,465
Motorola, Inc.	1,426,200	14,205
NetApp, Inc. *	223,063	5,398
QLogic Corp. *	99,772	1,592
QUALCOMM, Inc.	1,000,758	43,223
SanDisk Corp. *	111,600	3,023
Sun Microsystems, Inc. *	516,238	8,084
Tellabs, Inc. *	270,557	1,396
Teradata Corp. *	116,524	2,481
Tyco Electronics Ltd.	286,053	10,701
Xerox Corp.	623,296	8,708

		565,431
Telecommunication Services 3.4%

American Tower Corp., Class A *	200,000	8,684
AT&T, Inc.	3,776,012	146,169
CenturyTel, Inc.	76,717	2,490
Citizens Communications Co.	216,363	2,319
Embarq Corp.	94,793	3,941
Qwest Communications International, Inc. (a)	1,050,623	5,421
Sprint Nextel Corp.	1,811,177	14,471
Verizon Communications, Inc.	1,841,551	70,863
Windstream Corp.	266,345	3,127

		257,485
Transportation 2.1%

Burlington Northern Santa Fe Corp.	186,719	19,148
C.H. Robinson Worldwide, Inc.	73,100	4,582
CSX Corp.	273,026	17,187
Expeditors International of Washington, Inc.	101,000	4,706
FedEx Corp.	190,949	18,306
Norfolk Southern Corp.	241,704	14,401
Ryder System, Inc.	35,093	2,403
Southwest Airlines Co.	458,201	6,067
Union Pacific Corp.	171,413	24,887
United Parcel Service, Inc., Class B	638,990	46,269

		157,956
Utilities 3.6%

Allegheny Energy, Inc.	101,525	5,462
Ameren Corp.	125,730	5,703
American Electric Power Co., Inc.	248,535	11,092
CenterPoint Energy, Inc.	174,137	2,650
CMS Energy Corp. (a)	117,771	1,717
Consolidated Edison, Inc.	150,869	6,276
Constellation Energy Group, Inc.	110,391	9,345
Dominion Resources, Inc.	361,216	15,673
DTE Energy Co.	103,614	4,177
Duke Energy Corp.	790,869	14,481
Dynegy, Inc., Class A *	249,712	2,153
Edison International	206,567	10,777
Entergy Corp.	128,773	14,791
Exelon Corp.	407,554	34,838
FirstEnergy Corp.	193,063	14,603
FPL Group, Inc.	252,850	16,761
Integrys Energy Group, Inc.	13,079	626
Nicor, Inc. (a)	21,182	744
NiSource, Inc.	163,456	2,926
Pepco Holdings, Inc.	60,000	1,495
PG&E Corp.	222,156	8,886
Pinnacle West Capital Corp.	51,945	1,763
PPL Corp.	234,642	11,267
Progress Energy, Inc.	159,892	6,714
Public Service Enterprise Group, Inc.	322,174	14,147
Questar Corp.	100,000	6,203
Sempra Energy	163,717	9,278
Southern Co.	469,109	17,465
TECO Energy, Inc.	115,104	1,843
The AES Corp. *	418,510	7,265
Xcel Energy, Inc.	248,854	5,176

		266,297

Total Common Stock (Cost $5,135,426)		7,449,866

End of Investments.

Collateral Invested for Securities on Loan 3.1% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	229,089,861	229,090

End of collateral invested for securities on loan.
(All dollar amounts are x 1,000)
6 See financial notes.

Schwab S&P 500 Index Fund

Portfolio Holdings continued
At 04/30/08 tax basis cost of the fund’s investments was $5,181,396 and the unrealized appreciation and depreciation were $2,900,318 and ($631,848), respectively, with a net unrealized appreciation of $2,268,470.
* Non-income producing security.
(a) All or a portion of this security is on loan.
(b) Issuer is affiliated with the fund’s adviser.
See financial notes. 7

Schwab Institutional Select S&P 500 Fund

Portfolio Holdings continued
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.4%	Common Stock	2,756,463	2,969,432
3.0%	Short-Term Investments	92,071	92,071

100.4%	Total Investments	2,848,534	3,061,503
10.6%	Collateral Invested for Securities on Loan	322,497	322,497
(11.0)%	Other Assets and Liabilities, Net		(335,611)

100.0%	Total Net Assets		3,048,389

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 97.4% of net assets

Automobiles & Components 0.5%

Ford Motor Co. (a)*	543,211	4,487
General Motors Corp. (a)	139,352	3,233
Harley-Davidson, Inc. (a)	57,625	2,204
Johnson Controls, Inc.	142,907	5,039
The Goodyear Tire & Rubber Co. *	64,040	1,715

		16,678
Banks 3.3%

BB&T Corp. (a)	132,847	4,555
Comerica, Inc. (a)	35,362	1,228
Countrywide Financial Corp.	161,422	933
Fannie Mae	225,617	6,385
Fifth Third Bancorp	124,110	2,660
First Horizon National Corp. (a)	27,670	299
Freddie Mac	159,120	3,964
Hudson City Bancorp, Inc.	123,292	2,359
Huntington Bancshares, Inc. (a)	84,885	797
KeyCorp	99,443	2,400
M&T Bank Corp. (a)	17,146	1,598
Marshall & Ilsley Corp. (a)	56,887	1,421
MGIC Investment Corp. (a)	17,879	233
National City Corp. (a)	135,070	851
PNC Financial Services Group, Inc.	83,743	5,808
Regions Financial Corp.	167,242	3,666
Sovereign Bancorp, Inc. (a)	100,861	753
SunTrust Banks, Inc.	86,280	4,810
U.S. Bancorp	420,848	14,262
Wachovia Corp. (a)	486,117	14,170
Washington Mutual, Inc. (a)	215,871	2,653
Wells Fargo & Co. (a)	814,713	24,238
Zions Bancorp (a)	23,936	1,109

		101,152
Capital Goods 9.0%

3M Co.	171,578	13,194
Caterpillar, Inc.	152,970	12,525
Cooper Industries Ltd., Class A	48,629	2,062
Cummins, Inc. (a)	48,654	3,048
Danaher Corp. (a)	63,168	4,928
Deere & Co.	108,398	9,113
Dover Corp.	50,147	2,481
Eaton Corp.	40,244	3,535
Emerson Electric Co.	195,167	10,200
Fluor Corp. (a)	22,542	3,446
General Dynamics Corp.	99,228	8,972
General Electric Co.	2,445,525	79,969
Goodrich Corp.	31,778	2,166
Honeywell International, Inc.	184,517	10,960
Illinois Tool Works, Inc.	97,341	5,090
Ingersoll-Rand Co., Ltd. Class A	70,728	3,139
ITT Corp.	48,418	3,099
Jacobs Engineering Group, Inc. *	31,000	2,676
L-3 Communications Holdings, Inc.	31,388	3,498
Lockheed Martin Corp.	84,339	8,943
Masco Corp. (a)	92,007	1,676
Northrop Grumman Corp.	83,434	6,138
PACCAR, Inc. (a)	90,250	4,271
Pall Corp.	33,808	1,176
Parker Hannifin Corp.	43,930	3,508
Precision Castparts Corp.	32,327	3,800
Raytheon Co.	104,549	6,688
Rockwell Automation, Inc. (a)	37,580	2,038
Rockwell Collins, Inc. (a)	40,881	2,580
Terex Corp. *	27,335	1,905
Textron, Inc.	61,078	3,726
The Boeing Co.	188,931	16,033
The Manitowoc Co., Inc.	35,400	1,339
Trane, Inc.	41,268	1,919
Tyco International Ltd.	119,065	5,571
United Technologies Corp.	242,836	17,598
W.W. Grainger, Inc.	18,928	1,641

		274,651
Commercial Services & Supplies 0.5%

Allied Waste Industries, Inc. *	98,114	1,213
Avery Dennison Corp.	21,519	1,037
See financial notes.     1

Schwab Institutional Select S&P 500 Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Cintas Corp.	29,385	870
Equifax, Inc.	31,941	1,222
Monster Worldwide, Inc. *	28,701	698
Pitney Bowes, Inc. (a)	51,437	1,857
R.R. Donnelley & Sons Co.	53,422	1,637
Robert Half International, Inc.	37,369	886
Waste Management, Inc.	122,075	4,407

		13,827
Consumer Durables & Apparel 1.0%

Brunswick Corp.	20,343	339
Centex Corp.	28,637	596
Coach, Inc. (a)*	86,512	3,077
D.R. Horton, Inc.	66,690	1,033
Eastman Kodak Co.	77,752	1,391
Fortune Brands, Inc.	37,530	2,538
Harman International Industries, Inc.	14,856	607
Hasbro, Inc.	43,712	1,554
Jones Apparel Group, Inc.	24,519	388
KB HOME (a)	19,435	437
Leggett & Platt, Inc. (a)	39,991	664
Lennar Corp., Class A (a)	34,136	629
Liz Claiborne, Inc. (a)	22,823	404
Mattel, Inc.	86,002	1,613
Newell Rubbermaid, Inc.	69,979	1,437
NIKE, Inc., Class B	95,320	6,367
Polo Ralph Lauren Corp.	15,126	939
Pulte Homes, Inc.	52,664	687
Snap-on, Inc.	19,378	1,149
The Black & Decker Corp. (a)	16,454	1,080
The Stanley Works	20,245	977
VF Corp.	21,884	1,628
Whirlpool Corp. (a)	18,942	1,379

		30,913
Consumer Services 1.4%

Apollo Group, Inc., Class A *	34,435	1,753
Carnival Corp.	105,124	4,223
Darden Restaurants, Inc. (a)	35,268	1,255
H&R Block, Inc. (a)	62,411	1,365
International Game Technology	75,435	2,621
Marriott International, Inc., Class A	74,560	2,557
McDonald’s Corp.	284,597	16,956
Starbucks Corp. *	178,732	2,901
Starwood Hotels & Resorts Worldwide, Inc.	51,095	2,668
Wendy’s International, Inc.	25,811	748
Wyndham Worldwide Corp.	43,861	942
Yum! Brands, Inc.	122,659	4,990

		42,979
Diversified Financials 8.0%

American Capital Strategies Ltd. (a)	49,361	1,567
American Express Co.	281,997	13,541
Ameriprise Financial, Inc.	59,947	2,847
Bank of America Corp.	1,088,720	40,871
Bank of New York Mellon Corp.	282,070	12,279
Capital One Financial Corp. (a)	92,935	4,926
CIT Group, Inc.	44,014	479
Citigroup, Inc.	1,266,661	32,009
CME Group, Inc. (a)	12,323	5,637
Discover Financial Services (a)	118,179	2,152
E*TRADE Financial Corp. (a)*	95,095	378
Federated Investors, Inc., Class B	27,195	910
Franklin Resources, Inc.	40,889	3,891
IntercontinentalExchange, Inc. *	16,058	2,491
Janus Capital Group, Inc.	49,444	1,387
JPMorgan Chase & Co.	837,173	39,891
Legg Mason, Inc.	32,308	1,948
Lehman Brothers Holdings, Inc. (a)	123,046	5,444
Leucadia National Corp.	38,251	1,959
Merrill Lynch & Co., Inc.	226,686	11,296
Moody’s Corp. (a)	52,238	1,931
Morgan Stanley	268,766	13,062
Northern Trust Corp.	48,984	3,630
NYSE Euronext	65,100	4,303
SLM Corp. *	113,496	2,103
State Street Corp.	96,698	6,976
T. Rowe Price Group, Inc.	60,253	3,528
The Charles Schwab Corp. (c)	241,045	5,207
The Goldman Sachs Group, Inc.	96,406	18,449

		245,092
Energy 13.6%

Anadarko Petroleum Corp.	112,227	7,470
Apache Corp.	83,639	11,265
Baker Hughes, Inc.	74,106	5,994
BJ Services Co.	62,484	1,766
Cameron International Corp. *	55,800	2,747
Chesapeake Energy Corp. (a)	102,666	5,308
Chevron Corp.	512,003	49,229
ConocoPhillips (a)	384,820	33,152
CONSOL Energy, Inc.	42,318	3,426
Devon Energy Corp.	109,445	12,411
El Paso Corp.	168,540	2,889
ENSCO International, Inc. (a)	37,293	2,377
EOG Resources, Inc. (a)	59,165	7,720
Exxon Mobil Corp. (a)	1,321,411	122,984
Halliburton Co. (a)	224,340	10,299
Hess Corp. (a)	68,818	7,308
Marathon Oil Corp.	173,870	7,923
Murphy Oil Corp.	47,765	4,315
Nabors Industries Ltd. (a)*	70,094	2,631
National-Oilwell Varco, Inc. *	87,814	6,011
Noble Corp.	64,533	3,632
Noble Energy	43,284	3,766
Occidental Petroleum Corp.	203,926	16,969
2     See financial notes.

Schwab Institutional Select S&P 500 Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Patriot Coal Corp. *	8,486	561
Peabody Energy Corp. (a)	61,564	3,763
Range Resources Corp.	36,300	2,410
Rowan Cos., Inc.	21,322	831
Schlumberger Ltd.	298,280	29,992
Smith International, Inc.	46,532	3,560
Spectra Energy Corp.	152,107	3,757
Sunoco, Inc.	30,290	1,406
Tesoro Corp.	31,807	800
The Williams Cos., Inc.	144,796	5,140
Transocean, Inc. *	76,509	11,282
Valero Energy Corp.	136,955	6,690
Weatherford International Ltd. (a)*	78,110	6,301
XTO Energy, Inc.	124,353	7,692

		415,777
Food & Staples Retailing 2.6%

Costco Wholesale Corp.	107,351	7,649
CVS Caremark Corp.	341,788	13,798
Safeway, Inc.	108,471	3,428
SUPERVALU, Inc.	51,910	1,718
Sysco Corp.	141,462	4,324
The Kroger Co.	165,611	4,513
Wal-Mart Stores, Inc. (a)	581,619	33,722
Walgreen Co.	230,312	8,026
Whole Foods Market, Inc. (a)	28,116	918

		78,096
Food, Beverage & Tobacco 5.2%

Altria Group, Inc.	519,402	10,388
Anheuser-Busch Cos., Inc.	178,845	8,799
Archer-Daniels-Midland Co.	157,238	6,928
Brown-Forman Corp., Class B	16,996	1,156
Campbell Soup Co.	53,498	1,862
Coca-Cola Enterprises, Inc.	79,295	1,784
ConAgra Foods, Inc.	123,394	2,907
Constellation Brands, Inc., Class A *	40,550	744
Dean Foods Co. (a)*	29,670	690
General Mills, Inc. (a)	84,937	5,130
H.J. Heinz Co.	82,192	3,865
Kellogg Co.	65,449	3,349
Kraft Foods, Inc., Class A	372,139	11,771
McCormick & Co., Inc.	30,029	1,135
Molson Coors Brewing Co., Class B	41,680	2,286
PepsiCo, Inc.	391,266	26,813
Philip Morris International, Inc. *	514,702	26,265
Reynolds American, Inc. (a)	41,834	2,253
Sara Lee Corp.	192,012	2,786
The Coca-Cola Co.	492,446	28,990
The Hershey Co. (a)	40,936	1,530
The Pepsi Bottling Group, Inc.	38,352	1,293
Tyson Foods, Inc., Class A	78,988	1,406
UST, Inc.	38,285	1,994
Wm. Wrigley Jr. Co. (a)	52,397	3,991

		160,115
Health Care Equipment & Services 3.8%

Aetna, Inc.	122,228	5,329
AmerisourceBergen Corp.	46,391	1,881
Baxter International, Inc.	156,228	9,736
Becton, Dickinson & Co.	61,096	5,462
Boston Scientific Corp. *	330,623	4,407
C.R. Bard, Inc. (a)	24,961	2,351
Cardinal Health, Inc.	89,828	4,677
CIGNA Corp.	73,898	3,156
Coventry Health Care, Inc. *	39,138	1,751
Covidien Ltd.	122,466	5,718
Express Scripts, Inc. *	67,522	4,728
Hospira, Inc. (a)*	34,724	1,429
Humana, Inc. *	42,714	2,041
IMS Health, Inc.	44,136	1,092
Laboratory Corp. of America Holdings *	28,547	2,159
McKesson Corp.	69,660	3,631
Medco Health Solutions, Inc. (a)*	137,462	6,810
Medtronic, Inc.	277,643	13,516
Patterson Cos., Inc. (a)*	33,603	1,149
Quest Diagnostics, Inc.	36,688	1,841
St. Jude Medical, Inc. *	84,708	3,709
Stryker Corp.	67,366	4,367
Tenet Healthcare Corp. *	116,790	747
UnitedHealth Group, Inc.	309,117	10,087
Varian Medical Systems, Inc. *	32,106	1,505
WellPoint, Inc. *	144,706	7,199
Zimmer Holdings, Inc. *	56,504	4,190

		114,668
Household & Personal Products 2.4%

Avon Products, Inc.	101,050	3,943
Colgate-Palmolive Co.	125,120	8,846
Kimberly-Clark Corp.	101,618	6,502
The Clorox Co.	37,635	1,995
The Estee Lauder Cos., Inc., Class A	28,126	1,283
The Procter & Gamble Co.	757,541	50,793

		73,362
Insurance 4.0%

ACE Ltd.	81,038	4,886
Aflac, Inc. (a)	118,070	7,872
Ambac Financial Group, Inc.	23,612	109
American International Group, Inc.	614,155	28,374
Aon Corp.	83,385	3,785
Assurant, Inc.	23,846	1,550
Cincinnati Financial Corp.	39,980	1,435
Genworth Financial, Inc., Class A	108,026	2,491
See financial notes.     3

Schwab Institutional Select S&P 500 Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Lincoln National Corp.	72,589	3,903
Loews Corp.	108,258	4,559
Marsh & McLennan Cos., Inc.	122,795	3,388
MBIA, Inc.	47,989	499
MetLife, Inc. (a)	178,192	10,843
Principal Financial Group, Inc.	65,511	3,515
Prudential Financial, Inc.	109,450	8,287
SAFECO Corp.	24,983	1,667
The Allstate Corp. (a)	140,118	7,056
The Chubb Corp.	98,553	5,220
The Hartford Financial Services Group, Inc. (a)	78,633	5,604
The Progressive Corp.	168,992	3,074
The Travelers Cos., Inc.	162,303	8,180
Torchmark Corp.	23,460	1,519
Unum Group	84,850	1,969
XL Capital Ltd., Class A	41,900	1,462

		121,247
Materials 3.5%

Air Products & Chemicals, Inc.	53,847	5,300
Alcoa, Inc.	210,495	7,321
Allegheny Technologies, Inc.	24,442	1,682
Ashland, Inc.	16,381	869
Ball Corp.	23,247	1,250
Bemis Co., Inc.	25,385	668
E.I. du Pont de Nemours & Co.	215,575	10,544
Eastman Chemical Co.	24,367	1,791
Ecolab, Inc.	42,033	1,932
Freeport-McMoRan Copper & Gold, Inc. (a)	95,952	10,915
Hercules, Inc.	34,216	643
International Flavors & Fragrances, Inc.	18,476	843
International Paper Co. (a)	106,935	2,798
MeadWestvaco Corp.	43,430	1,142
Monsanto Co.	134,070	15,287
Newmont Mining Corp.	111,636	4,935
Nucor Corp.	70,696	5,338
Pactiv Corp. *	36,648	872
PPG Industries, Inc.	39,437	2,420
Praxair, Inc. (a)	77,149	7,044
Rohm & Haas Co.	32,084	1,715
Sealed Air Corp.	40,546	1,025
Sigma-Aldrich Corp.	33,228	1,895
The Dow Chemical Co.	227,217	9,123
Titanium Metals Corp. (a)	20,300	309
United States Steel Corp.	29,365	4,521
Vulcan Materials Co. (a)	25,067	1,725
Weyerhaeuser Co.	51,492	3,289

		107,196
Media 2.7%

CBS Corp., Class B	179,381	4,138
Clear Channel Communications, Inc.	119,821	3,613
Comcast Corp., Class A	722,052	14,838
Gannett Co., Inc. (a)	52,275	1,496
Meredith Corp.	14,458	469
News Corp., Class A	536,510	9,603
Omnicom Group, Inc.	79,705	3,805
The DIRECTV Group, Inc. *	179,842	4,431
The E.W. Scripps Co., Class A	21,568	969
The Interpublic Group of Cos., Inc. *	113,446	1,027
The McGraw-Hill Cos., Inc.	78,756	3,228
The New York Times Co., Class A (a)	27,947	545
The Walt Disney Co.	468,354	15,189
The Washington Post Co., Class B	575	377
Time Warner, Inc.	890,014	13,217
Viacom, Inc., Class B *	163,106	6,270

		83,215
Pharmaceuticals & Biotechnology 7.4%

Abbott Laboratories	381,341	20,116
Allergan, Inc.	73,836	4,162
Amgen, Inc. *	268,891	11,258
Applied Biosystems Group-Applera Corp. (a)	46,303	1,478
Barr Pharmaceuticals, Inc. (a)*	24,999	1,256
Biogen Idec, Inc. *	74,475	4,520
Bristol-Myers Squibb Co.	487,211	10,704
Celgene Corp. *	105,713	6,569
Eli Lilly & Co.	243,443	11,719
Forest Laboratories, Inc. *	75,891	2,634
Genzyme Corp. *	66,216	4,658
Gilead Sciences, Inc. (a)*	229,921	11,901
Johnson & Johnson	697,217	46,776
King Pharmaceuticals, Inc. *	68,046	639
Merck & Co., Inc.	530,186	20,168
Millipore Corp. *	10,252	719
Mylan, Inc. (a)	72,702	957
PerkinElmer, Inc.	30,180	802
Pfizer, Inc.	1,664,086	33,465
Schering-Plough Corp.	389,675	7,174
Thermo Fisher Scientific, Inc. *	102,742	5,946
Waters Corp. *	25,484	1,566
Watson Pharmaceuticals, Inc. *	25,135	780
Wyeth	330,382	14,692

		224,659
Real Estate 1.2%

Apartment Investment & Management Co., Class A	27,905	1,032
AvalonBay Communities, Inc. (a)	19,470	1,942
Boston Properties, Inc. (a)	28,646	2,879
4     See financial notes.

Schwab Institutional Select S&P 500 Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

CB Richard Ellis Group, Inc., Class A *	43,840	1,014
Developers Diversified Realty Corp. (a)	33,951	1,458
Equity Residential	64,930	2,696
General Growth Properties, Inc.	58,676	2,403
HCP, Inc. (a)	29,000	1,035
Host Hotels & Resorts, Inc.	121,104	2,083
Kimco Realty Corp. (a)	58,459	2,333
Plum Creek Timber Co., Inc.	42,127	1,720
ProLogis	61,940	3,878
Public Storage	29,953	2,717
Simon Property Group, Inc.	53,663	5,359
Vornado Realty Trust (a)	32,195	2,997

		35,546
Retailing 2.7%

Abercrombie & Fitch Co., Class A	21,645	1,609
Amazon.com, Inc. (a)*	73,802	5,803
AutoNation, Inc. *	33,277	533
AutoZone, Inc. *	12,061	1,456
Bed Bath & Beyond, Inc. *	55,704	1,810
Best Buy Co., Inc.	85,636	3,684
Big Lots, Inc. (a)*	28,758	777
Dillard’s Inc., Class A (a)	13,001	265
Expedia, Inc. *	54,726	1,382
Family Dollar Stores, Inc. (a)	31,138	666
GameStop Corp., Class A *	38,000	2,092
Genuine Parts Co.	39,885	1,694
IAC/InterActiveCorp. *	50,967	1,061
J.C. Penney Co., Inc.	51,137	2,173
Kohl’s Corp. (a)*	72,829	3,558
Limited Brands, Inc.	67,380	1,248
Lowe’s Cos., Inc.	363,688	9,161
Macy’s, Inc.	118,974	3,009
Nordstrom, Inc. (a)	51,414	1,813
Office Depot, Inc. *	59,944	760
OfficeMax, Inc.	18,600	340
RadioShack Corp.	32,279	449
Sears Holdings Corp. (a)*	19,624	1,935
Staples, Inc.	170,147	3,692
Target Corp. (a)	198,189	10,530
The Gap, Inc.	124,439	2,317
The Home Depot, Inc.	412,912	11,892
The Sherwin-Williams Co.	25,685	1,421
The TJX Cos., Inc.	105,164	3,388
Tiffany & Co.	31,720	1,381

		81,899
Semiconductors & Semiconductor Equipment 2.5%

Advanced Micro Devices, Inc. (a)*	118,328	705
Altera Corp.	80,416	1,711
Analog Devices, Inc.	79,232	2,552
Applied Materials, Inc. (a)	333,173	6,217
Broadcom Corp., Class A *	114,749	2,979
Intel Corp.	1,424,689	31,714
KLA-Tencor Corp. (a)	45,814	2,001
Linear Technology Corp. (a)	63,430	2,217
LSI Corp. *	166,038	1,029
MEMC Electronic Materials, Inc. (a)*	55,527	3,497
Microchip Technology, Inc. (a)	50,423	1,853
Micron Technology, Inc. (a)*	167,962	1,297
National Semiconductor Corp.	68,845	1,404
Novellus Systems, Inc. *	34,462	753
NVIDIA Corp. *	136,782	2,811
Teradyne, Inc. *	52,266	695
Texas Instruments, Inc.	336,334	9,807
Xilinx, Inc.	81,895	2,029

		75,271
Software & Services 5.9%

Adobe Systems, Inc. *	141,854	5,290
Affiliated Computer Services, Inc., Class A *	24,736	1,310
Akamai Technologies, Inc. *	38,441	1,375
Autodesk, Inc. (a)*	60,035	2,281
Automatic Data Processing, Inc.	127,133	5,619
BMC Software, Inc. *	55,838	1,941
CA, Inc.	100,830	2,232
Citrix Systems, Inc. *	44,363	1,453
Cognizant Technology Solutions Corp., Class A *	63,048	2,033
Computer Sciences Corp. *	41,159	1,794
Compuware Corp. *	84,168	635
Convergys Corp. *	41,535	653
eBay, Inc. *	270,623	8,468
Electronic Arts, Inc. *	77,391	3,983
Electronic Data Systems Corp.	132,673	2,462
Fidelity National Information Services, Inc.	34,984	1,262
Fiserv, Inc. *	40,455	2,045
Google, Inc., Class A *	55,531	31,891
Intuit, Inc. *	77,509	2,090
Microsoft Corp.	1,970,493	56,198
Novell, Inc. *	82,260	517
Oracle Corp. *	973,526	20,298
Paychex, Inc. (a)	79,035	2,875
Symantec Corp. *	209,979	3,616
Total System Services, Inc.	47,000	1,119
Unisys Corp. *	86,993	362
VeriSign, Inc. *	52,825	1,904
Western Union Co.	183,979	4,232
Yahoo!, Inc. *	328,164	8,995

		178,933
Technology Hardware & Equipment 7.3%

Agilent Technologies, Inc. *	94,235	2,847
See financial notes.     5

Schwab Institutional Select S&P 500 Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Apple, Inc. *	216,405	37,644
Ciena Corp. *	21,405	724
Cisco Systems, Inc. *	1,472,330	37,751
Corning, Inc.	388,333	10,372
Dell, Inc. *	539,096	10,043
EMC Corp. *	499,936	7,699
Hewlett-Packard Co.	620,215	28,747
International Business Machines Corp.	341,673	41,240
Jabil Circuit, Inc.	39,840	433
JDS Uniphase Corp. (a)*	55,410	793
Juniper Networks, Inc. *	128,165	3,540
Lexmark International, Inc., Class A *	22,717	713
Molex, Inc.	35,343	1,003
Motorola, Inc. (a)	539,507	5,374
NetApp, Inc. *	89,881	2,175
QLogic Corp. *	46,761	746
QUALCOMM, Inc.	396,927	17,143
SanDisk Corp. *	54,839	1,486
Sun Microsystems, Inc. *	204,806	3,207
Tellabs, Inc. *	98,199	507
Teradata Corp. *	44,247	942
Tyco Electronics Ltd.	119,566	4,473
Xerox Corp.	224,222	3,132

		222,734
Telecommunication Services 3.3%

American Tower Corp., Class A *	97,400	4,229
AT&T, Inc.	1,475,565	57,119
CenturyTel, Inc. (a)	30,376	986
Citizens Communications Co.	90,297	968
Embarq Corp.	38,289	1,592
Qwest Communications International, Inc. (a)	386,799	1,996
Sprint Nextel Corp. (a)	699,132	5,586
Verizon Communications, Inc.	706,670	27,193
Windstream Corp.	114,762	1,347

		101,016
Transportation 2.1%

Burlington Northern Santa Fe Corp.	79,571	8,160
C.H. Robinson Worldwide, Inc.	40,795	2,557
CSX Corp. (a)	100,991	6,357
Expeditors International of Washington, Inc.	49,400	2,302
FedEx Corp.	75,279	7,217
Norfolk Southern Corp. (a)	93,168	5,551
Ryder System, Inc.	16,509	1,130
Southwest Airlines Co.	191,400	2,534
Union Pacific Corp.	65,767	9,549
United Parcel Service, Inc., Class B	252,838	18,308

		63,665
Utilities 3.5%

Allegheny Energy, Inc.	39,995	2,152
Ameren Corp.	48,190	2,186
American Electric Power Co., Inc.	98,647	4,403
CenterPoint Energy, Inc.	80,382	1,223
CMS Energy Corp. (a)	62,313	909
Consolidated Edison, Inc.	67,296	2,799
Constellation Energy Group, Inc.	43,474	3,680
Dominion Resources, Inc.	140,748	6,107
DTE Energy Co.	41,898	1,689
Duke Energy Corp.	309,873	5,674
Dynegy, Inc., Class A *	119,296	1,028
Edison International	80,226	4,185
Entergy Corp.	48,730	5,597
Exelon Corp.	157,554	13,468
FirstEnergy Corp.	75,134	5,683
FPL Group, Inc.	99,988	6,628
Integrys Energy Group, Inc.	16,703	800
Nicor, Inc. (a)	9,926	349
NiSource, Inc.	71,633	1,282
Pepco Holdings, Inc.	52,600	1,310
PG&E Corp.	87,350	3,494
Pinnacle West Capital Corp.	27,016	917
PPL Corp.	92,928	4,462
Progress Energy, Inc.	60,645	2,546
Public Service Enterprise Group, Inc.	123,996	5,445
Questar Corp.	36,991	2,295
Sempra Energy	64,892	3,677
Southern Co.	182,716	6,803
TECO Energy, Inc.	62,315	998
The AES Corp. *	164,239	2,851
Xcel Energy, Inc.	100,987	2,101

		106,741

Total Common Stock
(Cost $2,756,463)		2,969,432

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 3.0% of net assets

Commercial Paper & Other Obligations 2.8%

Wachovia, London Time Deposit
2.09%, 05/01/08	85,500	85,500
Wells Fargo, Grand Cayman Time Deposit
2.09%, 05/01/08	1,578	1,578

		87,078
U.S. Treasury Obligation 0.2%

U.S. Treasury Bill (b)
0.96%, 06/19/08	5,000	4,993

6     See financial notes.

Schwab Institutional Select S&P 500 Fund

Portfolio Holdings continued

Total Short-Term Investments
(Cost $92,071)	92,071

End of Investments.

	Number of	Value
Security	Shares	($ x 1,000)

Collateral Invested for Securities on Loan 10.6% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	322,496,507	322,497

End of collateral invested for securities on loan.
(All dollar amounts x 1,000)
At 04/30/08, the tax basis cost of the fund’s investments was $2,860,035 and the unrealized appreciation and depreciation were $469,375 and ($267,907), respectively, with a net unrealized appreciation of $201,468.

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	All or a portion of this security is held as collateral for open futures contracts.

(c)	Issuer is affiliated with the fund’s adviser.
In addition to the above, the fund held the following at 04/30/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract

S & P 500 Index, e-mini, Long, expires 06/20/08	1,080	74,844	(286)
See financial notes.     7

Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.1%	Common Stock	1,404,369	1,451,894
1.2%	Foreign Common Stock	17,841	17,603
2.2%	Short-Term Investments	32,489	32,489

100.5%	Total Investments	1,454,699	1,501,986
33.7%	Collateral Invested for Securities on Loan	503,862	503,862
(34.2)%	Other Assets and Liabilities, Net		(510,759)

100.0%	Total Net Assets		1,495,089

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 97.1% of net assets

Automobiles & Components 0.9%

American Axle & Manufacturing Holdings, Inc.	73,685	1,484
ArvinMeritor, Inc. (a)	118,112	1,765
Cooper Tire & Rubber Co.	103,123	1,355
Dana Holding Corp. *	33,271	398
Drew Industries, Inc. (a)*	31,813	776
Exide Technologies *	40,900	597
Modine Manufacturing Co. (a)	52,491	922
Sauer-Danfoss, Inc.	27,000	779
Tenneco, Inc. *	73,718	1,886
Thor Industries, Inc. (a)	55,964	1,697
Visteon Corp. *	207,600	901
Winnebago Industries, Inc. (a)	46,430	747

		13,307
Banks 7.3%

1st Source Corp.	9,321	185
AMCORE Financial, Inc. (a)	36,593	455
BancFirst Corp. (a)	13,416	587
BancorpSouth, Inc. (a)	114,368	2,748
Bank Mutual Corp. (a)	82,693	925
Beneficial Mutual Bancorp, Inc. (a)*	26,203	268
BOK Financial Corp.	2,480	142
Brookline Bancorp, Inc. (a)	87,696	947
Cascade Bancorp (a)	16,173	148
Cathay General Bancorp (a)	74,622	1,272
Centennial Bank Holdings, Inc. *	33,065	207
Centerline Holding Co.	8,136	28
Central Pacific Financial Corp.	49,532	909
Charter Financial Corp.	3,000	83
Chemical Financial Corp. (a)	41,203	1,000
Citizens Republic Bancorp, Inc. (a)	128,028	1,056
City Holding Co. (a)	31,200	1,297
Community Bank System, Inc. (a)	50,200	1,280
Corus Bankshares, Inc. (a)	55,148	404
CVB Financial Corp. (a)	96,719	1,110
Dime Community Bancshares	42,400	792
Doral Financial Corp. (a)*	52,000	927
Downey Financial Corp. (a)	29,930	423
East West Bancorp, Inc.	106,800	1,521
F.N.B. Corp. (a)	145,737	2,253
First BanCorp Puerto Rico (a)	128,177	1,319
First Busey Corp.	32,000	635
First Charter Corp.	59,158	1,797
First Citizens BancShares, Inc., Class A	12,265	1,727
First Commonwealth Financial Corp. (a)	107,656	1,340
First Community Bancorp	51,316	1,103
First Financial Bancorp (a)	48,189	632
First Financial Bankshares, Inc. (a)	40,721	1,832
First Horizon National Corp.	213,800	2,309
First Midwest Bancorp, Inc.	90,963	2,322
First Niagara Financial Group, Inc. (a)	177,436	2,560
FirstMerit Corp. (a)	136,082	2,792
Frontier Financial Corp. (a)	69,885	1,118
Glacier Bancorp, Inc. (a)	91,111	1,875
Hancock Holding Co. (a)	38,810	1,602
IBERIABANK Corp.	17,100	824
International Bancshares Corp. (a)	82,195	2,054
Kearny Financial Corp. (a)	55,000	598
MB Financial, Inc. (a)	58,524	1,680
MGIC Investment Corp. (a)	201,200	2,622
National Penn Bancshares, Inc. (a)	134,478	2,245
NBT Bancorp, Inc. (a)	56,685	1,291
NewAlliance Bancshares, Inc.	183,811	2,474
Northwest Bancorp, Inc. (a)	37,693	973
Old National Bancorp (a)	105,883	1,812
Pacific Capital Bancorp (a)	77,842	1,587
Park National Corp. (a)	16,953	1,289
PrivateBancorp, Inc. (a)	41,676	1,417
Prosperity Bancshares, Inc. (a)	64,965	2,012
See financial notes. 1

Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Provident Financial Services, Inc. (a)	86,751	1,339
Provident New York Bancorp (a)	68,700	918
S&T Bancorp, Inc. (a)	34,881	1,188
Santander BanCorp	76,503	865
Signature Bank (a)*	48,309	1,274
Sterling Bancshares, Inc. (a)	119,912	1,246
Sterling Financial Corp., Washington (a)	75,747	925
Susquehanna Bancshares, Inc. (a)	145,308	2,890
SVB Financial Group (a)*	58,123	2,828
The Colonial BancGroup, Inc. (a)	327,200	2,663
The South Financial Group, Inc. (a)	120,725	729
TrustCo Bank Corp. NY (a)	120,802	1,055
Trustmark Corp. (a)	79,677	1,735
UCBH Holdings, Inc. (a)	155,725	1,134
UMB Financial Corp. (a)	60,824	3,019
Umpqua Holdings Corp. (a)	94,195	1,389
United Bankshares, Inc. (a)	65,122	1,894
United Community Banks, Inc. (a)	62,740	862
W Holding Co., Inc. (a)	81,506	86
Washington Federal, Inc. (a)	147,839	3,520
Webster Financial Corp.	88,700	2,311
WesBanco, Inc. (a)	38,698	832
Westamerica Bancorp (a)	46,670	2,727
Whitney Holding Corp.	109,500	2,563
Wintrust Financial Corp. (a)	36,555	1,160

		109,960
Capital Goods 9.6%

A.O. Smith Corp. (a)	36,730	1,136
AAR Corp. (a)*	61,597	1,441
Actuant Corp., Class A	93,148	3,155
Albany International Corp., Class A (a)	44,500	1,615
American Superconductor Corp. (a)*	68,553	1,733
Ameron International Corp.	15,500	1,531
Apogee Enterprises, Inc.	49,200	1,098
Applied Industrial Technologies, Inc. (a)	60,166	1,454
Astec Industries, Inc. (a)*	30,095	1,103
Badger Meter, Inc. (a)	24,303	1,265
Baldor Electric Co. (a)	77,808	2,521
Barnes Group, Inc. (a)	76,940	2,007
Beacon Roofing Supply, Inc. (a)*	74,882	798
Belden, Inc.	74,600	2,517
Blount International, Inc. (a)*	56,662	701
Brady Corp., Class A (a)	87,429	2,968
Briggs & Stratton Corp. (a)	78,493	1,195
Cascade Corp. (a)	19,000	822
Ceradyne, Inc. (a)*	43,712	1,703
Chart Industries, Inc. *	24,800	1,008
CIRCOR International, Inc.	28,200	1,358
CLARCOR, Inc. (a)	84,698	3,554
Cubic Corp.	20,015	543
Curtiss-Wright Corp. (a)	73,456	3,488
DRS Technologies, Inc.	7,620	476
DynCorp International, Inc., Class A *	37,899	680
EMCOR Group, Inc. *	106,004	2,656
Encore Wire Corp. (a)	29,441	665
Energy Conversion Devices, Inc. (a)*	67,563	2,202
EnerSys *	39,178	917
EnPro Industries, Inc. (a)*	37,300	1,354
ESCO Technologies, Inc. (a)*	43,669	2,033
Esterline Technologies Corp. (a)*	54,311	3,023
Evergreen Solar, Inc. (a)*	186,389	1,601
Federal Signal Corp.	80,759	1,121
Franklin Electric Co., Inc. (a)	28,318	1,097
FreightCar America, Inc.	17,490	672
Gardner Denver, Inc. *	87,112	4,046
GenCorp, Inc. (a)*	88,752	761
Gibraltar Industries, Inc.	15,172	159
GrafTech International Ltd. (a)*	176,900	3,476
Granite Construction, Inc.	54,956	1,885
Griffon Corp. *	3,132	29
HEICO Corp., Class A	13,124	528
Hexcel Corp. (a)*	161,983	3,625
Icahn Enterprises L.P. (a)	1,847	157
II-VI, Inc. (a)*	39,100	1,452
Insituform Technologies, Inc., Class A (a)*	41,900	709
Interline Brands, Inc. (a)*	48,634	941
Kaman Corp.	27,449	744
Kaydon Corp. (a)	44,435	2,327
KBR, Inc.	40,303	1,162
Lindsay Corp. (a)	20,000	2,082
Moog, Inc., Class A (a)*	72,072	3,107
Mueller Industries, Inc.	60,924	1,972
Mueller Water Products, Inc., Class B	109,300	868
NACCO Industries, Inc., Class A (a)	12,477	1,122
NCI Building Systems, Inc. (a)*	32,206	777
Nordson Corp. (a)	56,843	3,355
Orbital Sciences Corp. *	96,436	2,595
Perini Corp. *	42,730	1,546
Polypore International, Inc. *	25,200	590
Quanex Building Products Corp. (a)*	62,904	1,069
RBC Bearings, Inc. (a)*	33,900	1,355
Regal-Beloit Corp.	51,347	1,904
Robbins & Myers, Inc. (a)	56,800	2,264
Rush Enterprises, Inc., Class A *	55,287	891
Simpson Manufacturing Co., Inc. (a)	63,194	1,668
2 See financial notes.

Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Superior Essex, Inc. (a)*	35,600	1,058
TAL International Group, Inc. (a)	21,000	508
Taser International, Inc. (a)*	107,100	799
Tecumseh Products Co., Class A *	27,800	871
Teledyne Technologies, Inc. (a)*	56,225	3,302
Tennant Co.	31,200	1,065
The Middleby Corp. (a)*	32,852	2,062
The Toro Co.	67,035	2,842
Titan International, Inc. (a)	41,300	1,472
TransDigm Group, Inc. *	23,300	885
Tredegar Corp. (a)	47,200	771
Triumph Group, Inc.	32,601	1,919
UAP Holding Corp. (a)	88,713	3,452
United Rentals, Inc. *	128,400	2,419
Universal Forest Products, Inc. (a)	30,162	1,047
Vicor Corp.	14,517	175
Wabtec Corp. (a)	81,150	3,480
Watsco, Inc. (a)	41,582	1,887
Watts Water Technologies, Inc., Class A (a)	57,807	1,553
Woodward Governor Co.	94,634	3,325

		143,269
Commercial Services & Supplies 4.1%

ABM Industries, Inc. (a)	70,209	1,470
Acco Brands Corp. (a)*	85,623	1,192
Administaff, Inc. (a)	40,110	1,050
American Reprographics Co. *	50,487	801
Cenveo, Inc. (a)*	89,242	916
Clean Harbors, Inc. (a)*	26,500	1,748
Consolidated Graphics, Inc. (a)*	20,300	1,181
CoStar Group, Inc. (a)*	30,183	1,447
Deluxe Corp.	86,046	1,829
Ennis, Inc. (a)	46,200	783
First Advantage Corp., Class A *	30,852	633
G & K Services, Inc., Class A	36,730	1,158
Healthcare Services Group, Inc. (a)	84,950	1,296
Heidrick & Struggles International, Inc.	32,300	967
Herman Miller, Inc.	95,700	2,233
HNI Corp. (a)	75,200	1,637
Huron Consulting Group, Inc. (a)*	28,300	1,185
IKON Office Solutions, Inc. (a)	201,121	2,202
Innerworkings, Inc. (a)*	60,100	808
Interface, Inc., Class A (a)	87,900	1,129
Kelly Services, Inc., Class A (a)	39,523	879
Kimball International, Inc., Class B (a)	39,751	408
Knoll, Inc.	83,103	1,082
Korn/Ferry International (a)*	78,461	1,464
Layne Christensen Co. *	23,711	1,012
M&F Worldwide Corp. *	20,570	708
McGrath Rentcorp (a)	38,898	1,005
Mine Safety Appliances Co. (a)	45,989	1,709
Mobile Mini, Inc. (a)*	58,568	1,245
Navigant Consulting, Inc. (a)*	74,848	1,506
PHH Corp. (a)*	84,363	1,656
Resources Connection, Inc. (a)	75,950	1,535
Rollins, Inc.	71,655	1,141
School Specialty, Inc. (a)*	26,093	768
Steelcase, Inc., Class A	113,842	1,261
TeleTech Holdings, Inc. (a)*	66,400	1,523
Tetra Tech, Inc. (a)*	110,878	2,343
The Advisory Board Co. *	26,576	1,239
The Corporate Executive Board Co.	58,800	2,562
The Geo Group, Inc. (a)*	94,100	2,489
TrueBlue, Inc. (a)*	81,914	1,043
United Stationers, Inc. (a)*	47,167	2,080
Viad Corp. (a)	36,896	1,161
Waste Connections, Inc. (a)*	110,943	3,558

		61,042
Consumer Durables & Apparel 3.3%

American Greetings Corp., Class A	91,711	1,642
Blyth, Inc.	49,309	830
Brunswick Corp.	148,100	2,470
Callaway Golf Co.	104,969	1,442
Carter’s, Inc. *	97,514	1,379
Champion Enterprises, Inc. (a)*	131,133	1,353
Columbia Sportswear Co. (a)	21,419	899
Crocs, Inc. (a)*	139,418	1,424
Deckers Outdoor Corp. (a)*	20,200	2,789
Ethan Allen Interiors, Inc. (a)	52,179	1,433
Furniture Brands International, Inc. (a)	77,502	1,050
Hovnanian Enterprises, Inc., Class A (a)*	85,211	1,007
Iconix Brand Group, Inc. *	97,000	1,544
JAKKS Pacific, Inc. *	46,174	1,085
Jarden Corp. (a)*	107,908	2,301
Jones Apparel Group, Inc.	146,400	2,318
K-Swiss, Inc., Class A (a)	41,928	614
Leapfrog Enterprises, Inc. (a)*	60,025	499
Meritage Homes Corp. (a)*	44,485	844
Movado Group, Inc. (a)	39,100	854
Oxford Industries, Inc. (a)	25,418	706
Polaris Industries, Inc. (a)	56,423	2,627
Pool Corp. (a)	61,577	1,344
Quiksilver, Inc. (a)*	211,112	2,054
Sealy Corp. (a)	59,000	360
Skechers U.S.A., Inc., Class A *	55,078	1,303
Tempur-Pedic International, Inc. (a)	123,062	1,367
The Ryland Group, Inc.	71,400	2,283
See financial notes. 3

Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

The Timberland Co., Class A *	77,360	1,129
The Warnaco Group, Inc. (a)*	76,463	3,528
Under Armour, Inc., Class A (a)*	49,420	1,647
UniFirst Corp.	22,935	1,074
Wolverine World Wide, Inc. (a)	88,536	2,545

		49,744
Consumer Services 4.4%

Ambassadors Groups, Inc.	33	1
Ameristar Casinos, Inc. (a)	40,875	702
Bally Technologies, Inc. *	92,662	3,122
Bob Evans Farms, Inc.	57,446	1,612
Boyd Gaming Corp. (a)	95,000	1,781
Bright Horizons Family Solutions, Inc. *	44,488	2,109
California Pizza Kitchen, Inc. (a)*	32,850	512
Capella Education Co. *	11,800	761
Career Education Corp. (a)*	152,900	3,081
CBRL Group, Inc.	37,353	1,380
CEC Entertainment, Inc. *	51,238	1,906
Cedar Fair L.P.	82,997	1,957
Choice Hotels International, Inc.	54,114	1,866
Churchill Downs, Inc.	10,061	514
CKE Restaurants, Inc. (a)	85,979	902
Coinstar, Inc. (a)*	45,600	1,454
Corinthian Colleges, Inc. (a)*	127,029	1,442
Domino’s Pizza, Inc. (a)	65,979	876
Escala Group, Inc. *	6,196	18
Gaylord Entertainment Co. (a)*	69,735	2,066
IHOP Corp. (a)	28,572	1,333
INVESTools, Inc. (a)*	85,400	990
Jack In the Box, Inc. *	91,688	2,453
Life Time Fitness, Inc. (a)*	56,977	2,071
Matthews International Corp., Class A (a)	52,484	2,595
P.F. Chang’s China Bistro, Inc. (a)*	34,842	1,081
Panera Bread Co., Class A (a)*	50,900	2,660
Papa John’s International, Inc. *	38,155	1,030
Pinnacle Entertainment, Inc. (a)*	96,485	1,497
Pre-Paid Legal Services, Inc. *	14,300	625
Red Robin Gourmet Burgers, Inc. *	28,427	1,168
Regis Corp. (a)	71,449	2,086
Sonic Corp. (a)*	97,229	2,138
Sotheby’s	114,100	3,161
Speedway Motorsports, Inc. (a)	43,684	1,138
Steiner Leisure Ltd. *	21,909	725
Stewart Enterprises, Inc., Class A (a)	172,800	1,180
Texas Roadhouse, Inc., Class A (a)*	82,396	972
The Cheesecake Factory, Inc. (a)*	117,000	2,648
The Marcus Corp. (a)	29,083	482
Triarc Cos., Inc., Class B (a)	104,831	744
Vail Resorts, Inc. (a)*	58,271	2,845
WMS Industries, Inc. *	70,151	2,539

		66,223
Diversified Financials 2.6%

Advance America Cash Advance Centers, Inc.	87,065	767
AmeriCredit Corp. *	193,800	2,705
Cash America International, Inc. (a)	47,770	1,949
Cohen & Steers, Inc. (a)	20,528	573
Credit Acceptance Corp. (a)*	2,553	49
EZCORP, Inc., Class A *	73,600	894
FCStone Group, Inc. *	39,800	1,649
Financial Federal Corp.	41,123	960
GAMCO Investors, Inc., Class A	21,000	966
GFI Group, Inc.	106,168	1,247
Greenhill & Co., Inc. (a)	29,532	1,921
Interactive Brokers Group, Inc., Class A *	67,900	2,144
Investment Technology Group, Inc. *	70,365	3,396
KBW, Inc. *	49,700	1,180
KKR Financial Holdings LLC	144,943	1,841
Knight Capital Group, Inc., Class A (a)*	153,672	2,875
MF Global Ltd. *	164,600	2,168
optionsXpress Holdings, Inc. (a)	74,647	1,603
PICO Holdings, Inc. (a)*	25,900	915
Piper Jaffray Cos., Inc. *	30,339	1,130
Portfolio Recovery Associates, Inc. (a)	23,043	1,014
Riskmetrics Group, Inc. (a)*	32,200	568
Stifel Financial Corp. (a)*	26,500	1,253
SWS Group, Inc.	4,800	63
The Bear Stearns Cos., Inc. (a)	227,800	2,444
W.P. Carey & Co., LLC	54,266	1,621
World Acceptance Corp. (a)*	27,000	1,063

		38,958
Energy 8.3%

Alliance Holdings GP L.P.	7,694	192
Alliance Resource Partners L.P.	31,610	1,311
Arena Resources, Inc. *	53,400	2,398
Atlas America, Inc.	40,963	2,849
Atlas Pipeline Partners L.P.	20,100	860
ATP Oil & Gas Corp. *	43,533	1,251
Basic Energy Services, Inc. (a)*	38,100	884
Bois d’Arc Energy, Inc. *	30,300	724
BP Prudhoe Bay Royalty Trust (a)	36,165	3,346
BPZ Resources, Inc. (a)*	106,200	2,069
BreitBurn Energy Partners L.P. (a)	17,763	362
Bristow Group, Inc. (a)*	39,987	2,109
Buckeye GP Holdings L.P.	11,104	281
Buckeye Partners L.P. (a)	20,408	1,007
4 See financial notes.

Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Cal Dive International, Inc. (a)*	48,100	586
CARBO Ceramics, Inc. (a)	30,420	1,446
Carrizo Oil & Gas, Inc. (a)*	45,000	2,857
Cheniere Energy, Inc. (a)*	74,000	721
Clayton Williams Energy, Inc. *	10,000	632
Complete Production Services, Inc. (a)*	82,000	2,215
Comstock Resources, Inc. *	76,926	3,499
Contango Oil & Gas Co. *	22,200	1,701
Copano Energy LLC (a)	68,100	2,525
Crosstex Energy L.P.	49,983	1,629
Crosstex Energy, Inc. (a)	67,831	2,348
DCP Midstream Partners L.P.	41,700	1,249
Dorchester Minerals L.P. (a)	27,392	682
Eagle Rock Energy Partners L.P.	56,185	956
Enbridge Energy Management LLC *	18,047	937
Energy Transfer Equity L.P.	3,165	109
Evergreen Energy, Inc. (a)*	16,657	24
General Maritime Corp. (a)	52,996	1,385
Genesis Energy L.P.	8,843	170
Global Industries Ltd. *	149,682	2,389
GMX Resources, Inc. (a)*	22,700	825
Goodrich Petroleum Corp. (a)*	31,200	1,054
Grey Wolf, Inc. *	293,748	1,842
GulfMark Offshore, Inc. (a)*	39,000	2,332
Holly Energy Partners L.P.	17,510	708
Hornbeck Offshore Services, Inc. (a)*	36,845	1,837
Hugoton Royalty Trust	30,860	893
Inergy Holdings L.P.	9,242	371
Inergy, L.P.	71,942	2,099
International Coal Group, Inc. (a)*	214,668	1,709
ION Geophysical Corp. (a)*	139,900	2,229
Lufkin Industries, Inc. (a)	23,595	1,780
Magellan Midstream Holdings L.P.	51,825	1,285
Markwest Energy Partners L.P.	85,200	3,042
McMoRan Exploration Co. *	73,800	2,024
NATCO Group, Inc., Class A *	31,500	1,594
Natural Resource Partners L.P.	52,211	1,690
Newpark Resources, Inc. (a)*	142,610	783
NuStar GP Holdings LLC	57,500	1,516
Oil States International, Inc. *	2,042	102
Parallel Petroleum Corp. (a)*	69,700	1,477
Parker Drilling Co. *	176,965	1,419
Patriot Coal Corp. *	44,900	2,966
Penn Virginia Corp. (a)	70,378	3,695
Penn Virginia Resource Partners, L.P.	41,446	1,138
Petroleum Development Corp. (a)*	25,203	1,896
PetroQuest Energy, Inc. *	73,200	1,521
Pioneer Drilling Co. (a)*	79,231	1,294
Regency Energy Partners L.P.	75,420	2,076
Rosetta Resources, Inc. *	81,400	1,774
RPC, Inc. (a)	54,689	698
SEACOR Holdings, Inc. *	38,316	3,261
Ship Finance International Ltd. (a)	72,025	2,184
Stone Energy Corp. *	46,969	2,862
Sunoco Logistics Partners L.P.	25,186	1,306
Swift Energy Co. (a)*	47,701	2,487
T-3 Energy Services, Inc. *	12,100	639
Targa Resources Partners L.P.	23,195	561
TC Pipelines L.P.	44,000	1,540
Teekay LNG Partners LP	33,000	943
TETRA Technologies, Inc. (a)*	125,874	2,047
Trico Marine Services, Inc. *	24,191	912
USEC, Inc. (a)*	186,823	867
VeraSun Energy *	130,600	815
Warren Resources, Inc. (a)*	97,865	1,202
Western Refining, Inc. (a)	42,122	422
Williams Partners L.P.	85,320	3,083
Williams Pipeline Partners L.P. *	21,000	396
World Fuel Services Corp.	41,978	1,031

		123,930
Food & Staples Retailing 1.0%

Casey’s General Stores, Inc.	83,226	1,842
Ingles Markets, Inc., Class A	11,431	261
Longs Drug Stores Corp.	60,205	2,412
Performance Food Group Co. *	56,674	1,896
PriceSmart, Inc.	23,300	665
Ruddick Corp.	58,956	2,281
The Andersons, Inc. (a)	30,600	1,391
The Great Atlantic & Pacific Tea Co., Inc. *	47,890	1,318
United Natural Foods, Inc. (a)*	72,882	1,443
Weis Markets, Inc. (a)	18,000	553
Winn-Dixie Stores, Inc. *	58,300	1,034

		15,096
Food, Beverage & Tobacco 1.6%

Alliance One International, Inc. *	161,200	991
Cal-Maine Foods, Inc. (a)	18,800	556
Chiquita Brands International, Inc. (a)*	70,202	1,597
Darling International, Inc. *	137,600	2,101
Green Mountain Coffee Roasters, Inc. (a)*	29,800	960
Lancaster Colony Corp. (a)	35,943	1,373
Lance, Inc. (a)	52,800	1,107
Pilgrim’s Pride Corp. (a)	60,180	1,455
Ralcorp Holdings, Inc. (a)*	41,235	2,517
Sanderson Farms, Inc. (a)	26,000	1,083
Seaboard Corp. (a)	975	1,638
The Boston Beer Co., Inc., Class A *	17,300	766
The Hain Celestial Group, Inc. (a)*	67,831	1,674
See financial notes. 5

Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Tootsie Roll Industries, Inc. (a)	43,518	1,059
TreeHouse Foods, Inc. (a)*	48,000	1,088
Universal Corp. (a)	43,745	2,808
Vector Group Ltd. (a)	67,462	1,162

		23,935
Health Care Equipment & Services 6.2%

Advanced Medical Optics, Inc. (a)*	102,600	2,155
Align Technology, Inc. (a)*	104,900	1,288
Allscripts Healthcare Solutions, Inc. (a)*	96,175	1,073
Amedisys, Inc. (a)*	42,100	2,181
American Medical Systems Holdings, Inc. (a)*	122,525	1,728
AMERIGROUP Corp. *	86,042	2,236
AMN Healthcare Services, Inc. *	53,300	778
AmSurg Corp. *	49,300	1,259
Analogic Corp. (a)	25,654	1,477
Apria Healthcare Group, Inc. *	69,737	1,229
ArthroCare Corp. (a)*	44,230	1,993
Assisted Living Concepts, Inc., Class A *	88,600	648
Centene Corp. *	72,092	1,324
Chemed Corp. (a)	45,900	1,565
CONMED Corp. *	51,500	1,314
Datascope Corp.	13,716	514
Eclipsys Corp. (a)*	77,367	1,607
Emeritus Corp. (a)*	34,000	838
ev3, Inc. (a)*	85,455	710
Gentiva Health Services, Inc. *	45,396	987
Haemonetics Corp. (a)*	42,455	2,430
Health Management Associates, Inc., Class A *	411,100	2,931
HealthExtras, Inc. *	62,865	1,774
HEALTHSOUTH Corp. (a)*	133,300	2,622
Healthspring, Inc. (a)*	84,144	1,417
Healthways, Inc. *	60,763	2,220
Hill-Rom Holdings, Inc.	105,200	2,644
HMS Holdings Corp. *	37,200	959
Immucor, Inc. (a)*	118,254	3,190
Integra LifeSciences Holdings (a)*	28,348	1,201
Invacare Corp.	52,211	942
InVentiv Health, Inc. *	48,701	1,448
Kindred Healthcare, Inc. (a)*	51,492	1,222
LifePoint Hospitals, Inc. (a)*	94,241	2,838
Magellan Health Services, Inc. *	65,910	2,543
Masimo Corp. *	23,300	679
Matria Healthcare, Inc. *	36,241	924
Mentor Corp. (a)	53,296	1,560
Meridian Bioscience, Inc.	67,750	1,824
Molina Healthcare, Inc. (a)*	24,000	596
National Healthcare Corp.	5,188	260
NuVasive, Inc. (a)*	59,900	2,285
Omnicell, Inc. *	58,300	701
Owens & Minor, Inc. (a)	69,192	3,136
PharMerica Corp. (a)*	46,064	784
Phase Forward, Inc. *	71,500	1,316
PSS World Medical, Inc. (a)*	112,066	1,846
Psychiatric Solutions, Inc. (a)*	93,154	3,233
Sirona Dental Systems, Inc. (a)*	39,465	1,056
STERIS Corp. (a)	105,358	2,919
Sunrise Senior Living, Inc. *	70,877	1,520
SurModics, Inc. (a)*	24,019	1,068
Symmetry Medical, Inc. *	55,991	786
The TriZetto Group, Inc. *	71,680	1,509
Thoratec Corp. (a)*	85,626	1,369
Triple-S Management Corp., Class B (a)*	26,300	480
Universal American Financial Corp. *	72,702	780
Vital Signs, Inc.	8,000	419
Volcano Corp. *	49,100	581
West Pharmaceutical Services, Inc. (a)	51,865	2,433
Wright Medical Group, Inc. *	57,900	1,617

		92,966
Household & Personal Products 0.4%

Bare Escentuals, Inc. (a)*	48,600	1,109
Chattem, Inc. *	30,713	2,146
Elizabeth Arden, Inc. (a)*	39,498	731
Nu Skin Enterprises, Inc., Class A (a)	88,122	1,580

		5,566
Insurance 2.9%

Allied World Assurance Co. Holdings Ltd.	4,147	171
Ambac Financial Group, Inc. (a)	484,900	2,245
American Equity Investment Life Holding Co. (a)	77,764	750
AmTrust Financial Services, Inc.	40,705	633
Argo Group International Holdings Ltd. (a)*	45,038	1,613
CNA Surety Corp. (a)*	37,000	490
Delphi Financial Group, Inc., Class A	71,880	1,957
eHealth, Inc. *	27,400	741
Employers Holdings, Inc.	78,000	1,488
FBL Financial Group, Inc., Class A (a)	27,168	752
Greenlight Capital Re Ltd. *	7,289	128
Harleysville Group, Inc.	29,763	1,085
Hilb Rogal & Hobbs Co. (a)	61,219	1,771
Hilltop Holdings, Inc. *	38,139	403
Horace Mann Educators Corp.	78,278	1,324
Infinity Property & Casualty Corp. (a)	31,792	1,232
IPC Holdings Ltd.	73,877	2,151
6 See financial notes.

Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Kansas City Life Insurance Co.	199	10
LandAmerica Financial Group, Inc. (a)	24,433	701
Montpelier Re Holdings Ltd.	168,649	2,783
National Financial Partners Corp. (a)	66,638	1,794
National Western Life Insurance Co., Class A (a)	4,494	1,140
Odyssey Re Holdings Corp.	1,349	48
OneBeacon Insurance Group Ltd.	44,200	869
ProAssurance Corp. (a)*	55,989	2,964
RLI Corp. (a)	35,155	1,687
Safety Insurance Group, Inc.	22,670	814
Selective Insurance Group, Inc. (a)	91,014	1,940
State Auto Financial Corp. (a)	39,856	1,098
Stewart Information Services Corp. (a)	28,543	699
The Commerce Group, Inc.	3,751	137
The Navigators Group, Inc. (a)*	21,485	1,053
The Phoenix Cos., Inc.	191,792	2,493
Tower Group, Inc. (a)	30,300	712
United America Indemnity Ltd., Class A *	19,411	300
United Fire & Casualty Co. (a)	34,300	1,130
Zenith National Insurance Corp. (a)	58,245	2,163

		43,469
Materials 4.4%

A. Schulman, Inc. (a)	40,409	857
A.M. Castle & Co.	19,797	612
AbitibiBowater, Inc. (a)	88,998	878
AMCOL International Corp. (a)	37,652	1,118
Arch Chemicals, Inc. (a)	42,772	1,457
Brush Engineered Materials, Inc. (a)*	31,000	961
Coeur d’Alene Mines Corp. (a)*	931,306	2,859
Deltic Timber Corp	16,304	860
Eagle Materials, Inc. (a)	73,390	2,663
Ferro Corp. (a)	68,377	1,202
Glatfelter (a)	71,400	1,042
Graphic Packaging Holding Co. (a)*	190,915	535
H.B. Fuller Co. (a)	102,816	2,373
Haynes International, Inc. *	14,625	916
Headwaters, Inc. (a)*	69,114	790
Hecla Mining Co. (a)*	202,600	2,079
Kaiser Aluminum Corp.	25,450	1,747
Koppers Holdings, Inc.	29,900	1,448
Kronos Worldwide, Inc.	72,105	2,110
Louisiana-Pacific Corp.	174,300	2,006
Minerals Technologies, Inc. (a)	37,061	2,510
NewMarket Corp. (a)	29,600	1,922
NL Industries, Inc. (a)	15,841	176
Olin Corp.	117,891	2,378
OM Group, Inc. *	50,600	2,771
PolyOne Corp. *	149,375	1,102
Rock-Tenn Co., Class A (a)	58,000	1,968
Royal Gold, Inc. (a)	48,938	1,384
RTI International Metals, Inc. *	39,166	1,613
Sensient Technologies Corp.	77,425	2,305
Silgan Holdings, Inc. (a)	40,012	2,132
Sims Group Ltd.	820	26
Smurfit-Stone Container Corp. *	432,000	2,346
Spartech Corp.	4,467	40
Stillwater Mining Co. (a)*	68,941	978
Temple-Inland, Inc.	179,700	2,097
Texas Industries, Inc. (a)	46,251	3,580
Valhi, Inc.	39,975	1,064
W.R. Grace & Co. *	101,700	2,579
Wausau Paper Corp. (a)	80,920	626
Westlake Chemical Corp.	32,100	536
Worthington Industries, Inc. (a)	112,360	2,024
Zoltek Cos., Inc. (a)*	39,400	1,051

		65,721
Media 1.6%

Arbitron, Inc. (a)	49,256	2,356
Belo Corp., Class A	141,200	1,426
Charter Communications, Inc., Class A (a)*	3,036	3
Cinemark Holdings, Inc.	37,494	555
Citadel Broadcasting Corp. (a)	308,523	420
CKX, Inc. *	72,771	655
Clear Channel Outdoor Holdings, Inc., Class A *	7,275	138
Cox Radio, Inc., Class A *	58,600	682
Crown Media Holdings, Inc., Class A (a)*	18,000	82
Entravision Communications Corp., Class A (a)*	114,227	798
Gemstar-TV Guide International, Inc. (a)*	439,086	1,770
Harte-Hanks, Inc.	72,616	992
Hearst-Argyle Television, Inc. (a)	44,980	932
Journal Communications, Inc., Class A	70,878	408
Lee Enterprises, Inc. (a)	72,940	564
Live Nation, Inc. (a)*	126,689	1,747
Marvel Entertainment, Inc. (a)*	97,830	2,807
National CineMedia, Inc. (a)	64,000	1,226
Radio One, Inc., Class A *	125,462	129
RCN Corp. (a)*	62,368	715
Scholastic Corp. (a)*	42,169	1,187
Sinclair Broadcast Group, Inc., Class A	77,078	678
The McClatchy Co., Class A (a)	94,505	992
See financial notes. 7

Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Valassis Communications, Inc. (a)*	75,662	1,074
Warner Music Group Corp. (a)	74,286	646
Westwood One, Inc. *	11,689	20
World Wrestling Entertainment, Inc., Class A	40,100	708

		23,710
Pharmaceuticals & Biotechnology 5.3%

Abraxis BioScience *	7,746	459
Acorda Therapeutics, Inc. *	41,800	880
Affymetrix, Inc. *	117,200	1,279
Alkermes, Inc. (a)*	161,042	2,002
Alnylam Pharmaceuticals, Inc. (a)*	55,200	1,384
Alpharma, Inc., Class A *	74,630	1,837
AMAG Pharmaceuticals, Inc. (a)*	23,600	968
APP Pharmaceuticals, Inc. (a)*	47,356	618
Applera Corp. — Celera Group (a)*	154,517	2,067
Arena Pharmaceuticals, Inc. (a)*	166,300	930
Auxilium Pharmaceuticals, Inc. *	59,400	1,827
Cepheid, Inc. (a)*	106,200	2,078
Cubist Pharmaceuticals, Inc. (a)*	90,432	1,751
CV Therapeutics, Inc. (a)*	91,563	838
Dionex Corp. (a)*	31,344	2,452
eResearch Technology, Inc. *	62,103	756
Exelixis, Inc. *	153,672	1,169
Halozyme Therapeutics, Inc. *	109,300	540
Human Genome Sciences, Inc. (a)*	228,881	1,499
Incyte Corp. *	140,163	1,521
InterMune, Inc. (a)*	65,000	1,030
Isis Pharmaceuticals, Inc. (a)*	156,700	1,846
K-V Pharmaceutical Co., Class A (a)*	73,101	1,787
Kendle International, Inc. *	21,677	925
LifeCell Corp. (a)*	52,000	2,641
Luminex Corp. (a)*	61,900	1,208
Martek Biosciences Corp. (a)*	51,576	1,819
Medarex, Inc. (a)*	203,750	1,461
Medicis Pharmaceutical Corp., Class A	91,449	1,884
Myriad Genetics, Inc. *	73,365	3,048
Nektar Therapeutics *	145,871	703
Onyx Pharmaceuticals, Inc. *	90,466	3,181
OSI Pharmaceuticals, Inc. (a)*	93,291	3,232
Par Pharmaceutical Cos, Inc. *	55,280	942
PAREXEL International Corp. (a)*	92,818	2,358
PDL BioPharma, Inc. *	197,500	2,619
Regeneron Pharmaceuticals, Inc. *	110,349	2,165
Rigel Pharmaceuticals, Inc. (a)*	61,700	1,388
Savient Pharmaceuticals, Inc. (a)*	74,300	1,623
Sciele Pharma, Inc. (a)*	61,332	1,182
Seattle Genetics, Inc. (a)*	60,398	614
The Medicines Co. (a)*	102,608	2,026
Theravance, Inc. (a)*	99,338	1,241
United Therapeutics Corp. (a)*	37,776	3,192
Valeant Pharmaceuticals International (a)*	154,686	2,054
Varian, Inc. (a)*	49,971	2,545
ViroPharma, Inc. *	113,074	1,036
Xenoport, Inc. *	32,200	1,377
ZymoGenetics, Inc. (a)*	94,977	845

		78,827
Real Estate 6.8%

Acadia Realty Trust (a)	49,400	1,267
Alexander’s, Inc. (a)*	3,110	1,108
American Campus Communities, Inc. (a)	46,100	1,407
Anthracite Capital, Inc. (a)	89,000	694
Ashford Hospitality Trust (a)	158,200	916
BioMed Realty Trust, Inc. (a)	110,934	2,884
Brandywine Realty Trust	134,530	2,348
Capstead Mortgage Corp.	83,800	1,081
CBL & Associates Properties, Inc.	112,200	2,748
Colonial Properties Trust (a)	80,000	1,938
Corporate Office Properties Trust (a)	80,149	2,990
Cousins Properties, Inc. (a)	61,645	1,566
DCT Industrial Trust, Inc. (a)	284,900	2,849
Deerfield Capital Corp. (a)	12,552	18
DiamondRock Hospitality Co. (a)	178,800	2,280
Douglas Emmett, Inc.	43,631	1,037
DuPont Fabros Technology, Inc.	39,866	718
EastGroup Properties, Inc. (a)	45,590	2,175
Entertainment Properties Trust (a)	51,055	2,724
Equity Lifestyle Properties, Inc. (a)	45,659	2,257
Equity One, Inc. (a)	57,937	1,431
Extra Space Storage, Inc. (a)	112,258	1,889
FelCor Lodging Trust, Inc.	95,494	1,202
First Industrial Realty Trust, Inc. (a)	69,101	2,088
First Potomac Realty Trust	2,184	37
Forestar Real Estate Group, Inc. *	35,200	876
Franklin Street Properties Corp. (a)	89,265	1,318
FX Real Estate and Entertainment, Inc. (a)*	5,996	29
Getty Realty Corp.	27,142	492
Glimcher Realty Trust (a)	56,548	679
Gramercy Capital Corp. (a)	74,147	1,409
Healthcare Realty Trust, Inc. (a)	85,781	2,430
Home Properties, Inc. (a)	59,765	3,142
HRPT Properties Trust	363,004	2,516
Inland Real Estate Corp. (a)	100,236	1,619
Kilroy Realty Corp.	55,600	2,909
LaSalle Hotel Properties	76,126	2,441
Lexington Realty Trust (a)	108,091	1,557
LTC Properties, Inc.	33,167	903
8 See financial notes.

Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Maguire Properties, Inc. (a)	57,535	926
Medical Properties Trust, Inc. (a)	109,400	1,329
MFA Mortgage Investments, Inc.	250,164	1,749
Mid-America Apartment Communities, Inc. (a)	43,552	2,287
National Health Investors, Inc. (a)	36,368	1,113
National Retail Properties, Inc. (a)	122,626	2,809
Newcastle Investment Corp. (a)	72,630	718
NorthStar Realty Finance Corp. (a)	92,500	959
OMEGA Healthcare Investors, Inc. (a)	116,458	2,038
Parkway Properties, Inc. (a)	22,900	908
Pennsylvania Real Estate Investment Trust	66,412	1,672
Post Properties, Inc.	74,267	2,726
Potlatch Corp.	66,303	2,971
PS Business Parks, Inc.	24,638	1,410
RAIT Financial Trust	318	2
Redwood Trust, Inc. (a)	53,729	1,789
Saul Centers, Inc. (a)	17,300	863
Sovran Self Storage, Inc. (a)	36,826	1,646
Strategic Hotel & Resorts, Inc. (a)	116,031	1,672
Sunstone Hotel Investors, Inc. (a)	101,409	1,894
Tanger Factory Outlet Centers, Inc. (a)	58,734	2,369
Tejon Ranch Co. (a)*	18,292	773
U-Store-It Trust (a)	75,979	917
Washington Real Estate Investment Trust (a)	78,882	2,803

		102,315
Retailing 3.7%

99 Cents Only Stores (a)*	71,806	683
Aaron Rents, Inc. (a)	90,671	2,258
Aeropostale, Inc. *	124,632	3,962
AnnTaylor Stores Corp. *	103,700	2,624
bebe stores, Inc.	22,849	228
Blockbuster, Inc., Class A (a)*	336,021	981
Blue Nile, Inc. *	26,700	1,326
Brown Shoe Co., Inc. (a)	75,675	1,262
Building Materials Holding Corp.	2,795	13
Cabela’s, Inc. (a)*	66,836	904
Charming Shoppes, Inc. (a)*	183,453	947
Chico’s FAS, Inc. *	297,800	2,105
Christopher & Banks Corp.	1,240	15
Circuit City Stores, Inc.	284,700	1,349
Coldwater Creek, Inc. (a)*	96,579	516
Collective Brands, Inc. *	110,800	1,371
CSK Auto Corp. (a)*	67,403	804
Dillard’s Inc., Class A (a)	96,600	1,971
DSW, Inc., Class A (a)*	5,000	77
Fred’s, Inc., Class A (a)	9,737	108
Genesco, Inc. (a)*	31,244	692
Group 1 Automotive, Inc. (a)	52,364	1,397
GSI Commerce, Inc. (a)*	31,500	439
Hibbett Sports, Inc. (a)*	45,775	836
Jo-Ann Stores, Inc. (a)*	40,400	765
Jos. A. Bank Clothiers, Inc. (a)*	29,912	730
NutriSystem, Inc. (a)*	67,748	1,360
OfficeMax, Inc.	128,300	2,344
Pacific Sunwear of California, Inc. (a)*	137,361	1,842
Penske Automotive Group, Inc.	69,116	1,447
Pier 1 Imports, Inc. (a)*	136,902	1,068
Rent-A-Center, Inc. (a)*	110,005	2,368
Sally Beauty Holdings, Inc. (a)*	128,050	776
Sonic Automotive, Inc., Class A (a)	49,332	1,001
Stage Stores, Inc. (a)	59,527	937
The Buckle, Inc.	24,676	1,199
The Cato Corp., Class A (a)	51,504	888
The Children’s Place Retail Stores, Inc. (a)*	34,813	809
The Dress Barn, Inc. *	70,912	954
The Gymboree Corp. *	46,210	1,997
The Men’s Wearhouse, Inc.	88,500	2,357
The Pep Boys — Manny, Moe & Jack (a)	97,304	868
The Talbots, Inc. (a)	38,970	313
Tractor Supply Co. (a)*	55,200	1,963
Tween Brands, Inc. *	38,755	736
Zale Corp. (a)*	66,244	1,373

		54,963
Semiconductors & Semiconductor Equipment 4.0%

Advanced Energy Industries, Inc. (a)*	65,200	913
Amkor Technology, Inc. *	187,518	1,791
ANADIGICS, Inc. (a)*	93,900	1,048
Applied Micro Circuits Corp. (a)*	108,465	950
Atheros Communications (a)*	99,743	2,655
Atmel Corp. *	750,600	2,792
ATMI, Inc. *	51,954	1,530
Axcelis Technologies, Inc. *	144,941	783
Brooks Automation, Inc. (a)*	118,831	1,231
Cabot Microelectronics Corp. (a)*	38,600	1,314
Cirrus Logic, Inc. *	142,004	1,015
Cymer, Inc. (a)*	55,265	1,436
Diodes, Inc. (a)*	64,681	1,749
DSP Group, Inc. (a)*	47,711	626
Entegris, Inc. (a)*	210,672	1,589
Fairchild Semiconductor International, Inc. *	210,600	2,746
FEI Co. *	61,600	1,347
FormFactor, Inc. (a)*	82,273	1,585
Hittite Microwave Corp. (a)*	26,009	1,033
International Rectifier Corp. *	122,600	2,790
See financial notes. 9

Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Micrel, Inc. (a)	93,905	922
Microsemi Corp. (a)*	132,219	3,239
MKS Instruments, Inc. (a)*	80,199	1,833
Monolithic Power Systems *	43,300	992
OmniVision Technologies, Inc. (a)*	91,073	1,461
Photronics, Inc. (a)*	75,474	800
PMC-Sierra, Inc. (a)*	410,023	3,186
Power Integrations, Inc. *	44,962	1,402
RF Micro Devices, Inc. (a)*	456,704	1,539
Semtech Corp. (a)*	114,129	1,853
Sigma Designs, Inc. (a)*	39,700	710
Silicon Image, Inc. (a)*	135,622	810
Skyworks Solutions, Inc. (a)*	261,808	2,275
Spansion, Inc., Class A (a)*	153,563	507
Standard Microsystems Corp. (a)*	39,092	1,159
Tessera Technologies, Inc. *	96,990	1,963
TriQuint Semiconductor, Inc. *	223,800	1,475
Veeco Instruments, Inc. *	52,600	990
Vitesse Semiconductor Corp. *	146,394	105
Zoran Corp. *	80,924	1,065

		59,209
Software & Services 6.6%

ACI Worldwide, Inc. (a)*	60,759	1,343
Acxiom Corp.	117,376	1,389
Advent Software, Inc. (a)*	28,114	1,121
Ansoft Corp. *	26,800	889
Ariba, Inc. (a)*	147,100	1,746
Aspen Technology, Inc. *	28,400	390
Bankrate, Inc. *	22,300	1,165
Blackbaud, Inc.	76,169	1,789
Blackboard, Inc. (a)*	49,461	1,708
CACI International, Inc., Class A *	51,027	2,557
Clarent Corp. *	105,200	—
CMGI, Inc. (a)*	87,050	1,204
CNET Networks, Inc. (a)*	257,330	1,994
Concur Technologies, Inc. (a)*	74,500	2,469
CyberSource Corp. *	116,400	2,113
DealerTrack Holdings, Inc. (a)*	44,336	853
Digital River, Inc. *	68,600	2,254
EarthLink, Inc. *	195,181	1,782
Epicor Software Corp. (a)*	89,100	713
Euronet Worldwide, Inc. (a)*	79,036	1,397
Fair Isaac Corp.	82,700	2,049
Forrester Research, Inc. *	21,917	632
Gartner, Inc. (a)*	110,249	2,527
Global Cash Access Holdings, Inc. (a)*	78,718	487
Heartland Payment Systems, Inc. (a)	27,100	594
Hewitt Associates, Inc., Class A *	7,500	308
Informatica Corp. (a)*	140,581	2,244
Interwoven, Inc. *	77,800	876
j2 Global Communications, Inc. (a)*	83,928	1,796
Jack Henry & Associates, Inc. (a)	125,520	3,299
Lawson Software, Inc. *	208,400	1,665
Macrovision Corp. (a)*	83,851	1,323
Manhattan Associates, Inc. *	47,647	1,239
ManTech International Corp., Class A (a)*	33,482	1,599
MAXIMUS, Inc.	36,974	1,402
Mentor Graphics Corp. (a)*	179,667	1,809
MicroStrategy, Inc., Class A *	15,662	1,390
Move, Inc. (a)*	220,552	695
MPS Group, Inc. *	165,746	1,778
NeuStar, Inc., Class A (a)*	130,795	3,598
Omniture, Inc. *	70,200	1,602
Perot Systems Corp., Class A (a)*	139,792	2,186
Progress Software Corp. *	68,280	2,064
Quality Systems, Inc. (a)	24,072	773
Quest Software, Inc. (a)*	108,388	1,444
RealNetworks, Inc. *	188,330	1,160
Sapient Corp. *	175,463	1,249
SAVVIS, Inc. *	46,600	683
Secure Computing Corp. (a)*	88,719	587
Solera Holdings, Inc. *	31,300	808
SPSS, Inc. (a)*	37,300	1,576
SRA International, Inc., Class A *	67,495	1,773
Sykes Enterprises, Inc. *	30,093	500
Synchronoss Technologies, Inc. *	37,100	774
Syntel, Inc.	21,183	701
Take-Two Interactive Software, Inc. *	130,004	3,411
The Ultimate Software Group, Inc. (a)*	37,000	1,213
THQ, Inc. *	112,500	2,394
TIBCO Software, Inc. *	333,036	2,554
TiVo, Inc. (a)*	159,103	1,309
Unisys Corp. *	597,500	2,486
United Online, Inc.	107,087	1,144
VeriFone Holdings, Inc. (a)*	103,343	1,156
Verint Systems, Inc. *	16,722	334
WebMD Health Corp., Class A (a)*	14,824	465
Websense, Inc. *	70,904	1,379
Wind River Systems, Inc. *	118,836	979
Wright Express Corp. (a)*	64,176	2,118

		99,008
Technology Hardware & Equipment 4.9%

3Com Corp. *	630,919	1,508
Adaptec, Inc. *	50,563	141
ADC Telecommunications, Inc. *	199,000	2,790
ADTRAN, Inc. (a)	101,505	2,402
Agilysys, Inc.	1,912	21
Arris Group, Inc. (a)*	218,260	1,768
Avid Technology, Inc. (a)*	67,905	1,417
10 See financial notes.

Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Avocent Corp. *	69,056	1,347
AVX Corp.	28,927	381
Benchmark Electronics, Inc. *	117,794	2,094
Black Box Corp. (a)	29,892	889
Blue Coat Systems *	64,600	1,364
Brightpoint, Inc. (a)*	68,295	626
Checkpoint Systems, Inc. (a)*	62,444	1,619
Cogent, Inc. (a)*	68,609	640
Cognex Corp. (a)	68,609	1,729
Coherent, Inc. *	46,951	1,399
Comtech Telecommunications Corp. (a)*	37,800	1,464
Daktronics, Inc. (a)	57,100	845
Dycom Industries, Inc. *	68,932	991
Echelon Corp. (a)*	52,300	589
Electro Scientific Industries, Inc. (a)*	39,085	641
Electronics for Imaging, Inc. (a)*	87,409	1,260
Emulex Corp. *	146,290	1,915
F5 Networks, Inc. *	143,600	3,250
Foundry Networks, Inc. (a)*	237,924	3,029
Harmonic, Inc. (a)*	157,700	1,304
Hughes Communications, Inc. (a)*	10,000	540
Hutchinson Technology, Inc. *	41,786	591
Imation Corp.	49,813	1,168
Insight Enterprises, Inc. *	74,400	897
InterDigital, Inc. (a)*	76,594	1,553
Intermec, Inc. (a)*	81,440	1,720
IPG Photonics Corp. *	4,618	77
Ixia (a)*	108,640	770
L-1 Identity Solutions, Inc. (a)*	103,084	1,485
Littelfuse, Inc. (a)*	40,900	1,503
MasTec, Inc. *	73,273	600
MTS Systems Corp.	30,175	1,037
National Instruments Corp.	11,045	325
NETGEAR, Inc. (a)*	55,300	896
Newport Corp. *	55,737	642
Palm, Inc. (a)	165,160	951
Plantronics, Inc. (a)	78,493	1,955
Plexus Corp. (a)*	73,562	1,772
Riverbed Technology, Inc. *	42,200	577
Rofin-Sinar Technologies, Inc. (a)*	55,536	2,115
Rogers Corp. *	30,267	1,036
Sanmina-SCI Corp. *	819,634	1,270
ScanSource, Inc. (a)*	43,878	1,096
Sonus Networks, Inc. (a)*	457,058	1,833
Sycamore Networks, Inc. (a)*	283,415	913
Synaptics, Inc. (a)*	42,200	1,432
SYNNEX Corp. *	28,500	681
Technitrol, Inc.	64,743	1,360
Tekelec *	110,627	1,628
ViaSat, Inc. (a)*	42,919	949
Vishay Intertechnology, Inc. *	315,100	2,978

		73,773
Telecommunication Services 0.8%

Alaska Communication Systems Group, Inc. (a)	75,300	842
Centennial Communications Corp. *	87,873	532
Cincinnati Bell, Inc. *	395,445	1,835
Cogent Communications Group, Inc. (a)*	79,000	1,660
General Communication, Inc., Class A *	939	6
ICO Global Communications Holdings Ltd (a)*	52,000	194
Iowa Telecommunications Services, Inc. (a)	50,800	880
iPCS, Inc.	22,800	693
NTELOS Holdings Corp.	28,400	735
PAETEC Holding Corp. (a)*	178,600	1,377
Premiere Global Services, Inc. *	128,800	1,870
Rural Cellular Corp., Class A *	22,500	1,000
Syniverse Holdings, Inc. *	46,200	726

		12,350
Transportation 2.5%

AirTran Holdings, Inc. (a)*	125,398	428
Alaska Air Group, Inc. (a)*	77,209	1,658
AMERCO *	13,104	753
American Commercial Lines, Inc. (a)*	78,802	1,247
Arkansas Best Corp. (a)	42,972	1,696
Atlas Air Worldwide Holdings, Inc. *	22,100	1,341
Avis Budget Group, Inc. *	173,219	2,300
Eagle Bulk Shipping, Inc. (a)	79,100	2,328
Forward Air Corp.	48,682	1,660
Genco Shipping & Trading Ltd.	34,400	2,327
Genesee & Wyoming, Inc., Class A (a)*	65,972	2,354
Heartland Express, Inc. (a)	89,952	1,391
Hub Group, Inc., Class A (a)*	60,892	1,991
JetBlue Airways Corp. (a)*	286,303	1,443
Knight Transportation, Inc. (a)	97,488	1,656
Macquarie Infrastructure Co., LLC (a)	75,951	2,248
Old Dominion Freight Line, Inc. (a)*	56,989	1,750
Pacer International, Inc. (a)	52,018	965
Republic Airways Holdings, Inc. *	54,900	926
SkyWest, Inc.	99,012	1,884
US Airways Group, Inc. (a)*	138,200	1,187
Werner Enterprises, Inc. (a)	91,043	1,771
YRC Worldwide, Inc. (a)*	96,000	1,560

		36,864
See financial notes. 11

Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Utilities 3.9%

ALLETE, Inc. (a)	40,690	1,699
American States Water Co. (a)	29,100	1,019
Amerigas Partners L.P. (a)	59,000	1,988
Aquila, Inc. (a)*	704,191	2,535
Avista Corp. (a)	86,012	1,766
Black Hills Corp.	61,798	2,411
Brookfield Infrastructure Partners L.P. (a)	23,366	464
California Water Service Group	34,987	1,354
CH Energy Group, Inc. (a)	21,297	753
Cleco Corp. (a)	101,715	2,442
El Paso Electric Co. (a)*	73,016	1,648
Ferrellgas Partners L.P.	58,100	1,221
IDACORP, Inc. (a)	70,798	2,297
ITC Holdings Corp.	2,741	153
MGE Energy, Inc. (a)	33,860	1,178
New Jersey Resources Corp. (a)	68,413	2,179
Nicor, Inc.	76,300	2,680
Northwest Natural Gas Co.	44,895	2,014
NorthWestern Corp.	65,912	1,636
Otter Tail Corp. (a)	45,409	1,684
Piedmont Natural Gas Co., Inc. (a)	124,077	3,262
PNM Resources, Inc.	129,900	1,882
Portland General Electric Co.	48,500	1,164
South Jersey Industries, Inc.	45,960	1,678
Southwest Gas Corp. (a)	68,496	1,977
Suburban Propane Partners L.P. (a)	57,494	2,349
The Empire District Electric Co. (a)	56,900	1,185
The Laclede Group, Inc. (a)	36,877	1,395
UIL Holdings Corp. (a)	49,310	1,543
Unisource Energy Corp. (a)	59,817	1,869
Vectren Corp.	129,117	3,651
WGL Holdings, Inc. (a)	79,661	2,613

		57,689
Total Common Stock
(Cost $1,404,369)		1,451,894

Foreign Common Stock 1.2% of net assets

Bermuda 1.1%

Capital Goods 0.1%
Aircastle Ltd.	128,800	1,800

Consumer Durables & Apparel 0.1%
Helen of Troy Ltd. (a)*	50,500	854

Insurance 0.6%
Assured Guaranty Ltd. (a)	135,437	3,425
Enstar Group Ltd. *	6,294	685
Flagstone Reinsurance Holdings Ltd.	13,829	169
Max Capital Group Ltd.	69,384	1,624
Platinum Underwriters Holdings Ltd.	55,157	1,979
Validus Holdings Ltd.	68,014	1,547

		9,429

Software & Services 0.1%
VistaPrint Ltd. (a)*	55,300	1,882

Telecommunication Services 0.1%
Global Crossing Ltd. (a)*	90,624	1,515

Transportation 0.1%
TBS International Ltd. *	25,800	1,037

		16,517

Cayman Islands 0.0%

Technology Hardware & Equipment 0.0%
Smart Modular Technologies (WWH), Inc. *	14,813	89

Liberia 0.1%

Transportation 0.1%
Excel Maritime Carriers Ltd. (a)	25,100	997

Total Foreign Common Stock
(Cost $17,841)		17,603

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 2.2% of net assets

Commercial Paper & Other Obligations 2.1%

Wells Fargo, Grand Cayman
Time Deposit
2.09%, 05/01/08	30,894	30,894

U.S. Treasury Obligation 0.1%

U.S. Treasury Bill
0.96%, 06/19/08 (b)	1,597	1,595

Total Short-Term Investments
(Cost $32,489)		32,489

End of Investments.
12 See financial notes.

Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Collateral Invested for Securities on Loan 33.7% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	503,862,363	503,862

End of collateral invested for securities on loan.
(All dollar amounts are x 1,000)
At 04/30/08 the tax basis cost of the fund’s investments was $1,455,376 and the unrealized appreciation and depreciation were $229,882 and ($183,272), respectively, with a net unrealized appreciation of $46,610.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
ADR — American Depositary Receipt
In addition to the above, the fund held the following at 04//30/08. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract

Russell 2000 Index, e-mini, Long, expires 06/20/08	281	20,162	(53)
See financial notes. 13

Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.7%	Common Stock	1,078,963	1,395,279
0.2%	Foreign Common Stock	2,234	2,448
0.1%	Preferred Stock	754	1,981
0.8%	Short-Term Investments	11,259	11,259

99.8%	Total Investments	1,093,210	1,410,967
4.7%	Collateral Invested for Securities on Loan	66,282	66,282
(4.5)%	Other Assets and Liabilities, Net		(63,093)

100.0%	Net Assets		1,414,156

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 98.7% of net assets

Automobiles & Components 0.6%

Aftermarket Technology Corp. *	5,011	115
American Axle & Manufacturing Holdings, Inc.	5,300	107
ArvinMeritor, Inc.	9,900	148
BorgWarner, Inc.	10,800	531
Cooper Tire & Rubber Co.	8,900	117
Drew Industries, Inc. *	2,400	58
Ford Motor Co. (a)*	148,736	1,228
General Motors Corp. (a)	45,386	1,053
Gentex Corp.	11,500	215
Harley-Davidson, Inc. (a)	25,500	975
Hawk Corp., Class A *	1,800	31
Hayes Lemmerz International, Inc. *	17,258	52
Johnson Controls, Inc.	45,000	1,587
Lear Corp. *	5,800	166
Modine Manufacturing Co.	3,700	65
Monaco Coach Corp.	1,200	8
Proliance International, Inc. *	872	1
Sauer-Danfoss, Inc.	3,800	110
Standard Motor Products, Inc.	7,500	46
Stoneridge, Inc. *	8,200	119
Strattec Security Corp.	1,500	55
Superior Industries International, Inc. (a)	800	16
Tenneco, Inc. *	4,480	115
The Goodyear Tire & Rubber Co. *	17,500	469
Thor Industries, Inc. (a)	4,500	136
TRW Automotive Holdings Corp. *	7,800	199
Visteon Corp. *	10,251	44
WABCO Holdings, Inc.	5,133	245
Winnebago Industries, Inc. (a)	5,100	82

		8,093
Banks 3.5%

1st Source Corp.	3,728	74
Abigail Adams National Bancorp	550	6
AMCORE Financial, Inc.	3,700	46
Ameris Bancorp	1,800	27
Anchor BanCorp Wisconsin, Inc.	3,100	47
Arrow Financial Corp.	1,081	25
Associated Banc-Corp	15,500	438
Astoria Financial Corp.	8,300	197
BancFirst Corp.	1,000	44
BancorpSouth, Inc.	7,612	183
BancTrust Financial Group, Inc.	1,100	12
Bank Mutual Corp.	6,168	69
Bank of Hawaii Corp.	3,500	192
Bank of the Ozarks, Inc.	2,800	70
BankAtlantic Bancorp, Inc., Class A	2,200	7
BankUnited Financial Corp., Class A (a)	2,200	9
Banner Corp.	1,200	26
BB&T Corp. (a)	48,458	1,662
Berkshire Bancorp, Inc.	3,600	49
Berkshire Hills Bancorp, Inc.	1,400	36
BOK Financial Corp.	4,540	259
Boston Private Financial Holdings, Inc.	2,129	20
Brookline Bancorp, Inc.	2,405	26
Bryn Mawr Bank Corp.	1,400	28
Camco Financial Corp.	700	7
Camden National Corp.	700	23
Capital City Bank Group, Inc. (a)	1,875	49
Capitol Bancorp Ltd.	1,500	26
Capitol Federal Financial	6,920	268
Cascade Bancorp (a)	3,318	30
Cathay General Bancorp	3,200	55
Centerline Holding Co.	3,900	13
Central Pacific Financial Corp.	3,400	62
Century Bancorp Inc., Class A	800	16
Charter Financial Corp.	900	25
Chemical Financial Corp.	1,383	34
See financial notes. 1

Schwab Total Stock Market Index Fund

Portfolio Holding continued

	Number of	Value
Security	Shares	($ x 1,000)

Citizens First Bancorp, Inc.	700	6
Citizens Republic Bancorp, Inc.	5,650	47
Citizens South Banking Corp.	1,000	9
City Holding Co.	1,800	75
City National Corp.	3,100	150
Clayton Holdings, Inc. *	8,000	46
Columbia Banking System, Inc.	1,951	53
Comerica, Inc. (a)	13,496	469
Commerce Bancshares, Inc.	14,696	639
Community Bank System, Inc.	1,400	36
Community Trust Bancorp, Inc.	2,487	75
Corus Bankshares, Inc. (a)	4,000	29
Countrywide Financial Corp.	45,000	260
Cullen/Frost Bankers, Inc.	6,300	352
CVB Financial Corp.	5,811	67
Dime Community Bancshares	3,375	63
Downey Financial Corp.	2,000	28
East West Bancorp, Inc.	2,600	37
F.N.B. Corp.	4,661	72
Fannie Mae	78,900	2,233
Fifth Third Bancorp	42,601	913
First BanCorp Puerto Rico	4,200	43
First Busey Corp. (a)	1,500	30
First Charter Corp.	3,500	106
First Citizens BancShares, Inc., Class A	300	42
First Commonwealth Financial Corp. (a)	2,504	31
First Financial Bancorp	1,839	24
First Financial Bankshares, Inc.	2,000	90
First Financial Corp. (a)	600	19
First Financial Holdings, Inc.	3,900	94
First Horizon National Corp. (a)	10,800	117
First M&F Corp.	2,000	27
First Merchants Corp.	1,041	27
First Midwest Bancorp, Inc.	3,125	80
First Niagara Financial Group, Inc.	8,172	118
First Place Financial Corp.	2,900	36
First United Corp.	2,200	41
FirstFed Financial Corp. *	400	6
FirstMerit Corp.	7,300	150
Flagstar Bancorp, Inc.	6,200	38
Flushing Financial Corp.	3,300	64
Freddie Mac	56,100	1,397
Fremont General Corp. *	6,200	1
Frontier Financial Corp. (a)	1,575	25
Fulton Financial Corp.	14,762	184
Glacier Bancorp, Inc.	3,697	76
Great Southern Bancorp, Inc.	1,400	21
Guaranty Financial Group, Inc. *	2,933	22
Hancock Holding Co.	2,100	87
Harleysville National Corp.	1,274	18
Hawthorn Bancshares, Inc.	750	20
Heritage Financial Corp.	735	14
Home Federal Bancorp	800	18
Horizon Financial Corp.	2,695	33
Hudson City Bancorp, Inc.	48,731	932
Huntington Bancshares, Inc. (a)	29,199	274
IBERIABANK Corp.	875	42
Imperial Capital Bancorp, Inc.	700	11
Independent Bank Corp., Massachusetts	1,000	29
Independent Bank Corp., Michigan	4,302	34
IndyMac Bancorp, Inc. (a)	5,900	19
Integra Bank Corp.	1,225	18
International Bancshares Corp.	7,784	195
Irwin Financial Corp.	3,700	22
Kearny Financial Corp.	2,000	22
KeyCorp	35,190	849
Lakeland Financial Corp.	2,200	51
M&T Bank Corp. (a)	8,962	836
MainSource Financial Group, Inc.	1,735	26
Marshall & Ilsley Corp.	19,650	491
MASSBANK Corp.	1,500	59
MB Financial, Inc.	2,133	61
Merchants Bancshares, Inc.	750	18
MGIC Investment Corp. (a)	9,300	121
Midwest Banc Holdings, Inc.	1,300	13
MutualFirst Financial, Inc.	2,000	27
Nara Bancorp, Inc.	4,000	53
National City Corp. (a)	64,643	407
National Penn Bancshares, Inc.	4,075	68
NBT Bancorp, Inc.	1,400	32
New York Community Bancorp, Inc.	27,585	515
North Valley Bancorp	1,500	14
Northrim BanCorp, Inc.	3,281	61
Northwest Bancorp, Inc.	5,000	129
OceanFirst Financial Corp.	1,050	20
Ocwen Financial Corp. *	8,420	42
Old National Bancorp	6,244	107
Oriental Financial Group, Inc.	1,663	31
PAB Bankshares, Inc.	700	9
Pacific Capital Bancorp	2,844	58
Park National Corp.	845	64
People’s United Financial, Inc.	25,987	441
Peoples Financial Corp.	3,000	68
PFF Bancorp, Inc.	1,680	6
Pinnacle Financial Partners, Inc. *	475	13
PNC Financial Services Group, Inc.	27,998	1,942
Popular, Inc. (a)	21,700	271
Prosperity Bancshares, Inc.	2,400	74
Provident Bankshares Corp.	1,657	21
Provident Financial Holdings, Inc.	750	10
Provident Financial Services, Inc.	5,217	81
R&G Financial Corp., Class B *	2,550	4
Radian Group, Inc.	6,702	36
Regions Financial Corp. (a)	61,962	1,358
2 See financial notes.

Schwab Total Stock Market Index Fund

Portfolio Holding continued

	Number of	Value
Security	Shares	($ x 1,000)

Renasant Corp.	1,125	26
Republic Bancorp, Inc., Class A	1,821	42
Roma Financial Corp.	2,500	39
Royal Bank of Canada	416	20
S&T Bancorp, Inc.	1,400	48
S.Y. Bancorp, Inc.	1,470	36
Sandy Spring Bancorp, Inc.	2,900	74
Santander BanCorp	4,686	53
Seacoast Banking Corp. of Florida (a)	1,980	21
Shore Bancshares, Inc.	750	17
Simmons First National Corp., Class A	1,000	32
Southwest Bancorp, Inc.	3,300	58
Sovereign Bancorp, Inc. (a)	30,389	227
State Bancorp, Inc.	1,058	14
Sterling Bancorp	1,918	31
Sterling Bancshares, Inc.	3,150	33
Sterling Financial Corp., Washington	1,827	22
Suffolk Bancorp	2,400	78
Sun Bancorp, Inc. *	3,827	44
SunTrust Banks, Inc.	31,842	1,775
Susquehanna Bancshares, Inc.	3,168	63
SVB Financial Group (a)*	2,200	107
Synovus Financial Corp.	24,600	291
TCF Financial Corp. (a)	13,600	237
TF Financial Corp.	700	17
The Colonial BancGroup, Inc. (a)	10,100	82
The First of Long Island Corp.	4,000	77
The PMI Group, Inc.	8,100	46
The South Financial Group, Inc.	4,500	27
The Toronto-Dominion Bank	4,688	308
Timberland Bancorp, Inc.	2,000	22
Tompkins Financial Corp.	931	45
Triad Guaranty, Inc. (a)*	1,700	4
TriCo Bancshares	400	7
TrustCo Bank Corp. NY	2,857	25
Trustmark Corp.	4,300	94
U.S. Bancorp	158,531	5,373
UCBH Holdings, Inc.	9,400	68
UMB Financial Corp.	3,574	177
Umpqua Holdings Corp. (a)	343	5
Union Bankshares Corp.	1,050	20
UnionBanCal Corp.	20,100	1,055
United Bankshares, Inc.	3,400	99
United Community Banks, Inc. (a)	3,750	51
Valley National Bancorp (a)	8,977	172
W Holding Co., Inc. (a)	11,938	13
Wachovia Corp.	171,582	5,002
Washington Federal, Inc.	7,942	189
Washington Mutual, Inc. (a)	78,449	964
Washington Trust Bancorp, Inc.	1,000	24
Webster Financial Corp.	4,663	121
Wells Fargo & Co.	279,406	8,312
WesBanco, Inc.	4,456	96
West Coast Bancorp	1,200	16
Westamerica Bancorp (a)	1,700	99
Whitney Holding Corp. (a)	6,675	156
Willow Financial Bancorp, Inc.	1,675	13
Wilmington Trust Corp.	5,700	187
Wintrust Financial Corp.	1,800	57
WSFS Financial Corp.	1,000	51
Zions Bancorp (a)	7,725	358

		49,823
Capital Goods 8.8%

3D Systems Corp. (a)*	1,400	21
3M Co.	65,000	4,999
A.O. Smith Corp.	1,300	40
AAON, Inc.	6,113	111
AAR Corp. *	5,000	117
Accuride Corp. *	2,500	20
Aceto Corp.	5,000	35
Actuant Corp., Class A	5,680	192
Acuity Brands, Inc.	5,200	249
Aecom Technology Corp. *	8,000	220
Aerosonic Corp. *	300	1
AGCO Corp. *	6,762	407
Alamo Group, Inc.	500	10
Albany International Corp., Class A	3,918	142
Alliant Techsystems, Inc. *	2,437	268
American Science & Engineering, Inc.	500	24
American Superconductor Corp. (a)*	700	18
American Woodmark Corp. (a)	4,000	75
Ameron International Corp.	900	89
AMETEK, Inc.	9,300	451
Ampco-Pittsburgh Corp.	2,800	127
Apogee Enterprises, Inc.	1,200	27
Applied Industrial Technologies, Inc.	6,525	158
Applied Signal Technology, Inc.	2,500	29
Armstrong World Industries, Inc.	3,500	125
Astronics Corp. *	1,250	22
Badger Meter, Inc.	4,000	208
Baldor Electric Co.	3,800	123
Barnes Group, Inc.	3,600	94
BE Aerospace, Inc. *	6,200	250
Belden, Inc.	4,400	148
Blount International, Inc. *	1,200	15
Brady Corp., Class A	1,400	48
Breeze-Eastern Corp. *	500	5
Briggs & Stratton Corp. (a)	3,500	53
C&D Technologies, Inc. (a)*	4,500	25
Carlisle Cos., Inc.	3,200	92
See financial notes. 3

Schwab Total Stock Market Index Fund

Portfolio Holding continued

	Number of	Value
Security	Shares	($ x 1,000)

Cascade Corp.	4,400	190
Caterpillar, Inc.	53,800	4,405
Ceradyne, Inc. *	2,500	97
Chase Corp.	200	4
CIRCOR International, Inc.	3,750	181
CLARCOR, Inc.	3,400	143
Columbus Mckinnon Corp. *	2,400	68
Cooper Industries Ltd., Class A	27,400	1,162
Crane Co.	5,000	205
Cummins, Inc.	15,600	977
Curtiss-Wright Corp.	3,600	171
Danaher Corp.	24,000	1,873
Deere & Co.	38,000	3,195
Donaldson Co., Inc.	6,500	283
Dover Corp.	16,700	826
DRS Technologies, Inc.	2,357	147
Ducommun, Inc. *	3,200	104
DynCorp International, Inc., Class A *	4,500	81
Eaton Corp.	12,600	1,107
Electro Rent Corp.	5,100	69
EMCOR Group, Inc. *	7,800	195
Emerson Electric Co.	70,000	3,658
Energy Conversion Devices, Inc. (a)*	600	20
ESCO Technologies, Inc. *	2,800	130
Esterline Technologies Corp. *	2,400	134
Evergreen Solar, Inc. (a)*	1,000	9
Fastenal Co.	13,200	644
Federal Signal Corp.	5,300	74
First Solar, Inc. *	5,000	1,460
Flow International Corp. *	900	9
Flowserve Corp.	3,900	484
Fluor Corp. (a)	8,100	1,238
Franklin Electric Co., Inc. (a)	1,300	50
FreightCar America, Inc.	2,500	96
FuelCell Energy, Inc. *	1,200	11
Furmanite Corp. *	1,400	12
Gardner Denver, Inc. *	3,400	158
GATX Corp.	4,000	176
GenCorp, Inc. *	2,500	21
General Cable Corp. *	4,700	315
General Dynamics Corp.	31,400	2,839
General Electric Co.	847,966	27,729
Gibraltar Industries, Inc.	2,500	26
Global Power Equipment Group, Inc. *	1,000	1
Goodrich Corp.	8,404	573
Graco, Inc.	7,012	290
GrafTech International Ltd. *	8,600	169
Granite Construction, Inc.	4,850	166
Hardinge, Inc.	1,800	30
Harsco Corp.	6,200	368
HEICO Corp., Class A	2,286	92
Herley Industries, Inc. *	4,000	49
Hexcel Corp. *	2,000	45
Honeywell International, Inc.	71,062	4,221
Hubbell, Inc., Class B	3,800	170
Huttig Building Products, Inc. *	811	2
Icahn Enterprises L.P. (a)	3,800	323
IDEX Corp.	7,225	265
II-VI, Inc. *	3,800	141
Illinois Tool Works, Inc.	51,700	2,703
Ingersoll-Rand Co., Ltd., Class A	27,400	1,216
Insituform Technologies, Inc., Class A *	1,300	22
Integrated Electrical Services, Inc. *	5,105	85
ITT Corp.	17,400	1,114
Jacobs Engineering Group, Inc. *	10,600	915
Joy Global, Inc.	19,350	1,437
Kadant, Inc. *	1	—
Kaydon Corp.	3,300	173
KBR, Inc.	13,500	389
Kennametal, Inc.	8,000	278
L-3 Communications Holdings, Inc.	9,100	1,014
Ladish Co., Inc. *	1,300	39
Lawson Products, Inc.	2,000	51
Lennox International, Inc.	4,771	158
Lincoln Electric Holdings, Inc.	3,900	298
Lockheed Martin Corp.	37,052	3,929
Lydall, Inc. *	2,500	29
Magnetek, Inc. *	1,500	5
Masco Corp. (a)	35,800	652
McDermott International, Inc. *	25,000	1,340
Medis Technologies Ltd. (a)*	1,110	9
Michael Baker Corp. *	3,000	63
Moog, Inc., Class A *	2,787	120
MSC Industrial Direct Co., Inc., Class A	4,300	210
Mueller Industries, Inc.	4,200	136
Mueller Water Products, Inc., Class B	3,139	25
NACCO Industries, Inc., Class A	1,300	117
NCI Building Systems, Inc. *	2,900	70
NN, Inc.	1,800	18
Nordson Corp.	4,000	236
Northrop Grumman Corp.	30,032	2,209
Omega Flex, Inc.	700	10
Orbital Sciences Corp. *	4,600	124
Oshkosh Corp.	9,000	365
Owens Corning, Inc. *	11,000	232
PACCAR, Inc.	31,725	1,501
Pall Corp.	10,900	379
Parker Hannifin Corp.	16,500	1,318
Pentair, Inc.	9,500	350
Perini Corp. *	5,000	181
Plug Power, Inc. *	2,248	7
Powell Industries, Inc. *	1,000	42
4 See financial notes.

Schwab Total Stock Market Index Fund

Portfolio Holding continued

	Number of	Value
Security	Shares	($ x 1,000)

Power-One, Inc. *	6,000	18
Precision Castparts Corp.	10,302	1,211
Quanex Building Products Corp. *	5,625	96
Quanta Services, Inc. *	18,371	488
Quipp, Inc.	900	4
Raven Industries, Inc.	2,800	86
Raytheon Co.	34,900	2,233
Regal-Beloit Corp.	2,500	93
Rockwell Automation, Inc.	15,700	851
Rockwell Collins, Inc. (a)	13,100	827
Roper Industries, Inc.	6,500	404
Rush Enterprises, Inc., Class B *	750	11
Simpson Manufacturing Co., Inc. (a)	3,200	84
Spirit AeroSystems Holdings, Inc., Class A *	11,000	321
SPX Corp.	8,610	1,059
Standex International Corp.	3,000	63
SunPower Corp., Class A (a)*	1,300	113
Taser International, Inc. (a)*	1,700	13
Tecumseh Products Co., Class A *	3,200	100
Teledyne Technologies, Inc. *	12,157	714
Teleflex, Inc.	4,300	237
Tennant Co.	4,200	143
Terex Corp. *	7,400	516
Textron, Inc.	23,600	1,440
The Allied Defense Group, Inc. *	500	3
The Boeing Co.	68,800	5,838
The Gorman-Rupp Co.	4,491	157
The Greenbrier Cos., Inc.	4,100	93
The Manitowoc Co., Inc.	11,600	439
The Middleby Corp. (a)*	7,000	439
The Shaw Group, Inc. *	4,500	222
The Timken Co.	6,600	239
The Toro Co.	4,100	174
Thomas & Betts Corp. *	7,300	273
Titan International, Inc.	3,300	118
Trane, Inc.	15,400	716
TransDigm Group, Inc. *	3,600	137
Tredegar Corp.	5,100	83
Trinity Industries, Inc.	1,650	50
Triumph Group, Inc. (a)	1,200	71
Tyco International Ltd.	38,525	1,803
United Rentals, Inc. *	5,900	111
United Technologies Corp.	84,068	6,092
Universal Forest Products, Inc.	2,500	87
URS Corp. *	3,700	149
USG Corp. *	3,900	138
Valmont Industries, Inc.	1,900	187
Vicor Corp.	4,200	51
W.W. Grainger, Inc.	7,300	633
Wabash National Corp.	2,500	21
Wabtec Corp.	2,828	121
Walter Industries, Inc.	4,900	340
Watsco, Inc.	3,400	154
Watts Water Technologies, Inc., Class A (a)	1,000	27
WESCO International, Inc. *	4,800	179
Woodward Governor Co.	8,000	281

		124,839
Commercial Services & Supplies 1.1%

A.T. Cross Co., Class A *	2,400	19
ABM Industries, Inc.	4,900	103
Administaff, Inc.	2,800	73
Allied Waste Industries, Inc. *	29,100	360
American Locker Group, Inc. *	500	2
American Reprographics Co. *	4,000	63
AMREP Corp. (a)	2,500	130
Angelica Corp.	2,500	40
Avery Dennison Corp. (a)	9,700	467
Bowne & Co., Inc.	4,200	70
Casella Waste Systems, Inc., Class A *	2,500	27
CDI Corp.	3,700	101
Cenveo, Inc. *	4,300	44
ChoicePoint, Inc. *	6,900	334
Cintas	15,350	455
Clean Harbors, Inc. *	2,500	165
CompX International, Inc.	1,300	8
Consolidated Graphics, Inc. *	3,900	227
Copart, Inc. *	6,550	268
Cornell Cos., Inc. *	4,600	104
Corrections Corp. of America *	11,484	293
CoStar Group, Inc. *	800	38
Covanta Holding Corp. *	11,700	312
CRA International, Inc. *	2,500	86
Deluxe Corp.	3,800	81
Diamond Management & Technology Consultants, Inc.	1,000	6
EnergySolutions	7,000	153
Ennis, Inc.	4,500	76
Equifax, Inc.	13,095	501
Exponent, Inc. *	6,000	202
FTI Consulting, Inc. *	2,700	173
G & K Services, Inc., Class A	4,100	129
GP Strategies Corp. *	1,500	13
Healthcare Services Group, Inc. (a)	8,437	129
Heidrick & Struggles International, Inc.	3,100	93
Herman Miller, Inc.	5,700	133
HNI Corp.	4,000	87
Hudson Highland Group, Inc. *	3,220	29
ICT Group, Inc. *	3,000	33
IHS, Inc., Class A *	3,600	238
IKON Office Solutions, Inc.	12,500	137
See financial notes. 5

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Interface, Inc., Class A	5,800	74
Kelly Services, Inc., Class A (a)	5,700	127
Kforce, Inc. *	2,905	24
Kimball International, Inc., Class B	6,100	63
Knoll, Inc.	4,000	52
Korn/Ferry International *	3,600	67
Learning Tree International, Inc. *	1,400	25
M&F Worldwide Corp. *	1,200	41
Manpower, Inc.	6,991	469
McGrath Rentcorp	1,600	41
Mine Safety Appliances Co.	2,700	100
Mobile Mini, Inc. *	1,200	25
Monster Worldwide, Inc. *	9,800	238
Multi-Color Corp.	2,625	54
Navigant Consulting, Inc. *	5,000	101
On Assignment, Inc. *	4,700	33
PHH Corp. *	4,186	82
Pitney Bowes, Inc. (a)	20,000	722
R.R. Donnelley & Sons Co.	17,000	521
Republic Services, Inc.	26,550	844
Resources Connection, Inc.	3,700	75
Robert Half International, Inc.	14,000	332
Rollins, Inc.	10,012	159
School Specialty, Inc. *	1,600	47
Spherion Corp. *	6,830	34
Stantec, Inc. *	1,690	50
Steelcase, Inc., Class A	11,500	127
Stericycle, Inc. *	6,400	342
Superior Uniform Group, Inc.	1,600	15
TeleTech Holdings, Inc. *	5,000	115
Tetra Tech, Inc. *	12,031	254
The Advisory Board Co. *	1,000	47
The Brink’s Co.	5,600	407
The Corporate Executive Board Co.	2,700	118
The Dun & Bradstreet Corp.	12,140	1,023
The Geo Group, Inc. *	11,400	302
The Standard Register Co.	4,100	39
TRC Cos., Inc. *	1,350	8
TrueBlue, Inc. *	6,000	76
United Stationers, Inc. *	2,900	128
Viad Corp.	3,625	114
Virco Manufacturing Corp.	1,170	5
Volt Information Sciences, Inc. *	3,150	42
Waste Connections, Inc. *	5,475	176
Waste Industries USA, Inc.	4,000	151
Waste Management, Inc.	48,100	1,736
Watson Wyatt Worldwide, Inc., Class A	4,600	270
Westaff, Inc. *	2,000	4

		15,901
Consumer Durables & Apparel 1.3%

American Greetings Corp., Class A	8,500	152
Avatar Holdings, Inc. (a)*	2,500	102
Beazer Homes USA, Inc.	2,553	28
Blyth, Inc.	4,800	81
Brookfield Homes Corp. (a)	3,074	48
Brunswick Corp.	7,400	123
Callaway Golf Co.	5,600	77
Carter’s, Inc. *	5,000	71
Cavco Industries, Inc. *	410	16
Centex Corp.	10,700	223
Chromcraft Revington, Inc. *	1,300	5
Coach, Inc. (a)*	32,008	1,139
Columbia Sportswear Co. (a)	4,350	183
Craftmade International, Inc.	2,800	22
CSS Industries, Inc.	3,400	106
D.R. Horton, Inc.	24,604	381
Deckers Outdoor Corp. *	2,500	345
DGSE Cos, Inc. *	700	3
Dominion Homes, Inc. *	500	—
Eastman Kodak Co.	22,700	406
Ethan Allen Interiors, Inc. (a)	4,200	115
Flexsteel Industries, Inc.	600	7
Foamex International, Inc. *	2,278	2
Fortune Brands, Inc.	11,500	778
Fossil, Inc. *	5,462	195
Furniture Brands International, Inc. (a)	4,700	64
Garmin Ltd. (a)	16,000	654
Hampshire Group Ltd. *	2,000	19
Hanesbrands, Inc. *	11,047	387
Harman International Industries, Inc.	6,800	278
Hasbro, Inc.	14,500	516
Hovnanian Enterprises, Inc., Class A (a)*	3,700	44
Jarden Corp. *	7,059	151
Jones Apparel Group, Inc.	12,156	192
K-Swiss, Inc., Class A	2,400	35
KB HOME (a)	7,800	176
Kenneth Cole Productions, Inc., Class A	3,100	60
Leggett & Platt, Inc. (a)	16,200	269
Lennar Corp., Class A (a)	12,190	225
Lenox Group, Inc. *	3,300	5
Levitt Corp., Class A *	550	1
Liz Claiborne, Inc. (a)	8,600	152
M.D.C. Holdings, Inc.	4,403	192
M/I Homes, Inc.	1,800	31
Maidenform Brands, Inc. *	5,000	75
Marine Products Corp.	405	3
MarineMax, Inc. *	800	9
Mattel, Inc.	34,300	643
Meritage Homes Corp. *	1,000	19
Mohawk Industries, Inc. (a)*	4,819	367
Movado Group, Inc.	3,300	72
Nautilus, Inc.	4,125	15
6 See financial notes.

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Newell Rubbermaid, Inc.	23,900	491
NIKE, Inc., Class B	41,400	2,766
NVR, Inc. *	500	307
Oxford Industries, Inc.	2,500	69
Palm Harbor Homes, Inc. (a)*	2,700	23
Perry Ellis International, Inc. *	2,500	57
Phillips-Van Heusen Corp.	5,600	236
Polaris Industries, Inc. (a)	3,200	149
Polo Ralph Lauren Corp.	7,500	466
Pool Corp. (a)	5,662	124
Pulte Homes, Inc.	20,244	264
Quiksilver, Inc. *	4,000	39
RC2 Corp. *	2,200	41
Russ Berrie & Co., Inc. *	3,000	42
Skechers U.S.A., Inc., Class A *	6,500	154
Skyline Corp.	2,600	72
Snap-on, Inc.	4,000	237
Standard Pacific Corp. (a)	4,800	24
Stanley Furniture Co., Inc.	5,200	64
Steven Madden Ltd. *	2,700	51
Sturm, Ruger & Co., Inc. *	6,000	45
Tandy Brands Accessories, Inc.	1,000	4
Tarragon Corp. *	4,422	11
Tempur-Pedic International, Inc. (a)	8,000	89
The Black & Decker Corp. (a)	7,100	466
The Boyds Collection Ltd. *	34	—
The Ryland Group, Inc. (a)	3,700	118
The Stanley Works	6,600	318
The Timberland Co., Class A *	5,300	77
The Warnaco Group, Inc. *	2,500	115
Toll Brothers, Inc. *	13,700	310
TOUSA, Inc. *	2,812	—
Tupperware Brands Corp.	4,800	189
UniFirst Corp.	1,500	70
Uniroyal Technology Corp. *	1,100	—
Universal Electronics, Inc. *	5,200	134
VF Corp.	13,500	1,004
WCI Communities, Inc. *	3,800	13
Whirlpool Corp. (a)	6,849	498
Wolverine World Wide, Inc.	7,800	224

		18,623
Consumer Services 2.1%

Ambassadors Groups, Inc.	3,400	66
Ambassadors International, Inc.	1,700	9
Ameristar Casinos, Inc.	3,400	58
Apollo Group, Inc., Class A *	14,550	741
Bally Technologies, Inc. *	3,000	101
Bob Evans Farms, Inc. (a)	2,200	62
Boyd Gaming Corp. (a)	7,800	146
Bright Horizons Family Solutions, Inc. *	2,600	123
Brinker International, Inc.	10,350	235
Buca, Inc. *	1,100	—
Burger King Holdings, Inc.	10,800	301
Career Education Corp. (a)*	8,614	174
Carnival Corp.	50,000	2,008
CBRL Group, Inc.	3,446	127
CEC Entertainment, Inc. *	2,025	75
Cedar Fair L.P. (a)	5,300	125
Chipotle Mexican Grill, Inc., Class A (a)*	2,600	255
Choice Hotels International, Inc.	6,800	234
Churchill Downs, Inc.	900	46
CKE Restaurants, Inc.	4,800	50
Coinstar, Inc. *	5,000	159
Corinthian Colleges, Inc. *	9,200	104
CPI Corp.	2,900	55
Darden Restaurants, Inc. (a)	13,300	473
DeVry, Inc.	4,800	274
Domino’s Pizza, Inc.	5,100	68
Dover Downs Gaming & Entertainment, Inc.	4,899	40
Dover Motorsports, Inc.	1,400	9
Empire Resorts, Inc. *	3,000	8
Gaylord Entertainment Co. *	2,625	78
H&R Block, Inc. (a)	26,300	575
Hillenbrand, Inc. *	5,800	110
IHOP Corp. (a)	3,000	140
International Game Technology	29,100	1,011
International Speedway Corp., Class A	3,245	138
Interstate Hotels & Resorts, Inc. *	2,582	11
Isle of Capri Casinos, Inc. (a)*	4,400	30
ITT Educational Services, Inc. (a)*	6,000	460
Jack In the Box, Inc. *	8,400	225
Jackson Hewitt Tax Service, Inc.	3,000	45
Krispy Kreme Doughnuts, Inc. *	2,100	6
Landry’s Restaurants, Inc.	1,800	29
Las Vegas Sands Corp. *	25,000	1,905
Life Time Fitness, Inc. (a)*	2,500	91
Luby’s, Inc. *	1,400	10
Marriott International, Inc., Class A	37,400	1,283
Matthews International Corp., Class A	1,900	94
McDonald’s Corp.	110,300	6,572
MGM MIRAGE *	22,500	1,151
Monarch Casino & Resort, Inc. *	8,000	106
MTR Gaming Group, Inc. *	5,300	32
Multimedia Games, Inc. *	1,500	6
Nobel Learning Communities, Inc. *	500	6
O’Charley’s, Inc.	400	5
P.F. Chang’s China Bistro, Inc. (a)*	800	25
Panera Bread Co., Class A *	800	42
See financial notes. 7

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Papa John’s International, Inc. *	3,400	92
Peet’s Coffee & Tea, Inc. *	1,800	42
Penn National Gaming, Inc. *	6,800	290
Pinnacle Entertainment, Inc. *	3,800	59
Pre-Paid Legal Services, Inc. *	3,600	157
Regis Corp.	3,900	114
Royal Caribbean Cruises Ltd. (a)	16,500	526
Ruby Tuesday, Inc.	5,600	48
Scientific Games Corp., Class A *	6,500	183
Service Corp. International	24,100	268
Shuffle Master, Inc. *	2,812	14
Six Flags, Inc. *	11,000	20
Sonic Corp. *	7,968	175
Sotheby’s (a)	5,438	151
Speedway Motorsports, Inc.	4,800	125
Starbucks Corp. *	62,600	1,016
Starwood Hotels & Resorts Worldwide, Inc.	17,730	926
Stewart Enterprises, Inc., Class A	10,000	68
Strayer Education, Inc.	700	130
Texas Roadhouse, Inc., Class A *	5,900	70
The Cheesecake Factory, Inc. *	2,887	65
The Steak n Shake Co. *	1,580	12
Tim Hortons, Inc.	13,949	479
Triarc Cos., Inc., Class B (a)	7,000	50
Vail Resorts, Inc. *	3,800	186
Weight Watchers International, Inc.	8,700	399
Wendy’s International, Inc.	10,300	299
WMS Industries, Inc. *	8,250	299
Wyndham Worldwide Corp.	16,744	360
Wynn Resorts Ltd.	4,000	421
Yum! Brands, Inc.	48,000	1,953

		29,309
Diversified Financials 6.9%

Advance America Cash Advance Centers, Inc.	6,500	57
Advanta Corp., Class A	11,100	84
Advanta Corp., Class B	7,500	66
Affiliated Managers Group, Inc. *	1,800	179
AllianceBernstein Holding L.P.	7,700	478
American Express Co.	105,150	5,049
AmeriCredit Corp. (a)*	12,300	172
Ameriprise Financial, Inc.	21,030	999
Asset Acceptance Capital Corp.	2,500	30
ASTA Funding, Inc. (a)	2,000	29
Bank of America Corp.	381,577	14,324
Bank of New York Mellon Corp.	95,234	4,146
BGC Partners, Inc., Class A *	8,300	80
Blackrock, Inc.	9,400	1,897
Calamos Asset Management, Inc., Class A	2,500	45
Capital One Financial Corp. (a)	33,710	1,787
Cash America International, Inc.	2,500	102
CIT Group, Inc.	18,600	203
Citigroup, Inc.	412,286	10,418
CME Group, Inc.	3,465	1,585
Cohen & Steers, Inc. (a)	5,400	151
CompuCredit Corp. *	4,400	36
Cowen Group, Inc. *	2,500	17
Credit Acceptance Corp. *	2,400	46
Discover Financial Services (a)	45,150	822
Dollar Financial Corp. *	2,500	54
E*TRADE Financial Corp. (a)*	34,335	137
Eaton Vance Corp.	11,600	425
Evercore Partners, Inc., Class A	2,500	42
EZCORP, Inc., Class A *	8,500	103
FCStone Group, Inc. *	2,500	104
Federated Investors, Inc., Class B	9,950	333
Financial Federal Corp.	3,700	86
Franklin Resources, Inc.	20,600	1,960
GAMCO Investors, Inc., Class A	3,200	147
Greenhill & Co., Inc. (a)	2,500	163
IntercontinentalExchange, Inc. *	5,100	791
Investment Technology Group, Inc. *	4,750	229
Janus Capital Group, Inc.	19,200	539
Jefferies Group, Inc.	8,200	154
JPMorgan Chase & Co.	295,944	14,102
Knight Capital Group, Inc., Class A *	9,700	181
LaBranche & Co., Inc. *	2,400	15
Legg Mason, Inc.	10,050	606
Lehman Brothers Holdings, Inc. (a)	47,744	2,112
Leucadia National Corp.	17,908	917
Liberty Media Corp. — Capital, Series A *	11,161	172
Merrill Lynch & Co., Inc.	80,048	3,989
MF Global Ltd. *	10,000	132
MicroFinancial, Inc.	1,900	9
Moody’s Corp. (a)	26,600	983
Morgan Stanley	90,300	4,389
MSCI, Inc., Class A *	3,000	93
Nelnet, Inc., Class A	4,500	58
Northern Trust Corp.	18,500	1,371
Nymex Holdings, Inc.	8,000	741
NYSE Euronext	22,500	1,487
Penson Worldwide, Inc. *	8,000	87
Piper Jaffray Cos., Inc. *	950	35
Portfolio Recovery Associates, Inc.	2,000	88
Raymond James Financial, Inc.	10,350	298
Resource America, Inc., Class A	2,000	17
SEI Investments Co.	19,400	451
Siebert Financial Corp.	2,900	9
SLM Corp. *	37,300	691
State Street Corp.	32,983	2,379
SWS Group, Inc.	4,211	55
8 See financial notes.

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

T. Rowe Price Group, Inc.	21,400	1,253
TD Ameritrade Holding Corp. *	47,100	852
The Blackstone Group L.P. (a)	22,000	411
The Charles Schwab Corp. (d)	111,120	2,400
The First Marblehead Corp. (a)	7,500	28
The Goldman Sachs Group, Inc.	38,700	7,406
The Nasdaq OMX Group, Inc. *	8,800	321
The Student Loan Corp.	1,700	216
W.P. Carey & Co., LLC	4,100	122
Waddell & Reed Financial, Inc., Class A	7,250	245
Westwood Holdings Group, Inc.	285	10
World Acceptance Corp. *	1,000	39

		96,839
Energy 12.3%

Abraxas Petroleum Corp. *	4,500	19
Adams Resources & Energy, Inc.	1,400	41
Alliance Holdings GP L.P. (a)	1,000	25
Alliance Resource Partners L.P.	3,400	141
Alon USA Energy, Inc.	3,700	52
Alpha Natural Resources, Inc. *	5,200	253
Anadarko Petroleum Corp.	39,060	2,600
Apache Corp.	25,772	3,471
APCO Argentina, Inc.	800	20
Arch Coal, Inc.	7,000	401
Atlas America, Inc.	2,670	186
ATP Oil & Gas Corp. *	1,600	46
Atwood Oceanics, Inc. *	2,400	242
Baker Hughes, Inc.	28,300	2,289
Basic Energy Services, Inc. *	3,000	70
Berry Petroleum Co., Class A	4,000	198
BJ Services Co.	28,600	809
Boardwalk Pipeline Partners L.P. (a)	10,500	266
Bois d’Arc Energy, Inc. *	5,500	131
BP Prudhoe Bay Royalty Trust	2,200	204
Bristow Group, Inc. (a)*	1,800	95
Buckeye Partners L.P.	3,400	168
Cabot Oil & Gas Corp.	27,200	1,550
Cal Dive International, Inc. *	9,000	110
Calumet Specialty Products Partners, L.P.	5,000	69
Cameron International Corp. *	18,200	896
CARBO Ceramics, Inc.	1,900	90
Cheniere Energy Partners LP	2,500	31
Chesapeake Energy Corp.	39,200	2,027
Chevron Corp.	178,939	17,205
Cimarex Energy Co.	5,508	343
Clayton Williams Energy, Inc. *	2,500	158
CNX Gas Corp. *	12,000	492
Compagnie Generale de Geophysique-Veritas S.A. *	6,029	303
Comstock Resources, Inc. *	4,500	205
ConocoPhillips	134,223	11,563
CONSOL Energy, Inc.	14,100	1,142
CREDO Petroleum Corp. *	2,700	28
Cross Timbers Royalty Trust (a)	1,500	73
Crosstex Energy L.P.	2,000	65
CVR Energy, Inc. *	6,900	149
Delek US Holdings, Inc.	5,000	55
Denbury Resources, Inc. *	19,600	599
Devon Energy Corp.	37,360	4,237
Diamond Offshore Drilling, Inc.	12,300	1,543
Dresser-Rand Group, Inc. *	6,000	219
Dril-Quip, Inc. *	3,100	177
Eagle Rock Energy Partners L.P. (a)	3,000	51
El Paso Corp.	51,387	881
El Paso Pipeline Partners L.P.	5,000	116
Enbridge Energy Management LLC *	1,455	75
Encore Acquisition Co. *	2,250	103
Energy Partners Ltd. *	4,001	49
Energy Transfer Partners L.P.	4,000	202
ENSCO International, Inc.	11,200	714
Enterprise GP Holdings L.P. (a)	2,100	63
Enterprise Products Partners L.P.	29,500	921
EOG Resources, Inc.	22,800	2,975
Exterran Holdings, Inc. (a)*	4,720	315
Exxon Mobil Corp.	483,166	44,968
FMC Technologies, Inc. *	9,182	617
Forest Oil Corp. *	4,450	262
Foundation Coal Holdings, Inc.	3,700	222
Frontier Oil Corp.	14,400	358
General Maritime Corp. (a)	3,000	78
Global Industries Ltd. *	14,400	230
Grey Wolf, Inc. (a)*	15,000	94
Gulf Island Fabrication, Inc.	2,800	111
GulfMark Offshore, Inc. *	4,100	245
Halliburton Co.	81,200	3,728
Harvest Natural Resources, Inc. *	6,000	57
Helix Energy Solutions Group, Inc. *	8,564	296
Helmerich & Payne, Inc.	9,600	516
Hess Corp.	24,200	2,570
Holly Corp.	8,000	332
Hornbeck Offshore Services, Inc. (a)*	5,000	249
Hugoton Royalty Trust	4,846	140
Inergy, L.P.	2,000	58
ION Geophysical Corp. *	5,200	83
Key Energy Services, Inc. *	10,300	141
Kinder Morgan Energy Partners L.P. (a)	15,000	878
Kinder Morgan Management L.L.C. *	4,219	230
Lufkin Industries, Inc.	3,500	264
See financial notes. 9

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Magellan Midstream Partners L.P.	2,400	98
Marathon Oil Corp.	67,308	3,067
Mariner Energy, Inc. *	6,601	182
Markwest Energy Partners L.P.	1,000	36
Massey Energy Co.	6,800	356
Matrix Service Co. *	8,000	161
Murphy Oil Corp.	14,500	1,310
Nabors Industries Ltd. *	23,634	887
NATCO Group, Inc., Class A *	1,200	61
National-Oilwell Varco, Inc. *	32,622	2,233
Natural Gas Services Group *	2,500	62
Natural Resource Partners L.P.	4,000	129
Newfield Exploration Co. *	10,600	644
Newpark Resources, Inc. *	3,500	19
Noble Corp.	20,200	1,137
Noble Energy	14,218	1,237
NuStar Energy L.P.	1,600	86
NuStar GP Holdings LLC	1,000	26
Occidental Petroleum Corp.	75,020	6,242
Oceaneering International, Inc. *	2,200	147
Oil States International, Inc. *	3,600	180
Overseas Shipholding Group, Inc.	3,700	278
OYO Geospace Corp. *	300	15
Parker Drilling Co. *	18,300	147
Patriot Coal Corp. *	1,850	122
Patterson-UTI Energy, Inc.	13,200	369
Peabody Energy Corp.	18,500	1,131
Penn Virginia Corp.	5,000	262
Penn Virginia GP Holdings LP	1,500	42
Penn Virginia Resource Partners, L.P.	5,000	137
Pioneer Natural Resources Co.	10,133	585
Plains All American Pipeline L.P.	7,295	352
Plains Exploration & Production Co. *	6,765	421
Pride International, Inc. *	12,700	539
Quicksilver Resources, Inc. *	8,400	348
Range Resources Corp.	8,100	538
Rosetta Resources, Inc. *	6,600	144
Rowan Cos., Inc.	8,400	327
RPC, Inc.	11,475	147
Schlumberger Ltd.	100,000	10,055
SEACOR Holdings, Inc. *	1,250	106
Smith International, Inc.	17,300	1,324
Southwestern Energy Co. *	30,000	1,269
Spectra Energy Corp.	50,178	1,239
St. Mary Land & Exploration Co.	7,400	324
Stone Energy Corp. *	3,476	212
Sunoco Logistics Partners L.P.	2,000	104
Sunoco, Inc.	11,000	510
Superior Energy Services, Inc. *	9,900	439
Swift Energy Co. *	2,500	130
Targa Resources Partners L.P.	2,000	48
TC Pipelines L.P.	2,400	84
Teekay LNG Partners LP	1,000	29
Teekay Shipping Corp.	6,000	274
TEL Offshore Trust	83	2
TEPPCO Partners L.P.	7,000	246
Tesoro Corp.	12,100	304
TETRA Technologies, Inc. *	5,300	86
The Meridian Resource Corp. *	3,100	7
The Williams Cos., Inc.	44,860	1,593
Tidewater, Inc.	7,700	502
Transocean, Inc. *	28,512	4,204
Ultra Petroleum Corp. *	13,000	1,080
Unit Corp. *	4,400	279
USEC, Inc. (a)*	14,300	66
VAALCO Energy, Inc. *	4,000	26
Valero Energy Corp.	47,980	2,344
Verenium Corp. (a)*	1,100	3
W&T Offshore, Inc.	7,500	307
W-H Energy Services, Inc. *	3,400	263
Weatherford International Ltd. *	21,200	1,710
Western Refining, Inc. (a)	5,600	56
Westmoreland Coal Co. *	3,500	55
Whiting Petroleum Corp. *	3,400	260
World Fuel Services Corp.	2,100	52
XTO Energy, Inc.	36,177	2,238

		174,282
Food & Staples Retailing 2.6%

Arden Group, Inc., Class A	600	80
BJ’s Wholesale Club, Inc. *	6,100	233
Casey’s General Stores, Inc.	5,100	113
Costco Wholesale Corp.	38,600	2,750
CVS Caremark Corp.	125,640	5,072
Ingles Markets, Inc., Class A	300	7
Longs Drug Stores Corp.	3,300	132
Nash Finch Co.	1,700	62
Performance Food Group Co. *	1,900	64
PriceSmart, Inc.	500	14
Rite Aid Corp. *	40,400	109
Ruddick Corp.	3,100	120
Safeway, Inc.	35,900	1,134
Spartan Stores, Inc.	500	10
Supervalu, Inc.	19,832	656
Sysco Corp.	48,636	1,487
The Andersons, Inc.	1,000	46
The Great Atlantic & Pacific Tea Co., Inc. *	2,705	74
The Kroger Co.	60,800	1,657
The Pantry, Inc. *	1,000	11
United Natural Foods, Inc. *	2,600	52
Wal-Mart Stores, Inc.	342,100	19,835
Walgreen Co.	80,400	2,802
Weis Markets, Inc.	1,700	52
Whole Foods Market, Inc. (a)	10,900	356

		36,928
10 See financial notes.

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Food, Beverage & Tobacco 4.8%

Alliance One International, Inc. *	10,800	66
Altria Group, Inc.	174,800	3,496
American Italian Pasta Co., Class A *	1,000	9
Anheuser-Busch Cos., Inc.	61,500	3,026
Archer-Daniels-Midland Co.	53,958	2,377
Bridgford Foods Corp. *	300	2
Brown-Forman Corp., Class B	9,912	674
Bunge Ltd.	8,000	913
Campbell Soup Co.	35,400	1,232
Chiquita Brands International, Inc. *	3,200	73
Coca-Cola Bottling Co. Consolidated	400	23
Coca-Cola Enterprises, Inc.	30,000	675
ConAgra Foods, Inc.	43,293	1,020
Constellation Brands, Inc., Class A *	17,600	323
Corn Products International, Inc.	5,800	269
Dean Foods Co. *	11,113	258
Del Monte Foods Co.	16,031	145
Flowers Foods, Inc.	7,158	185
Fresh Del Monte Produce, Inc. *	4,200	133
General Mills, Inc.	31,300	1,891
Green Mountain Coffee Roasters, Inc. *	2,700	87
Griffin Land & Nurseries, Inc.	300	10
H.J. Heinz Co.	27,900	1,312
Hormel Foods Corp.	11,500	453
J & J Snack Foods Corp.	6,400	183
John B. Sanfilippo & Son, Inc. *	5,000	54
Kellogg Co.	34,400	1,760
Kraft Foods, Inc., Class A	185,513	5,868
Lancaster Colony Corp.	3,400	130
Lance, Inc.	2,900	61
Loews Corp. — Carolina Group	8,600	565
Maui Land & Pineapple Co, Inc. *	800	25
McCormick & Co., Inc.	11,300	427
MGP Ingredients, Inc.	3,400	25
Molson Coors Brewing Co., Class B	17,000	932
Monterey Gourmet Foods, Inc. *	700	2
National Beverage Corp.	4,500	36
PepsiAmericas, Inc.	13,200	339
PepsiCo, Inc.	140,800	9,649
Philip Morris International, Inc. *	174,800	8,920
Pilgrim’s Pride Corp.	1,400	34
Ralcorp Holdings, Inc. *	6,700	409
Reynolds American, Inc. (a)	22,664	1,220
Rocky Mountain Chocolate Factory, Inc.	2,427	30
Sanderson Farms, Inc.	1,750	73
Sara Lee Corp.	64,378	934
Seaboard Corp.	200	336
Smithfield Foods, Inc. *	6,300	181
Tasty Baking Co.	500	3
The Boston Beer Co., Inc., Class A *	2,500	111
The Coca-Cola Co.	202,200	11,903
The Hain Celestial Group, Inc. *	1,406	35
The Hershey Co. (a)	19,400	725
The J. M. Smucker Co.	5,438	271
The Pepsi Bottling Group, Inc.	23,400	789
Tootsie Roll Industries, Inc. (a)	2,535	62
TreeHouse Foods, Inc. *	1,722	39
Tyson Foods, Inc., Class A	30,340	540
Universal Corp. (a)	4,800	308
UST, Inc.	12,700	661
Vector Group Ltd.	3,921	68
Wm. Wrigley Jr. Co.	20,750	1,580
Zapata Corp. *	8,000	56

		67,996
Health Care Equipment & Services 4.0%

ABIOMED, Inc. *	800	12
Advanced Medical Optics, Inc. *	4,111	86
Aetna, Inc.	59,200	2,581
Align Technology, Inc. *	8,700	107
Alliance Imaging, Inc. *	1,800	15
Allscripts Healthcare Solutions, Inc. *	1,900	21
Amedisys, Inc. *	3,334	173
America Service Group, Inc. *	3,550	23
American Medical Systems Holdings, Inc. (a)*	7,800	110
AMERIGROUP Corp. *	4,300	112
AmerisourceBergen Corp.	20,648	837
AMN Healthcare Services, Inc. *	4,110	60
AmSurg Corp. *	2,300	59
Analogic Corp.	1,400	81
Apria Healthcare Group, Inc. *	4,100	72
ArthroCare Corp. (a)*	1,400	63
Aspect Medical Systems, Inc. *	3,700	25
athenahealth, Inc. *	1,000	25
Baxter International, Inc.	53,018	3,304
Beckman Coulter, Inc.	5,100	348
Becton, Dickinson & Co.	21,300	1,904
BioScrip, Inc. *	2,172	12
Boston Scientific Corp. *	109,568	1,460
Brookdale Senior Living, Inc.	300	8
C.R. Bard, Inc.	8,000	753
Cantel Medical Corp. *	3,571	34
Cardinal Health, Inc.	36,160	1,883
Centene Corp. *	4,000	73
Cerner Corp. *	8,400	389
Cerus Corp. *	500	3
See financial notes. 11

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Chemed Corp.	3,900	133
Chindex International, Inc. *	3,300	81
CIGNA Corp.	38,400	1,640
Clinical Data, Inc. *	175	3
Community Health Systems, Inc. *	7,100	266
CONMED Corp. *	4,200	107
CorVel Corp. *	2,850	94
Coventry Health Care, Inc. *	23,937	1,071
Covidien Ltd.	38,525	1,799
Cross Country Healthcare, Inc. *	4,600	55
CryoLife, Inc. *	750	8
Cyberonics, Inc. *	1,200	19
Datascope Corp.	2,500	94
DaVita, Inc. *	8,250	432
DENTSPLY International, Inc.	13,100	509
Eclipsys Corp. *	6,300	131
Edwards Lifesciences Corp. *	3,900	216
Express Scripts, Inc. *	25,200	1,764
Five Star Quality Care, Inc. *	135	1
Gen-Probe, Inc. *	3,400	192
Gentiva Health Services, Inc. *	3,250	71
Greatbatch, Inc. *	1,100	20
Haemonetics Corp. *	3,700	212
Hanger Orthopedic Group, Inc. *	5,400	64
Health Management Associates, Inc., Class A *	15,900	113
Health Net, Inc. *	9,100	266
HealthExtras, Inc. *	1,900	54
Healthspring, Inc. *	4,600	77
HealthTronics, Inc. *	3,500	12
Healthways, Inc. *	3,100	113
Henry Schein, Inc. *	7,600	421
Hill-Rom Holdings, Inc.	5,800	146
Hlth Corp. *	21,926	244
Hologic, Inc. *	21,112	616
Home Diagnostics, Inc. *	2,500	19
Hooper Holmes, Inc. *	4,600	4
Hospira, Inc. *	14,070	579
Humana, Inc. *	18,900	903
ICU Medical, Inc. *	550	14
IDEXX Laboratories, Inc. *	5,000	266
Immucor, Inc. *	6,795	183
IMS Health, Inc.	19,300	478
Integra LifeSciences Holdings *	1,100	47
Intuitive Surgical, Inc. *	1,050	304
Invacare Corp.	2,000	36
InVentiv Health, Inc. *	4,733	141
Inverness Medical Innovations, Inc. *	741	27
Kindred Healthcare, Inc. *	4,624	110
Kinetic Concepts, Inc. *	5,600	222
Laboratory Corp. of America Holdings *	12,800	968
Landauer, Inc.	1,100	59
LCA-Vision, Inc.	2,500	25
LifePoint Hospitals, Inc. *	3,707	112
Lincare Holdings, Inc. *	7,100	173
Magellan Health Services, Inc. *	3,007	116
Matria Healthcare, Inc. *	1,800	46
McKesson Corp.	25,400	1,324
MedCath Corp. *	1,500	28
Medco Health Solutions, Inc. *	50,066	2,480
Medical Action Industries, Inc. *	3,750	61
Medical Staffing Network Holdings, Inc. *	1,800	8
Medtronic, Inc.	95,374	4,643
Mentor Corp. (a)	3,000	88
Meridian Bioscience, Inc.	11,250	303
Merit Medical Systems, Inc. *	2,222	33
Molina Healthcare, Inc. (a)*	2,500	62
National Healthcare Corp.	600	30
Neogen Corp. *	937	23
NOVT Corp. *	400	1
Odyssey HealthCare, Inc. *	2,250	21
Omnicare, Inc.	10,000	203
OraSure Technologies, Inc. *	1,500	10
Owens & Minor, Inc.	2,000	91
Patterson Cos., Inc. (a)*	10,600	362
PDI, Inc. *	2,900	25
Pediatrix Medical Group, Inc. *	6,000	408
PharMerica Corp. *	3,413	58
PSS World Medical, Inc. *	5,800	95
Psychiatric Solutions, Inc. *	4,400	153
Q-Med, Inc. *	500	—
Quest Diagnostics, Inc.	14,820	744
RehabCare Group, Inc. *	4,000	68
Res-Care, Inc. *	4,500	73
ResMed, Inc. (a)*	4,000	172
RTI Biologics, Inc. (a)*	1,700	17
SonoSite, Inc. *	1,600	51
St. Jude Medical, Inc. *	29,600	1,296
STERIS Corp.	6,100	169
Stryker Corp.	31,100	2,016
Sunrise Senior Living, Inc. *	3,400	73
SXC Health Solutions Corp. *	173	3
Tenet Healthcare Corp. *	36,650	235
The Cooper Cos., Inc. (a)	2,781	97
The TriZetto Group, Inc. *	5,900	124
Theragenics Corp. *	2,500	11
Thoratec Corp. *	2,636	42
UnitedHealth Group, Inc.	118,880	3,879
Universal American Financial Corp. *	4,000	43
Universal Health Services, Inc., Class B	4,000	251
US Physical Therapy, Inc. *	3,500	54
Utah Medical Products, Inc.	2,500	71
Varian Medical Systems, Inc. *	11,900	558
VCA Antech, Inc. *	7,900	256
Vital Signs, Inc.	1,900	99
12 See financial notes.

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

WellCare Health Plans, Inc. *	3,200	140
WellPoint, Inc. *	57,723	2,872
West Pharmaceutical Services, Inc.	4,600	216
Wright Medical Group, Inc. *	4,200	117
Young Innovations, Inc.	2,000	36
Zimmer Holdings, Inc. *	20,300	1,505

		56,307
Household & Personal Products 2.0%

Alberto-Culver Co.	9,450	238
Avon Products, Inc.	39,000	1,522
Central Garden & Pet Co. *	1,600	8
Central Garden & Pet Co., Class A *	3,200	16
Chattem, Inc. *	1,200	84
Church & Dwight Co., Inc.	4,950	281
Colgate-Palmolive Co.	42,500	3,005
Energizer Holdings, Inc. *	6,333	501
Herbalife Ltd.	5,800	254
Inter Parfums, Inc.	675	19
Kimberly-Clark Corp.	40,639	2,600
NBTY, Inc. *	5,400	152
Nu Skin Enterprises, Inc., Class A	6,500	116
Nutraceutical International Corp. *	5,000	56
Oil-Dri Corp. of America	500	9
Spectrum Brands, Inc. *	2,800	13
The Clorox Co.	12,200	647
The Estee Lauder Cos., Inc., Class A	12,800	584
The Procter & Gamble Co.	269,915	18,098
USANA Health Sciences, Inc. (a)*	3,500	68
WD-40 Co.	1,600	50

		28,321
Insurance 5.1%

21st Century Holding Co.	1,500	19
ACE Ltd.	23,100	1,393
Aflac, Inc.	42,600	2,840
Alleghany Corp. *	228	79
Allied World Assurance Co. Holdings Ltd.	4,900	202
Ambac Financial Group, Inc.	7,750	36
American Financial Group, Inc.	10,750	295
American International Group, Inc.	211,922	9,791
American National Insurance Co.	1,300	145
American Physicians Capital, Inc.	3,750	174
AmTrust Financial Services, Inc.	7,500	117
Aon Corp.	25,500	1,157
Arch Capital Group Ltd. *	3,900	276
Argo Group International Holdings Ltd. *	1,556	56
Arthur J. Gallagher & Co.	6,800	167
Assurant, Inc.	11,500	748
Axis Capital Holdings Ltd.	7,200	244
Baldwin & Lyons, Inc., Class B	750	18
Berkshire Hathaway, Inc., Class A *	128	17,133
Brown & Brown, Inc.	11,000	211
Cincinnati Financial Corp.	13,450	483
Citizens, Inc. (a)*	5,000	35
CNA Financial Corp.	20,900	560
CNA Surety Corp. *	4,700	62
Conseco, Inc. *	11,500	134
Crawford & Co., Class B *	1,600	8
Darwin Professional Underwriters, Inc. *	2,500	62
Delphi Financial Group, Inc., Class A	6,772	184
Eastern Insurance Holdings, Inc.	2,500	41
EMC Insurance Group, Inc.	1,200	35
Erie Indemnity Co., Class A	5,500	294
Everest Re Group Ltd.	5,900	533
FBL Financial Group, Inc., Class A	2,090	58
Fidelity National Financial, Inc., Class A	17,327	277
First American Corp.	7,800	256
FPIC Insurance Group, Inc. *	400	19
Genworth Financial, Inc., Class A	37,500	865
Hanover Insurance Group, Inc.	4,900	220
Harleysville Group, Inc.	1,800	66
HCC Insurance Holdings, Inc.	7,950	196
Hilb Rogal & Hobbs Co.	3,000	87
Hilltop Holdings, Inc. *	3,726	39
Horace Mann Educators Corp.	4,300	73
Independence Holding Co.	2,700	36
Infinity Property & Casualty Corp.	2,500	97
LandAmerica Financial Group, Inc. (a)	5,300	152
Lincoln National Corp.	21,926	1,179
Loews Corp.	45,000	1,895
Markel Corp. *	300	130
Marsh & McLennan Cos., Inc.	43,000	1,186
MBIA, Inc. (a)	11,250	117
Mercury General Corp.	5,400	269
MetLife, Inc.	62,000	3,773
National Financial Partners Corp.	2,500	67
National Western Life Insurance Co., Class A	300	76
Nationwide Financial Services, Inc., Class A	16,400	822
NYMAGIC, Inc.	2,100	48
Odyssey Re Holdings Corp.	5,400	193
Old Republic International Corp.	20,437	293
OneBeacon Insurance Group Ltd.	8,200	161
PartnerRe Ltd.	5,400	399
Penn Treaty American Corp. *	150	1
See financial notes. 13

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Philadelphia Consolidated Holding Corp. *	5,500	203
PMA Capital Corp., Class A *	700	7
Presidential Life Corp.	1,000	17
Principal Financial Group, Inc.	25,400	1,363
ProAssurance Corp. *	1,670	88
Protective Life Corp.	5,500	234
Prudential Financial, Inc.	45,500	3,445
Reinsurance Group of America, Inc.	5,100	265
RenaissanceRe Holdings Ltd.	1,800	93
RLI Corp.	2,800	134
SAFECO Corp.	12,500	834
Safety Insurance Group, Inc.	1,000	36
SCPIE Holdings, Inc. *	700	19
Selective Insurance Group, Inc.	5,400	115
StanCorp Financial Group, Inc.	5,000	256
State Auto Financial Corp.	3,800	105
Stewart Information Services Corp.	1,400	34
The Allstate Corp.	58,874	2,965
The Chubb Corp.	33,094	1,753
The Commerce Group, Inc.	5,700	208
The Hartford Financial Services Group, Inc.	24,400	1,739
The Navigators Group, Inc. *	1,500	74
The Phoenix Cos., Inc.	9,500	124
The Progressive Corp.	85,200	1,550
The Travelers Cos., Inc.	54,550	2,749
Torchmark Corp.	10,600	686
Transatlantic Holdings, Inc.	6,437	417
United Fire & Casualty Co.	1,000	33
Unitrin, Inc.	5,600	212
Unum Group	23,914	555
W. R. Berkley Corp.	22,950	590
Wesco Financial Corp.	200	87
White Mountains Insurance Group Ltd.	200	95
XL Capital Ltd., Class A	14,700	513
Zenith National Insurance Corp.	3,400	126

		72,306
Materials 4.3%

A. Schulman, Inc.	2,300	49
A.M. Castle & Co.	1,500	46
AbitibiBowater, Inc. (a)	1,196	12
AEP Industries, Inc. *	400	11
Air Products & Chemicals, Inc.	17,700	1,742
Airgas, Inc.	7,500	361
AK Steel Holding Corp.	9,527	598
Albemarle Corp.	9,000	337
Alcoa, Inc.	71,664	2,492
Allegheny Technologies, Inc.	7,700	530
AptarGroup, Inc.	4,400	194
Arch Chemicals, Inc.	2,700	92
Ashland, Inc.	5,500	292
Ball Corp.	8,700	468
Bemis Co., Inc.	8,900	234
Buckeye Technologies, Inc. *	3,700	32
Cabot Corp.	5,200	152
Carpenter Technology Corp.	5,000	256
Celanese Corp., Series A	12,500	559
Century Aluminum Co. *	3,100	215
CF Industries Holdings, Inc.	4,400	588
Chemtura Corp.	19,427	134
Chesapeake Corp. *	1,000	4
Cleveland-Cliffs, Inc.	3,000	481
Commercial Metals Co.	9,000	280
Compass Minerals International, Inc.	5,000	315
Crown Holdings, Inc. *	13,400	360
Cytec Industries, Inc.	3,600	212
Deltic Timber Corp	700	37
Domtar Corp. *	39,000	233
E.I. du Pont de Nemours & Co.	78,195	3,825
Eagle Materials, Inc.	4,143	150
Eastman Chemical Co.	8,100	595
Ecolab, Inc.	21,500	988
Ferro Corp.	4,200	74
FMC Corp.	6,200	389
Freeport-McMoRan Copper & Gold, Inc.	30,122	3,426
Georgia Gulf Corp. (a)	3,300	20
Goldcorp, Inc.	18,759	670
Greif, Inc., Class A	7,400	478
H.B. Fuller Co.	6,500	150
Hawkins, Inc.	1,900	29
Headwaters, Inc. *	7,500	86
Hecla Mining Co. *	12,000	123
Hercules, Inc.	11,000	207
Huntsman Corp.	17,500	394
Innophos Holdings, Inc.	2,500	45
International Flavors & Fragrances, Inc.	7,400	338
International Paper Co. (a)	39,304	1,029
Kronos Worldwide, Inc.	6,060	177
Landec Corp. *	2,500	20
Louisiana-Pacific Corp.	8,300	96
Martin Marietta Materials, Inc.	4,200	459
Material Sciences Corp. *	4,000	32
MeadWestvaco Corp.	14,474	381
Minerals Technologies, Inc.	3,100	210
Mod-Pac Corp. *	500	2
Monsanto Co.	43,290	4,936
Myers Industries, Inc.	8,080	102
Nalco Holding Co.	13,600	313
Neenah Paper, Inc.	1,231	28
NewMarket Corp.	2,000	130
Newmont Mining Corp.	32,251	1,426
NL Industries, Inc.	7,800	86
14 See financial notes.

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Nucor Corp.	27,000	2,038
Olin Corp.	4,820	97
OM Group, Inc. *	2,400	131
Omnova Solutions, Inc. *	3,400	12
Owens-Illinois, Inc. *	13,700	756
Packaging Corp. of America	8,500	187
Pactiv Corp. *	12,400	295
Penford Corp.	5,200	114
PolyOne Corp. *	3,200	24
PPG Industries, Inc.	13,900	853
Praxair, Inc.	25,700	2,347
Reliance Steel & Aluminum Co.	8,500	517
Rock-Tenn Co., Class A	1,500	51
Rockwood Holdings, Inc. *	5,900	218
Rohm & Haas Co.	26,753	1,430
Royal Gold, Inc. (a)	2,200	62
RPM International, Inc. (a)	9,600	214
RTI International Metals, Inc. *	1,500	62
Schnitzer Steel Industries, Inc., Class A	1,650	145
Schweitzer-Mauduit International, Inc.	3,300	73
Sealed Air Corp.	12,000	303
Sensient Technologies Corp.	4,800	143
Sigma-Aldrich Corp.	12,600	718
Silgan Holdings, Inc.	5,800	309
Sims Group Ltd.	5,125	166
Smurfit-Stone Container Corp. *	20,000	109
Sonoco Products Co.	8,000	264
Southern Copper Corp. (a)	22,800	2,617
Spartech Corp.	4,200	38
Steel Dynamics, Inc.	14,000	488
Stepan Co.	1,200	47
Stillwater Mining Co. *	11,233	159
Temple-Inland, Inc.	8,800	103
Terra Industries, Inc. *	7,500	284
Texas Industries, Inc. (a)	1,000	77
The Dow Chemical Co.	78,766	3,162
The Lubrizol Corp.	5,400	315
The Mosaic Co. *	36,000	4,410
The Scotts Miracle-Gro Co., Class A	5,600	186
The Valspar Corp.	8,400	185
Titanium Metals Corp. (a)	11,307	172
United States Steel Corp.	9,900	1,524
Valhi, Inc.	8,600	229
Vulcan Materials Co. (a)	7,592	522
Wausau Paper Corp.	4,700	36
Westlake Chemical Corp.	5,100	85
Weyerhaeuser Co.	18,250	1,166
Worthington Industries, Inc. (a)	7,200	130
Yamana Gold, Inc.	14,751	189
Zep, Inc.	2,600	39

		60,531
Media 3.4%

4Kids Entertainment, Inc. *	4,000	35
Acme Communications, Inc. *	1,900	3
AH Belo Corp., Class A *	1,880	18
Alloy, Inc. *	3,500	24
Arbitron, Inc.	2,120	101
Belo Corp., Class A	9,400	95
Cablevision Systems Corp., Class A *	21,100	485
Carmike Cinemas, Inc.	2,500	21
CBS Corp., Class B	72,006	1,661
Citadel Broadcasting Corp.	17,506	24
CKX, Inc. *	7,300	66
Clear Channel Communications, Inc.	49,721	1,499
Clear Channel Outdoor Holdings, Inc., Class A *	28,700	546
Comcast Corp., Class A	227,004	4,665
Comcast Corp., Special Class A	64,200	1,299
Cox Radio, Inc., Class A *	4,600	54
Crown Media Holdings, Inc., Class A *	6,000	27
Cumulus Media Inc., Class A *	4,351	26
Daily Journal Corp. *	500	21
Discovery Holding Co., Class A *	22,323	517
DISH Network Corp., Class A *	37,700	1,125
DreamWorks Animation SKG, Inc., Class A *	8,200	229
Emak Worldwide, Inc. *	500	—
Emmis Communications Corp., Class A *	713	2
Entercom Communications Corp., Class A	3,000	32
Entravision Communications Corp., Class A *	5,000	35
Gannett Co., Inc. (a)	19,500	558
Gemstar-TV Guide International, Inc. (a)*	38,120	154
Getty Images, Inc. *	4,600	150
Gray Television, Inc.	5,600	26
Harte-Hanks, Inc.	8,100	111
Hearst-Argyle Television, Inc.	7,500	155
Idearc, Inc.	12,378	41
Interactive Data Corp.	20,700	559
John Wiley & Sons, Inc., Class A	6,300	290
Journal Communications, Inc., Class A	7,500	43
Journal Register Co.	3,200	1
Lakes Entertainment, Inc. *	1,800	8
Lamar Advertising Co., Class A (a)*	9,200	364
Lee Enterprises, Inc. (a)	2,500	19
Liberty Global, Inc., Series A *	37,575	1,330
See financial notes. 15

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Liberty Global, Inc., Series C *	12,601	418
Liberty Media Corp — Entertainment, Series A *	44,644	1,159
Lin TV Corp., Class A *	3,300	33
Live Nation, Inc. *	6,215	86
Martha Stewart Living Omnimedia, Inc., Class A *	3,900	31
Marvel Entertainment, Inc. *	11,700	336
Media General, Inc., Class A (a)	2,000	29
Mediacom Communications Corp., Class A *	7,600	33
Meredith Corp.	3,800	123
Morningstar, Inc. *	3,200	186
News Corp., Class A	253,950	4,546
Nexstar Broadcasting Group, Inc., Class A *	4,500	25
Omnicom Group, Inc.	33,600	1,604
Playboy Enterprises, Inc., Class B *	4,500	38
R.H. Donnelley Corp. (a)*	5,466	26
Radio One, Inc., Class A *	9,500	10
Regal Entertainment Group, Class A (a)	12,100	229
Salem Communications Corp., Class A	900	3
Scholastic Corp. *	2,200	62
Sinclair Broadcast Group, Inc., Class A	7,300	64
Sun-Times Media Group, Inc., Class A *	7,300	5
The DIRECTV Group, Inc. *	101,476	2,500
The E.W. Scripps Co., Class A	12,000	539
The Interpublic Group of Cos., Inc. *	34,537	313
The McClatchy Co., Class A (a)	8,416	88
The McGraw-Hill Cos., Inc.	34,600	1,418
The New York Times Co., Class A (a)	13,200	257
The Walt Disney Co.	195,410	6,337
The Washington Post Co., Class B	600	393
Time Warner Cable, Inc., Class A *	75,000	2,100
Time Warner, Inc.	367,052	5,451
Triple Crown Media, Inc. *	560	—
Valassis Communications, Inc. *	3,700	53
Value Line, Inc.	300	13
Viacom, Inc., Class B *	56,606	2,176
Virgin Media, Inc.	15,000	194
Voyager Learning Co. *	1,700	10
Warner Music Group Corp. (a)	11,700	102
Westwood One, Inc. *	7,200	12
World Wrestling Entertainment, Inc., Class A	4,900	87
Xanadoo Co., Class A *	63	19
XM Satellite Radio Holdings, Inc., Class A *	15,300	171

		47,698
Pharmaceuticals & Biotechnology 6.5%

Abbott Laboratories	125,705	6,631
Abraxis BioScience *	500	30
Accelrys, Inc. *	1,300	7
Adolor Corp. *	1,700	8
Affymax, Inc. (a)*	1,900	29
Affymetrix, Inc. *	4,900	53
Albany Molecular Research, Inc. *	1,600	19
Alkermes, Inc. *	3,100	39
Allergan, Inc.	26,468	1,492
Alpharma, Inc., Class A *	3,700	91
Amgen, Inc. *	103,268	4,324
Amylin Pharmaceuticals, Inc. *	2,300	63
Aphton Corp. *	800	—
Applera Corp. — Celera Group *	5,600	75
Applied Biosystems Group-Applera Corp. (a)	16,500	527
Arena Pharmaceuticals, Inc. *	800	4
ArQule, Inc. *	8,800	34
Avigen, Inc. *	900	3
Barr Pharmaceuticals, Inc. *	8,781	441
Bio-Rad Laboratories, Inc., Class A *	3,000	250
BioCryst Pharmaceuticals, Inc. *	1,400	5
Biogen Idec, Inc. *	28,125	1,707
BioMarin Pharmaceuticals, Inc. *	1,800	66
Bristol-Myers Squibb Co.	162,750	3,576
Bruker Corp. *	2,100	25
Caliper Life Sciences, Inc. *	700	3
Cambrex Corp.	3,400	20
Celgene Corp. *	29,091	1,808
Cell Genesys, Inc. *	1,500	6
Cephalon, Inc. *	6,000	374
Charles River Laboratories International, Inc. *	6,416	372
Covance, Inc. *	5,800	486
Cubist Pharmaceuticals, Inc. *	4,900	95
CV Therapeutics, Inc. *	1,100	10
Dendreon Corp. *	1,400	7
Dionex Corp. *	1,200	94
Durect Corp. *	2,000	9
Dyax Corp. *	2,000	8
Eli Lilly & Co.	92,400	4,448
Endo Pharmaceuticals Holdings, Inc. *	10,500	261
Enzo Biochem, Inc. *	1,781	15
Enzon Pharmaceuticals, Inc. (a)*	4,400	38
eResearch Technology, Inc. *	5,625	68
Exelixis, Inc. *	7,300	56
Forest Laboratories, Inc. *	27,500	955
Genentech, Inc. *	87,300	5,954
16 See financial notes.

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Genzyme Corp. *	20,732	1,458
Geron Corp. *	1,000	5
Gilead Sciences, Inc. *	75,840	3,925
Harvard Bioscience, Inc. *	500	2
Human Genome Sciences, Inc. *	5,100	33
Illumina, Inc. *	1,500	117
ImClone Systems, Inc. *	6,935	324
ImmunoGen, Inc. *	1,500	5
Impax Laboratories, Inc. *	1,600	15
Incyte Corp. *	2,600	28
Indevus Pharmaceuticals, Inc. *	1,800	9
Inspire Pharmaceuticals, Inc. *	1,300	4
InterMune, Inc. (a)*	1,100	17
Invitrogen Corp. *	3,629	340
Isis Pharmaceuticals, Inc. (a)*	1,900	22
Johnson & Johnson	246,370	16,529
K-V Pharmaceutical Co., Class A *	2,700	66
Kendle International, Inc. (a)*	2,700	115
King Pharmaceuticals, Inc. *	18,516	174
Kosan Biosciences, Inc. *	2,500	4
Lexicon Pharmaceuticals, Inc. *	6,900	14
Ligand Pharmaceuticals, Inc., Class B *	2,300	9
Luminex Corp. *	800	16
Martek Biosciences Corp. (a)*	3,000	106
Matrixx Initiatives, Inc. *	1,700	24
Maxygen, Inc. *	6,500	39
Medarex, Inc. *	3,000	21
Medicis Pharmaceutical Corp., Class A	3,400	70
Merck & Co., Inc.	183,552	6,982
Millennium Pharmaceuticals, Inc. *	25,856	643
Millipore Corp. *	5,100	357
Mylan, Inc. (a)	16,600	219
Myriad Genetics, Inc. (a)*	1,400	58
Nabi Biopharmaceuticals *	2,800	11
Nektar Therapeutics *	2,200	11
Neurocrine Biosciences, Inc. *	1,400	8
Neurogen Corp. *	800	1
Northfield Laboratories, Inc. *	1,100	1
Noven Pharmaceuticals, Inc. *	1,800	16
NPS Pharmacuticals, Inc. *	1,000	4
Nuvelo, Inc. *	300	—
Omrix Biopharmaceuticals, Inc. *	5,500	82
Onyx Pharmaceuticals, Inc. *	4,500	158
Orchid Cellmark, Inc. *	280	1
OSI Pharmaceuticals, Inc. *	4,998	173
OXiGENE, Inc. *	900	2
Pain Therapeutics, Inc. *	2,600	18
Par Pharmaceutical Cos, Inc. *	1,900	32
PAREXEL International Corp. *	4,800	122
PDL BioPharma, Inc. *	9,500	126
PerkinElmer, Inc.	11,477	305
Perrigo Co.	7,300	299
Pfizer, Inc.	610,192	12,271
Pharmaceutical Product Development, Inc.	10,000	414
Pharmacopeia, Inc. *	650	2
Pharmanet Development Group, Inc. *	4,500	107
POZEN, Inc. (a)*	1,300	17
Regeneron Pharmaceuticals, Inc. *	5,200	102
Replidyne, Inc. *	3,500	5
Sangamo BioSciences, Inc. (a)*	1,200	15
Savient Pharmaceuticals, Inc. *	2,300	50
Schering-Plough Corp.	121,750	2,241
Sciele Pharma, Inc. (a)*	3,400	66
Sepracor, Inc. *	9,100	196
SuperGen, Inc. *	900	3
Techne Corp. *	3,800	276
The Medicines Co. *	1,700	34
Thermo Fisher Scientific, Inc. *	37,302	2,159
Third Wave Technologies, Inc. *	1,800	16
Trimeris, Inc. *	500	3
Valeant Pharmaceuticals International *	7,900	105
Varian, Inc. *	5,800	295
Vertex Pharmaceuticals, Inc. *	3,144	80
Vical, Inc. *	1,600	6
ViroPharma, Inc. *	6,000	55
Warner Chilcott Ltd., Class A *	20,500	353
Waters Corp. *	8,700	535
Watson Pharmaceuticals, Inc. *	7,732	240
Wyeth	109,400	4,865
Xenoport, Inc. *	2,500	107
ZymoGenetics, Inc. *	2,000	18

		92,342
Real Estate 1.7%

Alexander’s, Inc. (a)*	700	249
Alexandria Real Estate Equities, Inc. (a)	2,500	263
AMB Property Corp.	7,300	422
American Home Mortgage Investment Corp. *	4,500	—
American Land Lease, Inc.	1,700	34
American Mortgage Acceptance Co.	1,500	2
American Realty Investors, Inc. *	1,037	12
Annaly Capital Management, Inc.	9,400	158
Anthracite Capital, Inc. (a)	4,900	38
Anworth Mortgage Asset Corp.	1,000	7
Apartment Investment & Management Co., Class A	7,725	286
AvalonBay Communities, Inc. (a)	6,100	608
Boston Properties, Inc. (a)	9,900	995
See financial notes. 17

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Brandywine Realty Trust	7,363	128
BRE Properties, Inc.	5,000	240
Brookfield Properties Corp.	26,700	537
Camden Property Trust	4,800	254
CapitalSource, Inc. (a)	6,900	97
Capstead Mortgage Corp.	2,240	29
CB Richard Ellis Group, Inc., Class A *	17,500	405
CBL & Associates Properties, Inc.	4,400	108
Colonial Properties Trust	2,567	62
Consolidated-Tomoka Land Co.	900	47
Corporate Office Properties Trust	3,500	131
Cousins Properties, Inc.	5,200	132
DCT Industrial Trust, Inc.	14,500	145
Deerfield Capital Corp. (a)	742	1
Developers Diversified Realty Corp. (a)	10,112	434
Douglas Emmett, Inc.	9,000	214
Duke Realty Corp.	12,990	317
EastGroup Properties, Inc.	900	43
Entertainment Properties Trust	2,200	117
Equity Lifestyle Properties, Inc.	3,000	148
Equity One, Inc.	6,600	163
Equity Residential	24,700	1,026
Essex Property Trust, Inc.	2,600	309
Federal Realty Investment Trust (a)	5,200	427
FelCor Lodging Trust, Inc.	5,700	72
First Industrial Realty Trust, Inc. (a)	2,600	79
Forest City Enterprises, Inc., Class A	10,400	384
Forestar Real Estate Group, Inc. *	2,933	73
Friedman, Billings, Ramsey Group, Inc., Class A	12,080	30
FX Real Estate and Entertainment, Inc. *	1,460	7
General Growth Properties, Inc.	20,460	838
Getty Realty Corp.	2,000	36
Glimcher Realty Trust	3,800	46
Gramercy Capital Corp.	1,028	20
HCP, Inc. (a)	10,648	380
Health Care REIT, Inc.	7,700	373
Healthcare Realty Trust, Inc.	4,900	139
Highwoods Properties, Inc.	5,600	196
Home Properties, Inc. (a)	2,500	131
Hospitality Properties Trust	8,500	273
Host Hotels & Resorts, Inc.	39,254	675
HRPT Properties Trust	19,000	132
Impac Mortgage Holdings, Inc. *	4,800	6
Inland Real Estate Corp.	5,500	89
iStar Financial, Inc. (a)	9,390	181
Jones Lang LaSalle, Inc.	2,300	179
Kilroy Realty Corp.	1,800	94
Kimco Realty Corp. (a)	19,195	766
LaSalle Hotel Properties	3,500	112
Lexington Realty Trust	3,000	43
Liberty Property Trust	8,300	291
LTC Properties, Inc.	2,800	76
Mack-Cali Realty Corp.	5,900	230
Maguire Properties, Inc.	3,000	48
MFA Mortgage Investments, Inc.	5,500	38
Mid-America Apartment Communities, Inc.	2,500	131
National Health Investors, Inc.	3,100	95
National Retail Properties, Inc.	3,320	76
Nationwide Health Properties, Inc. (a)	8,100	292
New Century Financial Corp. *	3,600	—
Newcastle Investment Corp.	2,200	22
NovaStar Financial, Inc. (a)*	500	1
OMEGA Healthcare Investors, Inc.	2,784	49
Parkway Properties, Inc.	500	20
Pennsylvania Real Estate Investment Trust	2,500	63
Plum Creek Timber Co., Inc.	15,047	615
PMC Commercial Trust	1,500	11
Post Properties, Inc.	2,200	81
Potlatch Corp.	2,753	123
ProLogis	20,854	1,306
PS Business Parks, Inc.	3,000	172
Public Storage	14,590	1,323
RAIT Financial Trust (a)	3,300	25
Ramco-Gershenson Properties Trust	1,400	31
Rayonier, Inc.	2,388	100
Realty Income Corp. (a)	8,600	226
Redwood Trust, Inc. (a)	2,500	83
Regency Centers Corp.	5,700	408
Reis, Inc. *	1,400	7
Saul Centers, Inc.	2,100	105
Senior Housing Properties Trust	7,450	178
SL Green Realty Corp.	4,750	441
Sovran Self Storage, Inc.	800	36
Sun Communities, Inc.	3,000	58
Tanger Factory Outlet Centers, Inc.	1,600	65
Taubman Centers, Inc.	4,100	232
Tejon Ranch Co. *	674	28
The Macerich Co.	5,200	380
The St. Joe Co. (a)	5,300	216
Thornburg Mortgage, Inc. (a)	11,300	14
UDR, Inc.	11,900	301
UMH Properties, Inc.	1,600	16
Universal Health Realty Income Trust	900	30
Urstadt Biddle Properties	500	9
Urstadt Biddle Properties, Class A	1,000	17
Ventas, Inc.	5,800	282
18 See financial notes.

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Vornado Realty Trust (a)	10,500	977
Washington Real Estate Investment Trust	3,100	110
Weingarten Realty Investors (a)	7,975	294

		23,674
Retailing 3.0%

99 Cents Only Stores *	3,066	29
Aaron Rents, Inc.	6,250	156
Aaron Rents, Inc., Class A	2,175	49
Abercrombie & Fitch Co., Class A	5,800	431
Advance Auto Parts, Inc.	9,540	331
Aeropostale, Inc. *	6,600	210
Amazon.com, Inc. *	33,700	2,650
America’s Car-Mart, Inc. *	3,750	54
American Eagle Outfitters, Inc.	18,150	333
AnnTaylor Stores Corp. *	9,825	249
Asbury Automotive Group, Inc.	4,100	68
Audiovox Corp., Class A *	1,600	17
AutoNation, Inc. *	21,600	346
AutoZone, Inc. *	6,100	737
Barnes & Noble, Inc.	7,400	239
Bed Bath & Beyond, Inc. *	23,700	770
Best Buy Co., Inc.	39,225	1,687
Big Lots, Inc. (a)*	11,100	300
Blockbuster, Inc., Class A *	15,300	45
Borders Group, Inc.	5,700	36
Brown Shoe Co., Inc.	6,675	111
Building Materials Holding Corp. (a)	3,000	14
Cabela’s, Inc. (a)*	3,500	47
CarMax, Inc. (a)*	17,046	354
Charlotte Russe Holding, Inc. *	2,500	40
Charming Shoppes, Inc. *	10,200	53
Chico’s FAS, Inc. *	13,300	94
Christopher & Banks Corp.	2,900	34
Circuit City Stores, Inc.	16,500	78
Coldwater Creek, Inc. *	8,502	45
Collective Brands, Inc. *	5,906	73
CSK Auto Corp. *	3,500	42
Dick’s Sporting Goods, Inc. *	11,000	315
Dillard’s Inc., Class A (a)	5,500	112
Dollar Tree, Inc. *	8,650	273
DSW, Inc., Class A *	3,500	54
Duckwall-ALCO Stores, Inc. *	1,800	21
Expedia, Inc. *	31,345	792
Family Dollar Stores, Inc. (a)	12,700	272
Finlay Enterprises, Inc. *	1,000	1
Foot Locker, Inc.	14,100	178
GameStop Corp., Class A *	12,048	663
Genesco, Inc. *	4,300	95
Genuine Parts Co.	13,500	573
Group 1 Automotive, Inc.	1,400	37
Guess?, Inc.	7,900	302
Handleman Co. *	6,600	5
Hibbett Sports, Inc. *	3,543	65
Hollywood Media Corp. *	1,100	3
IAC/InterActiveCorp. *	31,345	652
J. Crew Group, Inc. (a)*	5,500	261
J.C. Penney Co., Inc.	27,400	1,164
Kohl’s Corp. *	28,300	1,382
Liberty Media Corp. — Interactive Class A *	55,809	844
Limited Brands, Inc.	31,520	584
Lithia Motors, Inc., Class A	700	6
Lowe’s Cos., Inc.	122,500	3,086
Macy’s, Inc.	42,952	1,086
Midas, Inc. *	6,800	106
Monro Muffler Brake, Inc.	1,575	26
Mothers Work, Inc. *	2,500	35
Netflix, Inc. (a)*	6,000	192
NexCen Brands, Inc. *	1,100	3
Nordstrom, Inc.	20,600	726
O’Reilly Automotive, Inc. *	4,400	127
Office Depot, Inc. *	26,000	330
OfficeMax, Inc.	6,400	117
Pacific Sunwear of California, Inc. *	7,475	100
Penske Automotive Group, Inc. (a)	2,000	42
PetSmart, Inc.	11,100	248
Pomeroy IT Solutions, Inc. *	2,100	13
Priceline.com, Inc. *	3,983	508
RadioShack Corp.	10,700	149
Rent-A-Center, Inc. *	7,750	167
Retail Ventures, Inc. *	5,000	26
REX Stores Corp. *	1,875	30
Ross Stores, Inc.	13,400	449
Saks, Inc. *	10,800	141
Sally Beauty Holdings, Inc. (a)*	6,950	42
Sears Holdings Corp. (a)*	12,885	1,271
Select Comfort Corp. *	4,500	14
Shoe Carnival, Inc. *	1,200	17
Sonic Automotive, Inc., Class A	1,400	28
Source Interlink Cos., Inc. *	5,000	7
Stage Stores, Inc.	2,700	42
Staples, Inc.	61,800	1,341
Stein Mart, Inc.	3,800	20
Systemax, Inc.	2,500	40
Target Corp.	69,800	3,708
The Buckle, Inc.	5,250	255
The Cato Corp., Class A	4,300	74
The Children’s Place Retail Stores, Inc. *	1,800	42
The Dress Barn, Inc. *	6,000	81
The Finish Line, Inc., Class A	3,600	24
The Gap, Inc.	73,900	1,376
The Gymboree Corp. *	2,500	108
See financial notes. 19

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

The Home Depot, Inc.	146,070	4,207
The Men’s Wearhouse, Inc.	3,600	96
The Pep Boys — Manny, Moe & Jack	5,000	45
The Sherwin-Williams Co.	13,000	719
The Talbots, Inc. (a)	5,700	46
The TJX Cos., Inc.	40,400	1,302
The Wet Seal, Inc., Class A *	6,000	21
Tiffany & Co.	11,500	501
Tractor Supply Co. *	4,000	142
Trans World Entertainment Corp. *	1,500	5
TravelCenters of America LLC *	600	2
Tuesday Morning Corp. *	2,500	14
Tween Brands, Inc. *	1,742	33
Ulta Salon, Cosmetics & Fragrance, Inc. *	4,000	57
Urban Outfitters, Inc. *	12,800	438
ValueVision Media, Inc., Class A *	1,400	8
West Marine, Inc. *	2,500	13
Williams-Sonoma, Inc. (a)	9,200	243
Winmark Corp. *	1,200	21
Zale Corp. (a)*	5,020	104

		42,590
Semiconductors & Semiconductor Equipment 2.3%

Actel Corp. *	1,100	18
Advanced Energy Industries, Inc. *	3,900	55
Advanced Micro Devices, Inc. (a)*	34,200	204
Alliance Semiconductor Corp.	1,200	1
Altera Corp.	30,400	647
Amkor Technology, Inc. *	14,400	138
ANADIGICS, Inc. *	1,150	13
Analog Devices, Inc.	30,200	973
Applied Materials, Inc.	139,098	2,596
Asyst Technologies, Inc. *	1,700	6
Atmel Corp. *	37,900	141
ATMI, Inc. *	1,400	41
Axcelis Technologies, Inc. *	7,044	38
AXT, Inc. *	800	4
Broadcom Corp., Class A *	40,700	1,057
Brooks Automation, Inc. *	5,585	58
Cabot Microelectronics Corp. *	660	23
CEVA, Inc. *	433	4
Cirrus Logic, Inc. *	3,800	27
Cohu, Inc.	1,100	19
Credence Systems Corp. *	1,700	2
Cree, Inc. (a)*	6,000	156
Cymer, Inc. *	4,200	109
Cypress Semiconductor Corp. *	8,500	239
Diodes, Inc. *	6,412	173
DSP Group, Inc. *	3,300	43
EMCORE Corp. (a)*	1,500	9
Entegris, Inc. *	14,299	108
Exar Corp. *	3,834	32
Fairchild Semiconductor International, Inc. *	8,600	112
FEI Co. *	1,500	33
FormFactor, Inc. *	2,500	48
FSI International, Inc. *	1,300	2
hi/fn, Inc. *	800	4
Integrated Device Technology, Inc. *	16,120	172
Integrated Silicon Solution, Inc. *	3,038	18
Intel Corp.	483,832	10,770
International Rectifier Corp. *	6,600	150
Intersil Corp., Class A	12,364	330
IXYS Corp. *	900	6
KLA-Tencor Corp.	15,000	655
Kopin Corp. *	2,500	7
Kulicke and Soffa Industries, Inc. *	4,400	29
Lam Research Corp. *	11,600	474
Lattice Semiconductor Corp. *	4,600	16
Linear Technology Corp. (a)	25,000	874
LSI Corp. *	62,387	387
LTX Corp. *	1,900	6
Marvell Technology Group Ltd. *	32,400	420
Mattson Technology, Inc. *	4,100	20
Maxim Integrated Products, Inc.	25,453	535
MEMC Electronic Materials, Inc. *	16,300	1,026
Micrel, Inc.	6,800	67
Microchip Technology, Inc. (a)	16,475	605
Micron Technology, Inc. (a)*	52,699	407
Microsemi Corp. *	7,652	188
MIPS Technologies, Inc. *	1,100	5
MKS Instruments, Inc. *	4,300	98
MoSys, Inc. *	1,200	6
Nanometrics, Inc. *	300	2
National Semiconductor Corp.	29,200	595
Novellus Systems, Inc. *	11,171	244
NVIDIA Corp. *	42,000	863
OmniVision Technologies, Inc. (a)*	4,800	77
ON Semiconductor Corp. (a)*	29,165	218
Pericom Semiconductor Corp. *	600	10
Photronics, Inc. *	9,400	100
PLX Technology, Inc. *	1,300	11
PMC-Sierra, Inc. *	8,800	68
Rambus, Inc. *	8,200	188
RF Micro Devices, Inc. *	16,020	54
Rudolph Technologies, Inc. *	1,318	13
Semitool, Inc. *	4,300	38
Semtech Corp. *	6,000	97
Silicon Image, Inc. *	6,500	39
Silicon Laboratories, Inc. *	5,000	169
Silicon Storage Technology, Inc. *	7,000	22
SiRF Technology Holdings, Inc. *	3,500	21
Skyworks Solutions, Inc. *	5,689	49
Standard Microsystems Corp. *	3,600	107
20 See financial notes.

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Supertex, Inc. *	1,400	30
Techwell, Inc. *	2,500	26
Teradyne, Inc. *	15,559	207
Tessera Technologies, Inc. *	3,000	61
Texas Instruments, Inc.	143,397	4,181
Three-Five Systems, Inc. *	1,099	—
Trident Microsystems, Inc. *	5,000	22
TriQuint Semiconductor, Inc. *	5,310	35
Ultratech, Inc. *	1,300	19
Varian Semiconductor Equipment Associates, Inc. *	7,875	288
Veeco Instruments, Inc. *	3,500	66
Virage Logic Corp. *	1,400	8
Xilinx, Inc.	27,600	684
Zoran Corp. *	4,261	56

		33,072
Software & Services 7.3%

Accenture Ltd., Class A	72,000	2,704
ACI Worldwide, Inc. *	5,200	115
Activision, Inc. *	22,866	619
Actuate Corp. *	8,600	35
Acxiom Corp.	13,300	157
Adobe Systems, Inc. *	46,210	1,723
Advent Software, Inc. *	4,100	163
Affiliated Computer Services, Inc., Class A *	9,900	524
Akamai Technologies, Inc. *	12,138	434
Alliance Data Systems Corp. *	6,600	379
Ansoft Corp. *	4,600	153
ANSYS, Inc. *	6,800	274
Ariba, Inc. *	11,570	137
Aspen Technology, Inc. *	8,500	117
Autodesk, Inc. *	16,800	638
Automatic Data Processing, Inc.	48,100	2,126
BearingPoint, Inc. (a)*	7,100	13
Blackbaud, Inc.	3,000	70
BMC Software, Inc. *	29,000	1,008
Borland Software Corp. *	3,000	5
Bottomline Technologies, Inc. *	5,000	53
Broadridge Financial Solutions, Inc.	12,025	224
CA, Inc.	47,508	1,052
CACI International, Inc., Class A *	2,100	105
Cadence Design Systems, Inc. *	22,600	252
Captaris, Inc. *	2,200	11
Catapult Communications Corp. *	1,600	12
Chordiant Software, Inc. *	440	2
CIBER, Inc. *	7,300	46
Citrix Systems, Inc. *	20,000	655
CMGI, Inc. *	3,950	55
CNET Networks, Inc. *	9,983	77
Cognizant Technology Solutions Corp., Class A *	21,200	684
Computer Sciences Corp. *	16,238	708
Compuware Corp. *	27,900	210
Convergys Corp. *	10,500	165
CSG Systems International, Inc. *	5,400	65
CyberSource Corp. *	5,457	99
DealerTrack Holdings, Inc. *	3,100	60
Digimarc Corp. *	7,500	76
Digital River, Inc. *	2,100	69
DST Systems, Inc. (a)*	8,100	485
Dynamics Research Corp. *	1,200	12
EarthLink, Inc. *	17,050	156
eBay, Inc. *	110,848	3,468
Edgewater Technology, Inc. *	767	5
Electronic Arts, Inc. *	25,200	1,297
Electronic Data Systems Corp.	42,100	781
eLoyalty Corp. *	190	1
Entrust, Inc. *	11,300	28
Epicor Software Corp. *	4,000	32
EPIQ Systems, Inc. *	825	13
Equinix, Inc. *	2,565	232
Euronet Worldwide, Inc. *	2,500	44
Exlservice Holdings, Inc. *	5,000	126
FactSet Research Systems, Inc.	3,750	225
Fair Isaac Corp.	7,744	192
FalconStor Software, Inc. *	1,200	10
Fidelity National Information Services, Inc.	16,314	588
Fiserv, Inc. *	15,300	773
Forrester Research, Inc. *	4,100	118
Gartner, Inc. *	10,300	236
Global Payments, Inc.	6,240	276
Google, Inc., Class A *	27,900	16,023
GSE Systems, Inc. *	424	3
Hackett Group, Inc. *	1,700	7
Hewitt Associates, Inc., Class A *	9,425	386
iGATE Corp. *	9,600	78
Informatica Corp. *	6,700	107
InfoSpace, Inc.	3,872	47
infoUSA, Inc.	4,800	27
Interactive Intelligence, Inc. *	4,000	51
Internet Capital Group, Inc. *	350	4
Intervoice, Inc. *	1,678	11
Interwoven, Inc. *	5,925	67
Intuit, Inc. *	33,430	902
Iron Mountain, Inc. *	14,680	403
j2 Global Communications, Inc. *	4,000	86
Jack Henry & Associates, Inc.	6,300	166
JDA Software Group, Inc. *	4,500	85
Kana Software, Inc. *	528	1
Lawson Software, Inc. *	14,500	116
LookSmart, Ltd. *	480	2
Macrovision Corp. *	3,100	49
Magma Design Automation, Inc. *	7,200	67
Manhattan Associates, Inc. *	4,300	112
See financial notes. 21

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

ManTech International Corp., Class A *	5,000	239
MasterCard, Inc., Class A (a)	10,000	2,782
MAXIMUS, Inc.	4,200	159
McAfee, Inc. *	14,445	480
Mentor Graphics Corp. *	8,200	83
Metavante Technologies, Inc. *	7,550	178
MICROS Systems, Inc. *	22,000	784
Microsoft Corp.	800,850	22,840
MicroStrategy, Inc., Class A *	856	76
Midway Games, Inc. *	5,600	14
Moldflow Corp. *	300	6
MoneyGram International, Inc.	7,500	12
Move, Inc. *	5,020	16
MPS Group, Inc. *	11,400	122
MSC.Software Corp. *	1,800	22
Napster, Inc. *	724	1
NAVTEQ *	8,600	638
NetScout Systems, Inc. *	7,300	73
NeuStar, Inc., Class A *	6,300	173
Novell, Inc. *	25,600	161
Nuance Communications, Inc. (a)*	1,974	40
NYFIX, Inc. *	750	3
Omniture, Inc. *	5,000	114
Openwave Systems, Inc.	7,771	17
OPNET Technologies, Inc. *	3,600	33
Oracle Corp. *	434,449	9,058
Parametric Technology Corp. *	8,680	151
Paychex, Inc. (a)	32,400	1,178
Perot Systems Corp., Class A *	9,100	142
Phoenix Technologies Ltd. *	4,100	48
PLATO Learning, Inc. *	1,433	4
Progress Software Corp. *	4,200	127
Quality Systems, Inc. (a)	2,000	64
Quest Software, Inc. *	7,700	103
Radiant Systems, Inc. *	3,800	51
RealNetworks, Inc. *	18,900	116
Red Hat, Inc. *	14,600	300
Renaissance Learning, Inc.	2,100	30
S1 Corp. *	12,930	87
Saba Software, Inc. *	3,849	14
SAIC, Inc. *	9,500	181
Salesforce.com, Inc. *	8,500	567
Sapient Corp. *	9,100	65
SAVVIS, Inc. *	4,000	59
Secure Computing Corp. *	3,200	21
Solera Holdings, Inc. *	5,000	129
SonicWALL, Inc. *	7,400	57
SourceForge, Inc. (a)*	4,527	8
SPSS, Inc. *	3,200	135
SRA International, Inc., Class A *	5,000	131
StarTek, Inc. *	3,900	37
SumTotal Systems, Inc. *	463	2
SupportSoft, Inc. *	11,600	42
Sybase, Inc. (a)*	19,036	560
Symantec Corp. *	93,673	1,613
Symyx Technologies, Inc. *	3,800	29
Synopsys, Inc. *	13,684	316
Synplicity, Inc. *	4,200	33
Syntel, Inc.	2,500	83
Take-Two Interactive Software, Inc. *	6,000	157
TeleCommunication Systems, Inc., Class A *	1,300	5
Think Partnership, Inc. *	5,600	5
THQ, Inc. *	5,425	115
TIBCO Software, Inc. *	16,000	123
TiVo, Inc. *	4,500	37
Total System Services, Inc.	28,204	671
Unisys Corp. *	27,600	115
United Online, Inc.	8,650	92
USinternetworking, Inc. *	1,100	—
ValueClick, Inc. *	8,500	170
VeriFone Holdings, Inc. *	6,600	74
VeriSign, Inc. *	20,875	753
Vignette Corp. *	3,394	39
Visa, Inc., Class A *	70,000	5,841
VMware, Inc., Class A (a)*	30,000	1,999
WebMD Health Corp., Class A (a)*	5,600	176
Websense, Inc. *	7,500	146
Website Pros, Inc. *	223	2
Western Union Co.	62,932	1,447
Wind River Systems, Inc. *	10,060	83
Yahoo!, Inc. *	111,144	3,046

		103,675
Technology Hardware & Equipment 6.7%

3Com Corp. *	17,900	43
Adaptec, Inc. *	5,700	16
ADC Telecommunications, Inc. *	9,431	132
ADTRAN, Inc.	7,000	166
Agilent Technologies, Inc. *	39,317	1,188
Agilysys, Inc.	1,360	15
Alcatel-Lucent, ADR	58,935	393
Amphenol Corp., Class A	17,600	813
Anaren, Inc. *	3,300	44
Anixter International, Inc. *	3,300	188
Apple, Inc. *	75,000	13,046
Arris Group, Inc. *	5,775	47
Arrow Electronics, Inc. *	12,000	326
Avid Technology, Inc. (a)*	3,756	78
Avnet, Inc. *	11,288	296
Avocent Corp. *	3,963	77
AVX Corp.	14,000	184
Aware, Inc. *	1,100	4
Bel Fuse, Inc., Class A	1,200	34
Bell Microproducts, Inc. *	1,000	2
Benchmark Electronics, Inc. *	4,830	86
Black Box Corp.	1,700	51
22 See financial notes.

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Blue Coat Systems *	680	14
Brightpoint, Inc. *	4,454	41
Brocade Communications Systems, Inc. *	32,535	233
CalAmp Corp. *	1,000	3
Checkpoint Systems, Inc. *	4,600	119
Ciena Corp. *	2,470	83
Cisco Systems, Inc. *	511,909	13,125
Cogent, Inc. *	7,500	70
Cognex Corp.	2,900	73
Coherent, Inc. *	1,300	39
Comarco, Inc. *	500	2
CommScope, Inc. *	5,323	253
Comtech Telecommunications Corp. *	2,175	84
Corning, Inc.	121,807	3,253
Cosine Communications, Inc. *	730	2
CPI International, Inc. *	6,000	69
CTS Corp.	5,800	65
Daktronics, Inc. (a)	5,200	77
Data Domain, Inc. (a)*	4,500	98
Ddi Corp. *	1	—
Dell, Inc. *	189,400	3,529
Diebold, Inc.	5,300	208
Dolby Laboratories, Inc., Class A *	8,800	353
Dycom Industries, Inc. *	3,300	47
Echelon Corp. (a)*	3,700	42
EchoStar Corp., Class A *	7,540	235
Electro Scientific Industries, Inc. *	1,300	21
Electronics for Imaging, Inc. *	3,400	49
EMC Corp. *	199,686	3,075
EMS Technologies, Inc. *	1,000	26
Emulex Corp. *	5,900	77
Entertainment Distribution Co., Inc. *	2,300	1
Excel Technology, Inc. *	600	14
Extreme Networks, Inc. *	9,000	27
F5 Networks, Inc. *	6,600	149
Finisar Corp. *	7,900	11
Flextronics International Ltd. *	24,936	259
FLIR Systems, Inc. *	9,600	330
Foundry Networks, Inc. *	9,300	118
Frequency Electronics, Inc.	500	3
Gerber Scientific, Inc. *	5,400	50
Harmonic, Inc. *	6,342	52
Harris Corp.	14,000	756
Harris Stratex Networks, Inc., Class A *	700	7
Hewlett-Packard Co.	249,636	11,571
Hutchinson Technology, Inc. *	2,500	35
I.D. Systems, Inc. *	5,500	47
Imation Corp.	2,000	47
Immersion Corp. *	800	9
Infinera Corp. *	7,500	95
Ingram Micro, Inc., Class A *	13,400	228
Insight Enterprises, Inc. *	4,650	56
Intelli-Check, Inc. *	500	1
InterDigital, Inc. (a)*	4,500	91
Intermec, Inc. *	5,600	118
International Business Machines Corp.	131,510	15,873
Iomega Corp. *	12,400	47
Itron, Inc. (a)*	2,500	233
Ixia *	5,200	37
Jabil Circuit, Inc.	15,400	168
JDS Uniphase Corp. (a)*	17,553	251
Juniper Networks, Inc. *	40,565	1,120
Keithley Instruments, Inc.	3,200	34
KEMET Corp. *	6,700	27
L-1 Identity Solutions, Inc. *	756	11
LaserCard Corp. *	1,000	7
LeCroy Corp. *	900	7
Lexmark International, Inc., Class A *	10,900	342
LightPath Technologies, Inc. *	75	—
Littelfuse, Inc. *	2,000	74
MasTec, Inc. *	5,350	44
Maxwell Technologies, Inc. *	1,000	11
Measurement Specialties, Inc. *	700	11
Mercury Computer Systems, Inc. *	3,600	29
Merix Corp. *	3,700	7
Merrimac Industries, Inc. *	600	3
Methode Electronics, Inc.	3,600	39
Mettler-Toledo International, Inc. *	3,200	305
MOCON, Inc.	600	7
Molex, Inc.	16,125	458
Motorola, Inc. (a)	195,955	1,952
MRV Communications, Inc. *	4,307	7
MTS Systems Corp.	4,500	155
Multi-Fineline Electronix, Inc. (a)*	2,500	47
National Instruments Corp.	5,675	167
NCR Corp. *	23,800	586
NetApp, Inc. *	27,500	665
NETGEAR, Inc. *	3,000	49
Network Equipment Technologies, Inc. *	5,000	32
Newport Corp. *	4,200	48
Oplink Communications, Inc. *	657	6
OSI Systems, Inc. *	3,700	90
Packeteer, Inc. *	6,100	43
Palm, Inc. (a)	8,638	50
Park Electrochemical Corp.	3,600	98
Parkervision, Inc. (a)*	400	4
PC Connection, Inc. *	5,500	41
PC-Tel, Inc. *	6,400	53
Performance Technologies, Inc. *	1,600	8
Photon Dynamics, Inc. *	3,400	38
Planar Systems, Inc. *	3,700	8
See financial notes. 23

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Plantronics, Inc.	4,000	100
Plexus Corp. *	3,700	89
Polycom, Inc. *	9,200	206
Powerwave Technologies, Inc. *	3,583	10
Presstek, Inc. *	1,100	5
QLogic Corp. *	17,044	272
QUALCOMM, Inc.	135,100	5,835
Quantum Corp. *	5,500	10
Radisys Corp. *	3,700	35
Research Frontiers, Inc. *	800	5
Richardson Electronics Ltd.	1,300	8
Riverbed Technology, Inc. *	5,500	75
Rofin-Sinar Technologies, Inc. *	3,800	145
Rogers Corp. *	2,500	86
SanDisk Corp. *	19,500	528
Sanmina-SCI Corp. *	41,316	64
ScanSource, Inc. *	1,200	30
SCM Microsystems, Inc. *	1,200	4
SeaChange International, Inc. *	6,350	45
Seagate Technology	37,066	699
Soapstone Networks, Inc.	375	3
Sonus Networks, Inc. (a)*	19,400	78
Stratasys, Inc. *	2,700	52
Sun Microsystems, Inc. *	62,057	972
Sycamore Networks, Inc. *	27,900	90
Symmetricom, Inc. *	8,450	36
Synaptics, Inc. *	3,500	119
Tech Data Corp. *	5,300	178
Technitrol, Inc.	4,000	84
Tekelec *	8,700	128
Tellabs, Inc. *	34,564	178
Teradata Corp. *	23,800	507
TESSCO Technologies, Inc. *	1,350	18
ThinkEngine Networks, Inc. *	2,600	—
Tollgrade Communications, Inc. *	3,600	18
Trimble Navigation Ltd. *	11,792	387
TTM Technologies, Inc. *	4,400	59
Tyco Electronics Ltd.	38,525	1,441
UTStarcom, Inc. *	16,000	52
Vertel Corp. *	900	—
ViaSat, Inc. *	3,500	77
Vishay Intertechnology, Inc. *	36,688	347
Westell Technologies, Inc., Class A *	15,960	27
Western Digital Corp. *	18,700	542
Xerox Corp.	69,700	974
Xybernaut Corp. (b)*	1,400	—
Zebra Technologies Corp., Class A *	6,375	234
Zygo Corp. *	3,500	41

		94,854
Telecommunication Services 2.9%

Alaska Communication Systems Group, Inc.	5,000	56
American Tower Corp., Class A *	33,800	1,468
AT&T, Inc.	520,056	20,131
Atlantic Tele-Network, Inc.	3,250	101
Centennial Communications Corp. *	8,000	48
CenturyTel, Inc.	13,500	438
CIBL, Inc.	9	—
Cincinnati Bell, Inc. *	22,268	103
Citizens Communications Co.	37,119	398
Cogent Communications Group, Inc. *	3,900	82
Consolidated Communications Holdings, Inc.	2,622	38
Crown Castle International Corp. *	27,776	1,079
D&E Communications, Inc.	5,500	50
Embarq Corp.	11,576	481
FairPoint Communications, Inc.	4,669	43
General Communication, Inc., Class A *	10,500	65
HickoryTech Corp.	4,600	38
IDT Corp., Class B *	7,600	29
Iowa Telecommunications Services, Inc.	2,500	43
Kratos Defense & Security Solutions, Inc. *	1,800	3
Leap Wireless International, Inc. *	1,800	96
Level 3 Communications, Inc. (a)*	93,000	276
Lynch Interactive Corp. *	9	39
NII Holdings, Inc., Class B *	14,900	682
NTELOS Holdings Corp.	3,000	78
Qwest Communications International, Inc. (a)	151,337	781
Rural Cellular Corp., Class A *	4,200	187
SBA Communications Corp., Class A *	9,300	301
Shenandoah Telecommunications Co.	2,500	34
Sprint Nextel Corp.	236,530	1,890
SureWest Communications	5,500	77
Syniverse Holdings, Inc. *	10,400	163
Telephone & Data Systems, Inc.	10,600	406
Time Warner Telecom, Inc., Class A (a)*	14,000	274
United States Cellular Corp. *	6,100	336
USA Mobility, Inc. *	5,500	39
Verizon Communications, Inc.	247,572	9,527
Warwick Valley Telephone Co.	1,100	14
Windstream Corp.	31,624	371

		40,265
Transportation 2.0%

AirTran Holdings, Inc. (a)*	5,800	20
Alaska Air Group, Inc. *	1,900	41
Alexander & Baldwin, Inc.	3,400	171
AMERCO *	900	52
24 See financial notes.

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

AMR Corp. *	19,500	171
Arkansas Best Corp. (a)	1,100	43
Atlas Air Worldwide Holdings, Inc. *	3,000	182
Avis Budget Group, Inc. *	8,372	111
Burlington Northern Santa Fe Corp.	30,300	3,107
C.H. Robinson Worldwide, Inc.	15,000	940
Con-way, Inc.	4,500	208
Continental Airlines, Inc., Class B *	10,000	180
CSX Corp.	36,700	2,310
Dollar Thrifty Automotive Group, Inc. *	3,500	46
Expeditors International of Washington, Inc.	16,200	755
ExpressJet Holdings, Inc. *	16,500	50
FedEx Corp.	24,063	2,307
Forward Air Corp.	2,600	89
Genco Shipping & Trading Ltd. (a)	5,500	372
Heartland Express, Inc.	8,941	138
Hertz Global Holdings, Inc. *	26,000	334
Horizon Lines, Inc., Class A	5,200	55
Hub Group, Inc., Class A *	4,400	144
J.B. Hunt Transport Services, Inc.	13,000	442
JetBlue Airways Corp. (a)*	11,962	60
Kansas City Southern (a)*	7,550	340
Kirby Corp. (a)*	5,600	307
Knight Transportation, Inc. (a)	4,050	69
Landstar System, Inc.	15,200	790
MAIR Holdings, Inc. *	1,100	4
Mesa Air Group, Inc. *	10,100	7
Norfolk Southern Corp.	34,500	2,056
Old Dominion Freight Line, Inc. *	4,050	124
Pacer International, Inc.	2,800	52
Park-Ohio Holdings Corp. *	2,600	43
Pinnacle Airlines Corp. *	7,500	62
Quixote Corp.	1,300	15
Republic Airways Holdings, Inc. *	7,500	127
Ryder System, Inc.	6,400	438
Saia, Inc. *	6,100	84
SkyWest, Inc.	4,000	76
Southwest Airlines Co.	64,125	849
U S Airways Group, Inc. *	5,900	51
UAL Corp.	5,600	84
Union Pacific Corp.	22,000	3,194
United Parcel Service, Inc., Class B	91,480	6,624
Werner Enterprises, Inc.	5,832	114
YRC Worldwide, Inc. (a)*	5,004	81

		27,919
Utilities 3.5%

AGL Resources, Inc.	6,800	231
Allegheny Energy, Inc.	14,400	775
ALLETE, Inc.	5,233	219
Alliant Energy Corp.	11,800	445
Ameren Corp.	15,100	685
American Electric Power Co., Inc.	33,820	1,509
Aqua America, Inc. (a)	4,894	90
Aquila, Inc. *	33,200	120
Atmos Energy Corp.	9,200	255
Avista Corp.	3,800	78
Black Hills Corp.	3,900	152
CenterPoint Energy, Inc.	26,100	397
Central Vermont Public Service Corp.	6,200	144
CH Energy Group, Inc.	1,900	67
Cleco Corp.	3,400	82
CMS Energy Corp. (a)	19,900	290
Consolidated Edison, Inc.	23,500	978
Constellation Energy Group, Inc.	15,500	1,312
Dominion Resources, Inc.	49,480	2,147
DPL, Inc.	11,452	319
DTE Energy Co.	13,801	556
Duke Energy Corp.	102,856	1,883
Dynegy, Inc., Class A *	39,081	337
Edison International	37,710	1,967
El Paso Electric Co. *	5,300	120
Energen Corp.	5,200	355
Energy East Corp.	12,214	279
Entergy Corp.	15,700	1,803
Equitable Resources, Inc.	8,800	584
Exelon Corp.	54,474	4,656
FirstEnergy Corp.	28,217	2,134
Florida Public Utilities Co.	1,599	18
FPL Group, Inc.	32,900	2,181
Great Plains Energy, Inc.	6,500	167
Hawaiian Electric Industries, Inc.	7,700	190
IDACORP, Inc.	4,200	136
Integrys Energy Group, Inc.	5,040	241
MDU Resources Group, Inc.	16,425	474
Mirant Corp. *	17,700	728
National Fuel Gas Co.	5,800	297
New Jersey Resources Corp.	6,225	198
Nicor, Inc. (a)	3,000	105
NiSource, Inc.	22,864	409
Northeast Utilities	15,624	411
Northwest Natural Gas Co.	5,700	256
NRG Energy, Inc. *	14,000	615
NSTAR	7,734	249
OGE Energy Corp.	6,500	213
ONEOK, Inc.	12,900	621
Ormat Technologies, Inc.	2,800	138
Otter Tail Corp.	1,100	41
Pepco Holdings, Inc.	14,000	349
PG&E Corp.	29,900	1,196
Piedmont Natural Gas Co., Inc.	3,200	84
See financial notes. 25

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Pinnacle West Capital Corp.	6,800	231
PNM Resources, Inc.	5,500	80
PPL Corp.	32,500	1,561
Progress Energy, Inc.	21,159	888
Public Service Enterprise Group, Inc.	44,000	1,932
Puget Energy, Inc.	7,500	204
Questar Corp.	16,200	1,005
Reliant Energy, Inc. *	28,125	724
SCANA Corp.	10,405	410
Sempra Energy	21,675	1,228
Sierra Pacific Resources	20,476	279
Southern Co.	58,600	2,182
Southern Union Co.	9,874	253
Southwest Gas Corp.	3,600	104
Spectra Energy Partners LP	2,000	49
TECO Energy, Inc.	23,700	379
The AES Corp. *	55,096	957
The Laclede Group, Inc.	3,300	125
UGI Corp.	10,700	278
UIL Holdings Corp.	3,166	99
Unisource Energy Corp.	3,800	119
Unitil Corp.	600	16
Vectren Corp.	5,766	163
Westar Energy, Inc.	8,200	190
WGL Holdings, Inc.	3,000	98
Wisconsin Energy Corp.	11,400	541
Xcel Energy, Inc.	34,195	711

		49,092

Total Common Stock (Cost $1,078,963)		1,395,279

Foreign Common Stock 0.2% of net assets

Bermuda 0.2%

Capital Goods 0.1%
Aircastle Ltd.	5,500	77
Foster Wheeler Ltd. *	10,400	662

		739

Consumer Durables & Apparel 0.0%
Helen of Troy Ltd. *	5,000	85

Consumer Services 0.0%
Orient-Express Hotels Ltd., Class A	1,600	74

Diversified Financials 0.1%
Invesco Ltd.	35,000	898

Insurance 0.0%
Flagstone Reinsurance Holdings Ltd.	7,500	92
Validus Holdings Ltd.	6,500	148

		240
Software & Services 0.0%
Genpact Ltd. *	15,000	214

		2,250

Singapore 0.0%

Semiconductors & Semiconductor Equipment 0.0%
Verigy Ltd. *	4,813	103

United Kingdom 0.0%

Transportation 0.0%
UTI Worldwide, Inc.	4,300	95

Total Foreign Common Stock (Cost $2,234)		2,448

Preferred Stock 0.1% of net assets

Health Care Equipment & Services 0.0%

National Healthcare Corp., Series A *	2,300	32

Real Estate 0.1%

Simon Property Group, Inc.	19,520	1,949

Total Preferred Stock (Cost $754)		1,981

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.8% of net assets

Commercial Paper & Other Obligations 0.7%

Wachovia, London Time Deposit 2.09%, 05/01/08	10,260	10,260

U.S. Treasury Obligation 0.1%

U.S. Treasury Bill 0.96%, 06/19/08 (c)	1,000	999

Total Short-Term Investment (Cost $11,259)		11,259

End of Investments.
26 See financial notes.

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Collateral Invested for Securities on Loan 4.7% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	66,281,804	66,282

End of collateral invested for securities on loan.
(All dollar amounts are x 1,000)
At 04/30/08 the tax basis cost of the fund’s investments was $1,094,031 and the unrealized appreciation and depreciation were $474,765 and ($157,829), respectively, with a net unrealized appreciation of $316,936.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by Management.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	Issuer is affiliated with the fund’s adviser.
ADR — American Depositary Receipt
In addition to the above, the fund held the following at 04/30/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contracts

Russell 2000 Index, e-mini, Long, expires 06/20/08	15	1,076	(3)
S & P 500 Index, e-mini, Long, expires 06/20/08	130	9,009	(35)

			(38)
See financial notes. 27

Schwab International Index Fund

Portfolio Holdings as of April 30, 2008 (Unaudited)
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.8%	Common Stock	1,091,861	1,913,754
0.2%	Preferred Stock	2,466	2,844
—%	Rights	—	578
0.4%	Short-Term Investment	7,030	7,030

99.4%	Total Investments	1,101,357	1,924,206
10.0%	Collateral Invested for Securities on Loan	194,695	194,695
(9.4)%	Other Assets and Liabilities, Net		(182,740)

100.0%	Total Net Assets		1,936,161

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 98.8% of net assets

Australia 5.0%

Banks 1.6%
Australia & New Zealand Banking Group Ltd.	302,761	6,250
Commonwealth Bank of Australia	208,546	8,791
National Australia Bank Ltd.	262,211	7,424
St. George Bank Ltd.	91,790	2,297
Westpac Banking Corp.	298,794	6,882

		31,644
Commercial Services & Supplies 0.1%
Brambles Ltd.	236,391	1,973
Diversified Financials 0.1%
Macquarie Group Ltd. (a)	41,564	2,475
Energy 0.2%
Woodside Petroleum Ltd.	70,492	3,712
Food & Staples Retailing 0.4%
Wesfarmers Ltd.	59,508	2,083
Wesfarmers Ltd., Price Protected Shares	26,408	932
Woolworths Ltd.	192,204	5,190

		8,205
Food, Beverage & Tobacco 0.1%
Foster’s Group Ltd.	310,703	1,483
Insurance 0.4%
AMP Ltd.	283,951	2,099
QBE Insurance Group Ltd.	132,410	3,172
Suncorp-Metway Ltd.	148,012	1,904

		7,175
Materials 1.6%
BHP Billiton Ltd.	581,476	23,440
Newcrest Mining Ltd.	74,314	2,041
Rio Tinto Ltd. (a)	44,243	5,709

		31,190
Pharmaceuticals & Biotechnology 0.2%
CSL Ltd.	90,137	3,374
Real Estate 0.3%
Westfield Group	324,025	5,568

		96,799
Austria 0.3%

Banks 0.1%
Erste Bank der oesterreichischen Sparkassen AG	33,336	2,457
Energy 0.1%
OMV AG	25,065	1,883
Telecommunication Services 0.1%
Telekom Austria AG	54,842	1,350

		5,690
Belgium 1.1%

Banks 0.4%
Dexia S.A.	129,799	3,583
KBC GROEP N.V. *	34,679	4,668

		8,251
Diversified Financials 0.6%
Fortis NPV (a)	358,772	9,736
Groupe Bruxelles Lambert S.A.	13,694	1,733

		11,469
Food, Beverage & Tobacco 0.1%
InBev N.V. (a)	33,347	2,733

		22,453
See financial notes. 1

Schwab International Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Bermuda 0.1%

Retailing 0.1%
Esprit Holdings Ltd.	171,000	2,106
Canada 8.0%

Banks 1.7%
Bank of Montreal	82,275	4,093
Bank of Nova Scotia (a)	162,452	7,714
Canadian Imperial Bank of Commerce	56,793	4,182
Royal Bank of Canada (a)	208,629	9,948
The Toronto-Dominion Bank	118,956	7,809

		33,746
Energy 2.6%
Cameco Corp.	53,209	1,850
Canadian Natural Resources Ltd.	88,025	7,477
Enbridge, Inc.	59,980	2,467
EnCana Corp.	132,106	10,658
Husky Energy, Inc.	40,993	1,851
Imperial Oil Ltd.	52,047	3,071
Nexen, Inc.	84,914	2,943
Petro-Canada	79,554	3,986
Suncor Energy, Inc.	76,474	8,630
Talisman Energy, Inc.	162,888	3,295
TransCanada Corp. (a)	91,572	3,355

		49,583
Food & Staples Retailing 0.1%
Shoppers Drug Mart Corp.	34,748	1,835
Insurance 0.8%
Manulife Financial Corp. (a)	248,015	9,696
Power Corp. of Canada (a)	48,677	1,707
Sun Life Financial, Inc. (a)	97,223	4,700

		16,103
Materials 1.4%
Agrium, Inc.	25,529	2,007
Barrick Gold Corp.	137,399	5,281
Goldcorp, Inc.	107,739	3,831
Kinross Gold Corp.	98,913	1,869
Potash Corp. of Saskatchewan, Inc.	49,635	9,137
Teck Cominco Ltd., Class B	67,862	2,953
Yamana Gold, Inc.	109,204	1,400

		26,478
Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	76,135	2,483
Technology Hardware & Equipment 0.5%
Research In Motion Ltd. *	78,948	9,610
Telecommunication Services 0.5%
BCE, Inc.	132,156	4,829
Rogers Communications, Inc., Class B	88,703	3,947

		8,776
Transportation 0.3%
Canadian National Railway Co.	86,466	4,528
Canadian Pacific Railway Ltd.	25,153	1,733

		6,261

		154,875
Denmark 0.6%

Banks 0.1%
Danske Bank A/S (a)	76,837	2,645
Capital Goods 0.2%
Vestas Wind Systems A/S *	30,401	3,296
Pharmaceuticals & Biotechnology 0.2%
Novo Nordisk A/S, Class B	75,894	5,193
Transportation 0.1%
AP Moller — Maersk A/S, Series B (a)	159	1,640

		12,774
Finland 1.3%

Materials 0.1%
Stora Enso Oyj, Class R (a)	103,510	1,272
UPM-Kymmene Oyj	83,482	1,601

		2,873
Technology Hardware & Equipment 1.0%
Nokia Oyj (a)	653,383	19,644
Utilities 0.2%
Fortum Oyj	68,798	2,910

		25,427
France 11.0%

Automobiles & Components 0.4%
Compagnie Generale des Etablissements Michelin, Class B	23,759	2,156
PSA Peugeot Citroen	28,624	1,986
Renault S.A.	30,704	3,129

		7,271
Banks 1.6%
BNP Paribas	148,597	15,841
Credit Agricole S.A.	120,954	4,048
Societe Generale	76,537	8,891
2 See financial notes.

Schwab International Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Societe Generale *	19,134	2,217

		30,997
Capital Goods 1.0%
Alstom	16,016	3,680
Compagnie de Saint-Gobain	58,875	4,684
Schneider Electric S.A. (a)	38,335	4,665
Vallourec S.A.	5,738	1,555
Vinci S.A.	75,896	5,568

		20,152
Consumer Durables & Apparel 0.2%
LVMH Moet Hennessy Louis Vuitton S.A.	40,824	4,634
Consumer Services 0.2%
Accor S.A.	37,106	3,057
Energy 1.7%
Total S.A.	399,919	33,500
Food & Staples Retailing 0.4%
Carrefour S.A. (a)	96,720	6,785
Food, Beverage & Tobacco 0.6%
Groupe Danone	83,440	7,345
Pernod Ricard S.A.	36,514	4,176

		11,521
Health Care Equipment & Services 0.1%
Essilor International S.A.	32,662	2,026
Household & Personal Products 0.2%
L’Oreal S.A. (a)	40,437	4,778
Insurance 0.6%
Axa (a)	294,219	10,871
Materials 0.5%
Air Liquide S.A.	37,896	5,683
Lafarge S.A.	27,323	4,899

		10,582
Media 0.5%
Lagardere S.C.A. (a)	22,134	1,578
Vivendi *	181,776	7,329

		8,907
Pharmaceuticals & Biotechnology 0.7%
Sanofi-Aventis	170,773	13,163
Real Estate 0.2%
Unibail-Rodamco	12,110	3,110
Retailing 0.1%
Prinault-Printemps-Redoute S.A.	12,173	1,574
Technology Hardware & Equipment 0.1%
Alcatel-Lucent	358,710	2,401
Telecommunication Services 0.6%
Bouygues S.A. (a)	42,577	3,155
France Telecom S.A.	249,875	7,819

		10,974
Utilities 1.3%
Electricite de France	39,070	4,084
Gaz de France (GDF)	31,977	2,097
Suez S.A.	220,944	15,568
Veolia Environnement	59,976	4,320

		26,069

		212,372
Germany 8.9%

Automobiles & Components 1.4%
Bayerische Motoren Werke (BMW) AG	54,349	2,963
Continental AG	22,867	2,674
Daimler AG — Reg’d	171,504	13,335
Volkswagen AG	25,393	7,477

		26,449
Banks 0.2%
Commerzbank AG	105,004	3,764
Capital Goods 1.0%
MAN AG	19,617	2,722
Siemens AG	148,578	17,385

		20,107
Consumer Durables & Apparel 0.1%
Adidas AG	34,078	2,162
Diversified Financials 0.8%
Deutsche Bank AG — Reg’d	85,135	10,152
Deutsche Boerse AG	33,200	4,828

		14,980
Health Care Equipment & Services 0.1%
Fresenius Medical Care AG & Co. KGaA	30,500	1,610
Insurance 1.1%
Allianz SE — Reg’d	73,400	14,914
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	36,694	7,070

		21,984
Materials 1.5%
BASF SE (a)	81,412	11,574
Bayer AG (a)	127,406	10,788
See financial notes. 3

Schwab International Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Linde AG	19,486	2,841
ThyssenKrupp AG	66,828	4,168

		29,371
Software & Services 0.4%
SAP AG	146,240	7,319
Telecommunication Services 0.5%
Deutsche Telekom AG — Reg’d	485,962	8,693
Transportation 0.2%
Deutsche Post AG — Reg’d	125,827	3,906
Utilities 1.6%
E.ON AG (a)	113,017	22,925
RWE AG	74,676	8,588

		31,513

		171,858
Greece 0.5%

Banks 0.4%
Alpha Bank A.E.	65,044	2,221
National Bank of Greece S.A.	58,220	3,202
Piraeus Bank S.A.	55,440	1,883

		7,306
Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. (OTE)	57,905	1,717

		9,023
Hong Kong 1.2%

Banks 0.1%
Hang Seng Bank Ltd.	121,836	2,434
Capital Goods 0.2%
Hutchison Whampoa Ltd.	336,370	3,287
Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	185,018	3,781
Real Estate 0.5%
Cheung Kong (Holdings) Ltd.	244,628	3,821
Sun Hung Kai Properties Ltd.	210,604	3,680
Swire Pacific Ltd., Class A	167,890	1,965

		9,466
Utilities 0.2%
CLP Holdings Ltd.	270,080	2,143
Hong Kong & China Gas Co., Ltd.	612,000	1,789

		3,932

		22,900
Ireland 0.6%

Banks 0.3%
Allied Irish Banks plc	138,658	2,915
Anglo Irish Bank Corp. plc	124,065	1,728
Bank of Ireland	155,007	2,135

		6,778
Materials 0.2%
CRH plc	87,100	3,331
Pharmaceuticals & Biotechnology 0.1%
Elan Corp. plc *	76,904	2,043

		12,152
Italy 3.8%

Automobiles & Components 0.1%
Fiat S.p.A. (a)	103,597	2,303
Banks 1.7%
Banco Popolare Societa Cooperativa *	109,760	2,165
Intesa Sanpaolo S.p.A.	1,516,907	11,277
UniCredit S.p.A.	2,190,129	16,506
Unione di Banche Italiane S.C.p.A.	102,112	2,687

		32,635
Energy 0.8%
Eni S.p.A.	409,247	15,751
Insurance 0.4%
Assicurazioni Generali S.p.A.	200,193	8,850
Telecommunication Services 0.3%
Telecom Italia RNC S.p.A. (a)	963,731	1,569
Telecom Italia S.p.A.	1,808,111	3,781

		5,350
Transportation 0.1%
Atlantia S.p.A.	46,829	1,532
Utilities 0.4%
Enel S.p.A.	673,205	7,304

		73,725
Japan 15.6%

Automobiles & Components 2.0%
Bridgestone Corp.	91,657	1,687
Denso Corp.	71,600	2,497
Honda Motor Co., Ltd.	251,039	8,012
Nissan Motors Co., Ltd.	337,196	3,007
Toyota Motor Corp.	451,003	22,984

		38,187
4 See financial notes.

Schwab International Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Banks 2.3%
Mitsubishi UFJ Financial Group, Inc.	1,632,070	17,984
Mizuho Financial Group, Inc. (a)	1,821	9,477
Resona Holdings, Inc.	948	1,822
Sumitomo Mitsui Financial Group, Inc.	1,269	10,920
The Bank of Yokohama Ltd.	214,000	1,572
The Sumitomo Trust & Banking Co., Ltd.	253,950	2,283

		44,058
Capital Goods 1.9%
Asahi Glass Co., Ltd.	143,000	1,708
Daikin Industries Ltd.	43,300	2,167
Fanuc Ltd.	32,300	3,405
Itochu Corp.	237,000	2,482
Komatsu Ltd.	140,609	4,279
Mitsubishi Corp.	227,000	7,307
Mitsubishi Electric Corp.	303,000	3,105
Mitsubishi Heavy Industries Ltd.	565,000	2,628
Mitsui & Co., Ltd.	254,000	5,965
Sumitomo Corp.	188,000	2,531
Sumitomo Electric Industries Ltd.	124,000	1,600

		37,177
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	87,000	1,339
Secom Co., Ltd	38,500	1,806

		3,145
Consumer Durables & Apparel 1.0%
Matsushita Electric Industrial Co., Ltd.	328,912	7,677
Nikon Corp.	55,000	1,589
Sharp Corp.	144,785	2,439
Sony Corp.	167,500	7,723

		19,428
Diversified Financials 0.5%
Daiwa Securities Group, Inc.	202,045	2,005
Nomura Holdings, Inc.	311,000	5,431
ORIX Corp.	16,000	2,894

		10,330
Food & Staples Retailing 0.3%
Aeon Co., Ltd.	106,200	1,557
Seven & I Holdings Co., Ltd.	133,203	3,987

		5,544
Food, Beverage & Tobacco 0.3%
Japan Tobacco, Inc.	750	3,647
Kirin Holdings Co., Ltd.	136,000	2,433

		6,080
Household & Personal Products 0.1%
Kao Corp.	78,619	2,129
Insurance 0.5%
Millea Holdings, Inc.	129,500	5,489
Mitsui Sumitomo Insurance Group Holdings, Inc. *	63,562	2,530
T&D Holdings, Inc.	37,000	2,370

		10,389
Materials 1.0%
JFE Holdings, Inc.	91,000	4,999
Nippon Steel Corp.	969,000	5,454
Shin-Etsu Chemical Co., Ltd.	58,280	3,609
Sumitomo Chemical Co., Ltd.	229,000	1,488
Sumitomo Metal Industries Ltd.	658,000	2,771

		18,321
Pharmaceuticals & Biotechnology 0.8%
Astellas Pharma, Inc.	79,370	3,267
Daiichi Sankyo Co., Ltd.	105,500	2,907
Eisai Co., Ltd.	45,000	1,594
Takeda Pharmaceutical Co., Ltd.	130,200	6,884

		14,652
Real Estate 0.5%
Mitsubishi Estate Co., Ltd.	195,502	5,686
Mitsui Fudosan Co., Ltd.	125,777	3,178
Sumitomo Realty & Development Co., Ltd.	66,000	1,654

		10,518
Semiconductors & Semiconductor Equipment 0.1%
Tokyo Electron Ltd.	28,000	1,819
Software & Services 0.5%
Nintendo Co., Ltd.	18,239	10,082
Technology Hardware & Equipment 1.5%
Canon, Inc.	197,995	9,955
FUJIFILM Holdings Corp.	79,811	3,085
Fujitsu Ltd.	326,000	2,086
Hitachi Ltd.	487,079	3,285
Hoya Corp.	69,607	1,943
Kyocera Corp.	24,500	2,263
Murata Manufacturing Co., Ltd.	32,574	1,729
Ricoh Co., Ltd.	94,000	1,627
Toshiba Corp.	471,178	3,912

		29,885
Telecommunication Services 0.8%
KDDI Corp.	519	3,337
Nippon Telegraph & Telephone Corp.	1,405	6,051
NTT DoCoMo, Inc.	2,615	3,841
See financial notes. 5

Schwab International Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

SOFTBANK Corp. *	109,000	2,205

		15,434
Transportation 0.5%
Central Japan Railway Co.	272	2,670
East Japan Railway Co.	562	4,485
Mitsui O.S.K. Lines Ltd.	175,000	2,416

		9,571
Utilities 0.8%
Chubu Electric Power Co., Inc.	102,100	2,398
Kyushu Electric Power Co., Inc.	58,493	1,331
The Kansai Electric Power Co., Inc.	130,000	3,105
The Tokyo Electric Power Co., Inc.	181,890	4,647
Tohoku Electric Power Co., Inc.	66,800	1,520
Tokyo Gas Co., Ltd.	394,201	1,514

		14,515

		301,264
Luxembourg 0.6%

Materials 0.6%
ArcelorMittal	131,278	11,512

Netherlands 3.0%

Capital Goods 0.4%
European Aeronautic Defence & Space Co. (a)	61,252	1,528
Koninklijke (Royal) Philips Electronics N.V.	184,916	6,950

		8,478
Diversified Financials 0.7%
ING Groep N.V. C.V.A.	360,281	13,648
Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	222,779	3,291
Food, Beverage & Tobacco 0.6%
Heineken N.V.	43,960	2,548
Unilever N.V. C.V.A.	264,523	8,830

		11,378
Insurance 0.2%
Aegon N.V.	212,115	3,381
Materials 0.2%
Akzo Nobel N.V.	48,600	4,103
Media 0.1%
Reed Elsevier N.V.	115,120	2,159
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V. 2	55,254	1,566
STMicroelectronics N.V.	99,193	1,145

		2,711
Telecommunication Services 0.3%
Koninklijke (Royal) KPN N.V.	339,449	6,197
Transportation 0.2%
TNT N.V.	79,757	3,081

		58,427
Norway 0.7%

Banks 0.1%
DnB NOR A.S.A. *	117,439	1,743
Capital Goods 0.1%
Orkla A.S.A. (a)	136,763	1,803
Energy 0.4%
StatoilHydro A.S.A.	206,245	7,420
Telecommunication Services 0.1%
Telenor A.S.A. *	117,795	2,361

		13,327
Portugal 0.3%

Banks 0.1%
Banco Comercial Portugues S.A. — Reg’d (a)	622,781	1,747
Telecommunication Services 0.1%
Portugal Telecom SGPS S.A. — Reg’d (a)	186,107	2,208
Utilities 0.1%
EDP — Energias de Portugal S.A. *	391,312	2,469

		6,424
Singapore 0.7%

Banks 0.5%
DBS Group Holdings Ltd.	175,246	2,564
Oversea-Chinese Banking Corp., Ltd.	437,552	2,862
United Overseas Bank Ltd.	214,682	3,227

		8,653
Capital Goods 0.1%
Keppel Corp., Ltd.	202,000	1,546
Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	926,196	2,645

		12,844
6 See financial notes.

Schwab International Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Spain 5.1%

Banks 2.1%
Banco Bilbao Vizcaya Argentaria S.A.	585,315	13,424
Banco de Sabadell S.A.	185,508	1,846
Banco Popular Espanol S.A.	197,744	3,397
Banco Santander S.A.	1,035,917	22,403

		41,070
Capital Goods 0.1%
ACS, Actividades de Construction y Servicios S.A.	37,491	2,204
Energy 0.5%
Compania Espanola de Petroleos S.A.	18,285	2,005
Repsol YPF S.A.	154,504	6,242

		8,247
Retailing 0.1%
Industria de Diseno Textil S.A.	41,211	2,231
Telecommunication Services 1.2%
Telefonica S.A.	810,211	23,281
Transportation 0.1%
Abertis Infraestructuras S.A.	55,864	1,851
Utilities 1.0%
Gas Natural SDG S.A.	52,017	3,025
Iberdrola — S.A.	163,736	2,406
Iberdrola S.A.	819,620	11,943
Union Fenosa S.A.	31,463	2,101

		19,475

		98,359
Sweden 1.8%

Banks 0.6%
Nordea Bank AB	346,815	5,704
Skandinaviska Enskilda Banken AB, Class A	92,075	2,214
Svenska Handelsbanken AB, Class A	82,642	2,274
Swedbank AB, Class A (a)	64,379	1,619

		11,811
Capital Goods 0.4%
Atlas Copco AB, Class A	107,348	1,714
Sandvik AB (a)	179,447	2,736
Volvo AB, Class B (a)	188,427	2,848

		7,298
Diversified Financials 0.1%
Investor AB, Class B	68,068	1,607
Retailing 0.3%
Hennes & Mauritz AB, Class B	82,506	4,861
Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	2,414,296	6,099
Telecommunication Services 0.1%
TeliaSonera AB	320,134	2,844

		34,520
Switzerland 7.0%

Capital Goods 0.6%
ABB Ltd. — Reg’d	375,699	11,465
Consumer Durables & Apparel 0.3%
Compagnie Financiere Richemont S.A., Series A	85,683	5,151
Diversified Financials 1.2%
Credit Suisse Group — Reg’d (a)	163,740	9,118
Julius Baer Holding AG — Reg’d	36,647	2,687
UBS AG — Reg’d *	342,352	11,329

		23,134
Food, Beverage & Tobacco 1.6%
Nestle S.A. — Reg’d	65,630	31,324
Insurance 0.6%
Swiss Re — Reg’d (a)	62,331	5,154
Zurich Financial Services AG — Reg’d	24,047	7,288

		12,442
Materials 0.4%
Holcim Ltd. — Reg’d	33,439	3,263
Syngenta AG — Reg’d	16,162	4,803

		8,066
Pharmaceuticals & Biotechnology 2.2%
Novartis AG — Reg’d	447,192	22,541
Roche Holding AG	115,224	19,067
Roche Holding AG — Genusschein	7,876	1,452

		43,060
Telecommunication Services 0.1%
Swisscom AG — Reg’d	4,232	1,501

		136,143
United Kingdom 21.6%

Banks 3.8%
Barclays plc	1,071,184	9,685
HBOS plc	605,157	5,587
HSBC Holdings plc	1,926,858	33,458
See financial notes. 7

Schwab International Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Lloyds TSB Group plc	930,003	7,931
Royal Bank of Scotland Group plc	1,626,109	11,006
Standard Chartered plc	195,106	6,894

		74,561
Capital Goods 0.5%
BAE Systems plc	553,004	5,098
Rolls-Royce Group plc *	309,529	2,682
Rolls-Royce Group plc, Class B *	27,733,798	55
Wolseley plc	100,048	1,001

		8,836
Consumer Services 0.1%
Compass Group plc	328,860	2,217
Diversified Financials 0.2%
Man Group plc	266,983	3,055
Energy 4.8%
BG Group plc	556,473	13,581
BP plc	3,155,561	38,238
Royal Dutch Shell plc, Class A	588,320	23,580
Royal Dutch Shell plc, Class B	454,943	18,128

		93,527
Food & Staples Retailing 0.8%
J Sainsbury plc	253,705	1,926
Tesco plc	1,290,117	10,927
William Morrison Supermarkets plc	347,379	1,966

		14,819
Food, Beverage & Tobacco 1.9%
British American Tobacco plc	232,940	8,738
Cadbury Schweppes plc	343,491	3,945
Diageo plc	440,768	8,990
Imperial Tobacco Group plc	106,921	5,120
SABMiller plc	129,675	2,991
Unilever plc	214,819	7,210

		36,994
Health Care Equipment & Services 0.1%
Smith & Nephew plc	175,479	2,269
Household & Personal Products 0.3%
Reckitt Benckiser Group plc	101,843	5,918
Insurance 1.0%
Aviva plc	425,163	5,282
Legal & General Group plc	992,966	2,490
Old Mutual plc	874,614	2,208
Prudential plc	394,603	5,360
Resolution plc	112,683	1,613
Standard Life plc	317,165	1,566

		18,519
Materials 2.9%
Anglo American plc	218,499	14,124
BHP Billiton plc	363,125	12,958
Lonmin plc	25,638	1,569
Rio Tinto plc	167,659	19,545
Xstrata plc	100,849	7,851

		56,047
Media 0.5%
British Sky Broadcasting Group plc	195,898	2,111
Pearson plc	143,637	1,867
Reed Elsevier plc	166,374	2,106
Thomson Reuters plc	31,476	976
WPP Group plc	214,518	2,615

		9,675
Pharmaceuticals & Biotechnology 1.7%
AstraZeneca plc	245,264	10,289
GlaxoSmithKline plc	941,879	20,835
Shire plc	92,033	1,691

		32,815
Real Estate 0.2%
British Land Co. plc	90,252	1,498
Land Securities Group plc	75,040	2,282

		3,780
Retailing 0.1%
Marks & Spencer Group plc	275,748	2,069
Telecommunication Services 1.7%
BT Group plc	1,365,430	6,011
Vodafone Group plc	8,644,390	27,356

		33,367
Utilities 1.0%
British Energy Group plc	169,549	2,530
Centrica plc	579,112	3,367
International Power plc	246,348	2,137
National Grid plc	449,936	6,269
Scottish & Southern Energy plc	146,282	4,031
United Utilities plc	139,438	1,978

		20,312

		418,780

Total Common Stock (Cost $1,091,861)		1,913,754

Preferred Stock 0.2% of net assets

Germany 0.2%

Volkswagen AG	17,300	2,844

8 See financial notes.

Schwab International Index Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Total Preferred Stock (Cost $2,466)		2,844

Rights 0.0% of net assets

Australia 0.0%

Wesfarmers Ltd.	7,438	—
Wesfarmers Ltd.	3,301	—

Switzerland 0.0%		—

Diversified Financials 0.0%
UBS AG *	342,352	578

Total Rights		578
(Cost $—)

	Face Amount	Value
Security	($ x 1,000)	($ x 1,000)
Rate, Maturity Date

Short-Term Investment 0.4% of net assets

Wells Fargo, Grand Cayman, Time Deposit 2.09%, 05/01/08	7,030	7,030

Total Short-Term Investment
(Cost $7,030)		7,030

End of Investments.

	Number of	Value
Security	Shares	($ x 1,000)
Collateral Invested for Securities on Loan 10.0% of net assets
Securities Lending Investments Fund, a series of the Brown Brothers Investment Trust	194,695,429	194,695

End of collateral invested for securities on loan.
(All dollar amounts are x 1,000)
At 04/30/08, the tax basis cost of the fund's investments was $1,104,171, and the unrealized appreciation and depreciation were $857,203 and ($37,168), respectively, with a net unrealized appreciation of $820,035.
At 04/30/08, the prices of certain foreign securities held by the fund aggregating $1,721,380 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.
* Non-income producing security.
(a) All or a portion of this security is on loan.
CVA — Dutch Certificate
See financial notes. 9

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a) (1)	Code of ethics — not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer
Date: June 12, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer
Date: June 12, 2008

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: June 12, 2008